UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2012

Vanguard Bond Index Funds

Vanguard Total Bond Market Index Fund
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

> The returns of the four Vanguard Bond Index Funds were in line with those of their benchmark indexes for the six months ended June 30, 2012; returns for Investor Shares ranged from 0.99% for the Short-Term Bond Index Fund to 5.16% for the Long-Term Bond Index Fund.

> Interest rates declined, and the yield of the benchmark 10-year U.S. Treasury note slid to a record low.

> Returns of Treasury securities, a significant component of each of the funds, fluctuated in response to concerns about U.S. economic growth and Europe’s fiscal challenges.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Total Bond Market Index Fund.	10
Short-Term Bond Index Fund.	32
Intermediate-Term Bond Index Fund.	51
Long-Term Bond Index Fund.	71
About Your Fund’s Expenses.	87
Trustees Approve Advisory Arrangement.	90
Glossary.	91

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Total Bond Market Index Fund
Investor Shares	1.88%	1.38%	1.00%	2.38%
Admiral™ Shares	1.97	1.43	1.00	2.43
Signal® Shares	1.97	1.43	1.00	2.43
Institutional Shares	2.00	1.45	1.00	2.45
Institutional Plus Shares	2.02	1.46	1.00	2.46
ETF Shares	1.97
Market Price				2.34
Net Asset Value				2.35
Barclays U.S. Aggregate Float Adjusted Index				2.42
Spliced Intermediate Investment-Grade Debt
Funds Average				3.51

Spliced Intermediate Investment-Grade Debt Funds Average: Based on average returns for Intermediate U.S. Government Funds through
December 31, 2001, and average returns for Intermediate Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Vanguard Short-Term Bond Index Fund
Investor Shares	0.61%	0.76%	0.23%	0.99%
Admiral Shares	0.71	0.81	0.23	1.04
Signal Shares	0.71	0.81	0.23	1.04
Institutional Shares	0.73	0.83	0.23	1.06
Institutional Plus Shares	0.75	0.84	0.23	1.07
ETF Shares	0.71
Market Price				1.07
Net Asset Value				1.02
Barclays U.S. 1–5 Year Government/Credit Float
Adjusted Index				1.14
Spliced 1–5 Year Investment-Grade Debt Funds
Average				1.94

Spliced 1–5 Year Investment-Grade Debt Funds Average: Based on average returns for 1–5 Year U.S. Government Funds through December 31, 2001, and average returns for 1–5 Year Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2012
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	1.91%	1.65%	2.27%	3.92%
Admiral Shares	2.01	1.70	2.27	3.97
Signal Shares	2.01	1.70	2.27	3.97
Institutional Shares	2.03	1.72	2.27	3.99
Institutional Plus Shares	2.05	1.73	2.27	4.00
ETF Shares	2.01
Market Price				3.90
Net Asset Value				3.97
Barclays U.S. 5–10 Year Government/Credit Float
Adjusted Index				3.97
Spliced Intermediate Investment-Grade Debt
Funds Average				3.51

Spliced Intermediate Investment-Grade Debt Funds Average: Based on average returns for Intermediate U.S. Government Funds through
December 31, 2001, and average returns for Intermediate Investment-Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Vanguard Long-Term Bond Index Fund
Investor Shares	3.54%	2.12%	3.04%	5.16%
Institutional Shares	3.66	2.19	3.04	5.23
Institutional Plus Shares	3.68	2.20	3.04	5.24
ETF Shares	3.64
Market Price				5.18
Net Asset Value				5.14
Barclays U.S. Long Government/Credit Float
Adjusted Index				5.04
Spliced Corporate A-Rated Debt Funds Average				3.68

Spliced Corporate A-Rated Debt Funds Average: Based on average returns for General Government Funds through December 31, 2001, and average returns for Corporate A-Rated Debt Funds thereafter. Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2011, Through June 30, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market Index Fund
Investor Shares	$11.00	$11.10	$0.150	$0.010
Admiral Shares	11.00	11.10	0.156	0.010
Signal Shares	11.00	11.10	0.156	0.010
Institutional Shares	11.00	11.10	0.157	0.010
Institutional Plus Shares	11.00	11.10	0.158	0.010
ETF Shares	83.31	84.20	0.976	0.076
Vanguard Short-Term Bond Index Fund
Investor Shares	$10.61	$10.63	$0.081	$0.004
Admiral Shares	10.61	10.63	0.086	0.004
Signal Shares	10.61	10.63	0.086	0.004
Institutional Shares	10.61	10.63	0.088	0.004
Institutional Plus Shares	10.61	10.63	0.089	0.004
ETF Shares	80.80	81.04	0.551	0.031
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	$11.77	$12.00	$0.191	$0.036
Admiral Shares	11.77	12.00	0.197	0.036
Signal Shares	11.77	12.00	0.197	0.036
Institutional Shares	11.77	12.00	0.199	0.036
Institutional Plus Shares	11.77	12.00	0.200	0.036
ETF Shares	86.63	88.58	1.192	0.266
Vanguard Long-Term Bond Index Fund
Investor Shares	$13.91	$14.31	$0.286	$0.021
Institutional Shares	13.91	14.31	0.295	0.021
Institutional Plus Shares	13.91	14.31	0.297	0.021
ETF Shares	91.40	94.32	1.572	0.138

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Chairman’s Letter

Dear Shareholder,

During the six months ended June 30, 2012, the broad investment-grade bond market—and, therefore, the performance of the Vanguard Bond Index Funds—was dominated by two factors. One was the investor anxiety unleashed by both the Eurozone’s fiscal troubles and concerns that the U.S. economic recovery was losing momentum. The other was the continued downward pressure on interest rates resulting from a Federal Reserve Board bond-buying program aimed at stimulating growth.

When anxiety reigned, investors gravitated toward less-risky assets, such as U.S. Treasury securities, which are a substantial component of the four Vanguard Bond Index Funds. (Investor demand for bonds lifts their prices and reduces their yields. Bond prices and yields move in opposite directions.) The 30-day SEC yield for the Investor Shares of the Total Bond Market Index Fund, for example, declined from 2.17% on December 31, 2011, to 1.88% on June 30, 2012.

The net effect of the broad forces on the Total Bond Market Index Fund, which tracks the broad investment-grade bond market, was a return of 2.38% for the half-year. The returns of the other Bond Index Funds, which track segments of the broad market, were consistent with the typical relationship between maturity and interest rates, with longer-term bonds delivering higher returns, albeit with more price volatility. The Short-Term Bond Index

4

Fund returned 0.99%, the Intermediate-Term Bond Index Fund returned 3.92%, and the Long-Term Bond Index Fund returned 5.16%. The funds matched their benchmarks, after taking into account operating costs that indexes don’t have. Compared with the average return of peer-group funds, results were mixed.

On another matter—in case you missed our announcement last month—George U. “Gus” Sauter, managing director and chief investment officer of Vanguard, intends to retire at the end of 2012. It’s hard to overstate the contributions Gus has made to Vanguard in his 25-year career. He honed the strategy and built the team that have helped make Vanguard a world leader in indexing and developed our active quantitative equity strategies.

We’re fortunate that Mortimer J. “Tim” Buckley, also a managing director, will succeed Gus. Tim has been a member of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year, but I did want to mention the news in case you hadn’t heard.

Europe’s continuing woes are likely to remain with us
Throughout the six-month period, investors were preoccupied with Europe’s debt troubles. As conditions seemed to worsen, investors turned away from stocks to the perceived safety of Treasury securities. When the latest news from the region was positive, the reverse occurred. Vanguard economists expect Europe to remain a

Market Barometer
			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

CPI
Consumer Price Index	1.69%	1.66%	1.95%

5

trouble spot. The most likely scenario is that it will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

The demand for Treasuries, together with Fed policy, helped push the yield of the benchmark 10-year U.S. Treasury note below 1.5% for the first time; it closed at a record low of 1.47% on June 1. (It’s important to understand that low bond yields do imply lower future returns.) Municipal bonds remained a bright spot, delivering a return of more than 3%.

As the period drew to a close, investors wondered whether the Federal Reserve Board would extend its bond-buying program, which is aimed at lowering yields at the longer end of the spectrum of interest rates, in response to what may be a softening in domestic economic growth. The Fed has had a parallel policy at the shorter end of the yield curve. As it has since December 2008, the Fed held its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

Despite a decline toward the end, U.S. stocks posted strong returns
Although U.S. stocks entered negative territory toward the end of the reporting period as the news from Europe worsened, they were the standout performers for the six months as a whole, returning about 9%.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total Bond Market Index Fund	0.22%	0.10%	0.10%	0.07%	0.05%	0.10%	0.89%
Short-Term Bond Index Fund	0.22	0.11	0.11	0.07	0.05	0.11	0.84
Intermediate-Term Bond Index
Fund	0.22	0.11	0.11	0.07	0.05	0.11	0.89
Long-Term Bond Index Fund	0.22	—	—	0.07	0.05	0.11	1.03

The fund expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the funds’ annualized expense ratios were: for the Total Bond Market Index Fund, 0.21% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Short-Term Bond Index Fund, 0.21% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.21% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares; and for the Long-Term Bond Index Fund, 0.20% for Investor Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Total Bond Market Index Fund, Intermediate-Term Investment-Grade Debt Funds; for the Short-Term Bond Index Fund, 1–5 Year Investment-Grade Debt Funds; for the Intermediate-Term Bond Index Fund, Intermediate-Term Investment-Grade Debt Funds; for the Long-Term Bond Index Fund, Corporate A-Rated Debt Funds.

6

Domestic equities seemed to benefit from the perception that they offered some shelter from the storms roiling European markets. International stocks didn’t fare as well, returning about 3%. European stocks were the weakest performers. Returns for emerging markets and the developed markets of the Pacific region were restrained by signs of slowing growth.

The funds’ Treasury component turned in a volatile performance
Corporate bonds, which constitute about a fifth of the broad investment-grade bond market, returned 4.6% during the six-month period. Mortgage-backed securities, which represent about a third of the broad market, returned 1.7%. These securities are backed by pools of residential mortgages.

Returns of Treasuries, which also constitute about a third of the market, fluctuated widely during the period in response to the risk perceptions that I’ve described above. For example, as of March 31, the three-month return for the Treasury market overall was –1.3%; three months later, as of June 30, the three-month return was 2.8%. Overall, the Treasury component of the market index returned about 1.5% for the six months.

These underlying forces had a similar impact on the Bond Index Funds. The three-month return of the Total Bond Market Index Fund as of March 31 was 0.2%, but, on the strength of demand for Treasuries in the succeeding three months, the fund returned 2.38% for the entire period.

Higher rates, higher risk
As the yields of shorter-term bond funds have tumbled to historic lows, investors have sought higher yields in long-term bond funds. This strategy may make sense, but it’s not without risk. The key to managing this risk is to know what to expect.

When bond yields rise, the price of a long-term bond fund will drop more than the price of a short-term bond fund. When yields fall, on the other hand, the price of a long-term bond or bond fund will rise more sharply than that of a short-term one.
A bond fund’s average duration is a gauge of this “interest rate risk.” (You can find a fund’s duration in the “Fund Profile” of its annual and semiannual report and on
vanguard.com.) A duration of 1 year means that for every 1 percentage point change in yield, a bond fund’s price will change by about 1%.

At the end of June, Vanguard Short-Term Bond Index Fund had a duration of 2.7 years.
The Long-Term Bond Index Fund had a duration of 14.6 years. If interest rates rise, the higher-yielding long-term fund will experience a sharper, short-term setback.

7

A similar down-and-up pattern characterized the three other index funds, less so for the Short-Term Bond Index Fund because the Fed’s interest rate policy has kept shorter-term rates locked near generational lows. The intermediate-term fund, for example, produced a three-month return of 0.61% as of March 31, but returned 3.92% for the six months as a whole.

The fluctuation in returns was particularly dramatic in the case of the Long-Term Bond Index Fund because of its long “duration,” a gauge of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. (The longer a bond fund’s average maturity, the longer its duration. Longer-duration portfolios tend to outperform shorter-duration portfolios when yields decline.) The long-term fund returned about –2% for the first three months of the period, when there was a more hopeful economic outlook, and close to 8% for the later three months, when investor angst was more prevalent. For the period as a whole, the fund returned 5.16%.

Good news: Investors are smart, and they’re getting smarter
In recent years, I’ve often written about the challenges facing investors, from the 2008–2009 financial crisis to the more recent volatility caused by Europe’s debt troubles. Bad news inevitably seems to grab attention, and it’s our responsibility to speak to you candidly about these difficulties and to offer Vanguard’s perspective.

I think it’s also our responsibility to point out positive developments that may have been overlooked. On that score, I’ve been especially heartened to see individual investors become more discerning over time, particularly about the costs of investing. As I said in a recent address to financial advisors, “Individual investors are smart and getting smarter. And that’s a good thing. Increasingly, they are bringing a healthy consumer mentality to their investment portfolios. They want to know what they are buying and how much they are paying for it.”

Vanguard research confirms that over the past decade investors have displayed a growing cost-consciousness, directing a larger share of their money to low-cost investments. You can read the full report (Costs Matter: Are Fund Investors Voting With Their Feet?) at vanguard.com/ research.

In our view, investors are serving their interests by focusing on costs. The math is simple: The less investors pay for an investment, the more of its return they may keep. And cost savings compound over the long term, potentially helping investors build greater wealth.

8

So if you’re feeling buffeted by the latest headlines, it can be constructive to direct your attention to one of things you can control: your investment costs. We continue to believe that holding a balanced and diversified portfolio of low-cost investments can give investors a greater chance of reaching their long-term financial goals.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 17, 2012

9

Total Bond Market Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VBMFX	VBTLX	VBTSX	VBTIX	VBMPX	BND
Expense Ratio[1]	0.22%	0.10%	0.10%	0.07%	0.05%	0.10%
30-Day SEC Yield	1.88%	1.97%	1.97%	2.00%	2.02%	1.97%

Financial Attributes
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	5,248	7,923
Yield to Maturity
(before expenses)	1.9%	2.0%
Average Coupon	4.0%	3.7%
Average Duration	5.1 years	5.2 years
Average Maturity	7.2 years	7.2 years
Short-Term
Reserves	0.0%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.2%
Commercial Mortgage-Backed	2.1
Finance	7.2
Foreign	4.5
Government Mortgage-Backed	26.1
Industrial	12.2
Treasury/Agency	43.6
Utilities	2.4
Other	1.7

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
Spliced
Barclays
Aggregate
FA Index
R-Squared	0.99
Beta	1.03

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	3.7%
1 - 3 Years	24.4
3 - 5 Years	28.4
5 - 10 Years	29.3
10 - 20 Years	4.1
20 - 30 Years	9.8
Over 30 Years	0.3

Distribution by Credit Quality (% of portfolio)
U.S. Government	69.6%
Aaa	3.9
Aa	4.1
A	11.9
Baa	10.5

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.21% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares.

10

Total Bond Market Index Fund

Investment Focus

11

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012
				Spliced
				Barclays
				Aggregate
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	5.88%	2.38%	8.26%	10.26%
2003	4.64	-0.67	3.97	4.10
2004	4.43	-0.19	4.24	4.34
2005	4.43	-2.03	2.40	2.43
2006	4.97	-0.70	4.27	4.33
2007	5.22	1.70	6.92	6.97
2008	4.85	0.20	5.05	5.24
2009	4.26	1.67	5.93	5.93
2010	3.55	2.87	6.42	6.58
2011	3.30	4.26	7.56	7.92
2012	1.38	1.00	2.38	2.42

Spliced Barclays U.S. Aggregate Float Adjusted Index: Barclays U.S. Aggregate Bond Index through December 31, 2009; Barclays U.S. Aggregate Float Adjusted Index thereafter.

Note: For 2012, performance data reflect the six months ended June 30, 2012.

See Financial Highlights for dividend and capital gains information.

12

Total Bond Market Index Fund

Average Annual Total Returns: Periods Ended June 30, 2012
						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	12/11/1986	7.45%	6.71%	4.40%	1.04%	5.44%
Admiral Shares	11/12/2001	7.57	6.82	4.50	1.04	5.54
Signal Shares	9/1/2006	7.57	6.82	4.27[1]	2.09[1]	6.36[1]
Institutional Shares	9/18/1995	7.60	6.86	4.54	1.04	5.58
Institutional Plus Shares	9/18/1995	7.62	6.87	4.54	1.04	5.58
ETF Shares	4/3/2007
Market Price		7.62	6.78			6.371
Net Asset Value		7.53	6.79			6.351
1 Return since inception.

The creation of the Institutional Plus Shares occurred on February 5, 2010, when Vanguard Total Bond Market Index Fund acquired the net assets of Vanguard Institutional Total Bond Market Index Fund. For the period ended June 30, 2012, the returns and other data shown in the table above reflect a blend of historical performance of the fund’s Institutional Shares prior to February 5, 2010, and of the Institutional Plus Shares from then on.

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Total Bond Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	0.625%	4/30/13	1,290,100	1,294,138	1.2%
United States Treasury Note/Bond	6.250%	8/15/23	657,265	955,394	0.9%
United States Treasury Note/Bond	1.875%	2/28/14	780,635	800,643	0.7%
United States Treasury Note/Bond	1.000%	5/15/14	734,615	743,680	0.7%
United States Treasury Note/Bond	0.375%	6/15/15	730,800	730,230	0.7%
United States Treasury Note/Bond	0.250%	2/15/15	657,653	655,391	0.6%
United States Treasury Note/Bond	0.375%	4/15/15	649,725	649,420	0.6%
United States Treasury Note/Bond	2.125%	11/30/14	609,914	635,549	0.6%
United States Treasury Note/Bond	4.500%	8/15/39	455,749	619,322	0.6%
United States Treasury Note/Bond	1.375%	1/15/13	611,640	615,463	0.5%
United States Treasury Note/Bond	1.875%	4/30/14	558,225	573,839	0.5%
United States Treasury Note/Bond	2.750%	10/31/13	548,723	566,556	0.5%
United States Treasury Note/Bond	1.750%	5/15/22	553,769	558,786	0.5%
United States Treasury Note/Bond	4.250%	8/15/14	510,495	552,453	0.5%
United States Treasury Note/Bond	3.500%	5/15/20	452,328	528,871	0.5%
United States Treasury Note/Bond	4.625%	2/15/40	377,451	522,947	0.5%
United States Treasury Note/Bond	2.500%	6/30/17	472,050	512,618	0.5%
United States Treasury Note/Bond	4.750%	8/15/17	420,505	504,606	0.4%
United States Treasury Note/Bond	3.000%	9/30/16	457,850	503,351	0.4%
United States Treasury Note/Bond	2.000%	11/15/21	465,269	482,716	0.4%
United States Treasury Note/Bond	3.375%	11/15/19	411,613	476,508	0.4%
United States Treasury Note/Bond	0.500%	8/15/14	462,000	463,515	0.4%
United States Treasury Note/Bond	3.875%	5/15/18	381,008	446,256	0.4%
United States Treasury Note/Bond	4.375%	11/15/39	334,296	445,971	0.4%
United States Treasury Note/Bond	4.750%	5/15/14	405,403	438,784	0.4%
United States Treasury Note/Bond	0.125%	9/30/13	428,705	427,835	0.4%
United States Treasury Note/Bond	4.750%	2/15/41	298,325	422,082	0.4%
United States Treasury Note/Bond	0.250%	2/28/14	417,450	416,995	0.4%
United States Treasury Note/Bond	1.750%	3/31/14	404,950	414,948	0.4%
United States Treasury Note/Bond	4.500%	11/15/15	365,620	414,463	0.4%

14

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	3.125%	2/15/42	384,825	414,106	0.4%
	United States Treasury Note/Bond	3.625%	2/15/21	348,605	411,790	0.4%
	United States Treasury Note/Bond	2.375%	5/31/18	369,340	400,387	0.4%
	United States Treasury Note/Bond	4.250%	5/15/39	305,964	400,240	0.4%
	United States Treasury Note/Bond	3.625%	2/15/20	338,709	398,725	0.4%
	United States Treasury Note/Bond	0.250%	12/15/14	393,675	392,628	0.3%
	United States Treasury Note/Bond	2.625%	11/15/20	354,414	389,855	0.3%
	United States Treasury Note/Bond	8.750%	8/15/20	244,040	385,163	0.3%
	United States Treasury Note/Bond	3.250%	6/30/16	346,965	383,504	0.3%
	United States Treasury Note/Bond	3.000%	8/31/16	331,480	364,058	0.3%
	United States Treasury Note/Bond	4.375%	5/15/40	261,865	349,548	0.3%
	United States Treasury Note/Bond	9.875%	11/15/15	262,900	345,303	0.3%
	United States Treasury Note/Bond	0.375%	11/15/14	341,570	341,731	0.3%
	United States Treasury
	Note/Bond	0.125%–11.250%	2/15/13–5/15/42	18,516,581	20,681,269	18.6%
					43,031,637	38.8%
Agency Bonds and Notes
1	Federal Home Loan
	Mortgage Corp.	0.000%–6.750%	7/15/13–7/15/32	1,741,463	1,864,938	1.7%
1	Federal National
	Mortgage Assn.	0.000%–8.200%	7/12/13–7/15/37	1,801,245	1,950,442	1.8%
	Agency Bonds and Notes—Other †				1,277,707	1.1%
					5,093,087	4.6%
Conventional Mortgage-Backed Securities
[1,2,3] Fannie Mae Pool		3.500%	7/1/42	581,115	610,717	0.5%
[1,2,3] Fannie Mae Pool		3.000%	7/1/27	512,700	537,053	0.5%
[1,2,3] Fannie Mae Pool		2.500%–11.000%	8/1/12–7/1/42	10,848,120	11,716,590	10.6%
[1,2,3] Freddie Mac Gold Pool		3.000%	7/1/27	411,950	430,615	0.4%
[1,2,3] Freddie Mac Gold Pool		2.500%–10.000%	7/1/12–7/1/42	6,994,811	7,511,806	6.8%
[1,3]	Freddie Mac
	Non Gold Pool	8.000%–10.500%	12/1/15–3/1/20	34	38	0.0%
[2,3]	Ginnie Mae I Pool	4.000%	7/1/42	361,060	394,346	0.3%
[2,3]	Ginnie Mae I Pool	3.000%–11.500%	2/15/13–7/1/42	2,726,414	3,004,552	2.7%
[2,3]	Ginnie Mae II Pool	4.000%	7/1/42	566,965	618,525	0.6%
[2,3]	Ginnie Mae II Pool	3.500%	7/1/42	544,175	581,587	0.5%
[2,3]	Ginnie Mae II Pool	4.500%	4/20/41	343,008	377,888	0.3%
[2,3]	Ginnie Mae II Pool	3.000%–8.500%	4/20/18–7/1/42	2,428,372	2,681,021	2.4%
					28,464,738	25.6%
Nonconventional Mortgage-Backed Securities
[1,3,4] Fannie Mae Pool		1.797%–6.180%	11/1/32–3/1/42	479,843	506,779	0.5%
[1,3,4] Freddie Mac
	Non Gold Pool	2.182%–6.407%	4/1/33–6/1/41	355,701	376,680	0.3%
[3,4]	Ginnie Mae II Pool	2.375%–5.000%	6/20/29–1/20/42	203,208	213,294	0.2%
	Nonconventional Mortgage-Backed Securities—Other †				8,805	0.0%
					1,105,558	1.0%
Total U.S. Government and Agency Obligations (Cost $73,437,042)					77,695,020	70.0%
[5]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $ 2,454,235) †					2,734,736	2.5%

15

Total Bond Market Index Fund

				Market	Percentage
				Value	of Net
				($000)	Assets
Corporate Bonds
Finance
5	Banking †			5,075,856	4.6%
5	Brokerage †			144,058	0.1%
5	Finance Companies †			767,254	0.7%
5	Insurance †			1,360,685	1.2%
	Other Finance †			53,432	0.1%
	Real Estate Investment Trusts †			494,930	0.4%
				7,896,215	7.1%
Industrial
5	Basic Industry †			1,380,311	1.3%
5	Capital Goods †			1,212,771	1.1%
5	Communication †			2,458,833	2.2%
5	Consumer Cyclical †			1,679,545	1.5%
5	Consumer Noncyclical †			3,250,138	2.9%
5	Energy †			1,711,393	1.5%
	Other Industrial †			35,666	0.0%
	Technology †			1,005,375	0.9%
	Transportation †			492,855	0.5%
				13,226,887	11.9%
Utilities
5	Electric †			1,765,106	1.6%
5	Natural Gas †			811,903	0.8%
	Other Utility †			33,416	0.0%
				2,610,425	2.4%
Total Corporate Bonds (Cost $21,795,262)				23,733,527	21.4%
[5]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $ 4,665,908) †				5,004,164	4.5%
Taxable Municipal Bonds (Cost $ 909,176) †				1,075,278	1.0%

		Coupon	Shares
Temporary Cash Investment
Money Market Fund
6	Vanguard Market Liquidity Fund
	(Cost $5,605,644)	0.148%	5,605,644,019	5,605,644	5.0%
Total Investments (Cost $108,867,267)				115,848,369	104.4%
Other Assets and Liabilities
Other Assets				2,194,269	2.0%
Liabilities				(7,126,763)	(6.4%)
				(4,932,494)	(4.4%)
Net Assets				110,915,875	100.0%

16

Total Bond Market Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	115,848,369
Receivables for Investment Securities Sold	1,137,030
Accrued Income Receivable	758,696
Other Assets	298,543
Total Assets	118,042,638
Liabilities
Payables for Investment Securities Purchased	6,714,167
Payables for Capital Shares Redeemed	288,564
Other Liabilities	124,032
Total Liabilities	7,126,763
Net Assets	110,915,875

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	103,547,047
Undistributed Net Investment Income	38,730
Accumulated Net Realized Gains	348,996
Unrealized Appreciation (Depreciation)	6,981,102
Net Assets	110,915,875

Investor Shares—Net Assets
Applicable to 1,100,781,751 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,213,829
Net Asset Value Per Share—Investor Shares	$11.10

Admiral Shares—Net Assets
Applicable to 3,017,658,796 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	33,482,616
Net Asset Value Per Share—Admiral Shares	$11.10

Signal Shares—Net Assets
Applicable to 1,051,516,132 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,667,190
Net Asset Value Per Share—Signal Shares	$11.10

17

Total Bond Market Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 2,100,643,795 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	23,308,211
Net Asset Value Per Share—Institutional Shares	$11.10

Institutional Plus Shares—Net Assets
Applicable to 1,156,334,867 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,829,855
Net Asset Value Per Share—Institutional Plus Shares	$11.10

ETF Shares—Net Assets
Applicable to 206,823,018 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,414,174
Net Asset Value Per Share—ETF Shares	$84.20

• See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
2 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2012.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate security.
5 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $301,874,000, representing 0.3% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Bond Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Interest[1]	1,552,347
Total Income	1,552,347
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,100
Management and Administrative—Investor Shares	9,959
Management and Administrative—Admiral Shares	11,822
Management and Administrative—Signal Shares	3,476
Management and Administrative—Institutional Shares	3,485
Management and Administrative—Institutional Plus Shares	956
Management and Administrative—ETF Shares	4,660
Marketing and Distribution—Investor Shares	2,027
Marketing and Distribution—Admiral Shares	3,013
Marketing and Distribution—Signal Shares	1,748
Marketing and Distribution—Institutional Shares	3,645
Marketing and Distribution—Institutional Plus Shares	1,377
Marketing and Distribution—ETF Shares	2,315
Custodian Fees	549
Shareholders’ Reports—Investor Shares	231
Shareholders’ Reports—Admiral Shares	140
Shareholders’ Reports—Signal Shares	70
Shareholders’ Reports—Institutional Shares	174
Shareholders’ Reports—Institutional Plus Shares	47
Shareholders’ Reports—ETF Shares	254
Trustees’ Fees and Expenses	46
Total Expenses	53,094
Net Investment Income	1,499,253
Realized Net Gain (Loss) on Investment Securities Sold	360,942
Change in Unrealized Appreciation (Depreciation) of Investment Securities	617,932
Net Increase (Decrease) in Net Assets Resulting from Operations	2,478,127
1 Interest income from an affiliated company of the fund was $2,873,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,499,253	2,967,732
Realized Net Gain (Loss)	360,942	650,673
Change in Unrealized Appreciation (Depreciation)	617,932	3,252,735
Net Increase (Decrease) in Net Assets Resulting from Operations	2,478,127	6,871,140
Distributions
Net Investment Income
Investor Shares	(168,896)	(408,508)
Admiral Shares	(457,295)	(931,697)
Signal Shares	(161,570)	(317,543)
Institutional Shares	(333,554)	(692,073)
Institutional Plus Shares	(157,907)	(270,011)
ETF Shares	(181,301)	(347,900)
Realized Capital Gain[1]
Investor Shares	(11,133)	(58,470)
Admiral Shares	(29,358)	(144,136)
Signal Shares	(10,480)	(50,153)
Institutional Shares	(21,815)	(103,357)
Institutional Plus Shares	(9,529)	(43,336)
ETF Shares	(13,975)	(67,338)
Total Distributions	(1,556,813)	(3,434,522)
Capital Share Transactions
Investor Shares	(472,284)	(2,327,093)
Admiral Shares	1,847,588	3,086,562
Signal Shares	633,943	1,749,392
Institutional Shares	313,744	1,602,681
Institutional Plus Shares	3,239,086	2,797,315
ETF Shares	2,649,668	5,162,669
Net Increase (Decrease) from Capital Share Transactions	8,211,745	12,071,526
Total Increase (Decrease)	9,133,059	15,508,144
Net Assets
Beginning of Period	101,782,816	86,274,672
End of Period	110,915,875	101,782,816

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $48,145,000 and $183,055,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Bond Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.00	$10.60	$10.35	$10.18	$10.16	$9.99
Investment Operations
Net Investment Income	.150	.337	.362	.421	.477	.501
Net Realized and Unrealized Gain (Loss)
on Investments	.110	.451	.297	.170	.020	.170
Total from Investment Operations	.260	.788	.659	.591	.497	.671
Distributions
Dividends from Net Investment Income	(.150)	(.337)	(.362)	(.421)	(.477)	(.501)
Distributions from Realized Capital Gains	(.010)	(.051)	(.047)	—	—	—
Total Distributions	(.160)	(.388)	(.409)	(.421)	(.477)	(.501)
Net Asset Value, End of Period	$11.10	$11.00	$10.60	$10.35	$10.18	$10.16

Total Return[1]	2.38%	7.56%	6.42%	5.93%	5.05%	6.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,214	$12,584	$14,437	$19,555	$29,687	$29,532
Ratio of Total Expenses to
Average Net Assets	0.21%	0.22%	0.22%	0.22%	0.20%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.72%	3.12%	3.38%	4.09%	4.73%	5.02%
Portfolio Turnover Rate[2]	72%[3]	73%[3]	75%[3]	80%	61%	54%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3 Includes 37%, 34%, and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Bond Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.00	$10.60	$10.35	$10.18	$10.16	$9.99
Investment Operations
Net Investment Income	.156	.350	.374	.432	.486	.510
Net Realized and Unrealized Gain (Loss)
on Investments	.110	.451	.297	.170	.020	.170
Total from Investment Operations	.266	.801	.671	.602	.506	.680
Distributions
Dividends from Net Investment Income	(.156)	(.350)	(.374)	(.432)	(.486)	(.510)
Distributions from Realized Capital Gains	(.010)	(.051)	(.047)	—	—	—
Total Distributions	(.166)	(.401)	(.421)	(.432)	(.486)	(.510)
Net Asset Value, End of Period	$11.10	$11.00	$10.60	$10.35	$10.18	$10.16

Total Return[1]	2.43%	7.69%	6.54%	6.04%	5.15%	7.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,483	$31,366	$27,200	$17,932	$12,978	$10,232
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.11%	0.12%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.83%	3.24%	3.49%	4.19%	4.82%	5.11%
Portfolio Turnover Rate[2]	72%[3]	73%[3]	75%[3]	80%	61%	54%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3 Includes 37%, 34%, and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Bond Market Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.00	$10.60	$10.35	$10.18	$10.16	$9.99
Investment Operations
Net Investment Income	.156	.350	.374	.432	.486	.510
Net Realized and Unrealized Gain (Loss)
on Investments	.110	.451	.297	.170	.020	.170
Total from Investment Operations	.266	.801	.671	.602	.506	.680
Distributions
Dividends from Net Investment Income	(.156)	(.350)	(.374)	(.432)	(.486)	(.510)
Distributions from Realized Capital Gains	(.010)	(.051)	(.047)	—	—	—
Total Distributions	(.166)	(.401)	(.421)	(.432)	(.486)	(.510)
Net Asset Value, End of Period	$11.10	$11.00	$10.60	$10.35	$10.18	$10.16

Total Return	2.43%	7.69%	6.54%	6.04%	5.15%	7.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,667	$10,938	$8,813	$8,450	$7,372	$5,414
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.11%	0.12%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.83%	3.24%	3.49%	4.19%	4.82%	5.11%
Portfolio Turnover Rate[1]	72%[2]	73%[2]	75%[2]	80%	61%	54%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2 Includes 37%, 34%, and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total Bond Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.00	$10.60	$10.35	$10.18	$10.16	$9.99
Investment Operations
Net Investment Income	.157	.353	.378	.437	.490	.513
Net Realized and Unrealized Gain (Loss)
on Investments	.110	.451	.297	.170	.020	.170
Total from Investment Operations	.267	.804	.675	.607	.510	.683
Distributions
Dividends from Net Investment Income	(.157)	(.353)	(.378)	(.437)	(.490)	(.513)
Distributions from Realized Capital Gains	(.010)	(.051)	(.047)	—	—	—
Total Distributions	(.167)	(.404)	(.425)	(.437)	(.490)	(.513)
Net Asset Value, End of Period	$11.10	$11.00	$10.60	$10.35	$10.18	$10.16

Total Return	2.45%	7.72%	6.58%	6.09%	5.19%	7.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,308	$22,812	$20,419	$15,692	$12,431	$9,492
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.86%	3.27%	3.53%	4.24%	4.86%	5.14%
Portfolio Turnover Rate[1]	72%[2]	73%[2]	75%[2]	80%	61%	54%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2 Includes 37%, 34%, and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total Bond Market Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Year	Feb. 5,
	Ended	Ended	2010[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$11.00	$10.60	$10.50
Investment Operations
Net Investment Income	.158	.355	.343
Net Realized and Unrealized Gain (Loss) on Investments	.110	.451	.147
Total from Investment Operations	.268	.806	.490
Distributions
Dividends from Net Investment Income	(.158)	(.355)	(.343)
Distributions from Realized Capital Gains	(.010)	(.051)	(.047)
Total Distributions	(.168)	(.406)	(.390)
Net Asset Value, End of Period	$11.10	$11.00	$10.60

Total Return	2.46%	7.74%	4.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,830	$9,486	$6,358
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	2.88%	3.29%	3.55%[2]
Portfolio Turnover Rate[3]	72%[4]	73%[4]	75%[4]

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Includes 37%, 34%, and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total Bond Market Index Fund

Financial Highlights

ETF Shares
Six Months						April 3,
	Ended					2007[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$83.31	$80.21	$78.31	$76.93	$76.61	$74.95
Investment Operations
Net Investment Income	1.163	2.598	2.793	3.163	3.525	2.351
Net Realized and Unrealized Gain (Loss)
on Investments	.779	3.487	2.256	1.380	.320	1.660
Total from Investment Operations	1.942	6.085	5.049	4.543	3.845	4.011
Distributions
Dividends from Net Investment Income	(.976)	(2.598)	(2.793)	(3.163)	(3.525)	(2.351)
Distributions from Realized Capital Gains	(.076)	(.387)	(.356)	—	—	—
Total Distributions	(1.052)	(2.985)	(3.149)	(3.163)	(3.525)	(2.351)
Net Asset Value, End of Period	$84.20	$83.31	$80.21	$78.31	$76.93	$76.61

Total Return	2.35%	7.71%	6.51%	6.03%	5.18%	5.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,414	$14,596	$9,048	$6,242	$2,946	$1,095
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	2.83%	3.24%	3.49%	4.19%	4.83%	5.10%[2]
Portfolio Turnover Rate[3]	72%[4]	73%[4]	75%[4]	80%	61%	54%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Includes 37%, 34%, and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

27

Total Bond Market Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $16,647,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 6.66% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

28

Total Bond Market Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	77,695,020	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,734,736	—
Corporate Bonds	—	23,733,524	3
Sovereign Bonds	—	5,004,164	—
Taxable Municipal Bonds	—	1,075,278	—
Temporary Cash Investments	5,605,644	—	—
Total	5,605,644	110,242,722	3

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended June 30, 2012, the fund realized $9,390,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At June 30, 2012, the cost of investment securities for tax purposes was $108,867,267,000. Net unrealized appreciation of investment securities for tax purposes was $6,981,102,000, consisting of unrealized gains of $7,050,733,000 on securities that had risen in value since their purchase and $69,631,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2012, the fund purchased $5,145,157,000 of investment securities and sold $2,530,080,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $41,165,322,000 and $35,465,991,000, respectively.

29

Total Bond Market Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,720,310	156,188	3,663,259	339,216
Issued in Lieu of Cash Distributions	171,238	15,506	446,483	41,317
Redeemed	(2,363,832)	(214,359)	(6,436,835)	(599,204)
Net Increase (Decrease)—Investor Shares	(472,284)	(42,665)	(2,327,093)	(218,671)
Admiral Shares
Issued	3,404,312	308,796	6,336,314	587,559
Issued in Lieu of Cash Distributions	445,550	40,343	983,763	90,914
Redeemed	(2,002,274)	(181,693)	(4,233,515)	(394,468)
Net Increase (Decrease)—Admiral Shares	1,847,588	167,446	3,086,562	284,005
Signal Shares
Issued	2,582,920	234,387	5,082,723	471,252
Issued in Lieu of Cash Distributions	152,531	13,811	325,731	30,093
Redeemed	(2,101,508)	(190,642)	(3,659,062)	(338,831)
Net Increase (Decrease)—Signal Shares	633,943	57,556	1,749,392	162,514
Institutional Shares
Issued	4,704,553	426,885	8,191,392	758,447
Issued in Lieu of Cash Distributions	337,453	30,559	751,170	69,442
Redeemed	(4,728,262)	(429,718)	(7,339,881)	(681,446)
Net Increase (Decrease)—Institutional Shares	313,744	27,726	1,602,681	146,443
Institutional Plus Shares
Issued	4,003,819	363,803	4,901,805	455,377
Issued in Lieu of Cash Distributions	155,190	14,048	289,337	26,719
Redeemed	(919,923)	(83,512)	(2,393,827)	(219,954)
Net Increase (Decrease)—Institutional Plus Shares	3,239,086	294,339	2,797,315	262,142
ETF Shares
Issued	2,774,989	33,123	5,340,473	64,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(125,321)	(1,500)	(177,804)	(2,200)
Net Increase (Decrease)—ETF Shares	2,649,668	31,623	5,162,669	62,400

30

Total Bond Market Index Fund

G. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

31

Short-Term Bond Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VBISX	VBIRX	VBSSX	VBITX	VBIPX	BSV
Expense Ratio[1]	0.22%	0.11%	0.11%	0.07%	0.05%	0.11%
30-Day SEC Yield	0.61%	0.71%	0.71%	0.73%	0.75%	0.71%

Financial Attributes
		Barclays
		1–5 Year
		Gov/	Spliced
		Credit	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,442	2,574	7,923
Yield to Maturity
(before expenses)	0.8%	0.8%	2.0%
Average Coupon	2.2%	2.4%	3.7%
Average Duration	2.7 years	2.7 years	5.2 years
Average Maturity	2.8 years	2.8 years	7.2 years
Short-Term
Reserves	0.7%	—	—

Sector Diversification (% of portfolio)
Finance	9.0%
Foreign	7.7
Industrial	10.4
Treasury/Agency	71.1
Utilities	1.4
Other	0.4

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced
	Barclays	Spliced
	1–5 Year	Barclays
	Gov/Credit	Aggregate
	FA Index	FA Index
R-Squared	0.98	0.78
Beta	1.03	0.54

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	2.8%
1 - 3 Years	57.4
3 - 5 Years	39.6
5 - 10 Years	0.2

Distribution by Credit Quality (% of portfolio)
U.S. Government	71.2%
Aaa	3.3
Aa	6.0
A	12.0
Baa	7.5

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.21% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares.

32

Short-Term Bond Index Fund

Investment Focus

33

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012
				Spliced
				Barclays
				1–5 Year
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	4.60%	1.50%	6.10%	8.12%
2003	3.22	0.15	3.37	3.35
2004	2.98	-1.28	1.70	1.85
2005	3.48	-2.17	1.31	1.44
2006	4.39	-0.30	4.09	4.22
2007	4.79	2.43	7.22	7.27
2008	3.95	1.48	5.43	5.12
2009	2.91	1.37	4.28	4.62
2010	2.22	1.70	3.92	4.08
2011	1.85	1.11	2.96	3.13
2012	0.76	0.23	0.99	1.14

Spliced Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index: Barclays U.S. 1–5 Year Government/Credit Bond Index through December 31, 2009; Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index thereafter.

Note: For 2012, performance data reflect the six months ended June 30, 2012.

See Financial Highlights for dividend and capital gains information.

34

Short-Term Bond Index Fund

Average Annual Total Returns: Periods Ended June 30, 2012
						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/1/1994	2.33%	4.57%	3.26%	0.67%	3.93%
Admiral Shares	11/12/2001	2.44	4.67	3.35	0.67	4.02
Signal Shares	3/30/2007	2.44	4.67	3.01[1]	1.50[1]	4.51[1]
Institutional Shares	9/27/2011	—	—	1.31[1]	0.22[1]	1.53[1]
Institutional Plus Shares	9/29/2011	—	—	1.32[1]	0.22[1]	1.54[1]
ETF Shares	4/3/2007
Market Price		2.41	4.62			4.531
Net Asset Value		2.41	4.65			4.511
1 Return since inception.

35

Short-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	0.375%	7/31/13	473,840	474,356	1.9%
United States Treasury Note/Bond	2.500%	3/31/15	392,198	414,749	1.6%
United States Treasury Note/Bond	2.625%	7/31/14	393,725	412,242	1.6%
United States Treasury Note/Bond	1.000%	3/31/17	401,590	407,301	1.6%
United States Treasury Note/Bond	0.875%	12/31/16	383,541	387,077	1.5%
United States Treasury Note/Bond	1.750%	5/31/16	354,725	370,964	1.5%
United States Treasury Note/Bond	0.250%	2/28/14	364,650	364,252	1.4%
United States Treasury Note/Bond	2.375%	10/31/14	346,285	362,408	1.4%
United States Treasury Note/Bond	0.750%	6/30/17	333,100	333,570	1.3%
United States Treasury Note/Bond	0.250%	10/31/13	327,095	326,892	1.3%
United States Treasury Note/Bond	0.875%	4/30/17	294,949	297,300	1.2%
United States Treasury Note/Bond	0.875%	2/28/17	281,270	283,776	1.1%
United States Treasury Note/Bond	1.875%	4/30/14	276,005	283,725	1.1%
United States Treasury Note/Bond	2.125%	11/30/14	270,915	282,302	1.1%
United States Treasury Note/Bond	1.250%	10/31/15	274,925	281,754	1.1%
United States Treasury Note/Bond	1.000%	10/31/16	269,270	273,436	1.1%
United States Treasury Note/Bond	1.875%	2/28/14	262,020	268,736	1.1%
United States Treasury Note/Bond	2.375%	3/31/16	251,547	268,604	1.1%
United States Treasury Note/Bond	1.000%	9/30/16	262,830	267,019	1.1%
United States Treasury Note/Bond	2.250%	5/31/14	253,755	262,994	1.0%
United States Treasury Note/Bond	1.750%	3/31/14	241,500	247,463	1.0%
United States Treasury Note/Bond	0.625%	5/31/17	247,325	246,281	1.0%
United States Treasury Note/Bond	1.375%	11/30/15	233,650	240,587	0.9%
United States Treasury Note/Bond	1.875%	6/30/15	228,073	237,837	0.9%
United States Treasury Note/Bond	1.500%	6/30/16	226,120	234,353	0.9%
United States Treasury Note/Bond	0.375%	4/15/15	231,725	231,616	0.9%
United States Treasury Note/Bond	0.250%	4/30/14	231,850	231,560	0.9%
United States Treasury Note/Bond	2.375%	2/28/15	216,697	228,074	0.9%
United States Treasury Note/Bond	1.125%	6/15/13	223,153	225,001	0.9%
United States Treasury Note/Bond	2.000%	4/30/16	213,180	224,871	0.9%
United States Treasury Note/Bond	2.625%	6/30/14	208,580	218,129	0.9%

36

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	0.250%	6/30/14	215,600	215,330	0.8%
United States Treasury Note/Bond	0.875%	11/30/16	210,797	212,939	0.8%
United States Treasury Note/Bond	0.125%	8/31/13	200,110	199,766	0.8%
United States Treasury Note/Bond	2.125%	2/29/16	173,480	183,509	0.7%
United States Treasury Note/Bond	0.250%	5/31/14	182,690	182,462	0.7%
United States Treasury Note/Bond	2.125%	12/31/15	171,800	181,383	0.7%
United States Treasury Note/Bond	0.125%	12/31/13	177,185	176,714	0.7%
United States Treasury Note/Bond	0.750%	6/15/14	174,105	175,628	0.7%
United States Treasury Note/Bond	1.500%	7/31/16	165,825	171,888	0.7%
United States Treasury Note/Bond	2.500%	4/30/15	159,417	168,783	0.7%
United States Treasury Note/Bond	0.250%	11/30/13	165,270	165,141	0.7%
United States Treasury Note/Bond	2.375%	9/30/14	157,350	164,530	0.6%
United States Treasury Note/Bond	0.375%	3/15/15	163,885	163,808	0.6%
United States Treasury Note/Bond	1.000%	8/31/16	154,320	156,828	0.6%
United States Treasury Note/Bond	1.750%	7/31/15	150,035	155,990	0.6%
United States Treasury Note/Bond	0.250%	5/15/15	154,275	153,624	0.6%
United States Treasury Note/Bond	0.625%	7/15/14	142,115	142,915	0.6%
United States Treasury Note/Bond	0.375%	6/15/15	137,600	137,493	0.5%
United States Treasury Note/Bond	2.750%	10/31/13	132,705	137,018	0.5%
United States Treasury
Note/Bond	0.250%–11.250%	5/31/13–5/15/18	2,902,184	3,044,744	12.0%
				15,479,722	60.8%
Agency Bonds and Notes
1 Federal Home Loan Banks	0.375%–5.625%	8/14/13–6/21/17	535,105	558,283	2.2%
2 Federal Home Loan
Mortgage Corp.	0.375%–5.500%	7/15/13–7/28/17	838,750	870,951	3.4%
2 Federal National
Mortgage Assn.	0.500%–5.250%	8/9/13–4/27/17	1,023,559	1,067,672	4.2%
Agency Bonds and Notes—Other †				92,173	0.4%
				2,589,079	10.2%
Total U.S. Government and Agency Obligations (Cost $17,751,801)				18,068,801	71.0%
[3]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $ 9,347) †				9,695	0.1%
Corporate Bonds
Finance
3 Banking †				1,660,559	6.5%
Brokerage †				41,256	0.2%
Finance Companies †				210,924	0.8%
Insurance †				252,057	1.0%
Other Finance †				15,420	0.1%
Real Estate Investment Trusts †				95,101	0.4%
				2,275,317	9.0%
Industrial
Basic Industry †				252,356	1.0%
Capital Goods †				232,395	0.9%
Communication †				434,057	1.7%
3 Consumer Cyclical †				360,661	1.4%
3 Consumer Noncyclical †				681,930	2.7%
3 Energy †				284,805	1.1%
Other Industrial †				1,915	0.0%
Technology †				304,145	1.2%
Transportation †				48,861	0.2%
				2,601,125	10.2%

37

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
Utilities
Electric †				236,245	0.9%
3 Natural Gas †				104,837	0.4%
				341,082	1.3%
Total Corporate Bonds (Cost $5,083,626)				5,217,524	20.5%
Sovereign Bonds (U.S. Dollar-Denominated)
European Investment Bank	0.875%–5.125%	9/17/13–6/15/17	375,349	385,243	1.5%
4 KFW	0.625%–5.125%	7/15/13–2/15/17	282,250	290,114	1.1%
4 Landwirtschaftliche
Rentenbank	2.125%–5.125%	7/15/13–2/1/17	43,890	46,648	0.2%
Sovereign Bonds (U.S. Dollar-Denominated)—Other †				1,217,856	4.8%
Total Sovereign Bonds (Cost $1,896,257)				1,939,861	7.6%
Taxable Municipal Bonds (Cost $ 26,713) †				27,682	0.1%

			Shares
Temporary Cash Investment
Money Market Fund
5 Vanguard Market Liquidity Fund
(Cost $168,079)	0.148%		168,078,799	168,079	0.6%
Total Investments (Cost $24,935,823)				25,431,642	99.9%
Other Assets and Liabilities
Other Assets				931,217	3.7%
Liabilities				(917,015)	(3.6%)
				14,202	0.1%
Net Assets				25,445,844	100.0%

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	24,893,540
Undistributed Net Investment Income	10,600
Accumulated Net Realized Gains	45,885
Unrealized Appreciation (Depreciation)	495,819
Net Assets	25,445,844

Investor Shares—Net Assets
Applicable to 319,116,177 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,391,359
Net Asset Value Per Share—Investor Shares	$10.63

Admiral Shares—Net Assets
Applicable to 399,240,395 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,242,875
Net Asset Value Per Share—Admiral Shares	$10.63

38

Short-Term Bond Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 577,709,725 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,139,517
Net Asset Value Per Share—Signal Shares	$10.63

Institutional Shares—Net Assets
Applicable to 201,029,284 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,136,424
Net Asset Value Per Share—Institutional Shares	$10.63

Institutional Plus Shares—Net Assets
Applicable to 98,879,253 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,050,823
Net Asset Value Per Share—Institutional Plus Shares	$10.63

ETF Shares—Net Assets
Applicable to 104,700,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,484,846
Net Asset Value Per Share—ETF Shares	$81.04

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $54,859,000, representing 0.2% of net assets.
4 Guaranteed by the Federal Republic of Germany.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

39

Short-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Interest[1]	208,484
Total Income	208,484
Expenses
The Vanguard Group—Note B
Investment Advisory Services	698
Management and Administrative—Investor Shares	2,848
Management and Administrative—Admiral Shares	1,460
Management and Administrative—Signal Shares	1,903
Management and Administrative—Institutional Shares	396
Management and Administrative—Institutional Plus Shares	125
Management and Administrative—ETF Shares	2,427
Marketing and Distribution—Investor Shares	602
Marketing and Distribution—Admiral Shares	497
Marketing and Distribution—Signal Shares	1,072
Marketing and Distribution—Institutional Shares	112
Marketing and Distribution—Institutional Plus Shares	57
Marketing and Distribution—ETF Shares	1,205
Custodian Fees	82
Shareholders’ Reports—Investor Shares	65
Shareholders’ Reports—Admiral Shares	29
Shareholders’ Reports—Signal Shares	21
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	8
Shareholders’ Reports—ETF Shares	54
Trustees’ Fees and Expenses	10
Total Expenses	13,672
Net Investment Income	194,812
Realized Net Gain (Loss) on Investment Securities Sold	49,695
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(669)
Net Increase (Decrease) in Net Assets Resulting from Operations	243,838
1 Interest income from an affiliated company of the fund was $77,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	194,812	419,753
Realized Net Gain (Loss)	49,695	161,181
Change in Unrealized Appreciation (Depreciation)	(669)	67,599
Net Increase (Decrease) in Net Assets Resulting from Operations	243,838	648,533
Distributions
Net Investment Income
Investor Shares	(27,116)	(71,522)
Admiral Shares	(33,887)	(74,819)
Signal Shares	(51,209)	(143,354)
Institutional Shares	(12,765)	(2,653)
Institutional Plus Shares	(6,978)	(2,159)
ETF Shares	(52,257)	(125,246)
Realized Capital Gain[1]
Investor Shares	(1,297)	(20,538)
Admiral Shares	(1,567)	(21,641)
Signal Shares	(2,353)	(37,231)
Institutional Shares	(685)	(3,797)
Institutional Plus Shares	(265)	(1,997)
ETF Shares	(2,942)	(38,969)
Total Distributions	(193,321)	(543,926)
Capital Share Transactions
Investor Shares	(416,756)	(445,325)
Admiral Shares	141,860	309,186
Signal Shares	(442,891)	(457,452)
Institutional Shares	1,291,619	845,491
Institutional Plus Shares	338,058	711,890
ETF Shares	980,411	1,815,285
Net Increase (Decrease) from Capital Share Transactions	1,892,301	2,779,075
Total Increase (Decrease)	1,942,818	2,883,682
Net Assets
Beginning of Period	23,503,026	20,619,344
End of Period[2]	25,445,844	23,503,026

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $2,277,000 and $19,656,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $10,600,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Short-Term Bond Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.61	$10.55	$10.42	$10.28	$10.13	$9.89
Investment Operations
Net Investment Income	.081	.193	.229	.293	.389	.456
Net Realized and Unrealized Gain (Loss)
on Investments	.024	.117	.177	.141	.150	.240
Total from Investment Operations	.105	.310	.406	.434	.539	.696
Distributions
Dividends from Net Investment Income	(.081)	(.193)	(.229)	(.293)	(.389)	(.456)
Distributions from Realized Capital Gains	(.004)	(.057)	(.047)	(.001)	—	—
Total Distributions	(.085)	(.250)	(.276)	(.294)	(.389)	(.456)
Net Asset Value, End of Period	$10.63	$10.61	$10.55	$10.42	$10.28	$10.13

Total Return[1]	0.99%	2.96%	3.92%	4.28%	5.43%	7.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,391	$3,802	$4,226	$5,283	$3,680	$2,773
Ratio of Total Expenses to
Average Net Assets	0.21%	0.22%	0.22%	0.22%	0.19%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.52%	1.81%	2.15%	2.78%	3.79%	4.58%
Portfolio Turnover Rate[2]	55%	67%	58%	77%	101%	79%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.61	$10.55	$10.42	$10.28	$10.13	$9.89
Investment Operations
Net Investment Income	.086	.205	.240	.303	.397	.464
Net Realized and Unrealized Gain (Loss)
on Investments	.024	.117	.177	.141	.150	.240
Total from Investment Operations	.110	.322	.417	.444	.547	.704
Distributions
Dividends from Net Investment Income	(.086)	(.205)	(.240)	(.303)	(.397)	(.464)
Distributions from Realized Capital Gains	(.004)	(.057)	(.047)	(.001)	—	—
Total Distributions	(.090)	(.262)	(.287)	(.304)	(.397)	(.464)
Net Asset Value, End of Period	$10.63	$10.61	$10.55	$10.42	$10.28	$10.13

Total Return[1]	1.04%	3.08%	4.03%	4.38%	5.51%	7.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,243	$4,094	$3,766	$1,961	$1,632	$1,502
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.63%	1.92%	2.26%	2.88%	3.87%	4.66%
Portfolio Turnover Rate[2]	55%	67%	58%	77%	101%	79%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Short-Term Bond Index Fund

Financial Highlights

Signal Shares
Six Months						Mar. 30,
	Ended					2007[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.61	$10.55	$10.42	$10.28	$10.13	$9.93
Investment Operations
Net Investment Income	.086	.205	.240	.303	.397	.352
Net Realized and Unrealized Gain (Loss)
on Investments	.024	.117	.177	.141	.150	.200
Total from Investment Operations	.110	.322	.417	.444	.547	.552
Distributions
Dividends from Net Investment Income	(.086)	(.205)	(.240)	(.303)	(.397)	(.352)
Distributions from Realized Capital Gains	(.004)	(.057)	(.047)	(.001)	—	—
Total Distributions	(.090)	(.262)	(.287)	(.304)	(.397)	(.352)
Net Asset Value, End of Period	$10.63	$10.61	$10.55	$10.42	$10.28	$10.13

Total Return	1.04%	3.08%	4.03%	4.38%	5.51%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,140	$6,571	$6,987	$5,080	$3,212	$1,851
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	1.63%	1.92%	2.26%	2.88%	3.87%	4.66%[2]
Portfolio Turnover Rate[3]	55%	67%	58%	77%	101%	79%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Short-Term Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months	Sept. 27,
	Ended	2011[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$10.61	$10.66
Investment Operations
Net Investment Income	.088	.050
Net Realized and Unrealized Gain (Loss) on Investments	.024	(.001)
Total from Investment Operations	.112	.049
Distributions
Dividends from Net Investment Income	(.088)	(.050)
Distributions from Realized Capital Gains	(.004)	(.049)
Total Distributions	(.092)	(.099)
Net Asset Value, End of Period	$10.63	$10.61

Total Return	1.06%	0.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,136	$843
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]
Ratio of Net Investment Income to Average Net Assets	1.66%	1.96%[2]
Portfolio Turnover Rate[3]	55%	67%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Short-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Sept. 29,
	Ended	2011[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$10.61	$10.66
Investment Operations
Net Investment Income	.089	.051
Net Realized and Unrealized Gain (Loss) on Investments	.024	(.001)
Total from Investment Operations	.113	.050
Distributions
Dividends from Net Investment Income	(.089)	(.051)
Distributions from Realized Capital Gains	(.004)	(.049)
Total Distributions	(.093)	(.100)
Net Asset Value, End of Period	$10.63	$10.61

Total Return	1.07%	0.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,051	$711
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	1.68%	1.98%[2]
Portfolio Turnover Rate[3]	55%	67%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Short-Term Bond Index Fund

Financial Highlights

ETF Shares
Six Months						April 3,
	Ended					2007[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$80.80	$80.35	$79.35	$78.13	$76.88	$74.95
Investment Operations
Net Investment Income	.652	1.538	1.796	2.196	2.886	2.249
Net Realized and Unrealized Gain (Loss)
on Investments	.170	.885	1.359	1.228	1.250	1.930
Total from Investment Operations	.822	2.423	3.155	3.424	4.136	4.179
Distributions
Dividends from Net Investment Income	(.551)	(1.538)	(1.796)	(2.196)	(2.886)	(2.249)
Distributions from Realized Capital Gains	(.031)	(.435)	(.359)	(.008)	—	—
Total Distributions	(.582)	(1.973)	(2.155)	(2.204)	(2.886)	(2.249)
Net Asset Value, End of Period	$81.04	$80.80	$80.35	$79.35	$78.13	$76.88

Total Return	1.02%	3.04%	4.00%	4.44%	5.48%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,485	$7,482	$5,640	$3,682	$1,149	$407
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	1.63%	1.92%	2.26%	2.88%	3.88%	4.65%[2]
Portfolio Turnover Rate[3]	55%	67%	58%	77%	101%	79%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $3,727,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.49% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

48

Short-Term Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	18,068,801	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	9,695	—
Corporate Bonds	—	5,217,524	—
Sovereign Bonds	—	1,939,861	—
Taxable Municipal Bonds	—	27,682	—
Temporary Cash Investments	168,079	—	—
Total	168,079	25,263,563	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended June 30, 2012, the fund realized $3,829,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At June 30, 2012, the cost of investment securities for tax purposes was $24,935,823,000. Net unrealized appreciation of investment securities for tax purposes was $495,819,000, consisting of unrealized gains of $508,222,000 on securities that had risen in value since their purchase and $12,403,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2012, the fund purchased $1,567,765,000 of investment securities and sold $1,159,339,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,045,549,000 and $5,548,963,000, respectively.

49

Short-Term Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	546,705	51,408	1,416,207	133,421
Issued in Lieu of Cash Distributions	24,552	2,308	81,818	7,715
Redeemed	(988,013)	(92,991)	(1,943,350)	(183,284)
Net Increase (Decrease)—Investor Shares	(416,756)	(39,275)	(445,325)	(42,148)
Admiral Shares
Issued	773,359	72,755	1,551,618	146,202
Issued in Lieu of Cash Distributions	31,721	2,983	86,468	8,151
Redeemed	(663,220)	(62,406)	(1,328,900)	(125,317)
Net Increase (Decrease)—Admiral Shares	141,860	13,332	309,186	29,036
Signal Shares
Issued	1,480,701	139,373	3,351,705	315,782
Issued in Lieu of Cash Distributions	42,211	3,969	148,504	13,999
Redeemed	(1,965,803)	(185,002)	(3,957,661)	(372,534)
Net Increase (Decrease)—Signal Shares	(442,891)	(41,660)	(457,452)	(42,753)
Institutional Shares
Issued	1,477,024	139,061	890,174	83,613
Issued in Lieu of Cash Distributions	12,027	1,131	5,988	564
Redeemed	(197,432)	(18,575)	(50,671)	(4,765)
Net Increase (Decrease)—Institutional Shares	1,291,619	121,617	845,491	79,412
Institutional Plus Shares
Issued	434,789	40,956	773,615	72,819
Issued in Lieu of Cash Distributions	6,058	570	3,568	336
Redeemed	(102,789)	(9,670)	(65,293)	(6,131)
Net Increase (Decrease)—Institutional Plus Shares	338,058	31,856	711,890	67,024
ETF Shares
Issued	1,109,709	13,700	2,584,132	31,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(129,298)	(1,600)	(768,847)	(9,500)
Net Increase (Decrease)—ETF Shares	980,411	12,100	1,815,285	22,400

G. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

50

Intermediate-Term Bond Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VBIIX	VBILX	VIBSX	VBIMX	VBIUX	BIV
Expense Ratio[1]	0.22%	0.11%	0.11%	0.07%	0.05%	0.11%
30-Day SEC Yield	1.91%	2.01%	2.01%	2.03%	2.05%	2.01%

Financial Attributes
		Barclays
		5–10 Year
		Gov/	Spliced
		Credit	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,311	1,704	7,923
Yield to Maturity
(before expenses)	2.1%	2.2%	2.0%
Average Coupon	4.3%	4.0%	3.7%
Average Duration	6.4 years	6.4 years	5.2 years
Average Maturity	7.3 years	7.3 years	7.2 years
Short-Term
Reserves	0.3%	—	—

Sector Diversification (% of portfolio)
Finance	13.4%
Foreign	5.6
Government Mortgage-Backed	0.1
Industrial	23.4
Treasury/Agency	52.9
Utilities	4.4
Other	0.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced
	Barclays	Spliced
	5–10 Year	Barclays
	Gov/Credit	Aggregate
	FA Index	FA Index
R-Squared	0.99	0.97
Beta	1.02	1.62

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
1 - 3 Years	0.3%
3 - 5 Years	2.7
5 - 10 Years	97.0

Distribution by Credit Quality (% of portfolio)
U.S. Government	53.0%
Aaa	1.1
Aa	4.2
A	21.3
Baa	20.4

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.21% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares.

51

Intermediate-Term Bond Index Fund

Investment Focus

52

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012
				Spliced
				Barclays
				5–10 Year
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	6.19%	4.66%	10.85%	13.03%
2003	5.05	0.60	5.65	5.97
2004	4.87	0.35	5.22	5.30
2005	4.64	-2.89	1.75	1.83
2006	4.97	-1.06	3.91	3.81
2007	5.17	2.44	7.61	7.55
2008	4.93	0.00	4.93	5.06
2009	4.69	2.10	6.79	6.50
2010	4.26	5.11	9.37	9.44
2011	4.01	6.61	10.62	10.79
2012	1.65	2.27	3.92	3.97

Spliced Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index: Barclays U.S. 5–10 Year Government/Credit Bond Index through December 31, 2009; Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index thereafter.

Note: For 2012, performance data reflect the six months ended June 30, 2012.

See Financial Highlights for dividend and capital gains information.

53

Intermediate-Term Bond Index Fund

Average Annual Total Returns: Periods Ended June 30, 2012

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/1/1994	10.99%	8.57%	4.74%	2.02%	6.76%
Admiral Shares	11/12/2001	11.11	8.68	4.83	2.02	6.85
Signal Shares	6/4/2007	11.11	8.68	4.58[1]	3.90[1]	8.48[1]
Institutional Shares	1/26/2006	11.15	8.72	4.72[1]	2.80[1]	7.52[1]
Institutional Plus Shares	11/30/2011	—	—	2.08[1]	3.83[1]	5.91[1]
ETF Shares	4/3/2007
Market Price		11.16	8.68			8.081
Net Asset Value		11.10	8.67			8.041
1 Return since inception.

54

Intermediate-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	3.500%	5/15/20	442,765	517,690	3.3%
	United States Treasury Note/Bond	3.625%	2/15/20	438,932	516,706	3.3%
	United States Treasury Note/Bond	3.625%	8/15/19	394,420	462,887	2.9%
	United States Treasury Note/Bond	3.125%	5/15/19	403,495	458,786	2.9%
	United States Treasury Note/Bond	3.375%	11/15/19	349,059	404,092	2.6%
	United States Treasury Note/Bond	2.000%	11/15/21	352,055	365,257	2.3%
	United States Treasury Note/Bond	2.125%	8/15/21	340,508	358,174	2.3%
	United States Treasury Note/Bond	2.625%	8/15/20	325,060	358,024	2.3%
	United States Treasury Note/Bond	3.750%	11/15/18	289,640	339,423	2.2%
	United States Treasury Note/Bond	3.625%	2/15/21	272,840	322,292	2.1%
	United States Treasury Note/Bond	3.125%	5/15/21	245,788	280,007	1.8%
	United States Treasury Note/Bond	3.500%	2/15/18	243,700	278,961	1.8%
1	United States Treasury Note/Bond	2.000%	2/15/22	263,595	272,615	1.7%
	United States Treasury Note/Bond	2.625%	11/15/20	234,407	257,848	1.6%
	United States Treasury Note/Bond	4.000%	8/15/18	215,285	254,878	1.6%
	United States Treasury Note/Bond	4.250%	11/15/17	196,840	232,240	1.5%
	United States Treasury Note/Bond	1.750%	5/15/22	223,725	225,752	1.4%
	United States Treasury Note/Bond	4.750%	8/15/17	178,660	214,392	1.4%
	United States Treasury Note/Bond	3.875%	5/15/18	152,280	178,358	1.1%
	United States Treasury Note/Bond	4.500%	5/15/17	130,550	154,049	1.0%
	United States Treasury Note/Bond	8.500%	2/15/20	93,756	143,798	0.9%
	United States Treasury Note/Bond	2.750%	2/15/19	110,435	122,617	0.8%
	United States Treasury Note/Bond	2.625%	4/30/18	93,775	102,947	0.7%
	United States Treasury Note/Bond	8.875%	8/15/17	71,285	100,345	0.6%
	United States Treasury Note/Bond	2.375%	5/31/18	84,225	91,305	0.6%
	United States Treasury Note/Bond	2.750%	5/31/17	79,895	87,672	0.6%
	United States Treasury Note/Bond	8.750%	5/15/17	61,950	85,723	0.6%
	United States Treasury Note/Bond	1.875%	10/31/17	80,400	84,860	0.5%
	United States Treasury Note/Bond	1.125%	5/31/19	78,600	78,784	0.5%
	United States Treasury Note/Bond	8.875%	2/15/19	51,850	78,099	0.5%
	United States Treasury Note/Bond	1.875%	9/30/17	65,335	68,939	0.4%

55

Intermediate-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	2.875%	3/31/18	58,495	65,030	0.4%
United States Treasury Note/Bond	1.000%	6/30/19	51,000	50,626	0.3%
United States Treasury Note/Bond	2.250%	11/30/17	45,175	48,584	0.3%
United States Treasury Note/Bond	2.500%	6/30/17	43,475	47,211	0.3%
United States Treasury Note/Bond	2.375%	7/31/17	31,500	34,025	0.2%
United States Treasury Note/Bond	1.375%	2/28/19	32,800	33,507	0.2%
United States Treasury
Note/Bond	1.250%–8.750%	3/31/17–11/15/21	115,465	132,529	0.8%
				7,909,032	50.3%
Agency Bonds and Notes
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	50,640	58,371	0.4%
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	41,000	41,018	0.3%
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	37,425	38,473	0.2%
2 Federal Home Loan
Mortgage Corp.	1.750%–5.500%	8/23/17–5/30/19	53,955	61,181	0.4%
Agency Bonds and Notes—Other †				177,054	1.1%
				376,097	2.4%
Total U.S. Government and Agency Obligations (Cost $7,582,364)				8,285,129	52.7%
[3]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $ 7,439) †				8,030	0.1%
Corporate Bonds
Finance
Banking
Bank of America Corp.	5.625%	7/1/20	37,245	39,901	0.3%
Bank of America Corp.	5.650%	5/1/18	27,795	29,911	0.2%
Bank of America Corp.	5.000%–7.625%	9/1/17–1/24/22	48,150	52,826	0.3%
Bear Stearns Cos. LLC	4.650%–7.250%	10/2/17–7/2/18	24,589	27,893	0.2%
JPMorgan Chase & Co.	6.000%	1/15/18	33,907	38,844	0.3%
JPMorgan Chase & Co.	4.250%–6.300%	4/23/19–1/24/22	96,623	104,155	0.7%
JPMorgan Chase Bank NA	6.000%	10/1/17	14,525	16,269	0.1%
Merrill Lynch & Co. Inc.	6.875%	4/25/18	34,600	38,451	0.2%
Merrill Lynch & Co. Inc.	6.400%–6.875%	8/28/17–11/15/18	20,050	21,892	0.1%
3 Banking—Other †				947,938	6.0%
3 Brokerage †				58,082	0.4%
Finance Companies
4 GE Capital Trust I	6.375%	11/15/67	425	440	0.0%
General Electric Capital Corp.	5.625%	5/1/18	51,275	58,973	0.4%
4 General Electric
Capital Corp.	4.375%–6.375%	9/15/17–11/15/67	75,125	82,710	0.5%
Finance Companies—Other †				47,713	0.3%
Insurance †				330,675	2.1%
Other Finance †				5,518	0.0%
Real Estate Investment Trusts †				180,010	1.1%
				2,082,201	13.2%
Industrial
3 Basic Industry †				439,523	2.8%
Capital Goods
General Electric Co.	5.250%	12/6/17	22,825	26,652	0.2%
3 Capital Goods—Other †				360,017	2.3%
Communication †				550,722	3.5%
3 Consumer Cyclical †				375,936	2.4%
Consumer Noncyclical
Altria Group Inc.	9.700%	11/10/18	24,200	33,451	0.2%
Pfizer Inc.	6.200%	3/15/19	27,050	33,980	0.2%

56

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
3	Consumer Noncyclical—Other †				861,239	5.5%
3	Energy †				477,308	3.0%
3	Other Industrial †				10,938	0.1%
	Technology
	International Business
	Machines Corp.	5.700%	9/14/17	25,725	31,012	0.2%
	Technology—Other †				287,576	1.8%
	Transportation †				126,687	0.8%
					3,615,041	23.0%
Utilities
3	Electric †				410,685	2.6%
3	Natural Gas †				249,121	1.6%
	Other Utility †				10,052	0.1%
					669,858	4.3%
Total Corporate Bonds (Cost $5,846,574)					6,367,100	40.5%
Sovereign Bonds (U.S. Dollar-Denominated)
5	KFW	2.750%	9/8/20	26,175	27,569	0.1%
	United Mexican States	5.950%	3/19/19	23,525	28,642	0.2%
3	Sovereign Bonds (U.S. Dollar-Denominated)—Other †				814,977	5.2%
Total Sovereign Bonds (Cost $802,704)					871,188	5.5%
Taxable Municipal Bonds (Cost $ 38,445) †					41,642	0.2%

				Shares
Temporary Cash Investment
Money Market Fund
6	Vanguard Market Liquidity Fund
	(Cost $44,386)	0.149%		44,385,857	44,386	0.3%
Total Investments (Cost $14,321,912)					15,617,475	99.3%
Other Assets and Liabilities
Other Assets					565,000	3.6%
Liabilities					(462,078)	(2.9%)
					102,922	0.7%
Net Assets					15,720,397	100.0%

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	14,222,692
Undistributed Net Investment Income	9,443
Accumulated Net Realized Gains	192,492
Unrealized Appreciation (Depreciation)
Investment Securities	1,295,563
Futures Contracts	207
Net Assets	15,720,397

57

Intermediate-Term Bond Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 180,988,299 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,171,206
Net Asset Value Per Share—Investor Shares	$12.00

Admiral Shares—Net Assets
Applicable to 480,747,193 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,767,240
Net Asset Value Per Share—Admiral Shares	$12.00

Signal Shares—Net Assets
Applicable to 266,178,333 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,193,158
Net Asset Value Per Share—Signal Shares	$12.00

Institutional Shares—Net Assets
Applicable to 68,689,350 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	824,040
Net Asset Value Per Share—Institutional Shares	$12.00

Institutional Plus Shares—Net Assets
Applicable to 9,614,515 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	115,339
Net Asset Value Per Share—Institutional Plus Shares	$12.00

ETF Shares—Net Assets
Applicable to 41,200,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,649,414
Net Asset Value Per Share—ETF Shares	$88.58

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Securities with a value of $326,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $86,164,000, representing 0.5% of net assets.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Guaranteed by the Federal Republic of Germany.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

58

Intermediate-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Interest[1]	251,471
Total Income	251,471
Expenses
The Vanguard Group—Note B
Investment Advisory Services	424
Management and Administrative—Investor Shares	1,725
Management and Administrative—Admiral Shares	2,085
Management and Administrative—Signal Shares	967
Management and Administrative—Institutional Shares	122
Management and Administrative—Institutional Plus Shares	17
Management and Administrative—ETF Shares	1,005
Marketing and Distribution—Investor Shares	344
Marketing and Distribution—Admiral Shares	525
Marketing and Distribution—Signal Shares	451
Marketing and Distribution—Institutional Shares	116
Marketing and Distribution—Institutional Plus Shares	8
Marketing and Distribution—ETF Shares	459
Custodian Fees	36
Shareholders’ Reports—Investor Shares	42
Shareholders’ Reports—Admiral Shares	36
Shareholders’ Reports—Signal Shares	9
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	41
Trustees’ Fees and Expenses	6
Total Expenses	8,419
Net Investment Income	243,052
Realized Net Gain (Loss)
Investment Securities Sold	198,438
Futures Contracts	434
Realized Net Gain (Loss)	198,872
Change in Unrealized Appreciation (Depreciation)
Investment Securities	132,978
Futures Contracts	207
Change in Unrealized Appreciation (Depreciation)	133,185
Net Increase (Decrease) in Net Assets Resulting from Operations	575,109

1 Interest income from an affiliated company of the fund was $34,000.
See accompanying Notes, which are an integral part of the Financial Statements.

59

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	243,052	466,393
Realized Net Gain (Loss)	198,872	238,153
Change in Unrealized Appreciation (Depreciation)	133,185	535,808
Net Increase (Decrease) in Net Assets Resulting from Operations	575,109	1,240,354
Distributions
Net Investment Income
Investor Shares	(34,429)	(77,381)
Admiral Shares	(92,085)	(181,606)
Signal Shares	(49,696)	(96,157)
Institutional Shares	(12,611)	(27,725)
Institutional Plus Shares	(1,882)	(316)
ETF Shares	(42,906)	(83,208)
Realized Capital Gain[1]
Investor Shares	(6,371)	(31,849)
Admiral Shares	(16,806)	(77,555)
Signal Shares	(9,321)	(40,161)
Institutional Shares	(2,288)	(10,036)
Institutional Plus Shares	(340)	(1,204)
ETF Shares	(9,386)	(39,173)
Total Distributions	(278,121)	(666,371)
Capital Share Transactions
Investor Shares	1,412	(344,657)
Admiral Shares	340,328	474,019
Signal Shares	442,937	313,577
Institutional Shares	120,693	69,153
Institutional Plus Shares	6,192	107,021
ETF Shares	796,233	752,115
Net Increase (Decrease) from Capital Share Transactions	1,707,795	1,371,228
Total Increase (Decrease)	2,004,783	1,945,211
Net Assets
Beginning of Period	13,715,614	11,770,403
End of Period	15,720,397	13,715,614

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $3,681,000 and $15,745,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.77	$11.21	$10.72	$10.50	$10.50	$10.25
Investment Operations
Net Investment Income	.191	.425	.448	.474	.498	.507
Net Realized and Unrealized Gain (Loss)
on Investments	.266	.738	.547	.220	—	.250
Total from Investment Operations	.457	1.163	.995	.694	.498	.757
Distributions
Dividends from Net Investment Income	(.191)	(.425)	(.448)	(.474)	(.498)	(.507)
Distributions from Realized Capital Gains	(.036)	(.178)	(.057)	—	—	—
Total Distributions	(.227)	(.603)	(.505)	(.474)	(.498)	(.507)
Net Asset Value, End of Period	$12.00	$11.77	$11.21	$10.72	$10.50	$10.50

Total Return[1]	3.92%	10.62%	9.37%	6.79%	4.93%	7.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,171	$2,129	$2,378	$3,479	$3,318	$3,020
Ratio of Total Expenses to
Average Net Assets	0.21%	0.22%	0.22%	0.22%	0.19%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.24%	3.65%	3.97%	4.50%	4.81%	4.74%
Portfolio Turnover Rate[2]	79%	61%	46%	72%	89%	72%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Intermediate-Term Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.77	$11.21	$10.72	$10.50	$10.50	$10.25
Investment Operations
Net Investment Income	.197	.437	.461	.485	.506	.515
Net Realized and Unrealized Gain (Loss)
on Investments	.266	.738	.547	.220	—	.250
Total from Investment Operations	.463	1.175	1.008	.705	.506	.765
Distributions
Dividends from Net Investment Income	(.197)	(.437)	(.461)	(.485)	(.506)	(.515)
Distributions from Realized Capital Gains	(.036)	(.178)	(.057)	—	—	—
Total Distributions	(.233)	(.615)	(.518)	(.485)	(.506)	(.515)
Net Asset Value, End of Period	$12.00	$11.77	$11.21	$10.72	$10.50	$10.50

Total Return[1]	3.97%	10.74%	9.49%	6.89%	5.01%	7.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,767	$5,320	$4,623	$2,508	$2,458	$2,308
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.35%	3.76%	4.08%	4.60%	4.89%	4.82%
Portfolio Turnover Rate[2]	79%	61%	46%	72%	89%	72%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have been applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Intermediate-Term Bond Index Fund

Financial Highlights

Signal Shares
Six Months						June 4,
	Ended					2007[1] to
For a Share Outstanding	June 30,		Year Ended December 31,			Dec. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.77	$11.21	$10.72	$10.50	$10.50	$10.12
Investment Operations
Net Investment Income	.197	.437	.461	.485	.506	.297
Net Realized and Unrealized Gain (Loss)
on Investments	.266	.738	.547	.220	—	.380
Total from Investment Operations	.463	1.175	1.008	.705	.506	.677
Distributions
Dividends from Net Investment Income	(.197)	(.437)	(.461)	(.485)	(.506)	(.297)
Distributions from Realized Capital Gains	(.036)	(.178)	(.057)	—	—	—
Total Distributions	(.233)	(.615)	(.518)	(.485)	(.506)	(.297)
Net Asset Value, End of Period	$12.00	$11.77	$11.21	$10.72	$10.50	$10.50

Total Return	3.97%	10.74%	9.49%	6.89%	5.01%	6.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,193	$2,690	$2,255	$1,918	$1,720	$1,443
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	3.35%	3.76%	4.08%	4.60%	4.89%	4.82%[2]
Portfolio Turnover Rate[3]	79%	61%	46%	72%	89%	72%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.77	$11.21	$10.72	$10.50	$10.50	$10.25
Investment Operations
Net Investment Income	.199	.442	.465	.490	.510	.518
Net Realized and Unrealized Gain (Loss)
on Investments	.266	.738	.547	.220	—	.250
Total from Investment Operations	.465	1.180	1.012	.710	.510	.768
Distributions
Dividends from Net Investment Income	(.199)	(.442)	(.465)	(.490)	(.510)	(.518)
Distributions from Realized Capital Gains	(.036)	(.178)	(.057)	—	—	—
Total Distributions	(.235)	(.620)	(.522)	(.490)	(.510)	(.518)
Net Asset Value, End of Period	$12.00	$11.77	$11.21	$10.72	$10.50	$10.50

Total Return	3.99%	10.78%	9.53%	6.95%	5.05%	7.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$824	$689	$582	$522	$508	$271
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	3.38%	3.80%	4.12%	4.65%	4.93%	4.85%
Portfolio Turnover Rate[1]	79%	61%	46%	72%	89%	72%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Nov. 30,
	Ended	2011[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$11.77	$11.73
Investment Operations
Net Investment Income	.200	.072
Net Realized and Unrealized Gain (Loss) on Investments	.266	.178
Total from Investment Operations	.466	.250
Distributions
Dividends from Net Investment Income	(.200)	.072
Distributions from Realized Capital Gains	(.036)	.138
Total Distributions	(.236)	.210
Net Asset Value, End of Period	$12.00	$11.77

Total Return	4.00%	1.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$115	$107
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	3.40%	3.82%[2]
Portfolio Turnover Rate[3]	79%	61%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Intermediate-Term Bond Index Fund

Financial Highlights

ETF Shares
Six Months						April 3,
	Ended					2007[1] to
For a Share Outstanding	June 30,		Year Ended December 31,			Dec. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$86.63	$82.56	$78.85	$77.19	$76.96	$74.90
Investment Operations
Net Investment Income	1.421	3.183	3.326	3.474	3.537	2.389
Net Realized and Unrealized Gain (Loss)
on Investments	1.987	5.383	4.131	1.660	.230	2.060
Total from Investment Operations	3.408	8.566	7.457	5.134	3.767	4.449
Distributions
Dividends from Net Investment Income	(1.192)	(3.183)	(3.326)	(3.474)	(3.537)	(2.389)
Distributions from Realized Capital Gains	(.266)	(1.313)	(.421)	—	—	—
Total Distributions	(1.458)	(4.496)	(3.747)	(3.474)	(3.537)	(2.389)
Net Asset Value, End of Period	$88.58	$86.63	$82.56	$78.85	$77.19	$76.96

Total Return	3.97%	10.62%	9.55%	6.82%	5.07%	6.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,649	$2,781	$1,932	$1,230	$617	$169
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	3.35%	3.76%	4.08%	4.60%	4.90%	4.81%[2]
Portfolio Turnover Rate[3]	79%	61%	46%	72%	89%	72%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

67

Intermediate-Term Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $2,353,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.94% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,285,129	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,030	—
Corporate Bonds	—	6,367,100	—
Sovereign Bonds	—	871,188	—
Taxable Municipal Bonds	—	41,642	—
Temporary Cash Investments	44,386	—	—
Futures Contracts—Liabilities[1]	(161)	—	—
Total	44,225	15,573,089	—
1 Represents variation margin on the last day of the reporting period.

68

Intermediate-Term Bond Index Fund

D. At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year United States Treasury Note	September 2012	294	39,212	207

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended June 30, 2012, the fund realized $4,345,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At June 30, 2012, the cost of investment securities for tax purposes was $14,321,912,000. Net unrealized appreciation of investment securities for tax purposes was $1,295,563,000, consisting of unrealized gains of $1,304,872,000 on securities that had risen in value since their purchase and $9,309,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $2,010,663,000 of investment securities and sold $1,026,329,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $5,444,887,000 and $4,756,627,000, respectively.

69

Intermediate-Term Bond Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	389,701	32,843	739,902	64,106
Issued in Lieu of Cash Distributions	36,318	3,059	98,081	8,511
Redeemed	(424,607)	(35,852)	(1,182,640)	(103,745)
Net Increase (Decrease)—Investor Shares	1,412	50	(344,657)	(31,128)
Admiral Shares
Issued	720,124	60,726	1,207,076	104,397
Issued in Lieu of Cash Distributions	94,955	7,997	225,793	19,571
Redeemed	(474,751)	(40,098)	(958,850)	(84,074)
Net Increase (Decrease)—Admiral Shares	340,328	28,625	474,019	39,894
Signal Shares
Issued	796,709	67,297	1,307,048	114,078
Issued in Lieu of Cash Distributions	47,457	3,997	110,096	9,543
Redeemed	(401,229)	(33,778)	(1,103,567)	(96,071)
Net Increase (Decrease)—Signal Shares	442,937	37,516	313,577	27,550
Institutional Shares
Issued	145,374	12,248	421,011	36,793
Issued in Lieu of Cash Distributions	12,942	1,090	32,795	2,844
Redeemed	(37,623)	(3,176)	(384,653)	(32,997)
Net Increase (Decrease)—Institutional Shares	120,693	10,162	69,153	6,640
Institutional Plus Shares
Issued	12,304	1,037	105,733	8,980
Issued in Lieu of Cash Distributions	2,222	187	1,520	130
Redeemed	(8,334)	(700)	(232)	(20)
Net Increase (Decrease)—Institutional Plus Shares	6,192	524	107,021	9,090
ETF Shares
Issued	831,157	9,500	843,294	9,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(34,924)	(400)	(91,179)	(1,100)
Net Increase (Decrease)—ETF Shares	796,233	9,100	752,115	8,700

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

70

Long-Term Bond Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics
	Investor	Institutional	Institutional	ETF
	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VBLTX	VBLLX	VBLIX	BLV
Expense Ratio[1]	0.22%	0.07%	0.05%	0.11%
30-Day SEC Yield	3.54%	3.66%	3.68%	3.64%

Financial Attributes
		Barclays
		Long
		Gov/	Spliced
		Credit	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,341	1,575	7,923
Yield to Maturity
(before expenses)	3.7%	3.8%	2.0%
Average Coupon	5.6%	5.6%	3.7%
Average Duration	14.6 years	14.6 years	5.2 years
Average Maturity	24.2 years	24.3 years	7.2 years
Short-Term
Reserves	0.4%	—	—

Sector Diversification (% of portfolio)
Asset-Backed	0.1%
Finance	8.3
Foreign	5.4
Industrial	27.9
Treasury/Agency	44.1
Utilities	7.8
Other	6.4

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced
	Barclays	Spliced
	Long	Barclays
	Gov/Credit	Aggregate
	FA Index	FA Index
R-Squared	0.99	0.70
Beta	1.04	2.69

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.5%
1 - 3 Years	0.1
3 - 5 Years	0.3
5 - 10 Years	1.1
10 - 20 Years	25.5
20 - 30 Years	70.5
Over 30 Years	2.0

Distribution by Credit Quality (% of portfolio)
U.S. Government	44.2%
Aaa	1.5
Aa	7.2
A	23.0
Baa	24.1

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.20% for Investor Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares.

71

Long-Term Bond Index Fund

Investment Focus

72

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012
				Spliced
				Barclays
				Long
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	6.59%	7.76%	14.35%	14.81%
2003	5.47	0.03	5.50	5.87
2004	5.62	2.78	8.40	8.56
2005	5.15	0.17	5.32	5.34
2006	5.29	-2.62	2.67	2.71
2007	5.55	1.04	6.59	6.60
2008	5.81	2.83	8.64	8.44
2009	5.27	-3.51	1.76	1.92
2010	5.21	5.06	10.27	10.16
2011	5.51	16.55	22.06	22.49
2012	2.12	3.04	5.16	5.04

Spliced Barclays U.S. Long Government/Credit Float Adjusted Index: Barclays U.S. Long Government/Credit Bond Index through December 31,
2009; Barclays U.S. Long Government/Credit Float Adjusted Index thereafter.
Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/1/1994	24.65%	10.99%	5.45%	3.22%	8.67%
Institutional Shares	2/2/2006	24.82	11.14	5.53[1]	3.55[1]	9.08[1]
Institutional Plus Shares	10/6/2011	—	—	3.46[1]	5.61[1]	9.07[1]
ETF Shares	4/3/2007
Market Price		25.13	11.15			10.251
Net Asset Value		24.64	11.06			10.141
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

73

Long-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	4.375%	11/15/39	157,225	209,748	3.7%
	United States Treasury Note/Bond	4.625%	2/15/40	126,001	174,571	3.1%
	United States Treasury Note/Bond	4.250%	11/15/40	123,775	162,145	2.9%
	United States Treasury Note/Bond	4.375%	5/15/40	107,828	143,933	2.5%
	United States Treasury Note/Bond	3.125%	11/15/41	131,005	141,056	2.5%
	United States Treasury Note/Bond	4.750%	2/15/41	98,360	139,164	2.5%
	United States Treasury Note/Bond	4.500%	8/15/39	99,271	134,901	2.4%
	United States Treasury Note/Bond	4.375%	5/15/41	96,125	128,583	2.3%
	United States Treasury Note/Bond	4.250%	5/15/39	96,753	126,565	2.2%
	United States Treasury Note/Bond	6.250%	8/15/23	57,370	83,392	1.5%
	United States Treasury Note/Bond	3.125%	2/15/42	77,485	83,381	1.5%
	United States Treasury Note/Bond	5.250%	11/15/28	58,005	81,697	1.4%
	United States Treasury Note/Bond	6.875%	8/15/25	51,975	81,244	1.4%
	United States Treasury Note/Bond	3.875%	8/15/40	61,790	76,195	1.3%
	United States Treasury Note/Bond	6.125%	8/15/29	45,665	70,602	1.3%
	United States Treasury Note/Bond	3.000%	5/15/42	64,415	67,605	1.2%
	United States Treasury Note/Bond	4.500%	5/15/38	43,950	59,545	1.1%
	United States Treasury Note/Bond	6.750%	8/15/26	29,460	46,247	0.8%
	United States Treasury Note/Bond	6.000%	2/15/26	31,280	45,898	0.8%
	United States Treasury Note/Bond	7.125%	2/15/23	28,980	44,348	0.8%
	United States Treasury Note/Bond	7.500%	11/15/24	22,090	35,724	0.6%
	United States Treasury Note/Bond	5.375%	2/15/31	22,160	32,326	0.6%
	United States Treasury Note/Bond	4.375%	2/15/38	22,888	30,415	0.5%
	United States Treasury Note/Bond	6.250%	5/15/30	16,780	26,510	0.5%
	United States Treasury Note/Bond	1.750%	5/15/22	14,100	14,228	0.3%
	United States Treasury
	Note/Bond	0.250%–9.875%	3/31/14–8/15/41	40,086	56,421	1.0%
					2,296,444	40.7%
Agency Bonds and Notes
1	Federal Home Loan Banks	5.500%	7/15/36	9,750	13,220	0.2%
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,015	20,022	0.4%

74

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	11,658	0.2%
2	Federal National Mortgage Assn.	6.250%	5/15/29	11,720	16,898	0.3%
2	Federal National Mortgage Assn.	7.125%	1/15/30	9,075	14,274	0.3%
[2,3]	Federal National
	Mortgage Assn.	5.625%–7.250%	5/15/30–8/6/38	20,130	29,881	0.5%
	Agency Bonds and Notes—Other †				69,480	1.2%
					175,433	3.1%
Total U.S. Government and Agency Obligations (Cost $2,046,619)					2,471,877	43.8%
Asset-Backed/Commercial Mortgage-Backed Securities (Cost $ 2,500) †					2,917	0.1%
Corporate Bonds
Finance
	Banking
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,015	13,604	0.2%
4	Banking—Other †				222,717	4.0%
	Brokerage †				1,883	0.0%
	Finance Companies
	General Electric Capital Corp.	6.750%	3/15/32	23,480	28,933	0.5%
	General Electric Capital Corp.	5.875%	1/14/38	12,475	14,320	0.3%
	General Electric
	Capital Corp.	6.150%–6.875%	8/7/37–1/10/39	12,705	15,632	0.3%
	Finance Companies—Other †				2,035	0.0%
	Insurance
3	American International Group Inc.	8.175%	5/15/68	10,575	11,381	0.2%
4	Insurance—Other †				140,284	2.5%
	Real Estate Investment Trusts †				8,787	0.1%
					459,576	8.1%
Industrial
4	Basic Industry †				134,710	2.4%
4	Capital Goods †				115,916	2.1%
	Communication
	Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	1,157	0.0%
	AT&T Corp.	6.500%–8.000%	3/15/29–11/15/31	5,890	8,229	0.2%
	AT&T Inc.	6.300%	1/15/38	10,460	13,055	0.2%
	AT&T Inc.	5.350%–6.800%	6/15/34–8/15/41	33,801	41,138	0.7%
	AT&T Mobility LLC	7.125%	12/15/31	2,425	3,198	0.1%
	Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,250	5,584	0.1%
	BellSouth Corp.	6.000%–6.875%	10/15/31–11/15/34	5,680	6,640	0.1%
	BellSouth
	Telecommunications Inc.	0.000%–6.375%	6/1/28–12/15/95	3,725	4,272	0.1%
	Deutsche Telekom
	International Finance BV	8.750%	6/15/30	10,725	14,901	0.3%
	New Cingular Wireless Services Inc.	8.750%	3/1/31	2,315	3,512	0.1%
	Pacific Bell Telephone Co.	7.125%	3/15/26	572	750	0.0%
	Verizon Communications Inc.	6.400%	2/15/38	10,230	13,311	0.2%
	Verizon Global Funding Corp.	7.750%	12/1/30	7,550	10,678	0.2%
	Communication—Other †				249,915	4.4%
	Consumer Cyclical
	Wal-Mart Stores Inc.	6.500%	8/15/37	7,725	10,855	0.2%
4	Consumer Cyclical—Other †				196,873	3.5%
	Consumer Noncyclical
	Kraft Foods Inc.	6.500%	2/9/40	8,900	11,456	0.2%
4	Consumer Noncyclical—Other †				311,439	5.5%

75

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
Energy
Tosco Corp.	8.125%	2/15/30	7,500	11,336	0.2%
4 Energy—Other †				222,019	3.9%
Other Industrial †				4,066	0.1%
Technology †				80,685	1.4%
Transportation †				72,760	1.3%
				1,548,455	27.5%
Utilities
Electric
MidAmerican Energy Holdings Co.	6.125%	4/1/36	8,845	11,157	0.2%
Pacific Gas & Electric Co.	6.050%	3/1/34	9,610	12,125	0.2%
4 Electric—Other †				289,685	5.1%
Natural Gas †				111,776	2.0%
Other Utility †				4,720	0.1%
				429,463	7.6%
Total Corporate Bonds (Cost $2,126,621)				2,437,494	43.2%
Sovereign Bonds (U.S. Dollar-Denominated)
Federative Republic of Brazil	5.625%	1/7/41	10,950	13,386	0.2%
Federative Republic of Brazil	10.125%	5/15/27	6,700	11,390	0.2%
Federative Republic of Brazil	8.250%	1/20/34	7,175	11,283	0.2%
Federative Republic
of Brazil	4.875%–11.000%	1/22/21–8/17/40	23,470	33,506	0.6%
Pemex Project Funding
Master Trust	6.625%	6/15/35–6/15/38	9,945	11,786	0.2%
4 Petroleos Mexicanos	5.500%–6.500%	6/2/41–6/27/44	9,025	10,013	0.2%
Republic of Columbia	6.125%	1/18/41	8,975	11,678	0.2%
United Mexican States	6.750%	9/27/34	13,240	18,008	0.3%
United Mexican States	6.050%	1/11/40	12,495	16,025	0.3%
United Mexican States	4.750%–8.300%	8/15/31–
		10/12/2110	14,400	16,729	0.3%
Sovereign Bonds (U.S. Dollar-Denominated)—Other †				150,415	2.7%
Total Sovereign Bonds (Cost $263,207)				304,219	5.4%
Taxable Municipal Bonds
Illinois GO	5.100%	6/1/33	19,430	18,343	0.3%
Taxable Municipal Bonds—Other †				337,388	6.0%
Total Taxable Municipal Bonds (Cost $298,499)				355,731	6.3%

			Shares
Temporary Cash Investment
Money Market Fund
5 Vanguard Market Liquidity Fund (Cost $24,936)		0.148%	24,936,000	24,936	0.4%
Total Investments (Cost $4,762,382)				5,597,174	99.2%
Other Assets and Liabilities
Other Assets				131,823	2.3%
Liabilities				(88,078)	(1.5%)
				43,745	0.8%
Net Assets				5,640,919	100.0%

76

Long-Term Bond Index Fund

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	4,760,328
Undistributed Net Investment Income	2,400
Accumulated Net Realized Gains	43,399
Unrealized Appreciation (Depreciation)	834,792
Net Assets	5,640,919

Investor Shares—Net Assets
Applicable to 198,287,945 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,836,515
Net Asset Value Per Share—Investor Shares	$14.31

Institutional Shares—Net Assets
Applicable to 95,683,906 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,368,765
Net Asset Value Per Share—Institutional Shares	$14.31

Institutional Plus Shares—Net Assets
Applicable to 49,589,562 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	709,381
Net Asset Value Per Share—Institutional Plus Shares	$14.31

ETF Shares—Net Assets
Applicable to 7,700,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	726,258
Net Asset Value Per Share—ETF Shares	$94.32

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $33,397,000, representing 0.6% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
See accompanying Notes, which are an integral part of the Financial Statements.

77

Long-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Interest[1]	111,284
Total Income	111,284
Expenses
The Vanguard Group—Note B
Investment Advisory Services	144
Management and Administrative—Investor Shares	2,282
Management and Administrative—Institutional Shares	203
Management and Administrative—Institutional Plus Shares	84
Management and Administrative—ETF Shares	195
Marketing and Distribution—Investor Shares	372
Marketing and Distribution—Institutional Shares	198
Marketing and Distribution—Institutional Plus Shares	33
Marketing and Distribution—ETF Shares	90
Custodian Fees	21
Shareholders’ Reports—Investor Shares	39
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	15
Trustees’ Fees and Expenses	2
Total Expenses	3,678
Net Investment Income	107,606
Realized Net Gain (Loss) on Investment Securities Sold	46,522
Change in Unrealized Appreciation (Depreciation) of Investment Securities	110,520
Net Increase (Decrease) in Net Assets Resulting from Operations	264,648
1 Interest income from an affiliated company of the fund was $16,000.

See accompanying Notes, which are an integral part of the Financial Statements.

78

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	107,606	198,392
Realized Net Gain (Loss)	46,522	57,511
Change in Unrealized Appreciation (Depreciation)	110,520	622,450
Net Increase (Decrease) in Net Assets Resulting from Operations	264,648	878,353
Distributions
Net Investment Income
Investor Shares	(56,240)	(108,320)
Institutional Shares	(27,176)	(67,081)
Institutional Plus Shares	(10,856)	(4,263)
ETF Shares	(10,934)	(18,728)
Realized Capital Gain[1]
Investor Shares	(4,130)	(23,351)
Institutional Shares	(1,897)	(9,970)
Institutional Plus Shares	(652)	(3,776)
ETF Shares	(939)	(4,463)
Total Distributions	(112,824)	(239,952)
Capital Share Transactions
Investor Shares	34,550	134,556
Institutional Shares	157,719	(282,666)
Institutional Plus Shares	251,372	431,045
ETF Shares	193,177	128,036
Net Increase (Decrease) from Capital Share Transactions	636,818	410,971
Total Increase (Decrease)	788,642	1,049,372
Net Assets
Beginning of Period	4,852,277	3,802,905
End of Period[2]	5,640,919	4,852,277

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $2,539,000 and $2,061,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $2,400,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

79

Long-Term Bond Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.91	$12.04	$11.56	$11.98	$11.65	$11.53
Investment Operations
Net Investment Income	.286	.587	.595	.608	.618	.613
Net Realized and Unrealized Gain (Loss)
on Investments	.421	1.991	.583	(.420)	.330	.120
Total from Investment Operations	.707	2.578	1.178	.188	.948	.733
Distributions
Dividends from Net Investment Income	(.286)	(.587)	(.595)	(.608)	(.618)	(.613)
Distributions from Realized Capital Gains	(.021)	(.121)	(.103)	—	—	—
Total Distributions	(.307)	(.708)	(.698)	(.608)	(.618)	(.613)
Net Asset Value, End of Period	$14.31	$13.91	$12.04	$11.56	$11.98	$11.65

Total Return[1]	5.16%	22.06%	10.27%	1.76%	8.64%	6.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,837	$2,727	$2,250	$2,049	$2,518	$2,277
Ratio of Total Expenses to
Average Net Assets	0.20%	0.22%	0.22%	0.22%	0.19%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.14%	4.62%	4.87%	5.33%	5.49%	5.34%
Portfolio Turnover Rate[2]	52%	45%	54%	69%	67%	62%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

80

Long-Term Bond Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.91	$12.04	$11.56	$11.98	$11.65	$11.53
Investment Operations
Net Investment Income	.295	.606	.613	.625	.632	.626
Net Realized and Unrealized Gain (Loss)
on Investments	.421	1.991	.583	(.420)	.330	.120
Total from Investment Operations	.716	2.597	1.196	.205	.962	.746
Distributions
Dividends from Net Investment Income	(.295)	(.606)	(.613)	(.625)	(.632)	(.626)
Distributions from Realized Capital Gains	(.021)	(.121)	(.103)	—	—	—
Total Distributions	(.316)	(.727)	(.716)	(.625)	(.632)	(.626)
Net Asset Value, End of Period	$14.31	$13.91	$12.04	$11.56	$11.98	$11.65

Total Return	5.23%	22.24%	10.44%	1.91%	8.77%	6.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,369	$1,174	$1,229	$509	$388	$415
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	4.27%	4.77%	5.02%	5.48%	5.61%	5.45%
Portfolio Turnover Rate[1]	52%	45%	54%	69%	67%	62%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

81

Long-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Oct. 6,
	Ended	2011[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$13.91	$13.69
Investment Operations
Net Investment Income	.297	.152
Net Realized and Unrealized Gain (Loss) on Investments	.421	.341
Total from Investment Operations	.718	.493
Distributions
Dividends from Net Investment Income	(.297)	(.152)
Distributions from Realized Capital Gains	(.021)	(.121)
Total Distributions	(.318)	(.273)
Net Asset Value, End of Period	$14.31	$13.91

Total Return	5.24%	3.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$709	$440
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	4.29%	4.79%[2]
Portfolio Turnover Rate[3]	52%	45%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

82

Long-Term Bond Index Fund

Financial Highlights

ETF Shares
Six Months						April 3,
	Ended					2007[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$91.40	$79.07	$75.91	$78.66	$76.38	$74.90
Investment Operations
Net Investment Income	1.883	3.904	3.954	4.005	4.004	2.740
Net Realized and Unrealized Gain (Loss)
on Investments	2.747	13.127	3.836	(2.750)	2.280	1.480
Total from Investment Operations	4.630	17.031	7.790	1.255	6.284	4.220
Distributions
Dividends from Net Investment Income	(1.572)	(3.904)	(3.954)	(4.005)	(4.004)	(2.740)
Distributions from Realized Capital Gains	(.138)	(.797)	(.676)	—	—	—
Total Distributions	(1.710)	(4.701)	(4.630)	(4.005)	(4.004)	(2.740)
Net Asset Value, End of Period	$94.32	$91.40	$79.07	$75.91	$78.66	$76.38

Total Return	5.14%	22.18%	10.36%	1.79%	8.70%	5.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$726	$512	$324	$311	$149	$84
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	4.24%	4.73%	4.98%	5.43%	5.58%	5.41%[2]
Portfolio Turnover Rate[3]	52%	45%	54%	69%	67%	62%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

83

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $849,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

84

Long-Term Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,471,877	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,917	—
Corporate Bonds	—	2,437,494	—
Sovereign Bonds	—	304,219	—
Taxable Municipal Bonds	—	355,731	—
Temporary Cash Investments	24,936	—	—
Total	24,936	5,572,238	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended June 30, 2012, the fund realized $1,303,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At June 30, 2012, the cost of investment securities for tax purposes was $4,762,382,000. Net unrealized appreciation of investment securities for tax purposes was $834,792,000, consisting of unrealized gains of $845,366,000 on securities that had risen in value since their purchase and $10,574,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2012, the fund purchased $902,772,000 of investment securities and sold $453,446,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,039,411,000 and $875,683,000, respectively.

85

Long-Term Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	426,734	30,652	692,900	53,609
Issued in Lieu of Cash Distributions	52,099	3,738	113,411	8,801
Redeemed	(444,283)	(32,086)	(671,755)	(53,309)
Net Increase (Decrease)—Investor Shares	34,550	2,304	134,556	9,101
Institutional Shares
Issued	301,951	21,757	493,160	40,093
Issued in Lieu of Cash Distributions	26,098	1,872	70,030	5,489
Redeemed	(170,330)	(12,342)	(845,856)	(63,298)
Net Increase (Decrease)—Institutional Shares	157,719	11,287	(282,666)	(17,716)
Institutional Plus Shares[1]
Issued	260,364	18,615	423,082	31,021
Issued in Lieu of Cash Distributions	11,508	822	8,039	584
Redeemed	(20,500)	(1,446)	(76)	(6)
Net Increase (Decrease)—Institutional Plus Shares	251,372	17,991	431,045	31,599
ETF Shares
Issued	202,111	2,200	144,489	1,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,934)	(100)	(16,453)	(200)
Net Increase (Decrease)—ETF Shares	193,177	2,100	128,036	1,500
1 Inception was October 6, 2011, for Institutional Plus Shares.

G. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

86

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

87

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,023.80	$1.06
Admiral Shares	1,000.00	1,024.33	0.50
Signal Shares	1,000.00	1,024.33	0.50
Institutional Shares	1,000.00	1,024.48	0.35
Institutional Plus Shares	1,000.00	1,024.58	0.25
ETF Shares	1,000.00	1,023.46	0.50
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,009.91	$1.05
Admiral Shares	1,000.00	1,010.42	0.50
Signal Shares	1,000.00	1,010.42	0.50
Institutional Shares	1,000.00	1,010.59	0.35
Institutional Plus Shares	1,000.00	1,010.69	0.25
ETF Shares	1,000.00	1,010.19	0.50
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,039.18	$1.06
Admiral Shares	1,000.00	1,039.70	0.51
Signal Shares	1,000.00	1,039.70	0.51
Institutional Shares	1,000.00	1,039.87	0.36
Institutional Plus Shares	1,000.00	1,039.97	0.25
ETF Shares	1,000.00	1,039.69	0.51
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,051.61	$1.02
Institutional Shares	1,000.00	1,052.31	0.36
Institutional Plus Shares	1,000.00	1,052.41	0.26
ETF Shares	1,000.00	1,051.44	0.51

88

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2011	6/30/2012	Period
Based on Hypothetical 5% Yearly Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,023.82	$1.06
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.52	0.35
Institutional Plus Shares	1,000.00	1,024.61	0.25
ETF Shares	1,000.00	1,024.37	0.50
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,023.82	$1.06
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.52	0.35
Institutional Plus Shares	1,000.00	1,024.61	0.25
ETF Shares	1,000.00	1,024.37	0.50
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,023.82	$1.06
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.52	0.35
Institutional Plus Shares	1,000.00	1,024.61	0.25
ETF Shares	1,000.00	1,024.37	0.50
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,023.87	$1.01
Institutional Shares	1,000.00	1,024.52	0.35
Institutional Plus Shares	1,000.00	1,024.61	0.25
ETF Shares	1,000.00	1,024.37	0.50

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.21% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Short-Term Bond Index Fund, 0.21% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.21% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares; and for the Long-Term Bond Index Fund, 0.20% for Investor Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

89

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Bond Market Index Fund, Short-Term Bond Index Fund, Intermediate-Term Bond Index Fund, and Long-Term Bond Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the funds over both the short and long term and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

90

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. In general, the longer the average maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

91

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

92

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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voted the proxies for securities it owned during the 12	rights reserved.
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q842 082012

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (70.0%)
U.S. Government Securities (38.8%)
United States Treasury Note/Bond	1.375%	1/15/13	611,640	615,463
United States Treasury Note/Bond	1.375%	2/15/13	140,750	141,762
United States Treasury Note/Bond	3.875%	2/15/13	35,585	36,397
United States Treasury Note/Bond	0.625%	2/28/13	81,105	81,333
United States Treasury Note/Bond	2.750%	2/28/13	42,175	42,887
United States Treasury Note/Bond	1.375%	3/15/13	272,130	274,342
United States Treasury Note/Bond	0.750%	3/31/13	25,520	25,620
United States Treasury Note/Bond	0.625%	4/30/13	1,290,100	1,294,138
United States Treasury Note/Bond	0.500%	5/31/13	167,300	167,691
United States Treasury Note/Bond	3.500%	5/31/13	4,070	4,190
United States Treasury Note/Bond	3.375%	6/30/13	66,185	68,222
United States Treasury Note/Bond	1.000%	7/15/13	18,020	18,158
United States Treasury Note/Bond	3.375%	7/31/13	19,275	19,920
United States Treasury Note/Bond	0.750%	8/15/13	605	608
United States Treasury Note/Bond	4.250%	8/15/13	15,055	15,725
United States Treasury Note/Bond	0.125%	8/31/13	14,940	14,914
United States Treasury Note/Bond	3.125%	8/31/13	7,905	8,166
United States Treasury Note/Bond	0.750%	9/15/13	1,975	1,986
United States Treasury Note/Bond	0.125%	9/30/13	428,705	427,835
United States Treasury Note/Bond	3.125%	9/30/13	303,180	313,885
United States Treasury Note/Bond	0.500%	10/15/13	10,525	10,551
United States Treasury Note/Bond	0.250%	10/31/13	2,825	2,823
United States Treasury Note/Bond	2.750%	10/31/13	548,723	566,556
United States Treasury Note/Bond	0.500%	11/15/13	300	301
United States Treasury Note/Bond	4.250%	11/15/13	60,110	63,350
United States Treasury Note/Bond	0.250%	11/30/13	1,900	1,898
United States Treasury Note/Bond	2.000%	11/30/13	57,785	59,167
United States Treasury Note/Bond	0.750%	12/15/13	6,495	6,537
United States Treasury Note/Bond	0.125%	12/31/13	1,245	1,242
United States Treasury Note/Bond	1.500%	12/31/13	229,710	233,767
United States Treasury Note/Bond	0.250%	1/31/14	5,000	4,995
United States Treasury Note/Bond	1.750%	1/31/14	216,655	221,530
United States Treasury Note/Bond	1.250%	2/15/14	19,930	20,226
United States Treasury Note/Bond	4.000%	2/15/14	116,620	123,526
United States Treasury Note/Bond	0.250%	2/28/14	417,450	416,995
United States Treasury Note/Bond	1.875%	2/28/14	780,635	800,643
United States Treasury Note/Bond	1.250%	3/15/14	22,570	22,926
United States Treasury Note/Bond	0.250%	3/31/14	14,000	13,982
United States Treasury Note/Bond	1.750%	3/31/14	404,950	414,948
United States Treasury Note/Bond	1.250%	4/15/14	60,435	61,417
United States Treasury Note/Bond	1.875%	4/30/14	558,225	573,839
United States Treasury Note/Bond	1.000%	5/15/14	734,615	743,680
United States Treasury Note/Bond	4.750%	5/15/14	405,403	438,784
United States Treasury Note/Bond	0.250%	5/31/14	1,950	1,948
United States Treasury Note/Bond	2.250%	5/31/14	237,575	246,225
United States Treasury Note/Bond	0.750%	6/15/14	59,775	60,298
United States Treasury Note/Bond	2.625%	6/30/14	265,000	277,132
United States Treasury Note/Bond	0.625%	7/15/14	282,825	284,417
United States Treasury Note/Bond	2.625%	7/31/14	204,115	213,714
United States Treasury Note/Bond	0.500%	8/15/14	462,000	463,515
United States Treasury Note/Bond	4.250%	8/15/14	510,495	552,453
United States Treasury Note/Bond	2.375%	8/31/14	122,075	127,396
United States Treasury Note/Bond	0.250%	9/15/14	26,605	26,547
United States Treasury Note/Bond	2.375%	9/30/14	152,725	159,694
United States Treasury Note/Bond	0.500%	10/15/14	245,445	246,326
United States Treasury Note/Bond	2.375%	10/31/14	292,990	306,632
United States Treasury Note/Bond	0.375%	11/15/14	341,570	341,731
United States Treasury Note/Bond	4.250%	11/15/14	89,025	97,163
United States Treasury Note/Bond	2.125%	11/30/14	609,914	635,549
United States Treasury Note/Bond	0.250%	12/15/14	393,675	392,628
United States Treasury Note/Bond	2.625%	12/31/14	141,890	149,827

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	0.250%	1/15/15	116,330	115,984
United States Treasury Note/Bond	2.250%	1/31/15	89,155	93,432
United States Treasury Note/Bond	0.250%	2/15/15	657,653	655,391
United States Treasury Note/Bond	4.000%	2/15/15	154,097	168,544
United States Treasury Note/Bond	11.250%	2/15/15	42,200	54,102
United States Treasury Note/Bond	2.375%	2/28/15	319,107	335,860
United States Treasury Note/Bond	0.375%	3/15/15	226,250	226,144
United States Treasury Note/Bond	2.500%	3/31/15	140,105	148,161
United States Treasury Note/Bond	0.375%	4/15/15	649,725	649,420
United States Treasury Note/Bond	2.500%	4/30/15	182,305	193,015
United States Treasury Note/Bond	0.250%	5/15/15	93,015	92,622
United States Treasury Note/Bond	4.125%	5/15/15	237,305	262,296
United States Treasury Note/Bond	2.125%	5/31/15	82,460	86,519
United States Treasury Note/Bond	0.375%	6/15/15	730,800	730,230
United States Treasury Note/Bond	1.875%	6/30/15	100,865	105,183
United States Treasury Note/Bond	1.750%	7/31/15	249,118	259,005
United States Treasury Note/Bond	4.250%	8/15/15	16,895	18,877
United States Treasury Note/Bond	10.625%	8/15/15	5,935	7,804
United States Treasury Note/Bond	1.250%	8/31/15	91,580	93,869
United States Treasury Note/Bond	1.250%	9/30/15	197,450	202,386
United States Treasury Note/Bond	1.250%	10/31/15	114,465	117,308
United States Treasury Note/Bond	4.500%	11/15/15	365,620	414,463
United States Treasury Note/Bond	9.875%	11/15/15	262,900	345,303
United States Treasury Note/Bond	1.375%	11/30/15	290,315	298,934
United States Treasury Note/Bond	2.125%	12/31/15	248,055	261,891
United States Treasury Note/Bond	2.000%	1/31/16	107,055	112,658
United States Treasury Note/Bond	4.500%	2/15/16	197,550	225,701
United States Treasury Note/Bond	9.250%	2/15/16	2,210	2,899
United States Treasury Note/Bond	2.125%	2/29/16	76,050	80,446
United States Treasury Note/Bond	2.625%	2/29/16	156,760	168,738
United States Treasury Note/Bond	2.375%	3/31/16	70,525	75,307
United States Treasury Note/Bond	2.000%	4/30/16	78,075	82,357
United States Treasury Note/Bond	2.625%	4/30/16	245,360	264,606
United States Treasury Note/Bond	5.125%	5/15/16	281,990	331,163
United States Treasury Note/Bond	7.250%	5/15/16	48,085	60,317
United States Treasury Note/Bond	1.750%	5/31/16	7,435	7,775
United States Treasury Note/Bond	1.500%	6/30/16	216,140	224,010
United States Treasury Note/Bond	3.250%	6/30/16	346,965	383,504
United States Treasury Note/Bond	1.500%	7/31/16	16,310	16,906
United States Treasury Note/Bond	1.000%	8/31/16	11,150	11,331
United States Treasury Note/Bond	3.000%	8/31/16	331,480	364,058
United States Treasury Note/Bond	1.000%	9/30/16	258,210	262,326
United States Treasury Note/Bond	3.000%	9/30/16	457,850	503,351
United States Treasury Note/Bond	1.000%	10/31/16	108,910	110,595
United States Treasury Note/Bond	3.125%	10/31/16	211,860	234,271
United States Treasury Note/Bond	4.625%	11/15/16	106,641	124,853
United States Treasury Note/Bond	7.500%	11/15/16	84,277	109,047
United States Treasury Note/Bond	0.875%	11/30/16	6,079	6,141
United States Treasury Note/Bond	2.750%	11/30/16	240,022	261,886
United States Treasury Note/Bond	3.250%	12/31/16	65,675	73,166
United States Treasury Note/Bond	0.875%	1/31/17	85,500	86,262
United States Treasury Note/Bond	3.125%	1/31/17	306,060	339,678
United States Treasury Note/Bond	4.625%	2/15/17	36,825	43,396
United States Treasury Note/Bond	0.875%	2/28/17	94,275	95,115
United States Treasury Note/Bond	3.000%	2/28/17	33,875	37,448
United States Treasury Note/Bond	1.000%	3/31/17	239,945	243,357
United States Treasury Note/Bond	3.250%	3/31/17	8,570	9,581
United States Treasury Note/Bond	0.875%	4/30/17	63,550	64,056
United States Treasury Note/Bond	3.125%	4/30/17	11,200	12,474
United States Treasury Note/Bond	4.500%	5/15/17	148,085	174,740
United States Treasury Note/Bond	8.750%	5/15/17	187,045	258,823
United States Treasury Note/Bond	0.625%	5/31/17	286,260	285,052
United States Treasury Note/Bond	2.750%	5/31/17	288,760	316,868
United States Treasury Note/Bond	0.750%	6/30/17	117,000	117,165

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.500%	6/30/17	472,050	512,618
United States Treasury Note/Bond	2.375%	7/31/17	54,375	58,734
United States Treasury Note/Bond	4.750%	8/15/17	420,505	504,606
United States Treasury Note/Bond	8.875%	8/15/17	43,390	61,078
United States Treasury Note/Bond	1.875%	8/31/17	35,650	37,622
United States Treasury Note/Bond	1.875%	9/30/17	59,575	62,861
United States Treasury Note/Bond	1.875%	10/31/17	234,992	248,027
United States Treasury Note/Bond	4.250%	11/15/17	186,510	220,052
United States Treasury Note/Bond	2.625%	1/31/18	450	493
United States Treasury Note/Bond	3.500%	2/15/18	151,535	173,461
United States Treasury Note/Bond	2.750%	2/28/18	294,925	325,615
United States Treasury Note/Bond	2.875%	3/31/18	34,300	38,132
United States Treasury Note/Bond	2.625%	4/30/18	36,700	40,290
United States Treasury Note/Bond	3.875%	5/15/18	381,008	446,256
United States Treasury Note/Bond	9.125%	5/15/18	20,800	30,618
United States Treasury Note/Bond	2.375%	5/31/18	369,340	400,387
United States Treasury Note/Bond	2.375%	6/30/18	296,275	321,411
United States Treasury Note/Bond	2.250%	7/31/18	28,950	31,185
United States Treasury Note/Bond	4.000%	8/15/18	171,360	202,875
United States Treasury Note/Bond	1.500%	8/31/18	256,250	264,499
United States Treasury Note/Bond	1.375%	9/30/18	18,600	19,053
United States Treasury Note/Bond	1.750%	10/31/18	181,465	189,972
United States Treasury Note/Bond	3.750%	11/15/18	203,920	238,970
United States Treasury Note/Bond	9.000%	11/15/18	25	37
United States Treasury Note/Bond	1.250%	1/31/19	3,000	3,043
United States Treasury Note/Bond	2.750%	2/15/19	16,670	18,509
United States Treasury Note/Bond	8.875%	2/15/19	123,475	185,984
United States Treasury Note/Bond	1.375%	2/28/19	135,900	138,830
United States Treasury Note/Bond	1.500%	3/31/19	24,150	24,840
United States Treasury Note/Bond	1.250%	4/30/19	248,115	250,983
United States Treasury Note/Bond	3.125%	5/15/19	146,985	167,126
United States Treasury Note/Bond	1.000%	6/30/19	166,000	164,782
United States Treasury Note/Bond	3.625%	8/15/19	195,716	229,690
United States Treasury Note/Bond	8.125%	8/15/19	143,310	212,748
United States Treasury Note/Bond	3.375%	11/15/19	411,613	476,508
United States Treasury Note/Bond	3.625%	2/15/20	338,709	398,725
United States Treasury Note/Bond	8.500%	2/15/20	11,649	17,867
United States Treasury Note/Bond	3.500%	5/15/20	452,328	528,871
United States Treasury Note/Bond	2.625%	8/15/20	245,341	270,221
United States Treasury Note/Bond	8.750%	8/15/20	244,040	385,163
United States Treasury Note/Bond	2.625%	11/15/20	354,414	389,855
United States Treasury Note/Bond	3.625%	2/15/21	348,605	411,790
United States Treasury Note/Bond	7.875%	2/15/21	208,392	318,938
United States Treasury Note/Bond	3.125%	5/15/21	240,395	273,863
United States Treasury Note/Bond	2.125%	8/15/21	260,633	274,155
United States Treasury Note/Bond	8.125%	8/15/21	136,690	214,838
United States Treasury Note/Bond	2.000%	11/15/21	465,269	482,716
United States Treasury Note/Bond	8.000%	11/15/21	63,505	99,772
United States Treasury Note/Bond	2.000%	2/15/22	121,145	125,291
United States Treasury Note/Bond	1.750%	5/15/22	553,769	558,786
United States Treasury Note/Bond	7.250%	8/15/22	2,940	4,496
United States Treasury Note/Bond	7.625%	11/15/22	7,450	11,717
United States Treasury Note/Bond	7.125%	2/15/23	161,760	247,543
United States Treasury Note/Bond	6.250%	8/15/23	657,265	955,394
United States Treasury Note/Bond	7.500%	11/15/24	14,125	22,843
United States Treasury Note/Bond	7.625%	2/15/25	712	1,166
United States Treasury Note/Bond	6.875%	8/15/25	94,200	147,247
United States Treasury Note/Bond	6.000%	2/15/26	16,790	24,637
United States Treasury Note/Bond	6.750%	8/15/26	20,360	31,962
United States Treasury Note/Bond	6.500%	11/15/26	45,219	69,758
United States Treasury Note/Bond	6.625%	2/15/27	41,065	64,222
United States Treasury Note/Bond	6.375%	8/15/27	46,885	72,276
United States Treasury Note/Bond	6.125%	11/15/27	15,485	23,424
United States Treasury Note/Bond	5.500%	8/15/28	55,045	79,308

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	5.250%	11/15/28	26,720	37,633
	United States Treasury Note/Bond	5.250%	2/15/29	153,960	217,373
	United States Treasury Note/Bond	6.125%	8/15/29	189,110	292,381
	United States Treasury Note/Bond	6.250%	5/15/30	71,058	112,260
	United States Treasury Note/Bond	5.375%	2/15/31	35,450	51,713
	United States Treasury Note/Bond	4.750%	2/15/37	58,360	81,449
	United States Treasury Note/Bond	5.000%	5/15/37	5,119	7,398
	United States Treasury Note/Bond	4.375%	2/15/38	2	3
	United States Treasury Note/Bond	4.500%	5/15/38	2,038	2,761
	United States Treasury Note/Bond	3.500%	2/15/39	92,671	107,382
	United States Treasury Note/Bond	4.250%	5/15/39	305,964	400,240
	United States Treasury Note/Bond	4.500%	8/15/39	455,749	619,322
	United States Treasury Note/Bond	4.375%	11/15/39	334,296	445,971
	United States Treasury Note/Bond	4.625%	2/15/40	377,451	522,947
	United States Treasury Note/Bond	4.375%	5/15/40	261,865	349,548
	United States Treasury Note/Bond	3.875%	8/15/40	135,688	167,321
	United States Treasury Note/Bond	4.250%	11/15/40	196,900	257,939
	United States Treasury Note/Bond	4.750%	2/15/41	298,325	422,082
	United States Treasury Note/Bond	4.375%	5/15/41	125,595	168,003
	United States Treasury Note/Bond	3.750%	8/15/41	9,500	11,476
	United States Treasury Note/Bond	3.125%	11/15/41	260,855	280,868
	United States Treasury Note/Bond	3.125%	2/15/42	384,825	414,106
	United States Treasury Note/Bond	3.000%	5/15/42	166,200	174,432
					43,031,637
Agency Bonds and Notes (4.6%)
	Egypt Government AID Bonds	4.450%	9/15/15	16,750	18,741
1	Federal Agricultural Mortgage Corp.	1.250%	12/6/13	5,140	5,205
1	Federal Agricultural Mortgage Corp.	2.125%	9/15/15	2,825	2,951
1	Federal Agricultural Mortgage Corp.	2.000%	7/27/16	3,575	3,730
1	Federal Farm Credit Banks	3.875%	10/7/13	37,650	39,325
1	Federal Farm Credit Banks	1.125%	2/27/14	8,000	8,099
1	Federal Farm Credit Banks	2.625%	4/17/14	13,185	13,717
1	Federal Farm Credit Banks	3.000%	9/22/14	5,625	5,945
1	Federal Farm Credit Banks	1.625%	11/19/14	13,425	13,797
1	Federal Farm Credit Banks	0.500%	6/23/15	8,550	8,545
1	Federal Farm Credit Banks	1.500%	11/16/15	6,825	7,022
1	Federal Farm Credit Banks	4.875%	12/16/15	1,625	1,859
1	Federal Farm Credit Banks	1.050%	3/28/16	4,000	4,048
1	Federal Farm Credit Banks	5.125%	8/25/16	9,075	10,685
1	Federal Farm Credit Banks	4.875%	1/17/17	8,030	9,466
1	Federal Farm Credit Banks	5.150%	11/15/19	15,675	19,653
1	Federal Home Loan Banks	5.125%	8/14/13	4,560	4,805
1	Federal Home Loan Banks	4.000%	9/6/13	46,725	48,746
1	Federal Home Loan Banks	5.250%	9/13/13	9,200	9,742
1	Federal Home Loan Banks	4.500%	9/16/13	24,625	25,863
1	Federal Home Loan Banks	3.625%	10/18/13	65,100	67,857
1	Federal Home Loan Banks	0.375%	11/27/13	24,925	24,933
1	Federal Home Loan Banks	4.875%	11/27/13	19,900	21,149
1	Federal Home Loan Banks	3.125%	12/13/13	32,925	34,232
1	Federal Home Loan Banks	0.875%	12/27/13	29,800	30,030
1	Federal Home Loan Banks	1.375%	5/28/14	22,480	22,903
1	Federal Home Loan Banks	2.500%	6/13/14	37,450	38,950
1	Federal Home Loan Banks	5.500%	8/13/14	88,275	97,697
1	Federal Home Loan Banks	4.500%	11/14/14	35,450	38,779
1	Federal Home Loan Banks	2.750%	12/12/14	18,950	19,998
1	Federal Home Loan Banks	3.125%	3/11/16	26,225	28,537
1	Federal Home Loan Banks	5.375%	5/18/16	36,700	43,250
1	Federal Home Loan Banks	5.625%	6/13/16	3,705	4,273
1	Federal Home Loan Banks	5.125%	10/19/16	15,845	18,696
1	Federal Home Loan Banks	4.750%	12/16/16	21,510	25,231
1	Federal Home Loan Banks	4.875%	5/17/17	116,015	138,688
1	Federal Home Loan Banks	1.000%	6/21/17	16,900	16,956
1	Federal Home Loan Banks	5.000%	11/17/17	7,100	8,578
1	Federal Home Loan Banks	5.375%	8/15/18	4,750	5,898

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Federal Home Loan Banks	4.125%	3/13/20	10,515	12,431
1	Federal Home Loan Banks	5.250%	12/11/20	6,850	8,638
1	Federal Home Loan Banks	5.625%	6/11/21	1,125	1,456
1	Federal Home Loan Banks	5.375%	8/15/24	24,600	31,925
1	Federal Home Loan Banks	5.500%	7/15/36	14,660	19,878
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	58,120	60,657
2	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	33,215	34,774
2	Federal Home Loan Mortgage Corp.	0.375%	10/30/13	45,600	45,613
2	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	49,625	52,688
2	Federal Home Loan Mortgage Corp.	0.375%	11/27/13	32,350	32,360
2	Federal Home Loan Mortgage Corp.	2.500%	1/7/14	5,300	5,472
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	45,745	48,656
2	Federal Home Loan Mortgage Corp.	1.375%	2/25/14	44,925	45,678
2	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	106,825	110,956
2	Federal Home Loan Mortgage Corp.	0.375%	4/28/14	74,000	73,962
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	47,900	52,371
2	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	82,250	86,654
2	Federal Home Loan Mortgage Corp.	1.000%	7/30/14	24,625	24,929
2	Federal Home Loan Mortgage Corp.	1.000%	8/20/14	7,500	7,585
2	Federal Home Loan Mortgage Corp.	1.000%	8/27/14	12,500	12,654
2	Federal Home Loan Mortgage Corp.	0.500%	9/19/14	12,500	12,510
2	Federal Home Loan Mortgage Corp.	0.000%	11/24/14	7,400	7,289
2	Federal Home Loan Mortgage Corp.	0.750%	11/25/14	33,800	34,039
2	Federal Home Loan Mortgage Corp.	0.625%	12/29/14	128,250	128,764
2	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	600	669
2	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	550	584
2	Federal Home Loan Mortgage Corp.	0.500%	4/17/15	130,375	130,369
2	Federal Home Loan Mortgage Corp.	1.750%	9/10/15	25,000	25,938
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	48,925	57,242
2	Federal Home Loan Mortgage Corp.	2.500%	5/27/16	13,600	14,534
2	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	91,500	108,777
2	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	51,675	54,261
2	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	28,225	33,479
2	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	35,000	35,142
2	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	11,903
2	Federal Home Loan Mortgage Corp.	1.250%	5/12/17	90,075	91,351
2	Federal Home Loan Mortgage Corp.	1.000%	6/29/17	21,125	21,155
2	Federal Home Loan Mortgage Corp.	1.000%	7/28/17	22,000	22,009
2	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	33,450	40,954
2	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	6,670	8,082
2	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	22,750	27,548
2	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	107,060	123,405
2	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	61,975	63,360
2	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	37,690	38,745
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	11,375	17,222
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	38,739	59,594
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	674	1,004
2	Federal National Mortgage Assn.	3.875%	7/12/13	14,240	14,765
2	Federal National Mortgage Assn.	0.500%	8/9/13	27,148	27,208
2	Federal National Mortgage Assn.	1.250%	8/20/13	46,245	46,743
2	Federal National Mortgage Assn.	4.625%	10/15/13	81,995	86,486
2	Federal National Mortgage Assn.	2.875%	12/11/13	11,175	11,578
2	Federal National Mortgage Assn.	0.750%	12/18/13	136,885	137,657
2	Federal National Mortgage Assn.	5.125%	1/2/14	5,000	5,340
2	Federal National Mortgage Assn.	1.250%	2/27/14	131,785	133,709
2	Federal National Mortgage Assn.	2.750%	3/13/14	31,830	33,120
2	Federal National Mortgage Assn.	4.125%	4/15/14	26,200	27,958
2	Federal National Mortgage Assn.	2.500%	5/15/14	42,050	43,723
2	Federal National Mortgage Assn.	1.125%	6/27/14	12,775	12,962
2	Federal National Mortgage Assn.	0.875%	8/28/14	32,700	33,017
2	Federal National Mortgage Assn.	3.000%	9/16/14	32,075	33,881
2	Federal National Mortgage Assn.	4.625%	10/15/14	28,500	31,208
2	Federal National Mortgage Assn.	0.625%	10/30/14	35,500	35,649
2	Federal National Mortgage Assn.	2.625%	11/20/14	8,750	9,200

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	0.750%	12/19/14	50,525	50,880
2	Federal National Mortgage Assn.	0.375%	3/16/15	89,600	89,320
2	Federal National Mortgage Assn.	5.000%	4/15/15	17,545	19,726
2	Federal National Mortgage Assn.	0.500%	5/27/15	44,675	44,660
2	Federal National Mortgage Assn.	0.500%	7/2/15	29,400	29,364
2	Federal National Mortgage Assn.	2.375%	7/28/15	30,125	31,815
2	Federal National Mortgage Assn.	2.000%	9/21/15	12,000	12,526
2	Federal National Mortgage Assn.	4.375%	10/15/15	17,755	19,938
2	Federal National Mortgage Assn.	1.625%	10/26/15	18,450	19,075
2	Federal National Mortgage Assn.	8.200%	3/10/16	50	64
2	Federal National Mortgage Assn.	5.000%	3/15/16	5,850	6,777
2	Federal National Mortgage Assn.	2.375%	4/11/16	68,890	73,203
2	Federal National Mortgage Assn.	5.250%	9/15/16	22,175	26,254
2	Federal National Mortgage Assn.	1.250%	9/28/16	55,325	56,357
2	Federal National Mortgage Assn.	1.375%	11/15/16	75,450	77,207
2	Federal National Mortgage Assn.	1.250%	1/30/17	25,100	25,526
2	Federal National Mortgage Assn.	5.000%	2/13/17	79,525	94,302
2	Federal National Mortgage Assn.	1.125%	4/27/17	117,975	119,105
2	Federal National Mortgage Assn.	5.000%	5/11/17	141,041	168,237
2	Federal National Mortgage Assn.	5.375%	6/12/17	92,575	112,308
2	Federal National Mortgage Assn.	0.000%	10/9/19	14,545	11,968
2	Federal National Mortgage Assn.	6.250%	5/15/29	1,250	1,802
2	Federal National Mortgage Assn.	7.125%	1/15/30	24,980	39,290
2	Federal National Mortgage Assn.	7.250%	5/15/30	47,551	75,918
2	Federal National Mortgage Assn.	6.625%	11/15/30	6,795	10,297
2	Federal National Mortgage Assn.	5.625%	7/15/37	7,240	10,319
1	Financing Corp.	9.800%	4/6/18	1,750	2,570
1	Financing Corp.	10.350%	8/3/18	4,900	7,435
1	Financing Corp.	9.650%	11/2/18	10,535	15,616
1	Financing Corp.	9.700%	4/5/19	1,575	2,381
	Israel Government AID Bond	5.500%	9/18/23	195	254
	Israel Government AID Bond	5.500%	12/4/23	3,200	4,159
	Israel Government AID Bond	5.500%	4/26/24	19,280	25,024
	Private Export Funding Corp.	3.050%	10/15/14	4,600	4,866
	Private Export Funding Corp.	1.375%	2/15/17	2,025	2,059
	Private Export Funding Corp.	2.250%	12/15/17	4,600	4,862
	Private Export Funding Corp.	4.375%	3/15/19	8,700	10,269
	Private Export Funding Corp.	4.300%	12/15/21	3,800	4,509
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,750
	Private Export Funding Corp.	2.450%	7/15/24	4,250	4,207
	Resolution Funding Corp.	8.125%	10/15/19	450	650
	Resolution Funding Corp.	8.875%	7/15/20	180	276
	Resolution Funding Corp.	8.625%	1/15/30	110	190
	Small Business Administration Variable Rate Interest
	Only Custodial Receipts (U.S. Government
	Guaranteed)	2.719%	7/15/17	4,449	18
1	Tennessee Valley Authority	4.750%	8/1/13	4,000	4,192
1	Tennessee Valley Authority	5.500%	7/18/17	17,100	20,818
1	Tennessee Valley Authority	4.500%	4/1/18	6,325	7,473
1	Tennessee Valley Authority	3.875%	2/15/21	9,400	10,869
1	Tennessee Valley Authority	6.750%	11/1/25	2,565	3,747
1	Tennessee Valley Authority	7.125%	5/1/30	27,025	41,860
1	Tennessee Valley Authority	4.650%	6/15/35	15,169	18,213
1	Tennessee Valley Authority	5.880%	4/1/36	9,850	13,757
1	Tennessee Valley Authority	6.150%	1/15/38	135	197
1	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,417
1	Tennessee Valley Authority	5.250%	9/15/39	9,068	11,903
1	Tennessee Valley Authority	4.875%	1/15/48	6,825	8,569
1	Tennessee Valley Authority	5.375%	4/1/56	6,250	8,587
1	Tennessee Valley Authority	4.625%	9/15/60	7,468	9,103
					5,093,087
Conventional Mortgage-Backed Securities (25.6%)
2,3,4	Fannie Mae Pool	2.500%	3/1/27–7/1/27	103,658	106,878
2,3,4	Fannie Mae Pool	3.000%	12/1/26–7/1/42	641,538	670,881

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3,4	Fannie Mae Pool	3.500%	7/1/13–7/1/42	1,655,200	1,745,189
2,3,4	Fannie Mae Pool	4.000%	6/1/18–7/1/42	2,447,005	2,610,790
2,3,4	Fannie Mae Pool	4.500%	9/1/13–7/1/42	2,070,541	2,224,774
2,3,4	Fannie Mae Pool	5.000%	3/1/17–7/1/42	1,818,524	1,970,500
2,3,4	Fannie Mae Pool	5.500%	2/1/14–7/1/42	1,567,362	1,715,316
2,3	Fannie Mae Pool	6.000%	3/1/13–10/1/40	1,144,592	1,261,919
2,3,4	Fannie Mae Pool	6.500%	12/1/12–7/1/42	379,813	428,992
2,3	Fannie Mae Pool	7.000%	8/1/12–11/1/38	103,029	117,131
2,3	Fannie Mae Pool	7.500%	4/1/15–12/1/32	7,116	7,963
2,3	Fannie Mae Pool	8.000%	2/1/13–9/1/31	2,187	2,466
2,3	Fannie Mae Pool	8.500%	9/1/15–5/1/32	847	963
2,3	Fannie Mae Pool	9.000%	2/1/17–8/1/30	231	259
2,3	Fannie Mae Pool	9.500%	8/1/16–11/1/25	267	311
2,3	Fannie Mae Pool	10.000%	10/1/14–11/1/19	23	26
2,3	Fannie Mae Pool	11.000%	9/1/19	2	2
2,3,4	Freddie Mac Gold Pool	2.500%	7/1/27	63,500	65,286
2,3,4	Freddie Mac Gold Pool	3.000%	12/1/26–7/1/42	424,220	443,193
2,3,4	Freddie Mac Gold Pool	3.500%	6/1/19–7/1/42	816,111	858,152
2,3,4	Freddie Mac Gold Pool	4.000%	7/1/13–7/1/42	1,407,802	1,493,649
2,3,4	Freddie Mac Gold Pool	4.500%	8/1/12–7/1/42	1,385,614	1,480,178
2,3,4	Freddie Mac Gold Pool	5.000%	4/1/14–7/1/42	1,173,663	1,260,848
2,3,4	Freddie Mac Gold Pool	5.500%	12/1/13–7/1/42	1,140,729	1,240,394
2,3,4	Freddie Mac Gold Pool	6.000%	9/1/12–7/1/42	732,460	805,075
2,3	Freddie Mac Gold Pool	6.500%	7/1/12–9/1/39	206,171	231,745
2,3	Freddie Mac Gold Pool	7.000%	7/1/12–12/1/38	47,019	53,187
2,3	Freddie Mac Gold Pool	7.500%	7/1/12–2/1/32	4,328	4,872
2,3	Freddie Mac Gold Pool	8.000%	7/1/12–1/1/32	3,770	4,277
2,3	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	734	842
2,3	Freddie Mac Gold Pool	9.000%	7/1/20–3/1/31	535	605
2,3	Freddie Mac Gold Pool	9.500%	4/1/16–6/1/25	93	105
2,3	Freddie Mac Gold Pool	10.000%	10/1/16–4/1/25	12	13
2,3	Freddie Mac Non Gold Pool	8.000%	2/1/17–6/1/17	7	8
2,3	Freddie Mac Non Gold Pool	8.500%	6/1/18	24	27
2,3	Freddie Mac Non Gold Pool	9.500%	10/1/18–3/1/20	3	3
3,4	Ginnie Mae I Pool	3.000%	7/1/42	10,700	11,115
3,4	Ginnie Mae I Pool	3.500%	2/15/26–7/1/42	228,350	244,526
3,4	Ginnie Mae I Pool	4.000%	8/15/18–7/1/42	570,279	622,935
3,4	Ginnie Mae I Pool	4.500%	5/15/18–7/1/42	906,341	993,789
3	Ginnie Mae I Pool	4.750%	8/15/33	15	16
3	Ginnie Mae I Pool	5.000%	1/15/17–11/15/41	621,597	685,149
3,4	Ginnie Mae I Pool	5.500%	3/15/15–7/1/42	377,006	419,868
3,4	Ginnie Mae I Pool	6.000%	10/15/13–7/1/42	273,334	307,576
3	Ginnie Mae I Pool	6.500%	3/15/13–1/15/39	74,541	85,512
3	Ginnie Mae I Pool	7.000%	2/15/13–9/15/36	13,373	15,125
3	Ginnie Mae I Pool	7.250%	9/15/25	38	39
3	Ginnie Mae I Pool	7.500%	5/15/17–6/15/32	5,348	5,988
3	Ginnie Mae I Pool	7.750%	2/15/30	3	4
3	Ginnie Mae I Pool	7.900%	2/15/21	2	2
3	Ginnie Mae I Pool	8.000%	8/15/16–12/15/30	3,816	4,262
3	Ginnie Mae I Pool	8.250%	6/15/27	4	4
3	Ginnie Mae I Pool	8.500%	1/15/17–3/15/31	801	870
3	Ginnie Mae I Pool	9.000%	5/15/16–2/15/31	1,335	1,462
3	Ginnie Mae I Pool	9.500%	7/15/16–9/15/25	357	398
3	Ginnie Mae I Pool	10.000%	2/15/18–2/15/25	133	150
3	Ginnie Mae I Pool	10.500%	7/15/15–4/15/25	87	93
3	Ginnie Mae I Pool	11.000%	9/15/15–11/15/15	8	9
3	Ginnie Mae I Pool	11.500%	3/15/13–4/15/16	6	6
3,4	Ginnie Mae II Pool	3.000%	2/20/27–7/1/42	24,998	26,299
3,4	Ginnie Mae II Pool	3.500%	9/20/25–7/1/42	571,553	611,012
3,4	Ginnie Mae II Pool	4.000%	9/20/25–7/1/42	904,910	987,976
3,4	Ginnie Mae II Pool	4.500%	4/20/18–7/1/42	1,141,602	1,257,949
3	Ginnie Mae II Pool	5.000%	12/20/32–7/1/42	759,310	839,391

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Ginnie Mae II Pool	5.500%	8/20/23–8/20/41	268,358	297,721
3	Ginnie Mae II Pool	6.000%	7/20/23–3/20/41	149,569	167,638
3	Ginnie Mae II Pool	6.500%	12/20/23–9/20/40	57,669	65,821
3	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	4,525	5,184
3	Ginnie Mae II Pool	7.500%	8/20/30	9	10
3	Ginnie Mae II Pool	8.500%	10/20/30	17	20
					28,464,738
Nonconventional Mortgage-Backed Securities (1.0%)
2,3,5	Fannie Mae Pool	1.797%	4/1/37	2,824	2,936
2,3,5	Fannie Mae Pool	2.246%	12/1/35	21	23
2,3,5	Fannie Mae Pool	2.289%	1/1/35	436	463
2,3,5	Fannie Mae Pool	2.313%	5/1/36	214	229
2,3,5	Fannie Mae Pool	2.315%	10/1/34–12/1/36	91	96
2,3,5	Fannie Mae Pool	2.392%	9/1/33	19	20
2,3,5	Fannie Mae Pool	2.393%	9/1/34	1,624	1,733
2,3,5	Fannie Mae Pool	2.400%	11/1/32–2/1/37	3,304	3,442
2,3,5	Fannie Mae Pool	2.418%	2/1/37	6	7
2,3,5	Fannie Mae Pool	2.437%	1/1/35	2,978	3,195
2,3,5	Fannie Mae Pool	2.440%	11/1/36	64	68
2,3,5	Fannie Mae Pool	2.485%	12/1/35	9,292	9,981
2,3,5	Fannie Mae Pool	2.512%	12/1/35	11,893	12,723
2,3	Fannie Mae Pool	2.547%	12/1/40	8,153	8,418
2,3,5	Fannie Mae Pool	2.560%	9/1/33	39	41
2,3	Fannie Mae Pool	2.569%	10/1/40	12,753	13,170
2,3,5	Fannie Mae Pool	2.596%	2/1/36	3,797	3,873
2,3,5	Fannie Mae Pool	2.607%	4/1/36	581	615
2,3,5	Fannie Mae Pool	2.685%	11/1/33	2,591	2,807
2,3,5	Fannie Mae Pool	2.725%	1/1/37	2,663	2,857
2,3,5	Fannie Mae Pool	2.794%	8/1/35–2/1/36	9,259	9,791
2,3	Fannie Mae Pool	2.801%	3/1/42	13,307	13,875
2,3,5	Fannie Mae Pool	2.821%	4/1/37	423	449
2,3	Fannie Mae Pool	2.823%	1/1/42	7,998	8,354
2,3	Fannie Mae Pool	2.826%	3/1/41	10,352	10,774
2,3,5	Fannie Mae Pool	2.842%	5/1/35	2,437	2,606
2,3,5	Fannie Mae Pool	2.844%	3/1/37	4,797	5,054
2,3,5	Fannie Mae Pool	2.846%	3/1/37	2,458	2,589
2,3,5	Fannie Mae Pool	2.869%	2/1/37	4,427	4,707
2,3,5	Fannie Mae Pool	2.877%	4/1/36	5,064	5,428
2,3,5	Fannie Mae Pool	2.912%	4/1/37	592	631
2,3	Fannie Mae Pool	2.924%	12/1/40	6,374	6,628
2,3,5	Fannie Mae Pool	2.973%	3/1/37	2,921	3,141
2,3,5	Fannie Mae Pool	2.977%	10/1/36	1,938	2,109
2,3	Fannie Mae Pool	3.019%	3/1/41	5,460	5,700
2,3	Fannie Mae Pool	3.076%	2/1/41	5,926	6,172
2,3	Fannie Mae Pool	3.126%	2/1/41	7,146	7,475
2,3	Fannie Mae Pool	3.135%	12/1/40	6,859	7,170
2,3	Fannie Mae Pool	3.159%	2/1/41	9,088	9,475
2,3	Fannie Mae Pool	3.175%	12/1/40	9,724	10,171
2,3	Fannie Mae Pool	3.207%	9/1/40	11,734	12,264
2,3	Fannie Mae Pool	3.210%	8/1/40	10,156	10,615
2,3	Fannie Mae Pool	3.246%	10/1/40	13,588	14,218
2,3	Fannie Mae Pool	3.267%	11/1/40	5,210	5,452
2,3	Fannie Mae Pool	3.290%	1/1/40	6,374	6,660
2,3	Fannie Mae Pool	3.298%	1/1/41	9,748	10,411
2,3	Fannie Mae Pool	3.368%	5/1/40	4,673	4,898
2,3	Fannie Mae Pool	3.370%	1/1/40	15,342	16,041
2,3,5	Fannie Mae Pool	3.434%	6/1/37	1,850	1,953
2,3	Fannie Mae Pool	3.448%	12/1/39	22,098	23,111
2,3	Fannie Mae Pool	3.503%	5/1/40	4,148	4,355
2,3	Fannie Mae Pool	3.521%	10/1/39	4,453	4,666
2,3	Fannie Mae Pool	3.532%	3/1/40	13,404	14,066
2,3	Fannie Mae Pool	3.580%	8/1/39	4,595	4,838
2,3	Fannie Mae Pool	3.599%	4/1/41	9,706	10,209
2,3	Fannie Mae Pool	3.604%	11/1/39	2,631	2,758

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3	Fannie Mae Pool	3.626%	11/1/39	5,867	6,155
2,3,5	Fannie Mae Pool	3.641%	12/1/35	6,156	6,544
2,3	Fannie Mae Pool	3.677%	7/1/39	3,961	4,153
2,3	Fannie Mae Pool	3.702%	5/1/40	16,181	17,023
2,3	Fannie Mae Pool	3.769%	2/1/40	20,791	22,334
2,3	Fannie Mae Pool	3.829%	9/1/40	12,716	13,814
2,3,5	Fannie Mae Pool	3.949%	8/1/37	8,136	8,506
2,3,5	Fannie Mae Pool	4.028%	7/1/35	2,021	2,102
2,3	Fannie Mae Pool	4.203%	12/1/39	13,679	14,588
2,3,5	Fannie Mae Pool	4.467%	7/1/34	841	907
2,3	Fannie Mae Pool	4.483%	11/1/34	3,840	4,080
2,3,5	Fannie Mae Pool	4.604%	3/1/37	3,804	4,073
2,3,5	Fannie Mae Pool	4.633%	8/1/35	4,023	4,281
2,3	Fannie Mae Pool	4.782%	5/1/33	13	13
2,3,5	Fannie Mae Pool	4.821%	10/1/38	9,634	10,327
2,3	Fannie Mae Pool	4.926%	7/1/38	2,279	2,450
2,3	Fannie Mae Pool	4.968%	1/1/35	16	17
2,3	Fannie Mae Pool	4.998%	12/1/33	1,705	1,822
2,3	Fannie Mae Pool	5.011%	11/1/33	1,191	1,273
2,3	Fannie Mae Pool	5.104%	3/1/38	4,284	4,646
2,3	Fannie Mae Pool	5.216%	6/1/35	60	65
2,3	Fannie Mae Pool	5.228%	7/1/36	3,428	3,707
2,3	Fannie Mae Pool	5.259%	7/1/38	427	460
2,3	Fannie Mae Pool	5.270%	11/1/35	11	12
2,3	Fannie Mae Pool	5.361%	12/1/35	2,345	2,537
2,3	Fannie Mae Pool	5.412%	8/1/38	203	219
2,3	Fannie Mae Pool	5.504%	4/1/37	564	607
2,3	Fannie Mae Pool	5.564%	5/1/36	2,236	2,429
2,3	Fannie Mae Pool	5.709%	4/1/37	4,516	4,905
2,3	Fannie Mae Pool	5.738%	12/1/37	5,435	5,840
2,3,5	Fannie Mae Pool	5.821%	8/1/37	4,305	4,612
2,3	Fannie Mae Pool	5.876%	1/1/37	394	426
2,3	Fannie Mae Pool	5.889%	4/1/36	2,303	2,480
2,3	Fannie Mae Pool	5.903%	6/1/36	822	887
2,3	Fannie Mae Pool	5.940%	11/1/36	2,720	2,943
2,3	Fannie Mae Pool	5.948%	10/1/37	5,175	5,624
2,3	Fannie Mae Pool	6.020%	7/1/37	1,165	1,260
2,3	Fannie Mae Pool	6.101%	10/1/37	469	510
2,3,5	Fannie Mae Pool	6.180%	9/1/37	2,524	2,637
2,3,5	Freddie Mac Non Gold Pool	2.182%	5/1/37	188	199
2,3,5	Freddie Mac Non Gold Pool	2.194%	4/1/37	6,204	6,378
2,3,5	Freddie Mac Non Gold Pool	2.319%	6/1/37	2,758	2,832
2,3,5	Freddie Mac Non Gold Pool	2.331%	3/1/37	713	738
2,3,5	Freddie Mac Non Gold Pool	2.362%	12/1/34	7,846	8,361
2,3,5	Freddie Mac Non Gold Pool	2.375%	11/1/34–4/1/37	11,513	12,240
2,3,5	Freddie Mac Non Gold Pool	2.398%	6/1/36	12	12
2,3,5	Freddie Mac Non Gold Pool	2.422%	1/1/37	3,480	3,694
2,3,5	Freddie Mac Non Gold Pool	2.440%	12/1/34	57	60
2,3,5	Freddie Mac Non Gold Pool	2.517%	12/1/34	2,601	2,756
2,3	Freddie Mac Non Gold Pool	2.565%	2/1/42	8,455	8,805
2,3,5	Freddie Mac Non Gold Pool	2.584%	12/1/36	4,364	4,616
2,3,5	Freddie Mac Non Gold Pool	2.620%	12/1/34	37	39
2,3	Freddie Mac Non Gold Pool	2.629%	12/1/40	6,422	6,645
2,3,5	Freddie Mac Non Gold Pool	2.631%	1/1/35	400	433
2,3,5	Freddie Mac Non Gold Pool	2.638%	4/1/37	59	63
2,3,5	Freddie Mac Non Gold Pool	2.672%	3/1/37	164	174
2,3,5	Freddie Mac Non Gold Pool	2.673%	3/1/37	6,919	7,323
2,3,5	Freddie Mac Non Gold Pool	2.695%	3/1/36	19	21
2,3	Freddie Mac Non Gold Pool	2.707%	12/1/40	12,733	13,195
2,3,5	Freddie Mac Non Gold Pool	2.732%	6/1/37	3,057	3,274
2,3,5	Freddie Mac Non Gold Pool	2.734%	3/1/36	6,318	6,789
2,3	Freddie Mac Non Gold Pool	2.754%	11/1/40	5,560	5,770
2,3	Freddie Mac Non Gold Pool	2.824%	1/1/41	10,763	11,137
2,3	Freddie Mac Non Gold Pool	2.845%	6/1/35	9	10

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3,5	Freddie Mac Non Gold Pool	2.875%	4/1/33	26	28
2,3,5	Freddie Mac Non Gold Pool	2.890%	4/1/35	309	327
2,3,5	Freddie Mac Non Gold Pool	2.895%	4/1/37	5,637	5,860
2,3,5	Freddie Mac Non Gold Pool	2.925%	3/1/37	3,941	4,162
2,3,5	Freddie Mac Non Gold Pool	2.943%	5/1/33	112	119
2,3	Freddie Mac Non Gold Pool	2.982%	2/1/41	15,353	16,025
2,3	Freddie Mac Non Gold Pool	3.092%	3/1/41	6,861	7,173
2,3,5	Freddie Mac Non Gold Pool	3.114%	7/1/35	2,612	2,776
2,3	Freddie Mac Non Gold Pool	3.137%	11/1/40	7,611	7,960
2,3	Freddie Mac Non Gold Pool	3.271%	6/1/40	5,715	5,983
2,3	Freddie Mac Non Gold Pool	3.343%	6/1/41	1,527	1,608
2,3	Freddie Mac Non Gold Pool	3.351%	5/1/40	2,356	2,470
2,3	Freddie Mac Non Gold Pool	3.355%	4/1/40	8,757	9,169
2,3	Freddie Mac Non Gold Pool	3.454%	5/1/40	3,261	3,419
2,3	Freddie Mac Non Gold Pool	3.502%	8/1/40	12,399	13,329
2,3	Freddie Mac Non Gold Pool	3.571%	11/1/39	13,996	14,687
2,3	Freddie Mac Non Gold Pool	3.611%	6/1/40	12,269	12,908
2,3	Freddie Mac Non Gold Pool	3.614%	6/1/40	7,775	8,179
2,3	Freddie Mac Non Gold Pool	3.628%	6/1/37	6,048	6,456
2,3	Freddie Mac Non Gold Pool	3.630%	1/1/40	7,564	7,940
2,3	Freddie Mac Non Gold Pool	3.676%	9/1/40	11,101	11,696
2,3	Freddie Mac Non Gold Pool	3.975%	3/1/40	18,387	19,397
2,3	Freddie Mac Non Gold Pool	3.979%	12/1/39	2,235	2,372
2,3,5	Freddie Mac Non Gold Pool	4.043%	8/1/37	162	174
2,3	Freddie Mac Non Gold Pool	4.674%	6/1/34	21	22
2,3	Freddie Mac Non Gold Pool	4.678%	5/1/38	1,343	1,439
2,3	Freddie Mac Non Gold Pool	4.893%	12/1/35	9,295	9,781
2,3	Freddie Mac Non Gold Pool	5.020%	10/1/36	5,520	5,949
2,3	Freddie Mac Non Gold Pool	5.043%	7/1/38	5,917	6,365
2,3	Freddie Mac Non Gold Pool	5.161%	8/1/34	11	11
2,3	Freddie Mac Non Gold Pool	5.236%	3/1/38	8,353	9,069
2,3	Freddie Mac Non Gold Pool	5.248%	11/1/33	10	10
2,3	Freddie Mac Non Gold Pool	5.364%	12/1/35	2,661	2,765
2,3	Freddie Mac Non Gold Pool	5.506%	2/1/36	2,798	3,027
2,3	Freddie Mac Non Gold Pool	5.509%	1/1/38	4,198	4,532
2,3	Freddie Mac Non Gold Pool	5.539%	3/1/37	1,312	1,414
2,3	Freddie Mac Non Gold Pool	5.615%	3/1/37	651	690
2,3	Freddie Mac Non Gold Pool	5.721%	9/1/36	11,692	12,563
2,3	Freddie Mac Non Gold Pool	5.725%	11/1/36	1,548	1,630
2,3	Freddie Mac Non Gold Pool	5.736%	3/1/37	2,637	2,849
2,3	Freddie Mac Non Gold Pool	5.754%	5/1/36	4,877	5,220
2,3	Freddie Mac Non Gold Pool	5.766%	9/1/37	11,246	12,236
2,3	Freddie Mac Non Gold Pool	5.792%	8/1/37	5,359	5,864
2,3	Freddie Mac Non Gold Pool	5.811%	10/1/37	3,250	3,375
2,3	Freddie Mac Non Gold Pool	5.816%	6/1/37	6,315	6,827
2,3	Freddie Mac Non Gold Pool	5.846%	5/1/37	6,469	7,037
2,3	Freddie Mac Non Gold Pool	5.918%	1/1/37	1,947	2,101
2,3	Freddie Mac Non Gold Pool	5.926%	12/1/36	1,845	1,996
2,3	Freddie Mac Non Gold Pool	6.038%	10/1/37	766	830
2,3	Freddie Mac Non Gold Pool	6.039%	12/1/36	4,252	4,629
2,3	Freddie Mac Non Gold Pool	6.208%	8/1/37	1,698	1,846
2,3	Freddie Mac Non Gold Pool	6.407%	2/1/37	1,500	1,627
3,5	Ginnie Mae II Pool	2.375%	6/20/29	229	238
3	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	80,110	83,499
3	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	48,239	50,749
3	Ginnie Mae II Pool	3.500%	1/20/41	9,525	10,035
3	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	60,247	63,586
3	Ginnie Mae II Pool	4.500%	10/20/39	1,493	1,609
3	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	3,365	3,578

					1,105,558
Total U.S. Government and Agency Obligations (Cost $73,437,042)					77,695,020

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.153%	11/10/38	3,657	3,777
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.736%	6/10/39	11,523	12,304
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.877%	7/10/42	19,991	20,946
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.246%	11/10/42	4,335	4,433
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.727%	7/10/43	4,695	4,950
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.889%	7/10/44	700	772
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.919%	5/10/45	11,600	13,216
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.954%	5/10/45	3,290	2,886
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.372%	9/10/45	20,200	22,542
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.421%	9/10/45	185	198
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.115%	10/10/45	16,101	17,845
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.634%	7/10/46	23,115	26,060
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.366%	9/10/47	3,204	3,462
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.366%	9/10/47	3,520	3,498
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.390%	9/10/47	320	336
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.414%	9/10/47	11,525	12,497
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.448%	9/10/47	2,175	2,132
3	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	6.395%	2/10/51	21,200	24,967
6	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	1,975	2,008
6	Bank of Scotland plc	5.250%	2/21/17	12,135	13,266
3	Bear Stearns Commercial Mortgage Securities Inc.	5.713%	4/12/38	21,037	23,787
3	Bear Stearns Commercial Mortgage Securities Inc.	5.713%	4/12/38	4,525	4,833
3	Bear Stearns Commercial Mortgage Securities Inc.	4.830%	8/15/38	10,113	10,132
3	Bear Stearns Commercial Mortgage Securities Inc.	5.901%	9/11/38	260	293
3	Bear Stearns Commercial Mortgage Securities Inc.	5.940%	9/11/38	5,500	5,996
3	Bear Stearns Commercial Mortgage Securities Inc.	5.619%	3/11/39	2,524	2,352
3	Bear Stearns Commercial Mortgage Securities Inc.	5.619%	3/11/39	24,500	27,479
3	Bear Stearns Commercial Mortgage Securities Inc.	4.680%	8/13/39	16,300	16,625
3	Bear Stearns Commercial Mortgage Securities Inc.	4.740%	3/13/40	12,946	13,145
3	Bear Stearns Commercial Mortgage Securities Inc.	5.854%	6/11/40	12,399	12,523
3	Bear Stearns Commercial Mortgage Securities Inc.	5.906%	6/11/40	6,275	6,628
3	Bear Stearns Commercial Mortgage Securities Inc.	5.405%	12/11/40	4,160	4,632
3	Bear Stearns Commercial Mortgage Securities Inc.	5.200%	1/12/41	2,830	2,961
3	Bear Stearns Commercial Mortgage Securities Inc.	4.750%	6/11/41	4,175	4,068
3	Bear Stearns Commercial Mortgage Securities Inc.	5.582%	9/11/41	1,625	1,712
3	Bear Stearns Commercial Mortgage Securities Inc.	5.568%	10/12/41	8,375	9,085
3	Bear Stearns Commercial Mortgage Securities Inc.	4.825%	11/11/41	495	528
3	Bear Stearns Commercial Mortgage Securities Inc.	4.868%	11/11/41	2,300	2,355
3	Bear Stearns Commercial Mortgage Securities Inc.	4.933%	2/13/42	2,500	2,709
3	Bear Stearns Commercial Mortgage Securities Inc.	5.742%	9/11/42	15,900	18,620
3	Bear Stearns Commercial Mortgage Securities Inc.	5.793%	9/11/42	5,500	5,751
3	Bear Stearns Commercial Mortgage Securities Inc.	5.127%	10/12/42	5,262	5,294
3	Bear Stearns Commercial Mortgage Securities Inc.	5.298%	10/12/42	3,215	3,565
3	Bear Stearns Commercial Mortgage Securities Inc.	5.513%	1/12/45	6,280	6,484

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Bear Stearns Commercial Mortgage Securities Inc.	5.613%	6/11/50	9,634	9,832
3	Bear Stearns Commercial Mortgage Securities Inc.	5.694%	6/11/50	21,900	25,048
3	Bear Stearns Commercial Mortgage Securities Inc.	5.700%	6/11/50	10,400	11,964
3	Bear Stearns Commercial Mortgage Securities Inc.	5.915%	6/11/50	6,853	7,283
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	36,645	41,661
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	10,300	12,446
3	Chase Issuance Trust	4.650%	3/15/15	32,375	33,218
3	Chase Issuance Trust	5.400%	7/15/15	10,025	10,463
6	Cie de Financement Foncier SA	2.125%	4/22/13	7,500	7,532
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	20,125	21,799
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	3,425	3,761
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	10,500	12,692
3	Citibank Credit Card Issuance Trust	5.350%	2/7/20	900	1,080
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	3,475	3,508
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	6,990	7,305
3	Citigroup Commercial Mortgage Trust	5.921%	3/15/49	2,500	2,685
3	Citigroup Commercial Mortgage Trust	5.921%	3/15/49	12,600	14,298
3	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	3,375	3,825
3	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	3,375	3,614
3	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	3,025	2,567
3	Citigroup Commercial Mortgage Trust	5.889%	12/10/49	20,075	22,982
3	Citigroup Commercial Mortgage Trust	5.889%	12/10/49	4,350	4,522
3	Citigroup Commercial Mortgage Trust	6.276%	12/10/49	17,377	20,335
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.394%	7/15/44	7,000	7,585
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.394%	7/15/44	18,000	20,025
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	18,565	21,224
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.482%	1/15/46	680	756
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.617%	10/15/48	760	849
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	8,575	8,992
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	4,560	4,570
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	13,050	14,419
3,6	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	6,222	6,630
3	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	7,554	7,677
3	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	19,536	20,354
3	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	22,303	24,664
3	Commercial Mortgage Pass Through Certificates	5.941%	6/10/46	19,200	21,375
3	Commercial Mortgage Pass Through Certificates	5.966%	6/10/46	4,025	4,221
3	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	1,476	1,476
3	Commercial Mortgage Pass Through Certificates	6.006%	12/10/49	17,393	20,214
3	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	16,460	17,042
3	Credit Suisse First Boston Mortgage Securities Corp.	4.645%	7/15/37	167	172
3	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	14,150	15,355
3	Credit Suisse First Boston Mortgage Securities Corp.	5.075%	2/15/38	4,724	4,697
3	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	14,269	14,493
3	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	1,565	1,661
3	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	18,225	20,104
3	Credit Suisse First Boston Mortgage Securities Corp.	5.190%	8/15/38	3,400	3,378
3	Credit Suisse First Boston Mortgage Securities Corp.	5.230%	12/15/40	3,290	3,238
3	Credit Suisse Mortgage Capital Certificates	6.008%	6/15/38	18,434	20,902
3	Credit Suisse Mortgage Capital Certificates	6.008%	6/15/38	1,147	1,218
3	Credit Suisse Mortgage Capital Certificates	5.593%	2/15/39	17,500	19,551
3	Credit Suisse Mortgage Capital Certificates	5.593%	2/15/39	4,435	4,496
3	Credit Suisse Mortgage Capital Certificates	5.593%	2/15/39	7,675	8,268
3	Credit Suisse Mortgage Capital Certificates	5.869%	6/15/39	20,985	22,778
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	1,725	1,714
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	15,000	16,332
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	6,450	6,713
3	CW Capital Cobalt Ltd.	6.007%	5/15/46	11,775	12,950
3	CW Capital Cobalt Ltd.	5.484%	4/15/47	3,185	3,519
3	Discover Card Master Trust	5.650%	12/15/15	24,300	25,341
3	Discover Card Master Trust	5.650%	3/16/20	9,475	11,422
	Federal Housing Administration	7.430%	10/1/20	2	3
3	Ford Credit Auto Owner Trust	2.420%	11/15/14	5,250	5,299
3	Ford Credit Auto Owner Trust	2.150%	6/15/15	16,950	17,194

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Ford Credit Auto Owner Trust	1.150%	6/15/17	6,825	6,892
3	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	4,559	4,669
3	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	8,954	9,009
3	GE Capital Commercial Mortgage Corp.	5.481%	3/10/44	22,040	24,464
3	GE Capital Commercial Mortgage Corp.	5.481%	3/10/44	6,675	6,730
3	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	9,275	10,223
3	GE Capital Commercial Mortgage Corp.	5.486%	11/10/45	7,048	7,248
3	GE Capital Commercial Mortgage Corp.	4.578%	6/10/48	431	436
3	GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	5,925	6,458
3	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	2,836	2,863
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	2,625	2,750
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	130	129
3	GMAC Commercial Mortgage Securities Inc.	5.023%	4/10/40	1,020	1,055
3	GMAC Commercial Mortgage Securities Inc.	5.640%	5/10/40	1,695	1,755
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	4,150	4,400
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	1,650	1,731
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	2,514	2,518
3	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	182	182
3	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	11,875	12,285
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	13,850	14,606
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	2,850	2,841
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	18,508	20,228
3	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	4,475	4,426
3	Greenwich Capital Commercial Funding Corp.	6.071%	7/10/38	2,600	2,959
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	1,625	1,569
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	23,400	25,284
3	Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	3,850	3,839
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	5,960	5,995
3	GS Mortgage Securities Corp. II	5.553%	4/10/38	13,650	15,180
3	GS Mortgage Securities Corp. II	5.622%	4/10/38	4,750	4,852
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	14,850	15,853
3	GS Mortgage Securities Corp. II	4.608%	1/10/40	10,976	11,026
3	GS Mortgage Securities Corp. II	3.707%	8/10/44	3,220	3,449
3	GS Mortgage Securities Corp. II	3.482%	1/10/45	12,500	12,981
3	GS Mortgage Securities Corp. II	3.377%	5/10/45	7,475	7,678
3	GS Mortgage Securities Corp. II	5.979%	8/10/45	1,105	1,188
3	Honda Auto Receivables Owner Trust	1.800%	4/17/17	3,225	3,279
3	Honda Auto Receivables Owner Trust	0.970%	4/16/18	1,000	1,008
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.050%	12/12/34	6,475	6,481
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.654%	1/12/37	3,250	3,304
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.899%	1/12/37	540	577
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.985%	1/12/37	11,409	11,568
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.255%	7/12/37	1,365	1,397
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.376%	7/12/37	1,393	1,392
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.197%	8/12/37	314	329
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.540%	8/12/37	2,000	1,994
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.879%	1/12/38	21,765	22,611
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.404%	1/12/39	11,465	11,915
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.774%	6/12/41	19,325	20,806
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.738%	7/15/42	940	1,015
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.780%	7/15/42	2,375	2,497

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.918%	10/15/42	420	457
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.502%	1/12/43	1,750	1,678
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.475%	4/15/43	3,722	4,167
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.635%	12/12/44	3,300	3,281
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.404%	12/15/44	4,250	4,539
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.483%	12/15/44	1,375	1,378
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.064%	4/15/45	1,750	1,868
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.064%	4/15/45	17,525	19,697
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.064%	4/15/45	3,310	2,847
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.593%	5/12/45	7,121	7,359
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	3.507%	5/15/45	9,250	9,522
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	5/15/45	4,525	4,841
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.447%	5/15/45	8,000	8,451
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	3.483%	6/15/45	7,490	7,667
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	6/12/47	10,650	11,965
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.009%	6/15/49	7,970	8,484
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.794%	2/12/51	28,300	31,622
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.855%	2/12/51	5,631	5,641
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.088%	2/12/51	3,350	3,617
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.882%	2/15/51	13,170	14,956
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.195%	12/15/44	275	307
3	LB Commercial Conduit Mortgage Trust	6.109%	7/15/44	660	761
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	17,575	18,624
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	9,140	9,835
3	LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	4,395	4,776
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	17,600	19,388
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	2,535	2,761
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	5,968	5,970
3	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	3,356	3,397
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	22,880	23,221
3	LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	9,550	9,888
3	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	21,100	21,630
3	LB-UBS Commercial Mortgage Trust	5.347%	11/15/38	968	1,085
3	LB-UBS Commercial Mortgage Trust	5.378%	11/15/38	3,125	3,148
3	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	29,730	33,255
3	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	3,000	3,405
3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	1,175	1,256
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	5,650	6,371
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	12,585	14,105
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	4,775	4,898
3	LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	1,625	1,559
3	LB-UBS Commercial Mortgage Trust	6.314%	4/15/41	22,025	26,052
3	LB-UBS Commercial Mortgage Trust	6.314%	4/15/41	3,020	3,155

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	17,600	20,067
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	10,800	11,260
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	1,915	2,030
3	Merrill Lynch Mortgage Trust	5.848%	5/12/39	1,825	1,960
3	Merrill Lynch Mortgage Trust	5.848%	5/12/39	14,050	16,018
3	Merrill Lynch Mortgage Trust	4.747%	6/12/43	2,500	2,735
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	2,865	2,967
3	Merrill Lynch Mortgage Trust	5.291%	1/12/44	20,875	23,332
3	Merrill Lynch Mortgage Trust	6.041%	6/12/50	23,068	25,917
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,019	3,038
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	17,185	19,669
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.093%	6/12/46	21,125	24,138
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	3,660	3,717
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	14,870	15,952
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.126%	8/12/49	917	959
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	6,426	6,455
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	14,675	16,073
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.204%	12/12/49	2,400	2,324
3	Morgan Stanley Capital I Inc.	4.970%	4/14/40	5,675	5,979
3	Morgan Stanley Capital I Inc.	5.110%	6/15/40	15,050	15,953
3	Morgan Stanley Capital I Inc.	4.800%	1/13/41	836	872
3	Morgan Stanley Capital I Inc.	5.030%	6/13/41	860	876
3	Morgan Stanley Capital I Inc.	5.270%	6/13/41	4,525	4,764
3	Morgan Stanley Capital I Inc.	5.918%	8/12/41	154	155
3	Morgan Stanley Capital I Inc.	5.987%	8/12/41	2,175	2,403
3	Morgan Stanley Capital I Inc.	5.328%	11/12/41	6,460	7,240
3	Morgan Stanley Capital I Inc.	5.360%	11/12/41	7,400	7,715
3	Morgan Stanley Capital I Inc.	4.780%	12/13/41	11,300	12,165
3	Morgan Stanley Capital I Inc.	4.840%	12/13/41	1,350	1,333
3	Morgan Stanley Capital I Inc.	4.970%	12/15/41	10,300	10,690
3	Morgan Stanley Capital I Inc.	5.168%	1/14/42	3,950	4,289
3	Morgan Stanley Capital I Inc.	5.823%	6/11/42	20,780	24,190
3	Morgan Stanley Capital I Inc.	5.823%	6/11/42	5,075	5,405
3	Morgan Stanley Capital I Inc.	4.989%	8/13/42	26,760	29,359
3	Morgan Stanley Capital I Inc.	5.073%	8/13/42	3,730	3,699
3	Morgan Stanley Capital I Inc.	5.230%	9/15/42	23,225	25,862
3	Morgan Stanley Capital I Inc.	5.894%	10/15/42	8,175	9,177
3	Morgan Stanley Capital I Inc.	5.898%	10/15/42	4,325	3,923
3	Morgan Stanley Capital I Inc.	5.898%	10/15/42	700	748
3	Morgan Stanley Capital I Inc.	5.369%	11/14/42	14,450	15,976
3	Morgan Stanley Capital I Inc.	6.455%	1/11/43	20,825	25,112
3	Morgan Stanley Capital I Inc.	5.332%	12/15/43	11,450	12,612
3	Morgan Stanley Capital I Inc.	5.600%	3/12/44	20,466	22,932
3	Morgan Stanley Capital I Inc.	5.649%	3/12/44	4,875	5,200
3	Morgan Stanley Capital I Inc.	5.773%	7/12/44	4,596	4,966
3	Morgan Stanley Capital I Inc.	5.793%	7/12/44	4,100	3,985
3	Morgan Stanley Capital I Inc.	3.244%	3/15/45	7,000	7,069
3	Morgan Stanley Capital I Inc.	4.660%	9/13/45	3,985	4,129
3	Morgan Stanley Capital I Inc.	4.985%	6/12/47	3,115	3,102
3	Morgan Stanley Capital I Inc.	5.654%	4/15/49	1,821	1,950
3	Morgan Stanley Capital I Inc.	5.692%	4/15/49	15,250	16,654
3	Morgan Stanley Capital I Inc.	5.514%	11/12/49	1,295	1,476
3	Morgan Stanley Capital I Inc.	5.544%	11/12/49	4,525	4,816
3	Morgan Stanley Capital I Inc.	5.809%	12/12/49	12,950	14,925
3	Morgan Stanley Capital I Inc.	6.309%	12/12/49	4,675	4,875
3	Morgan Stanley Capital I Inc.	5.090%	10/12/52	2,313	2,312
3	Morgan Stanley Capital I Inc.	5.204%	10/12/52	6,200	6,489
3	Morgan Stanley Capital I Inc.	4.770%	7/15/56	3,295	3,295
3	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	130	128
3	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	24,261	24,597
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	21,633	21,846
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	1,839	1,841
6	Northern Rock Asset Management plc	5.625%	6/22/17	33,225	35,633
3	PSE&G Transition Funding LLC	6.890%	12/15/17	21,175	24,708

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Public Service New Hampshire Funding LLC	6.480%	5/1/15	68	70
6	Royal Bank of Canada	3.125%	4/14/15	9,325	9,860
3	TIAA Seasoned Commercial Mortgage Trust	5.620%	8/15/39	3,285	3,303
3	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	386	388
3	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	848	858
3	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	2,819	2,909
3	Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	10,750	11,177
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	19,134	19,999
3	Wachovia Bank Commercial Mortgage Trust	5.494%	7/15/41	18,350	19,491
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	18,725	19,648
3	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	15,485	16,928
3	Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	1,700	1,700
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	6,729	7,406
3	Wachovia Bank Commercial Mortgage Trust	5.922%	5/15/43	16,025	18,108
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	14,354	15,606
3	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	1,480	1,575
3	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	3,325	3,185
3	Wachovia Bank Commercial Mortgage Trust	5.378%	10/15/44	18,010	19,770
3	Wachovia Bank Commercial Mortgage Trust	5.378%	10/15/44	1,340	1,327
3	Wachovia Bank Commercial Mortgage Trust	5.441%	12/15/44	22,950	25,410
3	Wachovia Bank Commercial Mortgage Trust	5.491%	12/15/44	775	819
3	Wachovia Bank Commercial Mortgage Trust	6.171%	6/15/45	1,280	1,415
3	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	11,100	12,598
3	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	3,975	4,253
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	16,475	17,537
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	2,225	2,280
3	WF-RBS Commercial Mortgage Trust	3.440%	4/15/45	7,425	7,716
3	WF-RBS Commercial Mortgage Trust	3.431%	6/15/45	4,975	5,092
3	WF-RBS Commercial Mortgage Trust	4.090%	6/15/45	4,400	4,521

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,454,235)					2,734,736

Corporate Bonds (21.4%)
Finance (7.1%)
	Banking (4.6%)
3	Abbey National Capital Trust I	8.963%	12/29/49	1,200	1,150
	Abbey National Treasury Services plc	2.875%	4/25/14	14,475	14,163
	Abbey National Treasury Services plc	4.000%	4/27/16	7,400	7,281
	American Express Bank FSB	6.000%	9/13/17	1,750	2,068
	American Express Centurion Bank	5.950%	6/12/17	2,700	3,139
	American Express Centurion Bank	6.000%	9/13/17	23,425	27,663
	American Express Co.	4.875%	7/15/13	5,821	6,050
	American Express Co.	5.500%	9/12/16	3,075	3,510
	American Express Co.	6.150%	8/28/17	5,575	6,622
	American Express Co.	7.000%	3/19/18	56,997	70,408
	American Express Co.	8.125%	5/20/19	275	367
	American Express Co.	8.150%	3/19/38	845	1,325
3	American Express Co.	6.800%	9/1/66	6,515	6,792
	American Express Credit Corp.	7.300%	8/20/13	21,064	22,541
	American Express Credit Corp.	5.125%	8/25/14	14,084	15,212
	American Express Credit Corp.	1.750%	6/12/15	775	784
	American Express Credit Corp.	2.750%	9/15/15	300	311
	American Express Credit Corp.	2.800%	9/19/16	36,760	38,375
	American Express Credit Corp.	2.375%	3/24/17	2,350	2,410
	Associates Corp. of North America	6.950%	11/1/18	250	281
	Banco Santander Chile	2.875%	11/13/12	1,475	1,473
	Bancolombia SA	4.250%	1/12/16	6,150	6,386
	Bank of America Corp.	7.375%	5/15/14	6,325	6,806
	Bank of America Corp.	5.375%	6/15/14	2,500	2,610
	Bank of America Corp.	5.125%	11/15/14	21,259	22,174
	Bank of America Corp.	4.500%	4/1/15	12,560	12,994
	Bank of America Corp.	4.750%	8/1/15	225	234
	Bank of America Corp.	3.700%	9/1/15	3,250	3,286
	Bank of America Corp.	5.250%	12/1/15	3,975	4,112

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank of America Corp.	3.625%	3/17/16	10,300	10,354
	Bank of America Corp.	3.750%	7/12/16	6,875	6,933
	Bank of America Corp.	6.500%	8/1/16	25,825	28,368
	Bank of America Corp.	5.750%	8/15/16	11,025	11,447
	Bank of America Corp.	5.625%	10/14/16	6,350	6,751
	Bank of America Corp.	5.420%	3/15/17	14,300	14,781
	Bank of America Corp.	3.875%	3/22/17	12,200	12,430
	Bank of America Corp.	6.000%	9/1/17	2,560	2,788
	Bank of America Corp.	5.750%	12/1/17	6,525	6,965
	Bank of America Corp.	5.650%	5/1/18	66,300	71,348
	Bank of America Corp.	7.625%	6/1/19	25,625	30,165
	Bank of America Corp.	5.625%	7/1/20	40,015	42,869
	Bank of America Corp.	5.875%	1/5/21	2,700	2,948
	Bank of America Corp.	5.700%	1/24/22	5,700	6,287
	Bank of America Corp.	5.875%	2/7/42	23,350	25,537
	Bank of America NA	5.300%	3/15/17	24,375	25,288
	Bank of America NA	6.100%	6/15/17	15,575	16,659
	Bank of America NA	6.000%	10/15/36	8,325	8,766
	Bank of Montreal	1.750%	4/29/14	825	842
	Bank of Montreal	2.500%	1/11/17	23,150	23,990
	Bank of New York Mellon Corp.	4.300%	5/15/14	10,675	11,402
	Bank of New York Mellon Corp.	1.200%	2/20/15	100	100
	Bank of New York Mellon Corp.	4.950%	3/15/15	9,750	10,634
	Bank of New York Mellon Corp.	2.950%	6/18/15	4,200	4,429
	Bank of New York Mellon Corp.	2.300%	7/28/16	5,273	5,438
	Bank of New York Mellon Corp.	2.400%	1/17/17	9,900	10,209
	Bank of New York Mellon Corp.	1.969%	6/20/17	6,350	6,403
	Bank of New York Mellon Corp.	5.450%	5/15/19	6,240	7,364
	Bank of New York Mellon Corp.	4.600%	1/15/20	5,775	6,459
	Bank of New York Mellon Corp.	3.550%	9/23/21	5,325	5,643
	Bank of Nova Scotia	2.375%	12/17/13	17,950	18,382
	Bank of Nova Scotia	1.850%	1/12/15	17,970	18,294
	Bank of Nova Scotia	3.400%	1/22/15	750	791
	Bank of Nova Scotia	2.050%	10/7/15	500	512
	Bank of Nova Scotia	2.900%	3/29/16	750	785
	Bank of Nova Scotia	2.550%	1/12/17	4,935	5,125
	Bank of Nova Scotia	4.375%	1/13/21	1,250	1,410
	Bank One Capital III	8.750%	9/1/30	2,700	3,700
	Bank One Corp.	4.900%	4/30/15	6,075	6,394
	Bank One Corp.	7.750%	7/15/25	330	412
	Bank One Corp.	7.625%	10/15/26	1,805	2,211
	Bank One Corp.	8.000%	4/29/27	2,500	3,187
	Barclays Bank plc	5.200%	7/10/14	30,645	32,343
	Barclays Bank plc	2.750%	2/23/15	9,525	9,548
	Barclays Bank plc	3.900%	4/7/15	750	777
	Barclays Bank plc	5.000%	9/22/16	11,300	12,252
	Barclays Bank plc	6.750%	5/22/19	9,225	10,767
	Barclays Bank plc	5.125%	1/8/20	24,900	27,038
	Barclays Bank plc	5.140%	10/14/20	1,530	1,453
	BB&T Capital Trust II	6.750%	6/7/36	8,725	8,741
3	BB&T Capital Trust IV	6.820%	6/12/77	3,875	3,882
	BB&T Corp.	2.050%	4/28/14	11,182	11,410
	BB&T Corp.	5.700%	4/30/14	5,947	6,446
	BB&T Corp.	5.200%	12/23/15	5,212	5,736
	BB&T Corp.	3.200%	3/15/16	5,218	5,513
	BB&T Corp.	3.950%	4/29/16	1,600	1,747
	BB&T Corp.	2.150%	3/22/17	6,075	6,158
	BB&T Corp.	4.900%	6/30/17	2,800	3,084
	BB&T Corp.	6.850%	4/30/19	3,754	4,724
	BB&T Corp.	5.250%	11/1/19	5,040	5,671
	BBVA US Senior SAU	3.250%	5/16/14	8,600	8,171
	Bear Stearns Cos. LLC	5.700%	11/15/14	15,590	16,818
	Bear Stearns Cos. LLC	5.300%	10/30/15	6,415	6,936
	Bear Stearns Cos. LLC	5.550%	1/22/17	21,150	22,937

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,230	9,443
	Bear Stearns Cos. LLC	7.250%	2/1/18	11,053	13,213
	Bear Stearns Cos. LLC	4.650%	7/2/18	1,650	1,732
	BNP Paribas SA	3.250%	3/11/15	3,925	3,960
	BNP Paribas SA	3.600%	2/23/16	28,675	29,052
	BNP Paribas SA	5.000%	1/15/21	29,700	30,530
	BNY Mellon NA	4.750%	12/15/14	2,800	3,024
	Branch Banking & Trust Co.	5.625%	9/15/16	5,825	6,644
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	2,650	2,678
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	10,656	11,103
	Capital One Bank USA NA	8.800%	7/15/19	13,600	17,071
	Capital One Financial Corp.	7.375%	5/23/14	8,025	8,823
	Capital One Financial Corp.	2.125%	7/15/14	750	756
	Capital One Financial Corp.	5.500%	6/1/15	8,892	9,674
	Capital One Financial Corp.	3.150%	7/15/16	14,150	14,625
	Capital One Financial Corp.	6.150%	9/1/16	6,469	7,192
	Capital One Financial Corp.	5.250%	2/21/17	1,850	2,017
	Capital One Financial Corp.	6.750%	9/15/17	5,950	7,075
	Capital One Financial Corp.	4.750%	7/15/21	7,825	8,513
3,6	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	14,225	16,558
	Citigroup Inc.	5.300%	10/17/12	29,273	29,639
	Citigroup Inc.	5.500%	4/11/13	16,770	17,238
	Citigroup Inc.	6.500%	8/19/13	17,490	18,345
	Citigroup Inc.	6.000%	12/13/13	16,140	16,953
	Citigroup Inc.	5.125%	5/5/14	7,550	7,873
	Citigroup Inc.	6.375%	8/12/14	9,015	9,646
	Citigroup Inc.	5.000%	9/15/14	35,376	36,181
	Citigroup Inc.	5.500%	10/15/14	16,200	17,152
	Citigroup Inc.	6.010%	1/15/15	10,725	11,499
	Citigroup Inc.	2.650%	3/2/15	1,875	1,873
	Citigroup Inc.	4.750%	5/19/15	1,900	1,993
	Citigroup Inc.	4.700%	5/29/15	4,125	4,303
	Citigroup Inc.	4.587%	12/15/15	1,325	1,384
	Citigroup Inc.	5.300%	1/7/16	19,100	20,282
	Citigroup Inc.	3.953%	6/15/16	725	743
	Citigroup Inc.	5.850%	8/2/16	550	596
	Citigroup Inc.	4.450%	1/10/17	15,275	16,021
	Citigroup Inc.	5.500%	2/15/17	8,925	9,352
	Citigroup Inc.	6.000%	8/15/17	15,925	17,497
	Citigroup Inc.	6.125%	11/21/17	17,375	19,227
	Citigroup Inc.	6.125%	5/15/18	21,900	24,458
	Citigroup Inc.	8.500%	5/22/19	26,457	32,781
	Citigroup Inc.	5.375%	8/9/20	19,050	20,640
	Citigroup Inc.	4.500%	1/14/22	24,489	25,255
	Citigroup Inc.	6.625%	6/15/32	2,225	2,325
	Citigroup Inc.	5.875%	2/22/33	14,200	13,879
	Citigroup Inc.	6.000%	10/31/33	10,525	10,551
	Citigroup Inc.	5.850%	12/11/34	2,150	2,281
	Citigroup Inc.	6.125%	8/25/36	8,175	8,010
	Citigroup Inc.	5.875%	5/29/37	13,157	14,354
	Citigroup Inc.	6.875%	3/5/38	27,510	33,424
	Citigroup Inc.	8.125%	7/15/39	14,440	19,798
	Citigroup Inc.	5.875%	1/30/42	8,400	9,187
	Comerica Bank	5.750%	11/21/16	10,775	12,162
	Comerica Bank	5.200%	8/22/17	4,600	5,161
	Comerica Inc.	4.800%	5/1/15	3,225	3,442
	Commonwealth Bank of Australia	1.950%	3/16/15	12,625	12,691
	Compass Bank	6.400%	10/1/17	1,875	1,902
	Compass Bank	5.900%	4/1/26	409	386
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	4,450	4,481
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	20,265	20,852
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	30,025	32,105
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	20,775	21,150
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	1,450	1,571

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Countrywide Financial Corp.	6.250%	5/15/16	1,820	1,892
Credit Suisse	5.500%	5/1/14	11,000	11,670
Credit Suisse	3.500%	3/23/15	25,625	26,559
Credit Suisse	6.000%	2/15/18	8,394	8,964
Credit Suisse	5.300%	8/13/19	15,000	16,815
Credit Suisse	5.400%	1/14/20	16,040	16,714
Credit Suisse	4.375%	8/5/20	23,317	24,894
Credit Suisse USA Inc.	5.500%	8/15/13	6,250	6,510
Credit Suisse USA Inc.	5.125%	1/15/14	2,150	2,257
Credit Suisse USA Inc.	4.875%	1/15/15	7,345	7,863
Credit Suisse USA Inc.	5.125%	8/15/15	24,755	26,849
Credit Suisse USA Inc.	7.125%	7/15/32	11,211	14,631
Deutsche Bank AG	3.875%	8/18/14	750	783
Deutsche Bank AG	3.450%	3/30/15	15,300	15,949
Deutsche Bank AG	3.250%	1/11/16	20,525	21,101
Deutsche Bank AG	6.000%	9/1/17	21,381	24,431
Deutsche Bank Financial LLC	5.375%	3/2/15	3,450	3,590
Discover Bank	8.700%	11/18/19	4,500	5,594
Fifth Third Bancorp	3.625%	1/25/16	16,000	16,878
Fifth Third Bancorp	5.450%	1/15/17	10,250	11,209
Fifth Third Bancorp	4.500%	6/1/18	1,525	1,613
Fifth Third Bancorp	3.500%	3/15/22	1,825	1,843
Fifth Third Bancorp	8.250%	3/1/38	5,040	6,848
Fifth Third Bank	4.750%	2/1/15	8,825	9,419
First Horizon National Corp.	5.375%	12/15/15	13,850	14,570
First Niagara Financial Group Inc.	6.750%	3/19/20	1,675	1,898
First Niagara Financial Group Inc.	7.250%	12/15/21	725	812
First Tennessee Bank NA	5.050%	1/15/15	4,400	4,531
First Tennessee Bank NA	5.650%	4/1/16	5,152	5,360
Goldman Sachs Capital I	6.345%	2/15/34	16,825	15,858
Goldman Sachs Group Inc.	4.750%	7/15/13	21,645	22,224
Goldman Sachs Group Inc.	5.250%	10/15/13	16,630	17,326
Goldman Sachs Group Inc.	5.150%	1/15/14	13,995	14,533
Goldman Sachs Group Inc.	6.000%	5/1/14	22,525	23,831
Goldman Sachs Group Inc.	5.000%	10/1/14	27,832	29,092
Goldman Sachs Group Inc.	5.125%	1/15/15	17,910	18,713
Goldman Sachs Group Inc.	3.700%	8/1/15	17,100	17,247
Goldman Sachs Group Inc.	5.350%	1/15/16	27,500	28,865
Goldman Sachs Group Inc.	3.625%	2/7/16	21,515	21,527
Goldman Sachs Group Inc.	5.750%	10/1/16	9,475	10,112
Goldman Sachs Group Inc.	5.625%	1/15/17	19,930	20,917
Goldman Sachs Group Inc.	6.250%	9/1/17	27,565	30,008
Goldman Sachs Group Inc.	5.950%	1/18/18	37,425	40,034
Goldman Sachs Group Inc.	6.150%	4/1/18	13,260	14,350
Goldman Sachs Group Inc.	7.500%	2/15/19	5,590	6,378
Goldman Sachs Group Inc.	5.375%	3/15/20	32,175	33,143
Goldman Sachs Group Inc.	6.000%	6/15/20	17,220	18,325
Goldman Sachs Group Inc.	5.250%	7/27/21	6,500	6,589
Goldman Sachs Group Inc.	5.750%	1/24/22	2,100	2,207
Goldman Sachs Group Inc.	5.950%	1/15/27	22,185	22,206
Goldman Sachs Group Inc.	6.125%	2/15/33	18,851	19,379
Goldman Sachs Group Inc.	6.450%	5/1/36	5,535	5,347
Goldman Sachs Group Inc.	6.750%	10/1/37	56,741	55,078
Goldman Sachs Group Inc.	6.250%	2/1/41	15,651	16,319
HSBC Bank USA NA	4.625%	4/1/14	5,925	6,167
HSBC Bank USA NA	4.875%	8/24/20	15,365	15,785
HSBC Bank USA NA	5.875%	11/1/34	2,700	2,851
HSBC Bank USA NA	5.625%	8/15/35	2,300	2,314
HSBC Holdings plc	5.100%	4/5/21	37,620	41,971
HSBC Holdings plc	4.875%	1/14/22	425	468
HSBC Holdings plc	4.000%	3/30/22	2,225	2,307
HSBC Holdings plc	7.625%	5/17/32	925	1,080
HSBC Holdings plc	7.350%	11/27/32	2,040	2,336
HSBC Holdings plc	6.500%	5/2/36	23,970	26,291

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	HSBC Holdings plc	6.500%	9/15/37	18,250	20,299
	HSBC Holdings plc	6.800%	6/1/38	15,810	17,851
	HSBC Holdings plc	6.100%	1/14/42	275	336
	HSBC USA Inc.	2.375%	2/13/15	10,600	10,730
	HSBC USA Inc.	5.000%	9/27/20	5,625	5,743
	Huntington Bancshares Inc.	7.000%	12/15/20	4,200	4,835
	JPMorgan Chase & Co.	1.650%	9/30/13	1,430	1,437
	JPMorgan Chase & Co.	2.050%	1/24/14	6,195	6,266
	JPMorgan Chase & Co.	4.875%	3/15/14	18,100	19,019
	JPMorgan Chase & Co.	4.650%	6/1/14	40,991	43,181
	JPMorgan Chase & Co.	5.125%	9/15/14	22,423	23,827
	JPMorgan Chase & Co.	3.700%	1/20/15	19,375	20,162
	JPMorgan Chase & Co.	4.750%	3/1/15	18,150	19,399
	JPMorgan Chase & Co.	1.875%	3/20/15	3,000	2,990
	JPMorgan Chase & Co.	5.250%	5/1/15	5,575	6,009
	JPMorgan Chase & Co.	3.400%	6/24/15	31,975	33,117
	JPMorgan Chase & Co.	5.150%	10/1/15	8,190	8,773
	JPMorgan Chase & Co.	2.600%	1/15/16	15,375	15,516
	JPMorgan Chase & Co.	3.450%	3/1/16	3,425	3,548
	JPMorgan Chase & Co.	3.150%	7/5/16	42,950	44,094
	JPMorgan Chase & Co.	6.125%	6/27/17	16,625	18,536
	JPMorgan Chase & Co.	6.000%	1/15/18	19,610	22,465
	JPMorgan Chase & Co.	6.300%	4/23/19	21,200	24,805
	JPMorgan Chase & Co.	4.400%	7/22/20	7,275	7,585
	JPMorgan Chase & Co.	4.250%	10/15/20	2,640	2,777
	JPMorgan Chase & Co.	4.625%	5/10/21	475	506
	JPMorgan Chase & Co.	4.350%	8/15/21	7,575	7,977
	JPMorgan Chase & Co.	4.500%	1/24/22	2,125	2,289
	JPMorgan Chase & Co.	6.400%	5/15/38	58,019	69,847
	JPMorgan Chase & Co.	5.500%	10/15/40	31,050	33,843
	JPMorgan Chase & Co.	5.600%	7/15/41	12,250	13,781
	JPMorgan Chase & Co.	5.400%	1/6/42	6,525	7,109
	JPMorgan Chase Bank NA	5.875%	6/13/16	4,346	4,764
	JPMorgan Chase Bank NA	6.000%	7/5/17	825	920
	JPMorgan Chase Bank NA	6.000%	10/1/17	65	73
	JPMorgan Chase Capital XVII	5.850%	8/1/35	675	676
3	JPMorgan Chase Capital XVIII	6.950%	8/1/66	2,025	2,028
3	JPMorgan Chase Capital XX	6.550%	9/15/66	7,335	7,344
3	JPMorgan Chase Capital XXII	6.450%	1/15/87	17,600	17,604
	JPMorgan Chase Capital XXV	6.800%	10/1/37	13,075	13,078
	JPMorgan Chase Capital XXVII	7.000%	11/1/39	7,325	7,325
	KeyBank NA	5.800%	7/1/14	2,825	3,027
	KeyBank NA	4.950%	9/15/15	4,675	5,047
	KeyBank NA	5.450%	3/3/16	6,275	6,955
	KeyBank NA	6.950%	2/1/28	1,925	2,293
	KeyCorp	5.100%	3/24/21	775	864
6	Lloyds TSB Bank plc	4.375%	1/12/15	9,640	9,867
	Lloyds TSB Bank plc	4.875%	1/21/16	4,825	5,067
6	Lloyds TSB Bank plc	5.800%	1/13/20	9,425	9,797
	Lloyds TSB Bank plc	6.375%	1/21/21	33,900	38,495
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	1,250	1,331
	M&I Marshall & Ilsley Bank	5.000%	1/17/17	150	161
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,950	6,951
3	Manufacturers & Traders Trust Co.	5.585%	12/28/20	450	443
	MBNA Corp.	5.000%	6/15/15	4,775	4,950
	Mellon Funding Corp.	5.000%	12/1/14	5,975	6,430
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	21,250	21,918
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	11,550	11,964
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	2,450	2,562
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	19,779	20,519
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	4,700	4,866
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	24,600	25,230
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	13,950	15,180
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	42,021	46,698

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Merrill Lynch & Co. Inc.	6.500%	7/15/18	1,400	1,517
Merrill Lynch & Co. Inc.	6.875%	11/15/18	600	672
Merrill Lynch & Co. Inc.	6.110%	1/29/37	1,475	1,414
Merrill Lynch & Co. Inc.	7.750%	5/14/38	24,703	28,242
Morgan Stanley	6.750%	10/15/13	600	618
Morgan Stanley	2.875%	1/24/14	11,925	11,793
Morgan Stanley	4.750%	4/1/14	28,217	28,428
Morgan Stanley	6.000%	5/13/14	21,485	22,219
Morgan Stanley	2.875%	7/28/14	3,825	3,786
Morgan Stanley	4.200%	11/20/14	15,675	15,672
Morgan Stanley	4.100%	1/26/15	13,425	13,328
Morgan Stanley	6.000%	4/28/15	26,160	27,043
Morgan Stanley	4.000%	7/24/15	3,750	3,681
Morgan Stanley	5.375%	10/15/15	6,400	6,517
Morgan Stanley	3.450%	11/2/15	9,325	9,053
Morgan Stanley	3.800%	4/29/16	875	845
Morgan Stanley	5.750%	10/18/16	17,175	17,590
Morgan Stanley	5.450%	1/9/17	14,785	15,019
Morgan Stanley	4.750%	3/22/17	12,925	12,856
Morgan Stanley	5.550%	4/27/17	10,000	10,162
Morgan Stanley	6.250%	8/28/17	560	577
Morgan Stanley	5.950%	12/28/17	17,475	17,787
Morgan Stanley	6.625%	4/1/18	34,285	35,871
Morgan Stanley	7.300%	5/13/19	12,510	13,521
Morgan Stanley	5.625%	9/23/19	47,150	46,555
Morgan Stanley	5.500%	7/24/20	150	147
Morgan Stanley	5.750%	1/25/21	14,375	14,222
Morgan Stanley	5.500%	7/28/21	8,050	7,920
Morgan Stanley	6.250%	8/9/26	14,825	14,419
Morgan Stanley	7.250%	4/1/32	17,527	18,616
Murray Street Investment Trust I	4.647%	3/9/17	17,825	17,814
National Australia Bank Ltd.	2.000%	3/9/15	7,325	7,334
National Australia Bank Ltd.	2.750%	3/9/17	7,325	7,369
National Bank of Canada	1.500%	6/26/15	13,250	13,303
National City Bank	5.800%	6/7/17	1,800	2,062
National City Corp.	4.900%	1/15/15	1,425	1,542
National City Corp.	6.875%	5/15/19	1,125	1,351
Northern Trust Co.	6.500%	8/15/18	1,125	1,371
Northern Trust Corp.	5.500%	8/15/13	1,350	1,421
Northern Trust Corp.	4.625%	5/1/14	4,200	4,492
Northern Trust Corp.	3.450%	11/4/20	750	804
Northern Trust Corp.	3.375%	8/23/21	1,575	1,682
Paribas	6.950%	7/22/13	900	929
PNC Bank NA	4.875%	9/21/17	8,425	9,283
PNC Bank NA	6.000%	12/7/17	1,100	1,288
PNC Funding Corp.	3.000%	5/19/14	750	779
PNC Funding Corp.	3.625%	2/8/15	18,381	19,495
PNC Funding Corp.	4.250%	9/21/15	4,750	5,164
PNC Funding Corp.	5.250%	11/15/15	8,605	9,468
PNC Funding Corp.	2.700%	9/19/16	2,350	2,440
PNC Funding Corp.	5.625%	2/1/17	975	1,092
PNC Funding Corp.	6.700%	6/10/19	7,134	8,881
PNC Funding Corp.	5.125%	2/8/20	17,875	20,686
PNC Funding Corp.	4.375%	8/11/20	10,125	11,173
PNC Funding Corp.	3.300%	3/8/22	10,525	10,824
Royal Bank of Canada	2.100%	7/29/13	15,400	15,674
Royal Bank of Canada	1.450%	10/30/14	4,075	4,121
Royal Bank of Canada	2.625%	12/15/15	5,400	5,638
Royal Bank of Canada	2.875%	4/19/16	8,300	8,737
Royal Bank of Canada	2.300%	7/20/16	19,050	19,621
Royal Bank of Scotland Group plc	6.400%	10/21/19	25,065	26,464
Royal Bank of Scotland NV	4.650%	6/4/18	225	210
Royal Bank of Scotland plc	3.400%	8/23/13	9,950	10,026
Royal Bank of Scotland plc	3.250%	1/11/14	9,550	9,618

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	Royal Bank of Scotland plc	4.875%	8/25/14	1,700	1,740
	Royal Bank of Scotland plc	4.875%	3/16/15	6,200	6,385
	Royal Bank of Scotland plc	3.950%	9/21/15	1,440	1,466
	Royal Bank of Scotland plc	4.375%	3/16/16	5,850	5,993
	Royal Bank of Scotland plc	5.625%	8/24/20	15,300	15,984
	Royal Bank of Scotland plc	6.125%	1/11/21	19,075	20,783
	Santander Holdings USA Inc.	4.625%	4/19/16	9,075	8,769
	Santander UK plc	7.950%	10/26/29	4,500	4,458
	SouthTrust Corp.	5.800%	6/15/14	2,550	2,743
	Sovereign Bank	8.750%	5/30/18	1,070	1,167
	State Street Bank & Trust Co.	5.300%	1/15/16	2,800	3,117
	State Street Corp.	4.300%	5/30/14	3,900	4,151
	State Street Corp.	2.875%	3/7/16	23,100	24,437
	State Street Corp.	4.956%	3/15/18	3,875	4,149
	State Street Corp.	4.375%	3/7/21	400	457
	SunTrust Bank	5.000%	9/1/15	39	42
	SunTrust Bank	7.250%	3/15/18	1,000	1,154
	SunTrust Banks Inc.	3.600%	4/15/16	9,450	9,790
	SunTrust Banks Inc.	3.500%	1/20/17	9,865	10,193
	SunTrust Banks Inc.	6.000%	9/11/17	2,508	2,855
	Svenska Handelsbanken AB	2.875%	4/4/17	20,775	21,156
	Toronto-Dominion Bank	1.375%	7/14/14	5,541	5,614
	Toronto-Dominion Bank	2.500%	7/14/16	5,240	5,429
	Toronto-Dominion Bank	2.375%	10/19/16	9,900	10,199
	UBS AG	2.250%	8/12/13	20,350	20,415
	UBS AG	2.250%	1/28/14	150	151
	UBS AG	3.875%	1/15/15	1,490	1,542
	UBS AG	7.000%	10/15/15	2,500	2,702
	UBS AG	5.875%	7/15/16	6,025	6,335
	UBS AG	7.375%	6/15/17	12,924	14,341
	UBS AG	5.875%	12/20/17	29,199	32,675
	UBS AG	5.750%	4/25/18	10,642	11,794
	UBS AG	4.875%	8/4/20	28,035	30,054
	UFJ Finance Aruba AEC	6.750%	7/15/13	21,290	22,456
	Union Bank NA	5.950%	5/11/16	3,875	4,313
	Union Bank NA	3.000%	6/6/16	1,300	1,360
	Union Bank NA	2.125%	6/16/17	1,975	1,972
	UnionBanCal Corp.	5.250%	12/16/13	2,105	2,210
	UnionBanCal Corp.	3.500%	6/18/22	8,125	8,159
	US Bancorp	4.200%	5/15/14	1,475	1,571
	US Bancorp	3.150%	3/4/15	1,450	1,529
	US Bancorp	2.450%	7/27/15	650	677
	US Bancorp	3.442%	2/1/16	18,400	19,032
	US Bancorp	2.200%	11/15/16	11,350	11,686
	US Bancorp	1.650%	5/15/17	1,000	1,006
	US Bancorp	4.125%	5/24/21	29,675	33,146
	US Bancorp	3.000%	3/15/22	1,825	1,871
	US Bank NA	6.300%	2/4/14	8,750	9,476
	US Bank NA	4.950%	10/30/14	12,771	13,874
	USB Capital XIII Trust	6.625%	12/15/39	875	879
	Wachovia Bank NA	4.800%	11/1/14	1,355	1,445
	Wachovia Bank NA	4.875%	2/1/15	13,436	14,483
	Wachovia Bank NA	5.000%	8/15/15	672	730
	Wachovia Bank NA	6.000%	11/15/17	8,775	10,234
	Wachovia Bank NA	5.850%	2/1/37	16,225	18,802
	Wachovia Bank NA	6.600%	1/15/38	14,235	17,647
	Wachovia Corp.	4.875%	2/15/14	10,990	11,485
	Wachovia Corp.	5.250%	8/1/14	7,212	7,707
	Wachovia Corp.	5.625%	10/15/16	13,065	14,707
	Wachovia Corp.	5.750%	6/15/17	28,025	32,587
	Wachovia Corp.	5.750%	2/1/18	1,575	1,857
	Wachovia Corp.	6.605%	10/1/25	3,175	3,735
	Wachovia Corp.	7.500%	4/15/35	925	1,171
	Wachovia Corp.	5.500%	8/1/35	4,185	4,441

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wachovia Corp.	6.550%	10/15/35	625	735
	Wells Fargo & Co.	4.950%	10/16/13	2,745	2,869
	Wells Fargo & Co.	4.625%	4/15/14	250	263
	Wells Fargo & Co.	3.750%	10/1/14	1,800	1,895
	Wells Fargo & Co.	5.000%	11/15/14	171	183
	Wells Fargo & Co.	1.250%	2/13/15	24,500	24,399
	Wells Fargo & Co.	3.625%	4/15/15	7,720	8,186
	Wells Fargo & Co.	1.500%	7/1/15	3,675	3,671
	Wells Fargo & Co.	3.676%	6/15/16	46,125	49,085
	Wells Fargo & Co.	2.625%	12/15/16	34,600	35,660
	Wells Fargo & Co.	2.100%	5/8/17	21,450	21,433
	Wells Fargo & Co.	5.625%	12/11/17	26,350	30,709
	Wells Fargo & Co.	4.600%	4/1/21	19,975	22,172
	Wells Fargo & Co.	3.500%	3/8/22	825	848
	Wells Fargo & Co.	5.375%	2/7/35	4,250	4,928
	Wells Fargo Bank NA	4.750%	2/9/15	10,594	11,357
	Wells Fargo Bank NA	5.750%	5/16/16	8,150	9,234
	Wells Fargo Bank NA	5.950%	8/26/36	13,110	15,359
3	Wells Fargo Capital X	5.950%	12/1/86	3,425	3,425
	Westpac Banking Corp.	2.100%	8/2/13	5,175	5,240
	Westpac Banking Corp.	1.850%	12/9/13	17,175	17,358
	Westpac Banking Corp.	4.200%	2/27/15	15,075	16,045
	Westpac Banking Corp.	3.000%	8/4/15	17,350	17,997
	Westpac Banking Corp.	4.875%	11/19/19	12,100	13,131
	Zions Bancorporation	4.500%	3/27/17	825	831
	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.650%	11/15/15	7,850	8,900
	Ameriprise Financial Inc.	7.300%	6/28/19	3,547	4,425
	Ameriprise Financial Inc.	5.300%	3/15/20	4,617	5,236
3	Ameriprise Financial Inc.	7.518%	6/1/66	575	617
	BlackRock Inc.	3.500%	12/10/14	4,275	4,529
	BlackRock Inc.	1.375%	6/1/15	2,100	2,110
	BlackRock Inc.	6.250%	9/15/17	3,375	4,095
	BlackRock Inc.	5.000%	12/10/19	8,098	9,268
	BlackRock Inc.	4.250%	5/24/21	6,515	7,093
	BlackRock Inc.	3.375%	6/1/22	4,275	4,338
	Charles Schwab Corp.	4.950%	6/1/14	9,450	10,131
	Charles Schwab Corp.	4.450%	7/22/20	7,050	7,872
6	FMR LLC	7.490%	6/15/19	800	962
	Franklin Resources Inc.	3.125%	5/20/15	3,700	3,895
	Franklin Resources Inc.	4.625%	5/20/20	1,950	2,224
	Jefferies Group Inc.	5.125%	4/13/18	6,205	6,019
	Jefferies Group Inc.	8.500%	7/15/19	8,677	9,393
	Jefferies Group Inc.	6.875%	4/15/21	4,825	4,825
	Jefferies Group Inc.	6.450%	6/8/27	2,285	2,182
	Jefferies Group Inc.	6.250%	1/15/36	7,350	6,542
	Lazard Group LLC	7.125%	5/15/15	2,150	2,347
	Lazard Group LLC	6.850%	6/15/17	8,425	9,261
6	Legg Mason Inc.	5.500%	5/21/19	3,350	3,411
	Nomura Holdings Inc.	5.000%	3/4/15	6,825	7,088
	Nomura Holdings Inc.	6.700%	3/4/20	8,600	9,608
	Raymond James Financial Inc.	4.250%	4/15/16	1,975	2,058
	TD Ameritrade Holding Corp.	4.150%	12/1/14	2,725	2,878
	TD Ameritrade Holding Corp.	5.600%	12/1/19	2,425	2,751
	Finance Companies (0.7%)
	Block Financial LLC	5.125%	10/30/14	4,110	4,251
	Discover Financial Services	6.450%	6/12/17	1,825	2,048
6	Discover Financial Services	5.200%	4/27/22	917	956
	GATX Corp.	4.750%	6/15/22	4,600	4,654
3	GE Capital Trust I	6.375%	11/15/67	10,600	10,971
	General Electric Capital Corp.	5.250%	10/19/12	39,115	39,644
	General Electric Capital Corp.	5.400%	9/20/13	3,444	3,626
	General Electric Capital Corp.	2.100%	1/7/14	6,250	6,336

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	General Electric Capital Corp.	5.900%	5/13/14	7,350	7,983
	General Electric Capital Corp.	5.500%	6/4/14	14,400	15,521
	General Electric Capital Corp.	5.650%	6/9/14	9,000	9,722
	General Electric Capital Corp.	3.750%	11/14/14	28,750	30,232
	General Electric Capital Corp.	3.500%	6/29/15	2,500	2,636
	General Electric Capital Corp.	1.625%	7/2/15	5,900	5,895
	General Electric Capital Corp.	4.375%	9/21/15	12,100	13,146
	General Electric Capital Corp.	2.250%	11/9/15	7,089	7,226
	General Electric Capital Corp.	2.950%	5/9/16	46,356	48,008
	General Electric Capital Corp.	3.350%	10/17/16	1,450	1,541
	General Electric Capital Corp.	5.400%	2/15/17	28,350	32,250
	General Electric Capital Corp.	2.300%	4/27/17	9,900	9,957
	General Electric Capital Corp.	5.625%	9/15/17	20,988	24,150
	General Electric Capital Corp.	5.625%	5/1/18	30,289	34,836
	General Electric Capital Corp.	6.000%	8/7/19	11,650	13,583
	General Electric Capital Corp.	5.500%	1/8/20	4,600	5,285
	General Electric Capital Corp.	5.550%	5/4/20	8,550	9,710
	General Electric Capital Corp.	4.625%	1/7/21	21,350	23,433
	General Electric Capital Corp.	5.300%	2/11/21	5,925	6,618
	General Electric Capital Corp.	4.650%	10/17/21	13,923	15,450
	General Electric Capital Corp.	6.750%	3/15/32	44,931	55,367
	General Electric Capital Corp.	6.150%	8/7/37	30,500	35,735
	General Electric Capital Corp.	5.875%	1/14/38	49,325	56,619
	General Electric Capital Corp.	6.875%	1/10/39	33,790	43,350
3	General Electric Capital Corp.	6.375%	11/15/67	12,930	13,383
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	2,125	1,997
	HSBC Finance Corp.	4.750%	7/15/13	24,875	25,718
	HSBC Finance Corp.	5.250%	1/15/14	5,725	5,985
	HSBC Finance Corp.	5.000%	6/30/15	15,450	16,485
	HSBC Finance Corp.	5.500%	1/19/16	2,021	2,192
	HSBC Finance Corp.	6.676%	1/15/21	36,424	39,566
6	International Lease Finance Corp.	6.500%	9/1/14	170	179
6	International Lease Finance Corp.	6.750%	9/1/16	830	890
	SLM Corp.	5.000%	10/1/13	4,485	4,576
	SLM Corp.	5.375%	5/15/14	2,515	2,603
	SLM Corp.	5.050%	11/14/14	2,335	2,399
	SLM Corp.	5.000%	4/15/15	1,255	1,261
	SLM Corp.	6.250%	1/25/16	27,578	28,858
	SLM Corp.	6.000%	1/25/17	7,725	7,969
	SLM Corp.	8.450%	6/15/18	14,500	16,267
	SLM Corp.	8.000%	3/25/20	6,710	7,334
	SLM Corp.	7.250%	1/25/22	2,225	2,320
	SLM Corp.	5.625%	8/1/33	7,865	6,533
	Insurance (1.2%)
	ACE Capital Trust II	9.700%	4/1/30	2,035	2,782
	ACE INA Holdings Inc.	5.875%	6/15/14	900	979
	ACE INA Holdings Inc.	5.600%	5/15/15	6,175	6,909
	ACE INA Holdings Inc.	2.600%	11/23/15	9,005	9,360
	ACE INA Holdings Inc.	5.700%	2/15/17	2,930	3,443
	ACE INA Holdings Inc.	5.800%	3/15/18	1,256	1,514
	ACE INA Holdings Inc.	5.900%	6/15/19	2,575	3,167
	ACE INA Holdings Inc.	6.700%	5/15/36	750	1,050
	AEGON Funding Co. LLC	5.750%	12/15/20	14,825	16,389
	Aetna Inc.	6.000%	6/15/16	10,650	12,406
	Aetna Inc.	1.750%	5/15/17	700	701
	Aetna Inc.	6.500%	9/15/18	2,175	2,677
	Aetna Inc.	4.125%	6/1/21	350	383
	Aetna Inc.	6.625%	6/15/36	8,900	11,320
	Aetna Inc.	6.750%	12/15/37	6,055	7,888
	Aetna Inc.	4.500%	5/15/42	2,575	2,618
	Aflac Inc.	2.650%	2/15/17	7,520	7,730
	Aflac Inc.	8.500%	5/15/19	950	1,241
	Aflac Inc.	4.000%	2/15/22	3,525	3,682

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Aflac Inc.	6.900%	12/17/39	825	995
	Aflac Inc.	6.450%	8/15/40	4,950	5,754
	Alleghany Corp.	5.625%	9/15/20	1,700	1,830
	Alleghany Corp.	4.950%	6/27/22	3,050	3,122
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	15,503	17,814
	Allstate Corp.	5.000%	8/15/14	6,325	6,847
	Allstate Corp.	6.125%	12/15/32	2,450	2,906
	Allstate Corp.	5.350%	6/1/33	895	1,004
	Allstate Corp.	5.550%	5/9/35	2,956	3,420
	Allstate Corp.	5.200%	1/15/42	4,525	5,041
3	Allstate Corp.	6.500%	5/15/57	4,475	4,408
3	Allstate Corp.	6.125%	5/15/67	2,831	2,760
	Alterra Finance LLC	6.250%	9/30/20	2,000	2,146
	American Financial Group Inc.	9.875%	6/15/19	8,114	10,220
	American International Group Inc.	4.250%	9/15/14	5,500	5,705
	American International Group Inc.	3.000%	3/20/15	6,275	6,309
	American International Group Inc.	5.050%	10/1/15	3,200	3,391
	American International Group Inc.	4.875%	9/15/16	7,875	8,340
	American International Group Inc.	5.600%	10/18/16	6,300	6,845
	American International Group Inc.	3.800%	3/22/17	5,375	5,474
	American International Group Inc.	5.450%	5/18/17	7,425	8,070
	American International Group Inc.	5.850%	1/16/18	32,127	35,413
	American International Group Inc.	8.250%	8/15/18	5,325	6,440
	American International Group Inc.	6.400%	12/15/20	19,515	22,022
	American International Group Inc.	4.875%	6/1/22	7,700	7,885
	American International Group Inc.	6.250%	5/1/36	14,060	16,172
	American International Group Inc.	6.250%	3/15/37	4,660	4,264
6	American International Group Inc.	6.820%	11/15/37	955	1,127
3	American International Group Inc.	8.175%	5/15/68	26,400	28,413
	Aon Corp.	3.500%	9/30/15	5,680	5,954
	Aon Corp.	5.000%	9/30/20	13,210	14,716
	Aon Corp.	8.205%	1/1/27	1,894	2,214
	Aon Corp.	6.250%	9/30/40	3,550	4,407
	Arch Capital Group Ltd.	7.350%	5/1/34	4,335	5,479
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	2,075	2,199
	Assurant Inc.	5.625%	2/15/14	3,225	3,377
	Assurant Inc.	6.750%	2/15/34	5,965	6,581
	AXA SA	8.600%	12/15/30	15,022	16,082
	Axis Capital Holdings Ltd.	5.750%	12/1/14	2,150	2,277
	Axis Specialty Finance LLC	5.875%	6/1/20	21,650	23,536
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	13,025	13,655
	Berkshire Hathaway Finance Corp.	1.500%	1/10/14	2,050	2,082
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	9,780	10,774
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	19,450	22,922
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,425	3,428
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	5,615	6,810
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,225	4,348
	Berkshire Hathaway Inc.	3.200%	2/11/15	12,570	13,337
	Berkshire Hathaway Inc.	2.200%	8/15/16	11,625	12,084
	Berkshire Hathaway Inc.	3.750%	8/15/21	250	266
	Berkshire Hathaway Inc.	3.400%	1/31/22	825	856
	Chubb Corp.	5.750%	5/15/18	6,050	7,407
	Chubb Corp.	6.000%	5/11/37	5,945	7,534
	Chubb Corp.	6.500%	5/15/38	1,900	2,586
3	Chubb Corp.	6.375%	3/29/67	11,075	11,407
	Cigna Corp.	2.750%	11/15/16	3,250	3,351
	Cigna Corp.	5.125%	6/15/20	6,475	7,128
	Cigna Corp.	4.375%	12/15/20	3,550	3,778
	Cigna Corp.	4.500%	3/15/21	875	948
	Cigna Corp.	4.000%	2/15/22	13,425	13,946
	Cigna Corp.	7.875%	5/15/27	1,025	1,276
	Cigna Corp.	6.150%	11/15/36	13,125	15,344
	Cigna Corp.	5.875%	3/15/41	2,200	2,492
	Cigna Corp.	5.375%	2/15/42	7,575	8,038

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Cincinnati Financial Corp.	6.920%	5/15/28	3,575	4,192
	Cincinnati Financial Corp.	6.125%	11/1/34	2,010	2,198
	CNA Financial Corp.	5.850%	12/15/14	4,038	4,340
	CNA Financial Corp.	6.500%	8/15/16	8,625	9,705
	CNA Financial Corp.	7.350%	11/15/19	8,800	10,386
	CNA Financial Corp.	5.875%	8/15/20	2,775	3,042
	CNA Financial Corp.	5.750%	8/15/21	600	660
	Coventry Health Care Inc.	6.300%	8/15/14	9,515	10,343
	Coventry Health Care Inc.	5.950%	3/15/17	2,000	2,269
	Coventry Health Care Inc.	5.450%	6/15/21	3,150	3,531
	Endurance Specialty Holdings Ltd.	7.000%	7/15/34	6,875	7,448
	Genworth Financial Inc.	5.750%	6/15/14	2,496	2,521
	Genworth Financial Inc.	4.950%	10/1/15	950	950
	Genworth Financial Inc.	8.625%	12/15/16	9,150	9,928
	Genworth Financial Inc.	7.700%	6/15/20	1,150	1,140
	Genworth Financial Inc.	7.200%	2/15/21	4,100	3,869
	Genworth Financial Inc.	7.625%	9/24/21	3,650	3,470
	Genworth Financial Inc.	6.500%	6/15/34	5,775	5,068
	Hartford Financial Services Group Inc.	4.625%	7/15/13	4,125	4,242
	Hartford Financial Services Group Inc.	5.500%	10/15/16	3,075	3,303
	Hartford Financial Services Group Inc.	5.375%	3/15/17	2,600	2,773
	Hartford Financial Services Group Inc.	4.000%	10/15/17	925	927
	Hartford Financial Services Group Inc.	6.300%	3/15/18	2,900	3,165
	Hartford Financial Services Group Inc.	6.000%	1/15/19	2,175	2,326
	Hartford Financial Services Group Inc.	5.125%	4/15/22	825	842
	Hartford Financial Services Group Inc.	5.950%	10/15/36	2,335	2,207
	Hartford Financial Services Group Inc.	6.100%	10/1/41	3,875	3,748
	Hartford Financial Services Group Inc.	6.625%	4/15/42	3,200	3,296
	HCC Insurance Holdings Inc.	6.300%	11/15/19	4,250	4,839
	Humana Inc.	6.450%	6/1/16	175	199
	Humana Inc.	7.200%	6/15/18	6,375	7,675
	Humana Inc.	6.300%	8/1/18	200	232
	Jefferson-Pilot Corp.	4.750%	1/30/14	600	627
	Lincoln National Corp.	4.300%	6/15/15	250	265
	Lincoln National Corp.	8.750%	7/1/19	127	160
	Lincoln National Corp.	4.200%	3/15/22	2,650	2,650
	Lincoln National Corp.	6.150%	4/7/36	6,950	7,356
	Lincoln National Corp.	7.000%	6/15/40	8,425	9,818
3	Lincoln National Corp.	7.000%	5/17/66	15,950	15,232
3	Lincoln National Corp.	6.050%	4/20/67	1,700	1,530
	Loews Corp.	5.250%	3/15/16	3,200	3,579
	Loews Corp.	6.000%	2/1/35	625	714
	Manulife Financial Corp.	3.400%	9/17/15	10,500	10,827
	Manulife Financial Corp.	4.900%	9/17/20	14,550	15,394
	Markel Corp.	7.125%	9/30/19	6,625	7,710
	Markel Corp.	4.900%	7/1/22	700	701
	Marsh & McLennan Cos. Inc.	5.750%	9/15/15	9,203	10,208
	Marsh & McLennan Cos. Inc.	2.300%	4/1/17	450	447
	Marsh & McLennan Cos. Inc.	9.250%	4/15/19	8,150	10,810
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,720	1,896
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	7,075	8,181
	MetLife Inc.	5.000%	11/24/13	4,425	4,676
	MetLife Inc.	2.375%	2/6/14	9,725	9,915
	MetLife Inc.	5.000%	6/15/15	4,276	4,699
	MetLife Inc.	6.750%	6/1/16	3,900	4,566
	MetLife Inc.	6.817%	8/15/18	1,050	1,281
	MetLife Inc.	7.717%	2/15/19	1,495	1,889
	MetLife Inc.	4.750%	2/8/21	4,040	4,501
	MetLife Inc.	6.500%	12/15/32	2,700	3,376
	MetLife Inc.	6.375%	6/15/34	2,375	2,973
	MetLife Inc.	5.700%	6/15/35	725	855
	MetLife Inc.	5.875%	2/6/41	11,140	13,574
3	MetLife Inc.	6.400%	12/15/66	19,317	19,027
3	MetLife Inc.	10.750%	8/1/69	760	1,056

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	Metropolitan Life Global Funding I	5.125%	6/10/14	3,475	3,726
3	Nationwide Financial Services Inc.	6.750%	5/15/67	350	329
	PartnerRe Finance B LLC	5.500%	6/1/20	12,484	13,179
	Principal Financial Group Inc.	7.875%	5/15/14	650	724
	Principal Financial Group Inc.	8.875%	5/15/19	4	5
	Principal Financial Group Inc.	6.050%	10/15/36	3,275	3,706
	Principal Life Income Funding Trusts	5.100%	4/15/14	4,925	5,269
	Progressive Corp.	3.750%	8/23/21	7,450	8,029
	Progressive Corp.	6.625%	3/1/29	4,700	5,959
	Progressive Corp.	6.250%	12/1/32	25	31
3	Progressive Corp.	6.700%	6/15/67	7,200	7,488
	Protective Life Corp.	7.375%	10/15/19	5,995	6,953
	Protective Life Corp.	8.450%	10/15/39	5,800	6,940
	Prudential Financial Inc.	4.500%	7/15/13	6,225	6,444
	Prudential Financial Inc.	4.750%	4/1/14	1,875	1,977
	Prudential Financial Inc.	5.100%	9/20/14	10,991	11,781
	Prudential Financial Inc.	3.875%	1/14/15	11,450	11,976
	Prudential Financial Inc.	6.200%	1/15/15	5,150	5,647
	Prudential Financial Inc.	4.750%	9/17/15	4,775	5,141
	Prudential Financial Inc.	5.500%	3/15/16	3,773	4,189
	Prudential Financial Inc.	6.000%	12/1/17	4,052	4,654
	Prudential Financial Inc.	5.375%	6/21/20	2,475	2,726
	Prudential Financial Inc.	5.750%	7/15/33	900	934
	Prudential Financial Inc.	5.400%	6/13/35	9,035	8,920
	Prudential Financial Inc.	5.900%	3/17/36	9,737	10,172
	Prudential Financial Inc.	5.700%	12/14/36	10,525	10,681
	Prudential Financial Inc.	6.625%	6/21/40	5,325	6,102
	Prudential Financial Inc.	5.625%	5/12/41	250	256
3	Prudential Financial Inc.	8.875%	6/15/68	750	885
3	Reinsurance Group of America Inc.	6.750%	12/15/65	6,950	6,429
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	975	1,108
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	3,450	3,995
	Swiss Re Solutions Holding Corp.	7.750%	6/15/30	10,815	13,443
	Torchmark Corp.	6.375%	6/15/16	3,500	3,900
	Transatlantic Holdings Inc.	8.000%	11/30/39	14,470	17,087
	Travelers Cos. Inc.	5.500%	12/1/15	1,025	1,156
	Travelers Cos. Inc.	6.250%	6/20/16	2,625	3,087
	Travelers Cos. Inc.	5.750%	12/15/17	3,825	4,591
	Travelers Cos. Inc.	5.800%	5/15/18	150	182
	Travelers Cos. Inc.	5.900%	6/2/19	11,500	14,213
	Travelers Cos. Inc.	3.900%	11/1/20	550	607
	Travelers Cos. Inc.	6.250%	6/15/37	15,725	20,251
	Travelers Cos. Inc.	5.350%	11/1/40	2,370	2,842
	Travelers Property Casualty Corp.	6.375%	3/15/33	325	412
	UnitedHealth Group Inc.	4.875%	3/15/15	17,006	18,657
	UnitedHealth Group Inc.	5.375%	3/15/16	200	228
	UnitedHealth Group Inc.	6.000%	6/15/17	7,500	9,034
	UnitedHealth Group Inc.	6.000%	2/15/18	19,655	23,817
	UnitedHealth Group Inc.	3.875%	10/15/20	170	184
	UnitedHealth Group Inc.	4.700%	2/15/21	1,650	1,895
	UnitedHealth Group Inc.	2.875%	3/15/22	1,000	1,018
	UnitedHealth Group Inc.	5.800%	3/15/36	2,575	3,148
	UnitedHealth Group Inc.	6.500%	6/15/37	1,350	1,786
	UnitedHealth Group Inc.	6.625%	11/15/37	4,025	5,406
	UnitedHealth Group Inc.	6.875%	2/15/38	16,695	23,028
	UnitedHealth Group Inc.	5.700%	10/15/40	170	208
	UnitedHealth Group Inc.	4.625%	11/15/41	4,425	4,723
	UnitedHealth Group Inc.	4.375%	3/15/42	225	234
	Unum Group	7.125%	9/30/16	3,425	3,974
	Unum Group	5.625%	9/15/20	2,200	2,384
	Validus Holdings Ltd.	8.875%	1/26/40	3,800	4,304
	WellPoint Inc.	6.000%	2/15/14	2,225	2,395
	WellPoint Inc.	5.000%	12/15/14	3,525	3,827
	WellPoint Inc.	5.250%	1/15/16	10,611	11,852

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
WellPoint Inc.	5.875%	6/15/17	825	970
WellPoint Inc.	7.000%	2/15/19	860	1,071
WellPoint Inc.	4.350%	8/15/20	2,600	2,861
WellPoint Inc.	3.700%	8/15/21	650	683
WellPoint Inc.	3.125%	5/15/22	3,150	3,157
WellPoint Inc.	5.950%	12/15/34	7,775	9,116
WellPoint Inc.	5.850%	1/15/36	6,660	7,788
WellPoint Inc.	6.375%	6/15/37	1,530	1,923
WellPoint Inc.	5.800%	8/15/40	1,300	1,547
WellPoint Inc.	4.625%	5/15/42	6,100	6,329
Willis Group Holdings plc	5.750%	3/15/21	4,051	4,412
Willis North America Inc.	5.625%	7/15/15	3,825	4,133
Willis North America Inc.	6.200%	3/28/17	2,495	2,802
Willis North America Inc.	7.000%	9/29/19	20,300	23,537
WR Berkley Corp.	5.375%	9/15/20	950	1,020
XL Group plc	5.250%	9/15/14	5,625	5,938
XL Group plc	6.375%	11/15/24	525	583
XL Group plc	6.250%	5/15/27	8,025	8,889
XLIT Ltd.	5.750%	10/1/21	4,845	5,376
Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	8,450	8,862
CME Group Inc.	5.750%	2/15/14	3,225	3,477
NASDAQ OMX Group Inc.	4.000%	1/15/15	3,275	3,390
NASDAQ OMX Group Inc.	5.550%	1/15/20	7,700	8,017
ORIX Corp.	4.710%	4/27/15	1,969	2,055
ORIX Corp.	5.000%	1/12/16	4,835	5,081
ORIX Corp.	3.750%	3/9/17	7,900	7,864
XTRA Finance Corp.	5.150%	4/1/17	12,925	14,686
Real Estate Investment Trusts (0.4%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	5,025	5,139
Arden Realty LP	5.250%	3/1/15	925	998
AvalonBay Communities Inc.	5.750%	9/15/16	825	944
BioMed Realty LP	3.850%	4/15/16	5,525	5,685
BioMed Realty LP	4.250%	7/15/22	2,000	1,989
Boston Properties LP	5.625%	4/15/15	5,175	5,715
Boston Properties LP	5.625%	11/15/20	8,925	10,240
Boston Properties LP	4.125%	5/15/21	3,365	3,537
Boston Properties LP	3.850%	2/1/23	225	228
Brandywine Operating Partnership LP	5.400%	11/1/14	1,000	1,054
Brandywine Operating Partnership LP	7.500%	5/15/15	3,950	4,405
Brandywine Operating Partnership LP	6.000%	4/1/16	6,390	6,826
Brandywine Operating Partnership LP	5.700%	5/1/17	6,830	7,337
Brandywine Operating Partnership LP	4.950%	4/15/18	8,325	8,529
Camden Property Trust	5.700%	5/15/17	5,025	5,631
CommonWealth REIT	6.250%	8/15/16	1,425	1,514
CommonWealth REIT	6.250%	6/15/17	5,075	5,443
CommonWealth REIT	5.875%	9/15/20	3,200	3,316
Digital Realty Trust LP	4.500%	7/15/15	2,400	2,515
Digital Realty Trust LP	5.875%	2/1/20	2,000	2,213
Digital Realty Trust LP	5.250%	3/15/21	12,345	13,187
Duke Realty LP	7.375%	2/15/15	8,425	9,384
Duke Realty LP	5.950%	2/15/17	5,400	6,002
Duke Realty LP	8.250%	8/15/19	3,600	4,431
Duke Realty LP	6.750%	3/15/20	1,025	1,208
ERP Operating LP	5.250%	9/15/14	1,700	1,834
ERP Operating LP	5.125%	3/15/16	825	911
ERP Operating LP	5.375%	8/1/16	3,125	3,501
ERP Operating LP	5.750%	6/15/17	2,375	2,745
ERP Operating LP	4.750%	7/15/20	1,350	1,483
ERP Operating LP	4.625%	12/15/21	10,180	11,180
HCP Inc.	5.650%	12/15/13	9,655	10,197
HCP Inc.	2.700%	2/1/14	650	660
HCP Inc.	3.750%	2/1/16	17,500	18,235

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HCP Inc.	6.300%	9/15/16	9,415	10,649
HCP Inc.	6.000%	1/30/17	3,175	3,564
HCP Inc.	5.625%	5/1/17	100	111
HCP Inc.	6.700%	1/30/18	1,200	1,387
HCP Inc.	3.750%	2/1/19	4,525	4,525
HCP Inc.	5.375%	2/1/21	300	332
HCP Inc.	6.750%	2/1/41	500	607
Health Care REIT Inc.	6.000%	11/15/13	2,175	2,292
Health Care REIT Inc.	3.625%	3/15/16	2,150	2,216
Health Care REIT Inc.	6.200%	6/1/16	9,300	10,258
Health Care REIT Inc.	4.700%	9/15/17	25	27
Health Care REIT Inc.	4.125%	4/1/19	3,475	3,539
Health Care REIT Inc.	4.950%	1/15/21	8,335	8,749
Health Care REIT Inc.	5.250%	1/15/22	5,925	6,276
Health Care REIT Inc.	6.500%	3/15/41	3,400	3,596
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,525	1,582
Healthcare Realty Trust Inc.	6.500%	1/17/17	2,800	3,070
Healthcare Realty Trust Inc.	5.750%	1/15/21	2,750	2,886
Hospitality Properties Trust	7.875%	8/15/14	3,550	3,877
Hospitality Properties Trust	5.125%	2/15/15	5,170	5,328
Hospitality Properties Trust	6.700%	1/15/18	10,375	11,405
Kilroy Realty LP	5.000%	11/3/15	3,950	4,204
Kilroy Realty LP	4.800%	7/15/18	11,075	11,720
Kimco Realty Corp.	5.783%	3/15/16	1,075	1,183
Kimco Realty Corp.	5.700%	5/1/17	5,625	6,245
Kimco Realty Corp.	4.300%	2/1/18	1,580	1,664
Kimco Realty Corp.	6.875%	10/1/19	6,650	7,938
Liberty Property LP	5.125%	3/2/15	8,400	8,943
Liberty Property LP	5.500%	12/15/16	1,975	2,188
Liberty Property LP	6.625%	10/1/17	2,750	3,185
Liberty Property LP	4.750%	10/1/20	225	240
Mack-Cali Realty LP	7.750%	8/15/19	6,525	7,990
National Retail Properties Inc.	6.875%	10/15/17	10,350	11,762
ProLogis LP	7.625%	8/15/14	600	662
ProLogis LP	4.500%	8/15/17	2,600	2,724
ProLogis LP	7.375%	10/30/19	5,100	6,237
ProLogis LP	6.625%	12/1/19	1,750	2,037
ProLogis LP	6.875%	3/15/20	7,175	8,582
Realty Income Corp.	5.950%	9/15/16	150	169
Realty Income Corp.	6.750%	8/15/19	8,210	9,617
Realty Income Corp.	5.750%	1/15/21	5,175	5,812
Realty Income Corp.	5.875%	3/15/35	6,660	7,077
Regency Centers LP	5.250%	8/1/15	2,925	3,152
Senior Housing Properties Trust	4.300%	1/15/16	2,175	2,191
Simon Property Group LP	6.750%	5/15/14	11,480	12,445
Simon Property Group LP	4.200%	2/1/15	2,225	2,364
Simon Property Group LP	5.100%	6/15/15	2,286	2,508
Simon Property Group LP	5.750%	12/1/15	15,350	17,262
Simon Property Group LP	6.100%	5/1/16	1,850	2,106
Simon Property Group LP	5.250%	12/1/16	14,075	15,835
Simon Property Group LP	2.800%	1/30/17	2,685	2,745
Simon Property Group LP	5.875%	3/1/17	3,250	3,735
Simon Property Group LP	2.150%	9/15/17	2,000	1,990
Simon Property Group LP	6.125%	5/30/18	5,225	6,191
Simon Property Group LP	5.650%	2/1/20	6,150	7,219
Simon Property Group LP	4.375%	3/1/21	3,900	4,216
Simon Property Group LP	4.125%	12/1/21	2,250	2,391
Simon Property Group LP	3.375%	3/15/22	2,725	2,746
Simon Property Group LP	6.750%	2/1/40	7,800	9,840
Simon Property Group LP	4.750%	3/15/42	1,900	1,905
Tanger Properties LP	6.150%	11/15/15	3,525	3,933
UDR Inc.	4.250%	6/1/18	1,200	1,279
UDR Inc.	4.625%	1/10/22	7,100	7,517
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	10,400	10,614

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	4,850	5,065
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	495	499
Washington REIT	4.950%	10/1/20	475	511
				7,896,215
Industrial (11.9%)
Basic Industry (1.3%)
Agrium Inc.	6.750%	1/15/19	7,100	8,739
Agrium Inc.	6.125%	1/15/41	6,550	8,119
Air Products & Chemicals Inc.	2.000%	8/2/16	5,325	5,487
Air Products & Chemicals Inc.	3.000%	11/3/21	2,125	2,200
Airgas Inc.	4.500%	9/15/14	1,325	1,415
Airgas Inc.	3.250%	10/1/15	5,400	5,628
Albemarle Corp.	4.500%	12/15/20	1,300	1,403
Alcoa Inc.	6.000%	7/15/13	5,500	5,774
Alcoa Inc.	5.550%	2/1/17	2,600	2,831
Alcoa Inc.	6.750%	7/15/18	200	225
Alcoa Inc.	5.720%	2/23/19	5,288	5,592
Alcoa Inc.	6.150%	8/15/20	4,200	4,421
Alcoa Inc.	5.400%	4/15/21	300	299
Alcoa Inc.	5.870%	2/23/22	4,337	4,439
Alcoa Inc.	5.900%	2/1/27	1,615	1,599
Alcoa Inc.	6.750%	1/15/28	22,761	24,119
Alcoa Inc.	5.950%	2/1/37	8,275	7,987
Allegheny Technologies Inc.	9.375%	6/1/19	6,304	8,053
AngloGold Ashanti Holdings plc	5.375%	4/15/20	8,550	8,782
AngloGold Ashanti Holdings plc	6.500%	4/15/40	2,275	2,221
ArcelorMittal	9.000%	2/15/15	10,970	12,359
ArcelorMittal	3.750%	8/5/15	3,400	3,459
ArcelorMittal	3.750%	3/1/16	4,500	4,475
ArcelorMittal	6.125%	6/1/18	14,425	14,887
ArcelorMittal	9.850%	6/1/19	35,425	42,048
ArcelorMittal	5.250%	8/5/20	3,600	3,451
ArcelorMittal	5.500%	3/1/21	9,700	9,187
ArcelorMittal	7.000%	10/15/39	11,410	11,074
ArcelorMittal	6.750%	3/1/41	15,475	14,201
Barrick Gold Corp.	2.900%	5/30/16	3,200	3,359
Barrick Gold Corp.	6.950%	4/1/19	11,574	14,432
Barrick Gold Corp.	3.850%	4/1/22	2,900	3,007
Barrick Gold Corp.	5.250%	4/1/42	5,425	5,802
Barrick Gold Finance Co.	4.875%	11/15/14	2,700	2,915
Barrick Gold Financeco LLC	6.125%	9/15/13	13,200	14,021
Barrick North America Finance LLC	6.800%	9/15/18	5,325	6,592
Barrick North America Finance LLC	4.400%	5/30/21	5,050	5,492
Barrick North America Finance LLC	7.500%	9/15/38	5,150	6,791
Barrick North America Finance LLC	5.700%	5/30/41	5,800	6,525
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,675	3,074
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	6,865	7,435
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	16,475	16,504
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	11,721	13,369
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	6,600	6,648
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	25	29
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	17,750	22,620
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	1,625	1,692
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	9,100	9,234
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	14,525	15,102
Carpenter Technology Corp.	5.200%	7/15/21	11,175	11,708
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	1,175	1,210
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,675	3,963
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	1,225	1,461
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	5,300	5,520
6 Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,625	2,685
CF Industries Inc.	6.875%	5/1/18	8,330	9,913
CF Industries Inc.	7.125%	5/1/20	4,975	6,045

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cliffs Natural Resources Inc.	5.900%	3/15/20	3,275	3,472
Cliffs Natural Resources Inc.	4.875%	4/1/21	8,935	8,775
Cliffs Natural Resources Inc.	6.250%	10/1/40	8,200	8,042
Cytec Industries Inc.	8.950%	7/1/17	1,575	1,956
Dow Chemical Co.	7.600%	5/15/14	12,500	13,934
Dow Chemical Co.	5.900%	2/15/15	39,786	44,423
Dow Chemical Co.	2.500%	2/15/16	625	643
Dow Chemical Co.	5.700%	5/15/18	500	585
Dow Chemical Co.	4.250%	11/15/20	4,892	5,311
Dow Chemical Co.	4.125%	11/15/21	24,050	25,676
Dow Chemical Co.	7.375%	11/1/29	1,850	2,474
Dow Chemical Co.	9.400%	5/15/39	12,279	19,589
Dow Chemical Co.	5.250%	11/15/41	15,450	17,024
Eastman Chemical Co.	3.000%	12/15/15	675	700
Eastman Chemical Co.	2.400%	6/1/17	4,000	4,044
Eastman Chemical Co.	5.500%	11/15/19	4,675	5,316
Eastman Chemical Co.	4.500%	1/15/21	775	846
Eastman Chemical Co.	3.600%	8/15/22	22,400	22,836
Eastman Chemical Co.	4.800%	9/1/42	10,975	11,126
Ecolab Inc.	2.375%	12/8/14	2,375	2,452
Ecolab Inc.	3.000%	12/8/16	8,475	8,942
Ecolab Inc.	4.350%	12/8/21	7,000	7,759
Ecolab Inc.	5.500%	12/8/41	9,950	11,852
EI du Pont de Nemours & Co.	5.000%	7/15/13	7,075	7,401
EI du Pont de Nemours & Co.	1.750%	3/25/14	5,000	5,119
EI du Pont de Nemours & Co.	1.950%	1/15/16	2,800	2,898
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,200	5,527
EI du Pont de Nemours & Co.	5.250%	12/15/16	7,586	8,958
EI du Pont de Nemours & Co.	6.000%	7/15/18	7,725	9,629
EI du Pont de Nemours & Co.	4.625%	1/15/20	5,002	5,839
EI du Pont de Nemours & Co.	3.625%	1/15/21	7,435	8,104
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,950	3,370
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,700	2,253
EI du Pont de Nemours & Co.	4.900%	1/15/41	8,275	9,672
FMC Corp.	3.950%	2/1/22	2,600	2,712
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	5,525	5,518
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	1,300	1,282
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	2,650	2,599
Georgia-Pacific LLC	7.375%	12/1/25	775	984
Georgia-Pacific LLC	8.875%	5/15/31	2,375	3,344
ICI Wilmington Inc.	5.625%	12/1/13	700	737
International Paper Co.	5.300%	4/1/15	4,600	5,035
International Paper Co.	7.950%	6/15/18	5,875	7,414
International Paper Co.	9.375%	5/15/19	22,188	29,643
International Paper Co.	7.500%	8/15/21	28,325	36,406
International Paper Co.	8.700%	6/15/38	1,200	1,675
International Paper Co.	7.300%	11/15/39	625	783
Kinross Gold Corp.	3.625%	9/1/16	2,975	2,999
Kinross Gold Corp.	5.125%	9/1/21	3,100	3,131
Kinross Gold Corp.	6.875%	9/1/41	2,150	2,241
Lubrizol Corp.	5.500%	10/1/14	10,125	11,187
Lubrizol Corp.	8.875%	2/1/19	850	1,167
Lubrizol Corp.	6.500%	10/1/34	5,285	6,936
Monsanto Co.	2.750%	4/15/16	2,400	2,545
Monsanto Co.	5.125%	4/15/18	3,100	3,661
Monsanto Co.	5.875%	4/15/38	1,750	2,311
Mosaic Co.	3.750%	11/15/21	1,750	1,827
Mosaic Co.	4.875%	11/15/41	1,250	1,336
Newmont Mining Corp.	5.125%	10/1/19	1,550	1,747
Newmont Mining Corp.	5.875%	4/1/35	2,600	2,782
Newmont Mining Corp.	6.250%	10/1/39	18,752	21,280
Newmont Mining Corp.	4.875%	3/15/42	1,400	1,357
Nucor Corp.	5.750%	12/1/17	1,100	1,325
Nucor Corp.	5.850%	6/1/18	5,200	6,261

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nucor Corp.	4.125%	9/15/22	325	364
Nucor Corp.	6.400%	12/1/37	1,185	1,614
Packaging Corp. of America	3.900%	6/15/22	4,500	4,541
Placer Dome Inc.	6.450%	10/15/35	2,175	2,527
Plum Creek Timberlands LP	5.875%	11/15/15	3,550	3,934
Plum Creek Timberlands LP	4.700%	3/15/21	3,380	3,519
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	775	834
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,350	5,739
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	2,300	2,461
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	150	189
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	6,485	7,468
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,250	1,557
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	3,650	4,538
PPG Industries Inc.	1.900%	1/15/16	6,825	6,970
PPG Industries Inc.	6.650%	3/15/18	3,715	4,515
PPG Industries Inc.	3.600%	11/15/20	750	793
PPG Industries Inc.	7.700%	3/15/38	6,900	10,087
PPG Industries Inc.	5.500%	11/15/40	875	1,028
Praxair Inc.	4.375%	3/31/14	2,775	2,952
Praxair Inc.	5.250%	11/15/14	6,850	7,567
Praxair Inc.	4.625%	3/30/15	325	358
Praxair Inc.	3.250%	9/15/15	800	858
Praxair Inc.	5.200%	3/15/17	1,100	1,289
Praxair Inc.	4.500%	8/15/19	2,525	2,920
Praxair Inc.	3.000%	9/1/21	3,550	3,677
Praxair Inc.	2.450%	2/15/22	19,000	18,679
Rayonier Inc.	3.750%	4/1/22	1,750	1,754
Reliance Steel & Aluminum Co.	6.200%	11/15/16	250	273
Reliance Steel & Aluminum Co.	6.850%	11/15/36	1,750	1,869
Rio Tinto Alcan Inc.	5.200%	1/15/14	675	718
Rio Tinto Alcan Inc.	5.000%	6/1/15	1,775	1,965
Rio Tinto Alcan Inc.	6.125%	12/15/33	10,625	13,519
Rio Tinto Alcan Inc.	5.750%	6/1/35	10,000	11,907
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	22,727	25,943
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	8,725	8,916
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	1,050	1,095
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	2,000	2,068
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	8,810	10,863
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	15,786	21,624
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	9,708	10,321
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,125	4,538
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	3,975	4,273
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	5,650	7,891
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	11,342	13,340
Rio Tinto Finance USA plc	2.000%	3/22/17	7,400	7,547
Rio Tinto Finance USA plc	3.500%	3/22/22	3,625	3,824
Rio Tinto Finance USA plc	4.750%	3/22/42	5,250	5,825
Rohm & Haas Co.	6.000%	9/15/17	9,975	11,617
Rohm & Haas Co.	7.850%	7/15/29	2,650	3,493
RPM International Inc.	6.125%	10/15/19	925	1,059
Sherwin-Williams Co.	3.125%	12/15/14	3,225	3,383
Sigma-Aldrich Corp.	3.375%	11/1/20	1,585	1,689
Southern Copper Corp.	5.375%	4/16/20	1,800	1,989
Southern Copper Corp.	7.500%	7/27/35	16,075	18,630
Southern Copper Corp.	6.750%	4/16/40	1,950	2,087
Syngenta Finance NV	3.125%	3/28/22	4,000	4,093
Syngenta Finance NV	4.375%	3/28/42	2,675	2,898
Teck Resources Ltd.	10.250%	5/15/16	10,750	12,094
Teck Resources Ltd.	3.150%	1/15/17	1,550	1,601
Teck Resources Ltd.	3.850%	8/15/17	4,100	4,353
Teck Resources Ltd.	10.750%	5/15/19	4,750	5,737
Teck Resources Ltd.	4.500%	1/15/21	4,250	4,452
Teck Resources Ltd.	4.750%	1/15/22	2,325	2,492
Teck Resources Ltd.	6.125%	10/1/35	4,262	4,461

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Teck Resources Ltd.	6.000%	8/15/40	3,400	3,582
	Teck Resources Ltd.	6.250%	7/15/41	4,600	5,171
	Teck Resources Ltd.	5.200%	3/1/42	5,575	5,317
	Vale Canada Ltd.	5.700%	10/15/15	3,550	3,907
	Vale Canada Ltd.	7.200%	9/15/32	1,175	1,344
	Vale Overseas Ltd.	6.250%	1/11/16	1,050	1,175
	Vale Overseas Ltd.	6.250%	1/23/17	6,250	7,063
	Vale Overseas Ltd.	5.625%	9/15/19	29,550	33,113
	Vale Overseas Ltd.	4.625%	9/15/20	7,700	8,060
	Vale Overseas Ltd.	4.375%	1/11/22	8,250	8,431
	Vale Overseas Ltd.	8.250%	1/17/34	2,500	3,213
	Vale Overseas Ltd.	6.875%	11/21/36	15,904	18,687
	Vale Overseas Ltd.	6.875%	11/10/39	20,370	24,125
	Valspar Corp.	7.250%	6/15/19	675	815
	Valspar Corp.	4.200%	1/15/22	825	867
	Xstrata Canada Corp.	5.375%	6/1/15	350	379
	Xstrata Canada Corp.	6.000%	10/15/15	1,125	1,252
	Xstrata Canada Corp.	5.500%	6/15/17	5,575	6,237
	Capital Goods (1.1%)
	3M Co.	6.375%	2/15/28	3,650	4,953
	3M Co.	5.700%	3/15/37	6,000	8,161
	ABB Finance USA Inc.	1.625%	5/8/17	2,500	2,512
	ABB Finance USA Inc.	2.875%	5/8/22	2,000	2,008
	ABB Finance USA Inc.	4.375%	5/8/42	1,525	1,619
	Acuity Brands Lighting Inc.	6.000%	12/15/19	2,975	3,367
6	ADT Corp.	2.250%	7/15/17	1,150	1,149
6	ADT Corp.	3.500%	7/15/22	2,500	2,489
6	ADT Corp.	4.875%	7/15/42	2,400	2,354
6	BAE Systems Holdings Inc.	5.200%	8/15/15	600	650
	Bemis Co. Inc.	5.650%	8/1/14	2,625	2,837
	Black & Decker Corp.	8.950%	4/15/14	1,200	1,357
	Black & Decker Corp.	5.750%	11/15/16	2,325	2,698
	Boeing Capital Corp.	3.250%	10/27/14	700	741
	Boeing Capital Corp.	2.900%	8/15/18	150	160
	Boeing Co.	3.500%	2/15/15	26,450	28,290
	Boeing Co.	6.000%	3/15/19	25	31
	Boeing Co.	4.875%	2/15/20	6,600	7,923
	Boeing Co.	8.750%	8/15/21	800	1,180
	Boeing Co.	7.950%	8/15/24	1,148	1,696
	Boeing Co.	7.250%	6/15/25	675	922
	Boeing Co.	8.750%	9/15/31	850	1,324
	Boeing Co.	6.125%	2/15/33	500	651
	Boeing Co.	6.625%	2/15/38	2,180	3,073
	Boeing Co.	6.875%	3/15/39	1,610	2,343
	Boeing Co.	5.875%	2/15/40	3,950	5,219
	Caterpillar Financial Services Corp.	6.200%	9/30/13	620	663
	Caterpillar Financial Services Corp.	6.125%	2/17/14	12,175	13,221
	Caterpillar Financial Services Corp.	1.650%	4/1/14	425	432
	Caterpillar Financial Services Corp.	1.375%	5/20/14	6,740	6,823
	Caterpillar Financial Services Corp.	1.125%	12/15/14	6,475	6,531
	Caterpillar Financial Services Corp.	4.750%	2/17/15	4,550	4,993
	Caterpillar Financial Services Corp.	4.625%	6/1/15	2,625	2,893
	Caterpillar Financial Services Corp.	2.650%	4/1/16	650	682
	Caterpillar Financial Services Corp.	2.050%	8/1/16	31,875	32,907
	Caterpillar Financial Services Corp.	7.150%	2/15/19	38,800	50,556
	Caterpillar Inc.	1.375%	5/27/14	7,050	7,140
	Caterpillar Inc.	0.950%	6/26/15	575	577
	Caterpillar Inc.	3.900%	5/27/21	11,728	13,050
	Caterpillar Inc.	6.625%	7/15/28	2,075	2,758
	Caterpillar Inc.	7.300%	5/1/31	1,100	1,589
	Caterpillar Inc.	6.050%	8/15/36	8,617	11,281
	Caterpillar Inc.	8.250%	12/15/38	800	1,296
	Caterpillar Inc.	5.200%	5/27/41	5,000	6,029

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Caterpillar Inc.	6.950%	5/1/42	950	1,376
Caterpillar Inc.	7.375%	3/1/97	5,100	7,199
Cooper US Inc.	5.450%	4/1/15	1,925	2,128
Cooper US Inc.	2.375%	1/15/16	3,025	3,113
Cooper US Inc.	3.875%	12/15/20	1,250	1,357
CRH America Inc.	5.300%	10/15/13	875	911
CRH America Inc.	4.125%	1/15/16	6,425	6,512
CRH America Inc.	6.000%	9/30/16	16,986	18,579
CRH America Inc.	8.125%	7/15/18	10,900	12,939
CRH America Inc.	5.750%	1/15/21	6,800	7,297
Danaher Corp.	1.300%	6/23/14	2,500	2,526
Danaher Corp.	2.300%	6/23/16	1,750	1,831
Danaher Corp.	5.625%	1/15/18	2,375	2,842
Danaher Corp.	5.400%	3/1/19	1,700	2,060
Danaher Corp.	3.900%	6/23/21	1,750	1,965
Deere & Co.	6.950%	4/25/14	6,195	6,882
Deere & Co.	4.375%	10/16/19	4,925	5,706
Deere & Co.	2.600%	6/8/22	3,550	3,544
Deere & Co.	5.375%	10/16/29	8,925	11,291
Deere & Co.	8.100%	5/15/30	3,405	5,066
Deere & Co.	7.125%	3/3/31	925	1,327
Deere & Co.	3.900%	6/9/42	3,450	3,448
Dover Corp.	5.450%	3/15/18	6,650	7,894
Dover Corp.	4.300%	3/1/21	550	629
Dover Corp.	5.375%	10/15/35	550	662
Dover Corp.	6.600%	3/15/38	3,115	4,374
Dover Corp.	5.375%	3/1/41	1,350	1,651
Eaton Corp.	5.600%	5/15/18	11,050	13,043
Embraer Overseas Ltd.	6.375%	1/24/17	7,473	8,258
Embraer Overseas Ltd.	6.375%	1/15/20	4,550	5,077
Embraer SA	5.150%	6/15/22	6,750	6,890
Emerson Electric Co.	5.250%	10/15/18	6,625	7,983
Emerson Electric Co.	4.875%	10/15/19	4,575	5,411
Emerson Electric Co.	4.250%	11/15/20	425	488
Emerson Electric Co.	6.000%	8/15/32	940	1,235
Emerson Electric Co.	6.125%	4/15/39	1,575	2,173
Emerson Electric Co.	5.250%	11/15/39	394	490
General Dynamics Corp.	5.250%	2/1/14	13,025	13,957
General Dynamics Corp.	1.375%	1/15/15	2,100	2,131
General Dynamics Corp.	3.875%	7/15/21	7,750	8,706
General Electric Co.	5.250%	12/6/17	33,712	39,364
Goodrich Corp.	6.125%	3/1/19	1,695	2,087
Goodrich Corp.	4.875%	3/1/20	22,925	26,524
Goodrich Corp.	3.600%	2/1/21	275	297
Goodrich Corp.	6.800%	7/1/36	80	108
Harsco Corp.	2.700%	10/15/15	5,000	4,995
Harsco Corp.	5.750%	5/15/18	22,063	24,349
Honeywell International Inc.	4.250%	3/1/13	1,200	1,230
Honeywell International Inc.	3.875%	2/15/14	1,125	1,182
Honeywell International Inc.	5.400%	3/15/16	1,650	1,902
Honeywell International Inc.	5.300%	3/15/17	5,100	5,995
Honeywell International Inc.	5.300%	3/1/18	650	774
Honeywell International Inc.	5.000%	2/15/19	3,025	3,599
Honeywell International Inc.	4.250%	3/1/21	15,620	18,037
Honeywell International Inc.	5.700%	3/15/36	2,425	3,075
Honeywell International Inc.	5.700%	3/15/37	4,875	6,260
Honeywell International Inc.	5.375%	3/1/41	1,475	1,873
Illinois Tool Works Inc.	5.150%	4/1/14	4,325	4,652
Illinois Tool Works Inc.	6.250%	4/1/19	13,475	16,713
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	4,150	4,378
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	13,475	15,303
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,825	7,094
John Deere Capital Corp.	4.900%	9/9/13	8,275	8,692
John Deere Capital Corp.	1.250%	12/2/14	3,000	3,038

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
John Deere Capital Corp.	2.950%	3/9/15	7,575	7,995
John Deere Capital Corp.	0.950%	6/29/15	1,275	1,275
John Deere Capital Corp.	2.250%	6/7/16	300	311
John Deere Capital Corp.	1.850%	9/15/16	9,000	9,215
John Deere Capital Corp.	2.000%	1/13/17	8,450	8,704
John Deere Capital Corp.	5.500%	4/13/17	3,350	3,987
John Deere Capital Corp.	2.800%	9/18/17	5,625	5,995
John Deere Capital Corp.	5.750%	9/10/18	3,950	4,817
John Deere Capital Corp.	2.250%	4/17/19	3,000	3,059
John Deere Capital Corp.	3.900%	7/12/21	3,950	4,354
John Deere Capital Corp.	3.150%	10/15/21	4,040	4,212
John Deere Capital Corp.	2.750%	3/15/22	750	753
John Deere Capital Corp.	2.800%	1/27/23	2,225	2,213
Joy Global Inc.	6.000%	11/15/16	1,850	2,112
Kennametal Inc.	3.875%	2/15/22	1,900	1,955
L-3 Communications Corp.	5.200%	10/15/19	4,650	5,097
L-3 Communications Corp.	4.750%	7/15/20	8,400	8,948
L-3 Communications Corp.	4.950%	2/15/21	12,725	13,684
Legrand France SA	8.500%	2/15/25	425	543
Lockheed Martin Corp.	7.650%	5/1/16	4,800	5,846
Lockheed Martin Corp.	4.250%	11/15/19	7,850	8,712
Lockheed Martin Corp.	3.350%	9/15/21	9,250	9,568
Lockheed Martin Corp.	6.150%	9/1/36	12,550	15,703
Lockheed Martin Corp.	5.500%	11/15/39	1,850	2,164
Lockheed Martin Corp.	5.720%	6/1/40	4,432	5,316
Lockheed Martin Corp.	4.850%	9/15/41	1,000	1,087
Martin Marietta Materials Inc.	6.600%	4/15/18	5,450	6,008
Northrop Grumman Corp.	1.850%	11/15/15	2,500	2,533
Northrop Grumman Corp.	5.050%	8/1/19	3,285	3,797
Northrop Grumman Corp.	3.500%	3/15/21	10,953	11,567
Northrop Grumman Corp.	5.050%	11/15/40	7,175	8,118
Northrop Grumman Systems Corp.	7.750%	2/15/31	381	551
Owens Corning	6.500%	12/1/16	28,080	31,173
Owens Corning	7.000%	12/1/36	725	779
Parker Hannifin Corp.	5.500%	5/15/18	950	1,135
Parker Hannifin Corp.	3.500%	9/15/22	500	532
Parker Hannifin Corp.	6.250%	5/15/38	4,735	6,449
Raytheon Co.	1.400%	12/15/14	2,500	2,536
Raytheon Co.	1.625%	10/15/15	750	764
Raytheon Co.	6.400%	12/15/18	400	501
Raytheon Co.	4.400%	2/15/20	2,500	2,842
Raytheon Co.	3.125%	10/15/20	3,440	3,613
Raytheon Co.	7.200%	8/15/27	4,695	6,584
Raytheon Co.	4.875%	10/15/40	1,700	1,920
Raytheon Co.	4.700%	12/15/41	12,375	13,756
Republic Services Inc.	3.800%	5/15/18	5,100	5,470
Republic Services Inc.	5.500%	9/15/19	17,050	19,729
Republic Services Inc.	5.000%	3/1/20	3,775	4,277
Republic Services Inc.	5.250%	11/15/21	12,010	13,809
Republic Services Inc.	6.086%	3/15/35	2,375	2,797
Republic Services Inc.	6.200%	3/1/40	4,505	5,415
Republic Services Inc.	5.700%	5/15/41	4,450	5,108
Rockwell Automation Inc.	5.650%	12/1/17	1,150	1,354
Rockwell Automation Inc.	6.700%	1/15/28	1,025	1,357
Rockwell Automation Inc.	6.250%	12/1/37	3,975	5,356
Rockwell Collins Inc.	5.250%	7/15/19	850	1,003
Rockwell Collins Inc.	3.100%	11/15/21	1,550	1,617
Roper Industries Inc.	6.625%	8/15/13	9,250	9,737
Roper Industries Inc.	6.250%	9/1/19	3,725	4,452
Sonoco Products Co.	4.375%	11/1/21	745	789
Sonoco Products Co.	5.750%	11/1/40	5,050	5,676
Stanley Black & Decker Inc.	3.400%	12/1/21	5,600	5,787
Stanley Black & Decker Inc.	5.200%	9/1/40	2,000	2,252
Textron Inc.	5.600%	12/1/17	975	1,073

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Textron Inc.	7.250%	10/1/19	4,140	4,878
Tyco International Finance SA	6.000%	11/15/13	6,730	7,201
Tyco International Finance SA	4.125%	10/15/14	3,955	4,213
Tyco International Finance SA	3.750%	1/15/18	1,250	1,344
Tyco International Finance SA	8.500%	1/15/19	3,301	4,499
Tyco International Finance SA	4.625%	1/15/23	975	1,093
Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	2,975	3,752
Tyco International Ltd. / Tyco International Finance SA	6.875%	1/15/21	20,060	26,945
United Technologies Corp.	4.875%	5/1/15	1,050	1,166
United Technologies Corp.	1.200%	6/1/15	5,875	5,947
United Technologies Corp.	1.800%	6/1/17	4,000	4,083
United Technologies Corp.	5.375%	12/15/17	12,175	14,518
United Technologies Corp.	6.125%	2/1/19	1,783	2,207
United Technologies Corp.	4.500%	4/15/20	23,803	27,696
United Technologies Corp.	3.100%	6/1/22	3,425	3,589
United Technologies Corp.	6.700%	8/1/28	1,367	1,795
United Technologies Corp.	7.500%	9/15/29	2,325	3,300
United Technologies Corp.	5.400%	5/1/35	7,575	9,009
United Technologies Corp.	6.050%	6/1/36	5,702	7,311
United Technologies Corp.	6.125%	7/15/38	3,308	4,334
United Technologies Corp.	5.700%	4/15/40	8,975	11,303
United Technologies Corp.	4.500%	6/1/42	11,500	12,576
Waste Management Inc.	5.000%	3/15/14	1,925	2,047
Waste Management Inc.	6.375%	3/11/15	3,400	3,829
Waste Management Inc.	2.600%	9/1/16	3,150	3,242
Waste Management Inc.	6.100%	3/15/18	700	828
Waste Management Inc.	7.375%	3/11/19	15,132	19,166
Waste Management Inc.	4.750%	6/30/20	3,675	4,129
Waste Management Inc.	4.600%	3/1/21	7,120	7,908
Waste Management Inc.	7.100%	8/1/26	875	1,154
Waste Management Inc.	7.000%	7/15/28	80	103
Waste Management Inc.	7.750%	5/15/32	2,250	3,150
Waste Management Inc.	6.125%	11/30/39	7,275	9,015
Communication (2.2%)
Alltel Corp.	7.000%	3/15/16	5,000	5,988
Alltel Corp.	7.875%	7/1/32	4,725	7,098
America Movil SAB de CV	5.500%	3/1/14	3,230	3,457
America Movil SAB de CV	5.750%	1/15/15	30,242	33,586
America Movil SAB de CV	5.625%	11/15/17	4,240	4,966
America Movil SAB de CV	5.000%	10/16/19	2,500	2,845
America Movil SAB de CV	5.000%	3/30/20	1,000	1,136
America Movil SAB de CV	6.375%	3/1/35	17,400	21,641
America Movil SAB de CV	6.125%	11/15/37	4,300	5,220
America Movil SAB de CV	6.125%	3/30/40	11,900	14,646
American Tower Corp.	4.625%	4/1/15	6,075	6,444
American Tower Corp.	4.500%	1/15/18	18,815	19,838
American Tower Corp.	5.050%	9/1/20	1,000	1,048
AT&T Corp.	6.500%	3/15/29	2,310	2,780
AT&T Corp.	8.000%	11/15/31	15,300	22,653
AT&T Inc.	4.850%	2/15/14	8,100	8,638
AT&T Inc.	5.100%	9/15/14	12,710	13,877
AT&T Inc.	2.500%	8/15/15	4,150	4,328
AT&T Inc.	2.950%	5/15/16	3,950	4,191
AT&T Inc.	5.625%	6/15/16	33,520	38,891
AT&T Inc.	1.700%	6/1/17	28,225	28,368
AT&T Inc.	5.500%	2/1/18	6,081	7,229
AT&T Inc.	5.600%	5/15/18	6,875	8,257
AT&T Inc.	5.800%	2/15/19	44,820	54,727
AT&T Inc.	3.875%	8/15/21	17,500	19,062
AT&T Inc.	3.000%	2/15/22	15,200	15,454
AT&T Inc.	6.450%	6/15/34	5,625	6,926
AT&T Inc.	6.150%	9/15/34	125	150
AT&T Inc.	6.800%	5/15/36	1,137	1,475

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	AT&T Inc.	6.500%	9/1/37	25,225	32,001
	AT&T Inc.	6.300%	1/15/38	23,702	29,582
	AT&T Inc.	6.400%	5/15/38	7,895	9,915
	AT&T Inc.	6.550%	2/15/39	28,420	36,599
	AT&T Inc.	5.350%	9/1/40	15,452	17,827
	AT&T Inc.	5.550%	8/15/41	6,950	8,302
	AT&T Mobility LLC	7.125%	12/15/31	10,015	13,206
	Bellsouth Capital Funding Corp.	7.875%	2/15/30	10,400	13,665
	Bellsouth Capital Funding Corp.	7.120%	7/15/97	550	676
	BellSouth Corp.	5.200%	9/15/14	1,650	1,799
	BellSouth Corp.	5.200%	12/15/16	6,875	7,890
	BellSouth Corp.	6.875%	10/15/31	10,425	12,645
	BellSouth Corp.	6.550%	6/15/34	7,511	8,826
	BellSouth Corp.	6.000%	11/15/34	4,586	5,085
	BellSouth Telecommunications Inc.	6.375%	6/1/28	8,800	10,380
	British Telecommunications plc	2.000%	6/22/15	3,600	3,652
	British Telecommunications plc	5.950%	1/15/18	11,850	13,873
	British Telecommunications plc	9.625%	12/15/30	12,537	18,873
	CBS Corp.	8.200%	5/15/14	10,550	11,921
	CBS Corp.	1.950%	7/1/17	1,725	1,725
	CBS Corp.	4.625%	5/15/18	400	437
	CBS Corp.	8.875%	5/15/19	4,575	6,063
	CBS Corp.	5.750%	4/15/20	10,025	11,660
	CBS Corp.	4.300%	2/15/21	3,775	4,038
	CBS Corp.	3.375%	3/1/22	2,475	2,472
	CBS Corp.	7.875%	7/30/30	2,371	3,050
	CBS Corp.	5.500%	5/15/33	650	685
	CBS Corp.	5.900%	10/15/40	800	894
	CBS Corp.	4.850%	7/1/42	3,425	3,378
	Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	21,575	23,502
	Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	32,067	34,339
	Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	17,600	24,082
	CenturyLink Inc.	5.000%	2/15/15	500	524
	CenturyLink Inc.	6.000%	4/1/17	325	343
	CenturyLink Inc.	5.150%	6/15/17	1,500	1,545
	CenturyLink Inc.	6.150%	9/15/19	2,550	2,639
	CenturyLink Inc.	6.450%	6/15/21	5,200	5,418
	CenturyLink Inc.	5.800%	3/15/22	15,979	16,036
	CenturyLink Inc.	6.875%	1/15/28	800	794
	CenturyLink Inc.	7.600%	9/15/39	8,975	8,691
	CenturyLink Inc.	7.650%	3/15/42	600	583
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	7,656	11,129
	Comcast Cable Communications LLC	8.875%	5/1/17	2,475	3,190
	Comcast Corp.	5.300%	1/15/14	4,180	4,449
	Comcast Corp.	6.500%	1/15/15	3,295	3,719
	Comcast Corp.	5.900%	3/15/16	10,630	12,246
	Comcast Corp.	6.500%	1/15/17	515	613
	Comcast Corp.	6.300%	11/15/17	38,355	46,152
	Comcast Corp.	5.875%	2/15/18	17,275	20,446
	Comcast Corp.	5.700%	5/15/18	4,600	5,414
	Comcast Corp.	5.700%	7/1/19	4,850	5,764
	Comcast Corp.	5.150%	3/1/20	3,050	3,545
	Comcast Corp.	3.125%	7/15/22	1,100	1,106
	Comcast Corp.	7.050%	3/15/33	3,000	3,766
	Comcast Corp.	5.650%	6/15/35	3,125	3,470
	Comcast Corp.	6.500%	11/15/35	15,550	18,944
	Comcast Corp.	6.450%	3/15/37	7,718	9,398
	Comcast Corp.	6.950%	8/15/37	9,365	11,979
	Comcast Corp.	6.400%	5/15/38	14,656	17,815
	Comcast Corp.	4.650%	7/15/42	425	424
	COX Communications Inc.	5.450%	12/15/14	10,210	11,245
	COX Communications Inc.	5.500%	10/1/15	625	706
6	COX Communications Inc.	8.375%	3/1/39	4,100	5,814
	Deutsche Telekom International Finance BV	5.875%	8/20/13	11,050	11,643

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Deutsche Telekom International Finance BV	4.875%	7/8/14	5,025	5,342
Deutsche Telekom International Finance BV	5.750%	3/23/16	7,965	8,980
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	391
Deutsche Telekom International Finance BV	6.000%	7/8/19	7,175	8,427
Deutsche Telekom International Finance BV	8.750%	6/15/30	16,001	22,231
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	3,875	4,161
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.550%	3/15/15	8,200	8,646
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.125%	2/15/16	5,000	5,210
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.500%	3/1/16	7,250	7,654
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	2.400%	3/15/17	7,225	7,275
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	29,500	34,005
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	9,185	10,164
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.600%	2/15/21	250	268
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	3,200	3,523
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.800%	3/15/22	19,475	19,695
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	4,975	5,771
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.000%	8/15/40	3,425	3,801
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	5,044	5,881
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.150%	3/15/42	16,000	16,052
Discovery Communications LLC	5.050%	6/1/20	8,500	9,648
Discovery Communications LLC	4.375%	6/15/21	1,250	1,365
Discovery Communications LLC	3.300%	5/15/22	5,400	5,459
Discovery Communications LLC	6.350%	6/1/40	250	307
Discovery Communications LLC	4.950%	5/15/42	8,000	8,361
Embarq Corp.	7.082%	6/1/16	9,131	10,457
Embarq Corp.	7.995%	6/1/36	8,990	9,365
France Telecom SA	4.375%	7/8/14	8,900	9,340
France Telecom SA	2.125%	9/16/15	1,500	1,507
France Telecom SA	2.750%	9/14/16	7,025	7,161
France Telecom SA	4.125%	9/14/21	7,525	7,892
France Telecom SA	8.500%	3/1/31	17,300	24,147
France Telecom SA	5.375%	1/13/42	17,650	18,814
Grupo Televisa SAB	6.625%	3/18/25	3,350	4,124
Grupo Televisa SAB	8.500%	3/11/32	550	760
Grupo Televisa SAB	6.625%	1/15/40	5,900	7,228
GTE Corp.	8.750%	11/1/21	2,935	4,131
GTE Corp.	6.940%	4/15/28	13,105	16,666
Koninklijke KPN NV	8.375%	10/1/30	3,505	4,489
McGraw-Hill Cos. Inc.	5.900%	11/15/17	5,050	5,903
McGraw-Hill Cos. Inc.	6.550%	11/15/37	6,450	7,416
NBCUniversal Media LLC	2.100%	4/1/14	3,500	3,564
NBCUniversal Media LLC	3.650%	4/30/15	8,175	8,686
NBCUniversal Media LLC	2.875%	4/1/16	4,075	4,247
NBCUniversal Media LLC	5.150%	4/30/20	6,950	8,031
NBCUniversal Media LLC	4.375%	4/1/21	8,110	8,896
NBCUniversal Media LLC	6.400%	4/30/40	17,950	21,802
NBCUniversal Media LLC	5.950%	4/1/41	7,600	8,984
New Cingular Wireless Services Inc.	8.750%	3/1/31	195	296
News America Inc.	5.300%	12/15/14	4,050	4,446
News America Inc.	8.000%	10/17/16	3,840	4,726
News America Inc.	7.250%	5/18/18	150	180
News America Inc.	6.900%	3/1/19	2,500	3,076
News America Inc.	4.500%	2/15/21	9,300	10,196
News America Inc.	7.700%	10/30/25	1,175	1,461
News America Inc.	6.550%	3/15/33	13,065	14,750
News America Inc.	6.200%	12/15/34	14,541	16,500
News America Inc.	6.400%	12/15/35	24,235	27,975
News America Inc.	8.150%	10/17/36	2,175	2,688
News America Inc.	6.150%	3/1/37	1,328	1,505
News America Inc.	6.650%	11/15/37	2,390	2,819
News America Inc.	6.900%	8/15/39	7,150	8,497
News America Inc.	6.150%	2/15/41	2,300	2,701
News America Inc.	7.750%	12/1/45	1,460	1,778
Omnicom Group Inc.	5.900%	4/15/16	750	864

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Omnicom Group Inc.	4.450%	8/15/20	13,800	14,890
Pacific Bell Telephone Co.	7.125%	3/15/26	1,275	1,673
Qwest Corp.	7.500%	10/1/14	8,200	9,147
Qwest Corp.	6.500%	6/1/17	3,300	3,717
Qwest Corp.	6.750%	12/1/21	3,500	3,949
Qwest Corp.	7.500%	6/15/23	3,925	3,935
Qwest Corp.	7.250%	9/15/25	1,360	1,503
Qwest Corp.	6.875%	9/15/33	12,275	12,152
Qwest Corp.	7.125%	11/15/43	14,775	14,627
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,825	4,184
Reed Elsevier Capital Inc.	8.625%	1/15/19	11,264	14,268
Rogers Communications Inc.	6.375%	3/1/14	13,425	14,626
Rogers Communications Inc.	5.500%	3/15/14	1,450	1,552
Rogers Communications Inc.	6.800%	8/15/18	16,940	20,933
Rogers Communications Inc.	7.500%	8/15/38	725	1,022
TCI Communications Inc.	8.750%	8/1/15	17,750	21,539
TCI Communications Inc.	7.875%	2/15/26	3,043	4,132
TCI Communications Inc.	7.125%	2/15/28	1,327	1,660
Telecom Italia Capital SA	5.250%	11/15/13	7,123	7,177
Telecom Italia Capital SA	6.175%	6/18/14	3,100	3,157
Telecom Italia Capital SA	4.950%	9/30/14	5,150	5,099
Telecom Italia Capital SA	5.250%	10/1/15	19,135	18,937
Telecom Italia Capital SA	6.999%	6/4/18	5,920	5,958
Telecom Italia Capital SA	7.175%	6/18/19	20,200	20,020
Telecom Italia Capital SA	6.375%	11/15/33	5,730	4,540
Telecom Italia Capital SA	6.000%	9/30/34	1,325	1,000
Telecom Italia Capital SA	7.200%	7/18/36	3,140	2,639
Telecom Italia Capital SA	7.721%	6/4/38	6,598	5,757
Telefonica Emisiones SAU	4.949%	1/15/15	17,325	16,399
Telefonica Emisiones SAU	3.729%	4/27/15	4,875	4,445
Telefonica Emisiones SAU	3.992%	2/16/16	10,125	9,059
Telefonica Emisiones SAU	6.421%	6/20/16	12,410	11,933
Telefonica Emisiones SAU	6.221%	7/3/17	266	247
Telefonica Emisiones SAU	5.877%	7/15/19	7,578	6,839
Telefonica Emisiones SAU	5.134%	4/27/20	10,035	8,676
Telefonica Emisiones SAU	5.462%	2/16/21	14,250	12,849
Telefonica Emisiones SAU	7.045%	6/20/36	10,374	9,127
Telefonica Europe BV	8.250%	9/15/30	4,550	4,446
Thomson Reuters Corp.	5.950%	7/15/13	1,965	2,065
Thomson Reuters Corp.	5.700%	10/1/14	8,400	9,237
Thomson Reuters Corp.	6.500%	7/15/18	625	766
Thomson Reuters Corp.	4.700%	10/15/19	1,825	2,065
Thomson Reuters Corp.	5.500%	8/15/35	5,025	5,631
Thomson Reuters Corp.	5.850%	4/15/40	8,475	9,988
Time Warner Cable Inc.	6.200%	7/1/13	7,925	8,346
Time Warner Cable Inc.	8.250%	2/14/14	1,225	1,364
Time Warner Cable Inc.	7.500%	4/1/14	18,875	20,920
Time Warner Cable Inc.	3.500%	2/1/15	3,625	3,836
Time Warner Cable Inc.	5.850%	5/1/17	28,690	33,725
Time Warner Cable Inc.	6.750%	7/1/18	20,030	24,497
Time Warner Cable Inc.	8.750%	2/14/19	7,045	9,362
Time Warner Cable Inc.	8.250%	4/1/19	8,920	11,637
Time Warner Cable Inc.	5.000%	2/1/20	17,525	19,719
Time Warner Cable Inc.	6.550%	5/1/37	11,361	13,578
Time Warner Cable Inc.	7.300%	7/1/38	95	122
Time Warner Cable Inc.	6.750%	6/15/39	13,600	16,642
Time Warner Cable Inc.	5.875%	11/15/40	28,447	31,880
Time Warner Cable Inc.	5.500%	9/1/41	2,850	3,105
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,865	2,503
Time Warner Entertainment Co. LP	8.375%	7/15/33	8,050	10,768
United States Cellular Corp.	6.700%	12/15/33	4,500	4,660
Verizon Communications Inc.	1.250%	11/3/14	100	101
Verizon Communications Inc.	4.900%	9/15/15	425	474
Verizon Communications Inc.	5.550%	2/15/16	10,175	11,691

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Verizon Communications Inc.	3.000%	4/1/16	11,975	12,764
	Verizon Communications Inc.	5.500%	4/1/17	3,000	3,506
	Verizon Communications Inc.	5.500%	2/15/18	33,261	39,347
	Verizon Communications Inc.	6.100%	4/15/18	7,605	9,274
	Verizon Communications Inc.	8.750%	11/1/18	2,675	3,671
	Verizon Communications Inc.	6.350%	4/1/19	47,091	58,798
	Verizon Communications Inc.	4.600%	4/1/21	13,600	15,622
	Verizon Communications Inc.	3.500%	11/1/21	5,700	6,078
	Verizon Communications Inc.	5.850%	9/15/35	10,750	13,139
	Verizon Communications Inc.	6.250%	4/1/37	2,495	3,181
	Verizon Communications Inc.	6.400%	2/15/38	2,180	2,837
	Verizon Communications Inc.	6.900%	4/15/38	21,435	29,428
	Verizon Communications Inc.	8.950%	3/1/39	11,450	18,997
	Verizon Communications Inc.	6.000%	4/1/41	16,475	20,868
	Verizon Communications Inc.	4.750%	11/1/41	1,250	1,371
	Verizon Global Funding Corp.	7.750%	12/1/30	11,866	16,783
	Verizon Maryland Inc.	5.125%	6/15/33	405	419
	Verizon New England Inc.	7.875%	11/15/29	1,385	1,698
	Verizon New York Inc.	7.375%	4/1/32	6,530	8,090
	Vodafone Group plc	5.000%	12/16/13	8,150	8,642
	Vodafone Group plc	4.150%	6/10/14	2,775	2,950
	Vodafone Group plc	5.375%	1/30/15	4,175	4,623
	Vodafone Group plc	3.375%	11/24/15	1,325	1,413
	Vodafone Group plc	5.750%	3/15/16	18,750	21,623
	Vodafone Group plc	5.625%	2/27/17	12,406	14,509
	Vodafone Group plc	1.625%	3/20/17	24,325	24,306
	Vodafone Group plc	4.625%	7/15/18	200	227
	Vodafone Group plc	5.450%	6/10/19	10,475	12,607
	Vodafone Group plc	4.375%	3/16/21	500	571
	Vodafone Group plc	7.875%	2/15/30	1,650	2,349
	Vodafone Group plc	6.250%	11/30/32	7,775	9,719
	Vodafone Group plc	6.150%	2/27/37	3,700	4,779
	Washington Post Co.	7.250%	2/1/19	2,975	3,407
	WPP Finance 2010	4.750%	11/21/21	7,962	8,361
	WPP Finance UK	8.000%	9/15/14	7,225	8,185
	Consumer Cyclical (1.5%)
	AutoZone Inc.	6.500%	1/15/14	2,025	2,188
	AutoZone Inc.	5.750%	1/15/15	8,375	9,210
	AutoZone Inc.	7.125%	8/1/18	7,950	9,776
	Best Buy Co. Inc.	6.750%	7/15/13	9,350	9,747
	Best Buy Co. Inc.	5.500%	3/15/21	3,000	2,756
	BorgWarner Inc.	4.625%	9/15/20	1,000	1,091
	Costco Wholesale Corp.	5.500%	3/15/17	11,763	14,034
	CVS Caremark Corp.	4.875%	9/15/14	1,375	1,496
	CVS Caremark Corp.	3.250%	5/18/15	2,525	2,670
	CVS Caremark Corp.	6.125%	8/15/16	1,675	1,964
	CVS Caremark Corp.	5.750%	6/1/17	11,255	13,314
	CVS Caremark Corp.	6.600%	3/15/19	17,080	21,347
	CVS Caremark Corp.	4.750%	5/18/20	625	712
	CVS Caremark Corp.	6.250%	6/1/27	26,949	33,465
	CVS Caremark Corp.	6.125%	9/15/39	13,025	16,141
	Daimler Finance North America LLC	6.500%	11/15/13	12,080	12,975
6	Daimler Finance North America LLC	2.625%	9/15/16	5,125	5,263
	Daimler Finance North America LLC	8.500%	1/18/31	4,830	7,364
	Darden Restaurants Inc.	6.200%	10/15/17	8,805	10,258
	Darden Restaurants Inc.	6.800%	10/15/37	14,375	17,013
	eBay Inc.	0.875%	10/15/13	3,050	3,067
	eBay Inc.	1.625%	10/15/15	3,225	3,303
	eBay Inc.	3.250%	10/15/20	3,100	3,242
	Expedia Inc.	5.950%	8/15/20	4,375	4,604
	Family Dollar Stores Inc.	5.000%	2/1/21	2,550	2,724
	Ford Motor Co.	6.625%	10/1/28	4,646	5,343
	Ford Motor Co.	6.375%	2/1/29	2,100	2,357

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Ford Motor Co.	7.450%	7/16/31	25,260	31,607
	Ford Motor Credit Co. LLC	7.000%	10/1/13	14,275	15,234
	Ford Motor Credit Co. LLC	8.000%	6/1/14	7,675	8,517
	Ford Motor Credit Co. LLC	8.700%	10/1/14	4,775	5,411
	Ford Motor Credit Co. LLC	3.875%	1/15/15	19,600	20,241
	Ford Motor Credit Co. LLC	7.000%	4/15/15	8,475	9,409
	Ford Motor Credit Co. LLC	2.750%	5/15/15	14,250	14,406
	Ford Motor Credit Co. LLC	12.000%	5/15/15	6,400	7,929
	Ford Motor Credit Co. LLC	5.625%	9/15/15	12,900	14,046
6	Ford Motor Credit Co. LLC	4.207%	4/15/16	6,150	6,381
6	Ford Motor Credit Co. LLC	3.984%	6/15/16	3,650	3,759
	Ford Motor Credit Co. LLC	8.000%	12/15/16	9,900	11,704
	Ford Motor Credit Co. LLC	4.250%	2/3/17	5,450	5,710
	Ford Motor Credit Co. LLC	3.000%	6/12/17	8,300	8,306
	Ford Motor Credit Co. LLC	6.625%	8/15/17	9,150	10,412
	Ford Motor Credit Co. LLC	5.000%	5/15/18	10,175	10,733
	Ford Motor Credit Co. LLC	8.125%	1/15/20	8,950	10,932
	Ford Motor Credit Co. LLC	5.750%	2/1/21	7,175	7,844
	Ford Motor Credit Co. LLC	5.875%	8/2/21	12,750	14,164
	Gap Inc.	5.950%	4/12/21	3,725	3,874
	Historic TW Inc.	9.150%	2/1/23	9,550	13,155
	Historic TW Inc.	6.625%	5/15/29	7,800	9,384
	Home Depot Inc.	5.250%	12/16/13	13,675	14,595
	Home Depot Inc.	5.400%	3/1/16	4,968	5,731
	Home Depot Inc.	3.950%	9/15/20	4,500	4,988
	Home Depot Inc.	4.400%	4/1/21	33,025	38,062
	Home Depot Inc.	5.875%	12/16/36	8,665	11,092
	Home Depot Inc.	5.400%	9/15/40	1,900	2,300
	Home Depot Inc.	5.950%	4/1/41	10,898	14,177
	Hyatt Hotels Corp.	3.875%	8/15/16	1,475	1,563
	Hyatt Hotels Corp.	5.375%	8/15/21	1,900	2,090
	International Game Technology	7.500%	6/15/19	1,125	1,343
	International Game Technology	5.500%	6/15/20	3,000	3,240
	Johnson Controls Inc.	5.000%	3/30/20	21,962	24,860
	Johnson Controls Inc.	6.000%	1/15/36	2,100	2,521
	Johnson Controls Inc.	5.700%	3/1/41	1,300	1,538
	Johnson Controls Inc.	5.250%	12/1/41	5,165	5,750
	Kohl's Corp.	6.250%	12/15/17	2,300	2,754
	Kohl's Corp.	4.000%	11/1/21	5,625	5,842
	Kohl's Corp.	6.000%	1/15/33	725	815
	Kohl's Corp.	6.875%	12/15/37	3,325	4,218
	Lowe's Cos. Inc.	5.400%	10/15/16	15,550	18,052
	Lowe's Cos. Inc.	1.625%	4/15/17	4,075	4,096
	Lowe's Cos. Inc.	6.100%	9/15/17	2,250	2,715
	Lowe's Cos. Inc.	3.800%	11/15/21	2,400	2,594
	Lowe's Cos. Inc.	3.120%	4/15/22	3,525	3,609
	Lowe's Cos. Inc.	6.875%	2/15/28	560	727
	Lowe's Cos. Inc.	6.500%	3/15/29	3,676	4,643
	Lowe's Cos. Inc.	5.800%	10/15/36	8,549	10,370
	Lowe's Cos. Inc.	5.800%	4/15/40	900	1,101
	Lowe's Cos. Inc.	5.125%	11/15/41	5,600	6,328
	Lowe's Cos. Inc.	4.650%	4/15/42	4,800	5,091
	Macy's Retail Holdings Inc.	7.875%	7/15/15	10,350	12,137
	Macy's Retail Holdings Inc.	5.900%	12/1/16	10,900	12,603
	Macy's Retail Holdings Inc.	7.450%	7/15/17	5,000	6,101
	Macy's Retail Holdings Inc.	3.875%	1/15/22	1,200	1,269
	Macy's Retail Holdings Inc.	6.900%	4/1/29	13,558	16,032
	Macy's Retail Holdings Inc.	6.700%	7/15/34	250	300
	Macy's Retail Holdings Inc.	6.375%	3/15/37	8,575	10,239
	Macy's Retail Holdings Inc.	5.125%	1/15/42	6,290	6,593
	Marriott International Inc.	6.200%	6/15/16	1,500	1,713
	Marriott International Inc.	6.375%	6/15/17	1,750	2,062
	Marriott International Inc.	3.000%	3/1/19	2,700	2,716
	McDonald's Corp.	0.750%	5/29/15	2,750	2,750

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	McDonald's Corp.	5.300%	3/15/17	2,950	3,471
	McDonald's Corp.	5.800%	10/15/17	5,550	6,756
	McDonald's Corp.	5.350%	3/1/18	6,700	8,048
	McDonald's Corp.	5.000%	2/1/19	3,150	3,744
	McDonald's Corp.	1.875%	5/29/19	2,950	2,959
	McDonald's Corp.	3.500%	7/15/20	100	109
	McDonald's Corp.	6.300%	10/15/37	3,374	4,721
	McDonald's Corp.	6.300%	3/1/38	8,550	11,958
	McDonald's Corp.	5.700%	2/1/39	2,500	3,259
	McDonald's Corp.	3.700%	2/15/42	9,300	9,196
	Nordstrom Inc.	6.750%	6/1/14	1,675	1,858
	Nordstrom Inc.	6.250%	1/15/18	10,950	13,251
	Nordstrom Inc.	4.750%	5/1/20	3,875	4,470
	Nordstrom Inc.	4.000%	10/15/21	12,516	13,811
	Nordstrom Inc.	6.950%	3/15/28	1,075	1,405
	Nordstrom Inc.	7.000%	1/15/38	1,980	2,754
	O'Reilly Automotive Inc.	4.875%	1/14/21	900	960
	PACCAR Inc.	6.875%	2/15/14	3,575	3,921
6	QVC Inc.	5.125%	7/2/22	875	897
	Staples Inc.	9.750%	1/15/14	19,300	21,616
	Target Corp.	5.875%	7/15/16	11,850	14,077
	Target Corp.	5.375%	5/1/17	6,475	7,657
	Target Corp.	6.000%	1/15/18	5,650	6,922
	Target Corp.	3.875%	7/15/20	5,500	6,068
	Target Corp.	2.900%	1/15/22	3,500	3,579
	Target Corp.	7.000%	7/15/31	3,700	5,067
	Target Corp.	6.350%	11/1/32	7,600	10,008
	Target Corp.	6.500%	10/15/37	8,795	11,779
	Target Corp.	7.000%	1/15/38	8,585	12,126
	Time Warner Cos. Inc.	7.570%	2/1/24	1,680	2,157
	Time Warner Cos. Inc.	6.950%	1/15/28	80	98
	Time Warner Inc.	3.150%	7/15/15	575	607
	Time Warner Inc.	5.875%	11/15/16	18,475	21,608
	Time Warner Inc.	4.875%	3/15/20	14,350	16,207
	Time Warner Inc.	4.700%	1/15/21	3,320	3,697
	Time Warner Inc.	4.750%	3/29/21	17,500	19,552
	Time Warner Inc.	4.000%	1/15/22	2,400	2,528
	Time Warner Inc.	7.625%	4/15/31	13,715	17,752
	Time Warner Inc.	7.700%	5/1/32	10,331	13,520
	Time Warner Inc.	6.500%	11/15/36	7,050	8,364
	Time Warner Inc.	6.200%	3/15/40	4,850	5,598
	Time Warner Inc.	6.100%	7/15/40	6,300	7,236
	Time Warner Inc.	6.250%	3/29/41	11,175	13,011
	Time Warner Inc.	5.375%	10/15/41	2,275	2,421
	TJX Cos. Inc.	6.950%	4/15/19	17,510	22,352
	Toyota Motor Credit Corp.	1.000%	2/17/15	4,825	4,837
	Toyota Motor Credit Corp.	3.200%	6/17/15	15,250	16,259
	Toyota Motor Credit Corp.	2.800%	1/11/16	2,000	2,116
	Toyota Motor Credit Corp.	2.000%	9/15/16	7,400	7,567
	Toyota Motor Credit Corp.	2.050%	1/12/17	17,200	17,648
	Toyota Motor Credit Corp.	4.500%	6/17/20	1,400	1,588
	Toyota Motor Credit Corp.	4.250%	1/11/21	5,075	5,666
	Toyota Motor Credit Corp.	3.400%	9/15/21	5,600	5,889
	Toyota Motor Credit Corp.	3.300%	1/12/22	18,600	19,420
	VF Corp.	5.950%	11/1/17	2,700	3,196
	VF Corp.	3.500%	9/1/21	8,000	8,543
	VF Corp.	6.450%	11/1/37	2,375	3,128
	Viacom Inc.	4.375%	9/15/14	6,275	6,726
	Viacom Inc.	1.250%	2/27/15	2,900	2,915
	Viacom Inc.	6.250%	4/30/16	3,500	4,078
	Viacom Inc.	2.500%	12/15/16	2,900	3,004
	Viacom Inc.	3.500%	4/1/17	12,025	12,988
	Viacom Inc.	6.125%	10/5/17	5,925	7,081
	Viacom Inc.	5.625%	9/15/19	14,660	17,310

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Viacom Inc.	3.875%	12/15/21	1,050	1,115
Viacom Inc.	6.875%	4/30/36	11,560	14,985
Wal-Mart Stores Inc.	1.625%	4/15/14	1,175	1,199
Wal-Mart Stores Inc.	3.200%	5/15/14	20,700	21,736
Wal-Mart Stores Inc.	4.500%	7/1/15	2,450	2,714
Wal-Mart Stores Inc.	2.250%	7/8/15	3,850	4,021
Wal-Mart Stores Inc.	1.500%	10/25/15	21,960	22,481
Wal-Mart Stores Inc.	2.800%	4/15/16	300	320
Wal-Mart Stores Inc.	5.375%	4/5/17	1,650	1,962
Wal-Mart Stores Inc.	5.800%	2/15/18	17,050	21,040
Wal-Mart Stores Inc.	3.625%	7/8/20	36,275	40,023
Wal-Mart Stores Inc.	3.250%	10/25/20	26,525	28,586
Wal-Mart Stores Inc.	4.250%	4/15/21	14,600	16,776
Wal-Mart Stores Inc.	5.875%	4/5/27	18,775	23,952
Wal-Mart Stores Inc.	7.550%	2/15/30	12,045	17,980
Wal-Mart Stores Inc.	5.250%	9/1/35	6,675	8,037
Wal-Mart Stores Inc.	6.500%	8/15/37	21,186	29,771
Wal-Mart Stores Inc.	6.200%	4/15/38	3,781	5,162
Wal-Mart Stores Inc.	5.625%	4/1/40	4,250	5,449
Wal-Mart Stores Inc.	4.875%	7/8/40	1,950	2,305
Wal-Mart Stores Inc.	5.000%	10/25/40	1,205	1,440
Wal-Mart Stores Inc.	5.625%	4/15/41	21,950	28,495
Walgreen Co.	4.875%	8/1/13	14,250	14,874
Walgreen Co.	5.250%	1/15/19	4,100	4,669
Walt Disney Co.	4.500%	12/15/13	8,000	8,481
Walt Disney Co.	0.875%	12/1/14	6,500	6,537
Walt Disney Co.	1.350%	8/16/16	200	202
Walt Disney Co.	5.625%	9/15/16	5,525	6,482
Walt Disney Co.	5.875%	12/15/17	5,350	6,667
Walt Disney Co.	2.750%	8/16/21	7,500	7,683
Walt Disney Co.	7.000%	3/1/32	1,825	2,624
Walt Disney Co.	4.375%	8/16/41	3,550	3,946
Walt Disney Co.	4.125%	12/1/41	10,500	11,310
Western Union Co.	6.500%	2/26/14	2,850	3,109
Western Union Co.	5.930%	10/1/16	5,500	6,383
Western Union Co.	5.253%	4/1/20	3,946	4,541
Western Union Co.	6.200%	11/17/36	5,950	6,320
Western Union Co.	6.200%	6/21/40	5,225	5,632
Wyndham Worldwide Corp.	2.950%	3/1/17	750	746
Wyndham Worldwide Corp.	5.750%	2/1/18	2,255	2,514
Wyndham Worldwide Corp.	7.375%	3/1/20	4,755	5,666
Wyndham Worldwide Corp.	4.250%	3/1/22	10,535	10,618
Yum! Brands Inc.	6.250%	4/15/16	3,525	4,071
Yum! Brands Inc.	6.250%	3/15/18	125	149
Yum! Brands Inc.	3.875%	11/1/20	825	883
Yum! Brands Inc.	6.875%	11/15/37	8,250	10,873
Consumer Noncyclical (2.9%)
Abbott Laboratories	4.350%	3/15/14	2,675	2,843
Abbott Laboratories	2.700%	5/27/15	6,925	7,298
Abbott Laboratories	5.875%	5/15/16	15,986	18,875
Abbott Laboratories	5.600%	11/30/17	16,725	20,259
Abbott Laboratories	5.125%	4/1/19	22,845	27,229
Abbott Laboratories	4.125%	5/27/20	6,717	7,613
Abbott Laboratories	6.150%	11/30/37	9,925	13,245
Abbott Laboratories	6.000%	4/1/39	1,950	2,590
Abbott Laboratories	5.300%	5/27/40	16,783	20,550
Allergan Inc.	5.750%	4/1/16	4,495	5,211
Altria Group Inc.	8.500%	11/10/13	68,595	75,416
Altria Group Inc.	4.125%	9/11/15	425	462
Altria Group Inc.	9.700%	11/10/18	8,615	11,908
Altria Group Inc.	9.250%	8/6/19	16,850	23,383
Altria Group Inc.	9.950%	11/10/38	6,236	9,872
Altria Group Inc.	10.200%	2/6/39	25,775	41,693

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AmerisourceBergen Corp.	5.875%	9/15/15	13,561	15,426
AmerisourceBergen Corp.	4.875%	11/15/19	5,345	6,112
AmerisourceBergen Corp.	3.500%	11/15/21	3,900	4,068
Amgen Inc.	1.875%	11/15/14	7,150	7,281
Amgen Inc.	4.850%	11/18/14	4,725	5,090
Amgen Inc.	2.300%	6/15/16	8,200	8,411
Amgen Inc.	2.500%	11/15/16	7,175	7,427
Amgen Inc.	2.125%	5/15/17	6,850	6,933
Amgen Inc.	5.850%	6/1/17	11,100	13,074
Amgen Inc.	5.700%	2/1/19	12,725	14,976
Amgen Inc.	3.450%	10/1/20	5,575	5,782
Amgen Inc.	4.100%	6/15/21	8,750	9,344
Amgen Inc.	3.875%	11/15/21	9,650	10,133
Amgen Inc.	3.625%	5/15/22	9,475	9,772
Amgen Inc.	6.375%	6/1/37	6,625	7,837
Amgen Inc.	6.900%	6/1/38	9,275	11,719
Amgen Inc.	6.400%	2/1/39	8,750	10,449
Amgen Inc.	5.750%	3/15/40	3,585	4,001
Amgen Inc.	4.950%	10/1/41	1,750	1,796
Amgen Inc.	5.150%	11/15/41	7,600	7,963
Amgen Inc.	5.650%	6/15/42	7,675	8,570
Amgen Inc.	5.375%	5/15/43	9,000	9,763
Anheuser-Busch Cos. LLC	5.600%	3/1/17	8,850	10,340
Anheuser-Busch Cos. LLC	5.500%	1/15/18	10,375	12,259
Anheuser-Busch Cos. LLC	6.800%	8/20/32	2,275	3,072
Anheuser-Busch Cos. LLC	5.750%	4/1/36	5,995	7,338
Anheuser-Busch Cos. LLC	6.450%	9/1/37	670	906
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	12,550	12,725
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	9,700	10,703
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	11,025	11,882
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	7,250	9,545
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	7,600	9,811
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	25,360	30,181
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	10,090	11,863
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,875	5,551
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,400	10,181
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	10,385	14,107
Archer-Daniels-Midland Co.	8.375%	4/15/17	525	674
Archer-Daniels-Midland Co.	5.450%	3/15/18	8,900	10,575
Archer-Daniels-Midland Co.	4.479%	3/1/21	34,100	39,379
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,275	5,372
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,600	4,233
Archer-Daniels-Midland Co.	5.765%	3/1/41	11,835	15,084
AstraZeneca plc	5.400%	6/1/14	5,650	6,161
AstraZeneca plc	5.900%	9/15/17	12,710	15,274
AstraZeneca plc	6.450%	9/15/37	20,721	28,132
Avon Products Inc.	5.750%	3/1/18	1,982	2,134
Avon Products Inc.	6.500%	3/1/19	410	446
Baptist Health South Florida Obligated Group	4.590%	8/15/21	1,000	1,126
Baxter International Inc.	4.000%	3/1/14	1,350	1,422
Baxter International Inc.	5.900%	9/1/16	1,700	2,022
Baxter International Inc.	5.375%	6/1/18	5,000	5,959
Baxter International Inc.	6.250%	12/1/37	8,425	11,560
Beam Inc.	6.375%	6/15/14	1,403	1,539
Beam Inc.	1.875%	5/15/17	1,025	1,031
Beam Inc.	3.250%	5/15/22	2,050	2,055
Beam Inc.	5.875%	1/15/36	2,600	2,974
Becton Dickinson & Co.	3.250%	11/12/20	5,005	5,263
Becton Dickinson & Co.	3.125%	11/8/21	11,765	12,294
Becton Dickinson & Co.	5.000%	11/12/40	100	116
Becton Dickinson & Co.	1.750%	11/8/16	1,700	1,739
Becton Dickinson & Co.	5.000%	5/15/19	1,125	1,317
Becton Dickinson & Co.	6.000%	5/15/39	1,000	1,311
Biogen Idec Inc.	6.875%	3/1/18	12,825	15,644

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boston Scientific Corp.	4.500%	1/15/15	6,000	6,383
Boston Scientific Corp.	6.250%	11/15/15	12,151	13,652
Boston Scientific Corp.	5.125%	1/12/17	10,000	11,087
Boston Scientific Corp.	6.000%	1/15/20	7,625	9,105
Boston Scientific Corp.	7.000%	11/15/35	6,500	8,120
Boston Scientific Corp.	7.375%	1/15/40	3,000	4,120
Bottling Group LLC	5.000%	11/15/13	10,125	10,723
Bottling Group LLC	6.950%	3/15/14	29,775	32,869
Bottling Group LLC	5.500%	4/1/16	18,975	21,977
Bottling Group LLC	5.125%	1/15/19	2,725	3,198
Bristol-Myers Squibb Co.	5.250%	8/15/13	965	1,016
Bristol-Myers Squibb Co.	5.450%	5/1/18	2,225	2,678
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	544
Bristol-Myers Squibb Co.	6.800%	11/15/26	290	405
Bristol-Myers Squibb Co.	5.875%	11/15/36	12,934	16,751
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,625	2,174
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,030	1,478
Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,025	2,138
Bunge Ltd. Finance Corp.	5.100%	7/15/15	7,625	8,153
Bunge Ltd. Finance Corp.	4.100%	3/15/16	3,775	3,936
Bunge Ltd. Finance Corp.	8.500%	6/15/19	14,950	18,685
Campbell Soup Co.	3.050%	7/15/17	1,425	1,536
Campbell Soup Co.	4.250%	4/15/21	4,500	5,102
Cardinal Health Inc.	4.000%	6/15/15	750	806
Cardinal Health Inc.	4.625%	12/15/20	11,640	13,078
CareFusion Corp.	5.125%	8/1/14	1,700	1,823
CareFusion Corp.	6.375%	8/1/19	8,215	9,740
Celgene Corp.	2.450%	10/15/15	1,975	2,023
Celgene Corp.	3.950%	10/15/20	1,325	1,392
Celgene Corp.	5.700%	10/15/40	1,650	1,845
Church & Dwight Co. Inc.	3.350%	12/15/15	2,375	2,491
Clorox Co.	5.000%	3/1/13	5,700	5,862
Clorox Co.	5.000%	1/15/15	1,725	1,882
Clorox Co.	3.550%	11/1/15	1,825	1,927
Clorox Co.	5.950%	10/15/17	13,265	15,405
Coca-Cola Co.	0.750%	11/15/13	7,000	7,030
Coca-Cola Co.	3.625%	3/15/14	5,675	5,962
Coca-Cola Co.	0.750%	3/13/15	4,975	4,985
Coca-Cola Co.	1.500%	11/15/15	7,490	7,643
Coca-Cola Co.	1.800%	9/1/16	9,600	9,828
Coca-Cola Co.	5.350%	11/15/17	5,750	6,862
Coca-Cola Co.	4.875%	3/15/19	9,525	11,305
Coca-Cola Co.	3.150%	11/15/20	7,700	8,256
Coca-Cola Co.	3.300%	9/1/21	14,750	15,747
Coca-Cola Enterprises Inc.	3.500%	9/15/20	1,050	1,097
Coca-Cola Enterprises Inc.	3.250%	8/19/21	1,575	1,625
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,550	1,722
Coca-Cola HBC Finance BV	5.125%	9/17/13	945	973
Coca-Cola HBC Finance BV	5.500%	9/17/15	8,150	8,805
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	10,850	12,031
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	375	407
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	6,361	9,220
Colgate-Palmolive Co.	0.600%	11/15/14	200	200
Colgate-Palmolive Co.	1.300%	1/15/17	9,375	9,490
Colgate-Palmolive Co.	2.625%	5/1/17	700	749
Colgate-Palmolive Co.	2.450%	11/15/21	3,400	3,460
ConAgra Foods Inc.	5.875%	4/15/14	1,040	1,125
ConAgra Foods Inc.	5.819%	6/15/17	951	1,092
ConAgra Foods Inc.	7.000%	4/15/19	500	613
ConAgra Foods Inc.	9.750%	3/1/21	129	177
ConAgra Foods Inc.	7.125%	10/1/26	1,000	1,250
ConAgra Foods Inc.	7.000%	10/1/28	1,020	1,252
ConAgra Foods Inc.	8.250%	9/15/30	4,750	6,364
Covidien International Finance SA	1.350%	5/29/15	2,000	2,006

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Covidien International Finance SA	6.000%	10/15/17	4,445	5,326
	Covidien International Finance SA	3.200%	6/15/22	1,925	1,981
	Covidien International Finance SA	6.550%	10/15/37	9,518	13,040
	CR Bard Inc.	6.700%	12/1/26	5,250	7,067
	Delhaize Group SA	5.875%	2/1/14	2,425	2,548
	Delhaize Group SA	6.500%	6/15/17	700	777
	Delhaize Group SA	5.700%	10/1/40	4,387	3,737
	DENTSPLY International Inc.	2.750%	8/15/16	2,800	2,849
	DENTSPLY International Inc.	4.125%	8/15/21	1,575	1,640
	Diageo Capital plc	5.500%	9/30/16	1,275	1,497
	Diageo Capital plc	1.500%	5/11/17	875	881
	Diageo Capital plc	5.750%	10/23/17	7,200	8,663
	Diageo Capital plc	4.828%	7/15/20	2,430	2,833
	Diageo Capital plc	5.875%	9/30/36	1,775	2,247
	Diageo Finance BV	5.500%	4/1/13	5,326	5,523
	Diageo Finance BV	3.250%	1/15/15	375	397
	Diageo Finance BV	5.300%	10/28/15	7,026	7,959
	Diageo Investment Corp.	2.875%	5/11/22	4,425	4,549
	Diageo Investment Corp.	7.450%	4/15/35	700	1,045
	Diageo Investment Corp.	4.250%	5/11/42	3,423	3,628
	Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,150	1,205
	Dr Pepper Snapple Group Inc.	6.820%	5/1/18	5,090	6,289
	Dr Pepper Snapple Group Inc.	2.600%	1/15/19	6,050	6,148
	Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,225	1,251
	Dr Pepper Snapple Group Inc.	7.450%	5/1/38	950	1,364
	Eli Lilly & Co.	4.200%	3/6/14	2,400	2,541
	Eli Lilly & Co.	5.200%	3/15/17	6,400	7,513
	Eli Lilly & Co.	7.125%	6/1/25	220	309
	Eli Lilly & Co.	5.500%	3/15/27	5,750	7,213
	Eli Lilly & Co.	5.550%	3/15/37	3,286	4,206
	Eli Lilly & Co.	5.950%	11/15/37	800	1,064
	Energizer Holdings Inc.	4.700%	5/19/21	3,450	3,590
	Energizer Holdings Inc.	4.700%	5/24/22	575	600
	Estee Lauder Cos. Inc.	6.000%	5/15/37	2,050	2,600
	Express Scripts Holding Co.	6.250%	6/15/14	6,575	7,197
6	Express Scripts Holding Co.	2.100%	2/12/15	4,400	4,444
	Express Scripts Holding Co.	3.125%	5/15/16	6,950	7,238
6	Express Scripts Holding Co.	2.650%	2/15/17	18,075	18,372
	Express Scripts Holding Co.	7.250%	6/15/19	1,925	2,418
6	Express Scripts Holding Co.	4.750%	11/15/21	14,280	15,778
6	Express Scripts Holding Co.	3.900%	2/15/22	13,950	14,448
6	Express Scripts Holding Co.	6.125%	11/15/41	4,825	5,789
	Flowers Foods Inc.	4.375%	4/1/22	2,900	2,945
	Genentech Inc.	4.750%	7/15/15	2,615	2,894
	Genentech Inc.	5.250%	7/15/35	2,675	3,156
	General Mills Inc.	5.250%	8/15/13	17,925	18,817
	General Mills Inc.	5.200%	3/17/15	835	927
	General Mills Inc.	5.700%	2/15/17	30,050	35,663
	General Mills Inc.	5.650%	2/15/19	14,917	18,016
	Gilead Sciences Inc.	2.400%	12/1/14	2,200	2,267
	Gilead Sciences Inc.	3.050%	12/1/16	2,175	2,301
	Gilead Sciences Inc.	4.500%	4/1/21	9,525	10,616
	Gilead Sciences Inc.	4.400%	12/1/21	5,000	5,548
	Gilead Sciences Inc.	5.650%	12/1/41	7,650	8,865
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	20,800	22,180
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	33,510	40,525
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,500	4,225
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,961	34,220
	GlaxoSmithKline Capital plc	1.500%	5/8/17	1,000	1,002
	Hasbro Inc.	6.125%	5/15/14	6,900	7,461
	Hasbro Inc.	6.300%	9/15/17	5,350	6,107
	Hasbro Inc.	6.350%	3/15/40	9,306	10,802
	Hershey Co.	5.450%	9/1/16	1,275	1,489
	Hershey Co.	1.500%	11/1/16	3,975	4,015

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Hershey Co.	4.125%	12/1/20	3,225	3,620
	HJ Heinz Co.	5.350%	7/15/13	2,075	2,177
	HJ Heinz Co.	2.000%	9/12/16	1,450	1,490
	HJ Heinz Co.	1.500%	3/1/17	2,050	2,044
	HJ Heinz Co.	3.125%	9/12/21	250	257
	HJ Heinz Co.	2.850%	3/1/22	2,700	2,711
	HJ Heinz Finance Co.	6.750%	3/15/32	3,325	4,161
	Hormel Foods Corp.	4.125%	4/15/21	1,300	1,458
	Hospira Inc.	5.900%	6/15/14	550	591
	Hospira Inc.	6.400%	5/15/15	850	944
	Hospira Inc.	6.050%	3/30/17	150	169
	Hospira Inc.	5.600%	9/15/40	2,700	2,800
	Ingredion Inc.	3.200%	11/1/15	650	677
	Ingredion Inc.	4.625%	11/1/20	885	959
	Ingredion Inc.	6.625%	4/15/37	1,625	1,981
	JM Smucker Co.	3.500%	10/15/21	2,150	2,254
	Johnson & Johnson	5.550%	8/15/17	4,025	4,888
	Johnson & Johnson	5.150%	7/15/18	20,675	25,058
	Johnson & Johnson	6.950%	9/1/29	4,400	6,350
	Johnson & Johnson	4.950%	5/15/33	5,025	6,095
	Johnson & Johnson	5.950%	8/15/37	4,565	6,335
	Johnson & Johnson	5.850%	7/15/38	1,870	2,588
	Johnson & Johnson	4.500%	9/1/40	2,355	2,754
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,450	1,502
	Kaiser Foundation Hospitals	4.875%	4/1/42	3,900	4,293
	Kellogg Co.	5.125%	12/3/12	7,048	7,183
	Kellogg Co.	1.125%	5/15/15	2,800	2,813
	Kellogg Co.	4.450%	5/30/16	50	55
	Kellogg Co.	1.875%	11/17/16	15,850	16,025
	Kellogg Co.	1.750%	5/17/17	2,050	2,051
	Kellogg Co.	4.150%	11/15/19	10,775	12,040
	Kellogg Co.	4.000%	12/15/20	650	714
	Kellogg Co.	3.125%	5/17/22	2,850	2,902
	Kellogg Co.	7.450%	4/1/31	6,040	8,267
	Kimberly-Clark Corp.	4.875%	8/15/15	5,250	5,837
	Kimberly-Clark Corp.	6.125%	8/1/17	8,950	10,958
	Kimberly-Clark Corp.	6.250%	7/15/18	175	218
	Kimberly-Clark Corp.	3.625%	8/1/20	8,424	9,242
	Kimberly-Clark Corp.	3.875%	3/1/21	425	475
	Kimberly-Clark Corp.	2.400%	3/1/22	5,900	5,900
	Kimberly-Clark Corp.	6.625%	8/1/37	1,475	2,116
	Kimberly-Clark Corp.	5.300%	3/1/41	6,225	7,933
	Koninklijke Philips Electronics NV	5.750%	3/11/18	10,100	11,968
	Koninklijke Philips Electronics NV	3.750%	3/15/22	9,700	10,059
	Koninklijke Philips Electronics NV	6.875%	3/11/38	4,225	5,581
	Koninklijke Philips Electronics NV	5.000%	3/15/42	625	676
6	Kraft Foods Group Inc.	1.625%	6/4/15	2,000	2,014
6	Kraft Foods Group Inc.	2.250%	6/5/17	4,325	4,407
6	Kraft Foods Group Inc.	3.500%	6/6/22	1,000	1,024
6	Kraft Foods Group Inc.	5.000%	6/4/42	6,625	6,983
	Kraft Foods Inc.	5.250%	10/1/13	675	712
	Kraft Foods Inc.	6.750%	2/19/14	150	164
	Kraft Foods Inc.	4.125%	2/9/16	26,325	28,664
	Kraft Foods Inc.	6.500%	8/11/17	12,248	14,859
	Kraft Foods Inc.	6.125%	8/23/18	10,075	12,266
	Kraft Foods Inc.	5.375%	2/10/20	67,115	79,472
	Kraft Foods Inc.	6.500%	11/1/31	8,600	10,572
	Kraft Foods Inc.	7.000%	8/11/37	10,356	13,617
	Kraft Foods Inc.	6.875%	2/1/38	11,420	14,903
	Kraft Foods Inc.	6.875%	1/26/39	1,300	1,681
	Kraft Foods Inc.	6.500%	2/9/40	13,025	16,766
	Kroger Co.	4.950%	1/15/15	1,725	1,881
	Kroger Co.	6.400%	8/15/17	1,050	1,254
	Kroger Co.	6.800%	12/15/18	2,175	2,661

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kroger Co.	6.150%	1/15/20	7,895	9,454
Kroger Co.	7.700%	6/1/29	7,825	10,326
Kroger Co.	8.000%	9/15/29	1,425	1,885
Kroger Co.	7.500%	4/1/31	7,395	9,682
Kroger Co.	6.900%	4/15/38	6,300	7,730
Laboratory Corp. of America Holdings	5.625%	12/15/15	2,500	2,828
Laboratory Corp. of America Holdings	4.625%	11/15/20	200	220
Life Technologies Corp.	4.400%	3/1/15	4,350	4,637
Life Technologies Corp.	3.500%	1/15/16	11,185	11,683
Life Technologies Corp.	6.000%	3/1/20	4,300	5,064
Life Technologies Corp.	5.000%	1/15/21	2,200	2,433
Lorillard Tobacco Co.	8.125%	6/23/19	7,610	9,413
Lorillard Tobacco Co.	8.125%	5/1/40	4,000	4,922
Lorillard Tobacco Co.	7.000%	8/4/41	4,350	4,724
Mattel Inc.	2.500%	11/1/16	450	463
Mattel Inc.	5.450%	11/1/41	1,725	1,888
McCormick & Co. Inc.	3.900%	7/15/21	1,850	2,038
McKesson Corp.	6.500%	2/15/14	1,650	1,795
McKesson Corp.	3.250%	3/1/16	1,475	1,583
McKesson Corp.	5.700%	3/1/17	1,000	1,171
McKesson Corp.	4.750%	3/1/21	7,350	8,445
McKesson Corp.	6.000%	3/1/41	2,050	2,702
Mead Johnson Nutrition Co.	3.500%	11/1/14	5,825	6,067
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,925	3,325
Mead Johnson Nutrition Co.	5.900%	11/1/39	11,170	13,978
Medco Health Solutions Inc.	2.750%	9/15/15	10,225	10,509
Medco Health Solutions Inc.	7.125%	3/15/18	14,138	17,459
Medtronic Inc.	4.500%	3/15/14	2,600	2,765
Medtronic Inc.	3.000%	3/15/15	10,050	10,621
Medtronic Inc.	4.750%	9/15/15	4,435	4,976
Medtronic Inc.	5.600%	3/15/19	1,150	1,396
Medtronic Inc.	4.450%	3/15/20	3,615	4,138
Medtronic Inc.	6.500%	3/15/39	2,440	3,439
Medtronic Inc.	5.550%	3/15/40	4,275	5,393
Medtronic Inc.	4.500%	3/15/42	4,050	4,450
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,100	1,261
Merck & Co. Inc.	5.300%	12/1/13	13,475	14,367
Merck & Co. Inc.	4.750%	3/1/15	1,450	1,596
Merck & Co. Inc.	4.000%	6/30/15	9,775	10,696
Merck & Co. Inc.	2.250%	1/15/16	34,525	36,100
Merck & Co. Inc.	6.000%	9/15/17	825	1,009
Merck & Co. Inc.	5.000%	6/30/19	3,975	4,766
Merck & Co. Inc.	3.875%	1/15/21	6,630	7,462
Merck & Co. Inc.	6.400%	3/1/28	4,130	5,623
Merck & Co. Inc.	5.950%	12/1/28	2,150	2,824
Merck & Co. Inc.	6.500%	12/1/33	5,563	7,859
Merck & Co. Inc.	5.750%	11/15/36	10,775	14,295
Merck & Co. Inc.	6.550%	9/15/37	10,800	15,536
Merck & Co. Inc.	5.850%	6/30/39	1,750	2,377
Molson Coors Brewing Co.	2.000%	5/1/17	1,300	1,316
Molson Coors Brewing Co.	3.500%	5/1/22	1,450	1,493
Molson Coors Brewing Co.	5.000%	5/1/42	4,400	4,712
Newell Rubbermaid Inc.	2.000%	6/15/15	625	627
Newell Rubbermaid Inc.	4.700%	8/15/20	700	756
Newell Rubbermaid Inc.	4.000%	6/15/22	450	456
Novant Health Inc.	5.850%	11/1/19	6,125	6,984
Novartis Capital Corp.	4.125%	2/10/14	33,225	35,048
Novartis Capital Corp.	2.900%	4/24/15	5,150	5,450
Novartis Capital Corp.	4.400%	4/24/20	400	463
Novartis Securities Investment Ltd.	5.125%	2/10/19	17,975	21,430
Pepsi Bottling Group Inc.	7.000%	3/1/29	9,649	13,298
PepsiAmericas Inc.	4.375%	2/15/14	825	873
PepsiAmericas Inc.	4.875%	1/15/15	1,400	1,532
PepsiAmericas Inc.	5.000%	5/15/17	3,800	4,430

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PepsiCo Inc.	3.750%	3/1/14	12,950	13,585
	PepsiCo Inc.	2.500%	5/10/16	500	526
	PepsiCo Inc.	5.000%	6/1/18	15,700	18,337
	PepsiCo Inc.	7.900%	11/1/18	4,003	5,348
	PepsiCo Inc.	4.500%	1/15/20	9,875	11,222
	PepsiCo Inc.	5.500%	1/15/40	8,730	10,831
	PepsiCo Inc.	4.875%	11/1/40	4,250	4,970
	PepsiCo Inc.	4.000%	3/5/42	10,625	10,957
	PerkinElmer Inc.	5.000%	11/15/21	3,050	3,293
	Pfizer Inc.	5.350%	3/15/15	44,225	49,551
	Pfizer Inc.	6.200%	3/15/19	26,170	32,875
	Pfizer Inc.	7.200%	3/15/39	18,825	28,640
	Pharmacia Corp.	6.500%	12/1/18	550	698
	Pharmacia Corp.	6.600%	12/1/28	1,750	2,364
	Philip Morris International Inc.	6.875%	3/17/14	41,423	45,748
	Philip Morris International Inc.	2.500%	5/16/16	2,865	3,008
	Philip Morris International Inc.	5.650%	5/16/18	10,805	13,068
	Philip Morris International Inc.	4.125%	5/17/21	800	896
	Philip Morris International Inc.	6.375%	5/16/38	23,180	30,962
	Philip Morris International Inc.	4.375%	11/15/41	3,700	3,829
	Philip Morris International Inc.	4.500%	3/20/42	5,000	5,299
3	Procter & Gamble - Esop	9.360%	1/1/21	8,608	11,515
	Procter & Gamble Co.	0.700%	8/15/14	3,350	3,362
	Procter & Gamble Co.	4.950%	8/15/14	2,300	2,506
	Procter & Gamble Co.	3.500%	2/15/15	7,750	8,304
	Procter & Gamble Co.	1.800%	11/15/15	5,000	5,162
	Procter & Gamble Co.	4.850%	12/15/15	1,250	1,413
	Procter & Gamble Co.	1.450%	8/15/16	2,850	2,905
	Procter & Gamble Co.	4.700%	2/15/19	2,860	3,383
	Procter & Gamble Co.	2.300%	2/6/22	10,000	10,008
	Procter & Gamble Co.	6.450%	1/15/26	3,875	5,275
	Procter & Gamble Co.	5.500%	2/1/34	5,963	7,660
	Procter & Gamble Co.	5.800%	8/15/34	225	302
	Procter & Gamble Co.	5.550%	3/5/37	12,396	16,564
	Quest Diagnostics Inc.	5.450%	11/1/15	6,375	7,128
	Quest Diagnostics Inc.	6.400%	7/1/17	140	166
	Quest Diagnostics Inc.	4.750%	1/30/20	250	278
	Quest Diagnostics Inc.	4.700%	4/1/21	700	779
	Quest Diagnostics Inc.	6.950%	7/1/37	4,170	5,335
	Ralcorp Holdings Inc.	4.950%	8/15/20	5,725	5,997
	Ralcorp Holdings Inc.	6.625%	8/15/39	1,390	1,431
	Reynolds American Inc.	7.625%	6/1/16	6,250	7,545
	Reynolds American Inc.	6.750%	6/15/17	5,836	7,015
	Reynolds American Inc.	7.250%	6/15/37	3,840	4,687
	Safeway Inc.	6.250%	3/15/14	6,400	6,858
	Safeway Inc.	5.625%	8/15/14	1,855	1,989
	Safeway Inc.	3.400%	12/1/16	9,500	9,670
	Safeway Inc.	6.350%	8/15/17	700	781
	Safeway Inc.	5.000%	8/15/19	950	983
	Safeway Inc.	3.950%	8/15/20	4,650	4,475
	Safeway Inc.	7.250%	2/1/31	9,877	10,660
	Sanofi	1.625%	3/28/14	3,000	3,050
	Sanofi	1.200%	9/30/14	5,250	5,313
	Sanofi	2.625%	3/29/16	21,976	23,073
	Sanofi	4.000%	3/29/21	9,871	11,018
	Hillshire Brands Co.	4.100%	9/15/20	187	195
	St. Jude Medical Inc.	2.200%	9/15/13	4,900	4,983
	St. Jude Medical Inc.	3.750%	7/15/14	10,275	10,837
	St. Jude Medical Inc.	2.500%	1/15/16	550	571
	St. Jude Medical Inc.	4.875%	7/15/19	1,525	1,745
	Stryker Corp.	3.000%	1/15/15	2,100	2,210
	Stryker Corp.	2.000%	9/30/16	3,875	3,981
	Stryker Corp.	4.375%	1/15/20	2,425	2,744
	Sysco Corp.	5.250%	2/12/18	3,625	4,320

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sysco Corp.	5.375%	9/21/35	6,375	7,979
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	3,850	4,001
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,125	1,180
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	775	881
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	5,005	6,503
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	5,075	5,334
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	3,400	3,576
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	8,090	8,237
Thermo Fisher Scientific Inc.	3.250%	11/20/14	13,700	14,436
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,650	7,065
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,115	11,903
Thermo Fisher Scientific Inc.	4.700%	5/1/20	725	833
Thermo Fisher Scientific Inc.	4.500%	3/1/21	10,400	11,870
Thermo Fisher Scientific Inc.	3.600%	8/15/21	600	645
Tupperware Brands Corp.	4.750%	6/1/21	700	723
Tyson Foods Inc.	4.500%	6/15/22	11,200	11,536
Unilever Capital Corp.	3.650%	2/15/14	6,275	6,586
Unilever Capital Corp.	2.750%	2/10/16	200	212
Unilever Capital Corp.	4.800%	2/15/19	1,500	1,762
Unilever Capital Corp.	4.250%	2/10/21	6,870	8,014
Unilever Capital Corp.	5.900%	11/15/32	1,678	2,325
UST LLC	5.750%	3/1/18	2,700	3,067
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,600	4,888
Watson Pharmaceuticals Inc.	6.125%	8/15/19	4,625	5,324
Whirlpool Corp.	5.500%	3/1/13	12,000	12,348
Whirlpool Corp.	4.850%	6/15/21	2,500	2,592
Whirlpool Corp.	4.700%	6/1/22	1,675	1,693
Wyeth LLC	5.500%	2/1/14	11,761	12,658
Wyeth LLC	5.500%	2/15/16	2,475	2,868
Wyeth LLC	5.450%	4/1/17	925	1,092
Wyeth LLC	6.450%	2/1/24	1,500	2,017
Wyeth LLC	6.500%	2/1/34	3,450	4,718
Wyeth LLC	6.000%	2/15/36	7,655	9,976
Wyeth LLC	5.950%	4/1/37	25,245	33,107
Zimmer Holdings Inc.	1.400%	11/30/14	2,500	2,506
Zimmer Holdings Inc.	4.625%	11/30/19	1,075	1,217
Zimmer Holdings Inc.	3.375%	11/30/21	2,725	2,817
Zimmer Holdings Inc.	5.750%	11/30/39	4,340	5,297
Energy (1.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	3,400	4,027
Anadarko Finance Co.	7.500%	5/1/31	1,220	1,549
Anadarko Petroleum Corp.	7.625%	3/15/14	25,675	28,220
Anadarko Petroleum Corp.	5.750%	6/15/14	6,150	6,619
Anadarko Petroleum Corp.	5.950%	9/15/16	35,326	40,130
Anadarko Petroleum Corp.	6.375%	9/15/17	480	559
Anadarko Petroleum Corp.	6.950%	6/15/19	675	824
Anadarko Petroleum Corp.	6.450%	9/15/36	10,720	12,280
Anadarko Petroleum Corp.	7.950%	6/15/39	3,775	4,939
Anadarko Petroleum Corp.	6.200%	3/15/40	1,025	1,163
Apache Corp.	6.000%	9/15/13	6,365	6,766
Apache Corp.	5.625%	1/15/17	700	829
Apache Corp.	1.750%	4/15/17	800	816
Apache Corp.	6.900%	9/15/18	7,100	8,993
Apache Corp.	3.625%	2/1/21	4,700	5,057
Apache Corp.	6.000%	1/15/37	11,000	13,919
Apache Corp.	5.100%	9/1/40	11,900	13,663
Apache Corp.	5.250%	2/1/42	9,300	10,949
Apache Corp.	4.750%	4/15/43	2,500	2,779
Apache Finance Canada Corp.	7.750%	12/15/29	1,075	1,580
Baker Hughes Inc.	7.500%	11/15/18	240	317
Baker Hughes Inc.	3.200%	8/15/21	3,675	3,844
Baker Hughes Inc.	6.875%	1/15/29	700	942

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Baker Hughes Inc.	5.125%	9/15/40	14,465	16,935
BJ Services Co.	6.000%	6/1/18	2,825	3,423
BP Capital Markets plc	5.250%	11/7/13	17,375	18,406
BP Capital Markets plc	3.625%	5/8/14	5,625	5,898
BP Capital Markets plc	1.700%	12/5/14	2,300	2,337
BP Capital Markets plc	3.875%	3/10/15	9,985	10,703
BP Capital Markets plc	3.125%	10/1/15	17,375	18,439
BP Capital Markets plc	3.200%	3/11/16	20,200	21,476
BP Capital Markets plc	2.248%	11/1/16	7,650	7,868
BP Capital Markets plc	1.846%	5/5/17	16,975	17,119
BP Capital Markets plc	4.750%	3/10/19	11,725	13,300
BP Capital Markets plc	4.742%	3/11/21	14,300	16,368
BP Capital Markets plc	3.561%	11/1/21	7,335	7,765
BP Capital Markets plc	3.245%	5/6/22	11,175	11,551
Burlington Resources Finance Co.	7.200%	8/15/31	750	1,054
Burlington Resources Finance Co.	7.400%	12/1/31	4,275	6,051
Cameron International Corp.	1.600%	4/30/15	4,050	4,050
Cameron International Corp.	6.375%	7/15/18	975	1,159
Cameron International Corp.	7.000%	7/15/38	100	128
Cameron International Corp.	5.950%	6/1/41	400	455
Canadian Natural Resources Ltd.	1.450%	11/14/14	1,300	1,317
Canadian Natural Resources Ltd.	4.900%	12/1/14	5,400	5,916
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,225	4,912
Canadian Natural Resources Ltd.	5.700%	5/15/17	11,301	13,227
Canadian Natural Resources Ltd.	3.450%	11/15/21	525	545
Canadian Natural Resources Ltd.	7.200%	1/15/32	4,800	6,302
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	7,129
Canadian Natural Resources Ltd.	6.500%	2/15/37	9,180	11,346
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,239
Cenovus Energy Inc.	4.500%	9/15/14	4,625	4,940
Cenovus Energy Inc.	5.700%	10/15/19	4,575	5,406
Cenovus Energy Inc.	6.750%	11/15/39	21,450	26,610
Chevron Corp.	3.950%	3/3/14	6,165	6,509
Chevron Corp.	4.950%	3/3/19	14,025	16,933
ConocoPhillips	4.750%	2/1/14	5,125	5,451
ConocoPhillips	4.600%	1/15/15	12,200	13,360
ConocoPhillips	5.750%	2/1/19	28,725	35,130
ConocoPhillips	5.900%	10/15/32	9,151	11,627
ConocoPhillips	5.900%	5/15/38	4,242	5,535
ConocoPhillips	6.500%	2/1/39	4,000	5,563
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	28,725	34,032
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	4,450	5,590
ConocoPhillips Holding Co.	6.950%	4/15/29	9,390	12,866
Devon Energy Corp.	5.625%	1/15/14	8,800	9,417
Devon Energy Corp.	2.400%	7/15/16	750	772
Devon Energy Corp.	1.875%	5/15/17	1,525	1,525
Devon Energy Corp.	4.000%	7/15/21	1,250	1,356
Devon Energy Corp.	3.250%	5/15/22	5,825	5,933
Devon Energy Corp.	7.950%	4/15/32	1,125	1,615
Devon Energy Corp.	5.600%	7/15/41	6,150	7,143
Devon Energy Corp.	4.750%	5/15/42	2,000	2,099
Devon Financing Corp. ULC	7.875%	9/30/31	16,526	23,659
Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,250	2,442
Diamond Offshore Drilling Inc.	4.875%	7/1/15	600	656
Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,700	3,210
Diamond Offshore Drilling Inc.	5.700%	10/15/39	4,000	4,737
Encana Corp.	4.750%	10/15/13	75	78
Encana Corp.	5.900%	12/1/17	7,450	8,541
Encana Corp.	3.900%	11/15/21	6,450	6,375
Encana Corp.	7.200%	11/1/31	5,675	6,702
Encana Corp.	6.500%	8/15/34	8,525	9,344
Encana Corp.	6.625%	8/15/37	4,479	5,069
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,900	5,277
Ensco plc	3.250%	3/15/16	4,000	4,200

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ensco plc	4.700%	3/15/21	9,500	10,325
EOG Resources Inc.	6.125%	10/1/13	650	692
EOG Resources Inc.	2.950%	6/1/15	5,350	5,626
EOG Resources Inc.	5.875%	9/15/17	3,025	3,631
EOG Resources Inc.	5.625%	6/1/19	850	1,023
EOG Resources Inc.	4.400%	6/1/20	2,875	3,243
EOG Resources Inc.	4.100%	2/1/21	9,500	10,573
EQT Corp.	6.500%	4/1/18	11,475	13,050
EQT Corp.	8.125%	6/1/19	325	390
Global Marine Inc.	7.000%	6/1/28	3,150	3,370
Halliburton Co.	6.150%	9/15/19	2,945	3,649
Halliburton Co.	6.700%	9/15/38	10,225	14,063
Halliburton Co.	7.450%	9/15/39	5,060	7,506
Halliburton Co.	4.500%	11/15/41	5,275	5,552
Hess Corp.	8.125%	2/15/19	10,725	13,798
Hess Corp.	7.875%	10/1/29	5,895	7,798
Hess Corp.	7.300%	8/15/31	4,510	5,746
Hess Corp.	7.125%	3/15/33	4,675	5,871
Hess Corp.	6.000%	1/15/40	6,518	7,279
Hess Corp.	5.600%	2/15/41	7,375	7,825
Husky Energy Inc.	5.900%	6/15/14	8,607	9,362
Husky Energy Inc.	6.150%	6/15/19	800	923
Husky Energy Inc.	7.250%	12/15/19	2,435	3,020
Husky Energy Inc.	6.800%	9/15/37	2,175	2,704
Kerr-McGee Corp.	6.950%	7/1/24	12,420	15,333
Kerr-McGee Corp.	7.875%	9/15/31	2,015	2,593
Marathon Oil Corp.	6.000%	10/1/17	10,475	12,342
Marathon Oil Corp.	5.900%	3/15/18	3,997	4,683
Marathon Oil Corp.	6.800%	3/15/32	7,367	9,342
Marathon Oil Corp.	6.600%	10/1/37	610	759
Marathon Petroleum Corp.	3.500%	3/1/16	3,000	3,142
Marathon Petroleum Corp.	5.125%	3/1/21	6,800	7,624
Murphy Oil Corp.	4.000%	6/1/22	2,300	2,343
Murphy Oil Corp.	7.050%	5/1/29	4,700	5,591
Nabors Industries Inc.	6.150%	2/15/18	17,650	20,253
Nabors Industries Inc.	9.250%	1/15/19	3,025	3,909
Nabors Industries Inc.	5.000%	9/15/20	2,325	2,483
Nexen Inc.	6.200%	7/30/19	3,500	4,066
Nexen Inc.	7.875%	3/15/32	9,875	12,345
Nexen Inc.	5.875%	3/10/35	3,287	3,425
Nexen Inc.	6.400%	5/15/37	9,450	10,077
Nexen Inc.	7.500%	7/30/39	6,700	7,887
Noble Energy Inc.	8.250%	3/1/19	3,829	4,887
Noble Energy Inc.	4.150%	12/15/21	8,525	8,953
Noble Energy Inc.	8.000%	4/1/27	525	703
Noble Energy Inc.	6.000%	3/1/41	3,600	4,074
Noble Holding International Ltd.	3.450%	8/1/15	9,050	9,480
Noble Holding International Ltd.	3.050%	3/1/16	4,250	4,392
Noble Holding International Ltd.	4.900%	8/1/20	3,825	4,143
Noble Holding International Ltd.	3.950%	3/15/22	1,225	1,233
Noble Holding International Ltd.	6.200%	8/1/40	4,450	4,963
Noble Holding International Ltd.	6.050%	3/1/41	1,020	1,108
Noble Holding International Ltd.	5.250%	3/15/42	1,225	1,209
Occidental Petroleum Corp.	2.500%	2/1/16	9,675	10,154
Occidental Petroleum Corp.	1.750%	2/15/17	4,101	4,190
Occidental Petroleum Corp.	1.500%	2/15/18	750	754
Occidental Petroleum Corp.	4.100%	2/1/21	14,700	16,565
Occidental Petroleum Corp.	3.125%	2/15/22	12,700	13,242
Occidental Petroleum Corp.	2.700%	2/15/23	5,000	5,032
PC Financial Partnership	5.000%	11/15/14	8,100	8,748
Petro-Canada	4.000%	7/15/13	5,600	5,772
Petro-Canada	6.050%	5/15/18	6,075	7,192
Petro-Canada	7.875%	6/15/26	1,500	2,103
Petro-Canada	7.000%	11/15/28	1,175	1,460

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Petro-Canada	5.350%	7/15/33	4,825	5,149
	Petro-Canada	5.950%	5/15/35	7,040	7,895
	Petro-Canada	6.800%	5/15/38	4,475	5,592
	Petrohawk Energy Corp.	10.500%	8/1/14	1,725	1,906
	Petrohawk Energy Corp.	7.875%	6/1/15	1,900	1,976
6	Phillips 66	1.950%	3/5/15	2,350	2,375
6	Phillips 66	2.950%	5/1/17	14,100	14,507
6	Phillips 66	4.300%	4/1/22	12,175	12,818
6	Phillips 66	5.875%	5/1/42	15,375	16,335
	Pioneer Natural Resources Co.	3.950%	7/15/22	4,835	4,835
	Pride International Inc.	8.500%	6/15/19	725	934
	Pride International Inc.	6.875%	8/15/20	14,600	17,925
	Pride International Inc.	7.875%	8/15/40	11,800	16,666
	Rowan Cos. Inc.	7.875%	8/1/19	7,500	9,059
	Shell International Finance BV	4.000%	3/21/14	52,575	55,692
	Shell International Finance BV	3.100%	6/28/15	13,525	14,414
	Shell International Finance BV	3.250%	9/22/15	3,600	3,873
	Shell International Finance BV	5.200%	3/22/17	1,450	1,714
	Shell International Finance BV	4.300%	9/22/19	27,250	31,639
	Shell International Finance BV	4.375%	3/25/20	2,500	2,903
	Shell International Finance BV	6.375%	12/15/38	14,009	19,851
	Shell International Finance BV	5.500%	3/25/40	3,000	3,901
6	Southwestern Energy Co.	4.100%	3/15/22	3,350	3,382
	Suncor Energy Inc.	6.100%	6/1/18	875	1,042
	Suncor Energy Inc.	7.150%	2/1/32	4,885	6,260
	Suncor Energy Inc.	5.950%	12/1/34	250	287
	Suncor Energy Inc.	6.500%	6/15/38	24,905	30,269
	Suncor Energy Inc.	6.850%	6/1/39	4,475	5,600
	Talisman Energy Inc.	7.750%	6/1/19	16,137	19,789
	Talisman Energy Inc.	3.750%	2/1/21	1,285	1,290
	Talisman Energy Inc.	7.250%	10/15/27	850	1,076
	Talisman Energy Inc.	5.850%	2/1/37	6,500	6,916
	Talisman Energy Inc.	6.250%	2/1/38	155	169
	Tosco Corp.	7.800%	1/1/27	900	1,286
	Tosco Corp.	8.125%	2/15/30	15,635	23,633
	Total Capital Canada Ltd.	1.625%	1/28/14	5,325	5,412
	Total Capital International SA	1.500%	2/17/17	300	301
	Total Capital International SA	1.550%	6/28/17	8,525	8,540
	Total Capital SA	3.000%	6/24/15	21,040	22,331
	Total Capital SA	2.300%	3/15/16	975	1,013
	Total Capital SA	4.450%	6/24/20	6,925	7,895
	Total Capital SA	4.125%	1/28/21	22,400	24,916
	Transocean Inc.	4.950%	11/15/15	11,300	12,156
	Transocean Inc.	6.000%	3/15/18	6,075	6,769
	Transocean Inc.	6.500%	11/15/20	5,135	5,821
	Transocean Inc.	7.500%	4/15/31	2,000	2,348
	Transocean Inc.	6.800%	3/15/38	5,365	6,055
	Transocean Inc.	7.350%	12/15/41	3,150	3,811
	Valero Energy Corp.	4.500%	2/1/15	2,625	2,826
	Valero Energy Corp.	9.375%	3/15/19	7,566	9,969
	Valero Energy Corp.	6.125%	2/1/20	12,675	14,661
	Valero Energy Corp.	7.500%	4/15/32	6,915	8,019
	Valero Energy Corp.	6.625%	6/15/37	14,065	15,649
	Valero Energy Corp.	10.500%	3/15/39	6,650	9,886
	Weatherford International Inc.	6.350%	6/15/17	5,750	6,614
	Weatherford International Inc.	6.800%	6/15/37	275	309
	Weatherford International Ltd.	6.000%	3/15/18	8,325	9,463
	Weatherford International Ltd.	9.625%	3/1/19	38,981	50,933
	Weatherford International Ltd.	6.500%	8/1/36	925	1,001
	Weatherford International Ltd.	7.000%	3/15/38	1,750	2,003
	Weatherford International Ltd.	5.950%	4/15/42	1,000	1,036
	XTO Energy Inc.	5.750%	12/15/13	4,650	4,989
	XTO Energy Inc.	6.250%	8/1/17	9,075	11,252

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/2111	11,800	12,902
Cintas Corp. No 2	6.125%	12/1/17	1,625	1,934
Cintas Corp. No 2	3.250%	6/1/22	4,000	4,013
Fluor Corp.	3.375%	9/15/21	3,125	3,270
Massachusetts Institute of Technology GO	5.600%	7/1/2111	9,785	13,547
Technology (0.9%)
Adobe Systems Inc.	3.250%	2/1/15	4,525	4,759
Adobe Systems Inc.	4.750%	2/1/20	6,625	7,391
Agilent Technologies Inc.	5.500%	9/14/15	3,125	3,500
Agilent Technologies Inc.	6.500%	11/1/17	15,750	18,938
Altera Corp.	1.750%	5/15/17	2,350	2,368
Amphenol Corp.	4.750%	11/15/14	4,125	4,433
Amphenol Corp.	4.000%	2/1/22	550	561
Analog Devices Inc.	5.000%	7/1/14	3,425	3,704
Analog Devices Inc.	3.000%	4/15/16	1,075	1,146
Applied Materials Inc.	2.650%	6/15/16	1,000	1,047
Applied Materials Inc.	4.300%	6/15/21	7,025	7,795
Applied Materials Inc.	5.850%	6/15/41	8,925	10,867
Arrow Electronics Inc.	6.875%	7/1/13	200	211
Arrow Electronics Inc.	3.375%	11/1/15	2,600	2,685
Arrow Electronics Inc.	5.125%	3/1/21	1,185	1,242
Avnet Inc.	6.625%	9/15/16	235	267
BMC Software Inc.	7.250%	6/1/18	2,300	2,766
Broadcom Corp.	2.700%	11/1/18	2,980	3,092
CA Inc.	5.375%	12/1/19	3,500	3,942
Cisco Systems Inc.	1.625%	3/14/14	9,267	9,449
Cisco Systems Inc.	2.900%	11/17/14	1,975	2,083
Cisco Systems Inc.	5.500%	2/22/16	12,490	14,497
Cisco Systems Inc.	3.150%	3/14/17	5,465	5,946
Cisco Systems Inc.	4.950%	2/15/19	24,989	29,498
Cisco Systems Inc.	4.450%	1/15/20	23,845	27,548
Cisco Systems Inc.	5.900%	2/15/39	20,115	26,209
Cisco Systems Inc.	5.500%	1/15/40	3,975	4,932
Computer Sciences Corp.	6.500%	3/15/18	2,200	2,353
Corning Inc.	6.625%	5/15/19	3,180	3,855
Corning Inc.	4.250%	8/15/20	300	328
Corning Inc.	7.250%	8/15/36	300	371
Corning Inc.	4.700%	3/15/37	3,450	3,579
Corning Inc.	5.750%	8/15/40	4,525	5,263
Dell Inc.	1.400%	9/10/13	6,200	6,256
Dell Inc.	2.300%	9/10/15	2,015	2,077
Dell Inc.	3.100%	4/1/16	3,000	3,178
Dell Inc.	5.650%	4/15/18	3,225	3,717
Dell Inc.	5.875%	6/15/19	3,850	4,526
Dell Inc.	6.500%	4/15/38	7,600	8,918
Equifax Inc.	4.450%	12/1/14	2,175	2,296
Equifax Inc.	6.300%	7/1/17	1,075	1,241
Fiserv Inc.	3.125%	10/1/15	1,100	1,140
Fiserv Inc.	3.125%	6/15/16	1,025	1,057
Fiserv Inc.	6.800%	11/20/17	5,950	7,106
Google Inc.	2.125%	5/19/16	775	811
Google Inc.	3.625%	5/19/21	8,515	9,416
Harris Corp.	5.000%	10/1/15	3,675	4,008
Harris Corp.	5.950%	12/1/17	225	262
Harris Corp.	4.400%	12/15/20	1,725	1,857
Harris Corp.	6.150%	12/15/40	3,750	4,402
Hewlett-Packard Co.	1.250%	9/13/13	9,875	9,894
Hewlett-Packard Co.	6.125%	3/1/14	23,950	25,707
Hewlett-Packard Co.	1.550%	5/30/14	4,675	4,701
Hewlett-Packard Co.	4.750%	6/2/14	11,400	12,047
Hewlett-Packard Co.	2.625%	12/9/14	1,300	1,331
Hewlett-Packard Co.	2.350%	3/15/15	6,350	6,449

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hewlett-Packard Co.	2.125%	9/13/15	12,550	12,667
Hewlett-Packard Co.	2.200%	12/1/15	3,950	3,973
Hewlett-Packard Co.	3.000%	9/15/16	17,900	18,389
Hewlett-Packard Co.	3.300%	12/9/16	10,710	11,166
Hewlett-Packard Co.	5.400%	3/1/17	2,035	2,273
Hewlett-Packard Co.	2.600%	9/15/17	11,000	10,993
Hewlett-Packard Co.	5.500%	3/1/18	6,575	7,365
Hewlett-Packard Co.	3.750%	12/1/20	6,275	6,252
Hewlett-Packard Co.	4.300%	6/1/21	675	698
Hewlett-Packard Co.	4.375%	9/15/21	8,925	9,180
Hewlett-Packard Co.	4.650%	12/9/21	2,950	3,095
Hewlett-Packard Co.	4.050%	9/15/22	6,500	6,554
Hewlett-Packard Co.	6.000%	9/15/41	15,500	17,144
HP Enterprise Services LLC	6.000%	8/1/13	5,225	5,485
Intel Corp.	1.950%	10/1/16	4,625	4,799
Intel Corp.	3.300%	10/1/21	11,901	12,753
Intel Corp.	4.800%	10/1/41	17,200	19,696
International Business Machines Corp.	1.000%	8/5/13	18,000	18,125
International Business Machines Corp.	6.500%	10/15/13	2,796	3,002
International Business Machines Corp.	0.875%	10/31/14	200	201
International Business Machines Corp.	0.550%	2/6/15	8,000	7,955
International Business Machines Corp.	2.000%	1/5/16	2,000	2,057
International Business Machines Corp.	1.950%	7/22/16	35,775	36,842
International Business Machines Corp.	1.250%	2/6/17	5,000	5,015
International Business Machines Corp.	5.700%	9/14/17	35,351	42,617
International Business Machines Corp.	7.625%	10/15/18	6,475	8,626
International Business Machines Corp.	1.875%	5/15/19	1,025	1,033
International Business Machines Corp.	7.000%	10/30/25	965	1,340
International Business Machines Corp.	6.220%	8/1/27	9,850	12,967
International Business Machines Corp.	6.500%	1/15/28	600	802
International Business Machines Corp.	5.875%	11/29/32	875	1,154
International Business Machines Corp.	5.600%	11/30/39	8,919	11,651
International Business Machines Corp.	4.000%	6/20/42	9,252	9,644
Intuit Inc.	5.750%	3/15/17	1,900	2,180
Juniper Networks Inc.	3.100%	3/15/16	1,095	1,140
Juniper Networks Inc.	4.600%	3/15/21	1,500	1,606
Juniper Networks Inc.	5.950%	3/15/41	2,900	3,343
KLA-Tencor Corp.	6.900%	5/1/18	3,000	3,585
Lexmark International Inc.	6.650%	6/1/18	4,650	5,198
Microsoft Corp.	0.875%	9/27/13	6,668	6,710
Microsoft Corp.	2.950%	6/1/14	7,900	8,269
Microsoft Corp.	1.625%	9/25/15	18,145	18,772
Microsoft Corp.	4.200%	6/1/19	6,625	7,718
Microsoft Corp.	3.000%	10/1/20	13,020	14,149
Microsoft Corp.	5.200%	6/1/39	2,075	2,581
Microsoft Corp.	4.500%	10/1/40	5,543	6,355
Microsoft Corp.	5.300%	2/8/41	5,190	6,666
Motorola Solutions Inc.	6.000%	11/15/17	3,075	3,494
Motorola Solutions Inc.	7.500%	5/15/25	850	1,050
Oracle Corp.	5.250%	1/15/16	28,071	32,109
Oracle Corp.	5.750%	4/15/18	14,427	17,520
Oracle Corp.	5.000%	7/8/19	16,825	19,989
Oracle Corp.	3.875%	7/15/20	9,775	10,989
Oracle Corp.	6.500%	4/15/38	3,850	5,241
Oracle Corp.	6.125%	7/8/39	7,950	10,544
Oracle Corp.	5.375%	7/15/40	19,425	23,704
Pitney Bowes Inc.	4.875%	8/15/14	250	260
Pitney Bowes Inc.	4.750%	1/15/16	12,000	12,190
Pitney Bowes Inc.	5.750%	9/15/17	3,775	3,934
Pitney Bowes Inc.	6.250%	3/15/19	200	211
Pitney Bowes Inc.	5.250%	1/15/37	450	442
SAIC Inc.	4.450%	12/1/20	1,850	1,983
SAIC Inc.	5.950%	12/1/40	2,550	2,860
Science Applications International Corp.	5.500%	7/1/33	7,370	7,744

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Symantec Corp.	2.750%	9/15/15	600	617
	Symantec Corp.	2.750%	6/15/17	3,450	3,480
	Symantec Corp.	4.200%	9/15/20	7,200	7,375
	Symantec Corp.	3.950%	6/15/22	5,925	5,906
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	2,150	2,154
	Texas Instruments Inc.	2.375%	5/16/16	3,425	3,604
	Tyco Electronics Group SA	7.125%	10/1/37	14,100	19,075
	Xerox Corp.	8.250%	5/15/14	7,523	8,405
	Xerox Corp.	4.250%	2/15/15	19,875	21,084
	Xerox Corp.	6.400%	3/15/16	8,045	9,203
	Xerox Corp.	6.750%	2/1/17	3,050	3,562
	Xerox Corp.	2.950%	3/15/17	650	658
	Xerox Corp.	6.350%	5/15/18	11,850	13,821
	Xerox Corp.	5.625%	12/15/19	7,575	8,542
	Xerox Corp.	6.750%	12/15/39	675	818
	Transportation (0.5%)
3	American Airlines 2011-1 Class A Pass Through Trust	5.250%	1/31/21	1,019	1,055
3	American Airlines 2011-2 Class A Pass Through Trust	8.625%	4/15/23	3,639	3,858
3	American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	3,525	3,807
	Burlington Northern Santa Fe LLC	7.000%	2/1/14	750	823
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	7,650	8,980
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	8,150	9,675
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	5,800	6,167
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	3,875	4,065
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	4,350	4,412
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	6,711	8,955
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	80	112
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,450	4,309
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	91	112
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,875	8,184
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	9,725	10,668
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	7,050	8,073
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,775	1,935
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	5,875	5,906
	Canadian National Railway Co.	4.950%	1/15/14	1,875	1,995
	Canadian National Railway Co.	5.800%	6/1/16	750	880
	Canadian National Railway Co.	1.450%	12/15/16	1,825	1,837
	Canadian National Railway Co.	5.850%	11/15/17	1,150	1,384
	Canadian National Railway Co.	5.550%	3/1/19	2,160	2,627
	Canadian National Railway Co.	2.850%	12/15/21	1,075	1,112
	Canadian National Railway Co.	6.900%	7/15/28	2,375	3,313
	Canadian National Railway Co.	6.250%	8/1/34	1,625	2,181
	Canadian National Railway Co.	6.200%	6/1/36	2,675	3,602
	Canadian National Railway Co.	6.375%	11/15/37	1,550	2,155
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,350	4,596
	Canadian Pacific Railway Co.	7.125%	10/15/31	810	1,024
	Canadian Pacific Railway Co.	5.950%	5/15/37	1,075	1,218
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	650	753
	Con-way Inc.	6.700%	5/1/34	4,225	4,226
3	Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	5,050	5,328
3	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	4/19/22	1,559	1,691
3	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	1,623	1,838
3	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	20,725	20,414
	CSX Corp.	7.900%	5/1/17	2,795	3,496
	CSX Corp.	6.250%	3/15/18	5,350	6,405
	CSX Corp.	7.375%	2/1/19	35,100	44,799
	CSX Corp.	6.000%	10/1/36	5,931	7,051
	CSX Corp.	6.150%	5/1/37	2,325	2,852
	CSX Corp.	6.220%	4/30/40	5,887	7,270
3	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	8/10/22	8,118	8,737
3	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	9,363	10,638
3	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	3,527	3,735
3	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	5/7/20	775	785

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	JB Hunt Transport Services Inc.	3.375%	9/15/15	10,100	10,435
	Norfolk Southern Corp.	5.257%	9/17/14	45	49
	Norfolk Southern Corp.	5.750%	1/15/16	8,200	9,423
	Norfolk Southern Corp.	7.700%	5/15/17	5,125	6,460
	Norfolk Southern Corp.	5.750%	4/1/18	2,575	3,042
	Norfolk Southern Corp.	5.900%	6/15/19	11,450	13,983
	Norfolk Southern Corp.	3.250%	12/1/21	4,400	4,566
	Norfolk Southern Corp.	5.590%	5/17/25	534	647
	Norfolk Southern Corp.	7.800%	5/15/27	5,500	7,902
	Norfolk Southern Corp.	5.640%	5/17/29	2,305	2,766
	Norfolk Southern Corp.	7.250%	2/15/31	5,772	8,004
	Norfolk Southern Corp.	4.837%	10/1/41	11,566	12,762
	Norfolk Southern Corp.	6.000%	5/23/2111	9,175	11,000
	Norfolk Southern Railway Co.	9.750%	6/15/20	1,554	2,263
	Ryder System Inc.	5.850%	3/1/14	1,725	1,843
	Ryder System Inc.	3.150%	3/2/15	5,275	5,448
	Ryder System Inc.	7.200%	9/1/15	3,650	4,174
	Ryder System Inc.	3.600%	3/1/16	3,650	3,844
	Ryder System Inc.	5.850%	11/1/16	8,425	9,607
	Ryder System Inc.	3.500%	6/1/17	1,625	1,706
	Southwest Airlines Co.	5.250%	10/1/14	175	189
	Southwest Airlines Co.	5.750%	12/15/16	2,925	3,381
	Southwest Airlines Co.	5.125%	3/1/17	700	767
3	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	1,675	1,905
3	UAL 2009-2A Pass Through Trust	9.750%	1/15/17	985	1,118
	Union Pacific Corp.	5.700%	8/15/18	1,000	1,200
	Union Pacific Corp.	4.000%	2/1/21	200	221
	Union Pacific Corp.	4.163%	7/15/22	36,002	40,133
	Union Pacific Corp.	6.625%	2/1/29	2,160	2,858
	Union Pacific Corp.	5.780%	7/15/40	5,175	6,418
	Union Pacific Corp.	4.750%	9/15/41	11,800	12,744
3	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	1,250	1,506
	United Parcel Service Inc.	3.875%	4/1/14	10,175	10,742
	United Parcel Service Inc.	5.500%	1/15/18	2,360	2,832
	United Parcel Service Inc.	5.125%	4/1/19	5,850	7,067
	United Parcel Service Inc.	3.125%	1/15/21	22,860	24,441
	United Parcel Service Inc.	6.200%	1/15/38	4,650	6,371
					13,226,887
Utilities (2.4%)
	Electric (1.6%)
	AEP Texas Central Co.	6.650%	2/15/33	2,300	2,924
	Alabama Power Co.	5.200%	6/1/41	3,550	4,312
	Alabama Power Co.	4.100%	1/15/42	4,875	5,004
	Ameren Corp.	8.875%	5/15/14	1,000	1,115
	Ameren Illinois Co.	6.125%	11/15/17	1,300	1,524
	Ameren Illinois Co.	6.250%	4/1/18	4,425	5,226
	Appalachian Power Co.	3.400%	5/24/15	5,250	5,515
	Appalachian Power Co.	7.950%	1/15/20	350	468
	Appalachian Power Co.	4.600%	3/30/21	5,975	6,705
	Appalachian Power Co.	5.800%	10/1/35	1,150	1,319
	Appalachian Power Co.	7.000%	4/1/38	500	666
	Arizona Public Service Co.	5.800%	6/30/14	4,672	5,093
	Arizona Public Service Co.	4.650%	5/15/15	2,925	3,178
	Arizona Public Service Co.	8.750%	3/1/19	2,300	3,035
	Arizona Public Service Co.	5.500%	9/1/35	3,580	4,201
	Arizona Public Service Co.	4.500%	4/1/42	4,100	4,238
	Atlantic City Electric Co.	7.750%	11/15/18	5,225	6,806
	Baltimore Gas & Electric Co.	5.900%	10/1/16	3,525	4,110
	Baltimore Gas & Electric Co.	3.500%	11/15/21	1,700	1,803
	Baltimore Gas & Electric Co.	6.350%	10/1/36	625	817
	Carolina Power & Light Co.	5.125%	9/15/13	3,850	4,055
	Carolina Power & Light Co.	5.300%	1/15/19	35,600	42,804
	CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	400	428

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	225	247
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	300	413
	CenterPoint Energy Inc.	6.500%	5/1/18	70	83
	Cleco Power LLC	6.500%	12/1/35	4,300	5,350
	Cleco Power LLC	6.000%	12/1/40	4,075	4,753
	Cleveland Electric Illuminating Co.	5.650%	12/15/13	175	185
	Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,677	3,328
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	900	1,042
	Commonwealth Edison Co.	5.950%	8/15/16	11,630	13,664
	Commonwealth Edison Co.	6.150%	9/15/17	13,650	16,497
	Commonwealth Edison Co.	5.800%	3/15/18	2,975	3,587
	Commonwealth Edison Co.	4.000%	8/1/20	2,175	2,439
	Commonwealth Edison Co.	3.400%	9/1/21	3,000	3,215
	Commonwealth Edison Co.	5.875%	2/1/33	490	630
	Commonwealth Edison Co.	5.900%	3/15/36	2,686	3,478
	Commonwealth Edison Co.	6.450%	1/15/38	9,205	12,577
	Connecticut Light & Power Co.	6.350%	6/1/36	5,100	6,654
	Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,400	1,597
	Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,675	6,611
	Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	350	428
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,975	7,567
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,100	7,379
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,865	13,928
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,000	4,069
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,025	1,467
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,725	7,379
	Consolidated Natural Gas Co.	5.000%	12/1/14	4,725	5,122
	Constellation Energy Group Inc.	4.550%	6/15/15	8,631	9,277
	Constellation Energy Group Inc.	5.150%	12/1/20	4,500	4,971
	Consumers Energy Co.	5.500%	8/15/16	1,800	2,081
	Consumers Energy Co.	6.125%	3/15/19	9,550	11,757
	Consumers Energy Co.	6.700%	9/15/19	5,000	6,451
	Consumers Energy Co.	2.850%	5/15/22	8,725	8,913
	Delmarva Power & Light Co.	4.000%	6/1/42	225	229
	Detroit Edison Co.	3.450%	10/1/20	1,700	1,835
	Detroit Edison Co.	3.900%	6/1/21	1,575	1,730
	Detroit Edison Co.	2.650%	6/15/22	2,300	2,320
	Detroit Edison Co.	5.700%	10/1/37	950	1,195
	Detroit Edison Co.	3.950%	6/15/42	5,025	5,109
	Dominion Resources Inc.	1.800%	3/15/14	3,800	3,857
	Dominion Resources Inc.	5.150%	7/15/15	15,608	17,386
	Dominion Resources Inc.	2.250%	9/1/15	2,880	2,973
	Dominion Resources Inc.	1.950%	8/15/16	5,450	5,556
	Dominion Resources Inc.	6.000%	11/30/17	4,625	5,525
	Dominion Resources Inc.	6.400%	6/15/18	290	356
	Dominion Resources Inc.	8.875%	1/15/19	430	584
	Dominion Resources Inc.	4.450%	3/15/21	18,200	20,728
	Dominion Resources Inc.	6.300%	3/15/33	1,400	1,791
	Dominion Resources Inc.	5.250%	8/1/33	2,575	2,932
	Dominion Resources Inc.	5.950%	6/15/35	8,775	10,921
	Dominion Resources Inc.	7.000%	6/15/38	425	584
	Dominion Resources Inc.	4.900%	8/1/41	8,150	9,165
3	Dominion Resources Inc.	7.500%	6/30/66	3,775	4,030
	DTE Energy Co.	6.375%	4/15/33	4,325	5,551
	Duke Energy Carolinas LLC	5.750%	11/15/13	400	429
	Duke Energy Carolinas LLC	4.300%	6/15/20	5,700	6,568
	Duke Energy Carolinas LLC	6.000%	12/1/28	2,750	3,427
	Duke Energy Carolinas LLC	6.450%	10/15/32	1,575	2,069
	Duke Energy Carolinas LLC	6.100%	6/1/37	7,725	10,125
	Duke Energy Carolinas LLC	6.000%	1/15/38	5,676	7,429
	Duke Energy Carolinas LLC	6.050%	4/15/38	3,180	4,224
	Duke Energy Carolinas LLC	5.300%	2/15/40	3,275	4,041
	Duke Energy Carolinas LLC	4.250%	12/15/41	5,000	5,352
	Duke Energy Corp.	6.300%	2/1/14	4,420	4,781

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Corp.	3.950%	9/15/14	4,225	4,489
	Duke Energy Corp.	3.350%	4/1/15	4,675	4,936
	Duke Energy Corp.	2.150%	11/15/16	9,075	9,291
	Duke Energy Corp.	5.050%	9/15/19	10,000	11,719
	Duke Energy Corp.	3.550%	9/15/21	7,500	7,991
	Duke Energy Indiana Inc.	5.000%	9/15/13	425	446
	Duke Energy Indiana Inc.	6.050%	6/15/16	325	381
	Duke Energy Indiana Inc.	6.120%	10/15/35	1,075	1,307
	Duke Energy Indiana Inc.	6.350%	8/15/38	8,100	10,928
	Duke Energy Indiana Inc.	6.450%	4/1/39	900	1,236
	Duke Energy Indiana Inc.	4.200%	3/15/42	2,875	2,955
	Duke Energy Ohio Inc.	5.450%	4/1/19	8	10
	El Paso Electric Co.	6.000%	5/15/35	1,725	2,032
	Empresa Nacional de Electricidad SA	8.350%	8/1/13	2,275	2,408
	Enersis SA	7.375%	1/15/14	1,000	1,071
	Entergy Arkansas Inc.	3.750%	2/15/21	2,500	2,620
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	8,675	10,099
	Entergy Louisiana LLC	1.875%	12/15/14	1,900	1,951
	Entergy Louisiana LLC	5.400%	11/1/24	325	390
	Exelon Corp.	4.900%	6/15/15	7,000	7,617
	Exelon Corp.	5.625%	6/15/35	1,500	1,628
	Exelon Generation Co. LLC	5.350%	1/15/14	3,148	3,339
	Exelon Generation Co. LLC	6.200%	10/1/17	5,255	6,055
	Exelon Generation Co. LLC	4.000%	10/1/20	8,800	8,892
	Exelon Generation Co. LLC	6.250%	10/1/39	1,175	1,281
6	Exelon Generation Co. LLC	5.600%	6/15/42	2,926	2,944
	FirstEnergy Corp.	7.375%	11/15/31	8,155	10,423
	FirstEnergy Solutions Corp.	4.800%	2/15/15	7,025	7,476
	FirstEnergy Solutions Corp.	6.050%	8/15/21	75	82
	FirstEnergy Solutions Corp.	6.800%	8/15/39	2,800	2,963
	Florida Power & Light Co.	5.550%	11/1/17	1,850	2,233
	Florida Power & Light Co.	5.950%	10/1/33	225	301
	Florida Power & Light Co.	5.625%	4/1/34	3,825	4,886
	Florida Power & Light Co.	4.950%	6/1/35	550	651
	Florida Power & Light Co.	5.400%	9/1/35	5,650	6,986
	Florida Power & Light Co.	6.200%	6/1/36	4,900	6,691
	Florida Power & Light Co.	5.650%	2/1/37	4,175	5,364
	Florida Power & Light Co.	5.850%	5/1/37	1,675	2,208
	Florida Power & Light Co.	5.950%	2/1/38	9,850	13,201
	Florida Power & Light Co.	5.960%	4/1/39	1,175	1,587
	Florida Power & Light Co.	4.125%	2/1/42	10,150	10,644
	Florida Power Corp.	5.650%	6/15/18	3,100	3,744
	Florida Power Corp.	6.350%	9/15/37	10,725	14,394
	Florida Power Corp.	6.400%	6/15/38	7,200	9,833
	Florida Power Corp.	5.650%	4/1/40	1,000	1,256
	Georgia Power Co.	6.000%	11/1/13	3,000	3,209
	Georgia Power Co.	3.000%	4/15/16	3,400	3,624
	Georgia Power Co.	5.700%	6/1/17	16,444	19,491
	Georgia Power Co.	2.850%	5/15/22	6,150	6,176
	Georgia Power Co.	5.650%	3/1/37	325	397
	Georgia Power Co.	5.950%	2/1/39	2,000	2,550
	Georgia Power Co.	5.400%	6/1/40	4,000	4,786
	Georgia Power Co.	4.750%	9/1/40	2,200	2,419
	Georgia Power Co.	4.300%	3/15/42	8,125	8,477
	Great Plains Energy Inc.	2.750%	8/15/13	3,000	3,041
	Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,290
	Iberdrola International BV	6.750%	7/15/36	3,650	3,441
	Indiana Michigan Power Co.	7.000%	3/15/19	625	782
	Indiana Michigan Power Co.	6.050%	3/15/37	8,175	9,848
3	Integrys Energy Group Inc.	6.110%	12/1/66	4,990	4,965
	Interstate Power & Light Co.	6.250%	7/15/39	2,400	3,215
	Jersey Central Power & Light Co.	5.625%	5/1/16	8,700	9,975
	Jersey Central Power & Light Co.	5.650%	6/1/17	4,600	5,333
3	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,600	2,930

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kansas City Power & Light Co.	6.050%	11/15/35	1,725	2,095
	Kansas City Power & Light Co.	5.300%	10/1/41	5,450	5,987
3	Kansas Gas & Electric Co.	5.647%	3/29/21	150	164
	Kentucky Utilities Co.	1.625%	11/1/15	750	764
	Kentucky Utilities Co.	3.250%	11/1/20	3,550	3,793
	Kentucky Utilities Co.	5.125%	11/1/40	2,410	2,910
	LG&E & KU Energy LLC	3.750%	11/15/20	3,655	3,737
	LG&E & KU Energy LLC	2.125%	11/15/15	2,800	2,798
	Louisville Gas & Electric Co.	5.125%	11/15/40	2,075	2,498
	Metropolitan Edison Co.	7.700%	1/15/19	5,236	6,614
	MidAmerican Energy Co.	5.950%	7/15/17	1,825	2,178
	MidAmerican Energy Co.	5.300%	3/15/18	450	529
	MidAmerican Energy Co.	6.750%	12/30/31	4,650	6,182
	MidAmerican Energy Co.	5.750%	11/1/35	1,400	1,733
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	1,175	1,250
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	8,575	10,227
	MidAmerican Energy Holdings Co.	8.480%	9/15/28	965	1,406
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	33,924	42,793
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	9,250	11,472
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	2,390	3,146
	Mississippi Power Co.	4.250%	3/15/42	2,750	2,850
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	5,775	6,058
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,265	2,423
	National Rural Utilities Cooperative Finance Corp.	1.000%	2/2/15	200	201
	National Rural Utilities Cooperative Finance Corp.	3.875%	9/16/15	6,750	7,363
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	4,600	5,379
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	11,585	13,741
	National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	21,280	30,817
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	4,550	6,770
	Nevada Power Co.	7.125%	3/15/19	16,965	21,713
	Nevada Power Co.	6.650%	4/1/36	775	1,045
	Nevada Power Co.	6.750%	7/1/37	6,627	9,039
	Nevada Power Co.	5.375%	9/15/40	5,605	6,637
	Nevada Power Co.	5.450%	5/15/41	900	1,079
	NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	3,825	3,885
	NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	2,000	2,054
	NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	825	993
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	20,650	24,225
3	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,175	2,240
3	NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	2,750	2,826
	Northern States Power Co.	1.950%	8/15/15	2,225	2,287
	Northern States Power Co.	5.250%	3/1/18	1,875	2,234
	Northern States Power Co.	5.250%	7/15/35	325	391
	Northern States Power Co.	6.250%	6/1/36	1,650	2,250
	Northern States Power Co.	6.200%	7/1/37	5,425	7,408
	Northern States Power Co.	5.350%	11/1/39	8,996	11,180
	Northern States Power Co.	4.850%	8/15/40	525	610
	NSTAR Electric Co.	4.875%	4/15/14	1,600	1,700
	NSTAR Electric Co.	5.625%	11/15/17	5,350	6,427
	NSTAR Electric Co.	5.500%	3/15/40	2,950	3,746
	NSTAR LLC	4.500%	11/15/19	6,535	7,278
	Oglethorpe Power Corp.	5.950%	11/1/39	1,700	2,142
	Oglethorpe Power Corp.	5.375%	11/1/40	4,800	5,642
	Ohio Edison Co.	6.400%	7/15/16	3,800	4,378
	Ohio Power Co.	5.750%	9/1/13	6,725	7,082
	Ohio Power Co.	6.000%	6/1/16	3,275	3,792
	Ohio Power Co.	6.600%	2/15/33	1,500	1,911
	Ohio Power Co.	5.850%	10/1/35	5,450	6,461
	Oklahoma Gas & Electric Co.	5.850%	6/1/40	2,925	3,687
	Oncor Electric Delivery Co. LLC	6.375%	1/15/15	7,340	8,133
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,325	3,986
6	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,750	1,786
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,371	6,549
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,125	2,551

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,680	4,546
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,805	2,294
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	325	339
6	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	425	448
	Pacific Gas & Electric Co.	4.800%	3/1/14	16,975	18,056
	Pacific Gas & Electric Co.	5.625%	11/30/17	3,425	4,114
	Pacific Gas & Electric Co.	3.500%	10/1/20	19,650	21,211
	Pacific Gas & Electric Co.	4.250%	5/15/21	4,650	5,234
	Pacific Gas & Electric Co.	6.050%	3/1/34	25,982	32,782
	Pacific Gas & Electric Co.	5.800%	3/1/37	16,875	21,032
	Pacific Gas & Electric Co.	6.350%	2/15/38	1,800	2,377
	Pacific Gas & Electric Co.	6.250%	3/1/39	3,775	5,003
	Pacific Gas & Electric Co.	5.400%	1/15/40	4,250	5,087
	PacifiCorp	7.700%	11/15/31	1,174	1,766
	PacifiCorp	5.250%	6/15/35	100	118
	PacifiCorp	5.750%	4/1/37	150	190
	PacifiCorp	6.250%	10/15/37	8,625	11,697
	PacifiCorp	6.000%	1/15/39	1,025	1,349
	PacifiCorp	4.100%	2/1/42	4,825	4,995
	Peco Energy Co.	5.350%	3/1/18	675	806
	Pennsylvania Electric Co.	6.050%	9/1/17	3,426	3,902
	Pennsylvania Electric Co.	5.200%	4/1/20	10,400	11,589
	Pennsylvania Electric Co.	6.150%	10/1/38	10,400	12,311
	Pepco Holdings Inc.	2.700%	10/1/15	150	154
	Potomac Electric Power Co.	6.500%	11/15/37	7,882	11,087
	PPL Electric Utilities Corp.	3.000%	9/15/21	1,075	1,117
	PPL Electric Utilities Corp.	6.250%	5/15/39	4,600	6,401
	PPL Electric Utilities Corp.	5.200%	7/15/41	3,140	3,841
	PPL Energy Supply LLC	6.300%	7/15/13	2,950	3,108
	PPL Energy Supply LLC	5.400%	8/15/14	800	859
	PPL Energy Supply LLC	6.200%	5/15/16	1,545	1,735
	PPL Energy Supply LLC	6.500%	5/1/18	8,025	9,300
	PPL Energy Supply LLC	4.600%	12/15/21	2,825	2,903
	Progress Energy Inc.	6.050%	3/15/14	875	947
	Progress Energy Inc.	4.875%	12/1/19	8,100	9,287
	Progress Energy Inc.	7.750%	3/1/31	1,625	2,282
	Progress Energy Inc.	7.000%	10/30/31	900	1,187
	Progress Energy Inc.	6.000%	12/1/39	6,700	8,400
	PSEG Power LLC	5.000%	4/1/14	3,150	3,346
	PSEG Power LLC	5.500%	12/1/15	14,230	16,010
	PSEG Power LLC	2.750%	9/15/16	4,400	4,501
	PSEG Power LLC	5.125%	4/15/20	1,701	1,883
	PSEG Power LLC	4.150%	9/15/21	3,900	4,045
	PSEG Power LLC	8.625%	4/15/31	350	509
	Public Service Co. of Colorado	5.500%	4/1/14	165	179
	Public Service Co. of Colorado	5.800%	8/1/18	1,475	1,783
	Public Service Co. of Colorado	5.125%	6/1/19	8,825	10,533
	Public Service Co. of Colorado	3.200%	11/15/20	1,775	1,901
	Public Service Co. of Colorado	6.250%	9/1/37	2,325	3,201
	Public Service Co. of Colorado	4.750%	8/15/41	2,925	3,407
	Public Service Co. of Oklahoma	5.150%	12/1/19	100	115
	Public Service Co. of Oklahoma	6.625%	11/15/37	4,675	5,961
	Public Service Electric & Gas Co.	0.850%	8/15/14	2,500	2,504
	Public Service Electric & Gas Co.	2.700%	5/1/15	3,300	3,474
	Public Service Electric & Gas Co.	3.500%	8/15/20	500	544
	Public Service Electric & Gas Co.	5.800%	5/1/37	4,600	5,957
	Public Service Electric & Gas Co.	5.375%	11/1/39	5,772	7,254
	Public Service Electric & Gas Co.	3.950%	5/1/42	14,575	15,235
	Puget Sound Energy Inc.	5.483%	6/1/35	800	970
	Puget Sound Energy Inc.	6.274%	3/15/37	5,175	6,963
	Puget Sound Energy Inc.	5.757%	10/1/39	2,675	3,430
	Puget Sound Energy Inc.	5.795%	3/15/40	1,515	1,959
	Puget Sound Energy Inc.	5.764%	7/15/40	1,700	2,176
	Puget Sound Energy Inc.	5.638%	4/15/41	3,025	3,875

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Puget Sound Energy Inc.	4.434%	11/15/41	3,900	4,256
San Diego Gas & Electric Co.	5.300%	11/15/15	2,100	2,389
San Diego Gas & Electric Co.	5.350%	5/15/35	800	997
San Diego Gas & Electric Co.	6.000%	6/1/39	1,080	1,490
San Diego Gas & Electric Co.	4.500%	8/15/40	2,450	2,768
San Diego Gas & Electric Co.	3.950%	11/15/41	8,225	8,519
SCANA Corp.	4.750%	5/15/21	2,675	2,862
SCANA Corp.	4.125%	2/1/22	1,075	1,081
Scottish Power Ltd.	5.375%	3/15/15	4,000	4,123
Sierra Pacific Power Co.	6.000%	5/15/16	4,925	5,741
Sierra Pacific Power Co.	6.750%	7/1/37	4,250	5,797
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,710	2,132
South Carolina Electric & Gas Co.	6.625%	2/1/32	5,825	7,655
South Carolina Electric & Gas Co.	5.300%	5/15/33	220	250
South Carolina Electric & Gas Co.	6.050%	1/15/38	4,300	5,540
South Carolina Electric & Gas Co.	5.450%	2/1/41	4,200	5,070
South Carolina Electric & Gas Co.	4.350%	2/1/42	3,875	3,974
Southern California Edison Co.	5.000%	1/15/14	3,350	3,565
Southern California Edison Co.	4.650%	4/1/15	3,600	3,949
Southern California Edison Co.	5.000%	1/15/16	1,175	1,330
Southern California Edison Co.	3.875%	6/1/21	26,875	29,922
Southern California Edison Co.	6.650%	4/1/29	1,536	2,007
Southern California Edison Co.	6.000%	1/15/34	5,975	7,898
Southern California Edison Co.	5.750%	4/1/35	925	1,174
Southern California Edison Co.	5.350%	7/15/35	4,400	5,328
Southern California Edison Co.	5.550%	1/15/36	1,400	1,742
Southern California Edison Co.	5.625%	2/1/36	6,275	7,880
Southern California Edison Co.	5.550%	1/15/37	6,975	8,721
Southern California Edison Co.	5.950%	2/1/38	410	541
Southern California Edison Co.	4.500%	9/1/40	5,075	5,632
Southern California Edison Co.	3.900%	12/1/41	300	302
Southern Co.	4.150%	5/15/14	3,850	4,083
Southern Power Co.	4.875%	7/15/15	1,550	1,695
Southern Power Co.	5.150%	9/15/41	11,050	12,024
Southwestern Electric Power Co.	5.550%	1/15/17	400	451
Southwestern Electric Power Co.	5.875%	3/1/18	1,142	1,318
Southwestern Electric Power Co.	6.450%	1/15/19	3,625	4,373
Southwestern Electric Power Co.	6.200%	3/15/40	2,175	2,659
Southwestern Public Service Co.	4.500%	8/15/41	1,425	1,574
Tampa Electric Co.	6.100%	5/15/18	275	332
Tampa Electric Co.	5.400%	5/15/21	2,262	2,711
Tampa Electric Co.	6.550%	5/15/36	3,000	4,142
Tampa Electric Co.	4.100%	6/15/42	2,050	2,065
TECO Finance Inc.	4.000%	3/15/16	2,650	2,857
TECO Finance Inc.	6.572%	11/1/17	2,200	2,654
TECO Finance Inc.	5.150%	3/15/20	2,475	2,838
Toledo Edison Co.	6.150%	5/15/37	6,525	8,016
TransAlta Corp.	4.750%	1/15/15	1,050	1,096
TransAlta Corp.	6.650%	5/15/18	1,325	1,479
TransAlta Corp.	6.500%	3/15/40	650	638
Tucson Electric Power Co.	5.150%	11/15/21	2,125	2,314
UIL Holdings Corp.	4.625%	10/1/20	2,650	2,775
Union Electric Co.	6.700%	2/1/19	6,566	8,259
Union Electric Co.	5.300%	8/1/37	3,000	3,593
Union Electric Co.	8.450%	3/15/39	1,725	2,836
Virginia Electric & Power Co.	3.450%	9/1/22	250	268
Virginia Electric & Power Co.	6.000%	5/15/37	2,100	2,739
Virginia Electric & Power Co.	8.875%	11/15/38	675	1,138
Virginia Electric & Power Co.	5.400%	1/15/16	1,300	1,489
Virginia Electric & Power Co.	5.400%	4/30/18	3,170	3,795
Virginia Electric & Power Co.	5.000%	6/30/19	3,500	4,164
Virginia Electric & Power Co.	2.950%	1/15/22	2,975	3,070
Virginia Electric & Power Co.	6.000%	1/15/36	5,575	7,216
Virginia Electric & Power Co.	6.350%	11/30/37	3,450	4,703

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Westar Energy Inc.	4.125%	3/1/42	8,300	8,705
	Wisconsin Electric Power Co.	4.250%	12/15/19	4,600	5,251
	Wisconsin Electric Power Co.	2.950%	9/15/21	2,500	2,600
	Wisconsin Electric Power Co.	5.625%	5/15/33	1,025	1,276
3	Wisconsin Energy Corp.	6.250%	5/15/67	15,675	16,283
	Wisconsin Power & Light Co.	5.000%	7/15/19	1,175	1,370
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,780	6,714
	Xcel Energy Inc.	5.613%	4/1/17	592	686
	Xcel Energy Inc.	4.700%	5/15/20	1,000	1,148
	Xcel Energy Inc.	6.500%	7/1/36	3,050	4,105
	Natural Gas (0.8%)
	AGL Capital Corp.	5.250%	8/15/19	800	926
	AGL Capital Corp.	3.500%	9/15/21	3,550	3,660
	AGL Capital Corp.	5.875%	3/15/41	3,310	4,160
	Atmos Energy Corp.	4.950%	10/15/14	3,320	3,570
	Atmos Energy Corp.	8.500%	3/15/19	1,850	2,467
	Atmos Energy Corp.	5.500%	6/15/41	6,500	7,861
	Boardwalk Pipelines LP	5.500%	2/1/17	3,725	4,120
	British Transco Finance Inc.	6.625%	6/1/18	2,235	2,641
	Buckeye Partners LP	6.050%	1/15/18	350	381
	CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,549
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	4,226	4,620
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,750	2,090
	DCP Midstream LLC	8.125%	8/16/30	200	264
	DCP Midstream Operating LP	3.250%	10/1/15	3,325	3,377
	DCP Midstream Operating LP	4.950%	4/1/22	1,650	1,695
	El Paso Natural Gas Co.	5.950%	4/15/17	12,955	14,514
	El Paso Natural Gas Co.	8.625%	1/15/22	6,755	8,652
	Enbridge Energy Partners LP	6.500%	4/15/18	7,583	9,051
	Enbridge Energy Partners LP	9.875%	3/1/19	7,975	10,606
	Enbridge Energy Partners LP	7.500%	4/15/38	11,720	15,127
	Enbridge Inc.	5.800%	6/15/14	175	190
	Enbridge Inc.	5.600%	4/1/17	3,825	4,377
	Energy Transfer Partners LP	6.000%	7/1/13	10,417	10,856
	Energy Transfer Partners LP	8.500%	4/15/14	5,066	5,599
	Energy Transfer Partners LP	5.950%	2/1/15	8,475	9,223
	Energy Transfer Partners LP	6.125%	2/15/17	1,225	1,377
	Energy Transfer Partners LP	6.700%	7/1/18	340	389
	Energy Transfer Partners LP	9.000%	4/15/19	35,053	43,942
	Energy Transfer Partners LP	6.625%	10/15/36	2,050	2,133
	Energy Transfer Partners LP	7.500%	7/1/38	2,590	2,896
	Energy Transfer Partners LP	6.050%	6/1/41	800	802
	Energy Transfer Partners LP	6.500%	2/1/42	220	235
7	Enron Corp.	7.625%	9/10/04	1,600	—
7	Enron Corp.	6.625%	11/15/05	1,075	—
7	Enron Corp.	7.125%	5/15/07	6,846	1
7	Enron Corp.	6.875%	10/15/07	6,700	1
7	Enron Corp.	6.750%	8/1/09	5,145	1
	Enterprise Products Operating LLC	9.750%	1/31/14	12,165	13,712
	Enterprise Products Operating LLC	5.600%	10/15/14	200	219
	Enterprise Products Operating LLC	5.000%	3/1/15	3,185	3,479
	Enterprise Products Operating LLC	6.300%	9/15/17	13,000	15,481
	Enterprise Products Operating LLC	6.650%	4/15/18	5,450	6,532
	Enterprise Products Operating LLC	6.500%	1/31/19	6,429	7,740
	Enterprise Products Operating LLC	5.200%	9/1/20	335	384
	Enterprise Products Operating LLC	6.875%	3/1/33	2,113	2,534
	Enterprise Products Operating LLC	6.650%	10/15/34	8,400	10,213
	Enterprise Products Operating LLC	7.550%	4/15/38	2,925	3,747
	Enterprise Products Operating LLC	6.125%	10/15/39	5,160	5,812
	Enterprise Products Operating LLC	6.450%	9/1/40	725	858
	Enterprise Products Operating LLC	5.950%	2/1/41	1,400	1,574
	Enterprise Products Operating LLC	5.700%	2/15/42	3,800	4,216
	Enterprise Products Operating LLC	4.850%	8/15/42	4,905	4,883

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	Gulf South Pipeline Co. LP	4.000%	6/15/22	1,050	1,041
7	HNG Internorth	9.625%	3/15/06	3,680	—
	KeySpan Corp.	8.000%	11/15/30	50	70
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	12,425	13,081
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	1,925	2,088
	Kinder Morgan Energy Partners LP	3.500%	3/1/16	300	317
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	230	266
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	33,575	38,912
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	10,025	12,051
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	4,250	4,821
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,455	3,021
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	107
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	15,400	17,354
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,425	4,034
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,130	7,000
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,000	9,434
	Magellan Midstream Partners LP	5.650%	10/15/16	875	999
	Magellan Midstream Partners LP	6.400%	7/15/18	9,000	10,779
	Magellan Midstream Partners LP	6.550%	7/15/19	9,025	10,832
	Magellan Midstream Partners LP	4.250%	2/1/21	3,920	4,220
	Magellan Midstream Partners LP	6.400%	5/1/37	4,600	5,662
	National Fuel Gas Co.	4.900%	12/1/21	550	600
	National Grid plc	6.300%	8/1/16	8,600	9,969
	Nisource Finance Corp.	5.400%	7/15/14	5,108	5,500
	Nisource Finance Corp.	5.250%	9/15/17	925	1,031
	Nisource Finance Corp.	6.400%	3/15/18	13,625	15,883
	Nisource Finance Corp.	6.800%	1/15/19	150	179
	Nisource Finance Corp.	5.450%	9/15/20	1,600	1,796
	Nisource Finance Corp.	4.450%	12/1/21	3,750	3,923
	Nisource Finance Corp.	6.125%	3/1/22	1,825	2,131
	Nisource Finance Corp.	6.250%	12/15/40	8,875	10,109
	Nisource Finance Corp.	5.800%	2/1/42	4,475	4,916
	Nisource Finance Corp.	5.250%	2/15/43	325	330
	NuStar Logistics LP	7.650%	4/15/18	4,825	5,667
	ONEOK Inc.	5.200%	6/15/15	4,000	4,352
	ONEOK Inc.	4.250%	2/1/22	1,000	1,046
	ONEOK Inc.	6.000%	6/15/35	5,850	6,441
	ONEOK Partners LP	3.250%	2/1/16	2,500	2,620
	ONEOK Partners LP	6.150%	10/1/16	4,525	5,262
	ONEOK Partners LP	8.625%	3/1/19	16,575	21,693
	ONEOK Partners LP	6.650%	10/1/36	12,824	15,135
	ONEOK Partners LP	6.850%	10/15/37	4,925	5,905
	ONEOK Partners LP	6.125%	2/1/41	7,500	8,468
	Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	8,050	9,133
	Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	300	357
	Plains All American Pipeline LP / PAA Finance Corp.	6.125%	1/15/17	4,440	5,164
	Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	1,675	2,009
	Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	2,475	3,261
	Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	1,400	1,640
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	700	789
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	6,900	7,102
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	2,375	2,518
	Questar Corp.	2.750%	2/1/16	600	623
	Sempra Energy	2.000%	3/15/14	8,225	8,361
	Sempra Energy	2.300%	4/1/17	5,925	6,099
	Sempra Energy	6.150%	6/15/18	2,100	2,536
	Sempra Energy	6.000%	10/15/39	17,905	22,436
	Southern California Gas Co.	5.750%	11/15/35	950	1,236
6	Southern Natural Gas Co. LLC	5.900%	4/1/17	5,690	6,521
	Southern Natural Gas Co. LLC	8.000%	3/1/32	5,832	7,829
	Southern Union Co.	7.600%	2/1/24	3,810	4,635
	Spectra Energy Capital LLC	5.500%	3/1/14	3,125	3,317
	Spectra Energy Capital LLC	5.668%	8/15/14	150	162
	Spectra Energy Capital LLC	6.200%	4/15/18	300	356

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Spectra Energy Capital LLC	6.750%	2/15/32	2,250	2,676
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	750	852
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	4,000	4,118
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	120	151
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,342	1,672
Texas Gas Transmission LLC	4.600%	6/1/15	2,875	3,093
TransCanada PipeLines Ltd.	0.875%	3/2/15	6,350	6,346
TransCanada PipeLines Ltd.	3.400%	6/1/15	500	534
TransCanada PipeLines Ltd.	6.500%	8/15/18	14,500	18,063
TransCanada PipeLines Ltd.	3.800%	10/1/20	7,900	8,722
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,055	3,756
TransCanada PipeLines Ltd.	5.850%	3/15/36	13,825	17,450
TransCanada PipeLines Ltd.	6.200%	10/15/37	7,425	9,658
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,017	2,885
TransCanada PipeLines Ltd.	7.625%	1/15/39	354	533
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	17,771	18,317
Williams Cos. Inc.	7.875%	9/1/21	694	877
Williams Cos. Inc.	7.500%	1/15/31	4,696	5,724
Williams Cos. Inc.	7.750%	6/15/31	1,085	1,348
Williams Cos. Inc.	8.750%	3/15/32	441	599
Williams Partners LP	3.800%	2/15/15	2,900	3,061
Williams Partners LP	5.250%	3/15/20	36,145	40,533
Williams Partners LP	4.000%	11/15/21	4,050	4,178
Williams Partners LP	6.300%	4/15/40	2,920	3,463
Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	11,225	13,428
Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	10,200	11,930
American Water Capital Corp.	6.593%	10/15/37	5,645	7,071
United Utilities plc	5.375%	2/1/19	4,950	5,281
United Utilities plc	6.875%	8/15/28	850	983
Veolia Environnement SA	6.000%	6/1/18	6,495	7,203
Veolia Environnement SA	6.750%	6/1/38	825	948
				2,610,425
Total Corporate Bonds (Cost $21,795,262)				23,733,527
Sovereign Bonds (U.S. Dollar-Denominated) (4.5%)
African Development Bank	3.000%	5/27/14	17,625	18,357
African Development Bank	2.500%	3/15/16	300	319
African Development Bank	1.250%	9/2/16	6,850	6,955
African Development Bank	1.125%	3/15/17	7,350	7,398
Asian Development Bank	1.625%	7/15/13	23,725	24,031
Asian Development Bank	3.625%	9/5/13	23,500	24,298
Asian Development Bank	2.750%	5/21/14	18,145	18,902
Asian Development Bank	0.875%	6/10/14	5,550	5,599
Asian Development Bank	4.250%	10/20/14	5,875	6,353
Asian Development Bank	2.625%	2/9/15	30,175	31,801
Asian Development Bank	0.500%	8/17/15	17,950	17,979
Asian Development Bank	2.500%	3/15/16	15,000	15,976
Asian Development Bank	5.500%	6/27/16	5,175	6,100
Asian Development Bank	1.125%	3/15/17	19,500	19,807
Asian Development Bank	5.250%	6/12/17	600	721
Asian Development Bank	5.593%	7/16/18	3,528	4,343
Asian Development Bank	1.875%	10/23/18	11,250	11,748
Asian Development Bank	1.750%	3/21/19	3,550	3,643
Banco do Brasil SA	3.875%	1/23/17	3,125	3,208
China Development Bank Corp.	4.750%	10/8/14	3,700	3,940
China Development Bank Corp.	5.000%	10/15/15	1,450	1,593
Corp. Andina de Fomento	4.375%	6/15/22	19,244	19,824
Corp. Andina de Fomento	5.125%	5/5/15	800	864
Corp. Andina de Fomento	3.750%	1/15/16	6,125	6,384
Corp. Andina de Fomento	8.125%	6/4/19	21,300	27,071
Council Of Europe Development Bank	2.750%	2/10/15	5,675	5,941
Council Of Europe Development Bank	2.625%	2/16/16	6,950	7,295

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Council Of Europe Development Bank	1.500%	2/22/17	11,950	11,927
	Council Of Europe Development Bank	1.500%	6/19/17	3,300	3,291
8	Development Bank of Japan Inc.	4.250%	6/9/15	11,375	12,457
	European Bank for Reconstruction & Development	2.750%	4/20/15	19,100	20,109
	European Bank for Reconstruction & Development	1.625%	9/3/15	6,550	6,742
	European Bank for Reconstruction & Development	2.500%	3/15/16	8,100	8,572
	European Bank for Reconstruction & Development	1.375%	10/20/16	2,550	2,609
	European Bank for Reconstruction & Development	1.000%	2/16/17	5,000	5,015
	European Investment Bank	4.250%	7/15/13	33,575	34,806
	European Investment Bank	1.250%	9/17/13	15,975	16,096
	European Investment Bank	1.250%	2/14/14	8,800	8,885
	European Investment Bank	2.375%	3/14/14	25,550	26,262
	European Investment Bank	1.500%	5/15/14	39,400	39,970
	European Investment Bank	4.625%	5/15/14	35,882	38,471
	European Investment Bank	3.125%	6/4/14	55,200	57,723
	European Investment Bank	1.125%	8/15/14	43,050	43,419
	European Investment Bank	2.875%	1/15/15	15,400	16,099
	European Investment Bank	2.750%	3/23/15	20,500	21,430
	European Investment Bank	1.125%	4/15/15	34,800	34,888
	European Investment Bank	1.000%	7/15/15	14,865	14,903
	European Investment Bank	1.625%	9/1/15	19,525	19,872
	European Investment Bank	1.375%	10/20/15	19,325	19,527
	European Investment Bank	4.875%	2/16/16	19,250	21,626
	European Investment Bank	2.500%	5/16/16	29,250	30,498
	European Investment Bank	2.125%	7/15/16	21,800	22,449
	European Investment Bank	5.125%	9/13/16	18,700	21,555
	European Investment Bank	1.250%	10/14/16	23,925	23,986
	European Investment Bank	4.875%	1/17/17	30,625	35,193
	European Investment Bank	1.750%	3/15/17	41,800	42,531
	European Investment Bank	5.125%	5/30/17	45,545	53,408
	European Investment Bank	1.625%	6/15/17	4,900	4,938
	European Investment Bank	2.875%	9/15/20	18,400	19,172
	European Investment Bank	4.000%	2/16/21	24,075	26,661
	European Investment Bank	4.875%	2/15/36	300	348
	Export Development Canada	3.125%	4/24/14	225	236
	Export Development Canada	2.250%	5/28/15	3,500	3,673
	Export Development Canada	0.500%	9/15/15	9,725	9,746
	Export Development Canada	1.250%	10/26/16	12,750	13,018
	Export-Import Bank of Korea	8.125%	1/21/14	18,550	20,235
	Export-Import Bank of Korea	5.875%	1/14/15	19,025	20,791
	Export-Import Bank of Korea	5.125%	3/16/15	2,500	2,677
	Export-Import Bank of Korea	4.125%	9/9/15	4,925	5,199
	Export-Import Bank of Korea	3.750%	10/20/16	11,550	12,206
	Export-Import Bank of Korea	4.000%	1/11/17	6,000	6,379
	Export-Import Bank of Korea	5.125%	6/29/20	5,700	6,298
	Export-Import Bank of Korea	4.375%	9/15/21	3,725	3,934
	Export-Import Bank of Korea	5.000%	4/11/22	3,950	4,385
	Federative Republic of Brazil	7.875%	3/7/15	8,200	9,548
	Federative Republic of Brazil	6.000%	1/17/17	51,180	60,264
3	Federative Republic of Brazil	8.000%	1/15/18	16,287	18,958
	Federative Republic of Brazil	5.875%	1/15/19	42,825	51,518
	Federative Republic of Brazil	8.875%	10/14/19	11,650	16,456
	Federative Republic of Brazil	4.875%	1/22/21	36,550	42,305
	Federative Republic of Brazil	8.875%	4/15/24	3,125	4,820
	Federative Republic of Brazil	8.875%	4/15/24	1,500	2,314
	Federative Republic of Brazil	8.750%	2/4/25	12,550	19,346
	Federative Republic of Brazil	10.125%	5/15/27	12,325	20,952
	Federative Republic of Brazil	8.250%	1/20/34	16,525	25,986
	Federative Republic of Brazil	7.125%	1/20/37	17,381	24,931
	Federative Republic of Brazil	11.000%	8/17/40	13,300	17,051
	Federative Republic of Brazil	5.625%	1/7/41	25,825	31,571
	Hydro-Quebec	7.500%	4/1/16	2,155	2,643
	Hydro-Quebec	2.000%	6/30/16	25,075	26,040
	Hydro-Quebec	1.375%	6/19/17	3,700	3,704

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Hydro-Quebec	8.400%	1/15/22	8,175	11,886
	Hydro-Quebec	8.050%	7/7/24	3,115	4,619
	Hydro-Quebec	8.500%	12/1/29	700	1,140
	Inter-American Development Bank	1.625%	7/15/13	1,000	1,010
	Inter-American Development Bank	3.000%	4/22/14	23,700	24,774
	Inter-American Development Bank	2.250%	7/15/15	8,100	8,493
	Inter-American Development Bank	0.500%	8/17/15	8,500	8,473
	Inter-American Development Bank	4.250%	9/14/15	7,395	8,214
	Inter-American Development Bank	5.125%	9/13/16	6,900	8,101
	Inter-American Development Bank	1.375%	10/18/16	350	359
	Inter-American Development Bank	1.125%	3/15/17	20,300	20,533
	Inter-American Development Bank	2.375%	8/15/17	22,800	24,308
	Inter-American Development Bank	1.750%	8/24/18	4,900	5,033
	Inter-American Development Bank	4.250%	9/10/18	2,950	3,457
	Inter-American Development Bank	3.875%	9/17/19	57,400	67,191
	Inter-American Development Bank	3.875%	2/14/20	6,425	7,528
	Inter-American Development Bank	7.000%	6/15/25	2,950	4,244
	International Bank for Reconstruction & Development	1.750%	7/15/13	17,275	17,511
	International Bank for Reconstruction & Development	3.500%	10/8/13	29,450	30,570
	International Bank for Reconstruction & Development	0.500%	11/26/13	28,900	28,954
	International Bank for Reconstruction & Development	2.375%	5/26/15	43,425	45,591
	International Bank for Reconstruction & Development	2.125%	3/15/16	44,275	46,651
	International Bank for Reconstruction & Development	5.000%	4/1/16	18,325	21,123
	International Bank for Reconstruction & Development	1.000%	9/15/16	13,250	13,402
	International Bank for Reconstruction & Development	0.875%	4/17/17	63,175	63,491
	International Bank for Reconstruction & Development	7.625%	1/19/23	3,700	5,478
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,785
	International Bank for Reconstruction & Development	4.750%	2/15/35	1,150	1,470
	International Finance Corp.	3.000%	4/22/14	26,437	27,635
	International Finance Corp.	2.750%	4/20/15	10,375	10,961
	International Finance Corp.	2.250%	4/11/16	9,000	9,500
	International Finance Corp.	1.125%	11/23/16	28,950	29,414
	International Finance Corp.	1.000%	4/24/17	3,975	4,003
	International Finance Corp.	2.125%	11/17/17	14,975	15,771
8	Japan Bank for International Cooperation	2.875%	2/2/15	16,750	17,634
8	Japan Bank for International Cooperation	2.500%	1/21/16	6,100	6,411
8	Japan Bank for International Cooperation	2.500%	5/18/16	6,100	6,400
8	Japan Bank for International Cooperation	2.250%	7/13/16	12,125	12,697
8	Japan Finance Organization for Municipalities	4.625%	4/21/15	6,850	7,542
8	Japan Finance Organization for Municipalities	5.000%	5/16/17	4,000	4,693
8	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,200	10,590
9	KFW	1.375%	7/15/13	31,650	31,964
9	KFW	4.000%	10/15/13	23,825	24,881
9	KFW	1.375%	1/13/14	19,175	19,382
9	KFW	3.500%	3/10/14	22,925	24,034
9	KFW	1.500%	4/4/14	13,675	13,909
9	KFW	4.125%	10/15/14	2,550	2,743
9	KFW	2.750%	10/21/14	15,275	16,001
9	KFW	1.000%	1/12/15	48,500	48,885
9	KFW	2.625%	3/3/15	28,625	30,078
9	KFW	0.625%	4/24/15	48,225	48,075
9	KFW	1.250%	10/26/15	11,575	11,744
9	KFW	2.625%	2/16/16	27,900	29,695
9	KFW	5.125%	3/14/16	36,250	41,709
9	KFW	2.000%	6/1/16	38,400	39,848
9	KFW	1.250%	10/5/16	42,575	43,083
9	KFW	4.875%	1/17/17	680	793
9	KFW	1.250%	2/15/17	64,425	64,967
9	KFW	4.375%	3/15/18	17,975	20,910
9	KFW	4.500%	7/16/18	14,325	16,831
9	KFW	4.875%	6/17/19	24,825	29,886
9	KFW	4.000%	1/27/20	45,400	52,022
9	KFW	2.750%	9/8/20	45,900	48,344
9	KFW	0.000%	4/18/36	18,450	8,514

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Korea Development Bank	5.750%	9/10/13	9,940	10,407
	Korea Development Bank	8.000%	1/23/14	10,800	11,778
	Korea Development Bank	4.375%	8/10/15	6,275	6,684
	Korea Development Bank	3.250%	3/9/16	12,800	13,183
	Korea Development Bank	4.000%	9/9/16	4,250	4,522
	Korea Development Bank	3.875%	5/4/17	5,900	6,279
	Korea Development Bank	3.500%	8/22/17	3,275	3,424
	Korea Finance Corp.	3.250%	9/20/16	11,100	11,385
	Korea Finance Corp.	4.625%	11/16/21	5,975	6,433
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	300	395
9	Landwirtschaftliche Rentenbank	4.125%	7/15/13	18,125	18,800
9	Landwirtschaftliche Rentenbank	3.125%	7/15/15	11,595	12,376
9	Landwirtschaftliche Rentenbank	4.875%	11/16/15	9,250	10,399
9	Landwirtschaftliche Rentenbank	2.500%	2/15/16	2,675	2,817
9	Landwirtschaftliche Rentenbank	2.125%	7/15/16	10,750	11,199
9	Landwirtschaftliche Rentenbank	5.000%	11/8/16	76	88
9	Landwirtschaftliche Rentenbank	5.125%	2/1/17	9,775	11,471
9	Landwirtschaftliche Rentenbank	1.875%	9/17/18	4,500	4,610
	Nordic Investment Bank	2.625%	10/6/14	9,600	9,998
	Nordic Investment Bank	2.500%	7/15/15	9,200	9,672
	Nordic Investment Bank	2.250%	3/15/16	3,175	3,343
	Nordic Investment Bank	5.000%	2/1/17	5,200	6,147
	Nordic Investment Bank	1.000%	3/7/17	1,650	1,660
	North American Development Bank	4.375%	2/11/20	2,600	2,968
10	Oesterreichische Kontrollbank AG	1.375%	1/21/14	1,475	1,485
10	Oesterreichische Kontrollbank AG	4.500%	3/9/15	125	135
10	Oesterreichische Kontrollbank AG	1.125%	7/6/15	1,700	1,701
10	Oesterreichische Kontrollbank AG	1.750%	10/5/15	5,300	5,393
10	Oesterreichische Kontrollbank AG	2.000%	6/3/16	10,700	10,947
10	Oesterreichische Kontrollbank AG	5.000%	4/25/17	19,995	23,196
	Pemex Project Funding Master Trust	5.750%	3/1/18	34,775	39,367
	Pemex Project Funding Master Trust	6.625%	6/15/35	22,171	26,266
	Pemex Project Funding Master Trust	6.625%	6/15/38	5,975	7,098
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	2,150	2,178
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	12,200	12,609
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	14,263	15,992
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	5,900	6,054
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	30,500	33,662
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	10,250	12,719
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	21,208	25,775
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	7,252	7,933
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	18,400	19,771
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	13,700	16,212
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	20,575	24,048
	Petroleos Mexicanos	4.875%	3/15/15	13,550	14,541
	Petroleos Mexicanos	8.000%	5/3/19	5,200	6,645
	Petroleos Mexicanos	6.000%	3/5/20	10,825	12,547
	Petroleos Mexicanos	5.500%	1/21/21	5,120	5,785
6	Petroleos Mexicanos	4.875%	1/24/22	5,100	5,531
	Petroleos Mexicanos	6.500%	6/2/41	38,275	44,677
6	Petroleos Mexicanos	6.500%	6/2/41	400	467
6	Petroleos Mexicanos	5.500%	6/27/44	975	974
6	Petronas Capital Ltd.	5.250%	8/12/19	1,000	1,153
	Province of British Columbia	2.850%	6/15/15	15,300	16,270
	Province of British Columbia	2.100%	5/18/16	22,000	23,017
	Province of British Columbia	1.200%	4/25/17	3,000	3,033
	Province of British Columbia	2.650%	9/22/21	1,550	1,634
	Province of British Columbia	6.500%	1/15/26	260	375
	Province of Manitoba	1.375%	4/28/14	200	203
	Province of Manitoba	2.625%	7/15/15	8,750	9,240
	Province of Manitoba	4.900%	12/6/16	13,200	15,512
	Province of Manitoba	1.300%	4/3/17	4,875	4,947
	Province of Manitoba	1.750%	5/30/19	800	806
	Province of New Brunswick	2.750%	6/15/18	14,750	15,853

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Province of Nova Scotia	2.375%	7/21/15	8,000	8,363
	Province of Nova Scotia	5.125%	1/26/17	3,500	4,121
	Province of Ontario	1.375%	1/27/14	16,575	16,794
	Province of Ontario	4.100%	6/16/14	27,670	29,511
	Province of Ontario	2.950%	2/5/15	5,080	5,361
	Province of Ontario	0.950%	5/26/15	35,525	35,696
	Province of Ontario	2.700%	6/16/15	23,375	24,637
	Province of Ontario	1.875%	9/15/15	10,300	10,612
	Province of Ontario	4.750%	1/19/16	5,375	6,062
	Province of Ontario	5.450%	4/27/16	30,325	35,183
	Province of Ontario	2.300%	5/10/16	5,700	5,950
	Province of Ontario	1.600%	9/21/16	10,650	10,850
	Province of Ontario	3.150%	12/15/17	13,000	14,123
	Province of Ontario	3.000%	7/16/18	8,475	9,074
	Province of Ontario	4.000%	10/7/19	21,225	24,047
	Province of Ontario	4.400%	4/14/20	20,575	23,873
	Province of Ontario	2.450%	6/29/22	9,975	9,931
	Province of Saskatchewan	7.375%	7/15/13	1,375	1,472
	Quebec	4.875%	5/5/14	4,125	4,451
	Quebec	4.600%	5/26/15	7,800	8,671
	Quebec	5.000%	3/1/16	200	229
	Quebec	5.125%	11/14/16	21,200	24,839
	Quebec	4.625%	5/14/18	11,800	13,844
	Quebec	3.500%	7/29/20	16,450	18,176
	Quebec	2.750%	8/25/21	16,325	17,023
	Quebec	7.500%	7/15/23	450	643
	Quebec	7.125%	2/9/24	905	1,269
	Quebec	7.500%	9/15/29	7,877	12,102
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	350	377
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	350	419
	Region of Lombardy Italy	5.804%	10/25/32	6,395	5,078
	Canada	2.375%	9/10/14	4,524	4,727
	Canada	0.875%	2/14/17	12,850	12,898
	Republic of Chile	3.875%	8/5/20	8,850	9,835
	Republic of Chile	3.250%	9/14/21	1,000	1,058
	Peoples Republic of China	4.750%	10/29/13	5,700	5,987
	Republic of Columbia	8.250%	12/22/14	3,200	3,736
	Republic of Columbia	7.375%	1/27/17	18,075	22,386
	Republic of Columbia	7.375%	3/18/19	13,300	17,356
	Republic of Columbia	11.750%	2/25/20	3,350	5,352
	Republic of Columbia	4.375%	7/12/21	14,675	16,487
	Republic of Columbia	8.125%	5/21/24	5,600	8,120
	Republic of Columbia	7.375%	9/18/37	9,722	14,389
	Republic of Columbia	6.125%	1/18/41	25,075	32,628
	Republic of Finland	6.950%	2/15/26	1,905	2,718
	Republic of Italy	2.125%	9/16/13	11,750	11,614
	Republic of Italy	4.500%	1/21/15	20,650	20,702
	Republic of Italy	3.125%	1/26/15	24,800	23,932
	Republic of Italy	4.750%	1/25/16	24,850	24,539
	Republic of Italy	5.250%	9/20/16	31,326	31,169
	Republic of Italy	5.375%	6/12/17	9,150	9,104
	Republic of Italy	6.875%	9/27/23	12,015	12,030
	Republic of Italy	5.375%	6/15/33	16,575	14,793
	Republic of Korea	5.750%	4/16/14	8,700	9,352
	Republic of Korea	4.875%	9/22/14	625	671
	Republic of Korea	7.125%	4/16/19	8,013	10,111
	Republic of Korea	5.625%	11/3/25	1,425	1,711
	Republic of Panama	7.250%	3/15/15	500	573
	Republic of Panama	5.200%	1/30/20	20,125	23,537
	Republic of Panama	7.125%	1/29/26	14,150	19,138
	Republic of Panama	8.875%	9/30/27	650	1,004
	Republic of Panama	9.375%	4/1/29	800	1,292
3	Republic of Panama	6.700%	1/26/36	15,065	20,193
	Republic of Peru	7.125%	3/30/19	20,700	26,806

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of Peru	7.350%	7/21/25	9,875	13,889
	Republic of Peru	8.750%	11/21/33	11,392	18,622
3	Republic of Peru	6.550%	3/14/37	12,350	16,827
	Republic of Peru	5.625%	11/18/50	16,275	19,689
	Republic of Poland	5.250%	1/15/14	1,695	1,788
	Republic of Poland	3.875%	7/16/15	15,100	15,930
	Republic of Poland	5.000%	10/19/15	2,875	3,145
	Republic of Poland	6.375%	7/15/19	38,200	45,030
	Republic of Poland	5.125%	4/21/21	11,425	12,639
	Republic of Poland	5.000%	3/23/22	13,600	14,844
	Republic of South Africa	6.500%	6/2/14	2,425	2,669
	Republic of South Africa	6.875%	5/27/19	14,875	18,333
	Republic of South Africa	5.500%	3/9/20	11,650	13,383
	Republic of South Africa	4.665%	1/17/24	16,925	18,258
	Republic of South Africa	6.250%	3/8/41	6,900	8,677
	State of Israel	5.125%	3/1/14	800	845
	State of Israel	5.500%	11/9/16	8,100	9,227
	State of Israel	5.125%	3/26/19	18,700	21,155
	State of Israel	4.000%	6/30/22	9,100	9,375
	Statoil ASA	3.875%	4/15/14	7,250	7,647
	Statoil ASA	2.900%	10/15/14	4,625	4,853
	Statoil ASA	1.800%	11/23/16	3,550	3,639
	Statoil ASA	3.125%	8/17/17	7,000	7,550
	Statoil ASA	5.250%	4/15/19	11,825	14,092
	Statoil ASA	3.150%	1/23/22	8,350	8,714
	Statoil ASA	7.750%	6/15/23	25	36
	Statoil ASA	7.250%	9/23/27	5,375	7,580
6	Statoil ASA	6.500%	12/1/28	975	1,306
	Statoil ASA	7.150%	1/15/29	2,950	4,156
	Statoil ASA	5.100%	8/17/40	5,700	6,809
	Statoil ASA	4.250%	11/23/41	2,550	2,706
	Svensk Exportkredit AB	3.250%	9/16/14	7,775	8,178
	Svensk Exportkredit AB	1.750%	10/20/15	13,000	13,229
	Svensk Exportkredit AB	2.125%	7/13/16	7,950	8,186
	Svensk Exportkredit AB	5.125%	3/1/17	1,350	1,555
	Svensk Exportkredit AB	1.750%	5/30/17	8,650	8,685
6	Temasek Financial I Ltd.	5.375%	11/23/39	500	648
	United Mexican States	5.875%	2/17/14	28,775	30,818
	United Mexican States	6.625%	3/3/15	433	490
	United Mexican States	11.375%	9/15/16	4,775	6,673
	United Mexican States	5.625%	1/15/17	37,179	43,304
	United Mexican States	5.950%	3/19/19	24,400	29,707
	United Mexican States	5.125%	1/15/20	5,050	5,921
	United Mexican States	3.625%	3/15/22	14,550	15,376
	United Mexican States	8.300%	8/15/31	24,300	37,483
	United Mexican States	6.750%	9/27/34	75,821	103,128
	United Mexican States	6.050%	1/11/40	10,155	13,024
	United Mexican States	4.750%	3/8/44	7,900	8,447
	United Mexican States	5.750%	10/12/2110	6,500	7,371
Total Sovereign Bonds (Cost $4,665,908)					5,004,164
Taxable Municipal Bonds (1.0%)
	Alameda County CA Joint Powers Authority Lease
	Revenue	7.046%	12/1/44	200	256
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	7.834%	2/15/41	1,000	1,397
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	6.053%	2/15/43	950	1,131
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	5.939%	2/15/47	4,775	5,847
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	6.270%	2/15/50	1,750	2,026

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	1,525	2,078
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	8,600	12,464
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	2,375	2,996
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	4,075	5,575
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	6,250	8,343
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	1,200	1,710
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	9,030	12,728
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	7,650	8,068
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	2,250	2,526
California GO	5.250%	4/1/14	3,775	4,051
California GO	5.750%	3/1/17	10,750	12,408
California GO	6.200%	3/1/19	1,400	1,651
California GO	6.200%	10/1/19	11,175	13,163
California GO	5.700%	11/1/21	10,000	11,515
California GO	7.500%	4/1/34	22,550	28,229
California GO	7.950%	3/1/36	500	602
California GO	7.550%	4/1/39	1,240	1,606
California GO	7.300%	10/1/39	5,000	6,246
California GO	7.350%	11/1/39	21,900	27,520
California GO	7.625%	3/1/40	8,250	10,655
California GO	7.600%	11/1/40	9,150	11,812
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	1,500	1,911
Chicago IL Board of Education GO	6.319%	11/1/29	3,125	3,615
Chicago IL Board of Education GO	6.138%	12/1/39	650	725
Chicago IL GO	7.781%	1/1/35	1,850	2,457
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	9,350	11,815
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	1,450	1,650
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,500	1,921
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	2,850	3,135
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	7,125	8,398
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	1,700	2,172
Chicago IL Water Revenue	6.742%	11/1/40	2,150	2,871
Clark County NV Airport Revenue	6.881%	7/1/42	1,475	1,686
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	6,375	7,997
Connecticut GO	5.090%	10/1/30	8,600	9,756
Connecticut GO	5.850%	3/15/32	5,375	6,764
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	3,300	3,902
Cook County IL GO	6.229%	11/15/34	1,950	2,186
Curators of the University of Missouri System Facilities
Revenue	5.960%	11/1/39	3,000	4,009
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	3,000	3,961
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,731
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	7,850	9,418
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,050	1,454
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,700	5,737
Dallas TX Independent School District GO	6.450%	2/15/35	3,850	4,725
Dartmouth College New Hampshire GO	4.750%	6/1/19	1,185	1,398
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	1,325	1,673

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Denver CO Public Schools Revenue (City & County of
	Denver School District No. 1) COP	7.017%	12/15/37	2,100	2,688
	District of Columbia Income Tax Revenue	5.591%	12/1/34	1,125	1,397
	District of Columbia Income Tax Revenue	5.582%	12/1/35	1,600	1,991
	East Baton Rouge LA Sewer Commission Revenue	6.087%	2/1/45	2,300	2,573
	East Bay CA Municipal Utility District Water System
	Revenue	5.874%	6/1/40	2,100	2,845
	George Washington University District of Columbia GO	3.485%	9/15/22	8,400	8,861
	Georgia GO	4.503%	11/1/25	5,900	6,816
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	8,555	9,976
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	5,980	6,890
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,425	3,670
	Harvard University Massachusetts GO	4.875%	10/15/40	7,600	9,383
	Howard Hughes Medical Institute Maryland Revenue	3.450%	9/1/14	4,050	4,300
	Illinois GO	4.071%	1/1/14	9,600	9,906
	Illinois GO	4.511%	3/1/15	11,650	12,332
	Illinois GO	5.365%	3/1/17	15,950	17,577
	Illinois GO	4.950%	6/1/23	13,275	13,531
	Illinois GO	5.100%	6/1/33	46,014	43,439
	Illinois GO	6.630%	2/1/35	2,800	3,033
	Illinois GO	6.725%	4/1/35	5,275	5,769
	Illinois GO	7.350%	7/1/35	650	753
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	880	1,088
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	1,650	1,970
	Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	9,700	12,621
	Johns Hopkins University Maryland GO	5.250%	7/1/19	7,950	9,576
11	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	4,300	5,036
	Kentucky Asset/Liability Commission General Fund
	Revenue	3.165%	4/1/18	800	823
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	1,700	2,243
	Los Angeles CA Community College District GO	6.600%	8/1/42	5,325	7,040
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	2,200	2,707
	Los Angeles CA Department of Water & Power
	Revenue	6.008%	7/1/39	6,350	8,078
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	1,550	1,749
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	2,700	3,883
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	350	505
	Los Angeles CA Unified School District GO	5.750%	7/1/34	9,225	10,837
	Los Angeles CA Unified School District GO	6.758%	7/1/34	7,175	9,302
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	5,200	6,489
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	4,300	5,309
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	2,250	2,795
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	2,330	3,028
	Massachusetts GO	4.200%	12/1/21	5,000	5,689
	Massachusetts GO	4.500%	8/1/31	500	549
	Massachusetts GO	5.456%	12/1/39	4,600	5,770
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	2,550	3,270
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,000	1,333
	Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	2,825	3,402
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism Tax
	Revenue	6.731%	7/1/43	2,350	2,656
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	2,625	3,178

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	1,475	1,751
	Metropolitan Water District of Southern California
	Water Revenue	6.947%	7/1/40	1,650	1,990
	Mississippi GO	5.245%	11/1/34	1,375	1,637
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	1,650	2,036
12	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	14,250	17,478
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	12,075	14,195
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	3,500	4,008
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	575	772
	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	200	214
13	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	2,350	2,435
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	13,900	20,341
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,750	5,293
	New York City NY GO	6.246%	6/1/35	2,150	2,427
	New York City NY GO	5.968%	3/1/36	3,200	3,975
	New York City NY GO	5.985%	12/1/36	1,650	2,053
	New York City NY GO	5.517%	10/1/37	8,000	9,435
	New York City NY GO	5.846%	6/1/40	2,100	2,424
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	1,400	1,789
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.724%	6/15/42	450	577
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,822
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,394
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	4,400	5,483
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	15,645	20,350
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	6,300	8,578
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	2,125	2,583
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	8,950	10,849
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,955	16,021
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	975	1,222
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.548%	11/15/31	700	882
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	2,175	2,584
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	4,170	5,460
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.500%	3/15/30	6,900	8,224
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.289%	3/15/33	3,150	3,793
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	2,210	2,657
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.389%	3/15/40	1,425	1,774
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	5,875	7,276
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.838%	3/15/40	1,600	1,999

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	3,050	4,086
	Ohio State University General Receipts Revenue	4.910%	6/1/40	4,400	5,308
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	2,675	2,902
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,892
	Orange County CA Local Transportation Authority Sales
	Tax Revenue	6.908%	2/15/41	2,090	2,917
	Oregon Department Transportation Highway Usertax
	Revenue	5.834%	11/15/34	2,425	3,125
	Oregon GO	5.762%	6/1/23	1,950	2,465
	Oregon GO	5.892%	6/1/27	2,725	3,440
13	Oregon School Boards Association GO	4.759%	6/30/28	2,075	2,354
11	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,434
	Partners Healthcare System Massachusetts GO	3.443%	7/1/21	3,450	3,556
	Pennsylvania GO	4.650%	2/15/26	2,875	3,353
	Pennsylvania GO	5.350%	5/1/30	7,400	8,213
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	2,600	2,928
	Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	400	510
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,450	1,731
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	1,475	1,769
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,550	3,262
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	11,550	14,019
	Princeton University New Jersey GO	5.700%	3/1/39	3,625	4,966
	Puerto Rico Government Development Bank GO	3.670%	5/1/14	4,000	4,084
	Puerto Rico Government Development Bank GO	4.704%	5/1/16	3,450	3,602
	Regional Transportation District of Colorado Sales Tax
	Revenue	5.844%	11/1/50	3,500	4,691
	Rutgers State University NJ Revenue	5.665%	5/1/40	1,850	2,324
	Salt River Project Arizona Agricultural Improvement &
	Power District Revenue	4.839%	1/1/41	1,900	2,216
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,325	5,880
	San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	2,725	3,547
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	4,650	6,041
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,500	6,093
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	2,320	3,061
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.000%	11/1/40	4,950	6,207
	Santa Clara Valley CA Transportation Authority Sales
	Tax Revenue	5.876%	4/1/32	8,900	10,979
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	2,000	2,780
	Texas GO	5.517%	4/1/39	3,160	4,111
	Texas Transportation Commission Revenue	5.028%	4/1/26	2,100	2,556
	Texas Transportation Commission Revenue	5.178%	4/1/30	5,025	6,133
	Texas Transportation Commission Revenue	4.631%	4/1/33	6,450	7,501
	Texas Transportation Commission Revenue	4.681%	4/1/40	2,750	3,238
	Tufts University Massachusetts GO	5.017%	4/15/2112	8,325	9,387
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	4,250	5,561
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	2,575	3,407
	University of California Revenue	0.887%	7/1/13	1,250	1,255
	University of California Revenue	6.270%	5/15/31	500	572
	University of California Revenue	5.770%	5/15/43	1,220	1,489
	University of California Revenue	5.946%	5/15/45	13,100	16,259
	University of California Revenue	4.858%	5/15/2112	18,000	18,317
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	1,700	2,099
	University of Pennsylvania GO	4.674%	9/1/2112	10,350	11,573
	University of Southern California Revenue	5.250%	10/1/2111	3,900	5,042
	University of Texas System Revenue Financing System
	Revenue	5.262%	7/1/39	1,650	2,071
	University of Texas System Revenue Financing System
	Revenue	6.276%	8/15/41	1,525	1,792

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	University of Texas System Revenue Financing System
	Revenue	5.134%	8/15/42	100	125
	University of Texas System Revenue Financing System
	Revenue	4.794%	8/15/46	2,300	2,809
	University of Virginia Revenue	6.200%	9/1/39	3,000	4,285
	Utah GO	4.554%	7/1/24	2,525	2,997
	Utah GO	3.539%	7/1/25	6,300	7,023
	Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	400	538
	Washington Convention Center Public Facilities District
	Revenue	6.790%	7/1/40	400	491
	Washington GO	5.090%	8/1/33	9,025	10,582
	Washington GO	5.481%	8/1/39	870	1,091
	Washington GO	5.140%	8/1/40	6,035	7,230
11	Wisconsin GO	4.800%	5/1/13	2,525	2,615
11	Wisconsin GO	5.700%	5/1/26	2,800	3,287
Total Taxable Municipal Bonds (Cost $909,176)					1,075,278

				Shares
Temporary Cash Investment (5.0%)
Money Market Fund (5.0%)
14	Vanguard Market Liquidity Fund (Cost $5,605,644)	0.148%		5,605,644,019	5,605,644
Total Investments (104.4%) (Cost $108,867,267)					115,848,369
Other Assets and Liabilities—Net (-4.4%)					(4,932,494)
Net Assets (100%)					110,915,875

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2012.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $301,874,000, representing 0.3% of net assets.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (71.0%)
U.S. Government Securities (60.8%)
United States Treasury Note/Bond	3.500%	5/31/13	61,560	63,378
United States Treasury Note/Bond	1.125%	6/15/13	223,153	225,001
United States Treasury Note/Bond	0.375%	6/30/13	134,740	134,887
United States Treasury Note/Bond	3.375%	6/30/13	375	386
United States Treasury Note/Bond	0.375%	7/31/13	473,840	474,356
United States Treasury Note/Bond	3.375%	7/31/13	89,195	92,178
United States Treasury Note/Bond	0.750%	8/15/13	110,000	110,584
United States Treasury Note/Bond	4.250%	8/15/13	126,525	132,159
United States Treasury Note/Bond	0.125%	8/31/13	200,110	199,766
United States Treasury Note/Bond	3.125%	8/31/13	68,460	70,717
United States Treasury Note/Bond	3.125%	9/30/13	127,345	131,841
United States Treasury Note/Bond	0.250%	10/31/13	327,095	326,892
United States Treasury Note/Bond	2.750%	10/31/13	132,705	137,018
United States Treasury Note/Bond	0.500%	11/15/13	24,902	24,972
United States Treasury Note/Bond	4.250%	11/15/13	28,153	29,671
United States Treasury Note/Bond	0.250%	11/30/13	165,270	165,141
United States Treasury Note/Bond	2.000%	11/30/13	70,240	71,919
United States Treasury Note/Bond	0.750%	12/15/13	2,415	2,430
United States Treasury Note/Bond	0.125%	12/31/13	177,185	176,714
United States Treasury Note/Bond	1.500%	12/31/13	25,865	26,322
United States Treasury Note/Bond	0.250%	1/31/14	10,000	9,991
United States Treasury Note/Bond	1.750%	1/31/14	37,340	38,180
United States Treasury Note/Bond	1.250%	2/15/14	33,030	33,520
United States Treasury Note/Bond	4.000%	2/15/14	2,805	2,971
United States Treasury Note/Bond	0.250%	2/28/14	364,650	364,252
United States Treasury Note/Bond	1.875%	2/28/14	262,020	268,736
United States Treasury Note/Bond	1.250%	3/15/14	33,405	33,932
United States Treasury Note/Bond	0.250%	3/31/14	64,425	64,344
United States Treasury Note/Bond	1.750%	3/31/14	241,500	247,463
United States Treasury Note/Bond	1.250%	4/15/14	44,060	44,776
United States Treasury Note/Bond	0.250%	4/30/14	231,850	231,560
United States Treasury Note/Bond	1.875%	4/30/14	276,005	283,725
United States Treasury Note/Bond	1.000%	5/15/14	48,040	48,633
United States Treasury Note/Bond	0.250%	5/31/14	182,690	182,462
United States Treasury Note/Bond	2.250%	5/31/14	253,755	262,994
United States Treasury Note/Bond	0.750%	6/15/14	174,105	175,628
United States Treasury Note/Bond	0.250%	6/30/14	215,600	215,330
United States Treasury Note/Bond	2.625%	6/30/14	208,580	218,129
United States Treasury Note/Bond	0.625%	7/15/14	142,115	142,915
United States Treasury Note/Bond	2.625%	7/31/14	393,725	412,242
United States Treasury Note/Bond	0.500%	8/15/14	109,175	109,533
United States Treasury Note/Bond	4.250%	8/15/14	25,305	27,385
United States Treasury Note/Bond	2.375%	8/31/14	84,331	88,007
United States Treasury Note/Bond	0.250%	9/15/14	56,675	56,551
United States Treasury Note/Bond	2.375%	9/30/14	157,350	164,530
United States Treasury Note/Bond	0.500%	10/15/14	130,355	130,823
United States Treasury Note/Bond	2.375%	10/31/14	346,285	362,408
United States Treasury Note/Bond	0.375%	11/15/14	104,970	105,019
United States Treasury Note/Bond	4.250%	11/15/14	78,370	85,534
United States Treasury Note/Bond	2.125%	11/30/14	270,915	282,302
United States Treasury Note/Bond	0.250%	12/15/14	51,515	51,378
United States Treasury Note/Bond	2.625%	12/31/14	20,195	21,325
United States Treasury Note/Bond	0.250%	1/15/15	31,075	30,983
United States Treasury Note/Bond	2.250%	1/31/15	43,930	46,037
United States Treasury Note/Bond	0.250%	2/15/15	14,116	14,067
United States Treasury Note/Bond	4.000%	2/15/15	39,505	43,209
United States Treasury Note/Bond	11.250%	2/15/15	40,292	51,656
United States Treasury Note/Bond	2.375%	2/28/15	216,697	228,074
United States Treasury Note/Bond	0.375%	3/15/15	163,885	163,808
United States Treasury Note/Bond	2.500%	3/31/15	392,198	414,749
United States Treasury Note/Bond	0.375%	4/15/15	231,725	231,616

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.500%	4/30/15	159,417	168,783
	United States Treasury Note/Bond	0.250%	5/15/15	154,275	153,624
	United States Treasury Note/Bond	4.125%	5/15/15	29,640	32,761
	United States Treasury Note/Bond	2.125%	5/31/15	79,705	83,628
	United States Treasury Note/Bond	0.375%	6/15/15	137,600	137,493
	United States Treasury Note/Bond	1.875%	6/30/15	228,073	237,837
	United States Treasury Note/Bond	1.750%	7/31/15	150,035	155,990
	United States Treasury Note/Bond	4.250%	8/15/15	48,390	54,068
	United States Treasury Note/Bond	1.250%	8/31/15	42,898	43,970
	United States Treasury Note/Bond	1.250%	9/30/15	107,454	110,140
	United States Treasury Note/Bond	1.250%	10/31/15	274,925	281,754
	United States Treasury Note/Bond	4.500%	11/15/15	21,000	23,805
	United States Treasury Note/Bond	1.375%	11/30/15	233,650	240,587
	United States Treasury Note/Bond	2.125%	12/31/15	171,800	181,383
	United States Treasury Note/Bond	2.000%	1/31/16	45,350	47,724
	United States Treasury Note/Bond	4.500%	2/15/16	119,158	136,138
	United States Treasury Note/Bond	2.125%	2/29/16	173,480	183,509
	United States Treasury Note/Bond	2.625%	2/29/16	20,000	21,528
	United States Treasury Note/Bond	2.250%	3/31/16	10,425	11,090
	United States Treasury Note/Bond	2.375%	3/31/16	251,547	268,604
	United States Treasury Note/Bond	2.000%	4/30/16	213,180	224,871
	United States Treasury Note/Bond	2.625%	4/30/16	55,760	60,134
	United States Treasury Note/Bond	5.125%	5/15/16	79,075	92,864
	United States Treasury Note/Bond	1.750%	5/31/16	354,725	370,964
	United States Treasury Note/Bond	3.250%	5/31/16	33,000	36,429
	United States Treasury Note/Bond	1.500%	6/30/16	226,120	234,353
	United States Treasury Note/Bond	1.500%	7/31/16	165,825	171,888
	United States Treasury Note/Bond	4.875%	8/15/16	19,625	23,029
	United States Treasury Note/Bond	1.000%	8/31/16	154,320	156,828
	United States Treasury Note/Bond	3.000%	8/31/16	95,125	104,474
	United States Treasury Note/Bond	1.000%	9/30/16	262,830	267,019
	United States Treasury Note/Bond	1.000%	10/31/16	269,270	273,436
	United States Treasury Note/Bond	0.875%	11/30/16	210,797	212,939
	United States Treasury Note/Bond	0.875%	12/31/16	383,541	387,077
	United States Treasury Note/Bond	0.875%	1/31/17	101,990	102,899
	United States Treasury Note/Bond	0.875%	2/28/17	281,270	283,776
	United States Treasury Note/Bond	1.000%	3/31/17	401,590	407,301
	United States Treasury Note/Bond	0.875%	4/30/17	294,949	297,300
	United States Treasury Note/Bond	0.625%	5/31/17	247,325	246,281
	United States Treasury Note/Bond	0.750%	6/30/17	333,100	333,570
	United States Treasury Note/Bond	9.125%	5/15/18	20,900	30,765
					15,479,722
Agency Bonds and Notes (10.2%)
1	Federal Agricultural Mortgage Corp.	1.250%	12/6/13	3,345	3,387
1	Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,925	2,011
1	Federal Agricultural Mortgage Corp.	2.000%	7/27/16	2,250	2,348
1	Federal Farm Credit Banks	3.875%	10/7/13	17,620	18,404
1	Federal Farm Credit Banks	1.125%	2/27/14	5,250	5,315
1	Federal Farm Credit Banks	2.625%	4/17/14	5,500	5,722
1	Federal Farm Credit Banks	3.000%	9/22/14	1,750	1,850
1	Federal Farm Credit Banks	1.625%	11/19/14	6,950	7,143
1	Federal Farm Credit Banks	0.500%	6/23/15	4,500	4,497
1	Federal Farm Credit Banks	1.500%	11/16/15	4,500	4,630
1	Federal Farm Credit Banks	4.875%	12/16/15	13,730	15,708
1	Federal Farm Credit Banks	1.050%	3/28/16	3,525	3,568
1	Federal Farm Credit Banks	5.125%	8/25/16	13,700	16,130
1	Federal Home Loan Banks	5.125%	8/14/13	17,935	18,899
1	Federal Home Loan Banks	0.500%	8/28/13	40,000	40,093
1	Federal Home Loan Banks	4.000%	9/6/13	21,850	22,795
1	Federal Home Loan Banks	5.250%	9/13/13	5,425	5,744
1	Federal Home Loan Banks	4.500%	9/16/13	1,450	1,523
1	Federal Home Loan Banks	3.625%	10/18/13	30,600	31,896
1	Federal Home Loan Banks	0.375%	11/27/13	20,000	20,006
1	Federal Home Loan Banks	4.875%	11/27/13	2,950	3,135

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Federal Home Loan Banks	3.125%	12/13/13	17,875	18,584
1	Federal Home Loan Banks	0.875%	12/27/13	49,400	49,782
1	Federal Home Loan Banks	0.375%	1/29/14	13,175	13,180
1	Federal Home Loan Banks	1.375%	5/28/14	94,630	96,411
1	Federal Home Loan Banks	2.500%	6/13/14	9,675	10,062
1	Federal Home Loan Banks	5.500%	8/13/14	18,900	20,917
1	Federal Home Loan Banks	0.875%	12/12/14	9,600	9,687
1	Federal Home Loan Banks	2.750%	12/12/14	57,650	60,837
1	Federal Home Loan Banks	1.750%	9/11/15	30,000	31,078
1	Federal Home Loan Banks	5.625%	6/13/16	4,325	4,988
1	Federal Home Loan Banks	4.750%	12/16/16	17,420	20,433
1	Federal Home Loan Banks	4.875%	5/17/17	29,920	35,767
1	Federal Home Loan Banks	1.000%	6/21/17	42,325	42,466
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	116,495	121,580
2	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	16,540	17,316
2	Federal Home Loan Mortgage Corp.	0.375%	10/30/13	30,800	30,809
2	Federal Home Loan Mortgage Corp.	0.375%	11/27/13	20,000	20,006
2	Federal Home Loan Mortgage Corp.	2.500%	1/7/14	58,450	60,352
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	35,140	37,376
2	Federal Home Loan Mortgage Corp.	5.000%	1/30/14	9,000	9,652
2	Federal Home Loan Mortgage Corp.	1.375%	2/25/14	20,000	20,335
2	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	19,000	19,735
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	9,500	10,387
2	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	41,950	44,196
2	Federal Home Loan Mortgage Corp.	1.000%	7/30/14	23,000	23,284
2	Federal Home Loan Mortgage Corp.	1.000%	8/20/14	11,600	11,732
2	Federal Home Loan Mortgage Corp.	1.000%	8/27/14	19,300	19,538
2	Federal Home Loan Mortgage Corp.	0.500%	9/19/14	8,150	8,157
2	Federal Home Loan Mortgage Corp.	0.750%	11/25/14	63,000	63,446
2	Federal Home Loan Mortgage Corp.	0.625%	12/29/14	45,175	45,356
2	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	59,475	63,168
2	Federal Home Loan Mortgage Corp.	0.500%	4/17/15	56,500	56,497
2	Federal Home Loan Mortgage Corp.	1.750%	9/10/15	17,650	18,312
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	19,305
2	Federal Home Loan Mortgage Corp.	2.500%	5/27/16	18,945	20,247
2	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	25,000	29,721
2	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	50,255	52,770
2	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	12,925	12,977
2	Federal Home Loan Mortgage Corp.	1.250%	5/12/17	20,000	20,283
2	Federal Home Loan Mortgage Corp.	1.000%	6/29/17	7,900	7,911
2	Federal Home Loan Mortgage Corp.	1.000%	7/28/17	6,500	6,503
2	Federal National Mortgage Assn.	0.500%	8/9/13	86,979	87,172
2	Federal National Mortgage Assn.	1.250%	8/20/13	62,110	62,778
2	Federal National Mortgage Assn.	1.000%	9/23/13	50,000	50,417
2	Federal National Mortgage Assn.	4.625%	10/15/13	9,850	10,390
2	Federal National Mortgage Assn.	0.750%	12/18/13	106,570	107,171
2	Federal National Mortgage Assn.	5.125%	1/2/14	9,550	10,200
2	Federal National Mortgage Assn.	1.250%	2/27/14	37,815	38,367
2	Federal National Mortgage Assn.	2.750%	3/13/14	73,685	76,671
2	Federal National Mortgage Assn.	4.125%	4/15/14	13,450	14,353
2	Federal National Mortgage Assn.	2.500%	5/15/14	54,970	57,157
2	Federal National Mortgage Assn.	1.125%	6/27/14	8,300	8,422
2	Federal National Mortgage Assn.	0.875%	8/28/14	7,450	7,522
2	Federal National Mortgage Assn.	3.000%	9/16/14	45,075	47,612
2	Federal National Mortgage Assn.	4.625%	10/15/14	18,225	19,957
2	Federal National Mortgage Assn.	0.625%	10/30/14	25,000	25,105
2	Federal National Mortgage Assn.	2.625%	11/20/14	8,475	8,911
2	Federal National Mortgage Assn.	0.750%	12/19/14	20,500	20,644
2	Federal National Mortgage Assn.	5.000%	4/15/15	25,110	28,231
2	Federal National Mortgage Assn.	0.500%	5/27/15	23,110	23,102
2	Federal National Mortgage Assn.	0.500%	7/2/15	17,000	16,979
2	Federal National Mortgage Assn.	2.375%	7/28/15	65,900	69,597
2	Federal National Mortgage Assn.	4.375%	10/15/15	12,660	14,216
2	Federal National Mortgage Assn.	1.625%	10/26/15	15,200	15,715

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	5.000%	3/15/16	52,800	61,165
2	Federal National Mortgage Assn.	2.375%	4/11/16	29,000	30,816
2	Federal National Mortgage Assn.	5.250%	9/15/16	10,100	11,958
2	Federal National Mortgage Assn.	1.250%	9/28/16	11,675	11,893
2	Federal National Mortgage Assn.	1.375%	11/15/16	48,000	49,117
2	Federal National Mortgage Assn.	1.250%	1/30/17	20,000	20,339
2	Federal National Mortgage Assn.	5.000%	2/13/17	35,000	41,503
2	Federal National Mortgage Assn.	1.125%	4/27/17	20,000	20,192
	Private Export Funding Corp.	3.050%	10/15/14	900	952
	Private Export Funding Corp.	1.375%	2/15/17	500	508
					2,589,079
Total U.S. Government and Agency Obligations (Cost $17,751,801)					18,068,801
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
3	Cie de Financement Foncier SA	2.125%	4/22/13	3,600	3,615
3	Royal Bank of Canada	3.125%	4/14/15	5,750	6,080
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $9,347)					9,695
Corporate Bonds (20.5%)
Finance (9.0%)
	Banking (6.5%)
	Abbey National Treasury Services plc	2.875%	4/25/14	3,075	3,009
	Abbey National Treasury Services plc	4.000%	4/27/16	8,725	8,585
	American Express Bank FSB	5.550%	10/17/12	13,150	13,329
	American Express Centurion Bank	5.950%	6/12/17	2,175	2,529
4	American Express Co.	6.800%	9/1/66	1,925	2,007
	American Express Credit Corp.	7.300%	8/20/13	8,915	9,540
	American Express Credit Corp.	5.125%	8/25/14	17,000	18,361
	American Express Credit Corp.	1.750%	6/12/15	4,050	4,097
	American Express Credit Corp.	2.750%	9/15/15	4,175	4,330
	American Express Credit Corp.	2.800%	9/19/16	15,450	16,129
	American Express Credit Corp.	2.375%	3/24/17	2,825	2,897
	Banco Bradesco SA	8.750%	10/24/13	1,500	1,613
	Banco Santander Chile	2.875%	11/13/12	625	624
	Bancolombia SA	4.250%	1/12/16	2,600	2,700
	Bank of America Corp.	5.375%	9/11/12	6,175	6,218
	Bank of America Corp.	7.375%	5/15/14	13,230	14,236
	Bank of America Corp.	5.375%	6/15/14	2,525	2,636
	Bank of America Corp.	5.125%	11/15/14	6,050	6,310
	Bank of America Corp.	4.500%	4/1/15	24,300	25,139
	Bank of America Corp.	3.700%	9/1/15	5,475	5,536
	Bank of America Corp.	5.250%	12/1/15	6,000	6,207
	Bank of America Corp.	3.625%	3/17/16	16,875	16,963
	Bank of America Corp.	3.750%	7/12/16	14,400	14,522
	Bank of America Corp.	6.500%	8/1/16	11,020	12,105
	Bank of America Corp.	5.750%	8/15/16	3,900	4,049
	Bank of America Corp.	7.800%	9/15/16	2,967	3,253
	Bank of America Corp.	5.625%	10/14/16	1,950	2,073
	Bank of America Corp.	5.420%	3/15/17	3,850	3,980
	Bank of America Corp.	3.875%	3/22/17	2,500	2,547
	Bank of America NA	5.300%	3/15/17	7,275	7,547
	Bank of Montreal	1.750%	4/29/14	650	663
	Bank of Montreal	2.500%	1/11/17	8,700	9,016
	Bank of New York Mellon Corp.	4.950%	11/1/12	13,400	13,593
	Bank of New York Mellon Corp.	5.125%	8/27/13	2,830	2,975
	Bank of New York Mellon Corp.	4.300%	5/15/14	6,600	7,049
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,700	1,854
	Bank of New York Mellon Corp.	2.500%	1/15/16	3,250	3,369
	Bank of New York Mellon Corp.	2.400%	1/17/17	2,575	2,655
	Bank of Nova Scotia	2.375%	12/17/13	9,000	9,216
	Bank of Nova Scotia	1.850%	1/12/15	4,365	4,444
	Bank of Nova Scotia	3.400%	1/22/15	11,900	12,557

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank of Nova Scotia	2.050%	10/7/15	5,875	6,018
	Bank of Nova Scotia	2.550%	1/12/17	2,525	2,622
3	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	2,000	2,048
	Bank One Corp.	4.900%	4/30/15	2,375	2,500
	Barclays Bank plc	2.500%	1/23/13	13,100	13,196
	Barclays Bank plc	5.200%	7/10/14	13,825	14,591
	Barclays Bank plc	2.750%	2/23/15	3,475	3,484
	Barclays Bank plc	5.000%	9/22/16	2,000	2,168
	BB&T Corp.	3.375%	9/25/13	3,975	4,092
	BB&T Corp.	2.050%	4/28/14	2,055	2,097
	BB&T Corp.	5.700%	4/30/14	1,330	1,442
	BB&T Corp.	5.200%	12/23/15	7,379	8,121
	BB&T Corp.	3.200%	3/15/16	10,075	10,645
	BB&T Corp.	3.950%	4/29/16	3,250	3,549
	BB&T Corp.	2.150%	3/22/17	2,800	2,838
	BB&T Corp.	4.900%	6/30/17	2,000	2,203
	BBVA US Senior SAU	3.250%	5/16/14	4,350	4,133
	Bear Stearns Cos. LLC	5.700%	11/15/14	2,875	3,101
	Bear Stearns Cos. LLC	5.300%	10/30/15	30	32
	BNP Paribas SA	3.250%	3/11/15	2,725	2,749
	BNP Paribas SA	3.600%	2/23/16	21,050	21,327
	BNY Mellon NA	4.750%	12/15/14	1,300	1,404
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	3,200	3,234
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	3,740	3,897
	Capital One Financial Corp.	7.375%	5/23/14	16,825	18,499
	Capital One Financial Corp.	2.150%	3/23/15	2,650	2,664
	Capital One Financial Corp.	3.150%	7/15/16	4,225	4,367
	Capital One Financial Corp.	6.150%	9/1/16	1,925	2,140
	Citigroup Inc.	5.500%	4/11/13	14,445	14,848
	Citigroup Inc.	6.500%	8/19/13	8,200	8,601
	Citigroup Inc.	6.000%	12/13/13	16,700	17,541
	Citigroup Inc.	5.125%	5/5/14	2,525	2,633
	Citigroup Inc.	6.375%	8/12/14	15,500	16,585
	Citigroup Inc.	5.000%	9/15/14	14,275	14,600
	Citigroup Inc.	5.500%	10/15/14	11,010	11,657
	Citigroup Inc.	6.010%	1/15/15	6,700	7,184
	Citigroup Inc.	2.650%	3/2/15	7,250	7,242
	Citigroup Inc.	4.750%	5/19/15	8,925	9,364
	Citigroup Inc.	4.700%	5/29/15	4,275	4,459
	Citigroup Inc.	4.587%	12/15/15	2,900	3,030
	Citigroup Inc.	5.300%	1/7/16	7,575	8,044
	Citigroup Inc.	3.953%	6/15/16	12,425	12,726
	Citigroup Inc.	4.450%	1/10/17	14,725	15,444
	Comerica Bank	5.750%	11/21/16	1,000	1,129
	Comerica Inc.	4.800%	5/1/15	1,500	1,601
	Comerica Inc.	3.000%	9/16/15	1,900	1,981
	Commonwealth Bank of Australia	1.950%	3/16/15	8,500	8,544
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.850%	1/10/14	8,150	8,215
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	5,500	5,539
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	12,325	12,682
	Countrywide Financial Corp.	6.250%	5/15/16	2,175	2,261
	Credit Suisse	3.450%	7/2/12	5,900	5,900
	Credit Suisse	2.200%	1/14/14	4,175	4,203
	Credit Suisse	5.500%	5/1/14	16,450	17,452
	Credit Suisse	3.500%	3/23/15	15,450	16,013
	Credit Suisse USA Inc.	5.500%	8/15/13	975	1,016
	Credit Suisse USA Inc.	4.875%	1/15/15	5,755	6,161
	Credit Suisse USA Inc.	5.375%	3/2/16	10,121	11,236
	Deutsche Bank AG	5.375%	10/12/12	8,650	8,747
	Deutsche Bank AG	3.875%	8/18/14	1,200	1,252
	Deutsche Bank AG	3.450%	3/30/15	10,350	10,789
	Deutsche Bank AG	3.250%	1/11/16	7,175	7,376
	Fifth Third Bancorp	3.625%	1/25/16	8,525	8,993
	Fifth Third Bank	4.750%	2/1/15	2,800	2,988

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	First Horizon National Corp.	5.375%	12/15/15	4,325	4,550
	First Tennessee Bank NA	5.050%	1/15/15	3,425	3,527
	First Tennessee Bank NA	5.650%	4/1/16	1,146	1,192
	Goldman Sachs Group Inc.	4.750%	7/15/13	19,250	19,765
	Goldman Sachs Group Inc.	5.250%	10/15/13	5,125	5,340
	Goldman Sachs Group Inc.	5.150%	1/15/14	3,575	3,713
	Goldman Sachs Group Inc.	6.000%	5/1/14	37,425	39,594
	Goldman Sachs Group Inc.	5.125%	1/15/15	4,400	4,597
	Goldman Sachs Group Inc.	3.700%	8/1/15	14,350	14,474
	Goldman Sachs Group Inc.	5.350%	1/15/16	4,400	4,618
	Goldman Sachs Group Inc.	3.625%	2/7/16	22,200	22,213
	Goldman Sachs Group Inc.	5.750%	10/1/16	4,000	4,269
	Goldman Sachs Group Inc.	5.625%	1/15/17	7,700	8,081
	HSBC Bank USA NA	4.625%	4/1/14	1,125	1,171
	HSBC Holdings plc	5.250%	12/12/12	3,300	3,361
	HSBC USA Inc.	2.375%	2/13/15	9,225	9,338
	JPMorgan Chase & Co.	5.375%	10/1/12	16,875	17,072
	JPMorgan Chase & Co.	1.650%	9/30/13	3,175	3,191
	JPMorgan Chase & Co.	2.050%	1/24/14	675	683
	JPMorgan Chase & Co.	4.650%	6/1/14	9,800	10,324
	JPMorgan Chase & Co.	5.125%	9/15/14	5,275	5,605
	JPMorgan Chase & Co.	3.700%	1/20/15	14,400	14,985
	JPMorgan Chase & Co.	4.750%	3/1/15	2,050	2,191
	JPMorgan Chase & Co.	1.875%	3/20/15	1,350	1,346
	JPMorgan Chase & Co.	5.250%	5/1/15	3,975	4,284
	JPMorgan Chase & Co.	3.400%	6/24/15	23,760	24,609
	JPMorgan Chase & Co.	5.150%	10/1/15	3,000	3,214
	JPMorgan Chase & Co.	2.600%	1/15/16	7,500	7,569
	JPMorgan Chase & Co.	3.450%	3/1/16	15,665	16,228
	JPMorgan Chase & Co.	3.150%	7/5/16	22,100	22,689
	KeyBank NA	5.800%	7/1/14	3,000	3,215
	KeyBank NA	4.950%	9/15/15	1,000	1,079
	KeyBank NA	5.450%	3/3/16	3,025	3,353
	KeyCorp	3.750%	8/13/15	300	317
	Lloyds TSB Bank plc	4.875%	1/21/16	17,075	17,931
	Lloyds TSB Bank plc	4.200%	3/28/17	1,150	1,187
4	Manufacturers & Traders Trust Co.	5.585%	12/28/20	900	885
	Mellon Funding Corp.	5.000%	12/1/14	4,600	4,950
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	5,200	5,438
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	10,400	10,789
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	7,440	7,702
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,000	5,128
	Morgan Stanley	5.250%	11/2/12	9,175	9,289
	Morgan Stanley	2.875%	1/24/14	2,425	2,398
	Morgan Stanley	4.750%	4/1/14	11,650	11,737
	Morgan Stanley	6.000%	5/13/14	13,375	13,832
	Morgan Stanley	4.200%	11/20/14	19,575	19,572
	Morgan Stanley	4.100%	1/26/15	8,075	8,016
	Morgan Stanley	6.000%	4/28/15	5,875	6,073
	Morgan Stanley	4.000%	7/24/15	3,000	2,945
	Morgan Stanley	5.375%	10/15/15	7,050	7,179
	Morgan Stanley	3.450%	11/2/15	6,925	6,723
	Morgan Stanley	3.800%	4/29/16	9,700	9,363
	Morgan Stanley	5.750%	10/18/16	10,150	10,395
	Morgan Stanley	5.450%	1/9/17	5,225	5,308
	Morgan Stanley	4.750%	3/22/17	5,000	4,973
	Morgan Stanley	5.550%	4/27/17	5,000	5,081
	Murray Street Investment Trust I	4.647%	3/9/17	8,550	8,545
	National Australia Bank Ltd.	2.000%	3/9/15	4,975	4,981
	National Australia Bank Ltd.	2.750%	3/9/17	4,975	5,005
	National Bank of Canada	1.500%	6/26/15	5,600	5,623
	National City Bank	5.800%	6/7/17	2,225	2,548
	Northern Trust Corp.	5.500%	8/15/13	1,875	1,974
	Northern Trust Corp.	4.625%	5/1/14	2,200	2,353

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Paribas	6.950%	7/22/13	775	800
	PNC Funding Corp.	3.625%	2/8/15	18,675	19,807
	PNC Funding Corp.	2.700%	9/19/16	4,950	5,139
	PNC Funding Corp.	5.625%	2/1/17	6,775	7,587
	Royal Bank of Canada	2.100%	7/29/13	9,800	9,974
	Royal Bank of Canada	1.450%	10/30/14	3,100	3,135
	Royal Bank of Canada	1.150%	3/13/15	850	852
	Royal Bank of Canada	2.625%	12/15/15	18,150	18,950
	Royal Bank of Canada	2.300%	7/20/16	2,325	2,395
	Royal Bank of Scotland plc	3.400%	8/23/13	2,900	2,922
	Royal Bank of Scotland plc	3.250%	1/11/14	8,000	8,057
3	Royal Bank of Scotland plc	4.875%	8/25/14	4,000	4,094
	Royal Bank of Scotland plc	4.875%	3/16/15	8,600	8,856
	Royal Bank of Scotland plc	3.950%	9/21/15	6,525	6,643
	Royal Bank of Scotland plc	4.375%	3/16/16	7,375	7,555
	Santander Holdings USA Inc.	4.625%	4/19/16	4,250	4,107
	SouthTrust Corp.	5.800%	6/15/14	1,350	1,452
	State Street Corp.	4.300%	5/30/14	1,000	1,064
	State Street Corp.	2.875%	3/7/16	10,700	11,319
	SunTrust Banks Inc.	3.600%	4/15/16	7,175	7,433
	SunTrust Banks Inc.	3.500%	1/20/17	2,085	2,154
	Svenska Handelsbanken AB	3.125%	7/12/16	7,500	7,762
	Svenska Handelsbanken AB	2.875%	4/4/17	3,550	3,615
	Toronto-Dominion Bank	1.375%	7/14/14	6,050	6,130
	Toronto-Dominion Bank	2.500%	7/14/16	4,585	4,750
	Toronto-Dominion Bank	2.375%	10/19/16	7,550	7,778
	UBS AG	2.250%	1/28/14	12,975	13,044
	UBS AG	3.875%	1/15/15	10,400	10,761
	UBS AG	5.875%	7/15/16	4,800	5,047
	UFJ Finance Aruba AEC	6.750%	7/15/13	10,100	10,653
	Union Bank NA	2.125%	12/16/13	2,550	2,591
	Union Bank NA	5.950%	5/11/16	2,300	2,560
	Union Bank NA	3.000%	6/6/16	4,950	5,180
	Union Bank NA	2.125%	6/16/17	2,575	2,572
	US Bancorp	2.000%	6/14/13	13,350	13,545
	US Bancorp	1.125%	10/30/13	4,850	4,879
	US Bancorp	4.200%	5/15/14	10,725	11,423
	US Bancorp	3.150%	3/4/15	4,800	5,063
	US Bancorp	3.442%	2/1/16	4,325	4,473
	US Bancorp	2.200%	11/15/16	8,605	8,859
	US Bank NA	6.300%	2/4/14	1,850	2,003
	US Bank NA	4.950%	10/30/14	1,350	1,467
4	US Bank NA	3.778%	4/29/20	1,000	1,043
	Wachovia Bank NA	4.800%	11/1/14	4,279	4,564
	Wachovia Bank NA	5.000%	8/15/15	7,000	7,601
	Wachovia Corp.	5.250%	8/1/14	4,150	4,435
	Wachovia Corp.	5.625%	10/15/16	10,350	11,651
	Wachovia Corp.	5.750%	6/15/17	4,350	5,058
	Wells Fargo & Co.	4.950%	10/16/13	5,265	5,504
	Wells Fargo & Co.	3.750%	10/1/14	6,100	6,421
	Wells Fargo & Co.	5.000%	11/15/14	290	310
	Wells Fargo & Co.	1.250%	2/13/15	23,775	23,677
	Wells Fargo & Co.	3.625%	4/15/15	8,100	8,589
	Wells Fargo & Co.	1.500%	7/1/15	5,725	5,719
	Wells Fargo & Co.	3.676%	6/15/16	18,625	19,820
	Wells Fargo & Co.	2.625%	12/15/16	1,575	1,623
	Wells Fargo & Co.	2.100%	5/8/17	2,500	2,498
	Wells Fargo Bank NA	4.750%	2/9/15	6,112	6,552
	Wells Fargo Bank NA	5.750%	5/16/16	4,825	5,467
	Westpac Banking Corp.	2.250%	11/19/12	8,975	9,033
	Westpac Banking Corp.	4.200%	2/27/15	5,875	6,253
	Westpac Banking Corp.	3.000%	8/4/15	10,625	11,021
	Westpac Banking Corp.	3.000%	12/9/15	5,230	5,437
	Zions Bancorporation	4.500%	3/27/17	2,475	2,494

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Brokerage (0.2%)
	Ameriprise Financial Inc.	5.650%	11/15/15	4,500	5,102
	BlackRock Inc.	3.500%	12/10/14	5,050	5,350
	BlackRock Inc.	1.375%	6/1/15	600	603
	Charles Schwab Corp.	4.950%	6/1/14	5,034	5,397
	Franklin Resources Inc.	3.125%	5/20/15	1,400	1,474
	Jefferies Group Inc.	3.875%	11/9/15	3,900	3,822
	Lazard Group LLC	7.125%	5/15/15	1,875	2,046
	Lazard Group LLC	6.850%	6/15/17	3,925	4,315
	Nomura Holdings Inc.	5.000%	3/4/15	5,350	5,556
	Nomura Holdings Inc.	4.125%	1/19/16	4,000	4,061
	Raymond James Financial Inc.	4.250%	4/15/16	575	599
	TD Ameritrade Holding Corp.	4.150%	12/1/14	2,775	2,931
	Finance Companies (0.8%)
	Block Financial LLC	5.125%	10/30/14	2,200	2,276
	Discover Financial Services	6.450%	6/12/17	2,575	2,889
	GATX Corp.	8.750%	5/15/14	1,000	1,129
	GATX Corp.	3.500%	7/15/16	3,960	4,071
	General Electric Capital Corp.	1.875%	9/16/13	14,875	15,035
	General Electric Capital Corp.	2.100%	1/7/14	1,375	1,394
	General Electric Capital Corp.	5.900%	5/13/14	2,750	2,987
	General Electric Capital Corp.	5.500%	6/4/14	4,525	4,877
	General Electric Capital Corp.	5.650%	6/9/14	4,500	4,861
	General Electric Capital Corp.	3.750%	11/14/14	25,700	27,025
	General Electric Capital Corp.	3.500%	6/29/15	6,000	6,327
	General Electric Capital Corp.	1.625%	7/2/15	8,025	8,019
	General Electric Capital Corp.	4.375%	9/21/15	5,500	5,975
	General Electric Capital Corp.	2.250%	11/9/15	16,500	16,820
	General Electric Capital Corp.	2.950%	5/9/16	23,650	24,493
	General Electric Capital Corp.	2.900%	1/9/17	7,000	7,227
	General Electric Capital Corp.	5.400%	2/15/17	9,600	10,921
	General Electric Capital Corp.	2.300%	4/27/17	5,125	5,155
4	HSBC Finance Capital Trust IX	5.911%	11/30/35	2,925	2,749
	HSBC Finance Corp.	6.375%	11/27/12	4,525	4,619
	HSBC Finance Corp.	4.750%	7/15/13	4,675	4,833
	HSBC Finance Corp.	5.500%	1/19/16	19,625	21,286
	SLM Corp.	5.000%	10/1/13	5,350	5,458
	SLM Corp.	5.375%	5/15/14	1,850	1,915
	SLM Corp.	5.050%	11/14/14	1,400	1,438
	SLM Corp.	5.000%	4/15/15	150	151
	SLM Corp.	6.250%	1/25/16	15,525	16,246
	SLM Corp.	6.000%	1/25/17	725	748
	Insurance (1.0%)
	ACE INA Holdings Inc.	5.875%	6/15/14	1,754	1,907
	ACE INA Holdings Inc.	5.600%	5/15/15	2,050	2,294
	ACE INA Holdings Inc.	2.600%	11/23/15	3,875	4,028
	ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,645
	Aetna Inc.	6.000%	6/15/16	4,030	4,695
	Aetna Inc.	1.750%	5/15/17	200	200
	Aflac Inc.	2.650%	2/15/17	1,515	1,557
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	4,175	4,797
4	Allstate Corp.	6.125%	5/15/67	2,125	2,072
	Allstate Life Global Funding Trusts	5.375%	4/30/13	4,075	4,238
	American International Group Inc.	4.250%	9/15/14	4,600	4,771
	American International Group Inc.	3.000%	3/20/15	2,850	2,865
	American International Group Inc.	4.875%	9/15/16	10,600	11,226
	American International Group Inc.	5.600%	10/18/16	2,175	2,363
	American International Group Inc.	3.800%	3/22/17	2,425	2,470
	American International Group Inc.	5.450%	5/18/17	5,655	6,146
	Aon Corp.	3.500%	9/30/15	3,350	3,512
	Aon Corp.	3.125%	5/27/16	3,000	3,119
	Assurant Inc.	5.625%	2/15/14	3,655	3,827
	Axis Capital Holdings Ltd.	5.750%	12/1/14	1,800	1,907

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	3,300	3,460
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,075	3,387
	Berkshire Hathaway Finance Corp.	1.600%	5/15/17	4,125	4,151
	Berkshire Hathaway Inc.	3.200%	2/11/15	18,275	19,391
4	Chubb Corp.	6.375%	3/29/67	2,800	2,884
	Cigna Corp.	2.750%	11/15/16	11,175	11,522
	CNA Financial Corp.	5.850%	12/15/14	1,575	1,693
	CNA Financial Corp.	6.500%	8/15/16	3,950	4,445
	Coventry Health Care Inc.	6.300%	8/15/14	4,500	4,892
	Genworth Financial Inc.	5.750%	6/15/14	3,325	3,358
	Genworth Financial Inc.	8.625%	12/15/16	2,400	2,604
	Hartford Financial Services Group Inc.	5.500%	10/15/16	4,525	4,860
	Hartford Financial Services Group Inc.	5.375%	3/15/17	525	560
	Jefferson-Pilot Corp.	4.750%	1/30/14	2,400	2,507
	Lincoln National Corp.	4.300%	6/15/15	2,000	2,119
4	Lincoln National Corp.	7.000%	5/17/66	4,000	3,820
	Loews Corp.	5.250%	3/15/16	1,275	1,426
	Manulife Financial Corp.	3.400%	9/17/15	4,025	4,150
	Marsh & McLennan Cos. Inc.	5.750%	9/15/15	3,134	3,476
	Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,100	1,093
	MetLife Inc.	5.000%	11/24/13	2,060	2,177
	MetLife Inc.	2.375%	2/6/14	4,175	4,257
	MetLife Inc.	5.000%	6/15/15	6,825	7,500
	MetLife Inc.	6.750%	6/1/16	3,800	4,449
	Principal Financial Group Inc.	7.875%	5/15/14	4,680	5,215
4	Progressive Corp.	6.700%	6/15/67	3,775	3,926
	Prudential Financial Inc.	4.500%	7/15/13	450	466
	Prudential Financial Inc.	4.750%	4/1/14	1,475	1,555
	Prudential Financial Inc.	5.100%	9/20/14	1,325	1,420
	Prudential Financial Inc.	3.875%	1/14/15	2,750	2,876
	Prudential Financial Inc.	6.200%	1/15/15	4,700	5,153
	Prudential Financial Inc.	4.750%	9/17/15	6,100	6,568
	Prudential Financial Inc.	3.000%	5/12/16	4,515	4,645
4	Reinsurance Group of America Inc.	6.750%	12/15/65	2,800	2,590
	Torchmark Corp.	6.375%	6/15/16	1,250	1,393
	Transatlantic Holdings Inc.	5.750%	12/14/15	3,275	3,550
	Travelers Cos. Inc.	5.500%	12/1/15	4,100	4,625
	Travelers Cos. Inc.	6.250%	6/20/16	1,325	1,558
	UnitedHealth Group Inc.	5.000%	8/15/14	4,975	5,412
	UnitedHealth Group Inc.	1.875%	11/15/16	450	460
	UnitedHealth Group Inc.	6.000%	6/15/17	2,775	3,343
	Unum Group	7.125%	9/30/16	1,800	2,088
	WellPoint Inc.	6.000%	2/15/14	1,700	1,830
	WellPoint Inc.	5.000%	12/15/14	1,475	1,602
	WellPoint Inc.	5.250%	1/15/16	5,000	5,585
	WellPoint Inc.	5.875%	6/15/17	3,125	3,673
	Willis Group Holdings plc	4.125%	3/15/16	2,525	2,644
	Willis North America Inc.	5.625%	7/15/15	1,900	2,053
	Willis North America Inc.	6.200%	3/28/17	2,200	2,471
	XL Group plc	5.250%	9/15/14	1,455	1,536
	Other Finance (0.1%)
	CME Group Inc.	5.400%	8/1/13	2,300	2,412
	CME Group Inc.	5.750%	2/15/14	2,000	2,156
	NASDAQ OMX Group Inc.	4.000%	1/15/15	1,750	1,811
	ORIX Corp.	4.710%	4/27/15	750	783
	ORIX Corp.	5.000%	1/12/16	4,590	4,824
	ORIX Corp.	3.750%	3/9/17	3,450	3,434
	Real Estate Investment Trusts (0.4%)
	Arden Realty LP	5.250%	3/1/15	1,250	1,349
	AvalonBay Communities Inc.	5.750%	9/15/16	1,250	1,430
	BioMed Realty LP	3.850%	4/15/16	2,500	2,572
	Brandywine Operating Partnership LP	5.400%	11/1/14	1,650	1,739
	Brandywine Operating Partnership LP	6.000%	4/1/16	2,074	2,216

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brandywine Operating Partnership LP	5.700%	5/1/17	3,475	3,733
BRE Properties Inc.	5.500%	3/15/17	2,175	2,399
CommonWealth REIT	6.250%	8/15/16	1,700	1,806
CommonWealth REIT	6.250%	6/15/17	2,200	2,360
Digital Realty Trust LP	4.500%	7/15/15	5,225	5,476
Duke Realty LP	7.375%	2/15/15	2,650	2,952
ERP Operating LP	5.250%	9/15/14	1,430	1,543
ERP Operating LP	6.584%	4/13/15	820	922
ERP Operating LP	5.125%	3/15/16	2,000	2,208
ERP Operating LP	5.375%	8/1/16	475	532
HCP Inc.	5.650%	12/15/13	2,250	2,376
HCP Inc.	2.700%	2/1/14	975	991
HCP Inc.	3.750%	2/1/16	4,600	4,793
Health Care REIT Inc.	6.000%	11/15/13	2,775	2,925
Health Care REIT Inc.	3.625%	3/15/16	4,950	5,102
Health Care REIT Inc.	6.200%	6/1/16	925	1,020
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,400	1,452
Hospitality Properties Trust	7.875%	8/15/14	1,775	1,939
Hospitality Properties Trust	5.625%	3/15/17	2,575	2,753
Kilroy Realty LP	5.000%	11/3/15	2,325	2,475
Kimco Realty Corp.	5.783%	3/15/16	850	935
Kimco Realty Corp.	5.700%	5/1/17	1,500	1,665
Liberty Property LP	5.125%	3/2/15	4,500	4,791
ProLogis LP	7.625%	8/15/14	1,400	1,546
Regency Centers LP	5.250%	8/1/15	3,200	3,449
Senior Housing Properties Trust	4.300%	1/15/16	1,000	1,007
Simon Property Group LP	6.750%	5/15/14	6,550	7,101
Simon Property Group LP	4.200%	2/1/15	5,900	6,268
Simon Property Group LP	5.250%	12/1/16	2,225	2,503
Simon Property Group LP	2.800%	1/30/17	4,500	4,600
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,100	1,123
Vornado Realty LP	4.250%	4/1/15	1,000	1,050
				2,275,317
Industrial (10.2%)
Basic Industry (1.0%)
Air Products & Chemicals Inc.	2.000%	8/2/16	3,975	4,096
Airgas Inc.	4.500%	9/15/14	1,525	1,628
Airgas Inc.	3.250%	10/1/15	2,950	3,074
Alcoa Inc.	6.000%	7/15/13	1,860	1,953
Alcoa Inc.	5.550%	2/1/17	3,850	4,192
ArcelorMittal	9.000%	2/15/15	7,100	7,999
ArcelorMittal	3.750%	2/25/15	2,125	2,157
ArcelorMittal	3.750%	8/5/15	575	585
ArcelorMittal	3.750%	3/1/16	4,500	4,475
ArcelorMittal	4.500%	2/25/17	6,400	6,231
ArcelorMittal USA LLC	6.500%	4/15/14	1,000	1,055
Barrick Gold Corp.	1.750%	5/30/14	2,250	2,277
Barrick Gold Corp.	2.900%	5/30/16	5,230	5,490
Barrick Gold Financeco LLC	6.125%	9/15/13	5,450	5,789
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	3,000	3,100
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	8,525	9,233
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	3,150	3,156
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	15,150	15,260
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,675	1,959
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,475	3,747
Dow Chemical Co.	7.600%	5/15/14	17,175	19,146
Dow Chemical Co.	5.900%	2/15/15	3,950	4,410
Dow Chemical Co.	2.500%	2/15/16	2,000	2,058
Eastman Chemical Co.	3.000%	12/15/15	1,025	1,062
Eastman Chemical Co.	2.400%	6/1/17	4,100	4,145
Ecolab Inc.	2.375%	12/8/14	1,800	1,859
Ecolab Inc.	3.000%	12/8/16	7,000	7,386
EI du Pont de Nemours & Co.	5.000%	7/15/13	4,500	4,707

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EI du Pont de Nemours & Co.	1.750%	3/25/14	5,425	5,554
EI du Pont de Nemours & Co.	4.875%	4/30/14	2,550	2,754
EI du Pont de Nemours & Co.	2.750%	4/1/16	2,000	2,126
EI du Pont de Nemours & Co.	5.250%	12/15/16	5,590	6,601
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	125	125
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	1,875	1,849
Georgia-Pacific LLC	7.700%	6/15/15	1,250	1,454
ICI Wilmington Inc.	5.625%	12/1/13	1,600	1,685
International Paper Co.	7.400%	6/15/14	3,000	3,327
International Paper Co.	5.300%	4/1/15	2,500	2,736
International Paper Co.	5.250%	4/1/16	2,950	3,220
Kinross Gold Corp.	3.625%	9/1/16	1,500	1,512
Lubrizol Corp.	5.500%	10/1/14	1,850	2,044
Monsanto Co.	2.750%	4/15/16	1,250	1,326
Plum Creek Timberlands LP	5.875%	11/15/15	1,650	1,828
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,000	5,364
PPG Industries Inc.	1.900%	1/15/16	3,675	3,753
Praxair Inc.	4.375%	3/31/14	1,125	1,197
Praxair Inc.	5.250%	11/15/14	2,750	3,038
Praxair Inc.	4.625%	3/30/15	1,625	1,790
Praxair Inc.	5.375%	11/1/16	700	821
Praxair Inc.	5.200%	3/15/17	1,250	1,464
Rio Tinto Alcan Inc.	5.200%	1/15/14	700	744
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	17,550	20,033
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	2,500	2,555
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	2,025	2,112
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	1,700	1,758
Rio Tinto Finance USA plc	1.125%	3/20/15	2,550	2,558
Rio Tinto Finance USA plc	2.000%	3/22/17	7,700	7,852
Sherwin-Williams Co.	3.125%	12/15/14	1,900	1,993
Teck Resources Ltd.	10.250%	5/15/16	1,750	1,969
Teck Resources Ltd.	3.150%	1/15/17	3,575	3,692
Vale Canada Ltd.	5.700%	10/15/15	1,125	1,238
Vale Overseas Ltd.	6.250%	1/11/16	5,025	5,622
Vale Overseas Ltd.	6.250%	1/23/17	9,500	10,736
Xstrata Canada Corp.	6.000%	10/15/15	1,525	1,697
Capital Goods (0.9%)
3M Co.	4.375%	8/15/13	2,000	2,090
3M Co.	1.375%	9/29/16	5,650	5,754
Bemis Co. Inc.	5.650%	8/1/14	2,875	3,107
Black & Decker Corp.	8.950%	4/15/14	4,000	4,523
Black & Decker Corp.	4.750%	11/1/14	1,025	1,104
Black & Decker Corp.	5.750%	11/15/16	525	609
Boeing Capital Corp.	3.250%	10/27/14	7,525	7,961
Boeing Capital Corp.	2.125%	8/15/16	575	600
Boeing Co.	3.500%	2/15/15	3,325	3,556
Boeing Co.	3.750%	11/20/16	700	776
Caterpillar Financial Services Corp.	6.200%	9/30/13	2,350	2,513
Caterpillar Financial Services Corp.	6.125%	2/17/14	35,500	38,551
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,000	2,204
Caterpillar Financial Services Corp.	2.650%	4/1/16	1,725	1,809
Caterpillar Financial Services Corp.	2.050%	8/1/16	1,400	1,445
Caterpillar Inc.	0.950%	6/26/15	1,125	1,129
Caterpillar Inc.	1.500%	6/26/17	2,125	2,129
Cooper US Inc.	5.250%	11/15/12	5,250	5,340
Cooper US Inc.	2.375%	1/15/16	2,500	2,573
CRH America Inc.	5.300%	10/15/13	2,075	2,160
CRH America Inc.	4.125%	1/15/16	8,500	8,615
CRH America Inc.	6.000%	9/30/16	3,900	4,266
Danaher Corp.	2.300%	6/23/16	1,500	1,570
Deere & Co.	6.950%	4/25/14	1,325	1,472
Embraer Overseas Ltd.	6.375%	1/24/17	825	912
General Dynamics Corp.	5.250%	2/1/14	6,100	6,537

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Dynamics Corp.	1.375%	1/15/15	6,000	6,087
Harsco Corp.	2.700%	10/15/15	3,400	3,397
Honeywell International Inc.	4.250%	3/1/13	2,050	2,101
Honeywell International Inc.	3.875%	2/15/14	5,400	5,674
Illinois Tool Works Inc.	5.150%	4/1/14	3,475	3,738
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,800	1,899
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	6,700	7,609
John Deere Capital Corp.	1.600%	3/3/14	1,600	1,627
John Deere Capital Corp.	2.950%	3/9/15	18,275	19,288
John Deere Capital Corp.	0.875%	4/17/15	9,175	9,173
John Deere Capital Corp.	1.850%	9/15/16	4,000	4,096
Joy Global Inc.	6.000%	11/15/16	875	999
L-3 Communications Corp.	3.950%	11/15/16	2,050	2,175
Lockheed Martin Corp.	2.125%	9/15/16	5,000	5,140
Northrop Grumman Corp.	1.850%	11/15/15	3,925	3,977
Owens Corning	6.500%	12/1/16	5,104	5,666
Raytheon Co.	1.400%	12/15/14	1,100	1,116
Raytheon Co.	1.625%	10/15/15	2,000	2,037
Roper Industries Inc.	6.625%	8/15/13	1,650	1,737
Stanley Black & Decker Inc.	6.150%	10/1/13	170	181
Tyco International Finance SA	4.125%	10/15/14	7,000	7,456
United Technologies Corp.	4.875%	5/1/15	2,300	2,554
United Technologies Corp.	1.200%	6/1/15	7,015	7,101
United Technologies Corp.	1.800%	6/1/17	7,525	7,681
Waste Management Inc.	5.000%	3/15/14	2,075	2,206
Waste Management Inc.	6.375%	3/11/15	1,600	1,802
Waste Management Inc.	2.600%	9/1/16	2,500	2,573
Communication (1.7%)
America Movil SAB de CV	5.500%	3/1/14	2,500	2,676
America Movil SAB de CV	5.750%	1/15/15	5,938	6,595
America Movil SAB de CV	3.625%	3/30/15	6,600	7,072
America Movil SAB de CV	2.375%	9/8/16	5,550	5,711
American Tower Corp.	4.625%	4/1/15	3,709	3,934
AT&T Inc.	4.850%	2/15/14	8,825	9,411
AT&T Inc.	5.100%	9/15/14	13,800	15,067
AT&T Inc.	2.500%	8/15/15	16,875	17,600
AT&T Inc.	2.950%	5/15/16	5,725	6,075
AT&T Inc.	5.625%	6/15/16	4,850	5,627
AT&T Inc.	1.600%	2/15/17	8,425	8,458
AT&T Inc.	1.700%	6/1/17	3,500	3,518
BellSouth Corp.	5.200%	9/15/14	200	218
British Telecommunications plc	2.000%	6/22/15	1,400	1,420
CBS Corp.	8.200%	5/15/14	1,500	1,695
CBS Corp.	1.950%	7/1/17	1,925	1,925
Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	6,005	6,541
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	19,800	21,203
CenturyLink Inc.	5.000%	2/15/15	700	733
CenturyLink Inc.	6.000%	4/1/17	1,650	1,743
Comcast Cable Communications LLC	8.875%	5/1/17	900	1,160
Comcast Corp.	5.300%	1/15/14	5,000	5,322
Comcast Corp.	6.500%	1/15/15	500	564
Comcast Corp.	5.850%	11/15/15	10,000	11,420
Comcast Corp.	5.900%	3/15/16	15,050	17,337
Comcast Corp.	4.950%	6/15/16	2,175	2,442
Comcast Corp.	6.500%	1/15/17	1,425	1,697
COX Communications Inc.	5.450%	12/15/14	8,529	9,394
COX Communications Inc.	5.500%	10/1/15	1,775	2,006
Deutsche Telekom International Finance BV	5.250%	7/22/13	4,015	4,194
Deutsche Telekom International Finance BV	5.875%	8/20/13	4,525	4,768
Deutsche Telekom International Finance BV	4.875%	7/8/14	2,675	2,844
Deutsche Telekom International Finance BV	5.750%	3/23/16	3,150	3,551
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	1,875	2,014
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.550%	3/15/15	15,600	16,449

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.500%	3/1/16	6,500	6,863
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	2.400%	3/15/17	5,800	5,840
	Embarq Corp.	7.082%	6/1/16	9,275	10,622
	France Telecom SA	4.375%	7/8/14	10,575	11,098
	France Telecom SA	2.125%	9/16/15	600	603
	France Telecom SA	2.750%	9/14/16	1,400	1,427
	NBCUniversal Media LLC	2.100%	4/1/14	5,000	5,091
	NBCUniversal Media LLC	3.650%	4/30/15	2,000	2,125
	NBCUniversal Media LLC	2.875%	4/1/16	8,200	8,547
	News America Inc.	5.300%	12/15/14	1,450	1,592
	Omnicom Group Inc.	5.900%	4/15/16	3,990	4,597
	Qwest Corp.	6.500%	6/1/17	4,150	4,674
	Reed Elsevier Capital Inc.	7.750%	1/15/14	3,900	4,266
	Rogers Communications Inc.	6.375%	3/1/14	3,000	3,268
	Rogers Communications Inc.	5.500%	3/15/14	2,150	2,301
	Telecom Italia Capital SA	5.250%	11/15/13	1,925	1,940
	Telecom Italia Capital SA	6.175%	6/18/14	14,005	14,264
	Telecom Italia Capital SA	4.950%	9/30/14	7,514	7,439
	Telecom Italia Capital SA	5.250%	10/1/15	2,000	1,979
	Telefonica Emisiones SAU	4.949%	1/15/15	1,550	1,467
	Telefonica Emisiones SAU	3.729%	4/27/15	5,825	5,311
	Telefonica Emisiones SAU	3.992%	2/16/16	12,500	11,183
	Thomson Reuters Corp.	5.950%	7/15/13	3,925	4,125
	Thomson Reuters Corp.	5.700%	10/1/14	7,250	7,973
	Time Warner Cable Inc.	6.200%	7/1/13	7,750	8,162
	Time Warner Cable Inc.	7.500%	4/1/14	8,300	9,199
	Time Warner Cable Inc.	3.500%	2/1/15	1,125	1,191
	Time Warner Cable Inc.	5.850%	5/1/17	6,400	7,523
	Verizon Communications Inc.	1.950%	3/28/14	9,250	9,465
	Verizon Communications Inc.	5.550%	2/15/16	3,000	3,447
	Verizon Communications Inc.	3.000%	4/1/16	9,500	10,126
	Verizon Communications Inc.	2.000%	11/1/16	2,325	2,386
	Vodafone Group plc	4.150%	6/10/14	11,825	12,569
	Vodafone Group plc	3.375%	11/24/15	3,550	3,787
	Vodafone Group plc	5.750%	3/15/16	5,250	6,054
	Vodafone Group plc	5.625%	2/27/17	8,000	9,356
	Vodafone Group plc	1.625%	3/20/17	5,200	5,196
	WPP Finance UK	8.000%	9/15/14	4,075	4,617
	Consumer Cyclical (1.4%)
	AutoZone Inc.	6.500%	1/15/14	5,000	5,404
	Best Buy Co. Inc.	6.750%	7/15/13	3,350	3,492
	Costco Wholesale Corp.	5.500%	3/15/17	1,925	2,297
	CVS Caremark Corp.	4.875%	9/15/14	4,725	5,141
	CVS Caremark Corp.	3.250%	5/18/15	8,150	8,619
	CVS Caremark Corp.	6.125%	8/15/16	1,000	1,172
	CVS Caremark Corp.	5.750%	6/1/17	2,330	2,756
	Daimler Finance North America LLC	6.500%	11/15/13	4,850	5,209
3	Daimler Finance North America LLC	2.625%	9/15/16	1,225	1,258
	eBay Inc.	0.875%	10/15/13	1,975	1,986
	eBay Inc.	1.625%	10/15/15	1,975	2,023
	Ford Motor Credit Co. LLC	7.000%	10/1/13	10,125	10,805
	Ford Motor Credit Co. LLC	8.000%	6/1/14	6,700	7,435
	Ford Motor Credit Co. LLC	8.700%	10/1/14	4,200	4,760
	Ford Motor Credit Co. LLC	3.875%	1/15/15	14,725	15,206
	Ford Motor Credit Co. LLC	7.000%	4/15/15	5,075	5,635
	Ford Motor Credit Co. LLC	2.750%	5/15/15	4,200	4,246
	Ford Motor Credit Co. LLC	12.000%	5/15/15	2,150	2,664
	Ford Motor Credit Co. LLC	5.625%	9/15/15	6,200	6,751
3	Ford Motor Credit Co. LLC	4.207%	4/15/16	3,700	3,839
3	Ford Motor Credit Co. LLC	3.984%	6/15/16	2,250	2,318
	Ford Motor Credit Co. LLC	8.000%	12/15/16	5,300	6,266
	Ford Motor Credit Co. LLC	4.250%	2/3/17	5,325	5,579
	Ford Motor Credit Co. LLC	3.000%	6/12/17	1,550	1,551

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Home Depot Inc.	5.250%	12/16/13	4,625	4,936
Home Depot Inc.	5.400%	3/1/16	15,575	17,966
Hyatt Hotels Corp.	3.875%	8/15/16	1,075	1,139
Johnson Controls Inc.	4.875%	9/15/13	1,000	1,044
Johnson Controls Inc.	1.750%	3/1/14	5,000	5,068
Johnson Controls Inc.	5.500%	1/15/16	1,300	1,463
Johnson Controls Inc.	2.600%	12/1/16	800	828
Lowe's Cos. Inc.	5.600%	9/15/12	3,200	3,233
Lowe's Cos. Inc.	5.400%	10/15/16	4,525	5,253
Macy's Retail Holdings Inc.	7.875%	7/15/15	10,125	11,873
Macy's Retail Holdings Inc.	5.900%	12/1/16	5,600	6,475
Marriott International Inc.	6.200%	6/15/16	1,400	1,598
Marriott International Inc.	6.375%	6/15/17	1,275	1,503
McDonald's Corp.	0.750%	5/29/15	3,000	3,000
Nordstrom Inc.	6.750%	6/1/14	1,150	1,276
PACCAR Financial Corp.	1.050%	6/5/15	1,300	1,305
PACCAR Financial Corp.	1.600%	3/15/17	1,125	1,137
PACCAR Inc.	6.875%	2/15/14	4,450	4,881
Staples Inc.	9.750%	1/15/14	13,325	14,924
Target Corp.	1.125%	7/18/14	950	960
Target Corp.	5.875%	7/15/16	4,075	4,841
Time Warner Inc.	3.150%	7/15/15	8,900	9,401
Toyota Motor Credit Corp.	1.000%	2/17/15	5,325	5,339
Toyota Motor Credit Corp.	3.200%	6/17/15	11,200	11,941
Toyota Motor Credit Corp.	2.800%	1/11/16	7,225	7,644
Toyota Motor Credit Corp.	2.050%	1/12/17	9,000	9,234
Turner Broadcasting System Inc.	8.375%	7/1/13	2,385	2,555
Viacom Inc.	4.375%	9/15/14	600	643
Viacom Inc.	1.250%	2/27/15	1,200	1,206
Viacom Inc.	4.250%	9/15/15	300	327
Viacom Inc.	6.250%	4/30/16	7,500	8,738
Viacom Inc.	2.500%	12/15/16	1,325	1,372
Viacom Inc.	3.500%	4/1/17	2,250	2,430
Wal-Mart Stores Inc.	1.625%	4/15/14	9,450	9,644
Wal-Mart Stores Inc.	3.200%	5/15/14	19,169	20,128
Wal-Mart Stores Inc.	2.875%	4/1/15	4,530	4,803
Wal-Mart Stores Inc.	2.250%	7/8/15	4,250	4,439
Wal-Mart Stores Inc.	1.500%	10/25/15	9,975	10,212
Walgreen Co.	4.875%	8/1/13	8,500	8,872
Walt Disney Co.	4.700%	12/1/12	3,700	3,766
Walt Disney Co.	4.500%	12/15/13	325	345
Walt Disney Co.	6.200%	6/20/14	3,000	3,315
Walt Disney Co.	0.875%	12/1/14	7,525	7,568
Walt Disney Co.	1.125%	2/15/17	6,000	6,017
Western Union Co.	6.500%	2/26/14	3,350	3,654
Western Union Co.	5.930%	10/1/16	2,150	2,495
Wyndham Worldwide Corp.	2.950%	3/1/17	3,475	3,458
Consumer Noncyclical (2.7%)
Abbott Laboratories	2.700%	5/27/15	3,900	4,110
Abbott Laboratories	5.875%	5/15/16	10,975	12,958
Altria Group Inc.	8.500%	11/10/13	1,355	1,490
Altria Group Inc.	7.750%	2/6/14	9,500	10,480
Altria Group Inc.	4.125%	9/11/15	9,425	10,249
AmerisourceBergen Corp.	5.875%	9/15/15	1,825	2,076
Amgen Inc.	1.875%	11/15/14	650	662
Amgen Inc.	4.850%	11/18/14	7,325	7,891
Amgen Inc.	2.300%	6/15/16	5,200	5,334
Amgen Inc.	2.500%	11/15/16	625	647
Amgen Inc.	2.125%	5/15/17	4,875	4,934
Amgen Inc.	5.850%	6/1/17	6,925	8,157
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	7,375	7,428
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	125	127
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	1,200	1,324

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	7,550	8,137
	Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	9,800	10,374
	Archer-Daniels-Midland Co.	8.375%	4/15/17	625	802
	Baxter International Inc.	4.000%	3/1/14	1,650	1,738
	Baxter International Inc.	4.625%	3/15/15	2,750	3,027
	Baxter International Inc.	5.900%	9/1/16	3,300	3,925
	Beam Inc.	6.375%	6/15/14	2,449	2,686
	Beam Inc.	1.875%	5/15/17	875	880
	Boston Scientific Corp.	4.500%	1/15/15	1,000	1,064
	Boston Scientific Corp.	6.250%	11/15/15	8,000	8,988
	Boston Scientific Corp.	6.400%	6/15/16	6,000	6,917
	Boston Scientific Corp.	5.125%	1/12/17	1,850	2,051
	Bottling Group LLC	5.000%	11/15/13	1,500	1,589
	Bottling Group LLC	6.950%	3/15/14	9,325	10,294
	Bristol-Myers Squibb Co.	5.250%	8/15/13	1,675	1,764
	Brown-Forman Corp.	5.000%	2/1/14	290	309
	Brown-Forman Corp.	2.500%	1/15/16	625	656
	Bunge Ltd. Finance Corp.	5.350%	4/15/14	5,350	5,647
	Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	2,058
	Bunge Ltd. Finance Corp.	4.100%	3/15/16	1,375	1,434
	Bunge Ltd. Finance Corp.	3.200%	6/15/17	3,475	3,459
	Cardinal Health Inc.	4.000%	6/15/15	1,875	2,014
	CareFusion Corp.	5.125%	8/1/14	5,975	6,408
	Celgene Corp.	2.450%	10/15/15	1,600	1,638
	Church & Dwight Co. Inc.	3.350%	12/15/15	1,225	1,285
	Clorox Co.	5.000%	3/1/13	3,200	3,291
	Clorox Co.	5.000%	1/15/15	3,700	4,037
	Coca-Cola Co.	0.750%	11/15/13	11,100	11,147
	Coca-Cola Co.	3.625%	3/15/14	3,075	3,231
	Coca-Cola Co.	1.500%	11/15/15	6,400	6,531
	Coca-Cola Co.	1.800%	9/1/16	2,300	2,355
	Coca-Cola Enterprises Inc.	2.125%	9/15/15	5,900	6,046
	Coca-Cola HBC Finance BV	5.125%	9/17/13	1,800	1,852
	Coca-Cola HBC Finance BV	5.500%	9/17/15	2,000	2,161
	Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	5,375	5,960
	Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	1,700	1,847
	Colgate-Palmolive Co.	0.600%	11/15/14	3,800	3,807
	Colgate-Palmolive Co.	2.625%	5/1/17	3,085	3,300
	ConAgra Foods Inc.	5.875%	4/15/14	450	487
	Delhaize Group SA	5.875%	2/1/14	400	420
	Delhaize Group SA	6.500%	6/15/17	600	666
	DENTSPLY International Inc.	2.750%	8/15/16	1,500	1,526
	Diageo Capital plc	5.500%	9/30/16	4,000	4,697
	Diageo Capital plc	1.500%	5/11/17	3,075	3,095
	Diageo Finance BV	5.300%	10/28/15	3,075	3,483
	Dr Pepper Snapple Group Inc.	2.900%	1/15/16	4,300	4,506
	Eli Lilly & Co.	4.200%	3/6/14	2,425	2,567
	Eli Lilly & Co.	5.200%	3/15/17	3,650	4,285
	Express Scripts Holding Co.	6.250%	6/15/14	7,250	7,936
3	Express Scripts Holding Co.	2.100%	2/12/15	9,100	9,192
3	Express Scripts Holding Co.	2.650%	2/15/17	10,000	10,164
	Genentech Inc.	4.750%	7/15/15	5,000	5,534
	General Mills Inc.	5.250%	8/15/13	3,325	3,490
	General Mills Inc.	5.200%	3/17/15	13,400	14,876
	Gilead Sciences Inc.	2.400%	12/1/14	1,050	1,082
	Gilead Sciences Inc.	3.050%	12/1/16	1,050	1,111
	GlaxoSmithKline Capital Inc.	4.850%	5/15/13	8,650	8,977
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	7,800	8,318
	GlaxoSmithKline Capital plc	1.500%	5/8/17	2,650	2,655
	Hasbro Inc.	6.125%	5/15/14	3,000	3,244
	Hershey Co.	5.450%	9/1/16	700	818
	Hershey Co.	1.500%	11/1/16	3,225	3,257
	HJ Heinz Co.	5.350%	7/15/13	1,300	1,364
	HJ Heinz Co.	2.000%	9/12/16	1,800	1,850

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	HJ Heinz Co.	1.500%	3/1/17	600	598
	Hospira Inc.	5.900%	6/15/14	675	726
	Hospira Inc.	6.050%	3/30/17	1,000	1,130
	Ingredion Inc.	3.200%	11/1/15	350	364
	Johnson & Johnson	1.200%	5/15/14	7,375	7,474
	Kellogg Co.	5.125%	12/3/12	2,700	2,752
	Kellogg Co.	1.875%	11/17/16	6,000	6,066
	Kellogg Co.	1.750%	5/17/17	325	325
	Kimberly-Clark Corp.	4.875%	8/15/15	175	195
3	Kraft Foods Group Inc.	1.625%	6/4/15	2,000	2,014
3	Kraft Foods Group Inc.	2.250%	6/5/17	2,800	2,853
	Kraft Foods Inc.	5.250%	10/1/13	3,200	3,374
	Kraft Foods Inc.	6.750%	2/19/14	7,450	8,155
	Kraft Foods Inc.	4.125%	2/9/16	10,000	10,888
	Kroger Co.	7.500%	1/15/14	14,300	15,707
	Kroger Co.	3.900%	10/1/15	500	539
	Kroger Co.	2.200%	1/15/17	1,075	1,086
	Life Technologies Corp.	4.400%	3/1/15	4,475	4,770
	Life Technologies Corp.	3.500%	1/15/16	5,725	5,980
	Lorillard Tobacco Co.	3.500%	8/4/16	2,150	2,244
	Mattel Inc.	2.500%	11/1/16	1,150	1,183
	McKesson Corp.	6.500%	2/15/14	1,465	1,594
	McKesson Corp.	3.250%	3/1/16	7,200	7,726
	Mead Johnson Nutrition Co.	3.500%	11/1/14	5,225	5,442
	Medco Health Solutions Inc.	2.750%	9/15/15	7,575	7,785
	Medtronic Inc.	4.500%	3/15/14	1,975	2,101
	Medtronic Inc.	3.000%	3/15/15	5,300	5,601
	Medtronic Inc.	2.625%	3/15/16	2,500	2,622
	Merck & Co. Inc.	5.300%	12/1/13	4,375	4,665
	Merck & Co. Inc.	4.750%	3/1/15	4,875	5,366
	Merck & Co. Inc.	2.250%	1/15/16	18,300	19,135
	Molson Coors Brewing Co.	2.000%	5/1/17	250	253
	Novartis Capital Corp.	4.125%	2/10/14	7,450	7,859
	Novartis Capital Corp.	2.900%	4/24/15	13,125	13,890
	PepsiAmericas Inc.	4.375%	2/15/14	1,675	1,772
	PepsiAmericas Inc.	4.875%	1/15/15	1,525	1,669
	PepsiCo Inc.	3.750%	3/1/14	23,225	24,363
	PepsiCo Inc.	3.100%	1/15/15	2,900	3,055
	PepsiCo Inc.	2.500%	5/10/16	5,000	5,260
	Pfizer Inc.	4.500%	2/15/14	925	987
	Pfizer Inc.	5.350%	3/15/15	17,650	19,775
	Philip Morris International Inc.	6.875%	3/17/14	825	911
	Philip Morris International Inc.	2.500%	5/16/16	6,000	6,300
	Philip Morris International Inc.	1.625%	3/20/17	225	228
	Procter & Gamble Co.	0.700%	8/15/14	7,000	7,026
	Procter & Gamble Co.	3.500%	2/15/15	3,525	3,777
	Procter & Gamble Co.	1.800%	11/15/15	5,075	5,239
	Procter & Gamble Co.	4.850%	12/15/15	4,500	5,088
	Procter & Gamble Co.	1.450%	8/15/16	3,450	3,516
	Quest Diagnostics Inc.	3.200%	4/1/16	2,000	2,101
	Reynolds American Inc.	7.625%	6/1/16	375	453
	Reynolds American Inc.	6.750%	6/15/17	4,250	5,109
	Safeway Inc.	6.250%	3/15/14	12,925	13,850
	Sanofi	1.625%	3/28/14	1,175	1,195
	Sanofi	1.200%	9/30/14	3,750	3,795
	Sanofi	2.625%	3/29/16	10,050	10,551
	St. Jude Medical Inc.	2.200%	9/15/13	3,125	3,178
	St. Jude Medical Inc.	3.750%	7/15/14	2,950	3,111
	Stryker Corp.	3.000%	1/15/15	1,500	1,578
	Stryker Corp.	2.000%	9/30/16	3,075	3,159
	Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,750	2,858
	Teva Pharmaceutical Finance II BV / Teva
	Pharmaceutical Finance III LLC	3.000%	6/15/15	7,100	7,462
	Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	1,825	1,858

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Thermo Fisher Scientific Inc.	2.050%	2/21/14	150	153
	Thermo Fisher Scientific Inc.	3.250%	11/20/14	1,275	1,343
	Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,600	1,700
	Thermo Fisher Scientific Inc.	3.200%	3/1/16	3,300	3,534
	Thermo Fisher Scientific Inc.	2.250%	8/15/16	8,000	8,293
	Unilever Capital Corp.	3.650%	2/15/14	1,350	1,417
	Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,000	4,251
	Whirlpool Corp.	5.500%	3/1/13	4,225	4,348
	Whirlpool Corp.	8.600%	5/1/14	1,100	1,225
	Wyeth LLC	5.500%	2/1/14	2,950	3,175
	Wyeth LLC	5.500%	2/15/16	5,600	6,489
	Wyeth LLC	5.450%	4/1/17	900	1,062
	Zimmer Holdings Inc.	1.400%	11/30/14	1,075	1,078
	Energy (1.1%)
	Anadarko Petroleum Corp.	7.625%	3/15/14	14,175	15,580
	Anadarko Petroleum Corp.	5.750%	6/15/14	900	969
	Apache Corp.	6.000%	9/15/13	4,875	5,182
	Apache Corp.	1.750%	4/15/17	1,625	1,658
	BP Capital Markets plc	5.250%	11/7/13	11,350	12,023
	BP Capital Markets plc	3.625%	5/8/14	8,950	9,385
	BP Capital Markets plc	1.700%	12/5/14	4,275	4,345
	BP Capital Markets plc	3.875%	3/10/15	10,925	11,711
	BP Capital Markets plc	3.125%	10/1/15	14,525	15,414
	BP Capital Markets plc	3.200%	3/11/16	9,300	9,888
	BP Capital Markets plc	1.846%	5/5/17	2,000	2,017
	Canadian Natural Resources Ltd.	1.450%	11/14/14	1,300	1,317
	Canadian Natural Resources Ltd.	4.900%	12/1/14	550	603
	Canadian Natural Resources Ltd.	6.000%	8/15/16	4,000	4,650
	Canadian Natural Resources Ltd.	5.700%	5/15/17	3,975	4,652
	Cenovus Energy Inc.	4.500%	9/15/14	2,950	3,151
	Chevron Corp.	3.950%	3/3/14	9,425	9,952
	ConocoPhillips	4.750%	2/1/14	14,925	15,874
	ConocoPhillips	4.600%	1/15/15	11,600	12,703
	Devon Energy Corp.	2.400%	7/15/16	1,800	1,854
	Devon Energy Corp.	1.875%	5/15/17	2,625	2,625
	Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,000	2,170
	Encana Corp.	4.750%	10/15/13	1,125	1,174
	EnCana Holdings Finance Corp.	5.800%	5/1/14	3,250	3,500
	Ensco plc	3.250%	3/15/16	4,000	4,200
	EOG Resources Inc.	6.125%	10/1/13	1,200	1,278
	EOG Resources Inc.	2.950%	6/1/15	1,525	1,604
	Husky Energy Inc.	5.900%	6/15/14	7,100	7,723
	Marathon Petroleum Corp.	3.500%	3/1/16	3,550	3,718
	Noble Holding International Ltd.	3.450%	8/1/15	5,000	5,238
	Noble Holding International Ltd.	2.500%	3/15/17	700	710
	Occidental Petroleum Corp.	1.450%	12/13/13	3,750	3,797
	Occidental Petroleum Corp.	2.500%	2/1/16	2,200	2,309
	Occidental Petroleum Corp.	4.125%	6/1/16	2,800	3,119
	Occidental Petroleum Corp.	1.750%	2/15/17	10,500	10,729
	PC Financial Partnership	5.000%	11/15/14	2,000	2,160
	Petro-Canada	4.000%	7/15/13	3,210	3,308
	Petrohawk Energy Corp.	10.500%	8/1/14	2,400	2,652
	Petrohawk Energy Corp.	7.875%	6/1/15	2,400	2,496
3	Phillips 66	2.950%	5/1/17	5,700	5,865
	Shell International Finance BV	4.000%	3/21/14	21,850	23,145
	Shell International Finance BV	3.100%	6/28/15	1,950	2,078
	Talisman Energy Inc.	5.125%	5/15/15	4,150	4,505
	Total Capital Canada Ltd.	1.625%	1/28/14	2,600	2,642
	Total Capital International SA	1.500%	2/17/17	3,500	3,509
	Total Capital International SA	1.550%	6/28/17	6,650	6,662
	Total Capital SA	3.000%	6/24/15	5,125	5,439
	Total Capital SA	3.125%	10/2/15	100	107
	Total Capital SA	2.300%	3/15/16	10,225	10,625

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Transocean Inc.	4.950%	11/15/15	4,500	4,841
Transocean Inc.	5.050%	12/15/16	4,475	4,850
Valero Energy Corp.	4.500%	2/1/15	300	323
Valero Energy Corp.	6.125%	6/15/17	2,150	2,506
Weatherford International Inc.	6.350%	6/15/17	235	270
Other Industrial (0.0%)
Yale University Connecticut GO	2.900%	10/15/14	1,825	1,915

Technology (1.2%)
Adobe Systems Inc.	3.250%	2/1/15	2,925	3,076
Agilent Technologies Inc.	5.500%	9/14/15	3,180	3,562
Altera Corp.	1.750%	5/15/17	1,800	1,814
Amphenol Corp.	4.750%	11/15/14	2,775	2,982
Analog Devices Inc.	5.000%	7/1/14	850	919
Analog Devices Inc.	3.000%	4/15/16	2,000	2,132
Applied Materials Inc.	2.650%	6/15/16	2,500	2,618
Arrow Electronics Inc.	6.875%	7/1/13	800	843
Arrow Electronics Inc.	3.375%	11/1/15	4,200	4,338
Avnet Inc.	6.625%	9/15/16	1,400	1,592
Broadcom Corp.	1.500%	11/1/13	5,400	5,466
CA Inc.	6.125%	12/1/14	5,000	5,474
Cisco Systems Inc.	1.625%	3/14/14	20,000	20,394
Cisco Systems Inc.	2.900%	11/17/14	8,900	9,388
Cisco Systems Inc.	5.500%	2/22/16	5,750	6,674
Dell Inc.	1.400%	9/10/13	1,800	1,816
Dell Inc.	2.100%	4/1/14	3,200	3,264
Dell Inc.	2.300%	9/10/15	750	773
Dell Inc.	3.100%	4/1/16	4,350	4,608
Dun & Bradstreet Corp.	2.875%	11/15/15	875	898
Equifax Inc.	4.450%	12/1/14	1,000	1,056
Fiserv Inc.	3.125%	6/15/16	675	696
Google Inc.	2.125%	5/19/16	5,575	5,832
Hewlett-Packard Co.	1.250%	9/13/13	3,200	3,206
Hewlett-Packard Co.	6.125%	3/1/14	7,450	7,996
Hewlett-Packard Co.	1.550%	5/30/14	5,000	5,028
Hewlett-Packard Co.	4.750%	6/2/14	8,300	8,771
Hewlett-Packard Co.	2.625%	12/9/14	5,375	5,504
Hewlett-Packard Co.	2.350%	3/15/15	3,850	3,910
Hewlett-Packard Co.	2.125%	9/13/15	7,825	7,898
Hewlett-Packard Co.	2.200%	12/1/15	3,600	3,621
Hewlett-Packard Co.	3.000%	9/15/16	7,600	7,808
Hewlett-Packard Co.	3.300%	12/9/16	2,775	2,893
HP Enterprise Services LLC	6.000%	8/1/13	2,850	2,992
IBM International Group Capital LLC	5.050%	10/22/12	7,400	7,497
Intel Corp.	1.950%	10/1/16	5,000	5,188
International Business Machines Corp.	2.100%	5/6/13	10,700	10,862
International Business Machines Corp.	1.000%	8/5/13	7,100	7,149
International Business Machines Corp.	1.250%	5/12/14	3,800	3,854
International Business Machines Corp.	0.875%	10/31/14	5,000	5,035
International Business Machines Corp.	0.550%	2/6/15	5,200	5,171
International Business Machines Corp.	2.000%	1/5/16	8,800	9,052
International Business Machines Corp.	1.950%	7/22/16	10,500	10,813
Juniper Networks Inc.	3.100%	3/15/16	500	520
Microsoft Corp.	2.950%	6/1/14	7,450	7,798
Microsoft Corp.	1.625%	9/25/15	14,300	14,794
Microsoft Corp.	2.500%	2/8/16	3,800	4,028
National Semiconductor Corp.	6.600%	6/15/17	2,575	3,193
Oracle Corp.	3.750%	7/8/14	11,300	12,006
Oracle Corp.	5.250%	1/15/16	3,089	3,533
Pitney Bowes Inc.	4.875%	8/15/14	2,025	2,106
Pitney Bowes Inc.	4.750%	1/15/16	5,150	5,231
Symantec Corp.	2.750%	9/15/15	3,375	3,469
Symantec Corp.	2.750%	6/15/17	525	530

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Texas Instruments Inc.	1.375%	5/15/14	1,825	1,848
	Texas Instruments Inc.	2.375%	5/16/16	5,725	6,024
	Tyco Electronics Group SA	1.600%	2/3/15	2,800	2,812
	Xerox Corp.	8.250%	5/15/14	2,355	2,631
	Xerox Corp.	4.250%	2/15/15	14,825	15,727
	Xerox Corp.	6.400%	3/15/16	3,000	3,432
	Transportation (0.2%)
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	3,350	3,932
	Canadian National Railway Co.	5.800%	6/1/16	1,250	1,467
	Canadian National Railway Co.	1.450%	12/15/16	1,425	1,435
	CSX Corp.	6.250%	4/1/15	4,625	5,272
	CSX Corp.	5.600%	5/1/17	2,400	2,758
	JB Hunt Transport Services Inc.	3.375%	9/15/15	3,100	3,203
	Norfolk Southern Corp.	5.257%	9/17/14	1,250	1,367
	Norfolk Southern Corp.	5.750%	1/15/16	3,597	4,133
	Norfolk Southern Corp.	7.700%	5/15/17	1,600	2,017
	Ryder System Inc.	5.850%	3/1/14	2,850	3,045
	Ryder System Inc.	3.150%	3/2/15	1,450	1,497
	Ryder System Inc.	7.200%	9/1/15	1,480	1,693
	Ryder System Inc.	3.600%	3/1/16	4,000	4,213
	Ryder System Inc.	5.850%	11/1/16	100	114
	Ryder System Inc.	2.500%	3/1/17	2,400	2,420
4	UAL 2009-2A Pass Through Trust	9.750%	1/15/17	4,768	5,412
	United Parcel Service Inc.	3.875%	4/1/14	4,625	4,883
					2,601,125
Utilities (1.3%)
	Electric (0.9%)
	Arizona Public Service Co.	5.800%	6/30/14	3,500	3,815
	Arizona Public Service Co.	4.650%	5/15/15	1,775	1,928
	Baltimore Gas & Electric Co.	5.900%	10/1/16	550	641
	Carolina Power & Light Co.	6.500%	7/15/12	70	70
	Carolina Power & Light Co.	5.125%	9/15/13	3,305	3,481
	Carolina Power & Light Co.	5.150%	4/1/15	2,000	2,226
	Carolina Power & Light Co.	5.250%	12/15/15	3,000	3,417
	CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	500	535
	CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	5,225	5,732
	Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,000	1,123
	Commonwealth Edison Co.	1.625%	1/15/14	1,375	1,398
	Commonwealth Edison Co.	4.700%	4/15/15	3,045	3,332
	Commonwealth Edison Co.	5.950%	8/15/16	1,975	2,320
	Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	4,000	4,103
	Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	3,350	3,903
	Constellation Energy Group Inc.	4.550%	6/15/15	1,850	1,989
	Consumers Energy Co.	5.500%	8/15/16	2,550	2,948
	Dayton Power & Light Co.	5.125%	10/1/13	1,875	1,971
	Dominion Resources Inc.	1.800%	3/15/14	3,250	3,299
	Dominion Resources Inc.	5.150%	7/15/15	1,795	1,999
	Dominion Resources Inc.	1.950%	8/15/16	1,550	1,580
	Duke Energy Carolinas LLC	5.750%	11/15/13	1,500	1,607
	Duke Energy Carolinas LLC	1.750%	12/15/16	5,000	5,125
	Duke Energy Corp.	6.300%	2/1/14	14,525	15,712
	Duke Energy Corp.	3.350%	4/1/15	1,100	1,161
	Duke Energy Indiana Inc.	5.000%	9/15/13	1,125	1,180
	Enersis SA	7.375%	1/15/14	1,000	1,071
	Entergy Arkansas Inc.	5.400%	8/1/13	1,000	1,043
	Exelon Corp.	4.900%	6/15/15	4,875	5,305
	Exelon Generation Co. LLC	5.350%	1/15/14	4,125	4,376
	FirstEnergy Solutions Corp.	4.800%	2/15/15	4,675	4,975
	Florida Power Corp.	5.100%	12/1/15	1,175	1,330
	Georgia Power Co.	6.000%	11/1/13	2,000	2,139
	Georgia Power Co.	3.000%	4/15/16	2,400	2,558
	Georgia Power Co.	5.700%	6/1/17	3,700	4,386
4	Integrys Energy Group Inc.	6.110%	12/1/66	1,000	995

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Jersey Central Power & Light Co.	5.650%	6/1/17	2,200	2,551
	Kentucky Utilities Co.	1.625%	11/1/15	2,550	2,597
	LG&E & KU Energy LLC	2.125%	11/15/15	3,000	2,998
	Louisville Gas & Electric Co.	1.625%	11/15/15	5,500	5,609
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	600	638
	Mississippi Power Co.	2.350%	10/15/16	3,000	3,133
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	12,150	12,745
	National Rural Utilities Cooperative Finance Corp.	3.875%	9/16/15	3,250	3,545
	National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	1,200	1,277
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	300	351
	Nevada Power Co.	5.875%	1/15/15	1,500	1,672
	NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	3,775	3,834
	NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	1,900	1,952
	NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,500	4,213
4	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,225	2,292
4	NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,050	1,079
	Northern States Power Co.	1.950%	8/15/15	2,200	2,262
	NSTAR Electric Co.	4.875%	4/15/14	1,500	1,594
	Ohio Edison Co.	6.400%	7/15/16	1,200	1,383
	Ohio Power Co.	5.750%	9/1/13	1,575	1,659
	Ohio Power Co.	6.000%	6/1/16	425	492
	Oncor Electric Delivery Co. LLC	6.375%	1/15/15	3,000	3,324
	Pacific Gas & Electric Co.	6.250%	12/1/13	355	382
	Pacific Gas & Electric Co.	4.800%	3/1/14	12,600	13,402
	Peco Energy Co.	5.000%	10/1/14	1,480	1,607
	Pepco Holdings Inc.	2.700%	10/1/15	2,200	2,257
	PPL Energy Supply LLC	6.300%	7/15/13	2,175	2,292
	PSEG Power LLC	5.500%	12/1/15	3,000	3,375
	PSEG Power LLC	2.750%	9/15/16	300	307
	Public Service Co. of Colorado	5.500%	4/1/14	1,000	1,083
	Public Service Electric & Gas Co.	5.375%	9/1/13	2,000	2,103
	Public Service Electric & Gas Co.	6.330%	11/1/13	355	381
	Public Service Electric & Gas Co.	0.850%	8/15/14	4,000	4,007
	Public Service Electric & Gas Co.	2.700%	5/1/15	1,125	1,185
	Scottish Power Ltd.	5.375%	3/15/15	3,000	3,092
	Sierra Pacific Power Co.	5.450%	9/1/13	3,769	3,956
	Southern California Edison Co.	5.000%	1/15/14	2,000	2,128
	Southern California Edison Co.	4.150%	9/15/14	3,000	3,215
	Southern Co.	4.150%	5/15/14	800	848
	Southern Co.	2.375%	9/15/15	4,810	4,963
	Southwestern Electric Power Co.	5.550%	1/15/17	2,825	3,182
	TECO Finance Inc.	4.000%	3/15/16	375	404
	TransAlta Corp.	4.750%	1/15/15	2,688	2,805
	Virginia Electric & Power Co.	5.100%	11/30/12	8,025	8,176
	Wisconsin Electric Power Co.	6.000%	4/1/14	2,407	2,629
4	Wisconsin Energy Corp.	6.250%	5/15/67	2,400	2,493
	Natural Gas (0.4%)
	Atmos Energy Corp.	4.950%	10/15/14	4,400	4,732
	Boardwalk Pipelines LP	5.500%	2/1/17	2,025	2,240
	DCP Midstream Operating LP	3.250%	10/1/15	1,000	1,016
	El Paso Natural Gas Co.	5.950%	4/15/17	3,025	3,389
	Enbridge Inc.	4.900%	3/1/15	4,950	5,394
	Energy Transfer Partners LP	6.000%	7/1/13	4,500	4,690
	Energy Transfer Partners LP	8.500%	4/15/14	2,828	3,125
	Energy Transfer Partners LP	6.125%	2/15/17	4,200	4,720
5	Enron Corp.	9.125%	4/1/03	2,000	—
5	Enron Corp.	7.625%	9/10/04	1,000	—
	Enterprise Products Operating LLC	9.750%	1/31/14	2,000	2,254
	Enterprise Products Operating LLC	3.200%	2/1/16	10,300	10,781
5	HNG Internorth	9.625%	3/15/06	1,500	—
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	4,325	4,370
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,500	1,579
	Kinder Morgan Energy Partners LP	3.500%	3/1/16	1,300	1,375

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	1,156
	National Grid plc	6.300%	8/1/16	5,450	6,317
	ONEOK Inc.	5.200%	6/15/15	1,825	1,986
	ONEOK Partners LP	3.250%	2/1/16	13,200	13,835
	Plains All American Pipeline LP / PAA Finance Corp.	6.125%	1/15/17	2,500	2,907
	Sempra Energy	6.500%	6/1/16	1,500	1,767
	Sempra Energy	2.300%	4/1/17	8,900	9,161
3	Southern Natural Gas Co. LLC	5.900%	4/1/17	1,325	1,519
	Spectra Energy Capital LLC	5.668%	8/15/14	1,000	1,082
	Texas Gas Transmission LLC	4.600%	6/1/15	325	350
	TransCanada PipeLines Ltd.	3.400%	6/1/15	8,700	9,296
	Williams Partners LP	3.800%	2/15/15	3,225	3,404
	Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	2,000	2,392
					341,082
Total Corporate Bonds (Cost $5,083,626)					5,217,524
Sovereign Bonds (U.S. Dollar-Denominated) (7.6%)
	African Development Bank	3.000%	5/27/14	15,375	16,014
	African Development Bank	6.875%	10/15/15	105	121
	African Development Bank	1.125%	3/15/17	7,000	7,046
	Asian Development Bank	1.625%	7/15/13	11,600	11,750
	Asian Development Bank	3.625%	9/5/13	5,850	6,049
	Asian Development Bank	2.750%	5/21/14	24,500	25,522
	Asian Development Bank	0.875%	6/10/14	12,930	13,044
	Asian Development Bank	2.625%	2/9/15	17,550	18,495
	Asian Development Bank	0.500%	8/17/15	1,000	1,002
	Asian Development Bank	2.500%	3/15/16	12,350	13,153
	Asian Development Bank	1.125%	3/15/17	7,300	7,415
	Asian Development Bank	5.250%	6/12/17	2,300	2,766
	Banco do Brasil SA	3.875%	1/23/17	2,275	2,335
	China Development Bank Corp.	4.750%	10/8/14	1,375	1,464
	China Development Bank Corp.	5.000%	10/15/15	3,450	3,789
	Corp. Andina de Fomento	5.125%	5/5/15	2,925	3,158
	Corp. Andina de Fomento	3.750%	1/15/16	2,950	3,075
	Corp. Andina de Fomento	5.750%	1/12/17	400	447
	Council Of Europe Development Bank	1.500%	1/15/15	3,000	3,042
	Council Of Europe Development Bank	2.750%	2/10/15	3,700	3,873
	Council Of Europe Development Bank	2.625%	2/16/16	4,600	4,829
	Council Of Europe Development Bank	1.250%	9/22/16	6,000	5,960
	Council Of Europe Development Bank	1.500%	2/22/17	1,750	1,747
	Council Of Europe Development Bank	1.500%	6/19/17	5,175	5,161
6	Development Bank of Japan Inc.	5.125%	2/1/17	3,700	4,335
	European Bank for Reconstruction & Development	5.000%	5/19/14	3,400	3,667
	European Bank for Reconstruction & Development	2.750%	4/20/15	6,250	6,580
	European Bank for Reconstruction & Development	1.625%	9/3/15	1,750	1,801
	European Bank for Reconstruction & Development	2.500%	3/15/16	9,950	10,530
	European Bank for Reconstruction & Development	1.375%	10/20/16	7,600	7,777
	European Bank for Reconstruction & Development	1.000%	2/16/17	5,000	5,015
	European Investment Bank	1.250%	9/17/13	14,150	14,257
	European Investment Bank	1.250%	2/14/14	64,625	65,252
	European Investment Bank	2.375%	3/14/14	9,175	9,431
	European Investment Bank	3.000%	4/8/14	8,000	8,319
	European Investment Bank	1.500%	5/15/14	24,825	25,184
	European Investment Bank	4.625%	5/15/14	5,379	5,767
	European Investment Bank	3.125%	6/4/14	28,950	30,273
	European Investment Bank	1.125%	8/15/14	29,050	29,299
	European Investment Bank	0.875%	12/15/14	11,625	11,659
	European Investment Bank	2.875%	1/15/15	11,000	11,499
	European Investment Bank	2.750%	3/23/15	11,225	11,734
	European Investment Bank	1.125%	4/15/15	5,550	5,564
	European Investment Bank	1.625%	9/1/15	22,950	23,357
	European Investment Bank	1.375%	10/20/15	13,500	13,641
	European Investment Bank	4.625%	10/20/15	1,095	1,221

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	European Investment Bank	2.250%	3/15/16	9,350	9,648
	European Investment Bank	2.500%	5/16/16	12,900	13,450
	European Investment Bank	2.125%	7/15/16	19,900	20,493
	European Investment Bank	5.125%	9/13/16	4,000	4,611
	European Investment Bank	1.250%	10/14/16	22,000	22,056
	European Investment Bank	4.875%	1/17/17	7,100	8,159
	European Investment Bank	1.750%	3/15/17	25,000	25,437
	European Investment Bank	5.125%	5/30/17	5,000	5,863
	European Investment Bank	1.625%	6/15/17	9,000	9,069
	Export Development Canada	3.125%	4/24/14	8,050	8,440
	Export Development Canada	1.500%	5/15/14	6,000	6,131
	Export Development Canada	2.250%	5/28/15	4,725	4,959
	Export Development Canada	1.250%	10/27/15	3,000	3,079
	Export Development Canada	1.250%	10/26/16	4,000	4,084
	Export-Import Bank of Korea	8.125%	1/21/14	8,300	9,054
	Export-Import Bank of Korea	5.875%	1/14/15	5,175	5,655
	Export-Import Bank of Korea	5.125%	3/16/15	1,700	1,820
	Export-Import Bank of Korea	4.125%	9/9/15	7,125	7,521
	Export-Import Bank of Korea	3.750%	10/20/16	2,400	2,536
	Export-Import Bank of Korea	4.000%	1/11/17	6,075	6,459
	Federative Republic of Brazil	10.500%	7/14/14	5,725	6,833
	Federative Republic of Brazil	7.875%	3/7/15	11,325	13,187
	Federative Republic of Brazil	6.000%	1/17/17	4,600	5,417
	Hydro-Quebec	2.000%	6/30/16	7,905	8,209
	Hydro-Quebec	1.375%	6/19/17	1,800	1,802
	Inter-American Development Bank	1.625%	7/15/13	10,225	10,325
	Inter-American Development Bank	0.375%	11/8/13	5,000	4,985
	Inter-American Development Bank	3.000%	4/22/14	10,550	11,028
	Inter-American Development Bank	4.500%	9/15/14	3,000	3,254
	Inter-American Development Bank	2.250%	7/15/15	8,125	8,519
	Inter-American Development Bank	0.500%	8/17/15	5,950	5,931
	Inter-American Development Bank	4.250%	9/14/15	5,550	6,165
	Inter-American Development Bank	1.375%	10/18/16	16,750	17,196
	Inter-American Development Bank	1.125%	3/15/17	8,850	8,952
	International Bank for Reconstruction & Development	1.750%	7/15/13	43,400	43,993
	International Bank for Reconstruction & Development	3.500%	10/8/13	9,490	9,851
	International Bank for Reconstruction & Development	0.500%	11/26/13	8,100	8,115
	International Bank for Reconstruction & Development	2.375%	5/26/15	26,110	27,412
	International Bank for Reconstruction & Development	2.125%	3/15/16	35,625	37,537
	International Bank for Reconstruction & Development	5.000%	4/1/16	4,600	5,302
	International Bank for Reconstruction & Development	1.000%	9/15/16	23,200	23,465
	International Bank for Reconstruction & Development	0.875%	4/17/17	19,500	19,597
	International Finance Corp.	3.000%	4/22/14	23,165	24,214
	International Finance Corp.	2.750%	4/20/15	13,550	14,316
	International Finance Corp.	1.125%	11/23/16	16,500	16,764
	International Finance Corp.	1.000%	4/24/17	4,800	4,833
6	Japan Bank for International Cooperation	2.875%	2/2/15	6,600	6,948
6	Japan Bank for International Cooperation	1.875%	9/24/15	4,200	4,327
6	Japan Bank for International Cooperation	2.500%	1/21/16	6,200	6,516
6	Japan Bank for International Cooperation	2.500%	5/18/16	6,300	6,610
6	Japan Bank for International Cooperation	2.250%	7/13/16	12,480	13,069
6	Japan Finance Organization for Municipalities	4.625%	4/21/15	5,075	5,588
6	Japan Finance Organization for Municipalities	5.000%	5/16/17	3,800	4,458
7	KFW	1.375%	7/15/13	26,825	27,091
7	KFW	4.000%	10/15/13	6,125	6,397
7	KFW	1.375%	1/13/14	21,775	22,010
7	KFW	3.500%	3/10/14	9,425	9,881
7	KFW	1.500%	4/4/14	29,900	30,411
7	KFW	2.750%	10/21/14	20,825	21,815
7	KFW	1.000%	1/12/15	17,450	17,589
7	KFW	2.625%	3/3/15	10,650	11,191
7	KFW	0.625%	4/24/15	17,250	17,196
7	KFW	1.250%	10/26/15	26,725	27,116
7	KFW	2.625%	2/16/16	18,050	19,211

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7	KFW	5.125%	3/14/16	11,875	13,663
7	KFW	2.000%	6/1/16	18,175	18,861
7	KFW	1.250%	10/5/16	24,100	24,388
7	KFW	1.250%	2/15/17	23,100	23,294
	Korea Development Bank	5.750%	9/10/13	5,525	5,785
	Korea Development Bank	8.000%	1/23/14	5,000	5,453
	Korea Development Bank	4.375%	8/10/15	11,275	12,011
	Korea Development Bank	3.250%	3/9/16	1,875	1,931
	Korea Development Bank	3.875%	5/4/17	4,600	4,896
	Korea Finance Corp.	3.250%	9/20/16	4,200	4,308
7	Landwirtschaftliche Rentenbank	4.125%	7/15/13	15,650	16,233
7	Landwirtschaftliche Rentenbank	2.500%	2/15/16	10,150	10,688
7	Landwirtschaftliche Rentenbank	2.125%	7/15/16	11,400	11,876
7	Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,690	7,851
	Nordic Investment Bank	2.625%	10/6/14	6,700	6,978
	Nordic Investment Bank	2.500%	7/15/15	2,625	2,760
	Nordic Investment Bank	2.250%	3/15/16	4,825	5,081
	Nordic Investment Bank	5.000%	2/1/17	7,650	9,043
	Nordic Investment Bank	1.000%	3/7/17	4,850	4,880
8	Oesterreichische Kontrollbank AG	1.125%	7/6/15	5,300	5,304
8	Oesterreichische Kontrollbank AG	1.750%	10/5/15	12,000	12,210
8	Oesterreichische Kontrollbank AG	4.875%	2/16/16	5,329	5,971
8	Oesterreichische Kontrollbank AG	2.000%	6/3/16	7,850	8,031
	Pemex Project Funding Master Trust	7.375%	12/15/14	180	204
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	2,500	2,671
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	1,625	1,808
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	16,050	16,588
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	8,700	8,927
	Petroleos Mexicanos	4.875%	3/15/15	9,550	10,248
	Province of British Columbia	2.850%	6/15/15	6,075	6,460
	Province of British Columbia	2.100%	5/18/16	8,500	8,893
	Province of British Columbia	1.200%	4/25/17	4,000	4,044
	Province of Manitoba	1.375%	4/28/14	1,600	1,625
	Province of Manitoba	2.625%	7/15/15	4,525	4,778
	Province of Manitoba	4.900%	12/6/16	4,000	4,701
	Province of New Brunswick	5.200%	2/21/17	200	237
	Province of Nova Scotia	2.375%	7/21/15	4,250	4,443
	Province of Nova Scotia	5.125%	1/26/17	245	288
	Province of Ontario	1.375%	1/27/14	15,425	15,628
	Province of Ontario	4.100%	6/16/14	57,625	61,459
	Province of Ontario	4.500%	2/3/15	1,310	1,435
	Province of Ontario	2.950%	2/5/15	18,525	19,550
	Province of Ontario	0.950%	5/26/15	6,875	6,908
	Province of Ontario	2.700%	6/16/15	5,750	6,060
	Province of Ontario	1.875%	9/15/15	900	927
	Province of Ontario	2.300%	5/10/16	14,300	14,927
	Province of Ontario	1.600%	9/21/16	10,600	10,799
	Province of Saskatchewan	7.375%	7/15/13	1,000	1,071
	Quebec	4.875%	5/5/14	7,700	8,308
	Quebec	4.600%	5/26/15	7,400	8,227
	Quebec	5.125%	11/14/16	6,000	7,030
	Canada	2.375%	9/10/14	9,100	9,509
	Canada	0.875%	2/14/17	11,000	11,041
	Republic of Columbia	8.250%	12/22/14	4,000	4,670
	Republic of Columbia	7.375%	1/27/17	600	743
	Republic of Italy	2.125%	9/16/13	3,925	3,880
	Republic of Italy	4.500%	1/21/15	13,550	13,584
	Republic of Italy	3.125%	1/26/15	16,450	15,874
	Republic of Italy	4.750%	1/25/16	13,000	12,837
	Republic of Italy	5.250%	9/20/16	19,200	19,104
	Republic of Korea	5.750%	4/16/14	6,350	6,826
	Republic of Korea	4.875%	9/22/14	3,925	4,215
	Republic of Panama	7.250%	3/15/15	6,000	6,872
	Republic of Peru	9.875%	2/6/15	2,500	3,038

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of Poland	5.250%	1/15/14	3,975	4,194
Republic of Poland	3.875%	7/16/15	14,895	15,714
Republic of South Africa	6.500%	6/2/14	5,050	5,558
State of Israel	5.125%	3/1/14	2,000	2,112
State of Israel	5.500%	11/9/16	4,025	4,585
Statoil ASA	3.875%	4/15/14	1,150	1,213
Statoil ASA	2.900%	10/15/14	4,900	5,141
Statoil ASA	1.800%	11/23/16	2,375	2,434
Svensk Exportkredit AB	3.250%	9/16/14	5,250	5,522
Svensk Exportkredit AB	1.750%	10/20/15	4,400	4,478
Svensk Exportkredit AB	2.125%	7/13/16	5,500	5,664
Svensk Exportkredit AB	5.125%	3/1/17	6,250	7,200
Svensk Exportkredit AB	1.750%	5/30/17	1,975	1,983
United Mexican States	5.875%	2/17/14	24,650	26,400
United Mexican States	6.625%	3/3/15	7,900	8,943
United Mexican States	11.375%	9/15/16	4,625	6,463
United Mexican States	5.625%	1/15/17	8,375	9,755
Total Sovereign Bonds (Cost $1,896,257)				1,939,861
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	1,600	1,687
California GO	5.250%	4/1/14	2,300	2,468
California GO	3.950%	11/1/15	3,300	3,562
Howard Hughes Medical Institute Maryland Revenue	3.450%	9/1/14	1,100	1,168
Illinois GO	4.071%	1/1/14	9,080	9,370
Illinois GO	4.511%	3/1/15	550	582
Illinois GO	5.365%	3/1/17	5,000	5,510
Puerto Rico Government Development Bank GO	3.670%	5/1/14	700	715
Puerto Rico Government Development Bank GO	4.704%	5/1/16	1,500	1,566
University of California Revenue	0.887%	7/1/13	1,050	1,054
Total Taxable Municipal Bonds (Cost $26,713)				27,682

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
9 Vanguard Market Liquidity Fund (Cost $168,079)	0.148%		168,078,799	168,079
Total Investments (99.9%) (Cost $24,935,823)				25,431,642
Other Assets and Liabilities—Net (0.1%)				14,202
Net Assets (100%)				25,445,844

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $54,859,000, representing 0.2% of net assets.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Non-income-producing security--security in default.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Guaranteed by the Republic of Austria.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® Short-Term Bond Index Fund Schedule of Investments June 30, 2012

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (52.7%)
U.S. Government Securities (50.3%)
	United States Treasury Note/Bond	3.250%	3/31/17	22,815	25,507
	United States Treasury Note/Bond	4.500%	5/15/17	130,550	154,049
	United States Treasury Note/Bond	8.750%	5/15/17	61,950	85,723
	United States Treasury Note/Bond	2.750%	5/31/17	79,895	87,672
	United States Treasury Note/Bond	2.500%	6/30/17	43,475	47,211
	United States Treasury Note/Bond	2.375%	7/31/17	31,500	34,025
	United States Treasury Note/Bond	4.750%	8/15/17	178,660	214,392
	United States Treasury Note/Bond	8.875%	8/15/17	71,285	100,345
	United States Treasury Note/Bond	1.875%	8/31/17	3,765	3,973
	United States Treasury Note/Bond	1.875%	9/30/17	65,335	68,939
	United States Treasury Note/Bond	1.875%	10/31/17	80,400	84,860
	United States Treasury Note/Bond	4.250%	11/15/17	196,840	232,240
	United States Treasury Note/Bond	2.250%	11/30/17	45,175	48,584
	United States Treasury Note/Bond	2.625%	1/31/18	10,725	11,759
	United States Treasury Note/Bond	3.500%	2/15/18	243,700	278,961
	United States Treasury Note/Bond	2.875%	3/31/18	58,495	65,030
	United States Treasury Note/Bond	2.625%	4/30/18	93,775	102,947
	United States Treasury Note/Bond	3.875%	5/15/18	152,280	178,358
	United States Treasury Note/Bond	2.375%	5/31/18	84,225	91,305
	United States Treasury Note/Bond	2.250%	7/31/18	4,275	4,605
	United States Treasury Note/Bond	4.000%	8/15/18	215,285	254,878
	United States Treasury Note/Bond	1.500%	8/31/18	375	387
	United States Treasury Note/Bond	1.750%	10/31/18	8,670	9,077
	United States Treasury Note/Bond	3.750%	11/15/18	289,640	339,423
	United States Treasury Note/Bond	1.375%	11/30/18	24,920	25,500
	United States Treasury Note/Bond	1.375%	12/31/18	13,000	13,297
	United States Treasury Note/Bond	2.750%	2/15/19	110,435	122,617
	United States Treasury Note/Bond	8.875%	2/15/19	51,850	78,099
	United States Treasury Note/Bond	1.375%	2/28/19	32,800	33,507
	United States Treasury Note/Bond	1.250%	4/30/19	6,525	6,600
	United States Treasury Note/Bond	3.125%	5/15/19	403,495	458,786
	United States Treasury Note/Bond	1.125%	5/31/19	78,600	78,784
	United States Treasury Note/Bond	1.000%	6/30/19	51,000	50,626
	United States Treasury Note/Bond	3.625%	8/15/19	394,420	462,887
	United States Treasury Note/Bond	8.125%	8/15/19	3,775	5,604
	United States Treasury Note/Bond	3.375%	11/15/19	349,059	404,092
	United States Treasury Note/Bond	3.625%	2/15/20	438,932	516,706
	United States Treasury Note/Bond	8.500%	2/15/20	93,756	143,798
	United States Treasury Note/Bond	3.500%	5/15/20	442,765	517,690
	United States Treasury Note/Bond	2.625%	8/15/20	325,060	358,024
	United States Treasury Note/Bond	8.750%	8/15/20	14,970	23,627
	United States Treasury Note/Bond	2.625%	11/15/20	234,407	257,848
	United States Treasury Note/Bond	3.625%	2/15/21	272,840	322,292
	United States Treasury Note/Bond	3.125%	5/15/21	245,788	280,007
	United States Treasury Note/Bond	2.125%	8/15/21	340,508	358,174
	United States Treasury Note/Bond	8.125%	8/15/21	1,300	2,043
	United States Treasury Note/Bond	2.000%	11/15/21	352,055	365,257
	United States Treasury Note/Bond	8.000%	11/15/21	350	550
1	United States Treasury Note/Bond	2.000%	2/15/22	263,595	272,615
	United States Treasury Note/Bond	1.750%	5/15/22	223,725	225,752
					7,909,032
Agency Bonds and Notes (2.4%)
2	Federal Home Loan Banks	5.000%	11/17/17	20,025	24,193
2	Federal Home Loan Banks	5.375%	8/15/18	14,025	17,414
2	Federal Home Loan Banks	5.125%	8/15/19	5,260	6,547
2	Federal Home Loan Banks	4.125%	3/13/20	16,320	19,294
2	Federal Home Loan Banks	5.625%	6/11/21	3,865	5,003
3	Federal Home Loan Mortgage Corp.	1.000%	7/28/17	41,000	41,018
3	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,630	1,996
3	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	18,600	22,538
3	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	11,500	13,925

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	50,640	58,371
3	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	22,225	22,722
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	37,425	38,473
3	Federal National Mortgage Assn.	0.000%	10/9/19	30,300	24,932
2	Financing Corp.	9.400%	2/8/18	1,475	2,118
2	Financing Corp.	9.800%	4/6/18	1,440	2,115
2	Financing Corp.	10.350%	8/3/18	3,755	5,698
2	Financing Corp.	9.650%	11/2/18	12,540	18,587
2	Financing Corp.	8.600%	9/26/19	1,540	2,258
	Private Export Funding Corp.	2.250%	12/15/17	3,225	3,408
	Private Export Funding Corp.	4.375%	3/15/19	7,000	8,263
	Private Export Funding Corp.	4.300%	12/15/21	9,940	11,795
	Private Export Funding Corp.	2.800%	5/15/22	875	917
2	Tennessee Valley Authority	5.500%	7/18/17	6,200	7,548
2	Tennessee Valley Authority	6.250%	12/15/17	2,600	3,294
2	Tennessee Valley Authority	4.500%	4/1/18	5,600	6,616
2	Tennessee Valley Authority	3.875%	2/15/21	6,100	7,054
					376,097
Total U.S. Government and Agency Obligations (Cost $7,582,364)					8,285,129
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
4,5	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	229
4,5	Bank of Scotland plc	5.250%	2/21/17	2,225	2,432
4,5	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	183	195
4,5	Northern Rock Asset Management plc	5.625%	6/22/17	4,825	5,174
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,439)					8,030
Corporate Bonds (40.5%)
Finance (13.2%)
	Banking (8.4%)
	American Express Bank FSB	6.000%	9/13/17	650	768
	American Express Centurion Bank	6.000%	9/13/17	1,075	1,269
	American Express Co.	6.150%	8/28/17	7,575	8,998
	American Express Co.	7.000%	3/19/18	10,800	13,341
	American Express Co.	8.125%	5/20/19	14,325	19,096
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,291
	Bancolombia SA	5.950%	6/3/21	4,875	5,226
	Bank of America Corp.	6.000%	9/1/17	3,850	4,194
	Bank of America Corp.	5.750%	12/1/17	9,325	9,953
	Bank of America Corp.	5.650%	5/1/18	27,795	29,911
	Bank of America Corp.	7.625%	6/1/19	9,100	10,712
	Bank of America Corp.	5.625%	7/1/20	37,245	39,901
	Bank of America Corp.	5.875%	1/5/21	7,600	8,298
	Bank of America Corp.	5.000%	5/13/21	6,500	6,682
	Bank of America Corp.	5.700%	1/24/22	11,775	12,987
	Bank of New York Mellon Corp.	5.450%	5/15/19	10,360	12,226
	Bank of New York Mellon Corp.	4.600%	1/15/20	3,675	4,111
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,204
	Bank of New York Mellon Corp.	3.550%	9/23/21	3,250	3,444
	Bank of Nova Scotia	4.375%	1/13/21	2,500	2,821
	Barclays Bank plc	6.750%	5/22/19	8,900	10,388
	Barclays Bank plc	5.125%	1/8/20	18,800	20,414
	Barclays Bank plc	5.140%	10/14/20	4,800	4,557
	BB&T Corp.	6.850%	4/30/19	5,011	6,305
	BB&T Corp.	5.250%	11/1/19	500	563
	BB&T Corp.	3.950%	3/22/22	3,250	3,405
	Bear Stearns Cos. LLC	6.400%	10/2/17	16,300	18,702
	Bear Stearns Cos. LLC	7.250%	2/1/18	3,350	4,005
	Bear Stearns Cos. LLC	4.650%	7/2/18	4,939	5,186
	BNP Paribas SA	5.000%	1/15/21	15,950	16,396
	Capital One Bank USA NA	8.800%	7/15/19	6,825	8,567
	Capital One Financial Corp.	6.750%	9/15/17	8,850	10,523

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Capital One Financial Corp.	4.750%	7/15/21	7,375	8,024
4,5	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	2,100	2,444
	Citigroup Inc.	6.000%	8/15/17	13,775	15,135
	Citigroup Inc.	6.125%	11/21/17	19,025	21,053
	Citigroup Inc.	6.125%	5/15/18	17,100	19,097
	Citigroup Inc.	8.500%	5/22/19	11,600	14,373
	Citigroup Inc.	5.375%	8/9/20	11,176	12,109
	Citigroup Inc.	4.500%	1/14/22	13,600	14,025
	Comerica Bank	5.200%	8/22/17	3,025	3,394
	Compass Bank	6.400%	10/1/17	1,800	1,826
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	7,425	7,939
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	15,925	16,212
	Credit Suisse	6.000%	2/15/18	14,175	15,137
	Credit Suisse	5.300%	8/13/19	4,775	5,353
	Credit Suisse	5.400%	1/14/20	6,475	6,747
	Credit Suisse	4.375%	8/5/20	12,950	13,826
	Deutsche Bank AG	6.000%	9/1/17	22,150	25,310
	Discover Bank	8.700%	11/18/19	2,350	2,921
	Discover Bank	7.000%	4/15/20	2,400	2,781
	Fifth Third Bancorp	4.500%	6/1/18	4,550	4,814
	Fifth Third Bancorp	3.500%	3/15/22	1,225	1,237
	First Niagara Financial Group Inc.	6.750%	3/19/20	2,275	2,578
	First Niagara Financial Group Inc.	7.250%	12/15/21	1,245	1,395
	Goldman Sachs Group Inc.	6.250%	9/1/17	19,975	21,746
	Goldman Sachs Group Inc.	5.950%	1/18/18	23,850	25,513
	Goldman Sachs Group Inc.	6.150%	4/1/18	16,850	18,235
	Goldman Sachs Group Inc.	7.500%	2/15/19	11,860	13,532
	Goldman Sachs Group Inc.	5.375%	3/15/20	18,300	18,850
	Goldman Sachs Group Inc.	6.000%	6/15/20	12,115	12,893
	Goldman Sachs Group Inc.	5.250%	7/27/21	16,825	17,054
	Goldman Sachs Group Inc.	5.750%	1/24/22	20,950	22,017
	HSBC Bank USA NA	4.875%	8/24/20	9,075	9,323
	HSBC Holdings plc	5.100%	4/5/21	9,500	10,599
	HSBC Holdings plc	4.875%	1/14/22	2,500	2,755
	HSBC Holdings plc	4.000%	3/30/22	8,550	8,864
	HSBC USA Inc.	5.000%	9/27/20	8,500	8,678
	Huntington Bancshares Inc.	7.000%	12/15/20	4,175	4,806
	JPMorgan Chase & Co.	6.000%	1/15/18	33,907	38,844
	JPMorgan Chase & Co.	6.300%	4/23/19	19,975	23,372
	JPMorgan Chase & Co.	4.400%	7/22/20	14,815	15,447
	JPMorgan Chase & Co.	4.250%	10/15/20	23,525	24,748
	JPMorgan Chase & Co.	4.625%	5/10/21	5,308	5,651
	JPMorgan Chase & Co.	4.350%	8/15/21	25,225	26,562
	JPMorgan Chase & Co.	4.500%	1/24/22	7,775	8,375
	JPMorgan Chase Bank NA	6.000%	10/1/17	14,525	16,269
	KeyCorp	5.100%	3/24/21	8,150	9,090
	Lloyds TSB Bank plc	6.375%	1/21/21	14,725	16,721
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,425	6,338
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	13,000	14,146
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	34,600	38,451
	Merrill Lynch & Co. Inc.	6.500%	7/15/18	4,125	4,469
	Merrill Lynch & Co. Inc.	6.875%	11/15/18	2,925	3,277
	Morgan Stanley	6.250%	8/28/17	11,200	11,545
	Morgan Stanley	5.950%	12/28/17	15,225	15,497
	Morgan Stanley	6.625%	4/1/18	13,430	14,051
	Morgan Stanley	7.300%	5/13/19	15,175	16,401
	Morgan Stanley	5.625%	9/23/19	17,950	17,723
	Morgan Stanley	5.500%	1/26/20	8,025	7,879
	Morgan Stanley	5.500%	7/24/20	8,925	8,766
	Morgan Stanley	5.750%	1/25/21	14,000	13,851
	Morgan Stanley	5.500%	7/28/21	11,875	11,683
	National City Corp.	6.875%	5/15/19	1,700	2,041
	Northern Trust Co.	6.500%	8/15/18	1,275	1,554
	Northern Trust Corp.	3.450%	11/4/20	1,200	1,286

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Northern Trust Corp.	3.375%	8/23/21	2,750	2,936
	PNC Bank NA	4.875%	9/21/17	3,550	3,911
	PNC Bank NA	6.000%	12/7/17	1,125	1,317
	PNC Funding Corp.	6.700%	6/10/19	7,350	9,149
	PNC Funding Corp.	5.125%	2/8/20	6,010	6,955
	PNC Funding Corp.	4.375%	8/11/20	1,200	1,324
	PNC Funding Corp.	3.300%	3/8/22	8,075	8,304
	Royal Bank of Scotland Group plc	6.400%	10/21/19	12,850	13,567
	Royal Bank of Scotland NV	4.650%	6/4/18	1,925	1,801
	Royal Bank of Scotland plc	5.625%	8/24/20	3,775	3,944
	Royal Bank of Scotland plc	6.125%	1/11/21	6,325	6,891
	Sovereign Bank	8.750%	5/30/18	2,825	3,080
	State Street Bank & Trust Co.	5.250%	10/15/18	1,000	1,149
	State Street Corp.	4.956%	3/15/18	4,175	4,470
	State Street Corp.	4.375%	3/7/21	6,500	7,434
	SunTrust Bank	7.250%	3/15/18	3,200	3,693
	SunTrust Banks Inc.	6.000%	9/11/17	1,925	2,191
	UBS AG	5.875%	7/15/16	1,050	1,104
	UBS AG	5.875%	12/20/17	18,675	20,898
	UBS AG	5.750%	4/25/18	15,475	17,150
	UBS AG	4.875%	8/4/20	10,375	11,122
	UnionBanCal Corp.	3.500%	6/18/22	1,575	1,582
	US Bancorp	4.125%	5/24/21	4,100	4,580
	US Bancorp	3.000%	3/15/22	4,250	4,358
	Wachovia Bank NA	6.000%	11/15/17	5,575	6,502
	Wachovia Corp.	5.750%	2/1/18	10,650	12,560
	Wells Fargo & Co.	5.625%	12/11/17	21,875	25,494
	Wells Fargo & Co.	4.600%	4/1/21	13,100	14,541
	Wells Fargo & Co.	3.500%	3/8/22	10,475	10,761
	Westpac Banking Corp.	4.875%	11/19/19	11,275	12,236
	Brokerage (0.4%)
	Ameriprise Financial Inc.	7.300%	6/28/19	600	749
	Ameriprise Financial Inc.	5.300%	3/15/20	5,250	5,954
	BlackRock Inc.	6.250%	9/15/17	2,950	3,580
	BlackRock Inc.	5.000%	12/10/19	3,900	4,464
	BlackRock Inc.	4.250%	5/24/21	5,850	6,369
	BlackRock Inc.	3.375%	6/1/22	2,000	2,029
	Charles Schwab Corp.	4.450%	7/22/20	5,550	6,197
	Franklin Resources Inc.	4.625%	5/20/20	2,250	2,566
	Jefferies Group Inc.	5.125%	4/13/18	5,392	5,230
	Jefferies Group Inc.	8.500%	7/15/19	3,375	3,653
	Jefferies Group Inc.	6.875%	4/15/21	3,987	3,987
4	Legg Mason Inc.	5.500%	5/21/19	3,175	3,233
	Nomura Holdings Inc.	6.700%	3/4/20	5,100	5,698
	Raymond James Financial Inc.	8.600%	8/15/19	1,500	1,849
	TD Ameritrade Holding Corp.	5.600%	12/1/19	2,225	2,524
	Finance Companies (1.2%)
	GATX Corp.	4.750%	6/15/22	2,000	2,024
5	GE Capital Trust I	6.375%	11/15/67	425	440
	General Electric Capital Corp.	5.625%	9/15/17	2,450	2,819
	General Electric Capital Corp.	5.625%	5/1/18	51,275	58,973
	General Electric Capital Corp.	6.000%	8/7/19	6,925	8,074
	General Electric Capital Corp.	5.500%	1/8/20	4,475	5,141
	General Electric Capital Corp.	5.550%	5/4/20	3,025	3,435
	General Electric Capital Corp.	4.375%	9/16/20	8,425	9,121
	General Electric Capital Corp.	4.625%	1/7/21	11,950	13,116
	General Electric Capital Corp.	5.300%	2/11/21	8,300	9,270
	General Electric Capital Corp.	4.650%	10/17/21	15,050	16,701
5	General Electric Capital Corp.	6.375%	11/15/67	14,525	15,033
	HSBC Finance Corp.	6.676%	1/15/21	16,859	18,313
	SLM Corp.	8.450%	6/15/18	13,690	15,358
	SLM Corp.	8.000%	3/25/20	6,250	6,831
	SLM Corp.	7.250%	1/25/22	4,975	5,187

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Insurance (2.1%)
ACE INA Holdings Inc.	5.800%	3/15/18	1,850	2,231
ACE INA Holdings Inc.	5.900%	6/15/19	1,925	2,367
AEGON Funding Co. LLC	5.750%	12/15/20	2,500	2,764
Aetna Inc.	6.500%	9/15/18	1,450	1,784
Aetna Inc.	4.125%	6/1/21	6,675	7,313
Aflac Inc.	8.500%	5/15/19	3,400	4,441
Aflac Inc.	4.000%	2/15/22	3,550	3,708
Alleghany Corp.	5.625%	9/15/20	1,450	1,561
Alleghany Corp.	4.950%	6/27/22	3,500	3,583
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,225	2,347
Allstate Corp.	6.750%	5/15/18	1,000	1,221
Allstate Corp.	7.450%	5/16/19	3,525	4,504
Alterra Finance LLC	6.250%	9/30/20	1,565	1,679
American Financial Group Inc.	9.875%	6/15/19	2,625	3,306
American International Group Inc.	5.850%	1/16/18	13,125	14,468
American International Group Inc.	8.250%	8/15/18	12,870	15,566
American International Group Inc.	6.400%	12/15/20	10,790	12,176
American International Group Inc.	4.875%	6/1/22	7,950	8,141
Aon Corp.	5.000%	9/30/20	3,600	4,011
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,075	1,139
Axis Specialty Finance LLC	5.875%	6/1/20	4,975	5,408
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	14,000	16,499
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	4,675	5,160
Berkshire Hathaway Inc.	3.750%	8/15/21	2,250	2,393
Chubb Corp.	5.750%	5/15/18	3,500	4,285
Cigna Corp.	5.125%	6/15/20	1,491	1,641
Cigna Corp.	4.375%	12/15/20	1,920	2,043
Cigna Corp.	4.500%	3/15/21	3,700	4,010
Cigna Corp.	4.000%	2/15/22	2,475	2,571
CNA Financial Corp.	7.350%	11/15/19	2,240	2,644
CNA Financial Corp.	5.875%	8/15/20	1,800	1,973
CNA Financial Corp.	5.750%	8/15/21	3,095	3,403
Coventry Health Care Inc.	5.450%	6/15/21	2,750	3,082
Genworth Financial Inc.	6.515%	5/22/18	3,000	2,910
Genworth Financial Inc.	7.700%	6/15/20	3,825	3,791
Genworth Financial Inc.	7.200%	2/15/21	575	543
Genworth Financial Inc.	7.625%	9/24/21	2,900	2,757
Hanover Insurance Group Inc.	6.375%	6/15/21	150	164
Hartford Financial Services Group Inc.	4.000%	10/15/17	2,925	2,930
Hartford Financial Services Group Inc.	6.300%	3/15/18	2,650	2,892
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,475	1,577
Hartford Financial Services Group Inc.	5.125%	4/15/22	4,375	4,467
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,822
Humana Inc.	7.200%	6/15/18	5,205	6,267
Humana Inc.	6.300%	8/1/18	785	913
Lincoln National Corp.	8.750%	7/1/19	8,151	10,259
Lincoln National Corp.	6.250%	2/15/20	3,250	3,680
Lincoln National Corp.	4.200%	3/15/22	300	300
Manulife Financial Corp.	4.900%	9/17/20	3,250	3,439
Markel Corp.	7.125%	9/30/19	1,617	1,882
Markel Corp.	4.900%	7/1/22	3,450	3,453
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,950	2,586
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,150	3,472
MetLife Inc.	6.817%	8/15/18	5,500	6,711
MetLife Inc.	7.717%	2/15/19	3,829	4,839
MetLife Inc.	4.750%	2/8/21	7,275	8,104
PartnerRe Finance B LLC	5.500%	6/1/20	4,700	4,962
Principal Financial Group Inc.	8.875%	5/15/19	1,750	2,263
Progressive Corp.	3.750%	8/23/21	1,900	2,048
Protective Life Corp.	7.375%	10/15/19	1,600	1,856
Prudential Financial Inc.	6.000%	12/1/17	6,150	7,063
Prudential Financial Inc.	7.375%	6/15/19	7,145	8,701

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Prudential Financial Inc.	5.375%	6/21/20	3,500	3,855
Prudential Financial Inc.	4.500%	11/15/20	2,500	2,621
Reinsurance Group of America Inc.	5.000%	6/1/21	3,500	3,666
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	400	455
Travelers Cos. Inc.	5.750%	12/15/17	3,550	4,261
Travelers Cos. Inc.	5.800%	5/15/18	3,225	3,903
Travelers Cos. Inc.	5.900%	6/2/19	3,075	3,800
UnitedHealth Group Inc.	6.000%	2/15/18	10,220	12,384
UnitedHealth Group Inc.	4.700%	2/15/21	2,625	3,015
UnitedHealth Group Inc.	3.375%	11/15/21	500	526
UnitedHealth Group Inc.	2.875%	3/15/22	3,000	3,055
Unum Group	5.625%	9/15/20	1,650	1,788
WellPoint Inc.	5.250%	1/15/16	1,900	2,122
WellPoint Inc.	4.350%	8/15/20	9,805	10,789
WellPoint Inc.	3.700%	8/15/21	1,850	1,945
Willis Group Holdings plc	5.750%	3/15/21	3,750	4,084
Willis North America Inc.	7.000%	9/29/19	3,250	3,768
WR Berkley Corp.	5.375%	9/15/20	1,875	2,013
XLIT Ltd.	5.750%	10/1/21	2,300	2,552
Other Finance (0.0%)
NASDAQ OMX Group Inc.	5.550%	1/15/20	5,300	5,518

Real Estate Investment Trusts (1.1%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,650	2,710
BioMed Realty LP	4.250%	7/15/22	1,300	1,293
Boston Properties LP	3.700%	11/15/18	3,060	3,188
Boston Properties LP	5.875%	10/15/19	875	1,012
Boston Properties LP	5.625%	11/15/20	4,775	5,479
Boston Properties LP	4.125%	5/15/21	11,120	11,688
Brandywine Operating Partnership LP	4.950%	4/15/18	2,500	2,561
Camden Property Trust	5.700%	5/15/17	1,800	2,017
Digital Realty Trust LP	5.250%	3/15/21	5,575	5,955
Duke Realty LP	8.250%	8/15/19	1,125	1,385
Duke Realty LP	6.750%	3/15/20	350	412
ERP Operating LP	4.750%	7/15/20	6,250	6,866
ERP Operating LP	4.625%	12/15/21	3,570	3,921
HCP Inc.	6.700%	1/30/18	4,500	5,203
HCP Inc.	5.375%	2/1/21	10,120	11,206
Health Care REIT Inc.	4.700%	9/15/17	1,850	1,967
Health Care REIT Inc.	4.125%	4/1/19	3,025	3,081
Health Care REIT Inc.	6.125%	4/15/20	3,750	4,214
Health Care REIT Inc.	4.950%	1/15/21	5,425	5,694
Health Care REIT Inc.	5.250%	1/15/22	1,150	1,218
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,500	1,574
Hospitality Properties Trust	6.700%	1/15/18	1,500	1,649
Kilroy Realty LP	4.800%	7/15/18	5,950	6,297
Kimco Realty Corp.	6.875%	10/1/19	2,957	3,530
Liberty Property LP	6.625%	10/1/17	2,000	2,316
Liberty Property LP	4.750%	10/1/20	2,410	2,571
Mack-Cali Realty LP	7.750%	8/15/19	3,975	4,867
Mack-Cali Realty LP	4.500%	4/18/22	100	104
National Retail Properties Inc.	6.875%	10/15/17	3,000	3,409
ProLogis LP	4.500%	8/15/17	1,200	1,257
ProLogis LP	7.375%	10/30/19	2,600	3,180
ProLogis LP	6.625%	12/1/19	2,225	2,590
ProLogis LP	6.875%	3/15/20	4,300	5,143
Realty Income Corp.	6.750%	8/15/19	4,150	4,861
Realty Income Corp.	5.750%	1/15/21	1,000	1,123
Simon Property Group LP	2.150%	9/15/17	2,825	2,811
Simon Property Group LP	6.125%	5/30/18	3,225	3,821
Simon Property Group LP	5.650%	2/1/20	10,800	12,678
Simon Property Group LP	4.375%	3/1/21	10,285	11,119
Simon Property Group LP	4.125%	12/1/21	1,125	1,196

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Simon Property Group LP	3.375%	3/15/22	3,450	3,477
UDR Inc.	4.250%	6/1/18	850	906
UDR Inc.	4.625%	1/10/22	3,325	3,520
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	4,000	4,098
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	2,650	2,767
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	2,590	2,612
Vornado Realty LP	5.000%	1/15/22	2,000	2,078
Washington REIT	4.950%	10/1/20	3,150	3,386
				2,082,201
Industrial (23.0%)
Basic Industry (2.8%)
Agrium Inc.	6.750%	1/15/19	1,750	2,154
Air Products & Chemicals Inc.	3.000%	11/3/21	4,050	4,194
Albemarle Corp.	4.500%	12/15/20	1,050	1,133
Alcoa Inc.	6.750%	7/15/18	9,800	11,045
Alcoa Inc.	6.150%	8/15/20	3,250	3,421
Alcoa Inc.	5.400%	4/15/21	8,525	8,495
Alcoa Inc.	5.870%	2/23/22	3,050	3,122
Allegheny Technologies Inc.	5.950%	1/15/21	3,735	4,118
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,660	2,732
ArcelorMittal	6.125%	6/1/18	9,343	9,642
ArcelorMittal	9.850%	6/1/19	12,250	14,540
ArcelorMittal	5.250%	8/5/20	325	312
ArcelorMittal	5.500%	3/1/21	8,075	7,648
ArcelorMittal	6.250%	2/25/22	7,375	7,167
Barrick Gold Corp.	6.950%	4/1/19	6,100	7,606
Barrick Gold Corp.	3.850%	4/1/22	8,125	8,426
Barrick North America Finance LLC	6.800%	9/15/18	2,150	2,662
Barrick North America Finance LLC	4.400%	5/30/21	6,718	7,306
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	6,250	7,965
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	10,525	10,957
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,850	5,936
Carpenter Technology Corp.	5.200%	7/15/21	2,350	2,462
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,000	2,385
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	1,525	1,588
4 Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,925	2,992
CF Industries Inc.	6.875%	5/1/18	3,775	4,492
CF Industries Inc.	7.125%	5/1/20	4,000	4,860
Cliffs Natural Resources Inc.	5.900%	3/15/20	3,175	3,366
Cliffs Natural Resources Inc.	4.875%	4/1/21	7,700	7,562
Cytec Industries Inc.	8.950%	7/1/17	1,750	2,173
Dow Chemical Co.	8.550%	5/15/19	100	133
Dow Chemical Co.	4.250%	11/15/20	19,975	21,685
Dow Chemical Co.	4.125%	11/15/21	13,600	14,519
Eastman Chemical Co.	5.500%	11/15/19	3,650	4,150
Eastman Chemical Co.	4.500%	1/15/21	1,600	1,747
Ecolab Inc.	4.350%	12/8/21	8,100	8,978
EI du Pont de Nemours & Co.	6.000%	7/15/18	14,175	17,669
EI du Pont de Nemours & Co.	4.625%	1/15/20	4,755	5,551
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,400	1,526
EI du Pont de Nemours & Co.	4.250%	4/1/21	1,350	1,542
FMC Corp.	3.950%	2/1/22	3,050	3,181
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	6,275	6,154
International Paper Co.	7.950%	6/15/18	9,200	11,609
International Paper Co.	9.375%	5/15/19	3,775	5,043
International Paper Co.	7.500%	8/15/21	5,490	7,056
International Paper Co.	4.750%	2/15/22	4,025	4,398
Kinross Gold Corp.	5.125%	9/1/21	2,300	2,323
Lubrizol Corp.	8.875%	2/1/19	850	1,167
Monsanto Co.	5.125%	4/15/18	925	1,092
Mosaic Co.	3.750%	11/15/21	1,950	2,036
Newmont Mining Corp.	5.125%	10/1/19	4,025	4,536
Newmont Mining Corp.	3.500%	3/15/22	6,965	6,902

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Nucor Corp.	5.750%	12/1/17	825	994
	Nucor Corp.	5.850%	6/1/18	3,275	3,943
	Packaging Corp. of America	3.900%	6/15/22	1,900	1,917
	Plum Creek Timberlands LP	4.700%	3/15/21	950	989
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	7,175	7,678
	Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,500	1,727
	PPG Industries Inc.	6.650%	3/15/18	1,425	1,732
	PPG Industries Inc.	3.600%	11/15/20	3,700	3,914
	Praxair Inc.	4.500%	8/15/19	2,450	2,833
	Praxair Inc.	3.000%	9/1/21	4,925	5,101
	Praxair Inc.	2.450%	2/15/22	5,075	4,989
	Rayonier Inc.	3.750%	4/1/22	250	251
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	17,750	21,887
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	9,175	12,568
	Rio Tinto Finance USA Ltd.	4.125%	5/20/21	3,325	3,658
	Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,575	5,993
	Rio Tinto Finance USA plc	3.500%	3/22/22	4,000	4,219
	Rohm & Haas Co.	6.000%	9/15/17	5,825	6,784
	RPM International Inc.	6.125%	10/15/19	2,575	2,949
	Sigma-Aldrich Corp.	3.375%	11/1/20	750	799
	Southern Copper Corp.	5.375%	4/16/20	1,725	1,906
	Syngenta Finance NV	3.125%	3/28/22	2,500	2,558
	Teck Resources Ltd.	3.000%	3/1/19	4,900	4,874
	Teck Resources Ltd.	10.750%	5/15/19	3,675	4,439
	Teck Resources Ltd.	4.750%	1/15/22	5,375	5,762
	Vale Overseas Ltd.	5.625%	9/15/19	6,250	7,004
	Vale Overseas Ltd.	4.625%	9/15/20	8,850	9,264
	Vale Overseas Ltd.	4.375%	1/11/22	9,945	10,164
	Valspar Corp.	7.250%	6/15/19	1,275	1,539
	Valspar Corp.	4.200%	1/15/22	1,550	1,630
	Capital Goods (2.5%)
	3M Co.	2.000%	6/26/22	3,125	3,069
	ABB Finance USA Inc.	2.875%	5/8/22	4,990	5,009
	Acuity Brands Lighting Inc.	6.000%	12/15/19	1,675	1,896
4	ADT Corp.	2.250%	7/15/17	3,400	3,398
	Bemis Co. Inc.	6.800%	8/1/19	2,300	2,765
	Boeing Capital Corp.	2.900%	8/15/18	550	587
	Boeing Co.	6.000%	3/15/19	6,975	8,715
	Boeing Co.	4.875%	2/15/20	1,825	2,191
	Caterpillar Financial Services Corp.	5.450%	4/15/18	7,950	9,481
	Caterpillar Financial Services Corp.	7.050%	10/1/18	3,500	4,505
	Caterpillar Financial Services Corp.	7.150%	2/15/19	7,250	9,447
	Caterpillar Inc.	3.900%	5/27/21	8,050	8,957
	Caterpillar Inc.	2.600%	6/26/22	3,975	3,982
	Cooper US Inc.	3.875%	12/15/20	5,000	5,429
	CRH America Inc.	8.125%	7/15/18	7,425	8,814
	Danaher Corp.	5.625%	1/15/18	1,200	1,436
	Danaher Corp.	5.400%	3/1/19	1,300	1,575
	Danaher Corp.	3.900%	6/23/21	4,000	4,492
	Deere & Co.	4.375%	10/16/19	700	811
	Deere & Co.	2.600%	6/8/22	5,200	5,191
	Dover Corp.	5.450%	3/15/18	900	1,068
	Dover Corp.	4.300%	3/1/21	5,500	6,289
	Eaton Corp.	5.600%	5/15/18	5,325	6,286
	Embraer Overseas Ltd.	6.375%	1/15/20	4,600	5,133
	Embraer SA	5.150%	6/15/22	1,800	1,837
	Emerson Electric Co.	5.375%	10/15/17	5,000	5,931
	Emerson Electric Co.	5.250%	10/15/18	850	1,024
	Emerson Electric Co.	4.875%	10/15/19	1,450	1,715
	General Dynamics Corp.	3.875%	7/15/21	2,900	3,258
	General Electric Co.	5.250%	12/6/17	22,825	26,652
	Goodrich Corp.	6.125%	3/1/19	3,472	4,275
	Goodrich Corp.	4.875%	3/1/20	2,000	2,314

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Goodrich Corp.	3.600%	2/1/21	1,150	1,241
Harsco Corp.	5.750%	5/15/18	4,450	4,911
Honeywell International Inc.	5.300%	3/1/18	4,025	4,795
Honeywell International Inc.	5.000%	2/15/19	3,250	3,866
Honeywell International Inc.	4.250%	3/1/21	5,276	6,093
IDEX Corp.	4.200%	12/15/21	400	415
Illinois Tool Works Inc.	6.250%	4/1/19	5,900	7,318
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,100	7,429
John Deere Capital Corp.	2.800%	9/18/17	1,075	1,146
John Deere Capital Corp.	5.750%	9/10/18	12,100	14,755
John Deere Capital Corp.	3.900%	7/12/21	5,950	6,558
John Deere Capital Corp.	3.150%	10/15/21	2,000	2,085
John Deere Capital Corp.	2.750%	3/15/22	300	301
Kennametal Inc.	3.875%	2/15/22	1,425	1,466
L-3 Communications Corp.	5.200%	10/15/19	4,075	4,467
L-3 Communications Corp.	4.750%	7/15/20	2,700	2,876
L-3 Communications Corp.	4.950%	2/15/21	8,225	8,845
Lockheed Martin Corp.	4.250%	11/15/19	6,300	6,992
Lockheed Martin Corp.	3.350%	9/15/21	5,600	5,793
Martin Marietta Materials Inc.	6.600%	4/15/18	2,050	2,260
Northrop Grumman Corp.	3.500%	3/15/21	6,450	6,811
Owens Corning	9.000%	6/15/19	5,000	6,225
Parker Hannifin Corp.	5.500%	5/15/18	2,000	2,390
Raytheon Co.	6.400%	12/15/18	500	627
Raytheon Co.	4.400%	2/15/20	1,225	1,393
Raytheon Co.	3.125%	10/15/20	9,500	9,978
Republic Services Inc.	3.800%	5/15/18	2,430	2,606
Republic Services Inc.	5.500%	9/15/19	1,825	2,112
Republic Services Inc.	5.000%	3/1/20	6,025	6,826
Republic Services Inc.	5.250%	11/15/21	10,688	12,289
Rockwell Collins Inc.	5.250%	7/15/19	650	767
Rockwell Collins Inc.	3.100%	11/15/21	1,800	1,877
Roper Industries Inc.	6.250%	9/1/19	2,900	3,466
Sonoco Products Co.	4.375%	11/1/21	1,100	1,164
Stanley Black & Decker Inc.	3.400%	12/1/21	4,775	4,934
Textron Inc.	5.600%	12/1/17	2,700	2,971
Textron Inc.	7.250%	10/1/19	1,000	1,178
Tyco International Finance SA	3.750%	1/15/18	2,175	2,339
Tyco International Finance SA	8.500%	1/15/19	10,650	14,515
Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	850	1,072
United Technologies Corp.	5.375%	12/15/17	3,850	4,591
United Technologies Corp.	6.125%	2/1/19	9,250	11,447
United Technologies Corp.	4.500%	4/15/20	7,100	8,261
United Technologies Corp.	3.100%	6/1/22	11,975	12,548
Waste Management Inc.	7.375%	3/11/19	1,450	1,837
Waste Management Inc.	4.750%	6/30/20	8,675	9,746
Waste Management Inc.	4.600%	3/1/21	1,400	1,555
Communication (3.5%)
America Movil SAB de CV	5.000%	10/16/19	7,500	8,536
America Movil SAB de CV	5.000%	3/30/20	11,300	12,834
American Tower Corp.	4.500%	1/15/18	8,000	8,435
American Tower Corp.	5.050%	9/1/20	8,070	8,454
American Tower Corp.	5.900%	11/1/21	2,425	2,700
American Tower Corp.	4.700%	3/15/22	550	563
AT&T Inc.	5.500%	2/1/18	18,050	21,457
AT&T Inc.	5.600%	5/15/18	4,450	5,345
AT&T Inc.	5.800%	2/15/19	11,175	13,645
AT&T Inc.	4.450%	5/15/21	2,575	2,932
AT&T Inc.	3.875%	8/15/21	7,950	8,660
AT&T Inc.	3.000%	2/15/22	12,825	13,039
British Telecommunications plc	5.950%	1/15/18	5,900	6,907
CBS Corp.	8.875%	5/15/19	6,350	8,415
CBS Corp.	5.750%	4/15/20	220	256

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CBS Corp.	4.300%	2/15/21	3,300	3,530
CBS Corp.	3.375%	3/1/22	2,750	2,746
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	13,760	18,827
CenturyLink Inc.	6.150%	9/15/19	500	517
CenturyLink Inc.	6.450%	6/15/21	11,575	12,061
CenturyLink Inc.	5.800%	3/15/22	10,000	10,036
Comcast Corp.	6.300%	11/15/17	5,275	6,347
Comcast Corp.	5.875%	2/15/18	6,075	7,190
Comcast Corp.	5.700%	5/15/18	9,100	10,709
Comcast Corp.	5.700%	7/1/19	4,625	5,497
Comcast Corp.	5.150%	3/1/20	2,000	2,325
Deutsche Telekom International Finance BV	6.750%	8/20/18	5,750	6,926
Deutsche Telekom International Finance BV	6.000%	7/8/19	625	734
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	8,150	9,395
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	11,175	12,367
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	7,500	8,257
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.800%	3/15/22	10,000	10,113
Discovery Communications LLC	5.625%	8/15/19	2,000	2,327
Discovery Communications LLC	5.050%	6/1/20	6,300	7,151
Discovery Communications LLC	4.375%	6/15/21	2,150	2,349
Discovery Communications LLC	3.300%	5/15/22	1,900	1,921
France Telecom SA	5.375%	7/8/19	5,100	5,757
France Telecom SA	4.125%	9/14/21	7,625	7,996
Grupo Televisa SAB	6.000%	5/15/18	1,225	1,422
GTE Corp.	6.840%	4/15/18	1,000	1,234
Interpublic Group of Cos. Inc.	4.000%	3/15/22	3,000	3,036
McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,950	3,448
NBCUniversal Media LLC	5.150%	4/30/20	11,825	13,665
NBCUniversal Media LLC	4.375%	4/1/21	8,390	9,203
News America Inc.	6.900%	3/1/19	10,800	13,287
News America Inc.	4.500%	2/15/21	5,050	5,537
Omnicom Group Inc.	4.450%	8/15/20	8,225	8,875
Omnicom Group Inc.	3.625%	5/1/22	4,625	4,730
Qwest Corp.	6.750%	12/1/21	1,825	2,059
Reed Elsevier Capital Inc.	8.625%	1/15/19	4,128	5,229
Rogers Communications Inc.	6.800%	8/15/18	6,915	8,545
Telecom Italia Capital SA	6.999%	6/4/18	2,625	2,642
Telecom Italia Capital SA	7.175%	6/18/19	7,055	6,992
Telefonica Emisiones SAU	5.877%	7/15/19	2,000	1,805
Telefonica Emisiones SAU	5.134%	4/27/20	6,600	5,706
Telefonica Emisiones SAU	5.462%	2/16/21	12,685	11,438
Thomson Reuters Corp.	6.500%	7/15/18	4,250	5,211
Thomson Reuters Corp.	4.700%	10/15/19	2,350	2,659
Thomson Reuters Corp.	3.950%	9/30/21	2,875	3,067
Time Warner Cable Inc.	6.750%	7/1/18	14,975	18,315
Time Warner Cable Inc.	8.750%	2/14/19	2,575	3,422
Time Warner Cable Inc.	8.250%	4/1/19	5,475	7,142
Time Warner Cable Inc.	5.000%	2/1/20	10,585	11,910
Time Warner Cable Inc.	4.000%	9/1/21	11,000	11,533
Verizon Communications Inc.	5.500%	2/15/18	10,725	12,687
Verizon Communications Inc.	6.100%	4/15/18	2,450	2,988
Verizon Communications Inc.	8.750%	11/1/18	17,675	24,256
Verizon Communications Inc.	6.350%	4/1/19	7,500	9,365
Verizon Communications Inc.	4.600%	4/1/21	7,925	9,103
Verizon Communications Inc.	3.500%	11/1/21	12,900	13,756
Virgin Media Secured Finance plc	6.500%	1/15/18	5,500	5,991
Virgin Media Secured Finance plc	5.250%	1/15/21	3,000	3,314
Vodafone Group plc	4.625%	7/15/18	2,995	3,401
Vodafone Group plc	5.450%	6/10/19	2,400	2,888
Vodafone Group plc	4.375%	3/16/21	5,500	6,283
Washington Post Co.	7.250%	2/1/19	1,075	1,231
WPP Finance 2010	4.750%	11/21/21	5,800	6,091

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Consumer Cyclical (2.4%)
	Advance Auto Parts Inc.	4.500%	1/15/22	1,500	1,570
	AutoZone Inc.	7.125%	8/1/18	3,625	4,458
	AutoZone Inc.	4.000%	11/15/20	250	266
	AutoZone Inc.	3.700%	4/15/22	2,000	2,058
	Best Buy Co. Inc.	5.500%	3/15/21	3,150	2,894
	BorgWarner Inc.	4.625%	9/15/20	950	1,036
	CVS Caremark Corp.	6.600%	3/15/19	8,085	10,105
	CVS Caremark Corp.	4.125%	5/15/21	1,000	1,093
	Darden Restaurants Inc.	6.200%	10/15/17	4,025	4,689
	Darden Restaurants Inc.	4.500%	10/15/21	2,250	2,376
	eBay Inc.	3.250%	10/15/20	2,425	2,536
	Expedia Inc.	5.950%	8/15/20	9,275	9,761
	Family Dollar Stores Inc.	5.000%	2/1/21	1,450	1,549
	Ford Motor Credit Co. LLC	6.625%	8/15/17	7,850	8,932
	Ford Motor Credit Co. LLC	5.000%	5/15/18	9,375	9,889
	Ford Motor Credit Co. LLC	8.125%	1/15/20	9,550	11,665
	Ford Motor Credit Co. LLC	5.750%	2/1/21	6,625	7,243
	Ford Motor Credit Co. LLC	5.875%	8/2/21	10,425	11,581
	Gap Inc.	5.950%	4/12/21	4,200	4,368
	Historic TW Inc.	6.875%	6/15/18	800	985
	Home Depot Inc.	3.950%	9/15/20	400	443
	Home Depot Inc.	4.400%	4/1/21	10,825	12,476
	Hyatt Hotels Corp.	5.375%	8/15/21	900	990
	International Game Technology	7.500%	6/15/19	2,100	2,507
	International Game Technology	5.500%	6/15/20	650	702
	Johnson Controls Inc.	5.000%	3/30/20	2,850	3,226
	Johnson Controls Inc.	4.250%	3/1/21	650	699
	Johnson Controls Inc.	3.750%	12/1/21	4,750	4,933
	Kohl's Corp.	6.250%	12/15/17	10,150	12,155
	Kohl's Corp.	4.000%	11/1/21	950	987
	Lowe's Cos. Inc.	6.100%	9/15/17	600	724
	Lowe's Cos. Inc.	4.625%	4/15/20	2,450	2,773
	Lowe's Cos. Inc.	3.750%	4/15/21	500	537
	Lowe's Cos. Inc.	3.800%	11/15/21	4,000	4,324
	Lowe's Cos. Inc.	3.120%	4/15/22	4,450	4,556
	Macy's Retail Holdings Inc.	3.875%	1/15/22	8,700	9,201
	Marriott International Inc.	3.000%	3/1/19	925	931
	McDonald's Corp.	5.800%	10/15/17	3,950	4,808
	McDonald's Corp.	5.350%	3/1/18	5,025	6,036
	McDonald's Corp.	5.000%	2/1/19	725	862
	McDonald's Corp.	1.875%	5/29/19	2,000	2,006
	McDonald's Corp.	3.625%	5/20/21	3,500	3,864
	McDonald's Corp.	2.625%	1/15/22	5,000	5,100
	Nordstrom Inc.	6.250%	1/15/18	2,700	3,267
	Nordstrom Inc.	4.750%	5/1/20	4,150	4,787
	Nordstrom Inc.	4.000%	10/15/21	5,050	5,572
	O'Reilly Automotive Inc.	4.875%	1/14/21	1,825	1,946
	O'Reilly Automotive Inc.	4.625%	9/15/21	625	655
4	QVC Inc.	5.125%	7/2/22	1,000	1,025
	Starbucks Corp.	6.250%	8/15/17	2,000	2,404
	Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,955	2,278
	Target Corp.	6.000%	1/15/18	5,375	6,585
	Target Corp.	3.875%	7/15/20	7,200	7,944
	Target Corp.	2.900%	1/15/22	6,850	7,005
	Time Warner Cos. Inc.	7.250%	10/15/17	468	583
	Time Warner Inc.	4.875%	3/15/20	6,800	7,680
	Time Warner Inc.	4.700%	1/15/21	3,000	3,341
	Time Warner Inc.	4.750%	3/29/21	8,575	9,580
	Time Warner Inc.	4.000%	1/15/22	5,100	5,373
	Time Warner Inc.	3.400%	6/15/22	3,000	3,018
	TJX Cos. Inc.	6.950%	4/15/19	4,325	5,521
	Toyota Motor Credit Corp.	4.500%	6/17/20	3,300	3,743

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Toyota Motor Credit Corp.	4.250%	1/11/21	1,475	1,647
Toyota Motor Credit Corp.	3.400%	9/15/21	5,005	5,263
Toyota Motor Credit Corp.	3.300%	1/12/22	6,700	6,995
VF Corp.	5.950%	11/1/17	1,125	1,332
VF Corp.	3.500%	9/1/21	3,575	3,817
Viacom Inc.	6.125%	10/5/17	50	60
Viacom Inc.	5.625%	9/15/19	7,175	8,472
Viacom Inc.	4.500%	3/1/21	500	554
Viacom Inc.	3.125%	6/15/22	4,875	4,885
Wal-Mart Stores Inc.	5.800%	2/15/18	7,225	8,916
Wal-Mart Stores Inc.	3.625%	7/8/20	4,800	5,296
Wal-Mart Stores Inc.	3.250%	10/25/20	10,900	11,747
Wal-Mart Stores Inc.	4.250%	4/15/21	6,250	7,181
Walgreen Co.	5.250%	1/15/19	5,800	6,605
Walt Disney Co.	5.875%	12/15/17	2,600	3,240
Walt Disney Co.	3.750%	6/1/21	600	660
Walt Disney Co.	2.750%	8/16/21	5,575	5,711
Walt Disney Co.	2.550%	2/15/22	6,000	6,030
Western Union Co.	3.650%	8/22/18	2,600	2,816
Wyndham Worldwide Corp.	5.750%	2/1/18	6,180	6,891
Wyndham Worldwide Corp.	4.250%	3/1/22	3,000	3,023
Yum! Brands Inc.	6.250%	3/15/18	7,225	8,594
Consumer Noncyclical (5.9%)
Abbott Laboratories	5.600%	11/30/17	8,500	10,296
Abbott Laboratories	5.125%	4/1/19	12,800	15,256
Abbott Laboratories	4.125%	5/27/20	5,225	5,922
Allergan Inc.	3.375%	9/15/20	3,000	3,216
Altria Group Inc.	9.700%	11/10/18	24,200	33,451
Altria Group Inc.	9.250%	8/6/19	3,900	5,412
Altria Group Inc.	4.750%	5/5/21	10,900	12,325
AmerisourceBergen Corp.	3.500%	11/15/21	8,850	9,231
Amgen Inc.	5.700%	2/1/19	3,025	3,560
Amgen Inc.	3.450%	10/1/20	6,425	6,663
Amgen Inc.	4.100%	6/15/21	4,350	4,645
Amgen Inc.	3.875%	11/15/21	7,500	7,875
Amgen Inc.	3.625%	5/15/22	7,725	7,967
Anheuser-Busch Cos. LLC	5.500%	1/15/18	3,900	4,608
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,075	7,998
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	6,325	8,165
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	19,650	23,386
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,800	3,292
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,175	1,338
Archer-Daniels-Midland Co.	5.450%	3/15/18	2,150	2,555
Archer-Daniels-Midland Co.	4.479%	3/1/21	4,625	5,341
AstraZeneca plc	5.900%	9/15/17	7,625	9,163
Avon Products Inc.	5.750%	3/1/18	1,856	1,998
Avon Products Inc.	6.500%	3/1/19	385	419
Baxter International Inc.	5.375%	6/1/18	3,500	4,171
Baxter International Inc.	4.250%	3/15/20	2,850	3,229
Beam Inc.	3.250%	5/15/22	925	927
Becton Dickinson & Co.	5.000%	5/15/19	2,975	3,482
Becton Dickinson & Co.	3.250%	11/12/20	2,820	2,965
Becton Dickinson & Co.	3.125%	11/8/21	5,175	5,408
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,000	2,150
Biogen Idec Inc.	6.875%	3/1/18	4,950	6,038
Boston Scientific Corp.	6.000%	1/15/20	8,650	10,329
Bottling Group LLC	5.125%	1/15/19	9,495	11,144
Bristol-Myers Squibb Co.	5.450%	5/1/18	1,425	1,715
Bunge Ltd. Finance Corp.	8.500%	6/15/19	7,375	9,217
Campbell Soup Co.	3.050%	7/15/17	1,850	1,995
Campbell Soup Co.	4.500%	2/15/19	400	454
Campbell Soup Co.	4.250%	4/15/21	1,550	1,757
Cardinal Health Inc.	4.625%	12/15/20	3,125	3,511

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CareFusion Corp.	6.375%	8/1/19	2,750	3,260
	Celgene Corp.	3.950%	10/15/20	1,925	2,022
	Clorox Co.	5.950%	10/15/17	4,000	4,645
	Clorox Co.	3.800%	11/15/21	100	104
	Coca-Cola Co.	5.350%	11/15/17	16,300	19,453
	Coca-Cola Co.	4.875%	3/15/19	2,400	2,848
	Coca-Cola Co.	3.150%	11/15/20	7,500	8,041
	Coca-Cola Co.	3.300%	9/1/21	8,125	8,674
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,807
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,000	2,223
	Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	300	435
	Colgate-Palmolive Co.	2.450%	11/15/21	1,500	1,526
	ConAgra Foods Inc.	7.000%	4/15/19	500	613
	Covidien International Finance SA	6.000%	10/15/17	8,687	10,408
	Covidien International Finance SA	3.200%	6/15/22	3,475	3,577
	CR Bard Inc.	4.400%	1/15/21	2,000	2,266
	DENTSPLY International Inc.	4.125%	8/15/21	2,000	2,082
	Diageo Capital plc	5.750%	10/23/17	4,800	5,775
	Diageo Capital plc	4.828%	7/15/20	1,215	1,417
	Diageo Investment Corp.	2.875%	5/11/22	6,200	6,374
	Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,250	5,251
	Dr Pepper Snapple Group Inc.	2.600%	1/15/19	825	838
	Dr Pepper Snapple Group Inc.	3.200%	11/15/21	4,000	4,084
	Energizer Holdings Inc.	4.700%	5/19/21	2,300	2,393
	Energizer Holdings Inc.	4.700%	5/24/22	2,800	2,924
	Express Scripts Holding Co.	7.250%	6/15/19	2,050	2,575
4	Express Scripts Holding Co.	4.750%	11/15/21	4,625	5,110
4	Express Scripts Holding Co.	3.900%	2/15/22	5,675	5,877
	Flowers Foods Inc.	4.375%	4/1/22	1,000	1,015
	General Mills Inc.	5.650%	2/15/19	8,175	9,873
	General Mills Inc.	3.150%	12/15/21	2,875	2,944
	Gilead Sciences Inc.	4.500%	4/1/21	4,400	4,904
	Gilead Sciences Inc.	4.400%	12/1/21	5,825	6,464
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	14,550	17,596
	GlaxoSmithKline Capital plc	2.850%	5/8/22	10,150	10,342
	Hasbro Inc.	6.300%	9/15/17	2,175	2,483
	HJ Heinz Co.	3.125%	9/12/21	2,750	2,822
	HJ Heinz Co.	2.850%	3/1/22	100	100
	Hormel Foods Corp.	4.125%	4/15/21	875	981
	Ingredion Inc.	4.625%	11/1/20	2,000	2,167
	JM Smucker Co.	3.500%	10/15/21	2,950	3,093
	Johnson & Johnson	5.550%	8/15/17	550	668
	Johnson & Johnson	5.150%	7/15/18	8,625	10,454
	Johnson & Johnson	2.950%	9/1/20	2,000	2,150
	Johnson & Johnson	3.550%	5/15/21	2,175	2,444
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,825	1,891
	Kellogg Co.	3.250%	5/21/18	1,325	1,419
	Kellogg Co.	4.150%	11/15/19	4,350	4,861
	Kellogg Co.	4.000%	12/15/20	4,275	4,699
	Kellogg Co.	3.125%	5/17/22	6,275	6,390
	Kimberly-Clark Corp.	6.125%	8/1/17	8,500	10,407
	Kimberly-Clark Corp.	6.250%	7/15/18	675	842
	Kimberly-Clark Corp.	3.625%	8/1/20	1,000	1,097
	Kimberly-Clark Corp.	3.875%	3/1/21	2,095	2,344
	Kimberly-Clark Corp.	2.400%	3/1/22	5,000	5,000
	Koninklijke Philips Electronics NV	5.750%	3/11/18	8,800	10,428
	Koninklijke Philips Electronics NV	3.750%	3/15/22	2,450	2,541
4	Kraft Foods Group Inc.	3.500%	6/6/22	7,000	7,165
	Kraft Foods Inc.	6.500%	8/11/17	13,450	16,318
	Kraft Foods Inc.	6.125%	2/1/18	5,150	6,189
	Kraft Foods Inc.	6.125%	8/23/18	4,200	5,113
	Kraft Foods Inc.	5.375%	2/10/20	22,850	27,057
	Kroger Co.	6.400%	8/15/17	4,350	5,193
	Kroger Co.	6.150%	1/15/20	5,369	6,429

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kroger Co.	3.400%	4/15/22	3,000	3,010
Laboratory Corp. of America Holdings	4.625%	11/15/20	3,000	3,300
Life Technologies Corp.	6.000%	3/1/20	6,950	8,184
Life Technologies Corp.	5.000%	1/15/21	4,025	4,451
Lorillard Tobacco Co.	8.125%	6/23/19	4,425	5,474
Lorillard Tobacco Co.	6.875%	5/1/20	3,975	4,692
McCormick & Co. Inc.	3.900%	7/15/21	1,850	2,038
McKesson Corp.	7.500%	2/15/19	1,825	2,360
McKesson Corp.	4.750%	3/1/21	7,125	8,186
Mead Johnson Nutrition Co.	4.900%	11/1/19	5,725	6,508
Medco Health Solutions Inc.	7.125%	3/15/18	9,800	12,102
Medtronic Inc.	5.600%	3/15/19	1,525	1,851
Medtronic Inc.	4.450%	3/15/20	8,775	10,045
Medtronic Inc.	3.125%	3/15/22	4,900	5,081
Merck & Co. Inc.	6.000%	9/15/17	1,925	2,354
Merck & Co. Inc.	5.000%	6/30/19	5,525	6,625
Merck & Co. Inc.	3.875%	1/15/21	8,000	9,004
Molson Coors Brewing Co.	3.500%	5/1/22	1,800	1,853
Newell Rubbermaid Inc.	4.000%	6/15/22	4,425	4,487
Novant Health Inc.	5.850%	11/1/19	1,300	1,482
Novartis Capital Corp.	4.400%	4/24/20	6,300	7,289
Novartis Securities Investment Ltd.	5.125%	2/10/19	13,773	16,420
PepsiCo Inc.	5.000%	6/1/18	9,200	10,745
PepsiCo Inc.	7.900%	11/1/18	6,775	9,051
PepsiCo Inc.	4.500%	1/15/20	1,900	2,159
PepsiCo Inc.	3.125%	11/1/20	4,200	4,412
PepsiCo Inc.	3.000%	8/25/21	3,500	3,584
PepsiCo Inc.	2.750%	3/5/22	6,625	6,681
PerkinElmer Inc.	5.000%	11/15/21	1,850	1,998
Pfizer Inc.	6.200%	3/15/19	27,050	33,980
Philip Morris International Inc.	5.650%	5/16/18	16,375	19,805
Philip Morris International Inc.	4.500%	3/26/20	2,000	2,310
Philip Morris International Inc.	4.125%	5/17/21	2,000	2,240
Philip Morris International Inc.	2.900%	11/15/21	3,300	3,401
Procter & Gamble Co.	4.700%	2/15/19	9,426	11,148
Procter & Gamble Co.	2.300%	2/6/22	7,400	7,406
Quest Diagnostics Inc.	6.400%	7/1/17	1,325	1,567
Quest Diagnostics Inc.	4.750%	1/30/20	1,100	1,222
Quest Diagnostics Inc.	4.700%	4/1/21	1,000	1,114
Safeway Inc.	6.350%	8/15/17	3,555	3,967
Safeway Inc.	5.000%	8/15/19	4,250	4,396
Safeway Inc.	3.950%	8/15/20	3,000	2,887
Sanofi	4.000%	3/29/21	16,600	18,528
Hillshire Brands Co.	4.100%	9/15/20	173	181
St. Jude Medical Inc.	4.875%	7/15/19	2,757	3,156
Stryker Corp.	4.375%	1/15/20	1,950	2,207
Sysco Corp.	5.250%	2/12/18	2,500	2,979
Sysco Corp.	2.600%	6/12/22	1,950	1,950
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	4,350	4,561
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	2,650	2,787
Thermo Fisher Scientific Inc.	4.700%	5/1/20	650	747
Thermo Fisher Scientific Inc.	4.500%	3/1/21	2,850	3,253
Thermo Fisher Scientific Inc.	3.600%	8/15/21	10,350	11,132
Tyson Foods Inc.	4.500%	6/15/22	6,150	6,335
Unilever Capital Corp.	4.800%	2/15/19	2,475	2,907
Unilever Capital Corp.	4.250%	2/10/21	6,880	8,026
UST LLC	5.750%	3/1/18	975	1,107
Watson Pharmaceuticals Inc.	6.125%	8/15/19	2,000	2,302
Whirlpool Corp.	4.850%	6/15/21	3,500	3,628
Zimmer Holdings Inc.	4.625%	11/30/19	3,175	3,594
Zimmer Holdings Inc.	3.375%	11/30/21	350	362
Energy (3.0%)
Anadarko Petroleum Corp.	6.375%	9/15/17	14,900	17,338

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Anadarko Petroleum Corp.	6.950%	6/15/19	2,700	3,298
	Apache Corp.	6.900%	9/15/18	3,800	4,813
	Apache Corp.	3.625%	2/1/21	6,800	7,316
	Apache Corp.	3.250%	4/15/22	4,825	5,047
	Baker Hughes Inc.	7.500%	11/15/18	3,000	3,963
	Baker Hughes Inc.	3.200%	8/15/21	4,800	5,020
	BJ Services Co.	6.000%	6/1/18	1,225	1,484
	BP Capital Markets plc	4.750%	3/10/19	4,675	5,303
	BP Capital Markets plc	4.500%	10/1/20	5,780	6,507
	BP Capital Markets plc	4.742%	3/11/21	11,900	13,621
	BP Capital Markets plc	3.561%	11/1/21	4,700	4,976
	BP Capital Markets plc	3.245%	5/6/22	9,400	9,716
	Cameron International Corp.	6.375%	7/15/18	3,600	4,280
	Cameron International Corp.	4.500%	6/1/21	650	697
	Cameron International Corp.	3.600%	4/30/22	850	852
	Canadian Natural Resources Ltd.	3.450%	11/15/21	8,550	8,869
	Cenovus Energy Inc.	5.700%	10/15/19	7,475	8,834
	Chevron Corp.	4.950%	3/3/19	6,300	7,606
	ConocoPhillips	5.750%	2/1/19	13,375	16,357
	ConocoPhillips	6.000%	1/15/20	7,275	9,160
	Devon Energy Corp.	6.300%	1/15/19	2,875	3,529
	Devon Energy Corp.	4.000%	7/15/21	3,800	4,124
	Devon Energy Corp.	3.250%	5/15/22	4,200	4,278
	Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,050	1,248
	Encana Corp.	5.900%	12/1/17	4,225	4,843
	Encana Corp.	3.900%	11/15/21	3,500	3,459
	Ensco plc	4.700%	3/15/21	6,550	7,119
	EOG Resources Inc.	5.875%	9/15/17	2,300	2,761
	EOG Resources Inc.	6.875%	10/1/18	4,525	5,673
	EOG Resources Inc.	4.400%	6/1/20	1,200	1,353
	EOG Resources Inc.	4.100%	2/1/21	6,300	7,012
	EQT Corp.	6.500%	4/1/18	3,800	4,322
	EQT Corp.	8.125%	6/1/19	1,725	2,070
	EQT Corp.	4.875%	11/15/21	3,475	3,598
	Halliburton Co.	5.900%	9/15/18	2,100	2,559
	Halliburton Co.	6.150%	9/15/19	4,300	5,327
	Halliburton Co.	3.250%	11/15/21	2,200	2,307
	Hess Corp.	8.125%	2/15/19	4,135	5,320
	Husky Energy Inc.	6.150%	6/15/19	510	588
	Husky Energy Inc.	7.250%	12/15/19	3,895	4,830
	Husky Energy Inc.	3.950%	4/15/22	2,550	2,608
	Marathon Oil Corp.	6.000%	10/1/17	8,875	10,457
	Marathon Oil Corp.	5.900%	3/15/18	137	161
	Marathon Petroleum Corp.	5.125%	3/1/21	4,100	4,597
	Murphy Oil Corp.	4.000%	6/1/22	2,125	2,165
	Nabors Industries Inc.	6.150%	2/15/18	6,575	7,545
	Nabors Industries Inc.	9.250%	1/15/19	6,875	8,885
	Nabors Industries Inc.	5.000%	9/15/20	1,450	1,548
	Nabors Industries Inc.	4.625%	9/15/21	1,800	1,862
	Nexen Inc.	6.200%	7/30/19	3,500	4,066
	Noble Energy Inc.	8.250%	3/1/19	5,001	6,383
	Noble Energy Inc.	4.150%	12/15/21	3,925	4,122
	Noble Holding International Ltd.	4.900%	8/1/20	3,215	3,482
	Noble Holding International Ltd.	4.625%	3/1/21	1,800	1,913
	Noble Holding International Ltd.	3.950%	3/15/22	2,825	2,843
	Occidental Petroleum Corp.	1.500%	2/15/18	4,900	4,926
	Occidental Petroleum Corp.	4.100%	2/1/21	4,350	4,902
	Occidental Petroleum Corp.	3.125%	2/15/22	6,000	6,256
	Petro-Canada	6.050%	5/15/18	7,675	9,086
	Petrohawk Energy Corp.	7.250%	8/15/18	3,200	3,624
	Petrohawk Energy Corp.	6.250%	6/1/19	6,440	7,245
4	Phillips 66	4.300%	4/1/22	10,650	11,212
	Pioneer Natural Resources Co.	7.500%	1/15/20	6,000	7,410
	Pride International Inc.	6.875%	8/15/20	9,660	11,860

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Rowan Cos. Inc.	7.875%	8/1/19	2,150	2,597
	Rowan Cos. Inc.	4.875%	6/1/22	2,475	2,507
	Shell International Finance BV	4.300%	9/22/19	12,775	14,832
	Shell International Finance BV	4.375%	3/25/20	3,900	4,529
	Southwestern Energy Co.	7.500%	2/1/18	3,000	3,600
4	Southwestern Energy Co.	4.100%	3/15/22	4,575	4,619
	Suncor Energy Inc.	6.100%	6/1/18	7,309	8,704
	Talisman Energy Inc.	7.750%	6/1/19	3,875	4,752
	Talisman Energy Inc.	3.750%	2/1/21	4,000	4,014
	Total Capital International SA	2.875%	2/17/22	2,900	2,955
	Total Capital SA	4.450%	6/24/20	7,750	8,836
	Total Capital SA	4.125%	1/28/21	6,130	6,819
	Total Capital SA	4.250%	12/15/21	230	260
	Transocean Inc.	6.000%	3/15/18	6,750	7,521
	Transocean Inc.	6.500%	11/15/20	4,425	5,016
	Transocean Inc.	6.375%	12/15/21	8,938	10,208
	Valero Energy Corp.	9.375%	3/15/19	4,000	5,271
	Valero Energy Corp.	6.125%	2/1/20	3,780	4,372
	Weatherford International Ltd.	6.000%	3/15/18	5,880	6,684
	Weatherford International Ltd.	9.625%	3/1/19	7,565	9,885
	Weatherford International Ltd.	4.500%	4/15/22	2,575	2,630
	XTO Energy Inc.	6.250%	8/1/17	3,125	3,874
	XTO Energy Inc.	5.500%	6/15/18	1,875	2,288
	Other Industrial (0.1%)
	Cintas Corp. No 2	6.125%	12/1/17	1,300	1,547
	Cintas Corp. No 2	3.250%	6/1/22	1,450	1,455
	Fluor Corp.	3.375%	9/15/21	2,300	2,406
4	URS Corp.	5.000%	4/1/22	5,000	4,943
	Valmont Industries Inc.	6.625%	4/20/20	500	587
	Technology (2.0%)
	Adobe Systems Inc.	4.750%	2/1/20	4,175	4,658
	Agilent Technologies Inc.	6.500%	11/1/17	4,725	5,681
	Agilent Technologies Inc.	5.000%	7/15/20	3,000	3,398
	Amphenol Corp.	4.000%	2/1/22	1,925	1,963
	Applied Materials Inc.	4.300%	6/15/21	6,825	7,573
	Arrow Electronics Inc.	5.125%	3/1/21	2,000	2,096
	BMC Software Inc.	7.250%	6/1/18	1,550	1,864
	BMC Software Inc.	4.250%	2/15/22	2,000	2,001
	Broadcom Corp.	2.700%	11/1/18	6,025	6,251
	CA Inc.	5.375%	12/1/19	2,525	2,844
	Cisco Systems Inc.	4.950%	2/15/19	8,892	10,497
	Cisco Systems Inc.	4.450%	1/15/20	14,875	17,185
	Computer Sciences Corp.	6.500%	3/15/18	5,400	5,777
	Corning Inc.	6.625%	5/15/19	950	1,152
	Corning Inc.	4.250%	8/15/20	1,447	1,582
	Dell Inc.	5.650%	4/15/18	2,500	2,882
	Dell Inc.	5.875%	6/15/19	3,675	4,320
	Dell Inc.	4.625%	4/1/21	2,000	2,187
	Equifax Inc.	6.300%	7/1/17	1,300	1,501
	Fiserv Inc.	6.800%	11/20/17	3,150	3,762
	Fiserv Inc.	4.625%	10/1/20	5,147	5,520
	Google Inc.	3.625%	5/19/21	5,600	6,192
	Harris Corp.	5.950%	12/1/17	775	902
	Harris Corp.	6.375%	6/15/19	775	914
	Harris Corp.	4.400%	12/15/20	4,300	4,630
	Hewlett-Packard Co.	2.600%	9/15/17	11,375	11,368
	Hewlett-Packard Co.	5.500%	3/1/18	2,125	2,380
	Hewlett-Packard Co.	3.750%	12/1/20	9,400	9,366
	Hewlett-Packard Co.	4.300%	6/1/21	6,000	6,202
	Hewlett-Packard Co.	4.375%	9/15/21	4,000	4,114
	Hewlett-Packard Co.	4.650%	12/9/21	7,500	7,867
	Intel Corp.	3.300%	10/1/21	11,941	12,796
	International Business Machines Corp.	5.700%	9/14/17	25,725	31,012

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	International Business Machines Corp.	7.625%	10/15/18	900	1,199
	International Business Machines Corp.	1.875%	5/15/19	2,625	2,646
	International Business Machines Corp.	2.900%	11/1/21	7,225	7,618
	Juniper Networks Inc.	4.600%	3/15/21	725	776
	KLA-Tencor Corp.	6.900%	5/1/18	4,000	4,780
	Lexmark International Inc.	6.650%	6/1/18	2,975	3,326
	Microsoft Corp.	4.200%	6/1/19	9,175	10,689
	Motorola Solutions Inc.	6.000%	11/15/17	1,220	1,386
	Motorola Solutions Inc.	3.750%	5/15/22	10,000	9,918
	Oracle Corp.	5.750%	4/15/18	8,180	9,934
	Oracle Corp.	5.000%	7/8/19	14,100	16,752
	Oracle Corp.	3.875%	7/15/20	10,940	12,299
	Pitney Bowes Inc.	5.750%	9/15/17	1,800	1,876
	Pitney Bowes Inc.	4.750%	5/15/18	1,000	1,015
	Pitney Bowes Inc.	6.250%	3/15/19	3,700	3,898
	SAIC Inc.	4.450%	12/1/20	1,200	1,286
	Symantec Corp.	4.200%	9/15/20	3,705	3,795
	Symantec Corp.	3.950%	6/15/22	2,650	2,641
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	4,450	4,459
	Tyco Electronics Group SA	6.550%	10/1/17	4,250	5,076
	Tyco Electronics Group SA	3.500%	2/3/22	3,075	3,067
	Xerox Corp.	6.350%	5/15/18	10,275	11,984
	Xerox Corp.	5.625%	12/15/19	2,775	3,129
	Xerox Corp.	4.500%	5/15/21	2,500	2,602
	Transportation (0.8%)
5	American Airlines 2011-1 Class A Pass Through Trust	5.250%	1/31/21	631	653
5	American Airlines 2011-2 Class A Pass Through Trust	8.625%	4/15/23	1,553	1,646
5	American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	2,874	3,104
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,400	6,410
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	2,021	2,292
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,525	5,796
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	4,225	4,285
	Canadian National Railway Co.	5.850%	11/15/17	500	602
	Canadian National Railway Co.	5.550%	5/15/18	900	1,086
	Canadian National Railway Co.	5.550%	3/1/19	2,000	2,432
	Canadian National Railway Co.	2.850%	12/15/21	3,575	3,698
	Canadian Pacific Railway Co.	7.250%	5/15/19	2,130	2,635
	Con-way Inc.	7.250%	1/15/18	3,400	3,923
5	Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	1,157	1,221
5	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	4/19/22	456	495
5	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	4,058	4,596
5	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	1/12/21	2,452	2,581
	CSX Corp.	6.250%	3/15/18	7,025	8,410
	CSX Corp.	7.375%	2/1/19	2,225	2,840
	CSX Corp.	4.250%	6/1/21	2,025	2,215
	CSX Corp.	6.220%	4/30/40	393	485
5	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	4,702	5,343
5	Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	7/2/18	2,608	2,823
5	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	3,138	3,322
5	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	5/7/20	1,200	1,215
	FedEx Corp.	8.000%	1/15/19	3,315	4,372
	Norfolk Southern Corp.	5.750%	4/1/18	2,375	2,806
	Norfolk Southern Corp.	5.900%	6/15/19	6,900	8,426
	Norfolk Southern Corp.	3.250%	12/1/21	2,900	3,010
	Norfolk Southern Corp.	3.000%	4/1/22	2,200	2,220
	Norfolk Southern Railway Co.	9.750%	6/15/20	411	599
	Union Pacific Corp.	5.700%	8/15/18	3,825	4,588
	Union Pacific Corp.	4.000%	2/1/21	1,400	1,546
	Union Pacific Corp.	4.163%	7/15/22	4,596	5,123
	United Parcel Service Inc.	5.500%	1/15/18	3,350	4,020
	United Parcel Service Inc.	5.125%	4/1/19	2,200	2,658
	United Parcel Service Inc.	3.125%	1/15/21	11,700	12,509

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Parcel Service of America Inc.	8.375%	4/1/20	500	702
				3,615,041
Utilities (4.3%)
Electric (2.6%)
Alabama Power Co.	5.500%	10/15/17	1,925	2,297
Alabama Power Co.	3.375%	10/1/20	745	794
Ameren Illinois Co.	6.125%	11/15/17	3,100	3,635
Ameren Illinois Co.	6.250%	4/1/18	2,500	2,952
Ameren Illinois Co.	9.750%	11/15/18	2,750	3,701
Appalachian Power Co.	7.950%	1/15/20	675	902
Appalachian Power Co.	4.600%	3/30/21	2,550	2,861
Arizona Public Service Co.	8.750%	3/1/19	2,000	2,639
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,700	1,803
Carolina Power & Light Co.	5.300%	1/15/19	9,725	11,693
Carolina Power & Light Co.	3.000%	9/15/21	4,400	4,572
Carolina Power & Light Co.	2.800%	5/15/22	2,500	2,543
CenterPoint Energy Inc.	6.500%	5/1/18	4,500	5,356
Cleveland Electric Illuminating Co.	7.880%	11/1/17	250	311
Commonwealth Edison Co.	6.150%	9/15/17	4,250	5,136
Commonwealth Edison Co.	5.800%	3/15/18	2,550	3,075
Commonwealth Edison Co.	4.000%	8/1/20	2,000	2,243
Commonwealth Edison Co.	3.400%	9/1/21	2,000	2,143
Connecticut Light & Power Co.	5.650%	5/1/18	3,000	3,553
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,000	6,111
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	2,265	2,932
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,200	1,520
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,000	2,303
Constellation Energy Group Inc.	5.150%	12/1/20	2,150	2,375
Consumers Energy Co.	6.125%	3/15/19	300	369
Consumers Energy Co.	6.700%	9/15/19	8,466	10,923
Consumers Energy Co.	5.650%	4/15/20	1,075	1,313
Detroit Edison Co.	3.450%	10/1/20	4,030	4,351
Detroit Edison Co.	3.900%	6/1/21	750	824
Detroit Edison Co.	2.650%	6/15/22	650	656
Dominion Resources Inc.	6.000%	11/30/17	4,750	5,675
Dominion Resources Inc.	8.875%	1/15/19	5,375	7,299
Dominion Resources Inc.	5.200%	8/15/19	900	1,061
Dominion Resources Inc.	4.450%	3/15/21	12,800	14,578
Duke Energy Carolinas LLC	5.100%	4/15/18	6,750	7,999
Duke Energy Carolinas LLC	4.300%	6/15/20	3,075	3,543
Duke Energy Carolinas LLC	3.900%	6/15/21	2,000	2,232
Duke Energy Corp.	5.050%	9/15/19	10,600	12,423
Duke Energy Indiana Inc.	3.750%	7/15/20	1,450	1,597
Entergy Corp.	5.125%	9/15/20	2,125	2,217
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	4,150	4,831
Entergy Louisiana LLC	6.500%	9/1/18	2,625	3,154
Exelon Generation Co. LLC	6.200%	10/1/17	6,000	6,914
Exelon Generation Co. LLC	4.000%	10/1/20	5,375	5,431
FirstEnergy Solutions Corp.	6.050%	8/15/21	6,600	7,228
Florida Power & Light Co.	5.550%	11/1/17	1,950	2,353
Florida Power Corp.	5.650%	6/15/18	2,100	2,536
Florida Power Corp.	3.100%	8/15/21	2,000	2,081
Georgia Power Co.	2.850%	5/15/22	3,850	3,866
Great Plains Energy Inc.	4.850%	6/1/21	6,095	6,551
Indiana Michigan Power Co.	7.000%	3/15/19	5,747	7,187
Kentucky Utilities Co.	3.250%	11/1/20	2,300	2,457
LG&E & KU Energy LLC	3.750%	11/15/20	2,025	2,070
Metropolitan Edison Co.	7.700%	1/15/19	2,000	2,526
MidAmerican Energy Co.	5.950%	7/15/17	925	1,104
MidAmerican Energy Co.	5.300%	3/15/18	400	470
MidAmerican Energy Holdings Co.	5.750%	4/1/18	7,725	9,213
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	9,625	11,416
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	2,525	3,657

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	2,075	2,149
	Nevada Power Co.	6.500%	5/15/18	4,217	5,180
	Nevada Power Co.	6.500%	8/1/18	5,675	7,014
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	4,500	5,279
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,000	3,252
5	NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	500	530
	Northern States Power Co.	5.250%	3/1/18	5,350	6,376
	NSTAR Electric Co.	5.625%	11/15/17	975	1,171
	NSTAR LLC	4.500%	11/15/19	3,500	3,898
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,500	2,997
4	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	2,950	3,010
	Pacific Gas & Electric Co.	5.625%	11/30/17	5,900	7,086
	Pacific Gas & Electric Co.	8.250%	10/15/18	1,325	1,796
	Pacific Gas & Electric Co.	3.500%	10/1/20	12,085	13,045
	Pacific Gas & Electric Co.	4.250%	5/15/21	200	225
	PacifiCorp	5.650%	7/15/18	2,575	3,101
	PacifiCorp	5.500%	1/15/19	2,740	3,278
	PacifiCorp	3.850%	6/15/21	200	220
	PacifiCorp	2.950%	2/1/22	3,900	4,005
	Peco Energy Co.	5.350%	3/1/18	2,475	2,955
	Pennsylvania Electric Co.	6.050%	9/1/17	2,800	3,189
	Pennsylvania Electric Co.	5.200%	4/1/20	200	223
	PPL Electric Utilities Corp.	3.000%	9/15/21	5,700	5,922
	PPL Energy Supply LLC	6.500%	5/1/18	750	869
	PPL Energy Supply LLC	4.600%	12/15/21	3,725	3,828
	Progress Energy Inc.	4.400%	1/15/21	2,000	2,225
	PSEG Power LLC	5.125%	4/15/20	5,262	5,824
	Public Service Co. of Colorado	5.125%	6/1/19	2,300	2,745
	Public Service Co. of Colorado	3.200%	11/15/20	1,800	1,928
	Public Service Co. of Oklahoma	5.150%	12/1/19	650	745
	Public Service Co. of Oklahoma	4.400%	2/1/21	4,500	4,991
	Public Service Electric & Gas Co.	3.500%	8/15/20	2,000	2,175
	San Diego Gas & Electric Co.	3.000%	8/15/21	3,000	3,174
	SCANA Corp.	4.750%	5/15/21	3,000	3,210
	SCANA Corp.	4.125%	2/1/22	4,450	4,476
	South Carolina Electric & Gas Co.	6.500%	11/1/18	2,400	2,993
	Southern California Edison Co.	5.500%	8/15/18	4,500	5,441
	Southern California Edison Co.	3.875%	6/1/21	3,325	3,702
	Southwestern Electric Power Co.	6.450%	1/15/19	3,472	4,189
	Southwestern Electric Power Co.	3.550%	2/15/22	2,000	2,049
	Southwestern Public Service Co.	8.750%	12/1/18	155	210
	Tampa Electric Co.	6.100%	5/15/18	2,150	2,594
	Tampa Electric Co.	5.400%	5/15/21	3,500	4,194
	TECO Finance Inc.	5.150%	3/15/20	1,350	1,548
	TransAlta Corp.	6.650%	5/15/18	2,975	3,322
	Tucson Electric Power Co.	5.150%	11/15/21	1,450	1,579
	UIL Holdings Corp.	4.625%	10/1/20	1,850	1,937
	Union Electric Co.	6.700%	2/1/19	4,000	5,032
	Westar Energy Inc.	8.625%	12/1/18	1,550	2,095
	Wisconsin Electric Power Co.	4.250%	12/15/19	1,525	1,741
	Wisconsin Power & Light Co.	5.000%	7/15/19	2,275	2,652
	Xcel Energy Inc.	4.700%	5/15/20	3,275	3,761
	Natural Gas (1.6%)
	AGL Capital Corp.	5.250%	8/15/19	2,300	2,661
	Atmos Energy Corp.	8.500%	3/15/19	2,510	3,347
	Buckeye Partners LP	6.050%	1/15/18	4,550	4,958
	Buckeye Partners LP	4.875%	2/1/21	2,000	1,989
	CenterPoint Energy Resources Corp.	6.000%	5/15/18	5,361	6,247
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	207	226
	DCP Midstream Operating LP	4.950%	4/1/22	1,700	1,746
	El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	4,000	4,338
	Enbridge Energy Partners LP	6.500%	4/15/18	3,075	3,670
	Enbridge Energy Partners LP	9.875%	3/1/19	1,700	2,261

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Enbridge Energy Partners LP	5.200%	3/15/20	1,875	2,122
Enbridge Energy Partners LP	4.200%	9/15/21	3,675	3,887
Energy Transfer Partners LP	9.000%	4/15/19	18,053	22,631
Energy Transfer Partners LP	5.200%	2/1/22	1,665	1,786
Enterprise Products Operating LLC	6.300%	9/15/17	2,525	3,007
Enterprise Products Operating LLC	6.650%	4/15/18	550	659
Enterprise Products Operating LLC	6.500%	1/31/19	3,050	3,672
Enterprise Products Operating LLC	5.250%	1/31/20	5,000	5,698
Enterprise Products Operating LLC	5.200%	9/1/20	6,500	7,451
Enterprise Products Operating LLC	4.050%	2/15/22	1,725	1,823
4 Gulf South Pipeline Co. LP	4.000%	6/15/22	3,175	3,149
Kinder Morgan Energy Partners LP	5.950%	2/15/18	3,250	3,767
Kinder Morgan Energy Partners LP	6.850%	2/15/20	17,025	20,466
Magellan Midstream Partners LP	6.550%	7/15/19	7,675	9,212
Magellan Midstream Partners LP	4.250%	2/1/21	2,400	2,584
National Fuel Gas Co.	4.900%	12/1/21	3,175	3,465
Nisource Finance Corp.	5.250%	9/15/17	500	557
Nisource Finance Corp.	6.400%	3/15/18	12,890	15,026
Nisource Finance Corp.	6.800%	1/15/19	938	1,121
Nisource Finance Corp.	4.450%	12/1/21	150	157
Nisource Finance Corp.	6.125%	3/1/22	1,500	1,752
NuStar Logistics LP	7.650%	4/15/18	2,900	3,406
NuStar Logistics LP	4.800%	9/1/20	150	154
ONEOK Inc.	4.250%	2/1/22	5,475	5,725
ONEOK Partners LP	8.625%	3/1/19	5,000	6,544
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	2,000	2,269
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	2,525	3,006
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	2,675	3,209
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	390	514
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	600	703
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	6,075	6,850
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	3,700	3,809
Sempra Energy	6.150%	6/15/18	4,300	5,193
Sempra Energy	9.800%	2/15/19	4,370	6,060
Southern Natural Gas Co. LLC / Southern Natural
Issuing Corp.	4.400%	6/15/21	3,575	3,792
Spectra Energy Capital LLC	6.200%	4/15/18	6,788	8,046
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,925	1,981
TransCanada PipeLines Ltd.	6.500%	8/15/18	9,100	11,336
TransCanada PipeLines Ltd.	3.800%	10/1/20	9,835	10,858
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	2,500	2,963
Williams Cos. Inc.	7.875%	9/1/21	279	353
Williams Partners LP	5.250%	3/15/20	9,335	10,468
Williams Partners LP	4.000%	11/15/21	6,250	6,447
Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	4,316	5,048
United Utilities plc	5.375%	2/1/19	1,000	1,067
Veolia Environnement SA	6.000%	6/1/18	3,550	3,937
				669,858
Total Corporate Bonds (Cost $5,846,574)				6,367,100
Sovereign Bonds (U.S. Dollar-Denominated) (5.5%)
Asian Development Bank	5.593%	7/16/18	2,380	2,930
Asian Development Bank	1.875%	10/23/18	3,600	3,759
Asian Development Bank	1.750%	3/21/19	6,550	6,722
Corp. Andina de Fomento	8.125%	6/4/19	5,600	7,117
Corp. Andina de Fomento	4.375%	6/15/22	5,920	6,098
Ecopetrol SA	7.625%	7/23/19	6,800	8,544
European Investment Bank	2.875%	9/15/20	9,600	10,003
European Investment Bank	4.000%	2/16/21	24,650	27,297
Export-Import Bank of Korea	5.125%	6/29/20	4,400	4,862
Export-Import Bank of Korea	4.000%	1/29/21	5,000	5,128
Export-Import Bank of Korea	4.375%	9/15/21	8,000	8,449

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Export-Import Bank of Korea	5.000%	4/11/22	4,400	4,884
5	Federative Republic of Brazil	8.000%	1/15/18	10,333	12,028
	Federative Republic of Brazil	5.875%	1/15/19	14,375	17,293
	Federative Republic of Brazil	4.875%	1/22/21	22,275	25,782
	Hydro-Quebec	2.000%	6/30/16	3,925	4,076
	Hydro-Quebec	8.400%	1/15/22	4,825	7,015
	Inter-American Development Bank	2.375%	8/15/17	7,800	8,316
	Inter-American Development Bank	1.750%	8/24/18	15,875	16,305
	Inter-American Development Bank	3.875%	9/17/19	9,500	11,120
	Inter-American Development Bank	3.875%	2/14/20	5,475	6,415
	International Finance Corp.	2.125%	11/17/17	16,125	16,982
6	Japan Bank for International Cooperation	2.125%	2/7/19	6,300	6,486
6	Japan Finance Organization for Municipalities	4.000%	1/13/21	4,500	5,180
7	KFW	4.375%	3/15/18	22,500	26,174
7	KFW	4.500%	7/16/18	12,875	15,127
7	KFW	4.875%	6/17/19	13,450	16,192
7	KFW	4.000%	1/27/20	13,375	15,326
7	KFW	2.750%	9/8/20	26,175	27,569
7	KFW	2.375%	8/25/21	10,000	10,136
7	KFW	2.625%	1/25/22	14,460	14,899
	Korea Development Bank	3.500%	8/22/17	6,500	6,796
	Korea Finance Corp.	4.625%	11/16/21	4,350	4,684
7	Landwirtschaftliche Rentenbank	2.375%	9/13/17	4,000	4,211
7	Landwirtschaftliche Rentenbank	1.875%	9/17/18	8,800	9,016
	North American Development Bank	4.375%	2/11/20	1,200	1,370
	Pemex Project Funding Master Trust	5.750%	3/1/18	17,325	19,613
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	17,250	19,038
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	1,915	2,376
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	15,950	19,384
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	11,010	12,044
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	22,090	23,736
	Petroleos Mexicanos	8.000%	5/3/19	5,075	6,485
	Petroleos Mexicanos	6.000%	3/5/20	5,825	6,752
	Petroleos Mexicanos	5.500%	1/21/21	15,800	17,853
4	Petroleos Mexicanos	4.875%	1/24/22	18,400	19,956
	Province of British Columbia	2.650%	9/22/21	5,000	5,272
	Province of Manitoba	1.750%	5/30/19	9,025	9,096
	Province of Manitoba	9.250%	4/1/20	1,500	2,264
	Province of New Brunswick	2.750%	6/15/18	6,425	6,906
	Province of Ontario	3.150%	12/15/17	1,150	1,249
	Province of Ontario	4.000%	10/7/19	16,400	18,581
	Province of Ontario	4.400%	4/14/20	16,600	19,261
	Province of Ontario	2.450%	6/29/22	2,150	2,141
	Quebec	4.625%	5/14/18	4,500	5,280
	Quebec	3.500%	7/29/20	2,400	2,652
	Quebec	2.750%	8/25/21	17,725	18,483
	Republic of Chile	3.875%	8/5/20	3,800	4,223
	Republic of Chile	3.250%	9/14/21	5,500	5,818
	Republic of Columbia	7.375%	3/18/19	14,125	18,433
	Republic of Columbia	11.750%	2/25/20	600	958
	Republic of Columbia	4.375%	7/12/21	9,850	11,066
	Republic of Italy	5.375%	6/12/17	6,925	6,890
	Republic of Korea	7.125%	4/16/19	10,550	13,312
	Republic of Panama	5.200%	1/30/20	4,150	4,854
	Republic of Peru	7.125%	3/30/19	6,700	8,676
	Republic of Poland	6.375%	7/15/19	18,600	21,926
	Republic of Poland	5.125%	4/21/21	9,500	10,509
	Republic of Poland	5.000%	3/23/22	16,100	17,573
	Republic of South Africa	6.875%	5/27/19	9,150	11,277
	Republic of South Africa	5.500%	3/9/20	17,305	19,879
	State of Israel	5.125%	3/26/19	9,110	10,306
	Statoil ASA	3.125%	8/17/17	6,925	7,469
	Statoil ASA	5.250%	4/15/19	9,575	11,411
	Statoil ASA	3.150%	1/23/22	975	1,018

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Mexican States	5.950%	3/19/19	23,525	28,642
United Mexican States	5.125%	1/15/20	19,625	23,008
United Mexican States	3.625%	3/15/22	10,624	11,227
Total Sovereign Bonds (Cost $802,704)				871,188
Taxable Municipal Bonds (0.2%)
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	2,500	2,637
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	800	898
California Educational Facilities Authority Revenue
(Stanford University)	4.750%	5/1/19	1,800	2,133
California GO	5.950%	4/1/16	2,800	3,194
California GO	6.200%	3/1/19	500	590
California GO	6.200%	10/1/19	3,925	4,623
California GO	6.650%	3/1/22	1,500	1,843
Cornell University New York GO	5.450%	2/1/19	1,350	1,643
Dartmouth College New Hampshire GO	4.750%	6/1/19	1,000	1,180
Emory University Georgia GO	5.625%	9/1/19	1,000	1,233
Howard Hughes Medical Institute Maryland Revenue	3.450%	9/1/14	2,750	2,920
Illinois GO	5.665%	3/1/18	8,500	9,413
Johns Hopkins University Maryland GO	5.250%	7/1/19	1,200	1,445
Kentucky Asset/Liability Commission General Fund
Revenue	3.165%	4/1/18	1,250	1,286
Massachusetts GO	4.200%	12/1/21	3,375	3,840
Partners Healthcare System Massachusetts GO	3.443%	7/1/21	1,325	1,366
8 Wisconsin GO	4.800%	5/1/13	1,350	1,398
Total Taxable Municipal Bonds (Cost $38,445)				41,642

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
9 Vanguard Market Liquidity Fund (Cost $44,386)	0.148%		44,385,857	44,386
Total Investments (99.3%) (Cost $14,321,912)				15,617,475
Other Assets and Liabilities—Net (0.7%)				102,922
Net Assets (100%)				15,720,397

1 Securities with a value of $326,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $86,164,000, representing 0.5% of net assets.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (43.8%)
U.S. Government Securities (40.7%)
	United States Treasury Note/Bond	0.250%	3/31/14	35	35
	United States Treasury Note/Bond	9.875%	11/15/15	30	39
	United States Treasury Note/Bond	2.750%	5/31/17	30	33
	United States Treasury Note/Bond	8.000%	11/15/21	880	1,383
	United States Treasury Note/Bond	2.000%	2/15/22	2,901	3,000
	United States Treasury Note/Bond	1.750%	5/15/22	14,100	14,228
	United States Treasury Note/Bond	7.250%	8/15/22	280	428
	United States Treasury Note/Bond	7.125%	2/15/23	28,980	44,348
	United States Treasury Note/Bond	6.250%	8/15/23	57,370	83,392
	United States Treasury Note/Bond	7.500%	11/15/24	22,090	35,724
	United States Treasury Note/Bond	6.875%	8/15/25	51,975	81,244
	United States Treasury Note/Bond	6.000%	2/15/26	31,280	45,898
	United States Treasury Note/Bond	6.750%	8/15/26	29,460	46,247
	United States Treasury Note/Bond	6.500%	11/15/26	3,300	5,091
	United States Treasury Note/Bond	6.625%	2/15/27	3,325	5,200
	United States Treasury Note/Bond	6.375%	8/15/27	4,220	6,505
	United States Treasury Note/Bond	6.125%	11/15/27	4,105	6,209
	United States Treasury Note/Bond	5.500%	8/15/28	7,205	10,381
	United States Treasury Note/Bond	5.250%	11/15/28	58,005	81,697
	United States Treasury Note/Bond	5.250%	2/15/29	6,290	8,881
	United States Treasury Note/Bond	6.125%	8/15/29	45,665	70,602
	United States Treasury Note/Bond	6.250%	5/15/30	16,780	26,510
	United States Treasury Note/Bond	5.375%	2/15/31	22,160	32,326
	United States Treasury Note/Bond	4.500%	2/15/36	2,745	3,692
	United States Treasury Note/Bond	4.375%	2/15/38	22,888	30,415
	United States Treasury Note/Bond	4.500%	5/15/38	43,950	59,545
	United States Treasury Note/Bond	3.500%	2/15/39	3,695	4,282
	United States Treasury Note/Bond	4.250%	5/15/39	96,753	126,565
	United States Treasury Note/Bond	4.500%	8/15/39	99,271	134,901
	United States Treasury Note/Bond	4.375%	11/15/39	157,225	209,748
	United States Treasury Note/Bond	4.625%	2/15/40	126,001	174,571
	United States Treasury Note/Bond	4.375%	5/15/40	107,828	143,933
	United States Treasury Note/Bond	3.875%	8/15/40	61,790	76,195
	United States Treasury Note/Bond	4.250%	11/15/40	123,775	162,145
	United States Treasury Note/Bond	4.750%	2/15/41	98,360	139,164
	United States Treasury Note/Bond	4.375%	5/15/41	96,125	128,583
	United States Treasury Note/Bond	3.750%	8/15/41	1,045	1,262
	United States Treasury Note/Bond	3.125%	11/15/41	131,005	141,056
	United States Treasury Note/Bond	3.125%	2/15/42	77,485	83,381
	United States Treasury Note/Bond	3.000%	5/15/42	64,415	67,605
					2,296,444
Agency Bonds and Notes (3.1%)
1	Federal Home Loan Banks	5.375%	8/15/24	100	130
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,371
1	Federal Home Loan Banks	5.500%	7/15/36	9,750	13,220
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	11,658
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,015	20,022
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	4,525	6,740
2	Federal National Mortgage Assn.	6.250%	5/15/29	11,720	16,898
2	Federal National Mortgage Assn.	7.125%	1/15/30	9,075	14,274
2	Federal National Mortgage Assn.	7.250%	5/15/30	6,635	10,593
2	Federal National Mortgage Assn.	6.625%	11/15/30	5,920	8,971
2,3	Federal National Mortgage Assn.	6.000%	4/18/36	2,000	2,315
2	Federal National Mortgage Assn.	5.625%	7/15/37	4,575	6,520
2	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,482
	Israel Government AID Bond	5.500%	9/18/23	1,000	1,304
	Israel Government AID Bond	5.500%	12/4/23	5,325	6,921
	Israel Government AID Bond	5.500%	4/26/24	6,000	7,788
	Private Export Funding Corp.	2.450%	7/15/24	1,550	1,534
	Resolution Funding Corp.	8.625%	1/15/21	850	1,298
1	Tennessee Valley Authority	6.750%	11/1/25	5,750	8,399

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Tennessee Valley Authority	7.125%	5/1/30	3,970	6,149
1	Tennessee Valley Authority	4.650%	6/15/35	4,825	5,793
1	Tennessee Valley Authority	5.880%	4/1/36	1,500	2,095
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,413
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,575
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,575
1	Tennessee Valley Authority	5.250%	9/15/39	3,915	5,139
1	Tennessee Valley Authority	4.875%	1/15/48	2,500	3,139
1	Tennessee Valley Authority	5.375%	4/1/56	1,950	2,679
1	Tennessee Valley Authority	4.625%	9/15/60	2,000	2,438

					175,433
Total U.S. Government and Agency Obligations (Cost $2,046,618)					2,471,877
Asset-Backed/Commercial Mortgage-Backed Security (0.1%)
3	PSE&G Transition Funding LLC (Cost $2,500)	6.890%	12/15/17	2,500	2,917
Corporate Bonds (43.2%)
Finance (8.1%)
	Banking (4.2%)
3	Abbey National Capital Trust I	8.963%	12/29/49	2,300	2,204
	American Express Co.	8.150%	3/19/38	2,725	4,272
	Bank of America Corp.	5.875%	2/7/42	5,720	6,256
	Bank of America NA	6.000%	10/15/36	4,225	4,449
	Bank One Corp.	7.750%	7/15/25	2,000	2,500
	Bank One Corp.	7.625%	10/15/26	4,350	5,329
	Bank One Corp.	8.000%	4/29/27	185	236
	BB&T Capital Trust I	5.850%	8/18/35	475	476
	BB&T Capital Trust II	6.750%	6/7/36	3,325	3,331
3	BB&T Capital Trust IV	6.820%	6/12/77	650	651
3,4	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	450	524
	Citigroup Inc.	6.625%	1/15/28	125	140
	Citigroup Inc.	6.625%	6/15/32	3,450	3,605
	Citigroup Inc.	5.875%	2/22/33	1,825	1,784
	Citigroup Inc.	6.000%	10/31/33	3,500	3,509
	Citigroup Inc.	5.850%	12/11/34	2,300	2,440
	Citigroup Inc.	6.125%	8/25/36	4,230	4,145
	Citigroup Inc.	5.875%	5/29/37	1,365	1,489
	Citigroup Inc.	6.875%	3/5/38	7,950	9,659
	Citigroup Inc.	8.125%	7/15/39	5,520	7,568
	Citigroup Inc.	5.875%	1/30/42	4,790	5,239
	Compass Bank	5.900%	4/1/26	255	241
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	4,625	5,011
	Credit Suisse USA Inc.	7.125%	7/15/32	2,900	3,785
	Fifth Third Bancorp	8.250%	3/1/38	3,420	4,647
	Goldman Sachs Capital I	6.345%	2/15/34	7,350	6,927
	Goldman Sachs Group Inc.	5.750%	10/1/16	75	80
	Goldman Sachs Group Inc.	5.950%	1/15/27	4,050	4,054
	Goldman Sachs Group Inc.	6.125%	2/15/33	6,550	6,734
	Goldman Sachs Group Inc.	6.450%	5/1/36	875	845
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,015	13,604
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,300	8,654
	HSBC Bank USA NA	5.875%	11/1/34	4,190	4,425
	HSBC Bank USA NA	5.625%	8/15/35	3,500	3,521
	HSBC Bank USA NA	7.000%	1/15/39	625	727
	HSBC Holdings plc	7.625%	5/17/32	1,050	1,226
	HSBC Holdings plc	7.350%	11/27/32	200	229
	HSBC Holdings plc	6.500%	5/2/36	4,425	4,854
	HSBC Holdings plc	6.500%	9/15/37	5,425	6,034
	HSBC Holdings plc	6.800%	6/1/38	5,590	6,312
	HSBC Holdings plc	6.100%	1/14/42	1,750	2,137
	JPMorgan Chase & Co.	6.400%	5/15/38	8,225	9,902
	JPMorgan Chase & Co.	5.500%	10/15/40	1,250	1,362
	JPMorgan Chase & Co.	5.600%	7/15/41	4,650	5,231

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	JPMorgan Chase & Co.	5.400%	1/6/42	3,155	3,437
	JPMorgan Chase Capital XVII	5.850%	8/1/35	425	425
3	JPMorgan Chase Capital XVIII	6.950%	8/1/66	1,400	1,402
3	JPMorgan Chase Capital XX	6.550%	9/15/66	2,675	2,678
3	JPMorgan Chase Capital XXII	6.450%	1/15/87	3,075	3,076
	JPMorgan Chase Capital XXV	6.800%	10/1/37	3,775	3,776
	JPMorgan Chase Capital XXVII	7.000%	11/1/39	1,800	1,800
	KeyBank NA	6.950%	2/1/28	143	170
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	3,975	3,810
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	4,800	5,488
	Morgan Stanley	6.250%	8/9/26	3,750	3,647
	Morgan Stanley	7.250%	4/1/32	1,925	2,045
	Santander UK plc	7.950%	10/26/29	2,125	2,105
	UBS AG	7.000%	10/15/15	1,000	1,081
	UBS AG	7.375%	6/15/17	550	610
	UBS AG	7.750%	9/1/26	1,000	1,134
	USB Capital XIII Trust	6.625%	12/15/39	1,625	1,633
	Wachovia Bank NA	5.850%	2/1/37	3,875	4,491
	Wachovia Bank NA	6.600%	1/15/38	5,475	6,787
	Wachovia Corp.	6.605%	10/1/25	1,725	2,029
	Wachovia Corp.	7.574%	8/1/26	125	157
	Wachovia Corp.	7.500%	4/15/35	150	190
	Wachovia Corp.	5.500%	8/1/35	5,400	5,730
	Wachovia Corp.	6.550%	10/15/35	125	147
	Wells Fargo & Co.	5.375%	2/7/35	2,450	2,841
	Wells Fargo Bank NA	5.950%	8/26/36	2,355	2,759
3	Wells Fargo Capital X	5.950%	12/1/86	2,525	2,525
	Brokerage (0.0%)
	Jefferies Group Inc.	6.450%	6/8/27	900	860
	Jefferies Group Inc.	6.250%	1/15/36	1,150	1,023
	Finance Companies (1.1%)
	General Electric Capital Corp.	6.750%	3/15/32	23,480	28,933
	General Electric Capital Corp.	6.150%	8/7/37	6,005	7,036
	General Electric Capital Corp.	5.875%	1/14/38	12,475	14,320
	General Electric Capital Corp.	6.875%	1/10/39	6,700	8,596
	SLM Corp.	5.625%	8/1/33	2,450	2,035
	Insurance (2.7%)
	ACE Capital Trust II	9.700%	4/1/30	850	1,162
	ACE INA Holdings Inc.	6.700%	5/15/36	1,000	1,400
	Aetna Inc.	6.625%	6/15/36	2,850	3,625
	Aetna Inc.	6.750%	12/15/37	1,200	1,563
	Aetna Inc.	4.500%	5/15/42	1,450	1,474
	Aflac Inc.	6.900%	12/17/39	575	693
	Aflac Inc.	6.450%	8/15/40	1,450	1,686
	Allstate Corp.	6.125%	12/15/32	1,250	1,483
	Allstate Corp.	5.350%	6/1/33	1,950	2,188
	Allstate Corp.	5.550%	5/9/35	2,000	2,314
	Allstate Corp.	6.900%	5/15/38	300	396
	Allstate Corp.	5.200%	1/15/42	1,075	1,198
3	Allstate Corp.	6.500%	5/15/57	1,500	1,478
3	Allstate Corp.	6.125%	5/15/67	775	756
	American International Group Inc.	6.250%	5/1/36	2,350	2,703
	American International Group Inc.	6.250%	3/15/37	2,850	2,608
4	American International Group Inc.	6.820%	11/15/37	826	974
3	American International Group Inc.	8.175%	5/15/68	10,575	11,381
	Aon Corp.	8.205%	1/1/27	1,275	1,491
	Aon Corp.	6.250%	9/30/40	1,600	1,986
	Arch Capital Group Ltd.	7.350%	5/1/34	625	790
	Assurant Inc.	6.750%	2/15/34	1,200	1,324
	AXA SA	8.600%	12/15/30	4,275	4,577
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,175	3,851
	Chubb Corp.	6.000%	5/11/37	2,075	2,630
	Chubb Corp.	6.500%	5/15/38	1,375	1,871

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Cigna Corp.	7.875%	5/15/27	500	622
	Cigna Corp.	6.150%	11/15/36	525	614
	Cigna Corp.	5.875%	3/15/41	1,810	2,050
	Cigna Corp.	5.375%	2/15/42	2,850	3,024
	Cincinnati Financial Corp.	6.920%	5/15/28	1,200	1,407
	Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,476
	Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,425	1,544
	Genworth Financial Inc.	6.500%	6/15/34	825	724
	Hartford Financial Services Group Inc.	5.950%	10/15/36	450	425
	Hartford Financial Services Group Inc.	6.625%	3/30/40	500	514
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	580
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,620	1,668
	Humana Inc.	8.150%	6/15/38	250	339
	Lincoln National Corp.	6.150%	4/7/36	3,375	3,572
	Lincoln National Corp.	7.000%	6/15/40	1,350	1,573
	Loews Corp.	6.000%	2/1/35	800	914
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,300	1,503
	MetLife Inc.	6.500%	12/15/32	750	938
	MetLife Inc.	6.375%	6/15/34	1,150	1,440
	MetLife Inc.	5.700%	6/15/35	475	560
	MetLife Inc.	5.875%	2/6/41	5,200	6,336
3	MetLife Inc.	6.400%	12/15/66	3,415	3,364
3	MetLife Inc.	10.750%	8/1/69	840	1,168
3	Nationwide Financial Services Inc.	6.750%	5/15/67	1,000	940
	Principal Financial Group Inc.	6.050%	10/15/36	1,025	1,160
	Progressive Corp.	6.625%	3/1/29	1,625	2,060
	Protective Life Corp.	8.450%	10/15/39	900	1,077
	Prudential Financial Inc.	5.750%	7/15/33	150	156
	Prudential Financial Inc.	5.400%	6/13/35	2,320	2,291
	Prudential Financial Inc.	5.900%	3/17/36	1,950	2,037
	Prudential Financial Inc.	5.700%	12/14/36	5,875	5,962
	Prudential Financial Inc.	6.625%	12/1/37	125	142
	Prudential Financial Inc.	6.625%	6/21/40	700	802
	Prudential Financial Inc.	5.625%	5/12/41	125	128
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,015	2,333
	Swiss Re Solutions Holding Corp.	7.750%	6/15/30	695	864
	Transatlantic Holdings Inc.	8.000%	11/30/39	800	945
	Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,328
	Travelers Cos. Inc.	6.250%	6/15/37	1,825	2,350
	Travelers Cos. Inc.	5.350%	11/1/40	2,175	2,608
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,900
	UnitedHealth Group Inc.	5.800%	3/15/36	1,510	1,846
	UnitedHealth Group Inc.	6.500%	6/15/37	890	1,177
	UnitedHealth Group Inc.	6.625%	11/15/37	575	772
	UnitedHealth Group Inc.	6.875%	2/15/38	5,375	7,414
	UnitedHealth Group Inc.	5.950%	2/15/41	750	955
	UnitedHealth Group Inc.	4.625%	11/15/41	2,375	2,535
	UnitedHealth Group Inc.	4.375%	3/15/42	1,500	1,559
	Validus Holdings Ltd.	8.875%	1/26/40	590	668
	WellPoint Inc.	5.950%	12/15/34	3,265	3,828
	WellPoint Inc.	5.850%	1/15/36	2,475	2,894
	WellPoint Inc.	6.375%	6/15/37	120	151
	WellPoint Inc.	5.800%	8/15/40	700	833
	WellPoint Inc.	4.625%	5/15/42	1,950	2,023
	XL Group plc	6.375%	11/15/24	1,150	1,278
	XL Group plc	6.250%	5/15/27	625	692
	Real Estate Investment Trusts (0.1%)
	Boston Properties LP	3.850%	2/1/23	1,875	1,896
	HCP Inc.	6.750%	2/1/41	775	940
	Health Care REIT Inc.	6.500%	3/15/41	900	952
	Realty Income Corp.	5.875%	3/15/35	1,120	1,190
	Simon Property Group LP	6.750%	2/1/40	1,350	1,703
	Simon Property Group LP	4.750%	3/15/42	2,100	2,106

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
				459,576
Industrial (27.5%)
Basic Industry (2.4%)
Agrium Inc.	6.125%	1/15/41	1,500	1,859
Alcoa Inc.	5.900%	2/1/27	3,175	3,144
Alcoa Inc.	6.750%	1/15/28	1,225	1,298
Alcoa Inc.	5.950%	2/1/37	400	386
AngloGold Ashanti Holdings plc	6.500%	4/15/40	950	928
ArcelorMittal	7.000%	10/15/39	5,900	5,726
ArcelorMittal	6.750%	3/1/41	2,065	1,895
Barrick Gold Corp.	5.250%	4/1/42	2,050	2,193
Barrick North America Finance LLC	7.500%	9/15/38	1,225	1,615
Barrick North America Finance LLC	5.700%	5/30/41	1,875	2,109
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,820	2,091
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	661
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,035	3,156
Cliffs Natural Resources Inc.	6.250%	10/1/40	2,650	2,599
Dow Chemical Co.	7.375%	11/1/29	2,300	3,075
Dow Chemical Co.	9.400%	5/15/39	2,225	3,550
Dow Chemical Co.	5.250%	11/15/41	3,025	3,333
Eastman Chemical Co.	3.600%	8/15/22	3,725	3,798
Eastman Chemical Co.	4.800%	9/1/42	1,150	1,166
Ecolab Inc.	5.500%	12/8/41	1,840	2,192
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,557
EI du Pont de Nemours & Co.	4.900%	1/15/41	1,925	2,250
4 Georgia-Pacific LLC	5.400%	11/1/20	5,000	5,739
International Paper Co.	8.700%	6/15/38	1,020	1,423
International Paper Co.	7.300%	11/15/39	1,890	2,369
International Paper Co.	6.000%	11/15/41	2,400	2,692
Kinross Gold Corp.	6.875%	9/1/41	820	855
Lubrizol Corp.	6.500%	10/1/34	350	459
Monsanto Co.	5.500%	8/15/25	1,350	1,680
Monsanto Co.	5.875%	4/15/38	1,350	1,783
Mosaic Co.	4.875%	11/15/41	480	513
Newmont Mining Corp.	5.875%	4/1/35	1,360	1,455
Newmont Mining Corp.	6.250%	10/1/39	3,610	4,097
Newmont Mining Corp.	4.875%	3/15/42	1,700	1,647
Nucor Corp.	4.125%	9/15/22	2,000	2,239
Nucor Corp.	6.400%	12/1/37	575	783
Placer Dome Inc.	6.450%	10/15/35	700	813
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,465	1,825
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	1,050	1,305
PPG Industries Inc.	7.700%	3/15/38	650	950
PPG Industries Inc.	5.500%	11/15/40	800	940
Reliance Steel & Aluminum Co.	6.850%	11/15/36	350	374
Rio Tinto Alcan Inc.	5.750%	6/1/35	4,800	5,715
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,725	6,599
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,050	1,235
Rio Tinto Finance USA plc	4.750%	3/22/42	250	277
Rohm & Haas Co.	7.850%	7/15/29	2,500	3,296
Southern Copper Corp.	7.500%	7/27/35	3,600	4,172
Southern Copper Corp.	6.750%	4/16/40	1,960	2,098
Syngenta Finance NV	4.375%	3/28/42	650	704
Teck Resources Ltd.	6.125%	10/1/35	1,500	1,570
Teck Resources Ltd.	6.000%	8/15/40	1,525	1,607
Teck Resources Ltd.	6.250%	7/15/41	2,550	2,867
Teck Resources Ltd.	5.200%	3/1/42	2,270	2,165
Vale Canada Ltd.	7.200%	9/15/32	1,050	1,201
Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,574
Vale Overseas Ltd.	6.875%	11/21/36	6,855	8,055
Vale Overseas Ltd.	6.875%	11/10/39	5,955	7,053
Capital Goods (2.1%)
3M Co.	6.375%	2/15/28	500	678

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	3M Co.	5.700%	3/15/37	2,050	2,788
	ABB Finance USA Inc.	4.375%	5/8/42	1,300	1,380
4	ADT Corp.	3.500%	7/15/22	2,200	2,191
4	ADT Corp.	4.875%	7/15/42	1,850	1,815
	Boeing Co.	8.750%	9/15/31	850	1,324
	Boeing Co.	6.125%	2/15/33	925	1,205
	Boeing Co.	6.625%	2/15/38	1,050	1,480
	Boeing Co.	6.875%	3/15/39	250	364
	Boeing Co.	5.875%	2/15/40	1,225	1,618
	Caterpillar Inc.	6.625%	7/15/28	1,575	2,093
	Caterpillar Inc.	7.300%	5/1/31	1,200	1,734
	Caterpillar Inc.	6.050%	8/15/36	2,225	2,913
	Caterpillar Inc.	5.200%	5/27/41	3,385	4,082
	Caterpillar Inc.	6.950%	5/1/42	1,425	2,065
	Deere & Co.	5.375%	10/16/29	1,975	2,499
	Deere & Co.	8.100%	5/15/30	1,000	1,488
	Deere & Co.	7.125%	3/3/31	200	287
	Deere & Co.	3.900%	6/9/42	950	949
	Dover Corp.	5.375%	10/15/35	350	421
	Dover Corp.	6.600%	3/15/38	800	1,123
	Dover Corp.	5.375%	3/1/41	900	1,101
	Emerson Electric Co.	6.000%	8/15/32	400	525
	Emerson Electric Co.	6.125%	4/15/39	825	1,138
	Emerson Electric Co.	5.250%	11/15/39	175	217
	Goodrich Corp.	6.800%	7/1/36	1,000	1,351
	Honeywell International Inc.	5.700%	3/15/36	775	983
	Honeywell International Inc.	5.700%	3/15/37	1,425	1,830
	Honeywell International Inc.	5.375%	3/1/41	1,920	2,438
4	Illinois Tool Works Inc.	4.875%	9/15/41	1,600	1,842
	John Deere Capital Corp.	2.800%	1/27/23	2,900	2,885
	Legrand France SA	8.500%	2/15/25	825	1,054
	Lockheed Martin Corp.	6.150%	9/1/36	6,210	7,770
	Lockheed Martin Corp.	5.500%	11/15/39	1,200	1,404
	Lockheed Martin Corp.	5.720%	6/1/40	189	227
	Lockheed Martin Corp.	4.850%	9/15/41	1,000	1,087
	Northrop Grumman Corp.	5.050%	11/15/40	1,950	2,206
	Northrop Grumman Systems Corp.	7.750%	2/15/31	1,115	1,614
	Owens Corning	7.000%	12/1/36	2,800	3,007
	Parker Hannifin Corp.	3.500%	9/15/22	100	106
	Parker Hannifin Corp.	6.250%	5/15/38	1,295	1,764
	Raytheon Co.	7.200%	8/15/27	400	561
	Raytheon Co.	4.875%	10/15/40	1,300	1,468
	Raytheon Co.	4.700%	12/15/41	1,775	1,973
	Republic Services Inc.	6.086%	3/15/35	225	265
	Republic Services Inc.	6.200%	3/1/40	2,835	3,408
	Republic Services Inc.	5.700%	5/15/41	3,300	3,788
	Rockwell Automation Inc.	6.700%	1/15/28	300	397
	Rockwell Automation Inc.	6.250%	12/1/37	1,100	1,482
	Sonoco Products Co.	5.750%	11/1/40	1,950	2,192
	Stanley Black & Decker Inc.	5.200%	9/1/40	700	788
	Tyco International Finance SA	4.625%	1/15/23	600	672
	United Technologies Corp.	6.700%	8/1/28	250	328
	United Technologies Corp.	7.500%	9/15/29	1,875	2,661
	United Technologies Corp.	5.400%	5/1/35	1,775	2,111
	United Technologies Corp.	6.050%	6/1/36	975	1,250
	United Technologies Corp.	6.125%	7/15/38	1,700	2,227
	United Technologies Corp.	5.700%	4/15/40	3,985	5,019
	United Technologies Corp.	4.500%	6/1/42	8,350	9,132
	Waste Management Inc.	7.100%	8/1/26	850	1,121
	Waste Management Inc.	7.000%	7/15/28	3,095	3,987
	Waste Management Inc.	7.750%	5/15/32	975	1,365
	Waste Management Inc.	6.125%	11/30/39	545	675

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Communication (6.7%)
Alltel Corp.	7.875%	7/1/32	2,275	3,417
America Movil SAB de CV	6.375%	3/1/35	2,810	3,495
America Movil SAB de CV	6.125%	11/15/37	1,200	1,457
America Movil SAB de CV	6.125%	3/30/40	5,670	6,978
Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	1,157
AT&T Corp.	6.500%	3/15/29	1,775	2,136
AT&T Corp.	8.000%	11/15/31	4,115	6,093
AT&T Inc.	6.450%	6/15/34	5,250	6,464
AT&T Inc.	6.150%	9/15/34	3,000	3,599
AT&T Inc.	6.800%	5/15/36	120	156
AT&T Inc.	6.500%	9/1/37	5,550	7,041
AT&T Inc.	6.300%	1/15/38	10,460	13,055
AT&T Inc.	6.400%	5/15/38	1,825	2,292
AT&T Inc.	6.550%	2/15/39	4,000	5,151
AT&T Inc.	5.350%	9/1/40	8,706	10,044
AT&T Inc.	5.550%	8/15/41	5,350	6,391
AT&T Mobility LLC	7.125%	12/15/31	2,425	3,198
Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,250	5,584
BellSouth Corp.	6.875%	10/15/31	1,675	2,032
BellSouth Corp.	6.550%	6/15/34	2,525	2,967
BellSouth Corp.	6.000%	11/15/34	1,480	1,641
BellSouth Telecommunications Inc.	6.375%	6/1/28	3,140	3,704
BellSouth Telecommunications Inc.	0.000%	12/15/95	585	568
British Telecommunications plc	9.625%	12/15/30	6,900	10,387
CBS Corp.	7.875%	7/30/30	4,565	5,872
CBS Corp.	5.500%	5/15/33	225	237
CBS Corp.	5.900%	10/15/40	600	671
CBS Corp.	4.850%	7/1/42	800	789
CenturyLink Inc.	6.875%	1/15/28	550	546
CenturyLink Inc.	7.600%	9/15/39	5,090	4,929
CenturyLink Inc.	7.650%	3/15/42	1,450	1,408
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	3,198	4,649
Comcast Corp.	3.125%	7/15/22	2,700	2,715
Comcast Corp.	7.050%	3/15/33	700	879
Comcast Corp.	5.650%	6/15/35	5,200	5,774
Comcast Corp.	6.500%	11/15/35	7,415	9,033
Comcast Corp.	6.450%	3/15/37	3,175	3,866
Comcast Corp.	6.950%	8/15/37	4,185	5,353
Comcast Corp.	6.400%	5/15/38	4,150	5,044
Comcast Corp.	4.650%	7/15/42	2,550	2,547
Deutsche Telekom International Finance BV	8.750%	6/15/30	10,725	14,901
Deutsche Telekom International Finance BV	9.250%	6/1/32	255	374
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	2,935	3,404
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.000%	8/15/40	2,700	2,997
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	2,200	2,565
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.150%	3/15/42	3,400	3,411
Discovery Communications LLC	6.350%	6/1/40	1,600	1,965
Discovery Communications LLC	4.950%	5/15/42	1,425	1,489
Embarq Corp.	7.995%	6/1/36	4,020	4,188
France Telecom SA	8.500%	3/1/31	6,590	9,198
France Telecom SA	5.375%	1/13/42	2,125	2,265
Grupo Televisa SAB	6.625%	3/18/25	1,600	1,970
Grupo Televisa SAB	8.500%	3/11/32	250	345
Grupo Televisa SAB	6.625%	1/15/40	2,035	2,493
GTE Corp.	6.940%	4/15/28	2,675	3,402
Koninklijke KPN NV	8.375%	10/1/30	2,375	3,042
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,322
NBCUniversal Media LLC	6.400%	4/30/40	3,795	4,609
NBCUniversal Media LLC	5.950%	4/1/41	2,900	3,428
New Cingular Wireless Services Inc.	8.750%	3/1/31	2,315	3,512
News America Inc.	6.550%	3/15/33	225	254
News America Inc.	6.200%	12/15/34	6,790	7,705

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
News America Inc.	6.400%	12/15/35	7,405	8,548
News America Inc.	8.150%	10/17/36	1,225	1,514
News America Inc.	7.850%	3/1/39	825	1,053
News America Inc.	6.900%	8/15/39	2,575	3,060
News America Inc.	6.150%	2/15/41	1,850	2,173
News America Inc.	7.750%	12/1/45	1,395	1,699
Pacific Bell Telephone Co.	7.125%	3/15/26	572	750
Qwest Capital Funding Inc.	6.875%	7/15/28	500	487
Qwest Corp.	7.500%	6/15/23	2,350	2,356
Qwest Corp.	7.200%	11/10/26	200	203
Qwest Corp.	6.875%	9/15/33	3,850	3,811
Rogers Communications Inc.	7.500%	8/15/38	1,575	2,221
TCI Communications Inc.	7.875%	2/15/26	2,200	2,987
TCI Communications Inc.	7.125%	2/15/28	220	275
Telecom Italia Capital SA	6.375%	11/15/33	3,025	2,397
Telecom Italia Capital SA	6.000%	9/30/34	2,050	1,547
Telecom Italia Capital SA	7.200%	7/18/36	1,785	1,500
Telecom Italia Capital SA	7.721%	6/4/38	3,650	3,185
Telefonica Emisiones SAU	7.045%	6/20/36	5,250	4,619
Telefonica Europe BV	8.250%	9/15/30	2,500	2,443
Thomson Reuters Corp.	5.500%	8/15/35	900	1,009
Thomson Reuters Corp.	5.850%	4/15/40	1,500	1,768
Time Warner Cable Inc.	6.550%	5/1/37	3,785	4,524
Time Warner Cable Inc.	7.300%	7/1/38	2,075	2,675
Time Warner Cable Inc.	6.750%	6/15/39	4,275	5,231
Time Warner Cable Inc.	5.875%	11/15/40	5,250	5,884
Time Warner Cable Inc.	5.500%	9/1/41	2,475	2,697
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,003	4,031
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,950	2,608
United States Cellular Corp.	6.700%	12/15/33	1,610	1,667
Verizon Communications Inc.	5.850%	9/15/35	3,575	4,369
Verizon Communications Inc.	6.250%	4/1/37	2,825	3,601
Verizon Communications Inc.	6.400%	2/15/38	10,230	13,311
Verizon Communications Inc.	6.900%	4/15/38	3,000	4,119
Verizon Communications Inc.	8.950%	3/1/39	1,120	1,858
Verizon Communications Inc.	7.350%	4/1/39	1,950	2,784
Verizon Communications Inc.	6.000%	4/1/41	1,675	2,122
Verizon Communications Inc.	4.750%	11/1/41	800	878
Verizon Global Funding Corp.	7.750%	12/1/30	7,550	10,678
Verizon Maryland Inc.	5.125%	6/15/33	500	517
Verizon New England Inc.	7.875%	11/15/29	490	601
Verizon New York Inc.	7.375%	4/1/32	650	805
Vodafone Group plc	7.875%	2/15/30	1,000	1,424
Vodafone Group plc	6.250%	11/30/32	200	250
Vodafone Group plc	6.150%	2/27/37	6,150	7,943
Consumer Cyclical (3.7%)
CVS Caremark Corp.	6.250%	6/1/27	3,700	4,595
CVS Caremark Corp.	6.125%	9/15/39	4,125	5,112
CVS Caremark Corp.	5.750%	5/15/41	1,325	1,577
Daimler Finance North America LLC	8.500%	1/18/31	3,215	4,902
Darden Restaurants Inc.	6.800%	10/15/37	1,750	2,071
Ford Motor Co.	6.625%	10/1/28	1,625	1,869
Ford Motor Co.	6.375%	2/1/29	325	365
Ford Motor Co.	7.450%	7/16/31	7,425	9,291
Historic TW Inc.	9.150%	2/1/23	1,230	1,694
Historic TW Inc.	6.625%	5/15/29	6,975	8,391
Home Depot Inc.	5.875%	12/16/36	7,950	10,177
Home Depot Inc.	5.400%	9/15/40	1,325	1,604
Home Depot Inc.	5.950%	4/1/41	2,600	3,382
Johnson Controls Inc.	6.000%	1/15/36	475	570
Johnson Controls Inc.	5.700%	3/1/41	1,100	1,302
Johnson Controls Inc.	5.250%	12/1/41	635	707
Kohl's Corp.	6.000%	1/15/33	400	449

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kohl's Corp.	6.875%	12/15/37	1,795	2,277
	Lowe's Cos. Inc.	6.875%	2/15/28	550	714
	Lowe's Cos. Inc.	6.500%	3/15/29	1,800	2,274
	Lowe's Cos. Inc.	5.800%	10/15/36	2,250	2,729
	Lowe's Cos. Inc.	6.650%	9/15/37	100	134
	Lowe's Cos. Inc.	5.800%	4/15/40	2,175	2,661
	Lowe's Cos. Inc.	5.125%	11/15/41	750	848
	Lowe's Cos. Inc.	4.650%	4/15/42	2,010	2,132
	Macy's Retail Holdings Inc.	6.900%	4/1/29	3,050	3,606
	Macy's Retail Holdings Inc.	6.375%	3/15/37	3,100	3,702
	McDonald's Corp.	6.300%	10/15/37	1,750	2,449
	McDonald's Corp.	6.300%	3/1/38	2,875	4,021
	McDonald's Corp.	5.700%	2/1/39	1,250	1,629
	McDonald's Corp.	3.700%	2/15/42	1,325	1,310
	Nordstrom Inc.	6.950%	3/15/28	300	392
	Nordstrom Inc.	7.000%	1/15/38	1,200	1,669
4	QVC Inc.	5.125%	7/2/22	1,200	1,230
	Target Corp.	7.000%	7/15/31	1,800	2,465
	Target Corp.	6.350%	11/1/32	3,825	5,037
	Target Corp.	6.500%	10/15/37	6,900	9,241
	Target Corp.	7.000%	1/15/38	2,625	3,708
	Time Warner Cos. Inc.	7.570%	2/1/24	500	642
	Time Warner Cos. Inc.	6.950%	1/15/28	1,000	1,221
	Time Warner Inc.	7.625%	4/15/31	6,075	7,863
	Time Warner Inc.	7.700%	5/1/32	2,465	3,226
	Time Warner Inc.	6.200%	3/15/40	2,350	2,713
	Time Warner Inc.	6.100%	7/15/40	2,535	2,912
	Time Warner Inc.	6.250%	3/29/41	2,925	3,406
	Time Warner Inc.	5.375%	10/15/41	2,350	2,500
	Time Warner Inc.	4.900%	6/15/42	625	635
	VF Corp.	6.450%	11/1/37	1,500	1,976
	Viacom Inc.	6.875%	4/30/36	5,835	7,564
	Viacom Inc.	4.500%	2/27/42	925	907
	Wal-Mart Stores Inc.	5.875%	4/5/27	4,562	5,820
	Wal-Mart Stores Inc.	7.550%	2/15/30	5,425	8,098
	Wal-Mart Stores Inc.	5.250%	9/1/35	5,475	6,592
	Wal-Mart Stores Inc.	6.500%	8/15/37	7,725	10,855
	Wal-Mart Stores Inc.	6.200%	4/15/38	4,555	6,218
	Wal-Mart Stores Inc.	5.625%	4/1/40	1,055	1,353
	Wal-Mart Stores Inc.	4.875%	7/8/40	4,150	4,905
	Wal-Mart Stores Inc.	5.000%	10/25/40	1,300	1,553
	Wal-Mart Stores Inc.	5.625%	4/15/41	4,350	5,647
	Walt Disney Co.	7.000%	3/1/32	1,450	2,085
	Walt Disney Co.	4.375%	8/16/41	225	250
	Walt Disney Co.	4.125%	12/1/41	2,075	2,235
	Western Union Co.	6.200%	11/17/36	1,950	2,071
	Western Union Co.	6.200%	6/21/40	325	350
	Yum! Brands Inc.	6.875%	11/15/37	1,400	1,845
	Consumer Noncyclical (5.7%)
	Abbott Laboratories	6.150%	11/30/37	2,225	2,969
	Abbott Laboratories	6.000%	4/1/39	2,050	2,722
	Abbott Laboratories	5.300%	5/27/40	4,100	5,020
	Ahold Finance USA LLC	6.875%	5/1/29	725	904
	Altria Group Inc.	9.950%	11/10/38	4,950	7,836
	Altria Group Inc.	10.200%	2/6/39	3,725	6,026
	Amgen Inc.	6.375%	6/1/37	2,525	2,987
	Amgen Inc.	6.900%	6/1/38	250	316
	Amgen Inc.	6.400%	2/1/39	5,375	6,418
	Amgen Inc.	5.750%	3/15/40	950	1,060
	Amgen Inc.	4.950%	10/1/41	2,210	2,268
	Amgen Inc.	5.150%	11/15/41	3,390	3,552
	Amgen Inc.	5.650%	6/15/42	3,085	3,445
	Amgen Inc.	5.375%	5/15/43	2,975	3,227

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Anheuser-Busch Cos. LLC	6.800%	8/20/32	1,875	2,532
	Anheuser-Busch Cos. LLC	5.950%	1/15/33	650	810
	Anheuser-Busch Cos. LLC	5.750%	4/1/36	1,575	1,928
	Anheuser-Busch Cos. LLC	6.450%	9/1/37	650	879
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,225	6,721
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	125	195
	Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,225	3,022
	Archer-Daniels-Midland Co.	5.935%	10/1/32	255	320
	Archer-Daniels-Midland Co.	5.375%	9/15/35	3,850	4,527
	Archer-Daniels-Midland Co.	5.765%	3/1/41	2,400	3,059
	Archer-Daniels-Midland Co.	4.535%	3/26/42	335	362
	AstraZeneca plc	6.450%	9/15/37	7,725	10,488
	Baptist Health South Florida Obligated Group	4.590%	8/15/21	550	619
	Baxter International Inc.	6.250%	12/1/37	800	1,098
	Beam Inc.	5.875%	1/15/36	175	200
	Becton Dickinson & Co.	5.000%	11/12/40	400	464
	Becton Dickinson & Co.	6.000%	5/15/39	1,000	1,311
	Boston Scientific Corp.	7.000%	11/15/35	575	718
	Boston Scientific Corp.	7.375%	1/15/40	1,150	1,579
	Bristol-Myers Squibb Co.	7.150%	6/15/23	1,300	1,768
	Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,240
	Bristol-Myers Squibb Co.	5.875%	11/15/36	1,802	2,334
	Bristol-Myers Squibb Co.	6.125%	5/1/38	1,850	2,475
	Bristol-Myers Squibb Co.	6.875%	8/1/97	200	287
	Celgene Corp.	5.700%	10/15/40	600	671
	ConAgra Foods Inc.	7.125%	10/1/26	150	187
	ConAgra Foods Inc.	7.000%	10/1/28	175	215
	ConAgra Foods Inc.	8.250%	9/15/30	1,650	2,211
	Covidien International Finance SA	6.550%	10/15/37	2,975	4,076
	CR Bard Inc.	6.700%	12/1/26	500	673
	Delhaize Group SA	5.700%	10/1/40	2,739	2,333
	Diageo Capital plc	5.875%	9/30/36	750	949
	Diageo Investment Corp.	7.450%	4/15/35	1,750	2,613
	Diageo Investment Corp.	4.250%	5/11/42	1,325	1,404
	Dr Pepper Snapple Group Inc.	7.450%	5/1/38	760	1,091
	Eli Lilly & Co.	7.125%	6/1/25	1,100	1,546
	Eli Lilly & Co.	5.500%	3/15/27	5,300	6,649
	Eli Lilly & Co.	5.550%	3/15/37	750	960
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,300
4	Express Scripts Holding Co.	6.125%	11/15/41	1,825	2,190
	Genentech Inc.	5.250%	7/15/35	2,000	2,360
	General Mills Inc.	5.400%	6/15/40	2,000	2,377
	Gilead Sciences Inc.	5.650%	12/1/41	2,745	3,181
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	2,233
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	7,019	9,622
	Hasbro Inc.	6.350%	3/15/40	1,829	2,123
	HJ Heinz Finance Co.	6.750%	3/15/32	1,125	1,408
	Hospira Inc.	5.600%	9/15/40	725	752
	Ingredion Inc.	6.625%	4/15/37	575	701
	Johnson & Johnson	6.950%	9/1/29	2,125	3,067
	Johnson & Johnson	4.950%	5/15/33	2,125	2,577
	Johnson & Johnson	5.950%	8/15/37	1,230	1,707
	Johnson & Johnson	5.850%	7/15/38	1,525	2,110
	Johnson & Johnson	4.500%	9/1/40	1,775	2,076
	Johnson & Johnson	4.850%	5/15/41	775	952
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,475	1,624
	Kellogg Co.	7.450%	4/1/31	2,350	3,217
	Kimberly-Clark Corp.	6.625%	8/1/37	2,975	4,269
	Kimberly-Clark Corp.	5.300%	3/1/41	690	879
	Koninklijke Philips Electronics NV	6.875%	3/11/38	2,655	3,507
	Koninklijke Philips Electronics NV	5.000%	3/15/42	1,000	1,082
4	Kraft Foods Group Inc.	5.000%	6/4/42	5,250	5,534
	Kraft Foods Inc.	6.500%	11/1/31	2,450	3,012
	Kraft Foods Inc.	7.000%	8/11/37	3,170	4,168

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kraft Foods Inc.	6.875%	2/1/38	2,605	3,400
Kraft Foods Inc.	6.875%	1/26/39	535	692
Kraft Foods Inc.	6.500%	2/9/40	8,900	11,456
Kroger Co.	7.700%	6/1/29	375	495
Kroger Co.	8.000%	9/15/29	1,925	2,546
Kroger Co.	7.500%	4/1/31	2,000	2,619
Kroger Co.	6.900%	4/15/38	400	491
Kroger Co.	5.400%	7/15/40	750	795
Kroger Co.	5.000%	4/15/42	900	893
Lorillard Tobacco Co.	7.000%	8/4/41	955	1,037
Mattel Inc.	5.450%	11/1/41	925	1,012
McKesson Corp.	6.000%	3/1/41	1,550	2,043
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,085	1,358
Medtronic Inc.	6.500%	3/15/39	600	846
Medtronic Inc.	5.550%	3/15/40	1,025	1,293
Medtronic Inc.	4.500%	3/15/42	1,050	1,154
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	975	1,118
Merck & Co. Inc.	6.300%	1/1/26	500	654
Merck & Co. Inc.	6.400%	3/1/28	2,200	2,995
Merck & Co. Inc.	5.950%	12/1/28	1,050	1,379
Merck & Co. Inc.	6.500%	12/1/33	1,320	1,865
Merck & Co. Inc.	5.750%	11/15/36	700	929
Merck & Co. Inc.	6.550%	9/15/37	3,955	5,689
Merck & Co. Inc.	5.850%	6/30/39	3,325	4,516
Molson Coors Brewing Co.	5.000%	5/1/42	2,900	3,105
Pepsi Bottling Group Inc.	7.000%	3/1/29	4,075	5,616
PepsiCo Inc.	5.500%	1/15/40	1,125	1,396
PepsiCo Inc.	4.875%	11/1/40	3,615	4,228
PepsiCo Inc.	4.000%	3/5/42	1,970	2,032
Pfizer Inc.	7.200%	3/15/39	4,865	7,401
Pharmacia Corp.	6.600%	12/1/28	1,050	1,418
Philip Morris International Inc.	6.375%	5/16/38	3,890	5,196
Philip Morris International Inc.	4.375%	11/15/41	2,350	2,432
Philip Morris International Inc.	4.500%	3/20/42	1,875	1,987
Procter & Gamble Co.	6.450%	1/15/26	1,100	1,497
Procter & Gamble Co.	5.800%	8/15/34	100	134
Procter & Gamble Co.	5.550%	3/5/37	6,150	8,218
Quest Diagnostics Inc.	6.950%	7/1/37	965	1,235
Quest Diagnostics Inc.	5.750%	1/30/40	1,000	1,146
Ralcorp Holdings Inc.	6.625%	8/15/39	1,835	1,889
Reynolds American Inc.	7.250%	6/15/37	600	732
Safeway Inc.	7.250%	2/1/31	1,761	1,901
Sysco Corp.	5.375%	9/21/35	1,575	1,971
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,225	2,891
Unilever Capital Corp.	5.900%	11/15/32	3,425	4,745
Wyeth LLC	6.450%	2/1/24	2,725	3,664
Wyeth LLC	6.500%	2/1/34	310	424
Wyeth LLC	6.000%	2/15/36	2,850	3,714
Wyeth LLC	5.950%	4/1/37	7,635	10,013
Zimmer Holdings Inc.	5.750%	11/30/39	1,100	1,343
Energy (4.1%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,184
Anadarko Finance Co.	7.500%	5/1/31	2,485	3,156
Anadarko Petroleum Corp.	6.450%	9/15/36	6,700	7,675
Anadarko Petroleum Corp.	7.950%	6/15/39	50	65
Anadarko Petroleum Corp.	6.200%	3/15/40	1,575	1,788
Apache Corp.	6.000%	1/15/37	2,200	2,784
Apache Corp.	5.100%	9/1/40	2,850	3,272
Apache Corp.	5.250%	2/1/42	3,050	3,591
Apache Corp.	4.750%	4/15/43	3,825	4,252
Apache Finance Canada Corp.	7.750%	12/15/29	650	955
Baker Hughes Inc.	6.875%	1/15/29	1,000	1,346
Baker Hughes Inc.	5.125%	9/15/40	3,215	3,764

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Burlington Resources Finance Co.	7.200%	8/15/31	1,050	1,475
	Burlington Resources Finance Co.	7.400%	12/1/31	1,675	2,371
	Cameron International Corp.	5.950%	6/1/41	1,400	1,591
	Canadian Natural Resources Ltd.	7.200%	1/15/32	1,400	1,838
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,175	1,428
	Canadian Natural Resources Ltd.	6.500%	2/15/37	2,315	2,861
	Canadian Natural Resources Ltd.	6.250%	3/15/38	3,465	4,292
	Cenovus Energy Inc.	6.750%	11/15/39	3,980	4,937
	Conoco Funding Co.	7.250%	10/15/31	195	282
	ConocoPhillips	5.900%	10/15/32	2,750	3,494
	ConocoPhillips	5.900%	5/15/38	2,425	3,164
	ConocoPhillips	6.500%	2/1/39	2,050	2,851
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	2,250	2,827
	ConocoPhillips Holding Co.	6.950%	4/15/29	1,975	2,706
	Devon Energy Corp.	7.950%	4/15/32	535	768
	Devon Energy Corp.	5.600%	7/15/41	4,610	5,354
	Devon Energy Corp.	4.750%	5/15/42	500	525
	Devon Financing Corp. ULC	7.875%	9/30/31	5,690	8,146
	Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,075	1,273
	Encana Corp.	6.500%	8/15/34	5,150	5,645
	Encana Corp.	6.625%	8/15/37	1,175	1,330
	Encana Corp.	6.500%	2/1/38	500	557
	Encana Corp.	5.150%	11/15/41	1,160	1,118
	Eni USA Inc.	7.300%	11/15/27	600	797
	Global Marine Inc.	7.000%	6/1/28	800	856
	Halliburton Co.	6.700%	9/15/38	5,350	7,358
	Halliburton Co.	4.500%	11/15/41	1,000	1,052
	Hess Corp.	7.875%	10/1/29	2,625	3,472
	Hess Corp.	7.300%	8/15/31	770	981
	Hess Corp.	7.125%	3/15/33	925	1,162
	Hess Corp.	6.000%	1/15/40	2,290	2,557
	Hess Corp.	5.600%	2/15/41	4,300	4,563
	Husky Energy Inc.	6.800%	9/15/37	1,475	1,834
	Kerr-McGee Corp.	6.950%	7/1/24	2,197	2,712
	Kerr-McGee Corp.	7.875%	9/15/31	500	643
	Marathon Oil Corp.	6.800%	3/15/32	750	951
	Marathon Oil Corp.	6.600%	10/1/37	2,400	2,988
	Marathon Petroleum Corp.	6.500%	3/1/41	3,000	3,403
	Murphy Oil Corp.	7.050%	5/1/29	2,500	2,974
	Nexen Inc.	7.875%	3/15/32	1,800	2,250
	Nexen Inc.	5.875%	3/10/35	1,850	1,927
	Nexen Inc.	6.400%	5/15/37	3,365	3,588
	Nexen Inc.	7.500%	7/30/39	1,525	1,795
	Noble Energy Inc.	8.000%	4/1/27	775	1,038
	Noble Energy Inc.	6.000%	3/1/41	1,950	2,207
	Noble Holding International Ltd.	6.200%	8/1/40	1,900	2,119
	Noble Holding International Ltd.	5.250%	3/15/42	1,900	1,875
	Occidental Petroleum Corp.	2.700%	2/15/23	2,675	2,692
	Petro-Canada	7.875%	6/15/26	150	210
	Petro-Canada	7.000%	11/15/28	250	311
	Petro-Canada	5.350%	7/15/33	1,650	1,761
	Petro-Canada	5.950%	5/15/35	2,580	2,893
	Petro-Canada	6.800%	5/15/38	2,675	3,343
4	Phillips 66	5.875%	5/1/42	4,300	4,568
	Pioneer Natural Resources Co.	3.950%	7/15/22	2,375	2,375
	Pride International Inc.	7.875%	8/15/40	1,500	2,119
	Shell International Finance BV	6.375%	12/15/38	6,440	9,125
	Shell International Finance BV	5.500%	3/25/40	2,950	3,836
	Suncor Energy Inc.	7.150%	2/1/32	800	1,025
	Suncor Energy Inc.	5.950%	12/1/34	1,080	1,242
	Suncor Energy Inc.	6.500%	6/15/38	4,925	5,986
	Talisman Energy Inc.	7.250%	10/15/27	450	570
	Talisman Energy Inc.	5.850%	2/1/37	3,200	3,405
	Talisman Energy Inc.	6.250%	2/1/38	1,500	1,634

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Tosco Corp.	7.800%	1/1/27	105	150
	Tosco Corp.	8.125%	2/15/30	7,500	11,336
	Total Capital SA	4.450%	6/24/20	1,000	1,140
	Transocean Inc.	6.500%	11/15/20	225	255
	Transocean Inc.	7.500%	4/15/31	1,525	1,790
	Transocean Inc.	6.800%	3/15/38	2,900	3,273
	Transocean Inc.	7.350%	12/15/41	1,080	1,307
	Valero Energy Corp.	7.500%	4/15/32	1,771	2,054
	Valero Energy Corp.	6.625%	6/15/37	5,075	5,647
	Weatherford International Inc.	6.800%	6/15/37	2,900	3,260
	Weatherford International Ltd.	6.500%	8/1/36	1,900	2,056
	Weatherford International Ltd.	7.000%	3/15/38	1,600	1,832
	Weatherford International Ltd.	6.750%	9/15/40	600	674
	Weatherford International Ltd.	5.950%	4/15/42	1,000	1,036
	XTO Energy Inc.	6.750%	8/1/37	440	683
	Other Industrial (0.1%)
	California Institute of Technology GO	4.700%	11/1/11	1,250	1,367
	Massachusetts Institute of Technology GO	5.600%	7/1/11	1,950	2,699
	Technology (1.4%)
	Applied Materials Inc.	5.850%	6/15/41	2,100	2,557
	Cisco Systems Inc.	5.900%	2/15/39	3,650	4,756
	Cisco Systems Inc.	5.500%	1/15/40	6,635	8,232
	Corning Inc.	7.250%	8/15/36	600	742
	Corning Inc.	4.700%	3/15/37	1,800	1,867
	Corning Inc.	5.750%	8/15/40	950	1,105
	Dell Inc.	7.100%	4/15/28	500	629
	Dell Inc.	6.500%	4/15/38	1,458	1,711
	Harris Corp.	6.150%	12/15/40	570	669
	Hewlett-Packard Co.	4.050%	9/15/22	2,025	2,042
	Hewlett-Packard Co.	6.000%	9/15/41	3,555	3,932
	HP Enterprise Services LLC	7.450%	10/15/29	375	463
	Intel Corp.	4.800%	10/1/41	4,695	5,376
	International Business Machines Corp.	7.000%	10/30/25	1,050	1,458
	International Business Machines Corp.	6.220%	8/1/27	1,600	2,106
	International Business Machines Corp.	6.500%	1/15/28	225	301
	International Business Machines Corp.	5.875%	11/29/32	950	1,253
	International Business Machines Corp.	5.600%	11/30/39	2,928	3,825
	International Business Machines Corp.	4.000%	6/20/42	4,403	4,590
	Juniper Networks Inc.	5.950%	3/15/41	1,350	1,556
	Microsoft Corp.	5.200%	6/1/39	2,205	2,743
	Microsoft Corp.	4.500%	10/1/40	2,465	2,826
	Microsoft Corp.	5.300%	2/8/41	1,800	2,312
	Motorola Solutions Inc.	7.500%	5/15/25	525	648
	Oracle Corp.	6.500%	4/15/38	2,775	3,778
	Oracle Corp.	6.125%	7/8/39	2,425	3,216
	Oracle Corp.	5.375%	7/15/40	7,845	9,573
	Pitney Bowes Inc.	5.250%	1/15/37	2,065	2,028
	SAIC Inc.	5.950%	12/1/40	350	392
	Science Applications International Corp.	5.500%	7/1/33	1,100	1,156
	Tyco Electronics Group SA	7.125%	10/1/37	1,250	1,691
	Xerox Corp.	6.750%	12/15/39	950	1,152
	Transportation (1.3%)
3	BNSF Funding Trust I	6.613%	12/15/55	850	897
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,200	1,601
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,300	1,822
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	775	968
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,325	1,634
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,345	2,792
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,675	1,837
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,710	1,958
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	925	1,008
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,310	1,317
	Canadian National Railway Co.	6.250%	8/1/34	2,450	3,289

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Canadian National Railway Co.	6.200%	6/1/36	2,550	3,433
	Canadian Pacific Railway Co.	4.450%	3/15/23	1,800	1,902
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,325	1,675
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	395	458
	Con-way Inc.	6.700%	5/1/34	650	650
3	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	1,100	1,084
	CSX Corp.	6.000%	10/1/36	175	208
	CSX Corp.	6.150%	5/1/37	2,280	2,797
	CSX Corp.	6.220%	4/30/40	5,525	6,823
	CSX Corp.	5.500%	4/15/41	400	454
	CSX Corp.	4.750%	5/30/42	900	924
3	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	8/10/22	1,906	2,051
	Norfolk Southern Corp.	5.590%	5/17/25	716	867
	Norfolk Southern Corp.	7.800%	5/15/27	2,802	4,025
	Norfolk Southern Corp.	5.640%	5/17/29	1,898	2,278
	Norfolk Southern Corp.	7.250%	2/15/31	800	1,109
	Norfolk Southern Corp.	4.837%	10/1/41	2,623	2,894
	Norfolk Southern Corp.	6.000%	5/23/11	1,625	1,948
3	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	703	799
	Union Pacific Corp.	7.125%	2/1/28	600	799
	Union Pacific Corp.	6.625%	2/1/29	1,500	1,985
	Union Pacific Corp.	6.150%	5/1/37	1,000	1,272
	Union Pacific Corp.	5.780%	7/15/40	600	744
	Union Pacific Corp.	4.750%	9/15/41	3,580	3,866
3	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	869	1,047
	United Parcel Service Inc.	6.200%	1/15/38	4,710	6,453
	United Parcel Service Inc.	4.875%	11/15/40	300	357
	United Parcel Service of America Inc.	8.375%	4/1/30	500	735
					1,548,455
Utilities (7.6%)
	Electric (5.5%)
	AEP Texas Central Co.	6.650%	2/15/33	2,980	3,789
	Alabama Power Co.	6.125%	5/15/38	1,000	1,318
	Alabama Power Co.	5.500%	3/15/41	500	631
	Alabama Power Co.	5.200%	6/1/41	1,375	1,670
	Alabama Power Co.	4.100%	1/15/42	800	821
	Appalachian Power Co.	5.800%	10/1/35	500	574
	Appalachian Power Co.	6.375%	4/1/36	825	1,015
	Arizona Public Service Co.	5.050%	9/1/41	1,000	1,117
	Arizona Public Service Co.	4.500%	4/1/42	1,135	1,173
	Baltimore Gas & Electric Co.	6.350%	10/1/36	375	490
	Carolina Power & Light Co.	4.100%	5/15/42	800	836
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	925	1,275
	Cleco Power LLC	6.500%	12/1/35	500	622
	Cleco Power LLC	6.000%	12/1/40	1,000	1,166
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,000	1,157
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	1,132
	Commonwealth Edison Co.	5.875%	2/1/33	250	322
	Commonwealth Edison Co.	5.900%	3/15/36	1,950	2,525
	Commonwealth Edison Co.	6.450%	1/15/38	1,175	1,605
	Connecticut Light & Power Co.	6.350%	6/1/36	750	979
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,950	2,359
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,175	5,352
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,175	3,114
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,150	1,482
	Delmarva Power & Light Co.	4.000%	6/1/42	500	509
	Detroit Edison Co.	5.700%	10/1/37	500	629
	Detroit Edison Co.	3.950%	6/15/42	200	203
	Dominion Resources Inc.	6.300%	3/15/33	2,150	2,750
	Dominion Resources Inc.	5.950%	6/15/35	2,875	3,578
	Dominion Resources Inc.	4.900%	8/1/41	2,100	2,361
	DTE Energy Co.	6.375%	4/15/33	2,050	2,631
	Duke Energy Carolinas LLC	6.000%	12/1/28	1,125	1,402

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Carolinas LLC	6.450%	10/15/32	1,050	1,379
	Duke Energy Carolinas LLC	6.100%	6/1/37	850	1,114
	Duke Energy Carolinas LLC	6.000%	1/15/38	2,580	3,377
	Duke Energy Carolinas LLC	6.050%	4/15/38	2,475	3,287
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,400	1,727
	Duke Energy Carolinas LLC	4.250%	12/15/41	2,675	2,864
	Duke Energy Indiana Inc.	6.120%	10/15/35	600	730
	Duke Energy Indiana Inc.	6.350%	8/15/38	1,000	1,349
	El Paso Electric Co.	6.000%	5/15/35	850	1,001
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	500	576
	Entergy Louisiana LLC	5.400%	11/1/24	1,425	1,710
	Entergy Louisiana LLC	4.440%	1/15/26	425	473
	Exelon Corp.	5.625%	6/15/35	2,810	3,049
	Exelon Generation Co. LLC	6.250%	10/1/39	3,465	3,779
	Exelon Generation Co. LLC	5.750%	10/1/41	225	233
	Exelon Generation Co. LLC	5.600%	6/15/42	3,095	3,114
	FirstEnergy Corp.	7.375%	11/15/31	5,550	7,093
	FirstEnergy Solutions Corp.	6.800%	8/15/39	1,145	1,211
	Florida Power & Light Co.	5.950%	10/1/33	950	1,271
	Florida Power & Light Co.	5.625%	4/1/34	1,674	2,138
	Florida Power & Light Co.	4.950%	6/1/35	210	249
	Florida Power & Light Co.	5.400%	9/1/35	1,190	1,471
	Florida Power & Light Co.	6.200%	6/1/36	1,150	1,570
	Florida Power & Light Co.	5.650%	2/1/37	2,150	2,762
	Florida Power & Light Co.	5.850%	5/1/37	475	626
	Florida Power & Light Co.	5.950%	2/1/38	3,150	4,222
	Florida Power & Light Co.	5.960%	4/1/39	650	878
	Florida Power & Light Co.	5.690%	3/1/40	750	984
	Florida Power & Light Co.	5.250%	2/1/41	1,095	1,360
	Florida Power & Light Co.	4.125%	2/1/42	1,600	1,678
	Florida Power & Light Co.	4.050%	6/1/42	1,050	1,117
	Florida Power Corp.	6.350%	9/15/37	1,595	2,141
	Florida Power Corp.	6.400%	6/15/38	6,050	8,262
	Florida Power Corp.	5.650%	4/1/40	795	998
	Georgia Power Co.	5.650%	3/1/37	2,575	3,146
	Georgia Power Co.	5.950%	2/1/39	725	925
	Georgia Power Co.	5.400%	6/1/40	2,000	2,393
	Georgia Power Co.	4.750%	9/1/40	750	825
	Georgia Power Co.	4.300%	3/15/42	3,250	3,391
	Iberdrola International BV	6.750%	7/15/36	1,495	1,409
	Indiana Michigan Power Co.	6.050%	3/15/37	1,775	2,138
	Interstate Power & Light Co.	6.250%	7/15/39	975	1,306
3	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,270	2,558
	Kansas City Power & Light Co.	6.050%	11/15/35	500	607
	Kansas City Power & Light Co.	5.300%	10/1/41	750	824
	Kentucky Utilities Co.	5.125%	11/1/40	800	966
	Louisville Gas & Electric Co.	5.125%	11/15/40	1,700	2,046
	MidAmerican Energy Co.	6.750%	12/30/31	1,970	2,619
	MidAmerican Energy Co.	5.750%	11/1/35	850	1,052
	MidAmerican Energy Co.	5.800%	10/15/36	875	1,087
	MidAmerican Energy Holdings Co.	8.480%	9/15/28	420	612
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	8,845	11,157
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,675	2,077
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	1,700	2,238
	Mississippi Power Co.	4.250%	3/15/42	675	700
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,900	4,315
	Nevada Power Co.	6.750%	7/1/37	1,800	2,455
	Nevada Power Co.	5.375%	9/15/40	1,470	1,741
	Nevada Power Co.	5.450%	5/15/41	500	599
	Northern States Power Co.	5.250%	7/15/35	1,175	1,415
	Northern States Power Co.	6.250%	6/1/36	525	716
	Northern States Power Co.	6.200%	7/1/37	1,550	2,117
	Northern States Power Co.	5.350%	11/1/39	625	777
	Northern States Power Co.	4.850%	8/15/40	1,200	1,394

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	NSTAR Electric Co.	5.500%	3/15/40	725	921
	Oglethorpe Power Corp.	5.950%	11/1/39	750	945
	Oglethorpe Power Corp.	5.375%	11/1/40	1,730	2,033
	Ohio Edison Co.	6.875%	7/15/36	1,000	1,293
	Ohio Power Co.	6.600%	2/15/33	900	1,147
	Ohio Power Co.	5.850%	10/1/35	800	948
	Oklahoma Gas & Electric Co.	5.850%	6/1/40	350	441
	Oklahoma Gas & Electric Co.	5.250%	5/15/41	750	874
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,125	2,591
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,025	2,431
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	455	562
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	565	718
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,175	1,225
4	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	175	166
4	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,325	1,397
	Pacific Gas & Electric Co.	6.050%	3/1/34	9,610	12,125
	Pacific Gas & Electric Co.	5.800%	3/1/37	3,880	4,836
	Pacific Gas & Electric Co.	6.350%	2/15/38	1,500	1,981
	Pacific Gas & Electric Co.	5.400%	1/15/40	830	993
	Pacific Gas & Electric Co.	4.500%	12/15/41	750	795
	Pacific Gas & Electric Co.	4.450%	4/15/42	1,475	1,551
	PacifiCorp	7.700%	11/15/31	400	602
	PacifiCorp	5.250%	6/15/35	1,150	1,355
	PacifiCorp	5.750%	4/1/37	1,000	1,264
	PacifiCorp	6.250%	10/15/37	2,143	2,906
	PacifiCorp	4.100%	2/1/42	2,000	2,071
	Pennsylvania Electric Co.	6.150%	10/1/38	350	414
	Potomac Electric Power Co.	6.500%	11/15/37	2,000	2,813
	Potomac Electric Power Co.	7.900%	12/15/38	160	261
	PPL Electric Utilities Corp.	6.250%	5/15/39	775	1,078
	PPL Electric Utilities Corp.	5.200%	7/15/41	400	489
	Progress Energy Inc.	7.750%	3/1/31	1,725	2,423
	Progress Energy Inc.	7.000%	10/30/31	500	660
	Progress Energy Inc.	6.000%	12/1/39	800	1,003
	PSEG Power LLC	8.625%	4/15/31	575	836
	Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,411
	Public Service Co. of Colorado	6.500%	8/1/38	630	897
	Public Service Co. of Colorado	4.750%	8/15/41	800	932
	Public Service Co. of Oklahoma	6.625%	11/15/37	300	383
	Public Service Electric & Gas Co.	5.800%	5/1/37	2,050	2,655
	Public Service Electric & Gas Co.	5.375%	11/1/39	1,700	2,136
	Public Service Electric & Gas Co.	5.500%	3/1/40	1,550	1,999
	Public Service Electric & Gas Co.	3.950%	5/1/42	125	131
	Puget Sound Energy Inc.	5.483%	6/1/35	1,725	2,092
	Puget Sound Energy Inc.	6.274%	3/15/37	1,925	2,590
	Puget Sound Energy Inc.	5.757%	10/1/39	850	1,090
	Puget Sound Energy Inc.	5.795%	3/15/40	675	873
	Puget Sound Energy Inc.	5.764%	7/15/40	720	922
	Puget Sound Energy Inc.	4.434%	11/15/41	650	709
	San Diego Gas & Electric Co.	5.350%	5/15/35	1,025	1,277
	San Diego Gas & Electric Co.	6.125%	9/15/37	785	1,083
	San Diego Gas & Electric Co.	4.500%	8/15/40	2,225	2,514
	San Diego Gas & Electric Co.	3.950%	11/15/41	900	932
	San Diego Gas & Electric Co.	4.300%	4/1/42	1,225	1,357
	Sierra Pacific Power Co.	6.750%	7/1/37	670	914
	South Carolina Electric & Gas Co.	6.625%	2/1/32	500	657
	South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	2,104
	South Carolina Electric & Gas Co.	6.050%	1/15/38	775	999
	South Carolina Electric & Gas Co.	5.450%	2/1/41	500	604
	South Carolina Electric & Gas Co.	4.350%	2/1/42	675	692
	Southern California Edison Co.	6.650%	4/1/29	700	915
	Southern California Edison Co.	6.000%	1/15/34	1,230	1,626
	Southern California Edison Co.	5.750%	4/1/35	800	1,015
	Southern California Edison Co.	5.350%	7/15/35	2,000	2,422

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Edison Co.	5.550%	1/15/36	100	124
Southern California Edison Co.	5.625%	2/1/36	3,275	4,113
Southern California Edison Co.	5.550%	1/15/37	500	625
Southern California Edison Co.	5.950%	2/1/38	1,675	2,212
Southern California Edison Co.	4.500%	9/1/40	2,275	2,524
Southern California Edison Co.	3.900%	12/1/41	1,500	1,508
Southern California Edison Co.	4.050%	3/15/42	875	905
Southern Power Co.	5.150%	9/15/41	1,725	1,877
Southwestern Electric Power Co.	6.200%	3/15/40	700	856
Southwestern Public Service Co.	4.500%	8/15/41	950	1,049
Tampa Electric Co.	6.550%	5/15/36	450	621
Tampa Electric Co.	6.150%	5/15/37	900	1,195
Tampa Electric Co.	4.100%	6/15/42	700	705
Toledo Edison Co.	6.150%	5/15/37	500	614
TransAlta Corp.	6.500%	3/15/40	600	589
Union Electric Co.	5.300%	8/1/37	2,000	2,396
Virginia Electric & Power Co.	3.450%	9/1/22	1,750	1,879
Virginia Electric & Power Co.	6.000%	5/15/37	825	1,076
Virginia Electric & Power Co.	8.875%	11/15/38	1,460	2,461
Virginia Electric & Power Co.	6.000%	1/15/36	1,725	2,233
Virginia Electric & Power Co.	6.350%	11/30/37	1,400	1,909
Westar Energy Inc.	4.125%	3/1/42	1,235	1,295
Wisconsin Electric Power Co.	5.625%	5/15/33	450	560
Wisconsin Electric Power Co.	5.700%	12/1/36	1,075	1,368
Wisconsin Power & Light Co.	6.375%	8/15/37	950	1,334
Xcel Energy Inc.	6.500%	7/1/36	650	875
Natural Gas (2.0%)
AGL Capital Corp.	6.000%	10/1/34	850	1,035
AGL Capital Corp.	5.875%	3/15/41	1,225	1,539
Atmos Energy Corp.	5.500%	6/15/41	1,150	1,391
CenterPoint Energy Resources Corp.	5.850%	1/15/41	500	597
DCP Midstream LLC	8.125%	8/16/30	500	660
El Paso Natural Gas Co.	8.375%	6/15/32	1,832	2,386
Enbridge Energy Partners LP	7.500%	4/15/38	2,495	3,220
Energy Transfer Partners LP	6.625%	10/15/36	1,625	1,690
Energy Transfer Partners LP	7.500%	7/1/38	2,775	3,103
Energy Transfer Partners LP	6.050%	6/1/41	575	577
Energy Transfer Partners LP	6.500%	2/1/42	2,715	2,903
Enterprise Products Operating LLC	6.875%	3/1/33	2,150	2,579
Enterprise Products Operating LLC	6.650%	10/15/34	1,095	1,331
Enterprise Products Operating LLC	7.550%	4/15/38	1,225	1,569
Enterprise Products Operating LLC	6.125%	10/15/39	1,500	1,690
Enterprise Products Operating LLC	6.450%	9/1/40	1,275	1,510
Enterprise Products Operating LLC	5.950%	2/1/41	1,650	1,855
Enterprise Products Operating LLC	5.700%	2/15/42	1,950	2,164
Enterprise Products Operating LLC	4.850%	8/15/42	1,425	1,419
KeySpan Corp.	8.000%	11/15/30	1,175	1,652
Kinder Morgan Energy Partners LP	3.950%	9/1/22	3,125	3,175
Kinder Morgan Energy Partners LP	7.400%	3/15/31	200	245
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	624
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,600	1,969
Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,075	2,211
Kinder Morgan Energy Partners LP	6.500%	2/1/37	4,375	4,930
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,744	2,054
Kinder Morgan Energy Partners LP	6.500%	9/1/39	2,075	2,370
Kinder Morgan Energy Partners LP	5.625%	9/1/41	900	943
Magellan Midstream Partners LP	6.400%	5/1/37	1,000	1,231
Nisource Finance Corp.	6.250%	12/15/40	730	831
Nisource Finance Corp.	5.950%	6/15/41	1,500	1,653
Nisource Finance Corp.	5.800%	2/1/42	300	330
Nisource Finance Corp.	5.250%	2/15/43	2,000	2,031
ONEOK Inc.	6.000%	6/15/35	1,725	1,899
ONEOK Partners LP	6.650%	10/1/36	3,025	3,570

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	ONEOK Partners LP	6.850%	10/15/37	200	240
	ONEOK Partners LP	6.125%	2/1/41	2,325	2,625
	Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	845	1,000
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	2,875	3,505
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	550	583
	Sempra Energy	6.000%	10/15/39	3,750	4,699
	Southern California Gas Co.	5.750%	11/15/35	75	98
	Southern Natural Gas Co. LLC	8.000%	3/1/32	1,338	1,796
	Southern Union Co.	8.250%	11/15/29	950	1,167
	Spectra Energy Capital LLC	6.750%	2/15/32	1,705	2,028
	Sunoco Logistics Partners Operations LP	6.850%	2/15/40	850	966
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	350	439
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,400	1,756
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	110	137
	Texas Eastern Transmission LP	7.000%	7/15/32	700	924
	TransCanada PipeLines Ltd.	5.600%	3/31/34	1,725	2,121
	TransCanada PipeLines Ltd.	5.850%	3/15/36	3,175	4,008
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,400	1,821
	TransCanada PipeLines Ltd.	7.250%	8/15/38	3,850	5,506
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,520	2,290
	TransCanada PipeLines Ltd.	6.100%	6/1/40	200	264
	Williams Cos. Inc.	7.500%	1/15/31	2,126	2,591
	Williams Cos. Inc.	8.750%	3/15/32	1,041	1,414
	Williams Partners LP	6.300%	4/15/40	4,100	4,862
	Other Utility (0.1%)
	American Water Capital Corp.	6.593%	10/15/37	1,925	2,411
	United Utilities plc	6.875%	8/15/28	1,425	1,648
	Veolia Environnement SA	6.750%	6/1/38	575	661
					429,464
Total Corporate Bonds (Cost $2,126,622)					2,437,494
Sovereign Bonds (U.S. Dollar-Denominated) (5.4%)
	Asian Development Bank	5.593%	7/16/18	4,000	4,924
	Asian Development Bank	5.820%	6/16/28	240	317
	European Investment Bank	4.875%	2/15/36	3,800	4,402
	Federative Republic of Brazil	4.875%	1/22/21	1,500	1,736
	Federative Republic of Brazil	8.875%	4/15/24	3,000	4,627
	Federative Republic of Brazil	8.750%	2/4/25	6,700	10,328
	Federative Republic of Brazil	10.125%	5/15/27	6,700	11,390
	Federative Republic of Brazil	8.250%	1/20/34	7,175	11,283
	Federative Republic of Brazil	7.125%	1/20/37	7,120	10,213
	Federative Republic of Brazil	11.000%	8/17/40	5,150	6,602
	Federative Republic of Brazil	5.625%	1/7/41	10,950	13,386
	Hydro-Quebec	8.050%	7/7/24	5,000	7,414
	Hydro-Quebec	8.500%	12/1/29	1,321	2,151
	Inter-American Development Bank	7.000%	6/15/25	750	1,079
	Inter-American Development Bank	3.875%	10/28/41	1,000	1,092
	International Bank for Reconstruction & Development	7.625%	1/19/23	1,807	2,675
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,700
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,425	3,100
5	KFW	0.000%	4/18/36	7,500	3,461
5	KFW	0.000%	6/29/37	825	369
	Korea Electric Power Corp.	7.000%	2/1/27	750	935
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	700	921
	Pemex Project Funding Master Trust	6.625%	6/15/35	8,570	10,153
	Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,633
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	3,900	4,615
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	6,320	7,387
	Petroleos Mexicanos	6.500%	6/2/41	4,100	4,786
4	Petroleos Mexicanos	6.500%	6/2/41	1,825	2,130
4	Petroleos Mexicanos	5.500%	6/27/44	3,100	3,097
	Province of British Columbia	6.500%	1/15/26	1,500	2,164
	Province of British Columbia	7.250%	9/1/36	500	825

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Province of Saskatchewan	7.375%	7/15/13	600	642
	Quebec	7.125%	2/9/24	4,125	5,786
	Quebec	7.500%	9/15/29	5,615	8,627
	Region of Lombardy Italy	5.804%	10/25/32	2,375	1,886
	Republic of Columbia	8.125%	5/21/24	1,450	2,103
	Republic of Columbia	7.375%	9/18/37	3,750	5,550
	Republic of Columbia	6.125%	1/18/41	8,975	11,678
	Republic of Finland	6.950%	2/15/26	695	992
	Republic of Italy	6.875%	9/27/23	7,600	7,609
	Republic of Italy	5.375%	6/15/33	5,675	5,065
	Republic of Korea	5.625%	11/3/25	900	1,081
	Republic of Panama	7.125%	1/29/26	4,215	5,701
	Republic of Panama	8.875%	9/30/27	1,460	2,256
	Republic of Panama	9.375%	4/1/29	1,200	1,938
3	Republic of Panama	6.700%	1/26/36	6,100	8,176
	Republic of Peru	7.350%	7/21/25	5,800	8,158
	Republic of Peru	8.750%	11/21/33	3,250	5,313
3	Republic of Peru	6.550%	3/14/37	4,975	6,778
	Republic of Peru	5.625%	11/18/50	4,545	5,498
	Republic of South Africa	6.875%	5/27/19	150	185
	Republic of South Africa	4.665%	1/17/24	5,525	5,960
	Republic of South Africa	6.250%	3/8/41	1,850	2,326
	Statoil ASA	7.250%	9/23/27	2,500	3,525
	Statoil ASA	6.800%	1/15/28	185	252
	Statoil ASA	7.150%	1/15/29	1,090	1,535
	Statoil ASA	5.100%	8/17/40	2,300	2,748
	Statoil ASA	4.250%	11/23/41	1,125	1,194
	United Mexican States	8.300%	8/15/31	1,325	2,044
	United Mexican States	7.500%	4/8/33	1,000	1,453
	United Mexican States	6.750%	9/27/34	13,240	18,008
	United Mexican States	6.050%	1/11/40	12,495	16,025
	United Mexican States	4.750%	3/8/44	7,125	7,618
	United Mexican States	5.750%	10/12/10	4,950	5,614
Total Sovereign Bonds (Cost $263,207)					304,219
Taxable Municipal Bonds (6.3%)
	Alameda County CA Joint Powers Authority Lease
	Revenue	7.046%	12/1/44	1,100	1,408
	American Municipal Power Ohio Inc. Revenue
	(Hydroelectric Projects)	6.449%	2/15/44	730	855
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	7.834%	2/15/41	500	698
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	6.053%	2/15/43	600	714
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	5.939%	2/15/47	2,900	3,551
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	6.270%	2/15/50	475	550
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	7.499%	2/15/50	200	272
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	8.084%	2/15/50	1,900	2,754
	Bay Area Toll Authority California Toll Bridge Revenue
	(San Francisco Bay Area)	6.793%	4/1/30	600	757
	Bay Area Toll Authority California Toll Bridge Revenue
	(San Francisco Bay Area)	6.918%	4/1/40	1,095	1,498
	Bay Area Toll Authority California Toll Bridge Revenue
	(San Francisco Bay Area)	6.263%	4/1/49	3,350	4,472
	Bay Area Toll Authority California Toll Bridge Revenue
	(San Francisco Bay Area)	7.043%	4/1/50	2,850	4,062
	Bay Area Toll Authority California Toll Bridge Revenue
	(San Francisco Bay Area)	6.907%	10/1/50	805	1,135
	California GO	5.700%	11/1/21	1,300	1,497

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California GO	7.500%	4/1/34	6,480	8,112
California GO	7.950%	3/1/36	1,500	1,805
California GO	7.550%	4/1/39	5,915	7,663
California GO	7.300%	10/1/39	4,980	6,221
California GO	7.350%	11/1/39	3,800	4,775
California GO	7.625%	3/1/40	3,220	4,159
California GO	7.600%	11/1/40	5,425	7,003
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	650	828
Chicago IL Board of Education GO	6.319%	11/1/29	805	931
Chicago IL Board of Education GO	6.138%	12/1/39	800	892
Chicago IL GO	7.781%	1/1/35	675	897
Chicago IL GO	5.432%	1/1/42	900	895
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,425	1,801
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	600	683
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,150	1,472
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	220
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	4,950	5,835
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	575	735
Chicago IL Water Revenue	6.742%	11/1/40	800	1,068
Clark County NV Airport Revenue	6.881%	7/1/42	650	743
Clark County NV Airport Revenue	6.820%	7/1/45	1,000	1,379
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	280	368
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	1,190	1,493
Connecticut GO	5.090%	10/1/30	350	397
Connecticut GO	5.850%	3/15/32	4,250	5,348
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	900	1,064
Cook County IL GO	6.229%	11/15/34	1,050	1,177
Curators of the University of Missouri System Facilities
Revenue	5.960%	11/1/39	1,220	1,630
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	200	264
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,105
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	515	618
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,570	2,173
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,665	2,032
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,835
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	525	663
Denver CO Public Schools Revenue (City & County of
Denver School District No. 1) COP	7.017%	12/15/37	850	1,088
District of Columbia Income Tax Revenue	5.591%	12/1/34	675	838
District of Columbia Income Tax Revenue	5.582%	12/1/35	735	915
District of Columbia Water & Sewer Authority Public
Utility Revenue	5.522%	10/1/44	1,275	1,528
East Baton Rouge LA Sewer Commission Revenue	6.087%	2/1/45	700	783
East Bay CA Municipal Utility District Water System
Revenue	5.874%	6/1/40	990	1,341
George Washington University District of Columbia GO	3.485%	9/15/22	1,000	1,055
Georgia GO	4.503%	11/1/25	825	953
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,750	3,207
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	2,825	3,255
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	850	911
Harvard University Massachusetts GO	4.875%	10/15/40	1,000	1,235
Houston TX GO	6.290%	3/1/32	900	1,132
Illinois GO	4.950%	6/1/23	1,700	1,733
Illinois GO	5.100%	6/1/33	19,430	18,343
Illinois GO	6.630%	2/1/35	2,150	2,329
Illinois GO	6.725%	4/1/35	1,000	1,094
Illinois GO	7.350%	7/1/35	2,250	2,607
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,200	1,484

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	600	716
	Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	1,075	1,399
6	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	500	586
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	525	693
	Los Angeles CA Community College District GO	6.600%	8/1/42	1,300	1,719
	Los Angeles CA Community College District GO	6.750%	8/1/49	700	950
	Los Angeles CA Department of Airports International
	Airport Revenue	6.582%	5/15/39	225	287
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	775	954
	Los Angeles CA Department of Water & Power
	Revenue	6.008%	7/1/39	775	986
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	625	705
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	1,375	1,978
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	1,500	2,163
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,105	1,287
	Los Angeles CA Unified School District GO	5.750%	7/1/34	3,795	4,458
	Los Angeles CA Unified School District GO	6.758%	7/1/34	2,200	2,852
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	1,150	1,435
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	700	864
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	700	870
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	850	1,105
	Massachusetts GO	4.500%	8/1/31	1,500	1,648
	Massachusetts GO	5.456%	12/1/39	1,900	2,383
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	1,050	1,346
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	850	1,133
	Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	900	1,084
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism Tax
	Revenue	6.731%	7/1/43	1,000	1,130
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	1,200	1,453
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	775	920
	Metropolitan Water District of Southern California
	Water Revenue	6.947%	7/1/40	575	694
	Mississippi GO	5.245%	11/1/34	700	834
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	600	740
7	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	6,750	8,279
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	1,700	1,998
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	1,150	1,317
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	1,575	2,115
	New Jersey Turnpike Authority Revenue	4.252%(Prere.)	1/1/16	30	32
8	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	470	487
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	3,975	5,817
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,460	6,295
	New York City NY GO	5.206%	10/1/31	1,070	1,229
	New York City NY GO	6.646%	12/1/31	400	487
	New York City NY GO	6.246%	6/1/35	1,075	1,213
	New York City NY GO	5.968%	3/1/36	415	515

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York City NY GO	5.985%	12/1/36	625	778
	New York City NY GO	5.517%	10/1/37	675	796
	New York City NY GO	6.271%	12/1/37	1,620	2,084
	New York City NY GO	5.846%	6/1/40	400	462
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	900	1,150
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.790%	6/15/41	500	558
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.724%	6/15/42	550	706
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	800	1,054
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	1,475	1,959
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	1,000	1,246
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	2,000	2,601
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	800	1,089
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.267%	5/1/27	200	230
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	775	942
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	2,215	2,685
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.572%	11/1/38	1,150	1,396
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	4,025	5,886
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	575	721
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.548%	11/15/31	500	630
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	700	832
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	1,750	2,291
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.500%	3/15/30	2,550	3,039
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.289%	3/15/33	500	602
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	2,000	2,404
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.389%	3/15/40	635	791
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	1,625	2,012
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.838%	3/15/40	625	781
	North Carolina Turnpike Authority Revenue	6.700%	1/1/39	170	198
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,635	3,530
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,500	1,810
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,650	1,790
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,276
	Orange County CA Local Transportation Authority Sales
	Tax Revenue	6.908%	2/15/41	1,060	1,480
	Oregon Department Transportation Highway Usertax
	Revenue	5.834%	11/15/34	1,305	1,682
	Oregon GO	5.762%	6/1/23	600	758
	Oregon GO	5.892%	6/1/27	3,500	4,419
8	Oregon School Boards Association GO	4.759%	6/30/28	1,850	2,099
6	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,793

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania GO	4.650%	2/15/26	1,100	1,283
Pennsylvania GO	5.350%	5/1/30	1,000	1,110
Pennsylvania Public School Building Authority Lease
Revenue (School District of Philadelphia)	5.000%	9/15/27	1,100	1,239
Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	600	765
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	775	925
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	850	1,020
Phoenix AZ GO	5.269%	7/1/34	100	117
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,260	2,891
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	25	30
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	2,795	3,392
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,000	2,214
Port of Seattle WA Revenue	7.000%	5/1/36	100	120
President & Fellows of Harvard College Massachusetts
GO	6.300%	10/1/37	1,000	1,163
Princeton University New Jersey GO	5.700%	3/1/39	1,500	2,055
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	810	1,086
Rutgers State University NJ Revenue	5.665%	5/1/40	1,050	1,319
Sacramento CA Municipal Utility District Revenue	6.156%	5/15/36	905	1,093
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	1,100	1,283
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	600	816
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	1,190	1,549
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	1,150	1,494
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,100	1,219
San Diego County CA Regional Transportation Authority
Sales Tax Revenue	5.911%	4/1/48	640	848
San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,200	1,583
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.000%	11/1/40	1,325	1,661
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.950%	11/1/50	1,300	1,826
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	1,000	1,234
Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	750	847
South Carolina Public Service Authority Revenue	6.454%	1/1/50	750	1,042
Texas GO	5.517%	4/1/39	2,920	3,798
Texas Transportation Commission Revenue	5.028%	4/1/26	1,000	1,217
Texas Transportation Commission Revenue	5.178%	4/1/30	3,650	4,455
Texas Transportation Commission Revenue	4.631%	4/1/33	1,060	1,233
Texas Transportation Commission Revenue	4.681%	4/1/40	750	883
Tufts University Massachusetts GO	5.017%	4/15/12	1,035	1,167
University of California Regents Medical Center
Revenue	6.548%	5/15/48	900	1,178
University of California Regents Medical Center
Revenue	6.583%	5/15/49	1,075	1,422
University of California Revenue	5.770%	5/15/43	2,800	3,417
University of California Revenue	5.946%	5/15/45	1,400	1,738
University of California Revenue	4.858%	5/15/12	2,500	2,544
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	575	710
University of Pennsylvania GO	4.674%	9/1/12	1,000	1,118
University of Southern California Revenue	5.250%	10/1/11	800	1,034
University of Texas System Revenue Financing System
Revenue	5.262%	7/1/39	620	778
University of Texas System Revenue Financing System
Revenue	6.276%	8/15/41	890	1,046
University of Texas System Revenue Financing System
Revenue	5.134%	8/15/42	550	689
University of Texas System Revenue Financing System
Revenue	4.794%	8/15/46	575	702
University of Virginia Revenue	6.200%	9/1/39	1,130	1,614
Utah GO	4.554%	7/1/24	1,100	1,305

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Utah GO	3.539%	7/1/25	1,200	1,338
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	700	942
Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	300	372
Washington Convention Center Public Facilities District
Revenue	6.790%	7/1/40	600	736
Washington GO	5.090%	8/1/33	945	1,108
Washington GO	5.481%	8/1/39	650	815
Washington GO	5.140%	8/1/40	1,210	1,450
6 Wisconsin GO	5.700%	5/1/26	1,400	1,644
Total Taxable Municipal Bonds (Cost $298,499)				355,731
			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
9 Vanguard Market Liquidity Fund (Cost $24,936)	0.148%		24,936,000	24,936
Total Investments (99.2%) (Cost $4,762,382)				5,597,174
Other Assets and Liabilities—Net (0.8%)				43,113
Net Assets (100%)				5,640,919

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $33,397,000, representing 0.6% of net assets.
5 Guaranteed by the Federal Republic of Germany.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
(Prere.) —Prerefunded.
REIT—Real Estate Investment Trust.

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 842_082012

Semiannual Report | June 30, 2012

Vanguard Inflation-Protected
Securities Fund

> Vanguard Inflation-Protected Securities Fund returned 3.94% for Investor Shares during the first six months of 2012.

> The fund’s return was in line with that of its benchmark and ahead of the average return of peer-group funds.

> Demand for Treasury securities, especially inflation-protected securities, was strong.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Fund Profile.	10
Performance Summary.	11
Financial Statements.	12
About Your Fund’s Expenses.	24
Trustees Approve Advisory Arrangement.	26
Glossary.	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Inflation-Protected Securities Fund
Investor Shares	-0.71%	1.82%	2.12%	3.94%
Admiral™ Shares	-0.60	1.87	2.15	4.02
Institutional Shares	-0.58	1.89	2.11	4.00
Barclays U.S. Treasury Inflation Protected
Securities Index				4.04
Treasury Inflation-Protected Securities Funds
Average				3.61
Treasury Inflation-Protected Securities Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2011, Through June 30, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Inflation-Protected Securities Fund
Investor Shares	$14.11	$14.60	$0.065	$0.000
Admiral Shares	27.71	28.68	0.143	0.000
Institutional Shares	11.29	11.68	0.061	0.000

1

Chairman’s Letter

Dear Shareholder,

U.S. Treasury securities, as you know, are a destination for many investors when economic and market events create heightened uncertainty. In the latter half of our semiannual reporting period, markets were unsettled by the Eurozone’s lurching attempts to deal with its fiscal crisis, as well as by reports of slowing economic growth in the United States and other countries.

In response, demand for Treasuries was strong. It was even stronger for Treasury Inflation-Protected Securities (TIPS), because of their ability to protect purchasing power from unanticipated spikes in inflation.

In this environment, Vanguard Inflation-Protected Securities Fund returned 3.94% for Investor Shares, a bit less than the fund’s benchmark index. The fund outpaced the average 3.61% return of its peers for the six months ended June 30, 2012.

The fund’s 30-day SEC yield was negative, as it has been since the spring of 2011. I’ll discuss this odd-looking result later in this letter.

In case you missed our announcement last month, George U. “Gus” Sauter, managing director and chief investment officer of Vanguard, intends to retire at the end of 2012. It’s hard to overstate the contributions Gus has made to Vanguard in his 25-year career. He honed the strategy and built the team

2

that have helped make Vanguard a world leader in indexing and developed our active quantitative equity strategies.

We’re fortunate that Mortimer J. “Tim” Buckley, also a managing director, will succeed Gus. Tim has been a member of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year, but I did want to mention the news in case you hadn’t heard.

Finally, Gemma Wright-Casparius, who joined Vanguard in 2011, has assumed sole portfolio management responsibility for Vanguard Inflation-Protected Securities Fund. John Hollyer, who leads the risk-management team in Vanguard’s investment management group and has helped manage the fund with great distinction since its June 2000 inception, will no longer co-manage the portfolio.

Europe’s continuing woes are likely to remain with us
Throughout the six-month period, the markets were preoccupied with Europe’s debt troubles. Early on, when the news seemed good, investors bought stocks. As conditions seemed to worsen in the region, however, they turned away from stocks to the perceived safety of Treasury

Market Barometer
			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

CPI
Consumer Price Index	1.69%	1.66%	1.95%

3

securities. Vanguard economists expect the Eurozone to remain a trouble spot. They believe the most likely scenario is that it will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

The demand for Treasuries put downward pressure on yields, since demand for bonds raises their prices and thus reduces their yields. Further pressure came through the Federal Reserve’s policy of purchasing Treasuries in the hope that lower longer-term yields will stimulate domestic economic growth. In fact, the Fed said that it would extend its program, initially set to expire on June 30, to year-end.

Together, these forces helped push the yield of the benchmark 10-year U.S. Treasury note below 1.5% for the first time. Please keep in mind that low bond yields imply lower future returns.

The broad investment-grade taxable bond market, of which Treasuries are a significant part, returned about 2% during the period. Municipal bonds remained a bright spot, delivering a return of more than 3%.

In addition to pushing down longer-term interest rates, the Fed has had a parallel policy at the shorter end of the yield curve. Since December 2008, the Fed has held its target for the shortest-term interest rates

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Inflation-Protected Securities Fund	0.20%	0.11%	0.07%	0.82%

The fund expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the fund’s annualized expense ratios were 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Treasury Inflation-Protected Securities Funds.

4

at 0% to 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

Despite a decline toward the end, U.S. stocks posted strong returns
Although U.S. stocks entered negative territory late in our reporting period as the news from Europe worsened, they were the standout performers for the six months as a whole, returning about 9%.

Domestic equities seemed to benefit from the perception that they offered some shelter from the storms roiling European markets. International stocks didn’t fare as well, returning about 3%. European stocks were the weakest performers. Returns for emerging markets and the developed markets of the Pacific region were restrained by signs of slowing growth.

TIPS returns grew in recent months as investors shied away from risk
As investors backpedaled from risk in the final months of the reporting period, “safe-haven” assets such as Treasury securities rebounded. Nominal Treasuries in aggregate returned -1.3% in the first calendar quarter, then registered a 2.8% return over the next three months, putting their six-month return at 1.5%.

Vanguard Inflation-Protected Securities Fund and the TIPS market in general traced a similar pattern, albeit with higher returns. The fund returned 0.7% for the

A note of caution on interest rates, duration, and your fund
During the past six months and throughout 2011, the Inflation-Protected Securities
Fund benefited from its relatively long average duration, a measure of sensitivity to interest rate changes. The longer a bond fund’s duration, the more its share price will change—upward or downward—in response to a change in interest rates.

As of June 30, 2012, your fund had an average duration of 8.6 years, compared with an average of 5.1 years for the Barclays U.S. Aggregate Bond Index. The fund’s longer duration has enhanced short-term returns because interest rates have been declining, but the same attribute would hurt performance if market rates were rising.

Rate changes are neither good nor bad for bond investors. They’re both. Rising rates can mean a decline in share price, but they also imply higher returns on reinvested income and any new investments. When rates tumble, by contrast, bond prices rise, but the return on reinvested interest income or new investments declines.

5

first three months and 3.2% for the next three, ending at 3.9% overall. About half of the fund’s total return was the result of capital appreciation, attesting to the strength of demand for TIPS; the remaining half reflected income generated by the fund’s holdings.

As interest rates have settled near historical lows, TIPS have presented investors with an unusual phenomenon: negative yields. Investors typically price nominal Treasuries to yield more than TIPS. The difference between the two yields is called the “break-even inflation rate” and can be interpreted as the market’s consensus expectation for future inflation.

The yields of all but the longest-term nominal Treasuries now hover below 2%. Consensus expectations for future inflation are a bit above 2%. At the end of June, the yield of the 10-year Treasury note was 1.66%. Subtract the consensus inflation expectation of 2% or more, and the 10-year TIPS must be priced to offer a negative yield. Investors are buying these TIPS with the expectation that future inflation adjustments will turn a bond with a negative yield into one that provides a positive long-term return.

The other factor affecting the yield reported for your fund is Vanguard’s decision not to adjust the yield calculation for recent inflation readings, as some other investment managers do. Monthly inflation readings can vary significantly from period to period. If we were to incorporate these readings in the fund’s SEC yield, they could suggest an unrealistic level of income. Of course, when the fund’s income is paid to shareholders, it will reflect any adjustments made to TIPS securities for actual inflation.

Good news: Investors are smart, and they’re getting smarter
In recent years, I’ve often written about the challenges facing investors, from the 2008–2009 financial crisis to the more recent volatility caused by Europe’s debt troubles. Bad news inevitably seems to grab attention, and it’s our responsibility to speak to you candidly about these difficulties and to offer Vanguard’s perspective.

I think it’s also our responsibility to point out positive developments that may have been overlooked. On that score, I’ve been especially heartened to see individual investors become more discerning over time, particularly about costs. As I said in a recent address to financial advisors, “Individual investors are smart and getting smarter. And that’s a good thing. Increasingly, they are bringing a healthy consumer mentality to their investment portfolios. They want to know what they are buying and how much they are paying for it.”

Vanguard research confirms that over the past decade investors have displayed a healthy cost-consciousness, directing a larger share of their money to low-cost investments. You can read the full report—Costs Matter: Are Fund Investors Voting With Their Feet?—at vanguard.com/ research.

6

In our view, investors are serving their interests by focusing on costs. The math is simple: The less they pay for an investment, the more of its return they may keep. And these savings compound over the long term, potentially helping investors build greater wealth.

So if you’re feeling buffeted by the latest headlines, it can be constructive to direct your attention to one of the things you can control: your investment costs. We continue to believe that maintaining a balanced and diversified portfolio of low-cost holdings can give investors a greater chance of reaching their long-term financial goals.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 23, 2012

7

Advisor’s Report

For the six months ended June 30, 2012, Investor Shares of Vanguard Inflation-Protected Securities Fund returned 3.94%. The fund’s return was in line with that of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities Index (+4.04%), and ahead of the average return of peer-group funds (+3.61%).

The investment environment
Long-term real interest rates—that is, interest rates with the level of inflation subtracted—continued to decline during the reporting period against a backdrop of much weaker-than-anticipated economic growth in the United States and abroad. (In fact, for maturities of less than 20 years, real yields have been slightly negative, a phenomenon discussed in the Chairman’s Letter.)

This has been accompanied by low inflation, a consequence of falling energy prices, slack labor markets with tepid wage gains, and lower import prices in response to the global slowdown. Further weighing on the markets is uncertainty about the November elections and how their outcome might affect fiscal policy.

In an attempt to spur economic growth, central banks around the world have embarked on additional stimulus strategies. In the United States, as the reporting period drew to a close, there was much speculation about whether the Federal Reserve would initiate new stimulus measures. Already the Fed had announced it would extend “Operation Twist”—its Treasury bond-buying program aimed at lowering yields—through December 31.

Yields of U.S. Treasury Inflation-Protected Securities
(Real Yields)
	December 31,	June 30,
Maturity	2011	2012
5 years	-0.91%	-1.39%
7 years	-0.63	-1.22
10 years	-0.19	-0.86
20 years	0.60	0.19
30 years	0.82	0.32
Source: Vanguard.

8

As part of this program, the Fed has focused on Treasury Inflation-Protected Securities (TIPS) with maturities of 6 to 30 years, one factor contributing to the premium prices for these bonds.

Management of the fund
Aside from some intervals of confidence, investors’ mood for the past couple of years has been generally risk-averse, bolstering demand for the most credit-worthy assets. As you would expect, Treasury securities top the list. Demand for TIPS, which as of June 30 accounted for about 7.5% of Treasury debt, or $800 billion, has been particularly strong because of the expansion of the central bank’s balance sheet in the past few years as it has bought bonds in an attempt to stimulate economic activity. This environment has set the stage for substantial cash flows into Vanguard Inflation-Protected Securities Fund: Net cash flow in the first six months of 2012 equaled about three-quarters of the total for all of 2011.

Prudently putting that money to work was a challenge due to market volatility stemming from concerns over Europe’s fiscal challenges, the market distortions created by Operation Twist (in which the Fed has been selling shorter-maturity

Treasuries and buying longer-maturity Treasuries), and the uncertainty surrounding the pace of U.S. economic activity. We overweighted our position in longer-term TIPS, a tactic that could further add to returns as the Fed continues buying bonds under its current program, which aims to push long-term yields lower. The table on page 8 represents the real yields of various maturities.

Another strategy was positioning the portfolio, in a period of decelerating inflation, to better capture income that is derived from TIPS’ inflation adjustments. For the first six months of 2012, the headline Consumer Price Index slowed to 1.7% from 3.0% in 2011. A slower economic backdrop in the near term portends potentially even slower inflation in 2013, notwithstanding short-term gyrations in commodity prices.

Much more important is that we base our broad strategy on a continual analysis of a variety of inflation and interest rate scenarios. Our goal is simple: to maintain a high level of performance in any type of inflation and interest rate environment.

Gemma Wright-Casparius, Principal

July 27, 2012

9

Inflation-Protected Securities Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VIPSX	VAIPX	VIPIX
Expense Ratio[1]	0.20%	0.11%	0.07%
30-Day SEC Yield[2]	-0.71%	-0.60%	-0.58%

Financial Attributes
		Barclays
		Inflation	Barclays
		Protected	Aggregate
		Securities	Bond
	Fund	Index	Index
Number of Bonds	37	33	7,923
Yield to Maturity
(before expenses)	1.5%	1.5%	2.0%
Average Coupon	1.6%	1.6%	3.8%
Average Duration	8.6 years	8.5 years	5.1 years
Average Maturity	9.6 years	9.3 years	7.1 years
Short-Term
Reserves	0.1%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	98.8%
Other	1.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	Inflation	Barclays
	Protected	Aggregate
	Securities	Bond
	Index	Index
R-Squared	0.99	0.45
Beta	1.00	1.17

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	1.2%
1 - 3 Years	17.0
3 - 5 Years	15.1
5 - 10 Years	32.2
10 - 20 Years	27.1
20 - 30 Years	7.4

Distribution by Credit Quality (% of portfolio)
U.S. Government	98.8%
Aaa	1.2

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares.
2 Yields of inflation-protected securities tend to be lower than those of bonds, because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation.

10

Inflation-Protected Securities Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012
				Barclays
				Inflation
				Protected
				Securities
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	4.55%	12.06%	16.61%	16.57%
2003	3.86	4.14	8.00	8.40
2004	4.79	3.48	8.27	8.46
2005	5.44	-2.85	2.59	2.84
2006	3.40	-2.97	0.43	0.41
2007	5.90	5.69	11.59	11.63
2008	4.62	-7.47	-2.85	-2.35
2009	1.86	8.94	10.80	11.41
2010	2.58	3.59	6.17	6.31
2011	4.56	8.68	13.24	13.56
2012	1.82	2.12	3.94	4.04
Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	6/29/2000	11.76%	8.10%	4.00%	2.98%	6.98%
Admiral Shares	6/10/2005	11.91	8.22	4.20[1]	2.02[1]	6.221
Institutional Shares	12/12/2003	11.95	8.25	4.20[1]	2.10[1]	6.30[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

11

Inflation-Protected Securities Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/13	514,875	660,632
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/14	1,564,100	2,022,516
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/14	1,027,000	1,152,832
	United States Treasury Inflation Indexed Bonds	2.000%	7/15/14	822,845	1,064,492
	United States Treasury Inflation Indexed Bonds	1.625%	1/15/15	847,215	1,085,162
1	United States Treasury Inflation Indexed Bonds	0.500%	4/15/15	1,228,600	1,354,754
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/15	717,725	923,683
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/16	698,750	896,601
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/16	2,144,000	2,327,051
	United States Treasury Inflation Indexed Bonds	2.500%	7/15/16	408,425	532,939
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/17	751,025	989,416
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/17	1,009,500	1,079,993
	United States Treasury Inflation Indexed Bonds	2.625%	7/15/17	712,325	939,803
	United States Treasury Inflation Indexed Bonds	1.625%	1/15/18	827,600	1,038,033
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/18	936,500	1,141,467
	United States Treasury Inflation Indexed Bonds	2.125%	1/15/19	761,850	977,692
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	923,750	1,191,711
	United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	1,022,000	1,265,297
	United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	1,236,100	1,515,624
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	1,770,000	2,144,141
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	1,833,000	2,086,129
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	2,044,900	2,201,889
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,213,770	1,952,657
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	966,698	1,430,929
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	857,389	1,313,565
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	787,125	1,083,985
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	683,890	1,501,875
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	770,200	1,146,520
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	864,200	1,956,047
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	56,500	118,131
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	685,630	1,037,440
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	887,500	1,332,841
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	944,300	1,011,110
Total U.S. Government and Agency Obligations (Cost $37,394,366)					42,476,957

12

Inflation-Protected Securities Fund

				Market
				Value
			Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund (Cost $51,647)	0.148%		51,646	51,647
Total Investments (99.5%) (Cost $37,446,013)				42,528,604

		Expiration
		Date	Contracts
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price 134.50		7/27/12	(2,566)	(722
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price 132.00		7/27/12	(2,566)	(642)
Total Liability for Options Written (Premiums received $1,468)				(1,364)
Other Assets and Liabilities (0.5%)
Other Assets				387,541
Other Liabilities				(157,208)
				230,333
Net Assets (100%)				42,757,573

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	36,917,098
Undistributed Net Investment Income	536,201
Accumulated Net Realized Gains	215,367
Unrealized Appreciation (Depreciation)
Investment Securities	5,082,591
Futures Contracts	6,211
Options on Futures Contracts	105
Net Assets	42,757,573

13

Inflation-Protected Securities Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 1,119,030,223 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,341,912
Net Asset Value Per Share—Investor Shares	$14.60

Admiral Shares—Net Assets
Applicable to 510,095,225 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,630,016
Net Asset Value Per Share—Admiral Shares	$28.68

Institutional Shares—Net Assets
Applicable to 1,008,890,898 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,785,645
Net Asset Value Per Share—Institutional Shares	$11.68

• See Note A in Notes to Financial Statements

1 Securities with a value of $30,034,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
 See accompanying Notes, which are an integral part of the Financial Statements.

14

Inflation-Protected Securities Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Interest[1]	792,360
Total Income	792,360
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,419
Management and Administrative—Investor Shares	12,525
Management and Administrative—Admiral Shares	4,536
Management and Administrative—Institutional Shares	1,483
Marketing and Distribution—Investor Shares	2,282
Marketing and Distribution—Admiral Shares	1,739
Marketing and Distribution—Institutional Shares	1,688
Custodian Fees	105
Shareholders’ Reports—Investor Shares	159
Shareholders’ Reports—Admiral Shares	26
Shareholders’ Reports—Institutional Shares	48
Trustees’ Fees and Expenses	18
Total Expenses	27,028
Net Investment Income	765,332
Realized Net Gain (Loss)
Investment Securities Sold	341,056
Futures Contracts	(12,929)
Options on Futures Contracts	(1,354)
Realized Net Gain (Loss)	326,773
Change in Unrealized Appreciation (Depreciation)
Investment Securities	518,225
Futures Contracts	6,969
Options on Futures Contracts	105
Change in Unrealized Appreciation (Depreciation)	525,299
Net Increase (Decrease) in Net Assets Resulting from Operations	1,617,404
1 Interest income from an affiliated company of the fund was $194,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Inflation-Protected Securities Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	765,332	1,514,981
Realized Net Gain (Loss)	326,773	279,739
Change in Unrealized Appreciation (Depreciation)	525,299	2,607,212
Net Increase (Decrease) in Net Assets Resulting from Operations	1,617,404	4,401,932
Distributions
Net Investment Income
Investor Shares	(72,735)	(589,272)
Admiral Shares	(71,619)	(529,978)
Institutional Shares	(59,966)	(395,423)
Realized Capital Gain
Investor Shares	—	(19,064)
Admiral Shares	—	(16,843)
Institutional Shares	—	(12,623)
Total Distributions	(204,320)	(1,563,203)
Capital Share Transactions
Investor Shares	569,336	1,101,680
Admiral Shares	618,760	1,106,980
Institutional Shares	1,036,480	1,933,200
Net Increase (Decrease) from Capital Share Transactions	2,224,576	4,141,860
Total Increase (Decrease)	3,637,660	6,980,589
Net Assets
Beginning of Period	39,119,913	32,139,324
End of Period[1]	42,757,573	39,119,913
1 Net Assets - End of Period includes undistributed (overdistributed) net investment income of $536,201,000 and ($24,811,000)

See accompanying Notes, which are an integral part of the Financial Statements.

16

Inflation-Protected Securities Fund

Financial Highlights

Investor Shares
Six Months						Feb. 1,	Year
	Ended					2007, to	Ended
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,	Jan. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007[1]	2007
Net Asset Value,
Beginning of Period	$14.11	$13.00	$12.55	$11.52	$12.45	$11.80	$12.18
Investment Operations
Net Investment Income	.257	.568	.319	.210	.614	.651	.483
Net Realized and
Unrealized Gain (Loss)
on Investments	.298	1.127	.448	1.034	(.930)	.646	(.437)
Total from
Investment Operations	.555	1.695	.767	1.244	(.316)	1.297	.046
Distributions
Dividends from
Net Investment Income	(.065)	(.567)	(.317)	(.214)	(.614)	(.647)	(.407)
Distributions from
Realized Capital Gains	—	(.018)	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	(.019)
Total Distributions	(.065)	(.585)	(.317)	(.214)	(.614)	(.647)	(.426)
Net Asset Value,
End of Period	$14.60	$14.11	$13.00	$12.55	$11.52	$12.45	$11.80

Total Return[2]	3.94%	13.24%	6.17%	10.80%	-2.85%	11.40%	0.43%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$16,342	$15,220	$12,979	$12,946	$8,593	$6,662	$5,361
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.22%	0.25%	0.20%	0.20%[3]	0.20%
Ratio of Net Investment
Income to Average
Net Assets	3.66%	4.21%	2.48%	2.00%	5.02%	5.92%[3]	3.87%
Portfolio Turnover Rate	25%	28%	29%	14%	28%	21%	53%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 The fund's fiscal year-end changed from January 31 to December 31, effective December, 2007.
2 Total returns do not include account service fees that may have applied to the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.

17

Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares
Six Months						Feb. 1,	Year
	Ended					2007, to	Ended
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,	Jan. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007[1]	2007
Net Asset Value,
Beginning of Period	$27.71	$25.54	$24.65	$22.62	$24.45	$23.17	$23.91
Investment Operations
Net Investment Income	.520	1.140	.654	.441	1.226	1.299	.971
Net Realized and
Unrealized Gain (Loss)
on Investments	.593	2.202	.888	2.037	(1.829)	1.278	(.858)
Total from
Investment Operations	1.113	3.342	1.542	2.478	(.603)	2.577	.113
Distributions
Dividends from
Net Investment Income	(.143)	(1.137)	(.652)	(.448)	(1.227)	(1.297)	(.815)
Distributions from
Realized Capital Gains	—	(.035)	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	(.038)
Total Distributions	(.143)	(1.172)	(.652)	(.448)	(1.227)	(1.297)	(.853)
Net Asset Value,
End of Period	$28.68	$27.71	$25.54	$24.65	$22.62	$24.45	$23.17

Total Return	4.02%	13.29%	6.31%	10.96%	-2.78%	11.54%	0.53%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$14,630	$13,533	$11,440	$8,723	$4,726	$3,487	$2,523
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.11%	0.11%[2]	0.11%
Ratio of Net Investment
Income to Average
Net Assets	3.76%	4.30%	2.59%	2.13%	5.11%	6.01%[2]	3.96%
Portfolio Turnover Rate	25%	28%	29%	14%	28%	21%	53%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 The fund's fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2 Annualized.

18

Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares
Six Months						Feb. 1,	Year
	Ended					2007, to	Ended
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,	Jan. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007[1]	2007
Net Asset Value,
Beginning of Period	$11.29	$10.40	$10.04	$9.21	$9.96	$9.44	$9.74
Investment Operations
Net Investment Income	.214	.468	.271	.181	.502	.532	.398
Net Realized and
Unrealized Gain
(Loss) on Investments	.237	.903	.359	.834	(.751)	.521	(.348)
Total from
Investment Operations	.451	1.371	.630	1.015	(.249)	1.053	.050
Distributions
Dividends from
Net Investment Income	(.061)	(.467)	(.270)	(.185)	(.501)	(.533)	(.335)
Distributions from
Realized Capital Gains	—	(.014)	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	(.015)
Total Distributions	(.061)	(.481)	(.270)	(.185)	(.501)	(.533)	(.350)
Net Asset Value,
End of Period	$11.68	$11.29	$10.40	$10.04	$9.21	$9.96	$9.44

Total Return	4.00%	13.39%	6.33%	11.03%	-2.81%	11.58%	0.57%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$11,786	$10,367	$7,720	$5,931	$3,250	$2,248	$1,673
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.08%	0.08%[2]	0.08%
Ratio of Net Investment
Income to Average
Net Assets	3.79%	4.34%	2.63%	2.16%	5.14%	6.04%[2]	3.99%
Portfolio Turnover Rate	25%	28%	29%	14%	28%	21%	53%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 The fund's fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2 Annualized.

19

Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Options on futures contracts are also valued based upon their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

20

Inflation-Protected Securities Fund

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $6,474,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.59% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	42,476,957	—
Temporary Cash Investments	51,647	—	—
Futures Contracts—Assets[1]	24,122	—	—
Futures Contracts—Liabilities[1]	(6,328)	—	—
Liability for Options Written	(1,364)	—	—
Total	68,077	42,476,957	—
1 Represents variation margin on the last day of the reporting period.

21

Inflation-Protected Securities Fund

D. At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	September 2012	(4,075)	(602,972)	2,782
Ultra Long U.S. Treasury Bond	September 2012	(1,550)	(258,608)	3,429

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund had realized losses totaling $105,724,000 through December 31, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At June 30, 2012, the cost of investment securities for tax purposes was $37,551,737,000. Net unrealized appreciation of investment securities for tax purposes was $4,976,867,000, consisting of unrealized gains of $4,981,715,000 on securities that had risen in value since their purchase and $4,848,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $7,731,338,000 of investment securities and sold $5,146,146,000 of investment securities, other than temporary cash investments.

The following table summarizes the fund’s options written during the six months ended June 30, 2012:

	Number of	Premiums
	Contracts	Received
Options	(000)	(000)
Balance at December 31, 2011	—	—
Options written	10,002	2,976
Options expired	(2,435)	(971)
Options closed	(2,435)	(537)
Options exercised	—	—
Options open at June 30, 2012	5,132	1,468

22

Inflation-Protected Securities Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,593,542	180,550	4,985,772	364,254
Issued in Lieu of Cash Distributions	66,305	4,598	558,901	40,703
Redeemed	(2,090,511)	(144,882)	(4,442,993)	(324,301)
Net Increase (Decrease)—Investor Shares	569,336	40,266	1,101,680	80,656
Admiral Shares
Issued	2,151,140	75,975	4,044,902	150,180
Issued in Lieu of Cash Distributions	64,488	2,276	490,179	18,179
Redeemed	(1,596,868)	(56,516)	(3,428,101)	(127,939)
Net Increase (Decrease)—Admiral Shares	618,760	21,735	1,106,980	40,420
Institutional Shares
Issued	2,301,301	200,194	3,972,147	360,928
Issued in Lieu of Cash Distributions	56,538	4,898	385,233	35,047
Redeemed	(1,321,359)	(114,636)	(2,424,180)	(219,693)
Net Increase (Decrease)—Institutional Shares	1,036,480	90,456	1,933,200	176,282

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,039.40	$1.01
Admiral Shares	1,000.00	1,040.24	0.51
Institutional Shares	1,000.00	1,040.02	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.52	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

25

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Inflation-Protected Securities Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

26

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the fund’s bonds will fluctuate in response to a change in “real” interest rates—meaning rates without inflation expectations built in. Real interest rates are reflected in market yields for inflation-adjusted securities. To see how the fund’s bond values could change, multiply the average duration by the change in real rates. For example, if the average duration were five years, then the value of the fund’s bonds would decline by about 5% if real interest rates rose by 1 percentage point. Conversely, if real rates fell by a percentage point, the value of the bonds would rise about 5%.

Average Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. In general, the longer the average maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” For this report, credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

27

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. This term generally refers to the rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates. For the Inflation-Protected Securities Fund, the calculation is modified by adding in the inflation adjustment made over the past 12 months. This change results in a figure more directly comparable to the yield-to-maturity figures for other types of bond funds. (An unmodified yield to maturity is used in calculating the fund’s 30-Day SEC Yield.)

28

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1192 082012

Semiannual Report | June 30, 2012
Vanguard Total Bond Market II Index Fund

> For the six months ended June 30, 2012, Vanguard Total Bond Market II Index Fund returned 2.31% for Investor Shares and 2.34% for Institutional Shares, in line with its target index.

> Interest rates declined, and the yield on the benchmark 10-year Treasury note slid to a record low.

> Returns of Treasury securities, a significant component of the fund, fluctuated in response to investor concerns about U.S. economic growth and Europe’s fiscal challenges.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	100
Trustees Approve Advisory Arrangement.	102
Glossary.	103

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Total Bond Market II Index Fund
Investor Shares	1.81%	1.25%	1.06%	2.31%
Institutional Shares	1.88	1.28	1.06	2.34
Barclays U.S. Aggregate Float Adjusted Index				2.42
Intermediate Investment-Grade Debt Funds
Average				3.51
Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares are designed for eligible institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2011, Through June 30, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market II Index Fund
Investor Shares	$10.87	$10.97	$0.134	$0.015
Institutional Shares	10.87	10.97	0.138	0.015

Chairman’s Letter

Dear Shareholder,

Over the past six months, two notable factors affected the broad U.S. investment-grade bond market. First, investors continued to agonize over the prospect of ongoing fiscal turmoil in the Eurozone and a steady drumbeat of discouraging reports about the progress of economic recovery in the United States. Second, the Federal Reserve Board continued to buy bonds in an effort to stimulate the U.S. economy.

When seeking protection from growing uncertainty, many investors gravitate toward the relative safety of U.S. Treasury securities, which constitute more than one-third of the Total Bond Market II Index Fund portfolio. Their purchases, together with the Fed’s, tended to push bond prices higher and yields lower. (Bond prices and yields move in opposite directions.)

Overall, the Total Bond Market II Index Fund produced a total return of 2.31% for Investor Shares and 2.34% for Institutional Shares. This result was in line with that of its benchmark, the Barclays U.S. Aggregate Float Adjusted Index (+2.42%), but trailed the average return of the fund’s peer group (+3.51%).

The fund’s 30-day SEC yield, which stood at 2.14% for Investor Shares on December 31, 2011, declined to 1.81% on June 30, 2012. The yields were a bit higher for Institutional Shares because of their lower cost.

In case you missed our announcement last month, George U. “Gus” Sauter, managing director and chief investment officer of Vanguard, has announced his intention to retire at the end of 2012. It’s hard to overstate the contributions that Gus has made to Vanguard in his 25-year career. He honed the strategy and built the team that have helped make Vanguard a world leader in indexing, he developed our active quantitative equity strategies, and he has been our chief investment officer since 2003.

We’re fortunate that Mortimer J. “Tim” Buckley, managing director, will succeed Gus. Tim has been a member of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year, but I did want to mention the news in case you hadn’t heard.

Europe’s continuing woes are likely to remain with us
Throughout the six-month period, the markets were preoccupied with Europe’s debt troubles. Early on, when the news seemed good, investors bought stocks. As conditions seemed to worsen, however, they turned away from stocks to the perceived safety of Treasury securities. Vanguard economists expect the Eurozone to remain a trouble spot. They believe the most likely scenario is that it will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

Market Barometer
			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

CPI
Consumer Price Index	1.69%	1.66%	1.95%

The demand for Treasuries, together with Fed policy, helped push the yield of the benchmark 10-year U.S. Treasury note below 1.5% for the first time; it closed at a record low of 1.47% on June 1. (It’s important for investors to understand that low bond yields do imply lower future returns.) Municipal bonds remained a bright spot, delivering a return of more than 3%.

As the period drew to a close, the Fed announced that it would extend its bond-buying program, which is aimed at lowering yields at the longer end of the interest rate spectrum, in view of sluggish economic growth. The Fed is also maintaining a parallel policy at the shorter end of the yield curve. As it has since December 2008, the Fed held its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

Despite a decline toward the end, U.S. stocks posted strong returns
Although U.S. stocks entered negative territory toward the end of the reporting period as the news from Europe worsened, they were the standout performers for the six months as a whole, returning about 9%.

Domestic equities seemed to benefit from the perception that they offered some shelter from the storms roiling European markets. International stocks didn’t fare as well, returning about 3%. European stocks

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Total Bond Market II Index Fund	0.12%	0.05%	0.89%

The fund expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the fund’s annualized expense ratios were 0.12% for Investor Shares and 0.05% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Intermediate Investment-Grade Debt Funds.

were the weakest performers. Returns for emerging markets and the developed markets of the Pacific region were restrained by signs of slowing growth.

Investors tried to reduce risk in an unusually uncertain market
Corporate bonds, which make up about one-fifth of the Total Bond Market II Index Fund, returned 4.6% during the six-month period. Mortgage-backed securities, which make up just under one-third of the fund, returned 1.7%. These securities are backed by pools of residential mortgage loans.

Returns on Treasuries varied widely from the first quarter of 2012 to the second quarter. For the first three months, Treasuries in aggregate returned –1.3% amid investor enthusiasm for stocks and high-yield bonds, only to rebound sharply with a return of 2.8% from April through June. Overall, Treasuries produced a total return of 1.5% for the first half of 2012.

The fund’s performance was in line with that of its benchmark index after taking into account operating expenses that a mutual fund has but an index doesn’t. The fund lagged the average return of peer-group funds, most likely because of its comparatively shorter duration and higher credit quality.

Duration is a gauge of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. As you know, during a period of declining interest rates, longer-duration portfolios tend to outperform those with shorter durations.

Today, investors of all stripes are paying attention to costs
As an institutional investor, you’re well aware of the impact of costs on a portfolio’s performance. I probably don’t have to tell you that the savings on expense ratios can compound over time, creating powerful returns.

Lately, we’ve begun to see individual investors catch on to a cost-focused investing strategy. According to Vanguard’s research, individuals have increased their attention to investing costs, gravitating toward low-cost options. Our report—Costs Matter: Are Fund Investors Voting With Their Feet?—is available at vanguard. com/research.

What individuals are beginning to realize is something that institutional money managers have long known. Even when the markets are roiled with economic uncertainty in the United States and abroad, investors of all stripes can control one significant contributor to performance: investment costs. We believe that our core principles of diversification and balanced asset allocation are likely to benefit recent converts to the low-cost approach as well as longtime institutional adherents.

Thank you for entrusting your institution’s assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 24, 2012

Total Bond Market II Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VTBIX	VTBNX
Expense Ratio[1]	0.12%	0.05%
30-Day SEC Yield	1.81%	1.88%

Financial Attributes
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	4,797	7,923
Yield to Maturity
(before expenses)	1.9%	2.0%
Average Coupon	3.8%	3.7%
Average Duration	5.1 years	5.2 years
Average Maturity	7.1 years	7.2 years
Short-Term
Reserves	1.2%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.2%
Commercial Mortgage-Backed	2.0
Finance	7.1
Foreign	5.6
Government Mortgage-Backed	25.8
Industrial	11.9
Treasury/Agency	43.1
Utilities	2.4
Other	1.9

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
Spliced
Barclays
Aggregate
FA Index
R-Squared	0.99
Beta	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	3.4%
1 - 3 Years	25.7
3 - 5 Years	28.0
5 - 10 Years	29.3
10 - 20 Years	3.6
20 - 30 Years	9.7
Over 30 Years	0.3

Distribution by Credit Quality (% of portfolio)
Treasury/Agency	69.0%
Aaa	5.0
Aa	3.9
A	11.9
Baa	10.2

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 25, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.12% for Investor Shares and 0.05% for Institutional Shares.

Total Bond Market II Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2009, Through June 30, 2012
				Spliced
				Barclays
				Aggregate
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2009	3.68%	2.60%	6.28%	6.82%
2010	3.42	3.00	6.42	6.58
2011	3.11	4.48	7.59	7.92
2012	1.25	1.06	2.31	2.42

Spliced Barclays U.S. Aggregate Float Adjusted Index: Barclays U.S. Aggregate Bond Index through December 31, 2009; Barclays U.S. Aggregate Float Adjusted Index thereafter.
Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	1/26/2009	7.41%	3.35%	3.25%	6.60%
Institutional Shares	2/17/2009	7.50	3.39	3.22	6.61

See Financial Highlights for dividend and capital gains information.

Total Bond Market II Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (69.4%)
U.S. Government Securities (38.5%)
United States Treasury Note/Bond	1.750%	4/15/13	57,750	58,436
United States Treasury Note/Bond	0.625%	4/30/13	152,025	152,501
United States Treasury Note/Bond	1.375%	5/15/13	232,800	235,091
United States Treasury Note/Bond	0.500%	5/31/13	9,095	9,116
United States Treasury Note/Bond	3.500%	5/31/13	16,300	16,781
United States Treasury Note/Bond	1.125%	6/15/13	69,850	70,428
United States Treasury Note/Bond	0.375%	6/30/13	89,505	89,603
United States Treasury Note/Bond	3.375%	6/30/13	31,200	32,160
United States Treasury Note/Bond	0.375%	7/31/13	67,365	67,438
United States Treasury Note/Bond	3.375%	7/31/13	19,225	19,868
United States Treasury Note/Bond	0.750%	8/15/13	264,600	266,005
United States Treasury Note/Bond	3.125%	8/31/13	92,875	95,937
United States Treasury Note/Bond	0.750%	9/15/13	142,475	143,277
United States Treasury Note/Bond	0.125%	9/30/13	45,283	45,191
United States Treasury Note/Bond	3.125%	9/30/13	156,925	162,466
United States Treasury Note/Bond	0.500%	10/15/13	30,725	30,802
United States Treasury Note/Bond	0.250%	10/31/13	17,995	17,984
United States Treasury Note/Bond	4.250%	11/15/13	67,775	71,429
United States Treasury Note/Bond	0.250%	11/30/13	157,000	156,878
United States Treasury Note/Bond	2.000%	11/30/13	36,550	37,424
United States Treasury Note/Bond	0.750%	12/15/13	7,525	7,573
United States Treasury Note/Bond	1.500%	12/31/13	8,760	8,915
United States Treasury Note/Bond	1.000%	1/15/14	2,550	2,577
United States Treasury Note/Bond	0.250%	1/31/14	45,125	45,083
United States Treasury Note/Bond	1.750%	1/31/14	24,550	25,102
United States Treasury Note/Bond	1.250%	2/15/14	162,830	165,246
United States Treasury Note/Bond	0.250%	2/28/14	18,000	17,980
United States Treasury Note/Bond	1.875%	2/28/14	38,375	39,359
United States Treasury Note/Bond	1.250%	3/15/14	42,785	43,460
United States Treasury Note/Bond	1.750%	3/31/14	60,000	61,481
United States Treasury Note/Bond	1.250%	4/15/14	392,710	399,092
United States Treasury Note/Bond	1.875%	4/30/14	311,850	320,572
United States Treasury Note/Bond	1.000%	5/15/14	161,990	163,989
United States Treasury Note/Bond	4.750%	5/15/14	95,050	102,876
United States Treasury Note/Bond	2.250%	5/31/14	77,400	80,218
United States Treasury Note/Bond	0.750%	6/15/14	296,690	299,286
United States Treasury Note/Bond	0.250%	6/30/14	70,500	70,412
United States Treasury Note/Bond	2.625%	6/30/14	92,820	97,069
United States Treasury Note/Bond	0.625%	7/15/14	295,900	297,566

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.625%	7/31/14	107,125	112,163
United States Treasury Note/Bond	4.250%	8/15/14	119,225	129,024
United States Treasury Note/Bond	2.375%	8/31/14	107,725	112,421
United States Treasury Note/Bond	0.250%	9/15/14	20,535	20,490
United States Treasury Note/Bond	2.375%	9/30/14	199,295	208,389
United States Treasury Note/Bond	0.500%	10/15/14	724,509	727,110
United States Treasury Note/Bond	2.375%	10/31/14	178,315	186,617
United States Treasury Note/Bond	0.375%	11/15/14	298,225	298,365
United States Treasury Note/Bond	4.250%	11/15/14	280,000	305,595
United States Treasury Note/Bond	2.125%	11/30/14	121,075	126,164
United States Treasury Note/Bond	0.250%	12/15/14	453,845	452,638
United States Treasury Note/Bond	2.625%	12/31/14	250,725	264,751
United States Treasury Note/Bond	0.250%	1/15/15	117,320	116,972
United States Treasury Note/Bond	2.250%	1/31/15	105,850	110,928
United States Treasury Note/Bond	0.250%	2/15/15	209,419	208,699
United States Treasury Note/Bond	4.000%	2/15/15	33,370	36,498
United States Treasury Note/Bond	11.250%	2/15/15	159,350	204,292
United States Treasury Note/Bond	2.375%	2/28/15	1,000	1,053
United States Treasury Note/Bond	0.375%	3/15/15	153,775	153,703
United States Treasury Note/Bond	0.375%	4/15/15	397,780	397,593
United States Treasury Note/Bond	0.250%	5/15/15	134,075	133,509
United States Treasury Note/Bond	4.125%	5/15/15	126,175	139,463
United States Treasury Note/Bond	2.125%	5/31/15	925	971
United States Treasury Note/Bond	0.375%	6/15/15	412,250	411,928
United States Treasury Note/Bond	1.875%	6/30/15	21,250	22,160
United States Treasury Note/Bond	4.250%	8/15/15	34,850	38,939
United States Treasury Note/Bond	10.625%	8/15/15	1,775	2,334
United States Treasury Note/Bond	1.250%	10/31/15	108,835	111,538
United States Treasury Note/Bond	4.500%	11/15/15	29,850	33,838
United States Treasury Note/Bond	9.875%	11/15/15	69,875	91,777
United States Treasury Note/Bond	1.375%	11/30/15	124,425	128,119
United States Treasury Note/Bond	2.000%	1/31/16	2,115	2,226
United States Treasury Note/Bond	4.500%	2/15/16	367,825	420,240
United States Treasury Note/Bond	9.250%	2/15/16	17,000	22,299
United States Treasury Note/Bond	2.125%	2/29/16	9,406	9,950
United States Treasury Note/Bond	2.375%	3/31/16	41,800	44,634
United States Treasury Note/Bond	2.000%	4/30/16	28,250	29,799
United States Treasury Note/Bond	5.125%	5/15/16	183,025	214,941
United States Treasury Note/Bond	7.250%	5/15/16	48,425	60,743
United States Treasury Note/Bond	1.750%	5/31/16	164,425	171,952
United States Treasury Note/Bond	3.250%	5/31/16	3,050	3,367
United States Treasury Note/Bond	1.500%	6/30/16	5,350	5,545
United States Treasury Note/Bond	4.875%	8/15/16	22,875	26,842
United States Treasury Note/Bond	1.000%	8/31/16	1,200	1,220
United States Treasury Note/Bond	3.000%	8/31/16	84,375	92,667
United States Treasury Note/Bond	1.000%	9/30/16	5,980	6,075
United States Treasury Note/Bond	3.000%	9/30/16	72,150	79,320
United States Treasury Note/Bond	1.000%	10/31/16	38,240	38,832
United States Treasury Note/Bond	3.125%	10/31/16	312,950	346,054
United States Treasury Note/Bond	0.875%	11/30/16	8,333	8,418
United States Treasury Note/Bond	2.750%	11/30/16	249,165	271,861
United States Treasury Note/Bond	3.250%	12/31/16	395,775	440,917
United States Treasury Note/Bond	0.875%	1/31/17	32,625	32,916
United States Treasury Note/Bond	3.125%	1/31/17	212,675	236,035
United States Treasury Note/Bond	4.625%	2/15/17	33,425	39,389
United States Treasury Note/Bond	0.875%	2/28/17	15,521	15,659

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.000%	2/28/17	5,300	5,859
United States Treasury Note/Bond	1.000%	3/31/17	44,405	45,036
United States Treasury Note/Bond	3.250%	3/31/17	115,650	129,293
United States Treasury Note/Bond	0.875%	4/30/17	25	25
United States Treasury Note/Bond	3.125%	4/30/17	341,550	380,401
United States Treasury Note/Bond	4.500%	5/15/17	1,725	2,036
United States Treasury Note/Bond	8.750%	5/15/17	56,744	78,520
United States Treasury Note/Bond	0.625%	5/31/17	119,560	119,055
United States Treasury Note/Bond	2.750%	5/31/17	210,580	231,078
United States Treasury Note/Bond	0.750%	6/30/17	127,275	127,454
United States Treasury Note/Bond	2.500%	6/30/17	89,625	97,327
United States Treasury Note/Bond	2.375%	7/31/17	155,425	167,884
United States Treasury Note/Bond	8.875%	8/15/17	41,325	58,172
United States Treasury Note/Bond	1.875%	8/31/17	87,600	92,445
United States Treasury Note/Bond	1.875%	9/30/17	389,675	411,169
United States Treasury Note/Bond	4.250%	11/15/17	3,865	4,560
United States Treasury Note/Bond	2.625%	1/31/18	2,575	2,823
United States Treasury Note/Bond	3.500%	2/15/18	37,050	42,411
United States Treasury Note/Bond	2.625%	4/30/18	26,125	28,680
United States Treasury Note/Bond	3.875%	5/15/18	55,038	64,463
United States Treasury Note/Bond	9.125%	5/15/18	7,300	10,746
United States Treasury Note/Bond	2.375%	5/31/18	33,300	36,099
United States Treasury Note/Bond	2.375%	6/30/18	130,475	141,545
United States Treasury Note/Bond	4.000%	8/15/18	69,750	82,578
United States Treasury Note/Bond	1.500%	8/31/18	94,750	97,800
United States Treasury Note/Bond	1.375%	9/30/18	252,665	258,825
United States Treasury Note/Bond	1.750%	10/31/18	227,205	237,856
United States Treasury Note/Bond	3.750%	11/15/18	202,750	237,599
United States Treasury Note/Bond	1.375%	11/30/18	75,000	76,746
United States Treasury Note/Bond	1.375%	12/31/18	145,000	148,307
United States Treasury Note/Bond	1.250%	1/31/19	30,775	31,213
United States Treasury Note/Bond	1.375%	2/28/19	97,675	99,781
United States Treasury Note/Bond	1.500%	3/31/19	72,320	74,388
United States Treasury Note/Bond	3.125%	5/15/19	46,400	52,758
United States Treasury Note/Bond	1.125%	5/31/19	40,000	40,094
United States Treasury Note/Bond	1.000%	6/30/19	70,625	70,107
United States Treasury Note/Bond	3.625%	8/15/19	281,550	330,424
United States Treasury Note/Bond	8.125%	8/15/19	13,700	20,338
United States Treasury Note/Bond	3.375%	11/15/19	244,743	283,329
United States Treasury Note/Bond	3.625%	2/15/20	26,240	30,889
United States Treasury Note/Bond	8.500%	2/15/20	26	40
United States Treasury Note/Bond	3.500%	5/15/20	164,995	192,915
United States Treasury Note/Bond	2.625%	8/15/20	159,770	175,972
United States Treasury Note/Bond	8.750%	8/15/20	65,755	103,780
United States Treasury Note/Bond	2.625%	11/15/20	225,095	247,605
United States Treasury Note/Bond	7.875%	2/15/21	80,550	123,279
United States Treasury Note/Bond	3.125%	5/15/21	290,295	330,710
United States Treasury Note/Bond	2.125%	8/15/21	145,060	152,586
United States Treasury Note/Bond	8.125%	8/15/21	42,550	66,877
United States Treasury Note/Bond	2.000%	11/15/21	199,390	206,867
United States Treasury Note/Bond	8.000%	11/15/21	9,450	14,847
United States Treasury Note/Bond	2.000%	2/15/22	248,910	257,428
United States Treasury Note/Bond	1.750%	5/15/22	210,492	212,399
United States Treasury Note/Bond	7.250%	8/15/22	75	115
United States Treasury Note/Bond	7.625%	11/15/22	150	236
United States Treasury Note/Bond	7.125%	2/15/23	2,675	4,094

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	6.250%	8/15/23	228,370	331,956
United States Treasury Note/Bond	7.500%	11/15/24	9,650	15,606
United States Treasury Note/Bond	6.875%	8/15/25	93,000	145,371
United States Treasury Note/Bond	6.000%	2/15/26	11,060	16,229
United States Treasury Note/Bond	6.750%	8/15/26	43,150	67,739
United States Treasury Note/Bond	6.500%	11/15/26	12,215	18,844
United States Treasury Note/Bond	6.625%	2/15/27	4,150	6,490
United States Treasury Note/Bond	6.375%	8/15/27	6,850	10,560
United States Treasury Note/Bond	6.125%	11/15/27	350	529
United States Treasury Note/Bond	5.500%	8/15/28	30,775	44,340
United States Treasury Note/Bond	5.250%	11/15/28	80,842	113,861
United States Treasury Note/Bond	5.250%	2/15/29	21,575	30,461
United States Treasury Note/Bond	6.125%	8/15/29	106,930	165,323
United States Treasury Note/Bond	6.250%	5/15/30	3,435	5,427
United States Treasury Note/Bond	5.375%	2/15/31	82,375	120,165
United States Treasury Note/Bond	4.750%	2/15/37	163,000	227,488
United States Treasury Note/Bond	5.000%	5/15/37	3,584	5,179
United States Treasury Note/Bond	4.375%	2/15/38	49,200	65,382
United States Treasury Note/Bond	4.500%	5/15/38	4,079	5,526
United States Treasury Note/Bond	3.500%	2/15/39	99,630	115,446
United States Treasury Note/Bond	4.250%	5/15/39	240,000	313,951
United States Treasury Note/Bond	4.500%	8/15/39	43,566	59,202
United States Treasury Note/Bond	4.375%	11/15/39	133,905	178,637
United States Treasury Note/Bond	4.625%	2/15/40	81,805	113,338
United States Treasury Note/Bond	4.375%	5/15/40	99,820	133,244
United States Treasury Note/Bond	3.875%	8/15/40	39,235	48,382
United States Treasury Note/Bond	4.250%	11/15/40	103,577	135,686
United States Treasury Note/Bond	4.750%	2/15/41	262,402	371,257
United States Treasury Note/Bond	4.375%	5/15/41	24,535	32,820
United States Treasury Note/Bond	3.125%	11/15/41	102,730	110,611
United States Treasury Note/Bond	3.125%	2/15/42	354,935	381,942
United States Treasury Note/Bond	3.000%	5/15/42	20,000	20,991
				21,888,459
Agency Bonds and Notes (4.5%)
Egypt Government AID Bonds	4.450%	9/15/15	5,725	6,406
1 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	2,075	2,101
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,050	1,097
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	1,800	1,878
1 Federal Farm Credit Banks	3.875%	10/7/13	3,250	3,395
1 Federal Farm Credit Banks	1.125%	2/27/14	5,650	5,720
1 Federal Farm Credit Banks	2.625%	4/17/14	28,627	29,782
1 Federal Farm Credit Banks	3.000%	9/22/14	2,075	2,193
1 Federal Farm Credit Banks	1.625%	11/19/14	5,850	6,012
1 Federal Farm Credit Banks	0.500%	6/23/15	4,000	3,997
1 Federal Farm Credit Banks	1.500%	11/16/15	3,000	3,087
1 Federal Farm Credit Banks	4.875%	12/16/15	425	486
1 Federal Farm Credit Banks	1.050%	3/28/16	2,000	2,024
1 Federal Farm Credit Banks	5.125%	8/25/16	3,475	4,091
1 Federal Farm Credit Banks	4.875%	1/17/17	8,500	10,020
1 Federal Farm Credit Banks	5.150%	11/15/19	5,325	6,676
1 Federal Home Loan Banks	5.125%	8/14/13	2,480	2,613
1 Federal Home Loan Banks	4.000%	9/6/13	9,175	9,572
1 Federal Home Loan Banks	5.250%	9/13/13	4,450	4,712
1 Federal Home Loan Banks	4.500%	9/16/13	6,575	6,906
1 Federal Home Loan Banks	3.625%	10/18/13	7,370	7,682
1 Federal Home Loan Banks	0.375%	11/27/13	81,780	81,805

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Federal Home Loan Banks	4.875%	11/27/13	6,475	6,882
1 Federal Home Loan Banks	3.125%	12/13/13	2,675	2,781
1 Federal Home Loan Banks	0.875%	12/27/13	15,000	15,116
1 Federal Home Loan Banks	0.375%	1/29/14	11,000	11,004
1 Federal Home Loan Banks	1.375%	5/28/14	61,600	62,759
1 Federal Home Loan Banks	2.500%	6/13/14	4,975	5,174
1 Federal Home Loan Banks	5.250%	6/18/14	2,665	2,918
1 Federal Home Loan Banks	5.500%	8/13/14	9,675	10,708
1 Federal Home Loan Banks	4.500%	11/14/14	4,650	5,087
1 Federal Home Loan Banks	2.750%	12/12/14	22,925	24,192
1 Federal Home Loan Banks	3.125%	3/11/16	16,175	17,601
1 Federal Home Loan Banks	5.375%	5/18/16	18,800	22,155
1 Federal Home Loan Banks	5.625%	6/13/16	825	952
1 Federal Home Loan Banks	5.125%	10/19/16	9,725	11,475
1 Federal Home Loan Banks	4.750%	12/16/16	12,580	14,756
1 Federal Home Loan Banks	4.875%	5/17/17	10,500	12,552
1 Federal Home Loan Banks	1.000%	6/21/17	8,925	8,955
1 Federal Home Loan Banks	4.875%	9/8/17	595	709
1 Federal Home Loan Banks	5.000%	11/17/17	7,850	9,484
1 Federal Home Loan Banks	5.375%	8/15/18	5,250	6,519
1 Federal Home Loan Banks	4.125%	3/13/20	17,255	20,399
1 Federal Home Loan Banks	5.250%	12/11/20	5,000	6,305
1 Federal Home Loan Banks	5.625%	6/11/21	5,275	6,828
1 Federal Home Loan Banks	5.375%	8/15/24	1,585	2,057
1 Federal Home Loan Banks	5.500%	7/15/36	7,225	9,796
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	5,475	5,714
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	14,825	15,521
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	24,240	24,247
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	16,250	17,253
2 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	52,370	52,386
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	2,000	2,065
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	21,895	23,288
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	33,025	33,579
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	25,650	26,642
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	16,275	17,794
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	23,075	24,310
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	12,000	12,148
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	5,555	5,618
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	6,225	6,302
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	5,950	5,955
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	2,100	2,068
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	14,800	14,905
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	78,650	78,965
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	985	1,086
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	5,450	6,077
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	7,670	8,146
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	35,000	34,998
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	31,780	35,450
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	20,000	20,750
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,400	1,638
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	29,725	31,767
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	775	921
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	37,845	39,739
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	19,175	22,744
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	18,000	18,073
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,952

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	50,000	50,708
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	37,975	38,028
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	12,750	12,756
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	14,141
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	7,125	8,634
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	8,805	10,662
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	29,000	33,427
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	35,175	35,961
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	47,800	49,138
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,625	5,488
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,050	24,691
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	7,295	10,867
2 Federal National Mortgage Assn.	3.875%	7/12/13	6,050	6,273
2 Federal National Mortgage Assn.	0.500%	8/9/13	38,691	38,777
2 Federal National Mortgage Assn.	1.250%	8/20/13	35,425	35,806
2 Federal National Mortgage Assn.	4.625%	10/15/13	12,625	13,316
2 Federal National Mortgage Assn.	2.875%	12/11/13	8,775	9,092
2 Federal National Mortgage Assn.	0.750%	12/18/13	44,900	45,153
2 Federal National Mortgage Assn.	5.125%	1/2/14	1,175	1,255
2 Federal National Mortgage Assn.	1.250%	2/27/14	30,220	30,661
2 Federal National Mortgage Assn.	2.750%	3/13/14	14,075	14,645
2 Federal National Mortgage Assn.	4.125%	4/15/14	35,025	37,375
2 Federal National Mortgage Assn.	2.500%	5/15/14	61,195	63,629
2 Federal National Mortgage Assn.	1.125%	6/27/14	6,050	6,139
2 Federal National Mortgage Assn.	0.875%	8/28/14	60,175	60,758
2 Federal National Mortgage Assn.	3.000%	9/16/14	9,075	9,586
2 Federal National Mortgage Assn.	4.625%	10/15/14	16,100	17,630
2 Federal National Mortgage Assn.	0.625%	10/30/14	2,370	2,380
2 Federal National Mortgage Assn.	2.625%	11/20/14	39,895	41,947
2 Federal National Mortgage Assn.	0.750%	12/19/14	30,000	30,211
2 Federal National Mortgage Assn.	0.375%	3/16/15	46,000	45,856
2 Federal National Mortgage Assn.	5.000%	4/15/15	5,450	6,127
2 Federal National Mortgage Assn.	0.500%	5/27/15	19,000	18,994
2 Federal National Mortgage Assn.	0.500%	7/2/15	14,700	14,682
2 Federal National Mortgage Assn.	2.375%	7/28/15	5,525	5,835
2 Federal National Mortgage Assn.	2.000%	9/21/15	12,595	13,147
2 Federal National Mortgage Assn.	4.375%	10/15/15	22,325	25,070
2 Federal National Mortgage Assn.	1.625%	10/26/15	79,455	82,148
2 Federal National Mortgage Assn.	5.000%	3/15/16	12,025	13,930
2 Federal National Mortgage Assn.	2.375%	4/11/16	27,250	28,956
2 Federal National Mortgage Assn.	5.250%	9/15/16	12,450	14,740
2 Federal National Mortgage Assn.	1.250%	9/28/16	47,995	48,891
2 Federal National Mortgage Assn.	1.375%	11/15/16	37,670	38,547
2 Federal National Mortgage Assn.	1.250%	1/30/17	21,100	21,458
2 Federal National Mortgage Assn.	5.000%	2/13/17	64,225	76,159
2 Federal National Mortgage Assn.	1.125%	4/27/17	70,100	70,772
2 Federal National Mortgage Assn.	5.000%	5/11/17	11,275	13,449
2 Federal National Mortgage Assn.	5.375%	6/12/17	2,800	3,397
2 Federal National Mortgage Assn.	0.000%	10/9/19	6,640	5,464
2 Federal National Mortgage Assn.	6.250%	5/15/29	5,550	8,002
2 Federal National Mortgage Assn.	7.125%	1/15/30	8,520	13,401
2 Federal National Mortgage Assn.	7.250%	5/15/30	10,675	17,043
2 Federal National Mortgage Assn.	6.625%	11/15/30	9,495	14,389
2 Federal National Mortgage Assn.	5.625%	7/15/37	3,246	4,626
1 Financing Corp.	9.800%	4/6/18	850	1,249
1 Financing Corp.	10.350%	8/3/18	100	152

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Financing Corp.	9.650%	11/2/18	2,375	3,520
1	Financing Corp.	9.700%	4/5/19	425	643
	Israel Government AID Bond	5.500%	9/18/23	6,375	8,313
	Israel Government AID Bond	5.500%	12/4/23	1,050	1,365
	Israel Government AID Bond	5.500%	4/26/24	6,200	8,047
	Private Export Funding Corp.	3.050%	10/15/14	4,000	4,232
	Private Export Funding Corp.	1.375%	2/15/17	1,000	1,017
	Private Export Funding Corp.	2.250%	12/15/17	1,775	1,876
	Private Export Funding Corp.	4.375%	3/15/19	3,217	3,797
	Private Export Funding Corp.	4.300%	12/15/21	3,035	3,601
	Private Export Funding Corp.	2.800%	5/15/22	1,125	1,179
	Private Export Funding Corp.	2.450%	7/15/24	2,200	2,177
	Resolution Funding Corp.	8.125%	10/15/19	100	145
	Resolution Funding Corp.	8.875%	7/15/20	100	153
1	Tennessee Valley Authority	5.500%	7/18/17	6,400	7,792
1	Tennessee Valley Authority	4.500%	4/1/18	9,125	10,780
1	Tennessee Valley Authority	3.875%	2/15/21	5,170	5,978
1	Tennessee Valley Authority	6.750%	11/1/25	550	803
1	Tennessee Valley Authority	7.125%	5/1/30	8,975	13,902
1	Tennessee Valley Authority	4.650%	6/15/35	1,425	1,711
1	Tennessee Valley Authority	5.880%	4/1/36	4,265	5,957
1	Tennessee Valley Authority	5.500%	6/15/38	850	1,139
1	Tennessee Valley Authority	5.250%	9/15/39	3,150	4,135
1	Tennessee Valley Authority	4.875%	1/15/48	14,075	17,672
1	Tennessee Valley Authority	5.375%	4/1/56	2,770	3,806
1	Tennessee Valley Authority	4.625%	9/15/60	3,365	4,102
					2,578,980
Conventional Mortgage-Backed Securities (25.4%)
[2,3,4] Fannie Mae Pool		2.500%	3/1/27–7/1/27	54,045	55,738
[2,3,4] Fannie Mae Pool		3.000%	1/1/27–7/1/42	327,964	342,956
[2,3,4] Fannie Mae Pool		3.500%	11/1/31–11/1/40	841,193	886,931
[2,3,4] Fannie Mae Pool		4.000%	6/1/18–7/1/42	1,240,326	1,323,789
[2,3,4] Fannie Mae Pool		4.500%	2/1/18–7/1/42	1,039,218	1,116,586
[2,3,4] Fannie Mae Pool		5.000%	3/1/17–7/1/42	934,672	1,012,803
[2,3,4] Fannie Mae Pool		5.500%	9/1/14–7/1/42	788,948	863,286
[2,3,4] Fannie Mae Pool		6.000%	9/1/13–7/1/42	585,467	645,233
[2,3,4] Fannie Mae Pool		6.500%	4/1/16–7/1/42	215,693	243,484
[2,3]	Fannie Mae Pool	7.000%	9/1/14–12/1/38	45,929	52,425
[2,3]	Fannie Mae Pool	7.500%	7/1/30–12/1/32	521	604
[2,3]	Fannie Mae Pool	8.000%	12/1/29	59	69
[2,3,4] Freddie Mac Gold Pool		2.500%	7/1/27	32,175	33,080
[2,3,4] Freddie Mac Gold Pool		3.000%	7/1/27–7/1/42	217,100	226,809
[2,3,4] Freddie Mac Gold Pool		3.500%	8/1/25–7/1/42	410,792	431,933
[2,3,4] Freddie Mac Gold Pool		4.000%	7/1/13–7/1/42	720,018	764,027
[2,3,4] Freddie Mac Gold Pool		4.500%	8/1/12–7/1/42	716,323	765,166
[2,3,4] Freddie Mac Gold Pool		5.000%	4/1/17–7/1/42	595,350	639,781
[2,3,4] Freddie Mac Gold Pool		5.500%	12/1/13–7/1/42	589,040	640,583
[2,3,4] Freddie Mac Gold Pool		6.000%	4/1/13–7/1/42	367,222	403,598
[2,3]	Freddie Mac Gold Pool	6.500%	6/1/13–9/1/39	106,075	119,278
[2,3]	Freddie Mac Gold Pool	7.000%	6/1/15–12/1/38	24,519	27,786
[2,3]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	255	296
[2,3]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	310	360
[2,3]	Freddie Mac Gold Pool	8.500%	6/1/25	63	73
[3,4]	Ginnie Mae I Pool	3.000%	7/1/42	5,450	5,661
[3,4]	Ginnie Mae I Pool	3.500%	2/15/26–7/1/42	112,333	120,275
[3,4]	Ginnie Mae I Pool	4.000%	8/15/18–7/1/42	287,481	314,118

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4]	Ginnie Mae I Pool	4.500%	6/15/18–9/1/42	462,435	507,171
3	Ginnie Mae I Pool	5.000%	12/15/17–7/1/42	289,277	318,865
3	Ginnie Mae I Pool	5.500%	4/15/17–6/15/41	179,076	199,449
3	Ginnie Mae I Pool	6.000%	4/15/17–12/15/40	150,551	169,380
3	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	48,067	55,068
3	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	2,185	2,520
3	Ginnie Mae I Pool	7.500%	12/15/23	57	66
3	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	121	141
3	Ginnie Mae I Pool	9.000%	11/15/17–12/15/17	125	143
[3,4]	Ginnie Mae II Pool	3.000%	2/20/27–7/1/42	12,083	12,706
[3,4]	Ginnie Mae II Pool	3.500%	9/20/25–7/1/42	290,412	310,447
[3,4]	Ginnie Mae II Pool	4.000%	9/20/25–7/1/42	458,069	500,125
[3,4]	Ginnie Mae II Pool	4.500%	8/20/33–7/1/42	576,681	635,600
3	Ginnie Mae II Pool	5.000%	12/20/32–7/1/42	412,360	455,843
3	Ginnie Mae II Pool	5.500%	12/20/33–12/20/41	144,046	159,806
3	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	68,841	77,176
3	Ginnie Mae II Pool	6.500%	10/20/28–7/20/39	21,000	23,977
3	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	2,548	2,918
					14,468,129
Nonconventional Mortgage-Backed Securities (1.0%)
[2,3,5] Fannie Mae Pool		1.797%	4/1/37	1,788	1,859
[2,3,5] Fannie Mae Pool		2.393%	9/1/34	600	640
[2,3,5] Fannie Mae Pool		2.400%	2/1/37	1,094	1,140
[2,3,5] Fannie Mae Pool		2.437%	1/1/35	1,445	1,550
[2,3,5] Fannie Mae Pool		2.485%	12/1/35	1,783	1,915
[2,3,5] Fannie Mae Pool		2.512%	12/1/35	3,600	3,851
[2,3]	Fannie Mae Pool	2.547%	12/1/40	5,849	6,040
[2,3]	Fannie Mae Pool	2.569%	10/1/40	5,510	5,691
[2,3,5] Fannie Mae Pool		2.596%	2/1/36	1,156	1,179
[2,3,5] Fannie Mae Pool		2.685%	11/1/33	834	904
[2,3,5] Fannie Mae Pool		2.725%	1/1/37	945	1,014
[2,3,5] Fannie Mae Pool		2.794%	8/1/35–2/1/36	3,840	4,039
[2,3]	Fannie Mae Pool	2.801%	3/1/42	10,102	10,533
[2,3]	Fannie Mae Pool	2.823%	1/1/42	6,072	6,342
[2,3]	Fannie Mae Pool	2.826%	3/1/41	5,984	6,228
[2,3,5] Fannie Mae Pool		2.842%	5/1/35	1,132	1,210
[2,3,5] Fannie Mae Pool		2.844%	3/1/37	3,858	4,065
[2,3,5] Fannie Mae Pool		2.846%	3/1/37	896	944
[2,3,5] Fannie Mae Pool		2.869%	2/1/37	1,508	1,603
[2,3,5] Fannie Mae Pool		2.877%	4/1/36	3,706	3,972
[2,3]	Fannie Mae Pool	2.924%	12/1/40	4,181	4,347
[2,3,5] Fannie Mae Pool		2.973%	3/1/37	1,037	1,115
[2,3,5] Fannie Mae Pool		2.977%	10/1/36	943	1,027
[2,3]	Fannie Mae Pool	3.019%	3/1/41	2,581	2,694
[2,3]	Fannie Mae Pool	3.076%	2/1/41	4,498	4,685
[2,3]	Fannie Mae Pool	3.126%	2/1/41	3,462	3,621
[2,3]	Fannie Mae Pool	3.135%	12/1/40	4,013	4,195
[2,3]	Fannie Mae Pool	3.159%	2/1/41	5,535	5,771
[2,3]	Fannie Mae Pool	3.175%	12/1/40	5,832	6,100
[2,3]	Fannie Mae Pool	3.207%	9/1/40	4,625	4,834
[2,3]	Fannie Mae Pool	3.210%	8/1/40	3,923	4,101
[2,3]	Fannie Mae Pool	3.246%	10/1/40	9,004	9,421
[2,3]	Fannie Mae Pool	3.267%	11/1/40	4,168	4,361
[2,3]	Fannie Mae Pool	3.290%	1/1/40	2,343	2,448
[2,3]	Fannie Mae Pool	3.298%	1/1/41	5,067	5,411
[2,3]	Fannie Mae Pool	3.368%	5/1/40	2,337	2,449

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[2,3]	Fannie Mae Pool	3.370%	1/1/40	7,144	7,469
[2,3,5] Fannie Mae Pool		3.434%	6/1/37	514	543
[2,3]	Fannie Mae Pool	3.448%	12/1/39	9,797	10,246
[2,3]	Fannie Mae Pool	3.503%	5/1/40	2,017	2,118
[2,3]	Fannie Mae Pool	3.521%	10/1/39	2,051	2,149
[2,3]	Fannie Mae Pool	3.532%	3/1/40	9,868	10,356
[2,3]	Fannie Mae Pool	3.580%	8/1/39	2,271	2,391
[2,3]	Fannie Mae Pool	3.599%	4/1/41	4,758	5,004
[2,3]	Fannie Mae Pool	3.604%	11/1/39	1,207	1,265
[2,3]	Fannie Mae Pool	3.626%	11/1/39	2,120	2,224
[2,3,5] Fannie Mae Pool		3.641%	12/1/35	1,968	2,093
[2,3]	Fannie Mae Pool	3.677%	7/1/39	1,936	2,030
[2,3]	Fannie Mae Pool	3.702%	5/1/40	11,926	12,546
[2,3]	Fannie Mae Pool	3.769%	2/1/40	10,121	10,872
[2,3]	Fannie Mae Pool	3.829%	9/1/40	6,178	6,711
[2,3,5] Fannie Mae Pool		3.949%	8/1/37	5,689	5,948
[2,3,5] Fannie Mae Pool		4.028%	7/1/35	960	999
[2,3]	Fannie Mae Pool	4.203%	12/1/39	6,669	7,112
[2,3]	Fannie Mae Pool	4.483%	11/1/34	3,094	3,286
[2,3,5] Fannie Mae Pool		4.604%	3/1/37	1,309	1,402
[2,3,5] Fannie Mae Pool		4.633%	8/1/35	1,324	1,409
[2,3,5] Fannie Mae Pool		4.821%	10/1/38	4,678	5,014
[2,3]	Fannie Mae Pool	4.926%	7/1/38	636	684
[2,3]	Fannie Mae Pool	4.998%	12/1/33	600	641
[2,3]	Fannie Mae Pool	5.011%	11/1/33	419	448
[2,3]	Fannie Mae Pool	5.104%	3/1/38	3,319	3,600
[2,3]	Fannie Mae Pool	5.228%	7/1/36	1,699	1,837
[2,3]	Fannie Mae Pool	5.259%	7/1/38	144	155
[2,3]	Fannie Mae Pool	5.361%	12/1/35	948	1,025
[2,3]	Fannie Mae Pool	5.412%	8/1/38	80	87
[2,3]	Fannie Mae Pool	5.504%	4/1/37	167	180
[2,3]	Fannie Mae Pool	5.564%	5/1/36	615	668
[2,3]	Fannie Mae Pool	5.709%	4/1/37	2,654	2,883
[2,3]	Fannie Mae Pool	5.738%	12/1/37	3,181	3,418
[2,3,5] Fannie Mae Pool		5.821%	8/1/37	1,330	1,425
[2,3]	Fannie Mae Pool	5.889%	4/1/36	651	701
[2,3]	Fannie Mae Pool	5.903%	6/1/36	266	287
[2,3]	Fannie Mae Pool	5.940%	11/1/36	889	962
[2,3]	Fannie Mae Pool	5.948%	10/1/37	1,444	1,569
[2,3]	Fannie Mae Pool	6.020%	7/1/37	564	610
[2,3,5] Fannie Mae Pool		6.180%	9/1/37	2,228	2,327
[2,3,5] Freddie Mac Non Gold Pool		2.194%	4/1/37	2,133	2,192
[2,3,5] Freddie Mac Non Gold Pool		2.319%	6/1/37	802	823
[2,3,5] Freddie Mac Non Gold Pool		2.331%	3/1/37	51	53
[2,3,5] Freddie Mac Non Gold Pool		2.362%	12/1/34	2,495	2,659
[2,3,5] Freddie Mac Non Gold Pool		2.375%	11/1/34–4/1/37	4,090	4,347
[2,3,5] Freddie Mac Non Gold Pool		2.422%	1/1/37	1,237	1,313
[2,3,5] Freddie Mac Non Gold Pool		2.517%	12/1/34	939	994
[2,3]	Freddie Mac Non Gold Pool	2.565%	2/1/42	4,345	4,525
[2,3,5] Freddie Mac Non Gold Pool		2.584%	12/1/36	1,575	1,666
[2,3]	Freddie Mac Non Gold Pool	2.629%	12/1/40	5,805	6,007
[2,3,5] Freddie Mac Non Gold Pool		2.631%	1/1/35	137	149
[2,3,5] Freddie Mac Non Gold Pool		2.672%	3/1/37	54	58
[2,3,5] Freddie Mac Non Gold Pool		2.673%	3/1/37	2,933	3,104
[2,3]	Freddie Mac Non Gold Pool	2.707%	12/1/40	9,845	10,202
[2,3,5] Freddie Mac Non Gold Pool		2.732%	6/1/37	1,349	1,444

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[2,3,5] Freddie Mac Non Gold Pool		2.734%	3/1/36	2,008	2,158
[2,3]	Freddie Mac Non Gold Pool	2.754%	11/1/40	2,310	2,397
[2,3]	Freddie Mac Non Gold Pool	2.824%	1/1/41	6,982	7,225
[2,3,5] Freddie Mac Non Gold Pool		2.890%	4/1/35	81	86
[2,3,5] Freddie Mac Non Gold Pool		2.895%	4/1/37	1,995	2,074
[2,3,5] Freddie Mac Non Gold Pool		2.925%	3/1/37	1,331	1,405
[2,3]	Freddie Mac Non Gold Pool	2.982%	2/1/41	7,204	7,520
[2,3]	Freddie Mac Non Gold Pool	3.092%	3/1/41	3,134	3,276
[2,3,5] Freddie Mac Non Gold Pool		3.114%	7/1/35	848	901
[2,3]	Freddie Mac Non Gold Pool	3.137%	11/1/40	4,409	4,611
[2,3]	Freddie Mac Non Gold Pool	3.271%	6/1/40	2,280	2,387
[2,3]	Freddie Mac Non Gold Pool	3.351%	5/1/40	1,536	1,610
[2,3]	Freddie Mac Non Gold Pool	3.355%	4/1/40	5,731	6,001
[2,3]	Freddie Mac Non Gold Pool	3.454%	5/1/40	1,821	1,910
[2,3]	Freddie Mac Non Gold Pool	3.502%	8/1/40	6,491	6,978
[2,3]	Freddie Mac Non Gold Pool	3.571%	11/1/39	7,258	7,616
[2,3]	Freddie Mac Non Gold Pool	3.611%	6/1/40	8,166	8,591
[2,3]	Freddie Mac Non Gold Pool	3.614%	6/1/40	3,387	3,563
[2,3]	Freddie Mac Non Gold Pool	3.628%	6/1/37	1,898	2,026
[2,3]	Freddie Mac Non Gold Pool	3.630%	1/1/40	3,131	3,287
[2,3]	Freddie Mac Non Gold Pool	3.676%	9/1/40	5,989	6,310
[2,3]	Freddie Mac Non Gold Pool	3.975%	3/1/40	9,376	9,891
[2,3]	Freddie Mac Non Gold Pool	4.678%	5/1/38	654	701
[2,3]	Freddie Mac Non Gold Pool	4.893%	12/1/35	6,250	6,577
[2,3]	Freddie Mac Non Gold Pool	5.020%	10/1/36	2,735	2,948
[2,3]	Freddie Mac Non Gold Pool	5.043%	7/1/38	1,675	1,801
[2,3]	Freddie Mac Non Gold Pool	5.236%	3/1/38	2,340	2,541
[2,3]	Freddie Mac Non Gold Pool	5.364%	12/1/35	1,017	1,057
[2,3]	Freddie Mac Non Gold Pool	5.506%	2/1/36	892	965
[2,3]	Freddie Mac Non Gold Pool	5.509%	1/1/38	1,998	2,156
[2,3]	Freddie Mac Non Gold Pool	5.539%	3/1/37	615	663
[2,3]	Freddie Mac Non Gold Pool	5.615%	3/1/37	278	295
[2,3]	Freddie Mac Non Gold Pool	5.721%	9/1/36	3,432	3,688
[2,3]	Freddie Mac Non Gold Pool	5.725%	11/1/36	536	565
[2,3]	Freddie Mac Non Gold Pool	5.736%	3/1/37	913	986
[2,3]	Freddie Mac Non Gold Pool	5.754%	5/1/36	1,551	1,660
[2,3]	Freddie Mac Non Gold Pool	5.766%	9/1/37	2,197	2,390
[2,3]	Freddie Mac Non Gold Pool	5.792%	8/1/37	1,670	1,828
[2,3]	Freddie Mac Non Gold Pool	5.811%	10/1/37	2,195	2,280
[2,3]	Freddie Mac Non Gold Pool	5.816%	6/1/37	1,784	1,928
[2,3]	Freddie Mac Non Gold Pool	5.846%	5/1/37	4,882	5,311
[2,3]	Freddie Mac Non Gold Pool	5.918%	1/1/37	550	593
[2,3]	Freddie Mac Non Gold Pool	5.926%	12/1/36	712	770
[2,3]	Freddie Mac Non Gold Pool	6.038%	10/1/37	305	330
[2,3]	Freddie Mac Non Gold Pool	6.039%	12/1/36	1,165	1,269
[2,3]	Freddie Mac Non Gold Pool	6.208%	8/1/37	591	643
[2,3]	Freddie Mac Non Gold Pool	6.407%	2/1/37	613	665
[3,5]	Ginnie Mae II Pool	2.375%	6/20/29	60	62
3	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	44,615	46,464
3	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	25,274	26,579
3	Ginnie Mae II Pool	3.500%	1/20/41	4,224	4,450
3	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	32,086	33,841
3	Ginnie Mae II Pool	4.500%	10/20/39	684	737
3	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	1,312	1,392
					547,487
Total U.S. Government and Agency Obligations (Cost $37,921,532)					39,483,055

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities (2.3%)
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.153%	11/10/38	1,549	1,600
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.736%	6/10/39	5,211	5,565
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.877%	7/10/42	14,840	15,549
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.246%	11/10/42	2,530	2,587
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.727%	7/10/43	1,655	1,745
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.857%	7/10/43	460	504
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.919%	5/10/45	7,560	8,613
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.954%	5/10/45	1,380	1,211
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.372%	9/10/45	9,085	10,138
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.421%	9/10/45	200	214
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.115%	10/10/45	4,765	5,281
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.634%	7/10/46	8,720	9,831
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.366%	9/10/47	1,500	1,490
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.366%	9/10/47	2,505	2,706
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.414%	9/10/47	5,105	5,536
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.448%	9/10/47	890	872
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	6.395%	2/10/51	12,600	14,839
3 Bear Stearns Commercial Mortgage Securities Inc.	5.713%	4/12/38	8,400	9,498
3 Bear Stearns Commercial Mortgage Securities Inc.	5.713%	4/12/38	1,500	1,602
3 Bear Stearns Commercial Mortgage Securities Inc.	4.830%	8/15/38	4,956	4,965
3 Bear Stearns Commercial Mortgage Securities Inc.	5.940%	9/11/38	2,225	2,426
3 Bear Stearns Commercial Mortgage Securities Inc.	5.619%	3/11/39	2,700	2,516
3 Bear Stearns Commercial Mortgage Securities Inc.	5.619%	3/11/39	7,290	8,176
3 Bear Stearns Commercial Mortgage Securities Inc.	4.680%	8/13/39	8,810	8,985
3 Bear Stearns Commercial Mortgage Securities Inc.	4.740%	3/13/40	8,466	8,596
3 Bear Stearns Commercial Mortgage Securities Inc.	5.854%	6/11/40	4,389	4,433
3 Bear Stearns Commercial Mortgage Securities Inc.	5.906%	6/11/40	3,200	3,380
3 Bear Stearns Commercial Mortgage Securities Inc.	5.405%	12/11/40	3,175	3,535
3 Bear Stearns Commercial Mortgage Securities Inc.	5.200%	1/12/41	1,300	1,360
3 Bear Stearns Commercial Mortgage Securities Inc.	4.750%	6/11/41	1,970	1,920
3 Bear Stearns Commercial Mortgage Securities Inc.	5.582%	9/11/41	1,125	1,185
3 Bear Stearns Commercial Mortgage Securities Inc.	5.568%	10/12/41	3,675	3,987
3 Bear Stearns Commercial Mortgage Securities Inc.	4.825%	11/11/41	275	293
3 Bear Stearns Commercial Mortgage Securities Inc.	4.868%	11/11/41	990	1,014
3 Bear Stearns Commercial Mortgage Securities Inc.	4.933%	2/13/42	1,985	2,151
3 Bear Stearns Commercial Mortgage Securities Inc.	5.742%	9/11/42	8,100	9,486
3 Bear Stearns Commercial Mortgage Securities Inc.	5.793%	9/11/42	1,825	1,908
3 Bear Stearns Commercial Mortgage Securities Inc.	5.127%	10/12/42	1,745	1,756

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Bear Stearns Commercial Mortgage Securities Inc.	5.298%	10/12/42	4,125	4,574
3	Bear Stearns Commercial Mortgage Securities Inc.	5.513%	1/12/45	2,475	2,555
3	Bear Stearns Commercial Mortgage Securities Inc.	5.613%	6/11/50	4,297	4,385
3	Bear Stearns Commercial Mortgage Securities Inc.	5.694%	6/11/50	14,180	16,218
3	Bear Stearns Commercial Mortgage Securities Inc.	5.700%	6/11/50	6,625	7,621
3	Bear Stearns Commercial Mortgage Securities Inc.	5.915%	6/11/50	3,885	4,128
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	12,975	14,751
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	6,690	8,084
3	Chase Issuance Trust	4.650%	3/15/15	11,375	11,671
3	Chase Issuance Trust	5.400%	7/15/15	3,325	3,470
6	Cie de Financement Foncier SA	2.125%	4/22/13	2,900	2,912
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	7,800	8,449
3	Citibank Credit Card Issuance Trust	4.850%	3/10/17	1,155	1,280
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	1,225	1,345
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	7,150	8,643
3	Citibank Credit Card Issuance Trust	5.350%	2/7/20	400	480
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	1,125	1,136
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	3,520	3,679
3	Citigroup Commercial Mortgage Trust	5.921%	3/15/49	2,000	2,148
3	Citigroup Commercial Mortgage Trust	5.921%	3/15/49	7,075	8,029
3	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	1,525	1,728
3	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	1,435	1,536
3	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	1,825	1,549
3	Citigroup Commercial Mortgage Trust	5.889%	12/10/49	1,875	1,949
3	Citigroup Commercial Mortgage Trust	5.889%	12/10/49	9,145	10,469
3	Citigroup Commercial Mortgage Trust	6.276%	12/10/49	8,810	10,310
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.394%	7/15/44	2,475	2,682
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.394%	7/15/44	6,975	7,760
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	7,000	8,002
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	4,150	4,352
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	2,974	2,980
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	6,395	7,066
[3,6]	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	2,065	2,201
3	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	2,487	2,528
3	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	8,273	8,619
3	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	11,980	13,248
3	Commercial Mortgage Pass Through Certificates	5.941%	6/10/46	9,400	10,465
3	Commercial Mortgage Pass Through Certificates	5.966%	6/10/46	1,815	1,904
3	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	1,168	1,168
3	Commercial Mortgage Pass Through Certificates	6.006%	12/10/49	6,825	7,932
3	Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	7,026	7,274
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	5,850	6,348
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	2,009	1,998
3	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	5,816	5,908
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	520	552

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 Credit Suisse First Boston Mortgage
Securities Corp.	5.100%	8/15/38	6,775	7,474
3 Credit Suisse First Boston Mortgage
Securities Corp.	5.190%	8/15/38	1,375	1,366
3 Credit Suisse First Boston Mortgage
Securities Corp.	5.230%	12/15/40	1,525	1,501
3 Credit Suisse Mortgage Capital Certificates	6.008%	6/15/38	5,675	6,435
3 Credit Suisse Mortgage Capital Certificates	6.008%	6/15/38	350	372
3 Credit Suisse Mortgage Capital Certificates	5.593%	2/15/39	2,225	2,256
3 Credit Suisse Mortgage Capital Certificates	5.593%	2/15/39	10,725	11,982
3 Credit Suisse Mortgage Capital Certificates	5.593%	2/15/39	2,800	3,016
3 Credit Suisse Mortgage Capital Certificates	5.869%	6/15/39	12,160	13,199
3 Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	550	547
3 Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	7,455	8,117
3 Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	2,830	2,945
3 CW Capital Cobalt Ltd.	6.007%	5/15/46	6,645	7,308
3 CW Capital Cobalt Ltd.	5.484%	4/15/47	1,975	2,182
3 Discover Card Master Trust	5.650%	12/15/15	12,320	12,848
3 Discover Card Master Trust	5.650%	3/16/20	4,776	5,758
3 Ford Credit Auto Owner Trust	2.420%	11/15/14	2,200	2,221
3 Ford Credit Auto Owner Trust	2.150%	6/15/15	6,800	6,898
3 Ford Credit Auto Owner Trust	1.150%	6/15/17	3,525	3,560
3 GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	3,886	3,979
3 GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	2,545	2,561
3 GE Capital Commercial Mortgage Corp.	5.481%	3/10/44	11,475	12,737
3 GE Capital Commercial Mortgage Corp.	5.481%	3/10/44	2,825	2,848
3 GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	4,460	4,916
3 GE Capital Commercial Mortgage Corp.	5.486%	11/10/45	2,725	2,802
3 GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	4,300	4,687
3 GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	1,134	1,145
3 GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	825	864
3 GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	48	48
3 GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	3,175	3,366
3 GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	1,055	1,107
3 Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	862	864
3 Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	51	51
3 Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	4,375	4,526
3 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	4,875	5,141
3 Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	928	925
3 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	7,925	8,661
3 Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	1,900	1,879
3 Greenwich Capital Commercial Funding Corp.	6.071%	7/10/38	2,275	2,589
3 Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	640	618
3 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	12,827	13,860
3 Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	1,775	1,770
3 GS Mortgage Securities Corp. II	5.506%	4/10/38	2,271	2,284
3 GS Mortgage Securities Corp. II	5.553%	4/10/38	8,350	9,286
3 GS Mortgage Securities Corp. II	5.622%	4/10/38	1,725	1,762
3 GS Mortgage Securities Corp. II	5.396%	8/10/38	8,575	9,154
3 GS Mortgage Securities Corp. II	4.608%	1/10/40	3,291	3,306
3 GS Mortgage Securities Corp. II	3.707%	8/10/44	1,500	1,606
3 GS Mortgage Securities Corp. II	3.482%	1/10/45	6,250	6,491
3 GS Mortgage Securities Corp. II	3.377%	5/10/45	3,825	3,929
3 Honda Auto Receivables Owner Trust	1.800%	4/17/17	1,475	1,500
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.050%	12/12/34	2,315	2,317

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.654%	1/12/37	1,225	1,245
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.985%	1/12/37	3,187	3,231
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.255%	7/12/37	425	435
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.376%	7/12/37	442	441
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.540%	8/12/37	800	798
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.879%	1/12/38	11,143	11,576
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.404%	1/12/39	4,625	4,807
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.774%	6/12/41	10,500	11,305
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.780%	7/15/42	1,535	1,614
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.502%	1/12/43	1,000	959
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.475%	4/15/43	3,350	3,750
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.635%	12/12/44	1,100	1,094
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.404%	12/15/44	1,480	1,581
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.483%	12/15/44	585	586
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.064%	4/15/45	710	758
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.064%	4/15/45	9,120	10,250
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.064%	4/15/45	1,355	1,165
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.593%	5/12/45	4,180	4,320
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	3.507%	5/15/45	4,875	5,019
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	5/15/45	1,720	1,840
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.447%	5/15/45	4,715	4,981
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	3.483%	6/15/45	3,816	3,906
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	6/12/47	6,180	6,943
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.009%	6/15/49	5,610	5,972
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.794%	2/12/51	19,976	22,321
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.855%	2/12/51	2,340	2,344
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.088%	2/12/51	1,400	1,512
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.882%	2/15/51	6,620	7,518

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	6,975	7,391
3 LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	4,850	5,219
3 LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	2,845	3,091
3 LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	6,855	7,551
3 LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	925	1,008
3 LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	2,590	2,590
3 LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	1,723	1,745
3 LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	10,700	10,860
3 LB-UBS Commercial Mortgage Trust	4.685%	7/15/32	620	635
3 LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	6,425	6,652
3 LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	9,600	9,841
3 LB-UBS Commercial Mortgage Trust	5.378%	11/15/38	1,585	1,597
3 LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	13,965	15,621
3 LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	1,250	1,419
3 LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	1,176	1,257
3 LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	3,900	4,397
3 LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	7,800	8,742
3 LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	1,700	1,744
3 LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	750	719
3 LB-UBS Commercial Mortgage Trust	6.314%	4/15/41	13,125	15,525
3 LB-UBS Commercial Mortgage Trust	6.314%	4/15/41	1,970	2,058
3 LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	12,345	14,075
3 Merrill Lynch Mortgage Trust	5.236%	11/12/35	6,360	6,631
3 Merrill Lynch Mortgage Trust	5.107%	7/12/38	636	674
3 Merrill Lynch Mortgage Trust	5.848%	5/12/39	9,440	10,762
3 Merrill Lynch Mortgage Trust	5.848%	5/12/39	625	671
3 Merrill Lynch Mortgage Trust	4.747%	6/12/43	890	973
3 Merrill Lynch Mortgage Trust	5.782%	8/12/43	1,965	2,035
3 Merrill Lynch Mortgage Trust	5.291%	1/12/44	8,790	9,825
3 Merrill Lynch Mortgage Trust	6.041%	6/12/50	15,155	17,027
3 Merrill Lynch Mortgage Trust	5.425%	2/12/51	1,108	1,115
3 Merrill Lynch Mortgage Trust	5.690%	2/12/51	7,450	8,527
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	6.093%	6/12/46	13,225	15,111
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.456%	7/12/46	300	305
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.378%	8/12/48	7,615	8,169
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.590%	9/12/49	1,416	1,423
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.700%	9/12/49	10,995	12,042
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.204%	12/12/49	1,225	1,186
3 Morgan Stanley Capital I Inc.	4.970%	4/14/40	4,040	4,257
3 Morgan Stanley Capital I Inc.	5.110%	6/15/40	9,025	9,567
3 Morgan Stanley Capital I Inc.	5.030%	6/13/41	1,238	1,261
3 Morgan Stanley Capital I Inc.	5.270%	6/13/41	2,185	2,300
3 Morgan Stanley Capital I Inc.	5.987%	8/12/41	775	856
3 Morgan Stanley Capital I Inc.	5.328%	11/12/41	4,385	4,915
3 Morgan Stanley Capital I Inc.	5.360%	11/12/41	2,626	2,738
3 Morgan Stanley Capital I Inc.	4.780%	12/13/41	6,390	6,879
3 Morgan Stanley Capital I Inc.	4.840%	12/13/41	515	509
3 Morgan Stanley Capital I Inc.	4.970%	12/15/41	7,440	7,722
3 Morgan Stanley Capital I Inc.	5.168%	1/14/42	1,500	1,629
3 Morgan Stanley Capital I Inc.	5.823%	6/11/42	9,080	10,570

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 Morgan Stanley Capital I Inc.	5.823%	6/11/42	2,475	2,636
3 Morgan Stanley Capital I Inc.	4.989%	8/13/42	13,445	14,751
3 Morgan Stanley Capital I Inc.	5.073%	8/13/42	1,595	1,582
3 Morgan Stanley Capital I Inc.	5.230%	9/15/42	11,050	12,305
3 Morgan Stanley Capital I Inc.	5.894%	10/15/42	4,080	4,580
3 Morgan Stanley Capital I Inc.	5.898%	10/15/42	1,750	1,587
3 Morgan Stanley Capital I Inc.	5.898%	10/15/42	225	240
3 Morgan Stanley Capital I Inc.	5.369%	11/14/42	7,950	8,789
3 Morgan Stanley Capital I Inc.	6.455%	1/11/43	11,770	14,193
3 Morgan Stanley Capital I Inc.	5.332%	12/15/43	8,360	9,209
3 Morgan Stanley Capital I Inc.	5.600%	3/12/44	11,925	13,362
3 Morgan Stanley Capital I Inc.	5.649%	3/12/44	2,503	2,670
3 Morgan Stanley Capital I Inc.	5.773%	7/12/44	3,425	3,700
3 Morgan Stanley Capital I Inc.	5.793%	7/12/44	1,475	1,433
3 Morgan Stanley Capital I Inc.	3.244%	3/15/45	6,000	6,059
3 Morgan Stanley Capital I Inc.	4.660%	9/13/45	2,465	2,554
3 Morgan Stanley Capital I Inc.	4.985%	6/12/47	1,580	1,573
3 Morgan Stanley Capital I Inc.	5.654%	4/15/49	1,383	1,481
3 Morgan Stanley Capital I Inc.	5.692%	4/15/49	10,255	11,199
3 Morgan Stanley Capital I Inc.	5.544%	11/12/49	1,650	1,756
3 Morgan Stanley Capital I Inc.	5.809%	12/12/49	6,050	6,973
3 Morgan Stanley Capital I Inc.	6.309%	12/12/49	1,975	2,059
3 Morgan Stanley Capital I Inc.	5.090%	10/12/52	786	786
3 Morgan Stanley Capital I Inc.	5.204%	10/12/52	2,775	2,904
3 Morgan Stanley Capital I Inc.	4.770%	7/15/56	1,345	1,345
3 Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	46	46
3 Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	12,568	12,742
3 Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	10,444	10,547
3 Nissan Auto Receivables Owner Trust	5.050%	11/17/14	634	635
6 Northern Rock Asset Management plc	5.625%	6/22/17	1,075	1,153
3 PSE&G Transition Funding LLC	6.890%	12/15/17	6,975	8,139
3 Public Service New Hampshire Funding LLC	6.480%	5/1/15	98	100
3 TIAA Seasoned Commercial Mortgage Trust	5.620%	8/15/39	1,385	1,393
3 Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	110	111
3 Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	467	472
3 Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	1,000	1,032
3 Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	5,075	5,277
3 Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	6,990	7,306
3 Wachovia Bank Commercial Mortgage Trust	5.494%	7/15/41	11,150	11,843
3 Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	10,325	10,834
3 Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	7,030	7,685
3 Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	625	625
3 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	3,520	3,874
3 Wachovia Bank Commercial Mortgage Trust	5.922%	5/15/43	7,320	8,271
3 Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	4,900	5,328
3 Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	665	708
3 Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	1,350	1,293
3 Wachovia Bank Commercial Mortgage Trust	5.378%	10/15/44	10,320	11,328
3 Wachovia Bank Commercial Mortgage Trust	5.378%	10/15/44	535	530
3 Wachovia Bank Commercial Mortgage Trust	5.441%	12/15/44	10,300	11,404
3 Wachovia Bank Commercial Mortgage Trust	5.491%	12/15/44	475	502
3 Wachovia Bank Commercial Mortgage Trust	6.171%	6/15/45	475	525
3 Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	7,115	8,075
3 Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	2,397	2,564
3 Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	5,275	5,615
3 Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	2,400	2,459

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 WF-RBS Commercial Mortgage Trust	3.440%	4/15/45	3,875	4,027
3 WF-RBS Commercial Mortgage Trust	3.431%	6/15/45	2,500	2,559
3 WF-RBS Commercial Mortgage Trust	4.090%	6/15/45	2,200	2,260
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,129,920)				1,317,778
Corporate Bonds (21.1%)
Finance (7.1%)
Banking (4.6%)
3 Abbey National Capital Trust I	8.963%	12/29/49	3,275	3,138
Abbey National Treasury Services plc	2.875%	4/25/14	2,475	2,422
Abbey National Treasury Services plc	4.000%	4/27/16	3,635	3,576
American Express Bank FSB	6.000%	9/13/17	625	739
American Express Centurion Bank	5.950%	6/12/17	650	756
American Express Centurion Bank	6.000%	9/13/17	10,325	12,193
American Express Co.	4.875%	7/15/13	1,575	1,637
American Express Co.	5.500%	9/12/16	1,025	1,170
American Express Co.	6.150%	8/28/17	2,715	3,225
American Express Co.	7.000%	3/19/18	7,625	9,419
American Express Co.	8.125%	5/20/19	2,470	3,293
American Express Co.	8.150%	3/19/38	2,335	3,661
3 American Express Co.	6.800%	9/1/66	2,825	2,945
American Express Credit Corp.	7.300%	8/20/13	15,300	16,373
American Express Credit Corp.	5.125%	8/25/14	5,990	6,470
American Express Credit Corp.	2.750%	9/15/15	7,715	8,002
American Express Credit Corp.	5.300%	12/2/15	2,000	2,241
American Express Credit Corp.	2.800%	9/19/16	13,215	13,796
American Express Credit Corp.	2.375%	3/24/17	16,200	16,610
Associates Corp. of North America	6.950%	11/1/18	100	112
Banco Santander Chile	2.875%	11/13/12	675	674
Bancolombia SA	4.250%	1/12/16	2,700	2,804
Bank of America Corp.	7.375%	5/15/14	4,650	5,003
Bank of America Corp.	5.375%	6/15/14	800	835
Bank of America Corp.	5.125%	11/15/14	2,510	2,618
Bank of America Corp.	4.500%	4/1/15	23,170	23,970
Bank of America Corp.	4.750%	8/1/15	275	286
Bank of America Corp.	3.700%	9/1/15	670	678
Bank of America Corp.	5.250%	12/1/15	1,225	1,267
Bank of America Corp.	3.625%	3/17/16	15,275	15,355
Bank of America Corp.	3.750%	7/12/16	8,695	8,768
Bank of America Corp.	6.500%	8/1/16	32,070	35,228
Bank of America Corp.	5.750%	8/15/16	3,250	3,375
Bank of America Corp.	7.800%	9/15/16	5,000	5,481
Bank of America Corp.	5.625%	10/14/16	14,700	15,628
Bank of America Corp.	5.420%	3/15/17	7,425	7,675
Bank of America Corp.	3.875%	3/22/17	500	509
Bank of America Corp.	6.000%	9/1/17	400	436
Bank of America Corp.	5.750%	12/1/17	2,380	2,540
Bank of America Corp.	5.650%	5/1/18	11,765	12,661
Bank of America Corp.	7.625%	6/1/19	4,620	5,439
Bank of America Corp.	5.625%	7/1/20	17,665	18,925
Bank of America Corp.	5.875%	1/5/21	6,890	7,523
Bank of America Corp.	5.000%	5/13/21	795	817
Bank of America Corp.	5.700%	1/24/22	2,550	2,812
Bank of America Corp.	5.875%	2/7/42	11,050	12,085
Bank of America NA	5.300%	3/15/17	11,900	12,346
Bank of America NA	6.100%	6/15/17	1,975	2,113

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America NA	6.000%	10/15/36	2,225	2,343
Bank of Montreal	2.500%	1/11/17	11,225	11,632
Bank of New York Mellon Corp.	4.300%	5/15/14	5,145	5,495
Bank of New York Mellon Corp.	1.200%	2/20/15	1,700	1,708
Bank of New York Mellon Corp.	4.950%	3/15/15	2,325	2,536
Bank of New York Mellon Corp.	2.500%	1/15/16	4,050	4,198
Bank of New York Mellon Corp.	2.300%	7/28/16	2,679	2,763
Bank of New York Mellon Corp.	2.400%	1/17/17	725	748
Bank of New York Mellon Corp.	1.969%	6/20/17	3,200	3,227
Bank of New York Mellon Corp.	5.450%	5/15/19	3,645	4,301
Bank of New York Mellon Corp.	4.600%	1/15/20	6,975	7,802
Bank of New York Mellon Corp.	3.550%	9/23/21	2,900	3,073
Bank of Nova Scotia	2.375%	12/17/13	7,250	7,424
Bank of Nova Scotia	1.850%	1/12/15	10,220	10,404
Bank of Nova Scotia	3.400%	1/22/15	265	280
Bank of Nova Scotia	2.050%	10/7/15	1,900	1,946
Bank of Nova Scotia	2.900%	3/29/16	145	152
Bank of Nova Scotia	2.550%	1/12/17	1,755	1,823
Bank of Nova Scotia	4.375%	1/13/21	1,570	1,772
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	4,000	4,096
Bank One Corp.	4.900%	4/30/15	975	1,026
Bank One Corp.	7.625%	10/15/26	425	521
Bank One Corp.	8.000%	4/29/27	2,500	3,187
Barclays Bank plc	5.200%	7/10/14	23,220	24,507
Barclays Bank plc	2.750%	2/23/15	4,375	4,386
Barclays Bank plc	3.900%	4/7/15	3,745	3,881
Barclays Bank plc	5.000%	9/22/16	3,390	3,676
Barclays Bank plc	6.750%	5/22/19	3,040	3,548
Barclays Bank plc	5.125%	1/8/20	2,865	3,111
Barclays Bank plc	5.140%	10/14/20	4,745	4,505
BB&T Capital Trust II	6.750%	6/7/36	2,675	2,680
3 BB&T Capital Trust IV	6.820%	6/12/77	2,200	2,204
BB&T Corp.	2.050%	4/28/14	3,280	3,347
BB&T Corp.	5.700%	4/30/14	970	1,051
BB&T Corp.	5.200%	12/23/15	9,270	10,203
BB&T Corp.	3.200%	3/15/16	4,670	4,934
BB&T Corp.	2.150%	3/22/17	3,800	3,852
BB&T Corp.	4.900%	6/30/17	100	110
BB&T Corp.	5.250%	11/1/19	3,750	4,219
BB&T Corp.	3.950%	3/22/22	1,770	1,854
BBVA US Senior SAU	3.250%	5/16/14	4,625	4,394
Bear Stearns Cos. LLC	5.700%	11/15/14	9,825	10,599
Bear Stearns Cos. LLC	5.300%	10/30/15	5,900	6,379
Bear Stearns Cos. LLC	5.550%	1/22/17	2,200	2,386
Bear Stearns Cos. LLC	6.400%	10/2/17	2,650	3,041
Bear Stearns Cos. LLC	7.250%	2/1/18	4,580	5,475
Bear Stearns Cos. LLC	4.650%	7/2/18	425	446
BNP Paribas SA	3.250%	3/11/15	9,355	9,438
BNP Paribas SA	3.600%	2/23/16	5,770	5,846
BNP Paribas SA	5.000%	1/15/21	10,365	10,655
BNY Mellon NA	4.750%	12/15/14	3,350	3,618
Branch Banking & Trust Co.	5.625%	9/15/16	1,875	2,139
Canadian Imperial Bank of Commerce	1.450%	9/13/13	1,565	1,582
Canadian Imperial Bank of Commerce	2.350%	12/11/15	3,620	3,772
Capital One Bank USA NA	8.800%	7/15/19	10,900	13,682
Capital One Financial Corp.	7.375%	5/23/14	645	709

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Capital One Financial Corp.	2.125%	7/15/14	3,395	3,420
	Capital One Financial Corp.	5.500%	6/1/15	6,650	7,235
	Capital One Financial Corp.	3.150%	7/15/16	6,545	6,765
	Capital One Financial Corp.	6.150%	9/1/16	3,150	3,502
	Capital One Financial Corp.	5.250%	2/21/17	1,075	1,172
	Capital One Financial Corp.	6.750%	9/15/17	1,720	2,045
	Capital One Financial Corp.	4.750%	7/15/21	1,545	1,681
[3,6]	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	4,025	4,685
	Citigroup Inc.	5.300%	10/17/12	5,300	5,366
	Citigroup Inc.	5.500%	4/11/13	4,720	4,852
	Citigroup Inc.	6.500%	8/19/13	7,245	7,599
	Citigroup Inc.	6.000%	12/13/13	17,625	18,513
	Citigroup Inc.	5.125%	5/5/14	825	860
	Citigroup Inc.	6.375%	8/12/14	6,510	6,966
	Citigroup Inc.	5.000%	9/15/14	9,120	9,327
	Citigroup Inc.	6.010%	1/15/15	3,635	3,897
	Citigroup Inc.	2.650%	3/2/15	11,900	11,887
	Citigroup Inc.	4.750%	5/19/15	5,635	5,912
	Citigroup Inc.	4.700%	5/29/15	3,650	3,807
	Citigroup Inc.	4.587%	12/15/15	4,695	4,905
	Citigroup Inc.	5.300%	1/7/16	5,550	5,893
	Citigroup Inc.	3.953%	6/15/16	3,965	4,061
	Citigroup Inc.	5.850%	8/2/16	265	287
	Citigroup Inc.	4.450%	1/10/17	10,650	11,170
	Citigroup Inc.	5.500%	2/15/17	12,485	13,082
	Citigroup Inc.	6.000%	8/15/17	4,325	4,752
	Citigroup Inc.	6.125%	11/21/17	13,960	15,448
	Citigroup Inc.	6.125%	5/15/18	13,653	15,248
	Citigroup Inc.	8.500%	5/22/19	18,500	22,922
	Citigroup Inc.	5.375%	8/9/20	14,014	15,183
	Citigroup Inc.	4.500%	1/14/22	9,350	9,642
	Citigroup Inc.	6.625%	6/15/32	1,925	2,012
	Citigroup Inc.	5.875%	2/22/33	3,705	3,621
	Citigroup Inc.	6.000%	10/31/33	4,050	4,060
	Citigroup Inc.	5.850%	12/11/34	1,005	1,066
	Citigroup Inc.	6.125%	8/25/36	6,060	5,938
	Citigroup Inc.	5.875%	5/29/37	4,550	4,964
	Citigroup Inc.	6.875%	3/5/38	18,066	21,950
	Citigroup Inc.	8.125%	7/15/39	1,575	2,159
	Citigroup Inc.	5.875%	1/30/42	2,825	3,090
	Comerica Bank	5.750%	11/21/16	3,775	4,261
	Comerica Bank	5.200%	8/22/17	2,800	3,141
	Comerica Inc.	4.800%	5/1/15	1,100	1,174
	Commonwealth Bank of Australia	1.950%	3/16/15	7,200	7,237
	Compass Bank	6.400%	10/1/17	900	913
	Compass Bank	5.900%	4/1/26	154	145
	Cooperatieve Centrale
	Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	7,630	7,684
	Cooperatieve Centrale
	Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	12,950	13,325
	Cooperatieve Centrale
	Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	12,265	13,115
	Cooperatieve Centrale
	Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	10,750	10,944
	Cooperatieve Centrale
	Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	3,465	3,754

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Countrywide Financial Corp.	6.250%	5/15/16	450	468
Credit Suisse	2.200%	1/14/14	7,625	7,676
Credit Suisse	5.500%	5/1/14	7,790	8,264
Credit Suisse	3.500%	3/23/15	11,985	12,422
Credit Suisse	6.000%	2/15/18	12,965	13,845
Credit Suisse	5.300%	8/13/19	9,750	10,930
Credit Suisse	5.400%	1/14/20	4,575	4,767
Credit Suisse	4.375%	8/5/20	4,250	4,538
Credit Suisse USA Inc.	5.500%	8/15/13	2,575	2,682
Credit Suisse USA Inc.	5.125%	1/15/14	625	656
Credit Suisse USA Inc.	4.875%	1/15/15	2,935	3,142
Credit Suisse USA Inc.	5.125%	8/15/15	4,265	4,626
Credit Suisse USA Inc.	5.375%	3/2/16	855	949
Credit Suisse USA Inc.	7.125%	7/15/32	7,710	10,062
Deutsche Bank AG	3.875%	8/18/14	145	151
Deutsche Bank AG	3.450%	3/30/15	5,900	6,150
Deutsche Bank AG	3.250%	1/11/16	11,195	11,509
Deutsche Bank AG	6.000%	9/1/17	15,190	17,357
Deutsche Bank Financial LLC	5.375%	3/2/15	4,545	4,730
Discover Bank	7.000%	4/15/20	1,350	1,565
Fifth Third Bancorp	3.625%	1/25/16	9,525	10,048
Fifth Third Bancorp	4.500%	6/1/18	725	767
Fifth Third Bancorp	3.500%	3/15/22	5,775	5,832
Fifth Third Bancorp	8.250%	3/1/38	6,246	8,487
Fifth Third Bank	4.750%	2/1/15	2,800	2,988
First Horizon National Corp.	5.375%	12/15/15	7,350	7,732
First Niagara Financial Group Inc.	6.750%	3/19/20	675	765
First Niagara Financial Group Inc.	7.250%	12/15/21	440	493
First Tennessee Bank NA	5.050%	1/15/15	3,574	3,681
Goldman Sachs Capital I	6.345%	2/15/34	5,375	5,066
Goldman Sachs Group Inc.	4.750%	7/15/13	7,425	7,624
Goldman Sachs Group Inc.	5.250%	10/15/13	13,485	14,049
Goldman Sachs Group Inc.	5.150%	1/15/14	3,125	3,245
Goldman Sachs Group Inc.	6.000%	5/1/14	11,620	12,293
Goldman Sachs Group Inc.	5.000%	10/1/14	11,175	11,681
Goldman Sachs Group Inc.	5.125%	1/15/15	8,040	8,401
Goldman Sachs Group Inc.	3.300%	5/3/15	1,475	1,472
Goldman Sachs Group Inc.	3.700%	8/1/15	2,510	2,532
Goldman Sachs Group Inc.	5.350%	1/15/16	14,375	15,088
Goldman Sachs Group Inc.	3.625%	2/7/16	31,340	31,358
Goldman Sachs Group Inc.	5.750%	10/1/16	5,555	5,929
Goldman Sachs Group Inc.	5.625%	1/15/17	4,570	4,796
Goldman Sachs Group Inc.	6.250%	9/1/17	8,980	9,776
Goldman Sachs Group Inc.	5.950%	1/18/18	6,215	6,648
Goldman Sachs Group Inc.	6.150%	4/1/18	7,225	7,819
Goldman Sachs Group Inc.	7.500%	2/15/19	3,255	3,714
Goldman Sachs Group Inc.	5.375%	3/15/20	18,740	19,304
Goldman Sachs Group Inc.	6.000%	6/15/20	18,290	19,464
Goldman Sachs Group Inc.	5.250%	7/27/21	5,725	5,803
Goldman Sachs Group Inc.	5.750%	1/24/22	12,225	12,848
Goldman Sachs Group Inc.	5.950%	1/15/27	4,795	4,800
Goldman Sachs Group Inc.	6.125%	2/15/33	15,965	16,412
Goldman Sachs Group Inc.	6.450%	5/1/36	2,175	2,101
Goldman Sachs Group Inc.	6.750%	10/1/37	20,705	20,098
Goldman Sachs Group Inc.	6.250%	2/1/41	12,055	12,569
HSBC Bank USA NA	4.625%	4/1/14	13,370	13,916

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Bank USA NA	4.875%	8/24/20	4,275	4,392
HSBC Bank USA NA	5.875%	11/1/34	1,825	1,927
HSBC Bank USA NA	5.625%	8/15/35	1,225	1,232
HSBC Bank USA NA	7.000%	1/15/39	1,025	1,192
HSBC Holdings plc	5.100%	4/5/21	10,895	12,155
HSBC Holdings plc	4.875%	1/14/22	2,350	2,590
HSBC Holdings plc	4.000%	3/30/22	125	130
HSBC Holdings plc	7.625%	5/17/32	325	380
HSBC Holdings plc	7.350%	11/27/32	600	687
HSBC Holdings plc	6.500%	5/2/36	8,215	9,011
HSBC Holdings plc	6.500%	9/15/37	16,515	18,369
HSBC Holdings plc	6.800%	6/1/38	2,325	2,625
HSBC Holdings plc	6.100%	1/14/42	2,225	2,717
HSBC USA Inc.	2.375%	2/13/15	10,500	10,628
HSBC USA Inc.	5.000%	9/27/20	855	873
Huntington Bancshares Inc.	7.000%	12/15/20	3,950	4,547
JPMorgan Chase & Co.	1.650%	9/30/13	8,050	8,092
JPMorgan Chase & Co.	2.050%	1/24/14	8,050	8,142
JPMorgan Chase & Co.	4.875%	3/15/14	8,800	9,247
JPMorgan Chase & Co.	4.650%	6/1/14	22,065	23,244
JPMorgan Chase & Co.	5.125%	9/15/14	15,490	16,460
JPMorgan Chase & Co.	3.700%	1/20/15	16,550	17,222
JPMorgan Chase & Co.	4.750%	3/1/15	4,625	4,943
JPMorgan Chase & Co.	1.875%	3/20/15	3,500	3,488
JPMorgan Chase & Co.	5.250%	5/1/15	5,525	5,955
JPMorgan Chase & Co.	3.400%	6/24/15	1,965	2,035
JPMorgan Chase & Co.	5.150%	10/1/15	8,195	8,779
JPMorgan Chase & Co.	2.600%	1/15/16	4,525	4,567
JPMorgan Chase & Co.	3.450%	3/1/16	1,420	1,471
JPMorgan Chase & Co.	3.150%	7/5/16	8,545	8,773
JPMorgan Chase & Co.	6.125%	6/27/17	3,325	3,707
JPMorgan Chase & Co.	6.000%	1/15/18	13,385	15,334
JPMorgan Chase & Co.	6.300%	4/23/19	15,560	18,206
JPMorgan Chase & Co.	4.400%	7/22/20	1,295	1,350
JPMorgan Chase & Co.	4.250%	10/15/20	725	763
JPMorgan Chase & Co.	4.625%	5/10/21	815	868
JPMorgan Chase & Co.	4.350%	8/15/21	23,290	24,525
JPMorgan Chase & Co.	4.500%	1/24/22	2,825	3,043
JPMorgan Chase & Co.	6.400%	5/15/38	33,865	40,769
JPMorgan Chase & Co.	5.500%	10/15/40	5,350	5,831
JPMorgan Chase & Co.	5.600%	7/15/41	4,950	5,569
JPMorgan Chase & Co.	5.400%	1/6/42	3,175	3,459
JPMorgan Chase Bank NA	5.875%	6/13/16	7,950	8,715
JPMorgan Chase Bank NA	6.000%	10/1/17	2,490	2,789
JPMorgan Chase Capital XVII	5.850%	8/1/35	250	250
3 JPMorgan Chase Capital XVIII	6.950%	8/1/66	900	901
3 JPMorgan Chase Capital XX	6.550%	9/15/66	2,490	2,493
3 JPMorgan Chase Capital XXII	6.450%	1/15/87	8,430	8,432
JPMorgan Chase Capital XXV	6.800%	10/1/37	3,440	3,441
JPMorgan Chase Capital XXVII	7.000%	11/1/39	7,440	7,440
KeyBank NA	5.800%	7/1/14	850	911
KeyBank NA	5.450%	3/3/16	2,500	2,771
KeyCorp	5.100%	3/24/21	6,490	7,238
6 Lloyds TSB Bank plc	4.375%	1/12/15	3,650	3,736
Lloyds TSB Bank plc	4.875%	1/21/16	7,170	7,529
Lloyds TSB Bank plc	4.200%	3/28/17	5,050	5,211

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Lloyds TSB Bank plc	5.800%	1/13/20	3,950	4,106
Lloyds TSB Bank plc	6.375%	1/21/21	7,350	8,346
M&I Marshall & Ilsley Bank	4.850%	6/16/15	350	373
M&I Marshall & Ilsley Bank	5.000%	1/17/17	1,190	1,276
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,892
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	100	98
MBNA Corp.	5.000%	6/15/15	1,425	1,477
Mellon Funding Corp.	5.000%	12/1/14	875	942
Merrill Lynch & Co. Inc.	5.000%	2/3/14	5,325	5,516
Merrill Lynch & Co. Inc.	5.450%	7/15/14	1,665	1,741
Merrill Lynch & Co. Inc.	5.000%	1/15/15	11,281	11,703
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,730	1,791
Merrill Lynch & Co. Inc.	5.700%	5/2/17	9,035	9,266
Merrill Lynch & Co. Inc.	6.400%	8/28/17	11,055	12,030
Merrill Lynch & Co. Inc.	6.875%	4/25/18	17,595	19,553
Merrill Lynch & Co. Inc.	6.500%	7/15/18	1,100	1,192
Merrill Lynch & Co. Inc.	6.110%	1/29/37	1,065	1,021
Merrill Lynch & Co. Inc.	7.750%	5/14/38	15,255	17,441
Morgan Stanley	6.750%	10/15/13	200	206
Morgan Stanley	2.875%	1/24/14	19,900	19,679
Morgan Stanley	4.750%	4/1/14	14,430	14,538
Morgan Stanley	6.000%	5/13/14	12,050	12,462
Morgan Stanley	2.875%	7/28/14	1,050	1,039
Morgan Stanley	4.200%	11/20/14	3,370	3,369
Morgan Stanley	4.100%	1/26/15	3,300	3,276
Morgan Stanley	6.000%	4/28/15	5,135	5,308
Morgan Stanley	5.375%	10/15/15	10,660	10,856
Morgan Stanley	3.450%	11/2/15	24,800	24,076
Morgan Stanley	3.800%	4/29/16	1,215	1,173
Morgan Stanley	5.750%	10/18/16	4,700	4,814
Morgan Stanley	5.450%	1/9/17	3,815	3,875
Morgan Stanley	4.750%	3/22/17	8,250	8,206
Morgan Stanley	5.950%	12/28/17	5,690	5,792
Morgan Stanley	6.625%	4/1/18	7,565	7,915
Morgan Stanley	7.300%	5/13/19	13,185	14,251
Morgan Stanley	5.625%	9/23/19	25,555	25,232
Morgan Stanley	5.500%	1/26/20	2,750	2,700
Morgan Stanley	5.500%	7/24/20	2,150	2,112
Morgan Stanley	5.750%	1/25/21	11,940	11,813
Morgan Stanley	6.250%	8/9/26	8,475	8,243
Morgan Stanley	7.250%	4/1/32	7,545	8,014
Murray Street Investment Trust I	4.647%	3/9/17	6,300	6,296
National Australia Bank Ltd.	2.000%	3/9/15	3,800	3,805
National Australia Bank Ltd.	2.750%	3/9/17	3,800	3,823
National Bank of Canada	1.500%	6/26/15	6,750	6,777
National City Bank	5.800%	6/7/17	1,775	2,033
National City Corp.	4.900%	1/15/15	850	920
National City Corp.	6.875%	5/15/19	4,965	5,962
Northern Trust Co.	6.500%	8/15/18	425	518
Northern Trust Corp.	5.500%	8/15/13	425	447
Northern Trust Corp.	4.625%	5/1/14	1,025	1,096
Paribas	6.950%	7/22/13	325	335
PNC Bank NA	4.875%	9/21/17	3,575	3,939
PNC Bank NA	6.000%	12/7/17	325	380
PNC Funding Corp.	3.000%	5/19/14	145	151
PNC Funding Corp.	3.625%	2/8/15	235	249

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PNC Funding Corp.	4.250%	9/21/15	650	707
PNC Funding Corp.	5.250%	11/15/15	7,550	8,307
PNC Funding Corp.	2.700%	9/19/16	1,945	2,019
PNC Funding Corp.	5.625%	2/1/17	325	364
PNC Funding Corp.	6.700%	6/10/19	6,475	8,060
PNC Funding Corp.	5.125%	2/8/20	5,700	6,596
PNC Funding Corp.	4.375%	8/11/20	6,150	6,786
PNC Funding Corp.	3.300%	3/8/22	11,000	11,312
Royal Bank of Canada	2.100%	7/29/13	6,200	6,310
Royal Bank of Canada	1.450%	10/30/14	160	162
Royal Bank of Canada	1.150%	3/13/15	2,475	2,480
Royal Bank of Canada	2.625%	12/15/15	5,600	5,847
Royal Bank of Canada	2.875%	4/19/16	2,075	2,184
Royal Bank of Canada	2.300%	7/20/16	9,255	9,532
Royal Bank of Scotland Group plc	6.400%	10/21/19	8,505	8,980
Royal Bank of Scotland NV	4.650%	6/4/18	100	94
Royal Bank of Scotland plc	3.400%	8/23/13	5,020	5,059
Royal Bank of Scotland plc	3.250%	1/11/14	6,525	6,572
6 Royal Bank of Scotland plc	4.875%	8/25/14	1,800	1,842
Royal Bank of Scotland plc	4.875%	3/16/15	4,790	4,933
Royal Bank of Scotland plc	3.950%	9/21/15	795	809
Royal Bank of Scotland plc	4.375%	3/16/16	12,655	12,964
Royal Bank of Scotland plc	5.625%	8/24/20	9,205	9,616
Royal Bank of Scotland plc	6.125%	1/11/21	3,280	3,574
Santander Holdings USA Inc.	4.625%	4/19/16	4,225	4,083
Santander UK plc	7.950%	10/26/29	590	585
SouthTrust Corp.	5.800%	6/15/14	750	807
Sovereign Bank	8.750%	5/30/18	675	736
State Street Bank & Trust Co.	5.300%	1/15/16	2,725	3,033
State Street Bank & Trust Co.	5.250%	10/15/18	2,879	3,309
State Street Corp.	4.300%	5/30/14	1,600	1,703
State Street Corp.	2.875%	3/7/16	6,235	6,596
State Street Corp.	5.375%	4/30/17	185	215
State Street Corp.	4.375%	3/7/21	1,385	1,584
SunTrust Bank	5.000%	9/1/15	16	17
SunTrust Bank	7.250%	3/15/18	375	433
SunTrust Banks Inc.	3.600%	4/15/16	4,160	4,310
SunTrust Banks Inc.	3.500%	1/20/17	4,070	4,205
SunTrust Banks Inc.	6.000%	9/11/17	1,300	1,480
Svenska Handelsbanken AB	2.875%	4/4/17	10,975	11,176
Toronto-Dominion Bank	1.375%	7/14/14	1,660	1,682
Toronto-Dominion Bank	2.500%	7/14/16	2,495	2,585
Toronto-Dominion Bank	2.375%	10/19/16	4,320	4,450
UBS AG	2.250%	8/12/13	8,135	8,161
UBS AG	2.250%	1/28/14	9,950	10,003
UBS AG	3.875%	1/15/15	1,890	1,956
UBS AG	7.000%	10/15/15	1,000	1,081
UBS AG	5.875%	7/15/16	2,620	2,755
UBS AG	7.375%	6/15/17	3,000	3,329
UBS AG	5.875%	12/20/17	7,960	8,907
UBS AG	5.750%	4/25/18	2,940	3,258
UBS AG	4.875%	8/4/20	14,450	15,490
UBS AG	7.750%	9/1/26	1,000	1,134
UFJ Finance Aruba AEC	6.750%	7/15/13	9,750	10,284
Union Bank NA	5.950%	5/11/16	1,375	1,530
Union Bank NA	3.000%	6/6/16	1,550	1,622

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Union Bank NA	2.125%	6/16/17	1,100	1,099
UnionBanCal Corp.	5.250%	12/16/13	700	735
UnionBanCal Corp.	3.500%	6/18/22	4,150	4,167
US Bancorp	1.125%	10/30/13	3,400	3,420
US Bancorp	4.200%	5/15/14	175	186
US Bancorp	3.150%	3/4/15	600	633
US Bancorp	2.450%	7/27/15	480	500
US Bancorp	3.442%	2/1/16	4,395	4,546
US Bancorp	2.200%	11/15/16	9,450	9,729
US Bancorp	1.650%	5/15/17	575	578
US Bancorp	4.125%	5/24/21	10,265	11,466
US Bancorp	3.000%	3/15/22	3,325	3,409
US Bank NA	6.300%	2/4/14	3,150	3,411
US Bank NA	4.950%	10/30/14	5,050	5,486
US Bank NA	4.800%	4/15/15	850	931
USB Capital XIII Trust	6.625%	12/15/39	675	678
Wachovia Bank NA	4.800%	11/1/14	411	438
Wachovia Bank NA	4.875%	2/1/15	4,840	5,217
Wachovia Bank NA	5.000%	8/15/15	577	627
Wachovia Bank NA	6.000%	11/15/17	2,500	2,916
Wachovia Bank NA	5.850%	2/1/37	5,775	6,692
Wachovia Bank NA	6.600%	1/15/38	9,845	12,205
Wachovia Corp.	4.875%	2/15/14	5,275	5,513
Wachovia Corp.	5.250%	8/1/14	4,615	4,932
Wachovia Corp.	5.625%	10/15/16	11,800	13,283
Wachovia Corp.	5.750%	6/15/17	11,950	13,895
Wachovia Corp.	5.750%	2/1/18	1,265	1,492
Wachovia Corp.	6.605%	10/1/25	100	118
Wachovia Corp.	7.500%	4/15/35	275	348
Wachovia Corp.	5.500%	8/1/35	1,775	1,884
Wachovia Corp.	6.550%	10/15/35	250	294
Wells Fargo & Co.	4.375%	1/31/13	12,885	13,157
Wells Fargo & Co.	4.950%	10/16/13	777	812
Wells Fargo & Co.	3.750%	10/1/14	2,345	2,468
Wells Fargo & Co.	1.250%	2/13/15	17,550	17,478
Wells Fargo & Co.	3.625%	4/15/15	11,375	12,061
Wells Fargo & Co.	1.500%	7/1/15	3,350	3,346
Wells Fargo & Co.	3.676%	6/15/16	13,820	14,707
Wells Fargo & Co.	5.125%	9/15/16	1,060	1,177
Wells Fargo & Co.	2.625%	12/15/16	5,400	5,565
Wells Fargo & Co.	2.100%	5/8/17	3,625	3,622
Wells Fargo & Co.	5.625%	12/11/17	20,165	23,501
Wells Fargo & Co.	4.600%	4/1/21	11,765	13,059
Wells Fargo & Co.	3.500%	3/8/22	2,650	2,722
Wells Fargo & Co.	5.375%	2/7/35	4,700	5,449
Wells Fargo Bank NA	4.750%	2/9/15	4,005	4,293
Wells Fargo Bank NA	5.750%	5/16/16	3,600	4,079
Wells Fargo Bank NA	5.950%	8/26/36	2,700	3,163
3 Wells Fargo Capital X	5.950%	12/1/86	3,600	3,600
Westpac Banking Corp.	2.100%	8/2/13	2,625	2,658
Westpac Banking Corp.	1.850%	12/9/13	7,815	7,898
Westpac Banking Corp.	4.200%	2/27/15	7,400	7,876
Westpac Banking Corp.	3.000%	8/4/15	4,125	4,279
Westpac Banking Corp.	3.000%	12/9/15	735	764
Westpac Banking Corp.	4.875%	11/19/19	9,370	10,169
Zions Bancorporation	4.500%	3/27/17	450	453

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	5,000	5,668
Ameriprise Financial Inc.	5.300%	3/15/20	775	879
3 Ameriprise Financial Inc.	7.518%	6/1/66	4,475	4,799
BlackRock Inc.	3.500%	12/10/14	1,700	1,801
BlackRock Inc.	1.375%	6/1/15	875	879
BlackRock Inc.	6.250%	9/15/17	1,150	1,395
BlackRock Inc.	5.000%	12/10/19	3,465	3,966
BlackRock Inc.	4.250%	5/24/21	5,600	6,097
BlackRock Inc.	3.375%	6/1/22	1,775	1,801
Charles Schwab Corp.	4.950%	6/1/14	3,925	4,208
Charles Schwab Corp.	4.450%	7/22/20	1,000	1,117
6 FMR LLC	7.490%	6/15/19	200	241
Franklin Resources Inc.	3.125%	5/20/15	1,450	1,526
Franklin Resources Inc.	4.625%	5/20/20	700	798
Jefferies Group Inc.	3.875%	11/9/15	875	858
Jefferies Group Inc.	5.125%	4/13/18	3,975	3,856
Jefferies Group Inc.	8.500%	7/15/19	3,000	3,248
Jefferies Group Inc.	6.875%	4/15/21	1,620	1,620
Jefferies Group Inc.	6.450%	6/8/27	1,050	1,003
Jefferies Group Inc.	6.250%	1/15/36	5,280	4,699
Lazard Group LLC	6.850%	6/15/17	2,675	2,941
6 Legg Mason Inc.	5.500%	5/21/19	1,825	1,858
Nomura Holdings Inc.	5.000%	3/4/15	2,425	2,518
Nomura Holdings Inc.	4.125%	1/19/16	275	279
Nomura Holdings Inc.	6.700%	3/4/20	4,025	4,497
Raymond James Financial Inc.	4.250%	4/15/16	1,000	1,042
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,025	1,083
TD Ameritrade Holding Corp.	5.600%	12/1/19	925	1,049

Finance Companies (0.7%)
Block Financial LLC	5.125%	10/30/14	2,460	2,545
Discover Financial Services	6.450%	6/12/17	325	365
6 Discover Financial Services	5.200%	4/27/22	950	991
GATX Corp.	4.750%	6/15/22	2,050	2,074
General Electric Capital Corp.	5.250%	10/19/12	24,450	24,781
General Electric Capital Corp.	2.800%	1/8/13	6,975	7,055
General Electric Capital Corp.	5.450%	1/15/13	5,470	5,615
General Electric Capital Corp.	2.100%	1/7/14	6,325	6,412
General Electric Capital Corp.	5.900%	5/13/14	5,125	5,566
General Electric Capital Corp.	5.500%	6/4/14	5,150	5,551
General Electric Capital Corp.	5.650%	6/9/14	5,800	6,265
General Electric Capital Corp.	3.750%	11/14/14	12,475	13,118
General Electric Capital Corp.	3.500%	6/29/15	5,000	5,272
General Electric Capital Corp.	4.375%	9/21/15	5,300	5,758
General Electric Capital Corp.	2.250%	11/9/15	2,445	2,492
General Electric Capital Corp.	2.950%	5/9/16	4,225	4,376
General Electric Capital Corp.	3.350%	10/17/16	7,700	8,186
General Electric Capital Corp.	2.900%	1/9/17	250	258
General Electric Capital Corp.	5.400%	2/15/17	14,850	16,893
General Electric Capital Corp.	2.300%	4/27/17	4,700	4,727
General Electric Capital Corp.	5.625%	9/15/17	6,065	6,979
General Electric Capital Corp.	5.625%	5/1/18	12,050	13,859
General Electric Capital Corp.	6.000%	8/7/19	10,675	12,446
General Electric Capital Corp.	5.500%	1/8/20	1,075	1,235
General Electric Capital Corp.	5.550%	5/4/20	3,275	3,719

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Electric Capital Corp.	4.625%	1/7/21	3,425	3,759
General Electric Capital Corp.	5.300%	2/11/21	8,330	9,304
General Electric Capital Corp.	4.650%	10/17/21	2,465	2,735
General Electric Capital Corp.	6.750%	3/15/32	15,610	19,236
General Electric Capital Corp.	6.150%	8/7/37	19,250	22,554
General Electric Capital Corp.	5.875%	1/14/38	22,490	25,816
General Electric Capital Corp.	6.875%	1/10/39	30,425	39,032
3 General Electric Capital Corp.	6.375%	11/15/67	12,635	13,077
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	1,950	1,833
HSBC Finance Corp.	4.750%	7/15/13	4,815	4,978
HSBC Finance Corp.	5.250%	1/15/14	1,425	1,490
HSBC Finance Corp.	5.250%	4/15/15	4,485	4,795
HSBC Finance Corp.	5.000%	6/30/15	11,445	12,212
HSBC Finance Corp.	5.500%	1/19/16	1,545	1,676
HSBC Finance Corp.	6.676%	1/15/21	17,234	18,721
SLM Corp.	5.000%	10/1/13	2,545	2,596
SLM Corp.	5.375%	5/15/14	3,175	3,286
SLM Corp.	5.050%	11/14/14	975	1,002
SLM Corp.	5.000%	4/15/15	600	603
SLM Corp.	6.250%	1/25/16	13,275	13,891
SLM Corp.	6.000%	1/25/17	2,350	2,424
SLM Corp.	8.450%	6/15/18	5,845	6,557
SLM Corp.	8.000%	3/25/20	5,795	6,334
SLM Corp.	7.250%	1/25/22	1,250	1,303
SLM Corp.	5.625%	8/1/33	5,895	4,897

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	1,000	1,367
ACE INA Holdings Inc.	5.875%	6/15/14	2,500	2,718
ACE INA Holdings Inc.	5.600%	5/15/15	1,725	1,930
ACE INA Holdings Inc.	2.600%	11/23/15	3,735	3,882
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,645
ACE INA Holdings Inc.	5.800%	3/15/18	425	512
ACE INA Holdings Inc.	5.900%	6/15/19	785	965
ACE INA Holdings Inc.	6.700%	5/15/36	400	560
AEGON Funding Co. LLC	5.750%	12/15/20	3,016	3,334
Aetna Inc.	6.000%	6/15/16	6,675	7,776
Aetna Inc.	3.950%	9/1/20	5,500	5,958
Aetna Inc.	4.125%	6/1/21	2,230	2,443
Aetna Inc.	6.625%	6/15/36	3,100	3,943
Aetna Inc.	6.750%	12/15/37	1,425	1,856
Aflac Inc.	2.650%	2/15/17	2,565	2,637
Aflac Inc.	8.500%	5/15/19	1,425	1,861
Aflac Inc.	6.900%	12/17/39	2,450	2,954
Aflac Inc.	6.450%	8/15/40	1,050	1,221
Alleghany Corp.	5.625%	9/15/20	1,000	1,076
Alleghany Corp.	4.950%	6/27/22	3,200	3,276
Allied World Assurance Co. Ltd.	7.500%	8/1/16	6,875	7,900
Allstate Corp.	6.200%	5/16/14	895	984
Allstate Corp.	5.000%	8/15/14	3,325	3,600
Allstate Corp.	7.450%	5/16/19	3,230	4,127
Allstate Corp.	6.125%	12/15/32	950	1,127
Allstate Corp.	5.350%	6/1/33	225	252
Allstate Corp.	5.550%	5/9/35	1,370	1,585
Allstate Corp.	5.950%	4/1/36	1,000	1,202
Allstate Corp.	6.900%	5/15/38	2,655	3,501

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Allstate Corp.	5.200%	1/15/42	1,000	1,114
3 Allstate Corp.	6.500%	5/15/57	1,625	1,601
3 Allstate Corp.	6.125%	5/15/67	1,500	1,463
Alterra Finance LLC	6.250%	9/30/20	815	875
American Financial Group Inc.	9.875%	6/15/19	775	976
American International Group Inc.	4.250%	9/15/14	3,640	3,775
American International Group Inc.	3.000%	3/20/15	6,600	6,636
American International Group Inc.	5.050%	10/1/15	4,775	5,059
American International Group Inc.	4.875%	9/15/16	3,200	3,389
American International Group Inc.	5.600%	10/18/16	4,825	5,242
American International Group Inc.	3.800%	3/22/17	5,600	5,703
American International Group Inc.	5.450%	5/18/17	2,815	3,060
American International Group Inc.	5.850%	1/16/18	5,050	5,567
American International Group Inc.	8.250%	8/15/18	3,380	4,088
American International Group Inc.	6.400%	12/15/20	15,860	17,898
American International Group Inc.	6.250%	5/1/36	6,500	7,477
American International Group Inc.	6.250%	3/15/37	5,348	4,893
6 American International Group Inc.	6.820%	11/15/37	1,107	1,306
3 American International Group Inc.	8.175%	5/15/68	12,565	13,523
Aon Corp.	3.500%	9/30/15	2,025	2,123
Aon Corp.	5.000%	9/30/20	6,370	7,096
Aon Corp.	8.205%	1/1/27	825	964
Aon Corp.	6.250%	9/30/40	2,125	2,638
Arch Capital Group Ltd.	7.350%	5/1/34	1,175	1,485
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	4,250	4,504
Assurant Inc.	5.625%	2/15/14	625	654
Assurant Inc.	6.750%	2/15/34	3,825	4,220
AXA SA	8.600%	12/15/30	7,170	7,676
Axis Capital Holdings Ltd.	5.750%	12/1/14	725	768
Axis Specialty Finance LLC	5.875%	6/1/20	5,300	5,762
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	5,850	6,133
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	1,050	1,157
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	2,050	2,140
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	5,670	6,682
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	5,620	6,203
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	145	176
Berkshire Hathaway Inc.	3.200%	2/11/15	3,700	3,926
Berkshire Hathaway Inc.	2.200%	8/15/16	20,370	21,174
Berkshire Hathaway Inc.	1.900%	1/31/17	5,000	5,096
Chubb Corp.	5.750%	5/15/18	940	1,151
Chubb Corp.	6.000%	5/11/37	2,900	3,675
3 Chubb Corp.	6.375%	3/29/67	6,065	6,247
Cigna Corp.	2.750%	11/15/16	8,005	8,254
Cigna Corp.	5.125%	6/15/20	875	963
Cigna Corp.	4.375%	12/15/20	200	213
Cigna Corp.	4.500%	3/15/21	1,090	1,181
Cigna Corp.	4.000%	2/15/22	1,385	1,439
Cigna Corp.	7.875%	5/15/27	425	529
Cigna Corp.	6.150%	11/15/36	9,259	10,824
Cigna Corp.	5.875%	3/15/41	1,865	2,113
Cigna Corp.	5.375%	2/15/42	1,585	1,682
Cincinnati Financial Corp.	6.920%	5/15/28	4,325	5,071
CNA Financial Corp.	5.850%	12/15/14	2,000	2,150
CNA Financial Corp.	6.500%	8/15/16	1,750	1,969
CNA Financial Corp.	7.350%	11/15/19	1,840	2,172
CNA Financial Corp.	5.875%	8/15/20	1,805	1,978

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CNA Financial Corp.	5.750%	8/15/21	6,140	6,752
Coventry Health Care Inc.	6.300%	8/15/14	3,850	4,185
Coventry Health Care Inc.	5.950%	3/15/17	1,800	2,042
Coventry Health Care Inc.	5.450%	6/15/21	1,985	2,225
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	4,729	5,123
Genworth Financial Inc.	5.750%	6/15/14	300	303
Genworth Financial Inc.	4.950%	10/1/15	825	825
Genworth Financial Inc.	8.625%	12/15/16	4,125	4,476
Genworth Financial Inc.	6.515%	5/22/18	350	340
Genworth Financial Inc.	7.700%	6/15/20	535	530
Genworth Financial Inc.	7.625%	9/24/21	4,650	4,421
Genworth Financial Inc.	6.500%	6/15/34	3,575	3,137
Hartford Financial Services Group Inc.	4.625%	7/15/13	625	643
Hartford Financial Services Group Inc.	5.500%	10/15/16	975	1,047
Hartford Financial Services Group Inc.	5.375%	3/15/17	900	960
Hartford Financial Services Group Inc.	4.000%	10/15/17	925	927
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,150	3,438
Hartford Financial Services Group Inc.	6.000%	1/15/19	925	989
Hartford Financial Services Group Inc.	5.125%	4/15/22	825	842
Hartford Financial Services Group Inc.	5.950%	10/15/36	550	520
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,775	1,717
Hartford Financial Services Group Inc.	6.625%	4/15/42	3,050	3,141
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,822
Humana Inc.	7.200%	6/15/18	100	120
Humana Inc.	6.300%	8/1/18	150	174
Humana Inc.	8.150%	6/15/38	2,500	3,389
Jefferson-Pilot Corp.	4.750%	1/30/14	275	287
Lincoln National Corp.	4.300%	6/15/15	1,619	1,715
Lincoln National Corp.	8.750%	7/1/19	900	1,133
Lincoln National Corp.	6.250%	2/15/20	4,745	5,373
Lincoln National Corp.	4.200%	3/15/22	100	100
Lincoln National Corp.	6.150%	4/7/36	3,450	3,651
Lincoln National Corp.	7.000%	6/15/40	1,285	1,497
3 Lincoln National Corp.	7.000%	5/17/66	6,985	6,671
Loews Corp.	5.250%	3/15/16	950	1,063
Loews Corp.	6.000%	2/1/35	200	228
Manulife Financial Corp.	3.400%	9/17/15	3,875	3,996
Manulife Financial Corp.	4.900%	9/17/20	4,875	5,158
Markel Corp.	7.125%	9/30/19	825	960
Markel Corp.	4.900%	7/1/22	2,750	2,752
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	56	62
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	5,962	7,908
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,497
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,125	2,457
6 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	575	830
MetLife Inc.	5.000%	11/24/13	1,275	1,347
MetLife Inc.	2.375%	2/6/14	7,420	7,565
MetLife Inc.	5.000%	6/15/15	2,245	2,467
MetLife Inc.	6.750%	6/1/16	895	1,048
MetLife Inc.	6.817%	8/15/18	895	1,092
MetLife Inc.	7.717%	2/15/19	1,570	1,984
MetLife Inc.	4.750%	2/8/21	3,895	4,339
MetLife Inc.	6.375%	6/15/34	1,770	2,216
MetLife Inc.	5.875%	2/6/41	6,745	8,218
3 MetLife Inc.	6.400%	12/15/66	5,235	5,157
6 Metropolitan Life Global Funding I	5.125%	6/10/14	5,225	5,603

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 Nationwide Financial Services Inc.	6.750%	5/15/67	200	188
PartnerRe Finance B LLC	5.500%	6/1/20	8,508	8,981
Principal Financial Group Inc.	7.875%	5/15/14	1,525	1,699
Principal Financial Group Inc.	8.875%	5/15/19	8,090	10,464
Principal Financial Group Inc.	6.050%	10/15/36	1,825	2,065
Principal Life Income Funding Trusts	5.100%	4/15/14	1,250	1,337
Progressive Corp.	3.750%	8/23/21	855	921
Progressive Corp.	6.625%	3/1/29	1,300	1,648
Progressive Corp.	6.250%	12/1/32	100	126
3 Progressive Corp.	6.700%	6/15/67	3,100	3,224
Protective Life Corp.	7.375%	10/15/19	950	1,102
Protective Life Corp.	8.450%	10/15/39	2,900	3,470
Prudential Financial Inc.	4.500%	7/15/13	1,825	1,889
Prudential Financial Inc.	4.750%	4/1/14	650	685
Prudential Financial Inc.	5.100%	9/20/14	6,080	6,517
Prudential Financial Inc.	6.200%	1/15/15	2,750	3,015
Prudential Financial Inc.	4.750%	9/17/15	5,750	6,191
Prudential Financial Inc.	5.500%	3/15/16	1,575	1,749
Prudential Financial Inc.	3.000%	5/12/16	1,650	1,698
Prudential Financial Inc.	6.000%	12/1/17	1,550	1,780
Prudential Financial Inc.	7.375%	6/15/19	795	968
Prudential Financial Inc.	5.375%	6/21/20	1,345	1,482
Prudential Financial Inc.	5.750%	7/15/33	1,280	1,328
Prudential Financial Inc.	5.400%	6/13/35	2,775	2,740
Prudential Financial Inc.	5.900%	3/17/36	2,300	2,403
Prudential Financial Inc.	5.700%	12/14/36	6,370	6,464
Prudential Financial Inc.	6.625%	12/1/37	6,050	6,896
Prudential Financial Inc.	5.625%	5/12/41	1,745	1,790
3 Reinsurance Group of America Inc.	6.750%	12/15/65	5,675	5,249
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	675	767
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,225	1,419
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	4,075	5,065
Torchmark Corp.	6.375%	6/15/16	1,225	1,365
Transatlantic Holdings Inc.	8.000%	11/30/39	5,275	6,229
Travelers Cos. Inc.	5.500%	12/1/15	3,815	4,303
Travelers Cos. Inc.	6.250%	6/20/16	1,100	1,293
Travelers Cos. Inc.	5.750%	12/15/17	1,375	1,651
Travelers Cos. Inc.	5.800%	5/15/18	965	1,168
Travelers Cos. Inc.	3.900%	11/1/20	2,170	2,394
Travelers Cos. Inc.	6.250%	6/15/37	6,010	7,740
Travelers Cos. Inc.	5.350%	11/1/40	4,245	5,091
Travelers Property Casualty Corp.	6.375%	3/15/33	100	127
UnitedHealth Group Inc.	5.000%	8/15/14	4,900	5,330
UnitedHealth Group Inc.	4.875%	3/15/15	875	960
UnitedHealth Group Inc.	1.875%	11/15/16	325	332
UnitedHealth Group Inc.	6.000%	6/15/17	1,825	2,198
UnitedHealth Group Inc.	6.000%	2/15/18	340	412
UnitedHealth Group Inc.	3.875%	10/15/20	5,000	5,414
UnitedHealth Group Inc.	4.700%	2/15/21	835	959
UnitedHealth Group Inc.	3.375%	11/15/21	145	153
UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,360
UnitedHealth Group Inc.	5.800%	3/15/36	4,525	5,533
UnitedHealth Group Inc.	6.500%	6/15/37	625	827
UnitedHealth Group Inc.	6.625%	11/15/37	1,425	1,914
UnitedHealth Group Inc.	6.875%	2/15/38	7,620	10,510
UnitedHealth Group Inc.	5.950%	2/15/41	250	318

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UnitedHealth Group Inc.	4.625%	11/15/41	75	80
UnitedHealth Group Inc.	4.375%	3/15/42	1,000	1,039
Unum Group	7.125%	9/30/16	1,250	1,450
Unum Group	5.625%	9/15/20	825	894
Validus Holdings Ltd.	8.875%	1/26/40	2,950	3,341
WellPoint Inc.	6.000%	2/15/14	550	592
WellPoint Inc.	5.000%	12/15/14	4,650	5,049
WellPoint Inc.	5.250%	1/15/16	1,710	1,910
WellPoint Inc.	5.875%	6/15/17	7,450	8,756
WellPoint Inc.	7.000%	2/15/19	655	816
WellPoint Inc.	3.700%	8/15/21	205	216
WellPoint Inc.	3.125%	5/15/22	700	701
WellPoint Inc.	5.950%	12/15/34	3,050	3,576
WellPoint Inc.	5.850%	1/15/36	2,400	2,806
WellPoint Inc.	6.375%	6/15/37	620	779
WellPoint Inc.	4.625%	5/15/42	2,000	2,075
Willis Group Holdings plc	4.125%	3/15/16	3,775	3,953
Willis Group Holdings plc	5.750%	3/15/21	5,710	6,219
Willis North America Inc.	5.625%	7/15/15	2,200	2,377
Willis North America Inc.	6.200%	3/28/17	1,125	1,263
Willis North America Inc.	7.000%	9/29/19	150	174
WR Berkley Corp.	5.375%	9/15/20	375	403
XL Group plc	5.250%	9/15/14	350	369
XL Group plc	6.375%	11/15/24	175	194
XL Group plc	6.250%	5/15/27	1,392	1,542
XLIT Ltd.	5.750%	10/1/21	6,805	7,550

Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	2,900	3,041
CME Group Inc.	5.750%	2/15/14	1,075	1,159
NASDAQ OMX Group Inc.	5.550%	1/15/20	3,800	3,956
ORIX Corp.	4.710%	4/27/15	1,500	1,566
ORIX Corp.	5.000%	1/12/16	2,340	2,459
ORIX Corp.	3.750%	3/9/17	2,700	2,688
XTRA Finance Corp.	5.150%	4/1/17	4,525	5,142

Real Estate Investment Trusts (0.4%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,575	2,634
Arden Realty LP	5.250%	3/1/15	250	270
AvalonBay Communities Inc.	5.750%	9/15/16	275	315
BioMed Realty LP	3.850%	4/15/16	2,500	2,572
BioMed Realty LP	4.250%	7/15/22	1,050	1,044
Boston Properties LP	5.625%	4/15/15	1,375	1,518
Boston Properties LP	5.625%	11/15/20	4,500	5,163
Boston Properties LP	4.125%	5/15/21	1,410	1,482
Boston Properties LP	3.850%	2/1/23	1,850	1,871
Brandywine Operating Partnership LP	5.400%	11/1/14	875	922
Brandywine Operating Partnership LP	7.500%	5/15/15	1,400	1,561
Brandywine Operating Partnership LP	6.000%	4/1/16	5,630	6,015
Brandywine Operating Partnership LP	5.700%	5/1/17	275	295
Brandywine Operating Partnership LP	4.950%	4/15/18	4,250	4,354
BRE Properties Inc.	5.500%	3/15/17	975	1,075
CommonWealth REIT	6.250%	8/15/16	575	611
CommonWealth REIT	6.250%	6/15/17	1,725	1,850
CommonWealth REIT	5.875%	9/15/20	1,300	1,347
Digital Realty Trust LP	4.500%	7/15/15	4,550	4,769

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Digital Realty Trust LP	5.250%	3/15/21	4,965	5,304
Duke Realty LP	7.375%	2/15/15	3,675	4,093
Duke Realty LP	5.950%	2/15/17	5,225	5,807
Duke Realty LP	6.750%	3/15/20	275	324
ERP Operating LP	5.250%	9/15/14	1,350	1,456
ERP Operating LP	5.125%	3/15/16	3,050	3,367
ERP Operating LP	5.375%	8/1/16	975	1,092
ERP Operating LP	5.750%	6/15/17	550	636
ERP Operating LP	4.750%	7/15/20	385	423
ERP Operating LP	4.625%	12/15/21	1,760	1,933
HCP Inc.	5.650%	12/15/13	2,225	2,350
HCP Inc.	2.700%	2/1/14	1,205	1,224
HCP Inc.	3.750%	2/1/16	11,855	12,353
HCP Inc.	6.300%	9/15/16	950	1,075
HCP Inc.	5.375%	2/1/21	3,690	4,086
HCP Inc.	6.750%	2/1/41	1,675	2,032
Health Care REIT Inc.	6.000%	11/15/13	525	553
Health Care REIT Inc.	3.625%	3/15/16	175	180
Health Care REIT Inc.	6.200%	6/1/16	3,250	3,585
Health Care REIT Inc.	6.125%	4/15/20	3,850	4,326
Health Care REIT Inc.	4.950%	1/15/21	8,915	9,357
Health Care REIT Inc.	5.250%	1/15/22	175	185
Health Care REIT Inc.	6.500%	3/15/41	175	185
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,600	1,754
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,205	1,265
Hospitality Properties Trust	7.875%	8/15/14	1,375	1,502
Hospitality Properties Trust	5.125%	2/15/15	1,775	1,829
Hospitality Properties Trust	5.625%	3/15/17	3,150	3,368
Hospitality Properties Trust	6.700%	1/15/18	5,650	6,211
Kilroy Realty LP	5.000%	11/3/15	3,100	3,300
Kilroy Realty LP	4.800%	7/15/18	2,900	3,069
Kimco Realty Corp.	5.783%	3/15/16	2,800	3,082
Kimco Realty Corp.	5.700%	5/1/17	1,250	1,388
Kimco Realty Corp.	6.875%	10/1/19	3,575	4,267
Liberty Property LP	5.125%	3/2/15	4,170	4,440
Liberty Property LP	4.750%	10/1/20	450	480
Mack-Cali Realty LP	7.750%	8/15/19	2,175	2,663
Mack-Cali Realty LP	4.500%	4/18/22	350	362
National Retail Properties Inc.	6.875%	10/15/17	2,700	3,068
ProLogis LP	4.500%	8/15/17	775	812
ProLogis LP	6.625%	5/15/18	500	577
ProLogis LP	7.375%	10/30/19	2,075	2,538
ProLogis LP	6.625%	12/1/19	850	989
ProLogis LP	6.875%	3/15/20	3,675	4,396
Realty Income Corp.	6.750%	8/15/19	5,665	6,636
Realty Income Corp.	5.750%	1/15/21	3,000	3,369
Regency Centers LP	5.250%	8/1/15	625	674
Regency Centers LP	5.875%	6/15/17	3,400	3,821
Senior Housing Properties Trust	4.300%	1/15/16	700	705
Simon Property Group LP	6.750%	5/15/14	9,850	10,678
Simon Property Group LP	4.200%	2/1/15	1,690	1,795
Simon Property Group LP	5.750%	12/1/15	5,975	6,719
Simon Property Group LP	6.100%	5/1/16	150	171
Simon Property Group LP	5.250%	12/1/16	5,965	6,711
Simon Property Group LP	2.800%	1/30/17	3,525	3,604
Simon Property Group LP	5.875%	3/1/17	4,675	5,373

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Simon Property Group LP	2.150%	9/15/17	1,250	1,244
Simon Property Group LP	6.125%	5/30/18	1,875	2,222
Simon Property Group LP	5.650%	2/1/20	3,875	4,549
Simon Property Group LP	4.375%	3/1/21	1,645	1,778
Simon Property Group LP	3.375%	3/15/22	1,675	1,688
Simon Property Group LP	6.750%	2/1/40	3,800	4,794
Simon Property Group LP	4.750%	3/15/42	1,300	1,304
Tanger Properties LP	6.150%	11/15/15	2,975	3,320
UDR Inc.	4.250%	6/1/18	575	613
UDR Inc.	4.625%	1/10/22	3,800	4,023
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,575	1,607
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	2,125	2,177
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	975	1,018
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,125	1,135
Vornado Realty LP	5.000%	1/15/22	5,500	5,715
Washington REIT	4.950%	10/1/20	800	860
				4,015,585
Industrial (11.6%)
Basic Industry (1.2%)
Agrium Inc.	6.750%	1/15/19	1,500	1,846
Agrium Inc.	6.125%	1/15/41	275	341
Air Products & Chemicals Inc.	2.000%	8/2/16	1,050	1,082
Air Products & Chemicals Inc.	3.000%	11/3/21	2,485	2,573
Airgas Inc.	4.500%	9/15/14	1,800	1,922
Airgas Inc.	3.250%	10/1/15	1,075	1,120
Albemarle Corp.	4.500%	12/15/20	450	486
Alcoa Inc.	6.000%	7/15/13	1,525	1,601
Alcoa Inc.	5.550%	2/1/17	590	642
Alcoa Inc.	6.750%	7/15/18	100	113
Alcoa Inc.	6.150%	8/15/20	10,665	11,227
Alcoa Inc.	5.870%	2/23/22	550	563
Alcoa Inc.	5.900%	2/1/27	4,500	4,456
Alcoa Inc.	6.750%	1/15/28	8,030	8,509
Alcoa Inc.	5.950%	2/1/37	440	425
Allegheny Technologies Inc.	9.375%	6/1/19	2,975	3,801
Allegheny Technologies Inc.	5.950%	1/15/21	2,000	2,205
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,810	2,886
AngloGold Ashanti Holdings plc	6.500%	4/15/40	875	854
ArcelorMittal	9.000%	2/15/15	2,825	3,183
ArcelorMittal	3.750%	8/5/15	2,450	2,493
ArcelorMittal	3.750%	3/1/16	4,725	4,699
ArcelorMittal	4.500%	2/25/17	2,000	1,947
ArcelorMittal	6.125%	6/1/18	5,400	5,573
ArcelorMittal	9.850%	6/1/19	6,700	7,953
ArcelorMittal	5.250%	8/5/20	2,500	2,397
ArcelorMittal	5.500%	3/1/21	2,421	2,293
ArcelorMittal	7.000%	10/15/39	8,000	7,764
ArcelorMittal	6.750%	3/1/41	8,665	7,952
Barrick Gold Corp.	2.900%	5/30/16	2,730	2,866
Barrick Gold Corp.	6.950%	4/1/19	200	249
Barrick Gold Corp.	3.850%	4/1/22	2,200	2,281
Barrick Gold Corp.	5.250%	4/1/42	3,000	3,209
Barrick Gold Finance Co.	4.875%	11/15/14	400	432
Barrick Gold Financeco LLC	6.125%	9/15/13	2,275	2,417
Barrick North America Finance LLC	6.800%	9/15/18	6,150	7,614
Barrick North America Finance LLC	4.400%	5/30/21	8,135	8,846

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Barrick North America Finance LLC	5.700%	5/30/41	1,625	1,828
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,744	3,153
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	5,125	5,551
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	6,625	6,658
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	7,100	7,113
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	3,000	3,422
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	2,800	2,873
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	2,550	2,568
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,425	1,666
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	4,390	5,595
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	650	677
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	4,675	4,744
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	6,600	6,862
Carpenter Technology Corp.	5.200%	7/15/21	5,425	5,684
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	325	335
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	1,000	1,078
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	800	954
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	2,800	2,916
6 Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,000	2,046
CF Industries Inc.	6.875%	5/1/18	1,600	1,904
CF Industries Inc.	7.125%	5/1/20	2,760	3,353
Cliffs Natural Resources Inc.	5.900%	3/15/20	2,225	2,359
Cliffs Natural Resources Inc.	4.875%	4/1/21	9,465	9,296
Cytec Industries Inc.	8.950%	7/1/17	550	683
Dow Chemical Co.	7.600%	5/15/14	4,375	4,877
Dow Chemical Co.	5.900%	2/15/15	17,300	19,316
Dow Chemical Co.	2.500%	2/15/16	2,175	2,239
Dow Chemical Co.	8.550%	5/15/19	590	785
Dow Chemical Co.	4.250%	11/15/20	9,465	10,275
Dow Chemical Co.	4.125%	11/15/21	1,415	1,511
Dow Chemical Co.	7.375%	11/1/29	1,500	2,006
Dow Chemical Co.	9.400%	5/15/39	5,865	9,357
Dow Chemical Co.	5.250%	11/15/41	6,265	6,903
Eastman Chemical Co.	3.000%	12/15/15	4,600	4,768
Eastman Chemical Co.	2.400%	6/1/17	2,100	2,123
Eastman Chemical Co.	3.600%	8/15/22	10,225	10,424
Eastman Chemical Co.	4.800%	9/1/42	6,250	6,336
Ecolab Inc.	2.375%	12/8/14	1,400	1,445
Ecolab Inc.	3.000%	12/8/16	1,875	1,978
Ecolab Inc.	4.350%	12/8/21	10,100	11,194
Ecolab Inc.	5.500%	12/8/41	1,500	1,787
EI du Pont de Nemours & Co.	5.000%	7/15/13	2,375	2,484
EI du Pont de Nemours & Co.	1.750%	3/25/14	1,500	1,536
EI du Pont de Nemours & Co.	3.250%	1/15/15	425	452
EI du Pont de Nemours & Co.	2.750%	4/1/16	1,600	1,701
EI du Pont de Nemours & Co.	5.250%	12/15/16	1,330	1,570
EI du Pont de Nemours & Co.	6.000%	7/15/18	11,240	14,011
EI du Pont de Nemours & Co.	4.625%	1/15/20	3,115	3,636
EI du Pont de Nemours & Co.	3.625%	1/15/21	11,468	12,499
EI du Pont de Nemours & Co.	4.250%	4/1/21	950	1,085
EI du Pont de Nemours & Co.	6.500%	1/15/28	525	696
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,500	2,922
FMC Corp.	3.950%	2/1/22	1,275	1,330
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	2,800	2,796
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	2,000	1,973
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	2,325	2,280

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Georgia-Pacific LLC	8.875%	5/15/31	2,375	3,344
ICI Wilmington Inc.	5.625%	12/1/13	200	211
International Paper Co.	5.300%	4/1/15	1,600	1,751
International Paper Co.	7.950%	6/15/18	7,465	9,420
International Paper Co.	9.375%	5/15/19	1,800	2,405
International Paper Co.	7.500%	8/15/21	5,190	6,671
International Paper Co.	4.750%	2/15/22	5,000	5,463
International Paper Co.	7.300%	11/15/39	3,145	3,942
International Paper Co.	6.000%	11/15/41	6,000	6,730
Kinross Gold Corp.	3.625%	9/1/16	3,500	3,528
Lubrizol Corp.	5.500%	10/1/14	600	663
Lubrizol Corp.	8.875%	2/1/19	1,075	1,476
Monsanto Co.	5.125%	4/15/18	850	1,004
Monsanto Co.	5.875%	4/15/38	4,300	5,679
Mosaic Co.	4.875%	11/15/41	45	48
Newmont Mining Corp.	5.125%	10/1/19	1,000	1,127
Newmont Mining Corp.	3.500%	3/15/22	3,750	3,716
Newmont Mining Corp.	5.875%	4/1/35	750	803
Newmont Mining Corp.	6.250%	10/1/39	3,275	3,716
Newmont Mining Corp.	4.875%	3/15/42	3,300	3,198
Nucor Corp.	5.750%	12/1/17	840	1,012
Nucor Corp.	5.850%	6/1/18	1,725	2,077
Nucor Corp.	4.125%	9/15/22	300	336
Nucor Corp.	6.400%	12/1/37	1,875	2,554
Packaging Corp. of America	3.900%	6/15/22	2,275	2,296
Placer Dome Inc.	6.450%	10/15/35	1,050	1,220
Plum Creek Timberlands LP	5.875%	11/15/15	1,250	1,385
Plum Creek Timberlands LP	4.700%	3/15/21	445	463
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	2,000	2,145
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,200	1,284
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,077	1,358
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	8,065	9,288
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200	249
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	375	466
PPG Industries Inc.	1.900%	1/15/16	3,625	3,702
PPG Industries Inc.	6.650%	3/15/18	950	1,154
PPG Industries Inc.	5.500%	11/15/40	4,200	4,934
Praxair Inc.	4.375%	3/31/14	825	878
Praxair Inc.	5.250%	11/15/14	2,000	2,209
Praxair Inc.	4.625%	3/30/15	5,435	5,987
Praxair Inc.	4.500%	8/15/19	1,800	2,081
Praxair Inc.	3.000%	9/1/21	2,225	2,304
Praxair Inc.	2.450%	2/15/22	6,000	5,899
Rayonier Inc.	3.750%	4/1/22	1,000	1,002
Reliance Steel & Aluminum Co.	6.200%	11/15/16	100	109
Reliance Steel & Aluminum Co.	6.850%	11/15/36	100	107
Rio Tinto Alcan Inc.	5.200%	1/15/14	200	213
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	277
Rio Tinto Alcan Inc.	6.125%	12/15/33	2,725	3,467
Rio Tinto Alcan Inc.	5.750%	6/1/35	3,000	3,572
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	12,425	14,183
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	145	151
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	3,200	3,309
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	2,000	2,466
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	17,700	24,246
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	440	468

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	2,700	2,902
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,375	1,920
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,735	6,745
Rio Tinto Finance USA plc	1.125%	3/20/15	2,400	2,408
Rio Tinto Finance USA plc	2.000%	3/22/17	3,075	3,136
Rio Tinto Finance USA plc	3.500%	3/22/22	1,675	1,767
Rio Tinto Finance USA plc	4.750%	3/22/42	3,475	3,856
Rohm & Haas Co.	6.000%	9/15/17	2,325	2,708
Rohm & Haas Co.	7.850%	7/15/29	5,000	6,591
RPM International Inc.	6.125%	10/15/19	650	744
Sherwin-Williams Co.	3.125%	12/15/14	1,350	1,416
Sigma-Aldrich Corp.	3.375%	11/1/20	600	639
Southern Copper Corp.	5.375%	4/16/20	400	442
Southern Copper Corp.	7.500%	7/27/35	6,525	7,562
Southern Copper Corp.	6.750%	4/16/40	1,600	1,712
Syngenta Finance NV	3.125%	3/28/22	2,250	2,302
Syngenta Finance NV	4.375%	3/28/42	1,250	1,354
Teck Resources Ltd.	5.375%	10/1/15	4,991	5,505
Teck Resources Ltd.	10.250%	5/15/16	4,175	4,697
Teck Resources Ltd.	3.150%	1/15/17	700	723
Teck Resources Ltd.	10.750%	5/15/19	2,025	2,446
Teck Resources Ltd.	4.750%	1/15/22	700	750
Teck Resources Ltd.	6.000%	8/15/40	3,500	3,688
Teck Resources Ltd.	6.250%	7/15/41	6,401	7,196
Teck Resources Ltd.	5.200%	3/1/42	1,600	1,526
Vale Canada Ltd.	5.700%	10/15/15	1,200	1,321
Vale Canada Ltd.	7.200%	9/15/32	3,541	4,049
Vale Overseas Ltd.	6.250%	1/11/16	1,240	1,387
Vale Overseas Ltd.	6.250%	1/23/17	6,850	7,741
Vale Overseas Ltd.	5.625%	9/15/19	5,550	6,219
Vale Overseas Ltd.	4.625%	9/15/20	8,835	9,249
Vale Overseas Ltd.	4.375%	1/11/22	7,805	7,977
Vale Overseas Ltd.	8.250%	1/17/34	800	1,028
Vale Overseas Ltd.	6.875%	11/21/36	5,620	6,603
Vale Overseas Ltd.	6.875%	11/10/39	9,215	10,914
Valspar Corp.	7.250%	6/15/19	400	483
Valspar Corp.	4.200%	1/15/22	375	394
Xstrata Canada Corp.	5.375%	6/1/15	100	108
Xstrata Canada Corp.	6.000%	10/15/15	325	362
Xstrata Canada Corp.	5.500%	6/15/17	1,975	2,210

Capital Goods (1.1%)
3M Co.	1.375%	9/29/16	1,630	1,660
3M Co.	6.375%	2/15/28	1,300	1,764
3M Co.	5.700%	3/15/37	2,345	3,189
ABB Finance USA Inc.	1.625%	5/8/17	1,200	1,206
ABB Finance USA Inc.	2.875%	5/8/22	760	763
ABB Finance USA Inc.	4.375%	5/8/42	1,250	1,327
Acuity Brands Lighting Inc.	6.000%	12/15/19	800	905
6 ADT Corp.	2.250%	7/15/17	750	750
6 ADT Corp.	3.500%	7/15/22	1,100	1,095
6 ADT Corp.	4.875%	7/15/42	1,600	1,570
6 BAE Systems Holdings Inc.	5.200%	8/15/15	100	108
Bemis Co. Inc.	5.650%	8/1/14	7,225	7,809
Black & Decker Corp.	8.950%	4/15/14	2,300	2,601
Black & Decker Corp.	5.750%	11/15/16	625	725

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boeing Capital Corp.	3.250%	10/27/14	2,850	3,015
Boeing Capital Corp.	2.125%	8/15/16	885	923
Boeing Capital Corp.	4.700%	10/27/19	5,875	6,918
Boeing Co.	5.000%	3/15/14	985	1,058
Boeing Co.	3.500%	2/15/15	4,135	4,423
Boeing Co.	6.000%	3/15/19	725	906
Boeing Co.	4.875%	2/15/20	1,825	2,191
Boeing Co.	8.750%	8/15/21	200	295
Boeing Co.	7.250%	6/15/25	325	444
Boeing Co.	8.750%	9/15/31	300	467
Boeing Co.	6.125%	2/15/33	225	293
Boeing Co.	6.625%	2/15/38	525	740
Boeing Co.	5.875%	2/15/40	1,930	2,550
Caterpillar Financial Services Corp.	1.550%	12/20/13	2,095	2,124
Caterpillar Financial Services Corp.	6.125%	2/17/14	9,150	9,936
Caterpillar Financial Services Corp.	1.650%	4/1/14	450	458
Caterpillar Financial Services Corp.	1.375%	5/20/14	5,405	5,471
Caterpillar Financial Services Corp.	4.750%	2/17/15	1,350	1,481
Caterpillar Financial Services Corp.	1.050%	3/26/15	1,700	1,709
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,725	3,003
Caterpillar Financial Services Corp.	2.650%	4/1/16	450	472
Caterpillar Financial Services Corp.	2.050%	8/1/16	3,630	3,748
Caterpillar Financial Services Corp.	1.750%	3/24/17	1,675	1,696
Caterpillar Financial Services Corp.	7.150%	2/15/19	14,290	18,620
Caterpillar Inc.	1.375%	5/27/14	1,200	1,215
Caterpillar Inc.	0.950%	6/26/15	1,950	1,957
Caterpillar Inc.	1.500%	6/26/17	1,825	1,828
Caterpillar Inc.	3.900%	5/27/21	13,330	14,832
Caterpillar Inc.	6.625%	7/15/28	200	266
Caterpillar Inc.	7.300%	5/1/31	675	975
Caterpillar Inc.	6.050%	8/15/36	3,991	5,225
Caterpillar Inc.	8.250%	12/15/38	200	324
Caterpillar Inc.	5.200%	5/27/41	5,785	6,976
Caterpillar Inc.	6.950%	5/1/42	325	471
Caterpillar Inc.	7.375%	3/1/97	1,825	2,576
Cooper US Inc.	5.450%	4/1/15	950	1,050
Cooper US Inc.	2.375%	1/15/16	5,575	5,738
Cooper US Inc.	3.875%	12/15/20	200	217
CRH America Inc.	5.300%	10/15/13	450	469
CRH America Inc.	4.125%	1/15/16	3,800	3,851
CRH America Inc.	6.000%	9/30/16	4,500	4,922
CRH America Inc.	8.125%	7/15/18	1,275	1,513
CRH America Inc.	5.750%	1/15/21	8,340	8,949
Danaher Corp.	2.300%	6/23/16	1,800	1,883
Danaher Corp.	5.625%	1/15/18	850	1,017
Danaher Corp.	3.900%	6/23/21	1,000	1,123
Deere & Co.	6.950%	4/25/14	3,925	4,360
Deere & Co.	2.600%	6/8/22	1,800	1,797
Deere & Co.	5.375%	10/16/29	3,695	4,674
Deere & Co.	8.100%	5/15/30	1,525	2,269
Deere & Co.	3.900%	6/9/42	1,700	1,699
Dover Corp.	4.875%	10/15/15	2,225	2,487
Dover Corp.	5.450%	3/15/18	2,250	2,671
Dover Corp.	4.300%	3/1/21	830	949
Dover Corp.	5.375%	10/15/35	100	120
Dover Corp.	6.600%	3/15/38	975	1,369

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dover Corp.	5.375%	3/1/41	895	1,094
Eaton Corp.	5.600%	5/15/18	5,855	6,911
Embraer Overseas Ltd.	6.375%	1/24/17	4,450	4,917
Embraer Overseas Ltd.	6.375%	1/15/20	5,560	6,204
Emerson Electric Co.	5.125%	12/1/16	2,125	2,463
Emerson Electric Co.	5.250%	10/15/18	2,200	2,651
Emerson Electric Co.	4.875%	10/15/19	2,275	2,691
Emerson Electric Co.	4.250%	11/15/20	950	1,092
Emerson Electric Co.	5.250%	11/15/39	515	640
General Dynamics Corp.	5.250%	2/1/14	3,450	3,697
General Dynamics Corp.	1.375%	1/15/15	5,000	5,073
General Dynamics Corp.	3.875%	7/15/21	5,000	5,617
General Electric Co.	5.250%	12/6/17	18,145	21,187
Goodrich Corp.	6.290%	7/1/16	1,000	1,178
Goodrich Corp.	6.125%	3/1/19	3,600	4,433
Goodrich Corp.	4.875%	3/1/20	4,657	5,388
Goodrich Corp.	3.600%	2/1/21	1,540	1,661
Harsco Corp.	2.700%	10/15/15	1,000	999
Harsco Corp.	5.750%	5/15/18	9,800	10,816
Honeywell International Inc.	4.250%	3/1/13	475	487
Honeywell International Inc.	3.875%	2/15/14	550	578
Honeywell International Inc.	5.400%	3/15/16	2,330	2,686
Honeywell International Inc.	5.300%	3/15/17	2,375	2,792
Honeywell International Inc.	5.300%	3/1/18	175	209
Honeywell International Inc.	5.000%	2/15/19	2,520	2,998
Honeywell International Inc.	4.250%	3/1/21	3,545	4,094
Honeywell International Inc.	5.700%	3/15/36	1,600	2,029
Honeywell International Inc.	5.700%	3/15/37	495	636
Honeywell International Inc.	5.375%	3/1/41	3,145	3,994
Illinois Tool Works Inc.	5.150%	4/1/14	9,664	10,394
Illinois Tool Works Inc.	6.250%	4/1/19	2,650	3,287
6 Illinois Tool Works Inc.	3.375%	9/15/21	895	948
6 Illinois Tool Works Inc.	4.875%	9/15/41	895	1,030
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,425	1,503
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	5,175	5,877
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,850	2,253
John Deere Capital Corp.	4.900%	9/9/13	2,925	3,073
John Deere Capital Corp.	1.250%	12/2/14	2,225	2,253
John Deere Capital Corp.	2.950%	3/9/15	5,075	5,356
John Deere Capital Corp.	0.875%	4/17/15	875	875
John Deere Capital Corp.	0.950%	6/29/15	3,000	2,999
John Deere Capital Corp.	1.850%	9/15/16	815	835
John Deere Capital Corp.	2.000%	1/13/17	2,350	2,421
John Deere Capital Corp.	1.400%	3/15/17	2,000	2,003
John Deere Capital Corp.	5.500%	4/13/17	150	179
John Deere Capital Corp.	2.800%	9/18/17	4,225	4,503
John Deere Capital Corp.	5.750%	9/10/18	4,035	4,920
John Deere Capital Corp.	2.250%	4/17/19	1,275	1,300
John Deere Capital Corp.	3.900%	7/12/21	875	964
John Deere Capital Corp.	3.150%	10/15/21	3,095	3,227
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,259
John Deere Capital Corp.	2.800%	1/27/23	1,175	1,169
Joy Global Inc.	6.000%	11/15/16	575	657
Kennametal Inc.	3.875%	2/15/22	1,050	1,080
L-3 Communications Corp.	5.200%	10/15/19	2,205	2,417
L-3 Communications Corp.	4.750%	7/15/20	2,950	3,142

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
L-3 Communications Corp.	4.950%	2/15/21	5,100	5,484
Legrand France SA	8.500%	2/15/25	400	511
Lockheed Martin Corp.	7.650%	5/1/16	3,950	4,811
Lockheed Martin Corp.	2.125%	9/15/16	5,775	5,937
Lockheed Martin Corp.	4.250%	11/15/19	2,720	3,019
Lockheed Martin Corp.	3.350%	9/15/21	920	952
Lockheed Martin Corp.	6.150%	9/1/36	5,960	7,457
Lockheed Martin Corp.	5.500%	11/15/39	1,745	2,042
Lockheed Martin Corp.	5.720%	6/1/40	4,626	5,549
Martin Marietta Materials Inc.	6.600%	4/15/18	1,850	2,039
Northrop Grumman Corp.	1.850%	11/15/15	7,659	7,761
Northrop Grumman Corp.	3.500%	3/15/21	1,425	1,505
Northrop Grumman Corp.	5.050%	11/15/40	1,875	2,122
Northrop Grumman Systems Corp.	7.750%	2/15/31	3,070	4,443
Owens Corning	6.500%	12/1/16	10,020	11,124
Owens Corning	9.000%	6/15/19	1,500	1,868
Owens Corning	7.000%	12/1/36	325	349
Parker Hannifin Corp.	5.500%	5/15/18	450	538
Parker Hannifin Corp.	3.500%	9/15/22	1,625	1,730
Parker Hannifin Corp.	6.250%	5/15/38	550	749
Raytheon Co.	1.400%	12/15/14	1,400	1,420
Raytheon Co.	1.625%	10/15/15	645	657
Raytheon Co.	6.400%	12/15/18	100	125
Raytheon Co.	4.400%	2/15/20	500	568
Raytheon Co.	3.125%	10/15/20	1,525	1,602
Raytheon Co.	7.200%	8/15/27	1,225	1,718
Raytheon Co.	4.875%	10/15/40	575	649
Raytheon Co.	4.700%	12/15/41	6,400	7,114
Republic Services Inc.	3.800%	5/15/18	6,590	7,068
Republic Services Inc.	5.500%	9/15/19	4,000	4,629
Republic Services Inc.	5.000%	3/1/20	4,100	4,645
Republic Services Inc.	5.250%	11/15/21	3,550	4,082
Republic Services Inc.	3.550%	6/1/22	300	305
Republic Services Inc.	6.086%	3/15/35	825	972
Republic Services Inc.	6.200%	3/1/40	2,455	2,951
Republic Services Inc.	5.700%	5/15/41	3,300	3,788
Rockwell Automation Inc.	5.650%	12/1/17	600	706
Rockwell Automation Inc.	6.700%	1/15/28	325	430
Rockwell Automation Inc.	6.250%	12/1/37	1,500	2,021
Rockwell Collins Inc.	5.250%	7/15/19	275	324
Rockwell Collins Inc.	3.100%	11/15/21	1,000	1,043
Roper Industries Inc.	6.625%	8/15/13	3,175	3,342
Roper Industries Inc.	6.250%	9/1/19	3,000	3,585
Sonoco Products Co.	4.375%	11/1/21	435	460
Sonoco Products Co.	5.750%	11/1/40	2,135	2,400
Stanley Black & Decker Inc.	3.400%	12/1/21	2,425	2,506
Textron Inc.	5.600%	12/1/17	1,391	1,531
Tyco International Finance SA	6.000%	11/15/13	1,275	1,364
Tyco International Finance SA	3.375%	10/15/15	8,405	8,940
Tyco International Finance SA	3.750%	1/15/18	350	376
Tyco International Finance SA	8.500%	1/15/19	1,630	2,222
Tyco International Finance SA	4.625%	1/15/23	225	252
Tyco International Ltd. / Tyco
International Finance SA	7.000%	12/15/19	2,375	2,996
Tyco International Ltd. / Tyco
International Finance SA	6.875%	1/15/21	5,100	6,850

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Technologies Corp.	4.875%	5/1/15	360	400
United Technologies Corp.	1.200%	6/1/15	3,000	3,037
United Technologies Corp.	1.800%	6/1/17	1,500	1,531
United Technologies Corp.	5.375%	12/15/17	4,925	5,873
United Technologies Corp.	6.125%	2/1/19	3,190	3,948
United Technologies Corp.	4.500%	4/15/20	10,255	11,932
United Technologies Corp.	6.700%	8/1/28	325	427
United Technologies Corp.	7.500%	9/15/29	825	1,171
United Technologies Corp.	5.400%	5/1/35	600	714
United Technologies Corp.	6.050%	6/1/36	1,790	2,295
United Technologies Corp.	6.125%	7/15/38	7,450	9,760
United Technologies Corp.	5.700%	4/15/40	2,375	2,991
United Technologies Corp.	4.500%	6/1/42	4,275	4,675
Waste Management Inc.	5.000%	3/15/14	495	526
Waste Management Inc.	6.375%	3/11/15	9,650	10,868
Waste Management Inc.	2.600%	9/1/16	145	149
Waste Management Inc.	6.100%	3/15/18	175	207
Waste Management Inc.	7.375%	3/11/19	4,670	5,915
Waste Management Inc.	4.750%	6/30/20	5,000	5,617
Waste Management Inc.	4.600%	3/1/21	175	194
Waste Management Inc.	7.100%	8/1/26	325	428
Waste Management Inc.	7.750%	5/15/32	365	511
Waste Management Inc.	6.125%	11/30/39	4,175	5,174

Communication (2.2%)
America Movil SAB de CV	5.500%	3/1/14	1,735	1,857
America Movil SAB de CV	5.750%	1/15/15	6,989	7,762
America Movil SAB de CV	2.375%	9/8/16	3,500	3,601
America Movil SAB de CV	5.000%	10/16/19	2,700	3,073
America Movil SAB de CV	5.000%	3/30/20	9,440	10,721
America Movil SAB de CV	6.375%	3/1/35	2,275	2,829
America Movil SAB de CV	6.125%	11/15/37	1,575	1,912
America Movil SAB de CV	6.125%	3/30/40	10,465	12,879
American Tower Corp.	4.500%	1/15/18	15,000	15,815
American Tower Corp.	5.050%	9/1/20	295	309
American Tower Corp.	5.900%	11/1/21	5,615	6,253
AT&T Corp.	6.500%	3/15/29	2,100	2,528
AT&T Corp.	8.000%	11/15/31	5,699	8,438
AT&T Inc.	4.850%	2/15/14	4,200	4,479
AT&T Inc.	5.100%	9/15/14	5,775	6,305
AT&T Inc.	2.500%	8/15/15	12,290	12,818
AT&T Inc.	2.950%	5/15/16	8,240	8,743
AT&T Inc.	5.625%	6/15/16	7,225	8,383
AT&T Inc.	2.400%	8/15/16	1,355	1,412
AT&T Inc.	1.600%	2/15/17	4,600	4,618
AT&T Inc.	5.500%	2/1/18	7,190	8,547
AT&T Inc.	5.600%	5/15/18	1,225	1,471
AT&T Inc.	5.800%	2/15/19	1,425	1,740
AT&T Inc.	4.450%	5/15/21	590	672
AT&T Inc.	3.875%	8/15/21	16,885	18,392
AT&T Inc.	3.000%	2/15/22	9,725	9,888
AT&T Inc.	6.450%	6/15/34	2,025	2,493
AT&T Inc.	6.500%	9/1/37	12,125	15,382
AT&T Inc.	6.300%	1/15/38	18,665	23,295
AT&T Inc.	6.400%	5/15/38	2,675	3,359

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	6.550%	2/15/39	4,165	5,364
AT&T Inc.	5.350%	9/1/40	19,078	22,011
AT&T Inc.	5.550%	8/15/41	6,075	7,257
AT&T Mobility LLC	7.125%	12/15/31	525	692
Bellsouth Capital Funding Corp.	7.875%	2/15/30	5,200	6,832
BellSouth Corp.	5.200%	9/15/14	425	463
BellSouth Corp.	5.200%	12/15/16	6,875	7,890
BellSouth Corp.	6.875%	10/15/31	4,883	5,923
BellSouth Corp.	6.550%	6/15/34	1,750	2,056
BellSouth Corp.	6.000%	11/15/34	1,175	1,303
BellSouth Telecommunications Inc.	6.375%	6/1/28	5,250	6,193
BellSouth Telecommunications Inc.	7.000%	12/1/95	400	483
British Telecommunications plc	5.950%	1/15/18	10,410	12,187
British Telecommunications plc	9.625%	12/15/30	5,325	8,016
CBS Corp.	1.950%	7/1/17	175	175
CBS Corp.	4.625%	5/15/18	100	109
CBS Corp.	8.875%	5/15/19	1,100	1,458
CBS Corp.	5.750%	4/15/20	12,390	14,411
CBS Corp.	4.300%	2/15/21	4,150	4,439
CBS Corp.	7.875%	7/30/30	450	579
CBS Corp.	5.500%	5/15/33	200	211
CBS Corp.	4.850%	7/1/42	2,000	1,973
Cellco Partnership / Verizon
Wireless Capital LLC	7.375%	11/15/13	10,070	10,969
Cellco Partnership / Verizon
Wireless Capital LLC	5.550%	2/1/14	12,685	13,584
Cellco Partnership / Verizon
Wireless Capital LLC	8.500%	11/15/18	12,615	17,261
CenturyLink Inc.	6.000%	4/1/17	3,325	3,512
CenturyLink Inc.	6.150%	9/15/19	1,675	1,734
CenturyLink Inc.	6.450%	6/15/21	3,465	3,610
CenturyLink Inc.	5.800%	3/15/22	2,100	2,107
CenturyLink Inc.	6.875%	1/15/28	300	298
CenturyLink Inc.	7.600%	9/15/39	3,550	3,438
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,000	2,907
Comcast Cable Communications LLC	8.875%	5/1/17	975	1,257
Comcast Corp.	5.300%	1/15/14	1,850	1,969
Comcast Corp.	6.500%	1/15/15	1,350	1,524
Comcast Corp.	5.850%	11/15/15	3,760	4,294
Comcast Corp.	5.900%	3/15/16	12,110	13,950
Comcast Corp.	6.500%	1/15/17	150	179
Comcast Corp.	6.300%	11/15/17	3,125	3,760
Comcast Corp.	5.875%	2/15/18	4,150	4,912
Comcast Corp.	5.700%	5/15/18	4,625	5,443
Comcast Corp.	5.700%	7/1/19	6,870	8,165
Comcast Corp.	5.150%	3/1/20	5,055	5,876
Comcast Corp.	3.125%	7/15/22	1,925	1,936
Comcast Corp.	7.050%	3/15/33	2,000	2,510
Comcast Corp.	5.650%	6/15/35	2,900	3,220
Comcast Corp.	6.500%	11/15/35	19,100	23,268
Comcast Corp.	6.450%	3/15/37	1,825	2,222
Comcast Corp.	6.950%	8/15/37	8,950	11,448
Comcast Corp.	6.400%	5/15/38	1,975	2,401
Comcast Corp.	4.650%	7/15/42	675	674
COX Communications Inc.	5.450%	12/15/14	15,700	17,292
COX Communications Inc.	5.500%	10/1/15	100	113

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Deutsche Telekom International Finance BV	5.250%	7/22/13	440	460
Deutsche Telekom International Finance BV	5.875%	8/20/13	5,635	5,937
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,775	1,887
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,500	2,819
Deutsche Telekom International Finance BV	6.750%	8/20/18	5,100	6,143
Deutsche Telekom International Finance BV	6.000%	7/8/19	11,525	13,537
Deutsche Telekom International Finance BV	8.750%	6/15/30	6,965	9,677
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	4.750%	10/1/14	1,550	1,665
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.550%	3/15/15	6,425	6,775
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.500%	3/1/16	3,000	3,167
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.875%	10/1/19	12,975	14,957
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	4.600%	2/15/21	1,950	2,089
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.000%	3/1/21	18,475	20,340
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.800%	3/15/22	10,000	10,113
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	6.350%	3/15/40	2,900	3,364
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	6.000%	8/15/40	325	361
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	6.375%	3/1/41	2,600	3,032
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.150%	3/15/42	8,600	8,628
Discovery Communications LLC	5.050%	6/1/20	500	567
Discovery Communications LLC	4.375%	6/15/21	870	950
Discovery Communications LLC	3.300%	5/15/22	2,125	2,148
Discovery Communications LLC	6.350%	6/1/40	4,060	4,987
Discovery Communications LLC	4.950%	5/15/42	1,750	1,829
Embarq Corp.	7.082%	6/1/16	4,925	5,640
Embarq Corp.	7.995%	6/1/36	9,849	10,259
France Telecom SA	4.375%	7/8/14	3,850	4,040
France Telecom SA	2.125%	9/16/15	5,000	5,024
France Telecom SA	2.750%	9/14/16	4,180	4,261
France Telecom SA	5.375%	7/8/19	6,825	7,705
France Telecom SA	4.125%	9/14/21	16,295	17,089
France Telecom SA	8.500%	3/1/31	4,465	6,232
Grupo Televisa SAB	6.625%	3/18/25	1,300	1,601
Grupo Televisa SAB	8.500%	3/11/32	200	276
Grupo Televisa SAB	6.625%	1/15/40	3,500	4,288
GTE Corp.	8.750%	11/1/21	1,700	2,393
GTE Corp.	6.940%	4/15/28	1,750	2,226
Koninklijke KPN NV	8.375%	10/1/30	1,550	1,985
McGraw-Hill Cos. Inc.	5.900%	11/15/17	1,750	2,045
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,600	1,840
NBCUniversal Media LLC	2.100%	4/1/14	3,700	3,768
NBCUniversal Media LLC	3.650%	4/30/15	7,250	7,703
NBCUniversal Media LLC	2.875%	4/1/16	2,030	2,116
NBCUniversal Media LLC	5.150%	4/30/20	7,550	8,725
NBCUniversal Media LLC	4.375%	4/1/21	295	324
NBCUniversal Media LLC	6.400%	4/30/40	8,200	9,960

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
NBCUniversal Media LLC	5.950%	4/1/41	1,700	2,010
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,720	2,609
News America Inc.	5.300%	12/15/14	4,945	5,429
News America Inc.	8.000%	10/17/16	1,450	1,784
News America Inc.	6.900%	3/1/19	4,340	5,339
News America Inc.	4.500%	2/15/21	16,550	18,145
News America Inc.	7.700%	10/30/25	200	249
News America Inc.	6.550%	3/15/33	4,915	5,549
News America Inc.	6.200%	12/15/34	5,500	6,241
News America Inc.	6.400%	12/15/35	7,450	8,600
News America Inc.	8.150%	10/17/36	625	772
News America Inc.	6.650%	11/15/37	3,000	3,539
News America Inc.	7.850%	3/1/39	250	319
News America Inc.	6.900%	8/15/39	5,025	5,972
News America Inc.	7.750%	12/1/45	425	518
Omnicom Group Inc.	5.900%	4/15/16	1,675	1,930
Omnicom Group Inc.	4.450%	8/15/20	4,550	4,909
Omnicom Group Inc.	3.625%	5/1/22	400	409
Pacific Bell Telephone Co.	7.125%	3/15/26	425	558
Qwest Capital Funding Inc.	6.875%	7/15/28	1,000	974
Qwest Corp.	7.500%	10/1/14	2,625	2,928
Qwest Corp.	6.500%	6/1/17	1,125	1,267
Qwest Corp.	6.750%	12/1/21	5,590	6,308
Qwest Corp.	7.500%	6/15/23	1,325	1,328
Qwest Corp.	7.250%	9/15/25	1,400	1,547
Qwest Corp.	6.875%	9/15/33	2,900	2,871
Qwest Corp.	7.125%	11/15/43	4,500	4,455
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,000	1,094
Reed Elsevier Capital Inc.	8.625%	1/15/19	3,365	4,262
Rogers Communications Inc.	6.375%	3/1/14	5,275	5,747
Rogers Communications Inc.	5.500%	3/15/14	2,605	2,787
Rogers Communications Inc.	6.800%	8/15/18	7,350	9,082
Rogers Communications Inc.	7.500%	8/15/38	100	141
TCI Communications Inc.	8.750%	8/1/15	4,175	5,066
TCI Communications Inc.	7.875%	2/15/26	300	407
Telecom Italia Capital SA	5.250%	11/15/13	6,850	6,902
Telecom Italia Capital SA	6.175%	6/18/14	2,065	2,103
Telecom Italia Capital SA	4.950%	9/30/14	7,475	7,400
Telecom Italia Capital SA	5.250%	10/1/15	3,795	3,756
Telecom Italia Capital SA	6.999%	6/4/18	200	201
Telecom Italia Capital SA	6.375%	11/15/33	2,875	2,278
Telecom Italia Capital SA	6.000%	9/30/34	3,200	2,414
Telecom Italia Capital SA	7.200%	7/18/36	1,100	924
Telecom Italia Capital SA	7.721%	6/4/38	17,440	15,216
Telefonica Emisiones SAU	4.949%	1/15/15	3,775	3,573
Telefonica Emisiones SAU	3.992%	2/16/16	6,190	5,538
Telefonica Emisiones SAU	6.421%	6/20/16	4,975	4,784
Telefonica Emisiones SAU	5.877%	7/15/19	11,625	10,491
Telefonica Emisiones SAU	5.134%	4/27/20	5,545	4,794
Telefonica Emisiones SAU	5.462%	2/16/21	2,540	2,290
Telefonica Emisiones SAU	7.045%	6/20/36	3,010	2,648
Telefonica Europe BV	8.250%	9/15/30	1,500	1,466
Thomson Reuters Corp.	5.950%	7/15/13	725	762
Thomson Reuters Corp.	5.700%	10/1/14	5,075	5,581
Thomson Reuters Corp.	6.500%	7/15/18	250	306
Thomson Reuters Corp.	4.700%	10/15/19	1,625	1,838

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Thomson Reuters Corp.	3.950%	9/30/21	2,000	2,134
Thomson Reuters Corp.	5.500%	8/15/35	1,500	1,681
Thomson Reuters Corp.	5.850%	4/15/40	4,400	5,185
Time Warner Cable Inc.	8.250%	2/14/14	875	974
Time Warner Cable Inc.	7.500%	4/1/14	8,075	8,950
Time Warner Cable Inc.	3.500%	2/1/15	925	979
Time Warner Cable Inc.	5.850%	5/1/17	9,600	11,285
Time Warner Cable Inc.	6.750%	7/1/18	9,150	11,191
Time Warner Cable Inc.	8.750%	2/14/19	3,100	4,119
Time Warner Cable Inc.	8.250%	4/1/19	12,550	16,372
Time Warner Cable Inc.	5.000%	2/1/20	9,295	10,459
Time Warner Cable Inc.	4.000%	9/1/21	3,050	3,198
Time Warner Cable Inc.	6.750%	6/15/39	3,572	4,371
Time Warner Cable Inc.	5.875%	11/15/40	17,750	19,892
Time Warner Cable Inc.	5.500%	9/1/41	1,950	2,125
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,074
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,975	3,980
United States Cellular Corp.	6.700%	12/15/33	1,700	1,760
Verizon Communications Inc.	1.950%	3/28/14	890	911
Verizon Communications Inc.	4.900%	9/15/15	575	641
Verizon Communications Inc.	5.550%	2/15/16	15,350	17,637
Verizon Communications Inc.	3.000%	4/1/16	7,470	7,962
Verizon Communications Inc.	2.000%	11/1/16	11,546	11,849
Verizon Communications Inc.	5.500%	4/1/17	4,300	5,025
Verizon Communications Inc.	5.500%	2/15/18	16,300	19,283
Verizon Communications Inc.	6.100%	4/15/18	3,920	4,780
Verizon Communications Inc.	8.750%	11/1/18	2,365	3,245
Verizon Communications Inc.	6.350%	4/1/19	2,925	3,652
Verizon Communications Inc.	4.600%	4/1/21	6,460	7,420
Verizon Communications Inc.	3.500%	11/1/21	5,335	5,689
Verizon Communications Inc.	5.850%	9/15/35	7,650	9,350
Verizon Communications Inc.	6.250%	4/1/37	1,675	2,135
Verizon Communications Inc.	6.900%	4/15/38	4,625	6,350
Verizon Communications Inc.	8.950%	3/1/39	4,300	7,134
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,713
Verizon Communications Inc.	6.000%	4/1/41	5,280	6,688
Verizon Communications Inc.	4.750%	11/1/41	3,175	3,483
Verizon Global Funding Corp.	7.750%	12/1/30	5,190	7,340
Verizon Maryland Inc.	5.125%	6/15/33	175	181
Verizon New England Inc.	7.875%	11/15/29	1,225	1,502
Verizon New York Inc.	7.375%	4/1/32	3,900	4,832
Virgin Media Secured Finance plc	6.500%	1/15/18	500	545
Vodafone Group plc	5.000%	12/16/13	475	504
Vodafone Group plc	4.150%	6/10/14	590	627
Vodafone Group plc	5.375%	1/30/15	6,775	7,503
Vodafone Group plc	5.750%	3/15/16	1,825	2,105
Vodafone Group plc	5.625%	2/27/17	16,490	19,286
Vodafone Group plc	1.625%	3/20/17	1,300	1,299
Vodafone Group plc	4.625%	7/15/18	5,200	5,904
Vodafone Group plc	5.450%	6/10/19	5,000	6,018
Vodafone Group plc	6.250%	11/30/32	2,675	3,344
Vodafone Group plc	6.150%	2/27/37	6,420	8,292
Washington Post Co.	7.250%	2/1/19	875	1,002
WPP Finance 2010	4.750%	11/21/21	6,801	7,142
WPP Finance UK	8.000%	9/15/14	2,625	2,974

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consumer Cyclical (1.5%)
AutoZone Inc.	6.500%	1/15/14	2,000	2,161
AutoZone Inc.	5.750%	1/15/15	4,050	4,454
AutoZone Inc.	7.125%	8/1/18	6,975	8,577
Best Buy Co. Inc.	6.750%	7/15/13	2,875	2,997
BorgWarner Inc.	4.625%	9/15/20	400	436
Costco Wholesale Corp.	5.500%	3/15/17	5,400	6,442
CVS Caremark Corp.	4.875%	9/15/14	1,675	1,823
CVS Caremark Corp.	3.250%	5/18/15	2,245	2,374
CVS Caremark Corp.	6.125%	8/15/16	2,375	2,784
CVS Caremark Corp.	5.750%	6/1/17	3,090	3,655
CVS Caremark Corp.	6.600%	3/15/19	6,065	7,580
CVS Caremark Corp.	4.750%	5/18/20	1,000	1,139
CVS Caremark Corp.	6.250%	6/1/27	10,150	12,604
CVS Caremark Corp.	6.125%	9/15/39	3,975	4,926
CVS Caremark Corp.	5.750%	5/15/41	4,695	5,588
Daimler Finance North America LLC	6.500%	11/15/13	7,100	7,626
6 Daimler Finance North America LLC	2.625%	9/15/16	2,300	2,362
Daimler Finance North America LLC	8.500%	1/18/31	4,995	7,616
Darden Restaurants Inc.	6.200%	10/15/17	1,850	2,155
Darden Restaurants Inc.	4.500%	10/15/21	105	111
Darden Restaurants Inc.	6.800%	10/15/37	6,745	7,983
eBay Inc.	0.875%	10/15/13	1,150	1,157
eBay Inc.	1.625%	10/15/15	1,150	1,178
eBay Inc.	3.250%	10/15/20	1,175	1,229
Expedia Inc.	7.456%	8/15/18	250	288
Expedia Inc.	5.950%	8/15/20	6,400	6,736
Family Dollar Stores Inc.	5.000%	2/1/21	1,275	1,362
Ford Motor Co.	6.625%	10/1/28	3,075	3,536
Ford Motor Co.	6.375%	2/1/29	1,075	1,207
Ford Motor Co.	7.450%	7/16/31	13,400	16,767
Ford Motor Credit Co. LLC	7.000%	10/1/13	7,775	8,297
Ford Motor Credit Co. LLC	8.000%	6/1/14	3,400	3,773
Ford Motor Credit Co. LLC	8.700%	10/1/14	2,350	2,663
Ford Motor Credit Co. LLC	3.875%	1/15/15	10,350	10,688
Ford Motor Credit Co. LLC	7.000%	4/15/15	4,225	4,691
Ford Motor Credit Co. LLC	2.750%	5/15/15	4,875	4,928
Ford Motor Credit Co. LLC	12.000%	5/15/15	3,200	3,965
Ford Motor Credit Co. LLC	5.625%	9/15/15	4,400	4,791
6 Ford Motor Credit Co. LLC	4.207%	4/15/16	3,100	3,216
6 Ford Motor Credit Co. LLC	3.984%	6/15/16	1,875	1,931
Ford Motor Credit Co. LLC	8.000%	12/15/16	4,575	5,409
Ford Motor Credit Co. LLC	4.250%	2/3/17	2,750	2,881
Ford Motor Credit Co. LLC	3.000%	6/12/17	3,500	3,503
Ford Motor Credit Co. LLC	6.625%	8/15/17	4,775	5,433
Ford Motor Credit Co. LLC	5.000%	5/15/18	5,700	6,012
Ford Motor Credit Co. LLC	8.125%	1/15/20	6,650	8,122
Ford Motor Credit Co. LLC	5.750%	2/1/21	3,950	4,318
Ford Motor Credit Co. LLC	5.875%	8/2/21	6,250	6,943
Gap Inc.	5.950%	4/12/21	1,675	1,742
Historic TW Inc.	9.150%	2/1/23	3,425	4,718
Historic TW Inc.	6.625%	5/15/29	2,925	3,519
Home Depot Inc.	5.250%	12/16/13	6,050	6,457
Home Depot Inc.	5.400%	3/1/16	6,470	7,463
Home Depot Inc.	4.400%	4/1/21	9,730	11,214
Home Depot Inc.	5.875%	12/16/36	10,605	13,575

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Home Depot Inc.	5.400%	9/15/40	1,590	1,925
Home Depot Inc.	5.950%	4/1/41	2,075	2,699
International Game Technology	5.500%	6/15/20	1,030	1,112
Johnson Controls Inc.	2.600%	12/1/16	1,475	1,527
Johnson Controls Inc.	5.000%	3/30/20	2,300	2,604
Johnson Controls Inc.	4.250%	3/1/21	5,405	5,810
Johnson Controls Inc.	3.750%	12/1/21	1,425	1,480
Johnson Controls Inc.	6.000%	1/15/36	350	420
Johnson Controls Inc.	5.700%	3/1/41	795	941
Johnson Controls Inc.	5.250%	12/1/41	1,475	1,642
Kohl’s Corp.	6.250%	12/15/17	1,550	1,856
Kohl’s Corp.	4.000%	11/1/21	7,380	7,665
Kohl’s Corp.	6.000%	1/15/33	300	337
Kohl’s Corp.	6.875%	12/15/37	700	888
Lowe’s Cos. Inc.	5.400%	10/15/16	1,925	2,235
Lowe’s Cos. Inc.	6.100%	9/15/17	875	1,056
Lowe’s Cos. Inc.	4.625%	4/15/20	3,355	3,798
Lowe’s Cos. Inc.	3.750%	4/15/21	4,045	4,349
Lowe’s Cos. Inc.	3.800%	11/15/21	3,775	4,081
Lowe’s Cos. Inc.	3.120%	4/15/22	875	896
Lowe’s Cos. Inc.	6.875%	2/15/28	350	454
Lowe’s Cos. Inc.	6.500%	3/15/29	1,050	1,326
Lowe’s Cos. Inc.	5.800%	10/15/36	7,175	8,703
Lowe’s Cos. Inc.	5.800%	4/15/40	120	147
Lowe’s Cos. Inc.	5.125%	11/15/41	1,200	1,356
Lowe’s Cos. Inc.	4.650%	4/15/42	2,500	2,651
Macy’s Retail Holdings Inc.	7.875%	7/15/15	5,515	6,467
Macy’s Retail Holdings Inc.	5.900%	12/1/16	3,775	4,365
Macy’s Retail Holdings Inc.	3.875%	1/15/22	4,100	4,336
Macy’s Retail Holdings Inc.	6.900%	4/1/29	9,850	11,647
Macy’s Retail Holdings Inc.	6.375%	3/15/37	2,300	2,746
Macy’s Retail Holdings Inc.	5.125%	1/15/42	2,325	2,437
Marriott International Inc.	6.200%	6/15/16	550	628
Marriott International Inc.	6.375%	6/15/17	650	766
Marriott International Inc.	3.000%	3/1/19	1,750	1,761
McDonald’s Corp.	5.300%	3/15/17	300	353
McDonald’s Corp.	5.800%	10/15/17	1,825	2,221
McDonald’s Corp.	5.350%	3/1/18	2,870	3,448
McDonald’s Corp.	5.000%	2/1/19	4,525	5,379
McDonald’s Corp.	2.625%	1/15/22	11,090	11,311
McDonald’s Corp.	6.300%	10/15/37	325	455
McDonald’s Corp.	6.300%	3/1/38	1,825	2,552
McDonald’s Corp.	3.700%	2/15/42	5,275	5,216
Nordstrom Inc.	6.750%	6/1/14	175	194
Nordstrom Inc.	6.250%	1/15/18	5,625	6,807
Nordstrom Inc.	4.750%	5/1/20	1,200	1,384
Nordstrom Inc.	4.000%	10/15/21	12,440	13,727
Nordstrom Inc.	6.950%	3/15/28	425	556
Nordstrom Inc.	7.000%	1/15/38	1,275	1,774
O’Reilly Automotive Inc.	4.875%	1/14/21	600	640
PACCAR Financial Corp.	1.050%	6/5/15	750	753
PACCAR Financial Corp.	1.600%	3/15/17	3,725	3,765
PACCAR Inc.	6.875%	2/15/14	1,200	1,316
6 QVC Inc.	5.125%	7/2/22	425	436
Staples Inc.	9.750%	1/15/14	6,300	7,056
Target Corp.	5.875%	7/15/16	3,575	4,247

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Target Corp.	5.375%	5/1/17	100	118
Target Corp.	6.000%	1/15/18	3,555	4,356
Target Corp.	3.875%	7/15/20	3,655	4,032
Target Corp.	7.000%	7/15/31	1,425	1,952
Target Corp.	6.350%	11/1/32	2,075	2,732
Target Corp.	6.500%	10/15/37	2,400	3,214
Target Corp.	7.000%	1/15/38	10,170	14,364
Time Warner Cos. Inc.	7.570%	2/1/24	325	417
Time Warner Cos. Inc.	6.950%	1/15/28	150	183
Time Warner Inc.	3.150%	7/15/15	8,518	8,997
Time Warner Inc.	5.875%	11/15/16	2,525	2,953
Time Warner Inc.	4.875%	3/15/20	4,860	5,489
Time Warner Inc.	4.700%	1/15/21	4,250	4,733
Time Warner Inc.	4.750%	3/29/21	7,975	8,910
Time Warner Inc.	4.000%	1/15/22	295	311
Time Warner Inc.	7.625%	4/15/31	5,700	7,378
Time Warner Inc.	7.700%	5/1/32	7,850	10,273
Time Warner Inc.	6.500%	11/15/36	9,090	10,785
Time Warner Inc.	6.200%	3/15/40	950	1,097
Time Warner Inc.	6.100%	7/15/40	3,150	3,618
Time Warner Inc.	6.250%	3/29/41	5,275	6,142
Time Warner Inc.	5.375%	10/15/41	295	314
TJX Cos. Inc.	4.200%	8/15/15	6,265	6,853
TJX Cos. Inc.	6.950%	4/15/19	5,450	6,957
Toyota Motor Credit Corp.	1.000%	2/17/15	4,850	4,862
Toyota Motor Credit Corp.	3.200%	6/17/15	5,500	5,864
Toyota Motor Credit Corp.	2.800%	1/11/16	1,890	2,000
Toyota Motor Credit Corp.	2.000%	9/15/16	3,125	3,196
Toyota Motor Credit Corp.	2.050%	1/12/17	10,500	10,773
Toyota Motor Credit Corp.	4.250%	1/11/21	4,200	4,689
Toyota Motor Credit Corp.	3.400%	9/15/21	1,495	1,572
Toyota Motor Credit Corp.	3.300%	1/12/22	5,600	5,847
VF Corp.	5.950%	11/1/17	850	1,006
VF Corp.	3.500%	9/1/21	4,695	5,013
VF Corp.	6.450%	11/1/37	1,275	1,679
Viacom Inc.	4.375%	9/15/14	375	402
Viacom Inc.	1.250%	2/27/15	3,600	3,619
Viacom Inc.	2.500%	12/15/16	300	311
Viacom Inc.	3.500%	4/1/17	835	902
Viacom Inc.	6.125%	10/5/17	1,250	1,494
Viacom Inc.	5.625%	9/15/19	10,235	12,085
Viacom Inc.	3.875%	12/15/21	5,290	5,619
Viacom Inc.	6.875%	4/30/36	6,560	8,504
Wal-Mart Stores Inc.	1.625%	4/15/14	5,910	6,031
Wal-Mart Stores Inc.	3.200%	5/15/14	2,100	2,205
Wal-Mart Stores Inc.	2.875%	4/1/15	2,425	2,571
Wal-Mart Stores Inc.	4.500%	7/1/15	2,225	2,465
Wal-Mart Stores Inc.	2.250%	7/8/15	1,275	1,332
Wal-Mart Stores Inc.	1.500%	10/25/15	12,135	12,423
Wal-Mart Stores Inc.	5.375%	4/5/17	625	743
Wal-Mart Stores Inc.	5.800%	2/15/18	4,920	6,072
Wal-Mart Stores Inc.	3.625%	7/8/20	3,950	4,358
Wal-Mart Stores Inc.	3.250%	10/25/20	6,795	7,323
Wal-Mart Stores Inc.	4.250%	4/15/21	19,735	22,676
Wal-Mart Stores Inc.	5.875%	4/5/27	11,050	14,097
Wal-Mart Stores Inc.	7.550%	2/15/30	3,650	5,449

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wal-Mart Stores Inc.	5.250%	9/1/35	1,560	1,878
Wal-Mart Stores Inc.	6.500%	8/15/37	8,515	11,965
Wal-Mart Stores Inc.	6.200%	4/15/38	6,400	8,737
Wal-Mart Stores Inc.	5.625%	4/1/40	1,700	2,180
Wal-Mart Stores Inc.	4.875%	7/8/40	8,595	10,158
Wal-Mart Stores Inc.	5.000%	10/25/40	1,850	2,210
Wal-Mart Stores Inc.	5.625%	4/15/41	6,060	7,867
Walgreen Co.	4.875%	8/1/13	3,695	3,857
Walgreen Co.	5.250%	1/15/19	1,970	2,244
Walt Disney Co.	4.500%	12/15/13	2,595	2,751
Walt Disney Co.	6.200%	6/20/14	2,000	2,210
Walt Disney Co.	0.875%	12/1/14	7,225	7,266
Walt Disney Co.	1.350%	8/16/16	235	237
Walt Disney Co.	5.625%	9/15/16	3,425	4,018
Walt Disney Co.	1.125%	2/15/17	4,000	4,011
Walt Disney Co.	5.875%	12/15/17	1,875	2,336
Walt Disney Co.	7.000%	3/1/32	325	467
Walt Disney Co.	4.375%	8/16/41	325	361
Walt Disney Co.	4.125%	12/1/41	7,633	8,222
Western Union Co.	6.500%	2/26/14	3,275	3,572
Western Union Co.	5.930%	10/1/16	1,825	2,118
Western Union Co.	5.253%	4/1/20	240	276
Western Union Co.	6.200%	11/17/36	3,350	3,558
Western Union Co.	6.200%	6/21/40	1,100	1,186
Wyndham Worldwide Corp.	5.750%	2/1/18	10,076	11,235
Wyndham Worldwide Corp.	4.250%	3/1/22	300	302
Yum! Brands Inc.	4.250%	9/15/15	2,000	2,166
Yum! Brands Inc.	6.250%	4/15/16	2,850	3,292
Yum! Brands Inc.	6.250%	3/15/18	1,750	2,082
Yum! Brands Inc.	5.300%	9/15/19	685	791
Yum! Brands Inc.	3.875%	11/1/20	1,175	1,258
Yum! Brands Inc.	6.875%	11/15/37	1,350	1,779

Consumer Noncyclical (2.8%)
Abbott Laboratories	4.350%	3/15/14	1,075	1,143
Abbott Laboratories	2.700%	5/27/15	1,000	1,054
Abbott Laboratories	5.875%	5/15/16	6,385	7,539
Abbott Laboratories	5.600%	11/30/17	4,450	5,390
Abbott Laboratories	5.125%	4/1/19	8,615	10,268
Abbott Laboratories	4.125%	5/27/20	3,000	3,400
Abbott Laboratories	6.150%	11/30/37	11,080	14,787
Abbott Laboratories	6.000%	4/1/39	575	764
Abbott Laboratories	5.300%	5/27/40	3,755	4,598
Allergan Inc.	5.750%	4/1/16	400	464
Allergan Inc.	3.375%	9/15/20	5,000	5,361
Altria Group Inc.	8.500%	11/10/13	8,745	9,615
Altria Group Inc.	7.750%	2/6/14	4,600	5,075
Altria Group Inc.	4.125%	9/11/15	500	544
Altria Group Inc.	9.700%	11/10/18	3,890	5,377
Altria Group Inc.	9.250%	8/6/19	665	923
Altria Group Inc.	4.750%	5/5/21	6,150	6,954
Altria Group Inc.	9.950%	11/10/38	5,390	8,533
Altria Group Inc.	10.200%	2/6/39	7,400	11,970
AmerisourceBergen Corp.	5.875%	9/15/15	7,375	8,390
AmerisourceBergen Corp.	4.875%	11/15/19	975	1,115
AmerisourceBergen Corp.	3.500%	11/15/21	7,750	8,083

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amgen Inc.	1.875%	11/15/14	1,660	1,690
Amgen Inc.	4.850%	11/18/14	9,375	10,100
Amgen Inc.	2.300%	6/15/16	6,870	7,047
Amgen Inc.	2.500%	11/15/16	1,660	1,718
Amgen Inc.	2.125%	5/15/17	3,850	3,897
Amgen Inc.	5.850%	6/1/17	7,750	9,129
Amgen Inc.	6.150%	6/1/18	6,505	7,800
Amgen Inc.	5.700%	2/1/19	1,320	1,554
Amgen Inc.	3.450%	10/1/20	825	856
Amgen Inc.	4.100%	6/15/21	1,765	1,885
Amgen Inc.	3.875%	11/15/21	1,660	1,743
Amgen Inc.	3.625%	5/15/22	3,850	3,971
Amgen Inc.	6.375%	6/1/37	2,200	2,602
Amgen Inc.	6.900%	6/1/38	5,023	6,346
Amgen Inc.	6.400%	2/1/39	2,725	3,254
Amgen Inc.	5.750%	3/15/40	2,665	2,974
Amgen Inc.	4.950%	10/1/41	9,275	9,517
Amgen Inc.	5.150%	11/15/41	1,655	1,734
Amgen Inc.	5.650%	6/15/42	2,350	2,624
Amgen Inc.	5.375%	5/15/43	3,375	3,661
Anheuser-Busch Cos. LLC	5.600%	3/1/17	1,375	1,606
Anheuser-Busch Cos. LLC	5.500%	1/15/18	6,307	7,452
Anheuser-Busch Cos. LLC	6.800%	8/20/32	775	1,047
Anheuser-Busch Cos. LLC	5.750%	4/1/36	2,905	3,556
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	5,825	5,906
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	4,290	4,734
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	4,590	4,947
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	5,968	6,317
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	4,040	5,319
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	3,675	4,744
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	11,690	13,912
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,600	3,057
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	3,875	4,412
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	8,590	13,665
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,825	3,838
Archer-Daniels-Midland Co.	8.375%	4/15/17	100	128
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,625	4,307
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,145	2,477
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,775	2,230
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,025	2,381
Archer-Daniels-Midland Co.	5.765%	3/1/41	7,095	9,043
AstraZeneca plc	5.900%	9/15/17	10,840	13,027
AstraZeneca plc	6.450%	9/15/37	12,480	16,944
Avon Products Inc.	5.750%	3/1/18	2,460	2,648
Avon Products Inc.	6.500%	3/1/19	1,160	1,263
Baptist Health South Florida
Obligated Group Revenue	4.590%	8/15/21	375	422
Baxter International Inc.	5.900%	9/1/16	875	1,041
Baxter International Inc.	1.850%	1/15/17	4,050	4,135
Baxter International Inc.	4.250%	3/15/20	900	1,020
Beam Inc.	1.875%	5/15/17	1,825	1,835
Beam Inc.	3.250%	5/15/22	1,400	1,403
Beam Inc.	5.875%	1/15/36	875	1,001
Becton Dickinson & Co.	3.250%	11/12/20	8,340	8,770
Becton Dickinson & Co.	3.125%	11/8/21	2,985	3,119
Becton Dickinson & Co.	1.750%	11/8/16	90	92

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Becton Dickinson & Co.	5.000%	5/15/19	450	527
Biogen Idec Inc.	6.875%	3/1/18	11,300	13,783
Boston Scientific Corp.	4.500%	1/15/15	8,295	8,824
Boston Scientific Corp.	6.250%	11/15/15	6,000	6,741
Boston Scientific Corp.	5.125%	1/12/17	3,750	4,158
Boston Scientific Corp.	6.000%	1/15/20	3,870	4,621
Boston Scientific Corp.	7.000%	11/15/35	2,850	3,560
Boston Scientific Corp.	7.375%	1/15/40	1,400	1,923
Bottling Group LLC	5.000%	11/15/13	2,700	2,859
Bottling Group LLC	6.950%	3/15/14	4,225	4,664
Bottling Group LLC	5.500%	4/1/16	4,050	4,691
Bottling Group LLC	5.125%	1/15/19	1,975	2,318
Bristol-Myers Squibb Co.	5.250%	8/15/13	650	684
Bristol-Myers Squibb Co.	5.450%	5/1/18	11,240	13,530
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	136
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	139
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,888	3,740
Bristol-Myers Squibb Co.	6.125%	5/1/38	460	615
Bristol-Myers Squibb Co.	6.875%	8/1/97	325	466
Bunge Ltd. Finance Corp.	5.100%	7/15/15	575	615
Bunge Ltd. Finance Corp.	8.500%	6/15/19	13,150	16,435
Campbell Soup Co.	3.050%	7/15/17	525	566
Campbell Soup Co.	4.250%	4/15/21	2,175	2,466
Cardinal Health Inc.	4.000%	6/15/15	100	107
Cardinal Health Inc.	4.625%	12/15/20	4,935	5,545
CareFusion Corp.	5.125%	8/1/14	1,985	2,129
CareFusion Corp.	6.375%	8/1/19	5,085	6,029
Celgene Corp.	2.450%	10/15/15	750	768
Celgene Corp.	3.950%	10/15/20	5,075	5,331
Celgene Corp.	5.700%	10/15/40	1,350	1,509
Church & Dwight Co. Inc.	3.350%	12/15/15	1,000	1,049
Clorox Co.	5.000%	3/1/13	1,635	1,682
Clorox Co.	5.000%	1/15/15	525	573
Clorox Co.	3.550%	11/1/15	1,850	1,954
Clorox Co.	5.950%	10/15/17	8,722	10,129
Coca-Cola Co.	0.750%	11/15/13	6,200	6,226
Coca-Cola Co.	0.750%	3/13/15	575	576
Coca-Cola Co.	1.500%	11/15/15	9,500	9,694
Coca-Cola Co.	1.800%	9/1/16	2,900	2,969
Coca-Cola Co.	5.350%	11/15/17	8,350	9,965
Coca-Cola Co.	1.650%	3/14/18	725	734
Coca-Cola Co.	4.875%	3/15/19	5,910	7,014
Coca-Cola Co.	3.150%	11/15/20	1,100	1,179
Coca-Cola Co.	3.300%	9/1/21	7,615	8,130
Coca-Cola Enterprises Inc.	2.125%	9/15/15	1,595	1,634
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	775	861
Coca-Cola HBC Finance BV	5.125%	9/17/13	325	334
Coca-Cola HBC Finance BV	5.500%	9/17/15	3,500	3,781
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,425	4,907
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	2,200	2,390
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	1,800	2,609
Colgate-Palmolive Co.	0.600%	11/15/14	745	746
Colgate-Palmolive Co.	1.300%	1/15/17	4,375	4,429
Colgate-Palmolive Co.	2.450%	11/15/21	1,510	1,537
Colgate-Palmolive Co.	2.300%	5/3/22	300	302
ConAgra Foods Inc.	5.875%	4/15/14	1,295	1,400

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ConAgra Foods Inc.	5.819%	6/15/17	225	258
ConAgra Foods Inc.	7.125%	10/1/26	940	1,175
ConAgra Foods Inc.	7.000%	10/1/28	250	307
ConAgra Foods Inc.	8.250%	9/15/30	675	904
Covidien International Finance SA	6.000%	10/15/17	1,995	2,390
Covidien International Finance SA	6.550%	10/15/37	4,849	6,643
CR Bard Inc.	4.400%	1/15/21	2,220	2,515
CR Bard Inc.	6.700%	12/1/26	1,800	2,423
Delhaize Group SA	5.875%	2/1/14	1,400	1,471
Delhaize Group SA	6.500%	6/15/17	235	261
Delhaize Group SA	5.700%	10/1/40	6,241	5,316
Diageo Capital plc	5.500%	9/30/16	425	499
Diageo Capital plc	1.500%	5/11/17	5,325	5,359
Diageo Capital plc	5.750%	10/23/17	3,885	4,674
Diageo Capital plc	4.828%	7/15/20	3,100	3,615
Diageo Capital plc	5.875%	9/30/36	200	253
Diageo Finance BV	5.300%	10/28/15	1,800	2,039
Diageo Investment Corp.	2.875%	5/11/22	2,575	2,647
Diageo Investment Corp.	7.450%	4/15/35	200	299
Diageo Investment Corp.	4.250%	5/11/42	1,300	1,378
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,045	3,191
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	420	519
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	2,785	2,830
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	425	610
Eli Lilly & Co.	4.200%	3/6/14	2,200	2,329
Eli Lilly & Co.	5.200%	3/15/17	3,925	4,608
Eli Lilly & Co.	5.500%	3/15/27	2,950	3,701
Eli Lilly & Co.	5.550%	3/15/37	1,800	2,304
Eli Lilly & Co.	5.950%	11/15/37	235	312
Energizer Holdings Inc.	4.700%	5/19/21	1,325	1,379
Estee Lauder Cos. Inc.	6.000%	5/15/37	200	254
Express Scripts Holding Co.	6.250%	6/15/14	4,575	5,008
6 Express Scripts Holding Co.	2.100%	2/12/15	6,700	6,768
6 Express Scripts Holding Co.	2.650%	2/15/17	8,925	9,072
6 Express Scripts Holding Co.	4.750%	11/15/21	3,000	3,315
6 Express Scripts Holding Co.	3.900%	2/15/22	7,150	7,405
6 Express Scripts Holding Co.	6.125%	11/15/41	2,825	3,389
Flowers Foods Inc.	4.375%	4/1/22	1,500	1,523
Genentech Inc.	4.750%	7/15/15	800	885
Genentech Inc.	5.250%	7/15/35	5,020	5,923
General Mills Inc.	5.250%	8/15/13	1,650	1,732
General Mills Inc.	5.200%	3/17/15	2,000	2,220
General Mills Inc.	5.700%	2/15/17	2,525	2,997
General Mills Inc.	5.650%	2/15/19	6,725	8,122
General Mills Inc.	3.150%	12/15/21	5,950	6,092
General Mills Inc.	5.400%	6/15/40	4,505	5,353
Gilead Sciences Inc.	3.050%	12/1/16	375	397
Gilead Sciences Inc.	4.500%	4/1/21	2,025	2,257
Gilead Sciences Inc.	4.400%	12/1/21	9,402	10,433
Gilead Sciences Inc.	5.650%	12/1/41	1,550	1,796
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	6,225	6,638
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	5,555	6,718
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	950	1,147
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	14,535	19,926
GlaxoSmithKline Capital plc	0.750%	5/8/15	4,475	4,475
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,800	1,803

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
GlaxoSmithKline Capital plc	2.850%	5/8/22	1,850	1,885
Hasbro Inc.	6.125%	5/15/14	5,000	5,407
Hasbro Inc.	6.300%	9/15/17	2,125	2,426
Hasbro Inc.	6.350%	3/15/40	1,200	1,393
Hershey Co.	5.450%	9/1/16	425	496
Hershey Co.	1.500%	11/1/16	2,125	2,146
Hershey Co.	4.125%	12/1/20	1,710	1,919
HJ Heinz Co.	5.350%	7/15/13	7,775	8,157
HJ Heinz Finance Co.	6.750%	3/15/32	1,925	2,409
Hormel Foods Corp.	4.125%	4/15/21	625	701
Hospira Inc.	5.900%	6/15/14	500	538
Hospira Inc.	6.400%	5/15/15	275	306
Hospira Inc.	6.050%	3/30/17	1,050	1,186
Hospira Inc.	5.600%	9/15/40	1,075	1,115
Ingredion Inc.	3.200%	11/1/15	1,700	1,770
Ingredion Inc.	4.625%	11/1/20	890	964
Ingredion Inc.	6.625%	4/15/37	575	701
JM Smucker Co.	3.500%	10/15/21	995	1,043
Johnson & Johnson	1.200%	5/15/14	835	846
Johnson & Johnson	5.550%	8/15/17	1,700	2,064
Johnson & Johnson	5.150%	7/15/18	4,550	5,515
Johnson & Johnson	2.950%	9/1/20	10,000	10,751
Johnson & Johnson	3.550%	5/15/21	5,000	5,618
Johnson & Johnson	6.730%	11/15/23	1,203	1,673
Johnson & Johnson	6.950%	9/1/29	1,300	1,876
Johnson & Johnson	4.950%	5/15/33	1,600	1,941
Johnson & Johnson	5.950%	8/15/37	1,555	2,158
Johnson & Johnson	4.500%	9/1/40	1,370	1,602
Kaiser Foundation Hospitals	3.500%	4/1/22	900	932
Kaiser Foundation Hospitals	4.875%	4/1/42	1,800	1,981
Kellogg Co.	1.875%	11/17/16	4,400	4,448
Kellogg Co.	4.000%	12/15/20	9,005	9,898
Kellogg Co.	3.125%	5/17/22	200	204
Kellogg Co.	7.450%	4/1/31	1,150	1,574
Kimberly-Clark Corp.	4.875%	8/15/15	1,875	2,085
Kimberly-Clark Corp.	6.125%	8/1/17	4,475	5,479
Kimberly-Clark Corp.	7.500%	11/1/18	800	1,064
Kimberly-Clark Corp.	3.625%	8/1/20	3,150	3,456
Kimberly-Clark Corp.	3.875%	3/1/21	2,940	3,289
Kimberly-Clark Corp.	2.400%	3/1/22	1,100	1,100
Kimberly-Clark Corp.	6.625%	8/1/37	200	287
Kimberly-Clark Corp.	5.300%	3/1/41	1,600	2,039
Koninklijke Philips Electronics NV	5.750%	3/11/18	7,250	8,591
Koninklijke Philips Electronics NV	6.875%	3/11/38	4,720	6,235
6 Kraft Foods Group Inc.	1.625%	6/4/15	1,400	1,410
6 Kraft Foods Group Inc.	2.250%	6/5/17	4,150	4,229
6 Kraft Foods Group Inc.	3.500%	6/6/22	2,825	2,892
6 Kraft Foods Group Inc.	5.000%	6/4/42	5,500	5,797
Kraft Foods Inc.	5.250%	10/1/13	3,100	3,269
Kraft Foods Inc.	6.750%	2/19/14	200	219
Kraft Foods Inc.	4.125%	2/9/16	6,365	6,931
Kraft Foods Inc.	6.500%	8/11/17	5,775	7,006
Kraft Foods Inc.	6.125%	2/1/18	690	829
Kraft Foods Inc.	6.125%	8/23/18	15,240	18,554
Kraft Foods Inc.	5.375%	2/10/20	19,190	22,723
Kraft Foods Inc.	6.500%	11/1/31	4,111	5,054
Kraft Foods Inc.	7.000%	8/11/37	3,675	4,832

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kraft Foods Inc.	6.875%	2/1/38	5,975	7,797
Kraft Foods Inc.	6.875%	1/26/39	525	679
Kraft Foods Inc.	6.500%	2/9/40	8,345	10,742
Kroger Co.	4.950%	1/15/15	1,950	2,127
Kroger Co.	3.900%	10/1/15	2,350	2,531
Kroger Co.	2.200%	1/15/17	6,775	6,844
Kroger Co.	6.400%	8/15/17	435	519
Kroger Co.	6.800%	12/15/18	2,400	2,937
Kroger Co.	7.700%	6/1/29	2,800	3,695
Kroger Co.	8.000%	9/15/29	8,675	11,475
Kroger Co.	7.500%	4/1/31	625	818
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,025	1,159
Laboratory Corp. of America Holdings	4.625%	11/15/20	235	258
Life Technologies Corp.	4.400%	3/1/15	1,700	1,812
Life Technologies Corp.	3.500%	1/15/16	2,800	2,925
Life Technologies Corp.	6.000%	3/1/20	2,340	2,756
Life Technologies Corp.	5.000%	1/15/21	1,350	1,493
Lorillard Tobacco Co.	3.500%	8/4/16	760	793
Lorillard Tobacco Co.	8.125%	6/23/19	3,075	3,804
Lorillard Tobacco Co.	8.125%	5/1/40	1,000	1,231
Lorillard Tobacco Co.	7.000%	8/4/41	1,550	1,683
Mattel Inc.	2.500%	11/1/16	1,125	1,157
Mattel Inc.	5.450%	11/1/41	845	925
McCormick & Co. Inc.	3.900%	7/15/21	875	964
McKesson Corp.	6.500%	2/15/14	6,000	6,527
McKesson Corp.	5.700%	3/1/17	5,000	5,857
McKesson Corp.	4.750%	3/1/21	1,740	1,999
McKesson Corp.	6.000%	3/1/41	5,000	6,590
Mead Johnson Nutrition Co.	3.500%	11/1/14	2,525	2,630
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,309	2,625
Mead Johnson Nutrition Co.	5.900%	11/1/39	3,410	4,267
Medco Health Solutions Inc.	2.750%	9/15/15	1,525	1,567
Medco Health Solutions Inc.	7.125%	3/15/18	9,080	11,213
Medco Health Solutions Inc.	4.125%	9/15/20	590	626
Medtronic Inc.	4.500%	3/15/14	1,000	1,064
Medtronic Inc.	3.000%	3/15/15	4,495	4,750
Medtronic Inc.	4.750%	9/15/15	1,775	1,991
Medtronic Inc.	4.450%	3/15/20	1,650	1,889
Medtronic Inc.	4.125%	3/15/21	590	662
Medtronic Inc.	6.500%	3/15/39	500	705
Medtronic Inc.	5.550%	3/15/40	2,100	2,649
Medtronic Inc.	4.500%	3/15/42	4,875	5,357
Memorial Sloan-Kettering Cancer Center
New York GO	5.000%	7/1/42	700	802
Merck & Co. Inc.	5.300%	12/1/13	1,295	1,381
Merck & Co. Inc.	4.750%	3/1/15	1,200	1,321
Merck & Co. Inc.	4.000%	6/30/15	2,590	2,834
Merck & Co. Inc.	2.250%	1/15/16	3,850	4,026
Merck & Co. Inc.	6.000%	9/15/17	2,300	2,812
Merck & Co. Inc.	5.000%	6/30/19	7,445	8,927
Merck & Co. Inc.	3.875%	1/15/21	11,720	13,190
Merck & Co. Inc.	6.400%	3/1/28	1,525	2,076
Merck & Co. Inc.	5.950%	12/1/28	775	1,018
Merck & Co. Inc.	6.500%	12/1/33	5,275	7,453
Merck & Co. Inc.	5.750%	11/15/36	325	431
Merck & Co. Inc.	6.550%	9/15/37	5,015	7,214
Merck & Co. Inc.	5.850%	6/30/39	1,025	1,392

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Molson Coors Brewing Co.	2.000%	5/1/17	725	734
Molson Coors Brewing Co.	3.500%	5/1/22	800	823
Molson Coors Brewing Co.	5.000%	5/1/42	2,175	2,329
Novant Health Inc.	5.850%	11/1/19	2,125	2,423
Novartis Capital Corp.	4.125%	2/10/14	6,525	6,883
Novartis Capital Corp.	2.900%	4/24/15	14,370	15,208
Novartis Securities Investment Ltd.	5.125%	2/10/19	10,590	12,626
PepsiAmericas Inc.	4.375%	2/15/14	100	106
PepsiAmericas Inc.	4.875%	1/15/15	5,100	5,581
PepsiAmericas Inc.	5.000%	5/15/17	1,400	1,632
PepsiCo Inc.	0.875%	10/25/13	5,885	5,905
PepsiCo Inc.	3.750%	3/1/14	1,150	1,206
PepsiCo Inc.	0.750%	3/5/15	3,125	3,122
PepsiCo Inc.	2.500%	5/10/16	11,390	11,983
PepsiCo Inc.	5.000%	6/1/18	425	496
PepsiCo Inc.	7.900%	11/1/18	1,575	2,104
PepsiCo Inc.	4.500%	1/15/20	2,800	3,182
PepsiCo Inc.	3.125%	11/1/20	4,200	4,412
PepsiCo Inc.	3.000%	8/25/21	1,530	1,567
PepsiCo Inc.	2.750%	3/5/22	8,900	8,975
PepsiCo Inc.	5.500%	1/15/40	5,425	6,731
PepsiCo Inc.	4.875%	11/1/40	4,510	5,274
PepsiCo Inc.	4.000%	3/5/42	6,600	6,806
PerkinElmer Inc.	5.000%	11/15/21	1,410	1,523
Pfizer Inc.	5.350%	3/15/15	15,865	17,775
Pfizer Inc.	6.200%	3/15/19	15,445	19,402
Pfizer Inc.	7.200%	3/15/39	14,790	22,501
Pharmacia Corp.	6.500%	12/1/18	6,000	7,619
Pharmacia Corp.	6.600%	12/1/28	625	844
Philip Morris International Inc.	6.875%	3/17/14	4,340	4,793
Philip Morris International Inc.	2.500%	5/16/16	5,000	5,250
Philip Morris International Inc.	1.625%	3/20/17	3,250	3,290
Philip Morris International Inc.	5.650%	5/16/18	9,290	11,236
Philip Morris International Inc.	4.500%	3/26/20	575	664
Philip Morris International Inc.	4.125%	5/17/21	530	594
Philip Morris International Inc.	6.375%	5/16/38	5,600	7,480
Philip Morris International Inc.	4.375%	11/15/41	7,855	8,129
Philip Morris International Inc.	4.500%	3/20/42	3,550	3,762
3 Procter & Gamble - Esop	9.360%	1/1/21	2,747	3,674
Procter & Gamble Co.	0.700%	8/15/14	590	592
Procter & Gamble Co.	4.950%	8/15/14	850	926
Procter & Gamble Co.	3.500%	2/15/15	4,500	4,822
Procter & Gamble Co.	1.800%	11/15/15	6,925	7,149
Procter & Gamble Co.	1.450%	8/15/16	27,045	27,564
Procter & Gamble Co.	4.700%	2/15/19	2,215	2,620
Procter & Gamble Co.	6.450%	1/15/26	2,750	3,743
Procter & Gamble Co.	5.800%	8/15/34	250	335
Procter & Gamble Co.	5.550%	3/5/37	4,345	5,806
Quest Diagnostics Inc.	5.450%	11/1/15	4,000	4,473
Quest Diagnostics Inc.	6.400%	7/1/17	175	207
Quest Diagnostics Inc.	4.700%	4/1/21	235	262
Quest Diagnostics Inc.	6.950%	7/1/37	1,225	1,567
Ralcorp Holdings Inc.	6.625%	8/15/39	4,550	4,685
Reynolds American Inc.	7.625%	6/1/16	850	1,026
Reynolds American Inc.	6.750%	6/15/17	2,400	2,885
Reynolds American Inc.	7.250%	6/15/37	1,225	1,495
Safeway Inc.	6.250%	3/15/14	5,850	6,269

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Safeway Inc.	3.400%	12/1/16	775	789
Safeway Inc.	6.350%	8/15/17	1,325	1,478
Safeway Inc.	5.000%	8/15/19	3,500	3,620
Safeway Inc.	4.750%	12/1/21	575	571
Safeway Inc.	7.250%	2/1/31	4,645	5,013
Sanofi	1.625%	3/28/14	1,050	1,067
Sanofi	2.625%	3/29/16	10,800	11,339
Sanofi	4.000%	3/29/21	8,865	9,895
St. Jude Medical Inc.	2.200%	9/15/13	3,025	3,076
St. Jude Medical Inc.	3.750%	7/15/14	2,875	3,032
St. Jude Medical Inc.	2.500%	1/15/16	1,475	1,533
St. Jude Medical Inc.	4.875%	7/15/19	500	572
Stryker Corp.	3.000%	1/15/15	800	842
Stryker Corp.	2.000%	9/30/16	2,285	2,348
Stryker Corp.	4.375%	1/15/20	700	792
Sysco Corp.	5.250%	2/12/18	3,875	4,618
Sysco Corp.	5.375%	9/21/35	4,948	6,193
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,060	2,141
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	615	645
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	3,225	3,664
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	1,950	2,049
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	1,835	1,930
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	1,380	1,405
Thermo Fisher Scientific Inc.	2.050%	2/21/14	2,500	2,555
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,000	5,269
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,725	1,833
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,845	1,913
Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	603
Thermo Fisher Scientific Inc.	4.500%	3/1/21	8,450	9,645
Tyson Foods Inc.	4.500%	6/15/22	5,600	5,768
Unilever Capital Corp.	3.650%	2/15/14	1,525	1,601
Unilever Capital Corp.	4.800%	2/15/19	700	822
Unilever Capital Corp.	4.250%	2/10/21	10,010	11,677
Unilever Capital Corp.	5.900%	11/15/32	900	1,247
UST LLC	5.750%	3/1/18	1,000	1,136
Watson Pharmaceuticals Inc.	5.000%	8/15/14	1,250	1,328
Whirlpool Corp.	5.500%	3/1/13	4,075	4,193
Whirlpool Corp.	8.600%	5/1/14	900	1,002
Wyeth LLC	5.500%	2/1/14	1,350	1,453
Wyeth LLC	5.500%	2/15/16	5,240	6,072
Wyeth LLC	5.450%	4/1/17	2,950	3,482
Wyeth LLC	6.450%	2/1/24	2,625	3,529
Wyeth LLC	6.500%	2/1/34	1,450	1,983
Wyeth LLC	6.000%	2/15/36	3,575	4,659
Wyeth LLC	5.950%	4/1/37	7,690	10,085
Zimmer Holdings Inc.	1.400%	11/30/14	800	802
Zimmer Holdings Inc.	4.625%	11/30/19	2,495	2,824
Zimmer Holdings Inc.	3.375%	11/30/21	800	827
Zimmer Holdings Inc.	5.750%	11/30/39	1,075	1,312

Energy (1.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,425	1,688
Anadarko Finance Co.	7.500%	5/1/31	4,600	5,842
Anadarko Petroleum Corp.	7.625%	3/15/14	7,363	8,093
Anadarko Petroleum Corp.	5.750%	6/15/14	800	861
Anadarko Petroleum Corp.	5.950%	9/15/16	6,505	7,390

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Anadarko Petroleum Corp.	6.375%	9/15/17	5,025	5,847
Anadarko Petroleum Corp.	6.950%	6/15/19	500	611
Anadarko Petroleum Corp.	6.450%	9/15/36	16,005	18,335
Anadarko Petroleum Corp.	7.950%	6/15/39	1,000	1,308
Apache Corp.	6.000%	9/15/13	1,925	2,046
Apache Corp.	5.625%	1/15/17	250	296
Apache Corp.	1.750%	4/15/17	2,100	2,142
Apache Corp.	6.900%	9/15/18	5,450	6,903
Apache Corp.	3.625%	2/1/21	6,160	6,628
Apache Corp.	3.250%	4/15/22	1,350	1,412
Apache Corp.	6.000%	1/15/37	2,500	3,163
Apache Corp.	5.100%	9/1/40	7,375	8,468
Apache Corp.	5.250%	2/1/42	740	871
Apache Corp.	4.750%	4/15/43	2,325	2,584
Baker Hughes Inc.	3.200%	8/15/21	5,795	6,061
Baker Hughes Inc.	6.875%	1/15/29	300	404
Baker Hughes Inc.	5.125%	9/15/40	5,965	6,983
BP Capital Markets plc	5.250%	11/7/13	5,475	5,800
BP Capital Markets plc	3.625%	5/8/14	3,650	3,827
BP Capital Markets plc	1.700%	12/5/14	3,200	3,252
BP Capital Markets plc	3.875%	3/10/15	4,525	4,851
BP Capital Markets plc	3.125%	10/1/15	6,500	6,898
BP Capital Markets plc	3.200%	3/11/16	9,495	10,095
BP Capital Markets plc	2.248%	11/1/16	800	823
BP Capital Markets plc	1.846%	5/5/17	5,000	5,042
BP Capital Markets plc	4.750%	3/10/19	5,300	6,012
BP Capital Markets plc	4.500%	10/1/20	7,295	8,213
BP Capital Markets plc	4.742%	3/11/21	5,315	6,083
BP Capital Markets plc	3.561%	11/1/21	10,520	11,137
BP Capital Markets plc	3.245%	5/6/22	6,800	7,029
Burlington Resources Finance Co.	7.200%	8/15/31	300	421
Burlington Resources Finance Co.	7.400%	12/1/31	1,775	2,512
Cameron International Corp.	6.375%	7/15/18	4,400	5,231
Cameron International Corp.	7.000%	7/15/38	100	128
Canadian Natural Resources Ltd.	1.450%	11/14/14	2,000	2,026
Canadian Natural Resources Ltd.	4.900%	12/1/14	4,225	4,629
Canadian Natural Resources Ltd.	6.000%	8/15/16	1,150	1,337
Canadian Natural Resources Ltd.	5.700%	5/15/17	1,535	1,797
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,500	1,556
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,462
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,025	2,461
Canadian Natural Resources Ltd.	6.500%	2/15/37	5,600	6,921
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,030	2,515
Cenovus Energy Inc.	4.500%	9/15/14	590	630
Cenovus Energy Inc.	5.700%	10/15/19	7,050	8,331
Cenovus Energy Inc.	6.750%	11/15/39	6,475	8,032
Chevron Corp.	3.950%	3/3/14	3,375	3,564
Chevron Corp.	4.950%	3/3/19	2,750	3,320
ConocoPhillips	4.750%	2/1/14	5,550	5,903
ConocoPhillips	4.600%	1/15/15	11,640	12,747
ConocoPhillips	5.750%	2/1/19	13,565	16,589
ConocoPhillips	6.000%	1/15/20	470	592
ConocoPhillips	5.900%	10/15/32	725	921
ConocoPhillips	5.900%	5/15/38	1,370	1,788
ConocoPhillips	6.500%	2/1/39	8,638	12,013
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	4,525	5,361
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	5,575	7,003

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ConocoPhillips Holding Co.	6.950%	4/15/29	2,850	3,905
Devon Energy Corp.	5.625%	1/15/14	1,475	1,578
Devon Energy Corp.	2.400%	7/15/16	800	824
Devon Energy Corp.	4.000%	7/15/21	2,000	2,170
Devon Energy Corp.	3.250%	5/15/22	2,175	2,215
Devon Energy Corp.	7.950%	4/15/32	1,650	2,369
Devon Energy Corp.	5.600%	7/15/41	3,020	3,508
Devon Energy Corp.	4.750%	5/15/42	1,650	1,732
Devon Financing Corp. ULC	7.875%	9/30/31	8,275	11,847
Diamond Offshore Drilling Inc.	4.875%	7/1/15	2,275	2,489
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,850	2,191
Encana Corp.	5.900%	12/1/17	2,100	2,407
Encana Corp.	3.900%	11/15/21	1,885	1,863
Encana Corp.	7.200%	11/1/31	1,800	2,126
Encana Corp.	6.500%	8/15/34	2,925	3,206
Encana Corp.	6.625%	8/15/37	4,700	5,319
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,350	4,684
Eni USA Inc.	7.300%	11/15/27	175	232
Ensco plc	3.250%	3/15/16	5,960	6,258
Ensco plc	4.700%	3/15/21	9,250	10,054
EOG Resources Inc.	6.125%	10/1/13	575	612
EOG Resources Inc.	2.500%	2/1/16	705	734
EOG Resources Inc.	5.875%	9/15/17	1,900	2,281
EOG Resources Inc.	5.625%	6/1/19	3,350	4,034
EOG Resources Inc.	4.400%	6/1/20	325	367
EOG Resources Inc.	4.100%	2/1/21	4,900	5,453
EQT Corp.	6.500%	4/1/18	3,175	3,611
EQT Corp.	8.125%	6/1/19	2,975	3,570
EQT Corp.	4.875%	11/15/21	2,500	2,588
Global Marine Inc.	7.000%	6/1/28	5,850	6,259
Halliburton Co.	6.150%	9/15/19	800	991
Halliburton Co.	3.250%	11/15/21	4,235	4,441
Halliburton Co.	6.700%	9/15/38	920	1,265
Halliburton Co.	7.450%	9/15/39	900	1,335
Halliburton Co.	4.500%	11/15/41	4,645	4,889
Hess Corp.	8.125%	2/15/19	7,715	9,925
Hess Corp.	7.875%	10/1/29	1,450	1,918
Hess Corp.	7.125%	3/15/33	1,375	1,727
Hess Corp.	5.600%	2/15/41	7,580	8,043
Husky Energy Inc.	5.900%	6/15/14	2,025	2,203
Husky Energy Inc.	6.150%	6/15/19	200	231
Husky Energy Inc.	7.250%	12/15/19	2,020	2,505
Husky Energy Inc.	6.800%	9/15/37	5,125	6,371
Kerr-McGee Corp.	6.950%	7/1/24	3,300	4,074
Kerr-McGee Corp.	7.875%	9/15/31	875	1,126
Marathon Oil Corp.	6.000%	10/1/17	10,460	12,324
Marathon Oil Corp.	5.900%	3/15/18	1,228	1,439
Marathon Oil Corp.	6.800%	3/15/32	2,670	3,386
Marathon Petroleum Corp.	3.500%	3/1/16	1,000	1,047
Marathon Petroleum Corp.	5.125%	3/1/21	2,425	2,719
Murphy Oil Corp.	4.000%	6/1/22	1,400	1,426
Nabors Industries Inc.	6.150%	2/15/18	2,480	2,846
Nabors Industries Inc.	9.250%	1/15/19	4,375	5,654
Nabors Industries Inc.	5.000%	9/15/20	2,675	2,856
Nexen Inc.	7.875%	3/15/32	325	406
Nexen Inc.	5.875%	3/10/35	690	719
Nexen Inc.	6.400%	5/15/37	12,850	13,703

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nexen Inc.	7.500%	7/30/39	3,400	4,002
Noble Energy Inc.	8.250%	3/1/19	3,235	4,129
Noble Energy Inc.	4.150%	12/15/21	9,250	9,715
Noble Energy Inc.	8.000%	4/1/27	275	368
Noble Holding International Ltd.	3.050%	3/1/16	440	455
Noble Holding International Ltd.	2.500%	3/15/17	2,400	2,435
Noble Holding International Ltd.	4.900%	8/1/20	3,400	3,682
Noble Holding International Ltd.	3.950%	3/15/22	3,250	3,271
Noble Holding International Ltd.	6.200%	8/1/40	1,400	1,561
Noble Holding International Ltd.	6.050%	3/1/41	2,500	2,717
Noble Holding International Ltd.	5.250%	3/15/42	2,000	1,974
Occidental Petroleum Corp.	2.500%	2/1/16	3,405	3,574
Occidental Petroleum Corp.	4.125%	6/1/16	2,620	2,919
Occidental Petroleum Corp.	1.750%	2/15/17	5,100	5,211
Occidental Petroleum Corp.	4.100%	2/1/21	5,100	5,747
Occidental Petroleum Corp.	3.125%	2/15/22	7,725	8,054
PC Financial Partnership	5.000%	11/15/14	900	972
Petro-Canada	4.000%	7/15/13	1,325	1,366
Petro-Canada	7.875%	6/15/26	500	701
Petro-Canada	7.000%	11/15/28	475	590
Petro-Canada	5.350%	7/15/33	1,425	1,521
Petro-Canada	5.950%	5/15/35	2,900	3,252
Petro-Canada	6.800%	5/15/38	525	656
Petrohawk Energy Corp.	7.250%	8/15/18	3,000	3,397
6 Phillips 66	1.950%	3/5/15	2,745	2,774
6 Phillips 66	2.950%	5/1/17	7,475	7,691
6 Phillips 66	4.300%	4/1/22	6,150	6,475
6 Phillips 66	5.875%	5/1/42	6,950	7,384
Pioneer Natural Resources Co.	3.950%	7/15/22	3,700	3,700
Pride International Inc.	6.875%	8/15/20	6,000	7,367
Pride International Inc.	7.875%	8/15/40	3,000	4,237
Rowan Cos. Inc.	5.000%	9/1/17	750	809
Rowan Cos. Inc.	7.875%	8/1/19	875	1,057
Shell International Finance BV	4.000%	3/21/14	4,210	4,460
Shell International Finance BV	3.100%	6/28/15	14,300	15,240
Shell International Finance BV	3.250%	9/22/15	1,400	1,506
Shell International Finance BV	5.200%	3/22/17	4,150	4,906
Shell International Finance BV	4.300%	9/22/19	3,100	3,599
Shell International Finance BV	6.375%	12/15/38	13,267	18,799
Shell International Finance BV	5.500%	3/25/40	6,750	8,778
Southwestern Energy Co.	7.500%	2/1/18	900	1,080
6 Southwestern Energy Co.	4.100%	3/15/22	4,600	4,644
Suncor Energy Inc.	6.100%	6/1/18	50	60
Suncor Energy Inc.	7.150%	2/1/32	3,425	4,389
Suncor Energy Inc.	5.950%	12/1/34	175	201
Suncor Energy Inc.	6.500%	6/15/38	3,080	3,743
Suncor Energy Inc.	6.850%	6/1/39	7,355	9,205
Talisman Energy Inc.	5.125%	5/15/15	375	407
Talisman Energy Inc.	7.750%	6/1/19	11,525	14,133
Tosco Corp.	8.125%	2/15/30	4,950	7,482
Total Capital Canada Ltd.	1.625%	1/28/14	4,500	4,573
Total Capital International SA	1.500%	2/17/17	1,075	1,078
Total Capital International SA	1.550%	6/28/17	8,350	8,365
Total Capital International SA	2.875%	2/17/22	300	306
Total Capital SA	3.000%	6/24/15	5,800	6,156
Total Capital SA	2.300%	3/15/16	7,265	7,550
Total Capital SA	4.450%	6/24/20	4,200	4,788

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Total Capital SA	4.125%	1/28/21	2,805	3,120
Transocean Inc.	4.950%	11/15/15	9,650	10,381
Transocean Inc.	6.000%	3/15/18	6,375	7,103
Transocean Inc.	6.375%	12/15/21	5,000	5,711
Transocean Inc.	7.500%	4/15/31	1,575	1,849
Transocean Inc.	6.800%	3/15/38	2,925	3,301
Valero Energy Corp.	6.125%	6/15/17	7,655	8,922
Valero Energy Corp.	9.375%	3/15/19	1,575	2,075
Valero Energy Corp.	6.125%	2/1/20	250	289
Valero Energy Corp.	7.500%	4/15/32	1,725	2,001
Valero Energy Corp.	6.625%	6/15/37	10,331	11,494
Weatherford International Inc.	6.350%	6/15/17	4,625	5,320
Weatherford International Inc.	6.800%	6/15/37	2,550	2,867
Weatherford International Ltd.	5.500%	2/15/16	2,000	2,213
Weatherford International Ltd.	6.000%	3/15/18	6,140	6,979
Weatherford International Ltd.	9.625%	3/1/19	5,200	6,794
Weatherford International Ltd.	6.500%	8/1/36	2,750	2,976
Weatherford International Ltd.	7.000%	3/15/38	2,480	2,839
XTO Energy Inc.	5.750%	12/15/13	2,200	2,361
XTO Energy Inc.	6.250%	8/1/17	6,250	7,749

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	5,700	6,232
Cintas Corp. No 2	6.125%	12/1/17	850	1,011
Cintas Corp. No 2	3.250%	6/1/22	1,725	1,731
Fluor Corp.	3.375%	9/15/21	1,500	1,570
Massachusetts Institute of Technology GO	5.600%	7/1/11	4,000	5,538

Technology (0.9%)
Adobe Systems Inc.	3.250%	2/1/15	1,525	1,604
Adobe Systems Inc.	4.750%	2/1/20	1,275	1,422
Agilent Technologies Inc.	2.500%	7/15/13	2,387	2,419
Agilent Technologies Inc.	5.500%	9/14/15	1,300	1,456
Agilent Technologies Inc.	6.500%	11/1/17	9,575	11,513
Altera Corp.	1.750%	5/15/17	1,250	1,260
Amphenol Corp.	4.750%	11/15/14	2,475	2,660
Analog Devices Inc.	5.000%	7/1/14	1,200	1,298
Analog Devices Inc.	3.000%	4/15/16	875	933
Applied Materials Inc.	2.650%	6/15/16	525	550
Applied Materials Inc.	4.300%	6/15/21	3,840	4,261
Applied Materials Inc.	5.850%	6/15/41	5,460	6,648
Arrow Electronics Inc.	3.375%	11/1/15	1,225	1,265
Arrow Electronics Inc.	5.125%	3/1/21	515	540
Avnet Inc.	6.625%	9/15/16	225	256
Avnet Inc.	5.875%	6/15/20	4,300	4,742
BMC Software Inc.	7.250%	6/1/18	825	992
Broadcom Corp.	1.500%	11/1/13	5,800	5,871
Broadcom Corp.	2.700%	11/1/18	6,060	6,288
CA Inc.	6.125%	12/1/14	5,000	5,474
CA Inc.	5.375%	12/1/19	3,545	3,992
Cisco Systems Inc.	1.625%	3/14/14	11,165	11,385
Cisco Systems Inc.	5.500%	2/22/16	11,783	13,677
Cisco Systems Inc.	3.150%	3/14/17	6,975	7,589
Cisco Systems Inc.	4.950%	2/15/19	5,525	6,522
Cisco Systems Inc.	4.450%	1/15/20	5,000	5,777
Cisco Systems Inc.	5.900%	2/15/39	1,600	2,085
Cisco Systems Inc.	5.500%	1/15/40	12,770	15,843

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Computer Sciences Corp.	6.500%	3/15/18	100	107
Corning Inc.	6.625%	5/15/19	275	333
Corning Inc.	7.250%	8/15/36	100	124
Corning Inc.	5.750%	8/15/40	7,135	8,300
Dell Inc.	1.400%	9/10/13	2,700	2,724
Dell Inc.	2.100%	4/1/14	6,400	6,528
Dell Inc.	3.100%	4/1/16	500	530
Dell Inc.	5.650%	4/15/18	1,100	1,268
Dell Inc.	5.875%	6/15/19	1,250	1,469
Dell Inc.	6.500%	4/15/38	1,200	1,408
Dun & Bradstreet Corp.	2.875%	11/15/15	350	359
Equifax Inc.	4.450%	12/1/14	775	818
Equifax Inc.	6.300%	7/1/17	425	491
Fiserv Inc.	3.125%	10/1/15	1,000	1,037
Fiserv Inc.	3.125%	6/15/16	3,415	3,522
Fiserv Inc.	6.800%	11/20/17	2,150	2,568
Google Inc.	1.250%	5/19/14	470	478
Google Inc.	2.125%	5/19/16	375	392
Google Inc.	3.625%	5/19/21	3,325	3,677
Harris Corp.	5.000%	10/1/15	2,500	2,726
Harris Corp.	6.375%	6/15/19	250	295
Harris Corp.	4.400%	12/15/20	2,675	2,880
Harris Corp.	6.150%	12/15/40	750	880
Hewlett-Packard Co.	1.250%	9/13/13	4,815	4,824
Hewlett-Packard Co.	6.125%	3/1/14	11,300	12,129
Hewlett-Packard Co.	1.550%	5/30/14	1,400	1,408
Hewlett-Packard Co.	4.750%	6/2/14	725	766
Hewlett-Packard Co.	2.625%	12/9/14	4,500	4,608
Hewlett-Packard Co.	2.350%	3/15/15	1,300	1,320
Hewlett-Packard Co.	2.125%	9/13/15	4,275	4,315
Hewlett-Packard Co.	2.200%	12/1/15	1,625	1,634
Hewlett-Packard Co.	3.000%	9/15/16	1,875	1,926
Hewlett-Packard Co.	3.300%	12/9/16	1,225	1,277
Hewlett-Packard Co.	5.400%	3/1/17	2,075	2,317
Hewlett-Packard Co.	2.600%	9/15/17	5,225	5,222
Hewlett-Packard Co.	5.500%	3/1/18	7,325	8,205
Hewlett-Packard Co.	3.750%	12/1/20	12,550	12,505
Hewlett-Packard Co.	4.375%	9/15/21	3,000	3,086
Hewlett-Packard Co.	4.650%	12/9/21	4,375	4,589
Hewlett-Packard Co.	4.050%	9/15/22	6,802	6,858
Hewlett-Packard Co.	6.000%	9/15/41	2,090	2,312
HP Enterprise Services LLC	6.000%	8/1/13	1,775	1,863
Intel Corp.	1.950%	10/1/16	5,200	5,395
Intel Corp.	3.300%	10/1/21	2,000	2,143
Intel Corp.	4.800%	10/1/41	9,870	11,302
International Business Machines Corp.	1.000%	8/5/13	6,425	6,470
International Business Machines Corp.	6.500%	10/15/13	2,875	3,087
International Business Machines Corp.	0.875%	10/31/14	4,375	4,406
International Business Machines Corp.	0.550%	2/6/15	1,200	1,193
International Business Machines Corp.	2.000%	1/5/16	8,425	8,666
International Business Machines Corp.	1.950%	7/22/16	8,175	8,419
International Business Machines Corp.	1.250%	2/6/17	8,600	8,626
International Business Machines Corp.	5.700%	9/14/17	19,950	24,050
International Business Machines Corp.	1.875%	5/15/19	525	529
International Business Machines Corp.	2.900%	11/1/21	1,950	2,056
International Business Machines Corp.	7.000%	10/30/25	4,850	6,733
International Business Machines Corp.	6.220%	8/1/27	1,975	2,600

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Business Machines Corp.	6.500%	1/15/28	100	134
International Business Machines Corp.	5.875%	11/29/32	225	297
International Business Machines Corp.	5.600%	11/30/39	3,798	4,961
International Business Machines Corp.	4.000%	6/20/42	3,929	4,096
Intuit Inc.	5.750%	3/15/17	575	660
Juniper Networks Inc.	3.100%	3/15/16	1,000	1,041
Juniper Networks Inc.	4.600%	3/15/21	900	964
Juniper Networks Inc.	5.950%	3/15/41	5,500	6,340
KLA-Tencor Corp.	6.900%	5/1/18	1,350	1,613
Lexmark International Inc.	6.650%	6/1/18	1,700	1,900
Microsoft Corp.	0.875%	9/27/13	2,960	2,978
Microsoft Corp.	2.950%	6/1/14	3,240	3,391
Microsoft Corp.	1.625%	9/25/15	2,800	2,897
Microsoft Corp.	4.200%	6/1/19	965	1,124
Microsoft Corp.	3.000%	10/1/20	4,750	5,162
Microsoft Corp.	4.000%	2/8/21	3,950	4,551
Microsoft Corp.	5.200%	6/1/39	4,375	5,442
Microsoft Corp.	4.500%	10/1/40	3,135	3,594
Microsoft Corp.	5.300%	2/8/41	2,500	3,211
Oracle Corp.	3.750%	7/8/14	2,850	3,028
Oracle Corp.	5.250%	1/15/16	13,250	15,156
Oracle Corp.	5.750%	4/15/18	6,910	8,392
Oracle Corp.	5.000%	7/8/19	5,500	6,534
Oracle Corp.	3.875%	7/15/20	3,300	3,710
Oracle Corp.	6.500%	4/15/38	2,900	3,948
Oracle Corp.	6.125%	7/8/39	5,855	7,766
Oracle Corp.	5.375%	7/15/40	9,597	11,711
Pitney Bowes Inc.	4.875%	8/15/14	690	717
Pitney Bowes Inc.	4.750%	1/15/16	4,475	4,546
Pitney Bowes Inc.	5.750%	9/15/17	950	990
Pitney Bowes Inc.	5.250%	1/15/37	1,975	1,940
SAIC Inc.	4.450%	12/1/20	2,660	2,851
SAIC Inc.	5.950%	12/1/40	800	897
Science Applications International Corp.	5.500%	7/1/33	250	263
Symantec Corp.	2.750%	9/15/15	2,300	2,364
Symantec Corp.	2.750%	6/15/17	3,275	3,303
Symantec Corp.	3.950%	6/15/22	3,150	3,140
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	1,250	1,252
Texas Instruments Inc.	1.375%	5/15/14	690	699
Texas Instruments Inc.	2.375%	5/16/16	4,675	4,919
Tyco Electronics Group SA	6.550%	10/1/17	4,491	5,363
Tyco Electronics Group SA	4.875%	1/15/21	4,500	4,918
Tyco Electronics Group SA	7.125%	10/1/37	4,575	6,189
Xerox Corp.	8.250%	5/15/14	7,550	8,435
Xerox Corp.	4.250%	2/15/15	4,280	4,540
Xerox Corp.	6.400%	3/15/16	1,525	1,744
Xerox Corp.	6.750%	2/1/17	2,750	3,211
Xerox Corp.	2.950%	3/15/17	3,425	3,468
Xerox Corp.	6.350%	5/15/18	6,045	7,051
Xerox Corp.	5.625%	12/15/19	1,165	1,314
Xerox Corp.	4.500%	5/15/21	3,765	3,918
Transportation (0.4%)
3 American Airlines 2011-1 Class A
Pass Through Trust	5.250%	1/31/21	437	452
3 American Airlines 2011-2 Class A
Pass Through Trust	8.625%	4/15/23	946	1,003
3 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	1,460	1,576

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,025	1,203
Burlington Northern Santa Fe LLC	5.750%	3/15/18	850	1,009
Burlington Northern Santa Fe LLC	3.600%	9/1/20	750	797
Burlington Northern Santa Fe LLC	4.100%	6/1/21	590	646
Burlington Northern Santa Fe LLC	3.450%	9/15/21	10,590	11,109
Burlington Northern Santa Fe LLC	3.050%	3/15/22	375	380
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,700	2,269
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,300	1,624
Burlington Northern Santa Fe LLC	6.150%	5/1/37	4,150	5,119
Burlington Northern Santa Fe LLC	5.750%	5/1/40	11,600	13,809
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,800	1,975
Burlington Northern Santa Fe LLC	4.950%	9/15/41	500	545
Burlington Northern Santa Fe LLC	4.400%	3/15/42	800	804
Canadian National Railway Co.	4.950%	1/15/14	125	133
Canadian National Railway Co.	5.800%	6/1/16	200	235
Canadian National Railway Co.	1.450%	12/15/16	200	201
Canadian National Railway Co.	5.850%	11/15/17	350	421
Canadian National Railway Co.	5.550%	3/1/19	5,385	6,548
Canadian National Railway Co.	2.850%	12/15/21	500	517
Canadian National Railway Co.	6.900%	7/15/28	100	140
Canadian National Railway Co.	6.250%	8/1/34	575	772
Canadian National Railway Co.	6.200%	6/1/36	1,375	1,851
Canadian Pacific Railway Co.	4.450%	3/15/23	2,375	2,510
Canadian Pacific Railway Co.	7.125%	10/15/31	200	253
Canadian Pacific Railway Co.	5.950%	5/15/37	3,660	4,147
Con-way Inc.	6.700%	5/1/34	2,475	2,475
3 Continental Airlines 1998-1 Class A
Pass Through Trust	6.648%	9/15/17	1,888	1,991
3 Continental Airlines 2007-1 Class A
Pass Through Trust	5.983%	4/19/22	296	322
3 Continental Airlines 2009-2 Class A
Pass Through Trust	7.250%	11/10/19	1,082	1,226
3 Continental Airlines 2010-1 Class A
Pass Through Trust	4.750%	1/12/21	4,904	5,161
3 Continental Airlines 2012-1 Class A
Pass Through Trust	4.150%	10/11/25	5,750	5,664
CSX Corp.	5.500%	8/1/13	1,900	1,996
CSX Corp.	6.250%	4/1/15	1,325	1,510
CSX Corp.	7.900%	5/1/17	9,886	12,367
CSX Corp.	6.250%	3/15/18	3,875	4,639
CSX Corp.	7.375%	2/1/19	5,050	6,445
CSX Corp.	4.250%	6/1/21	590	645
CSX Corp.	6.000%	10/1/36	1,675	1,991
CSX Corp.	6.150%	5/1/37	900	1,104
CSX Corp.	6.220%	4/30/40	2,614	3,228
CSX Corp.	4.750%	5/30/42	590	606
CSX Corp.	4.400%	3/1/43	525	508
3 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	8/10/22	2,860	3,078
3 Delta Air Lines 2009-1 Class A Pass
Through Trust	7.750%	12/17/19	5,622	6,388
3 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	5/23/19	1,649	1,746
3 Delta Air Lines 2012-1 Class A Pass
Through Trust	4.750%	5/7/20	575	582
FedEx Corp.	8.000%	1/15/19	175	231
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,800	3,926

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Norfolk Southern Corp.	5.257%	9/17/14	1,845	2,018
Norfolk Southern Corp.	5.750%	1/15/16	2,825	3,246
Norfolk Southern Corp.	7.700%	5/15/17	1,525	1,922
Norfolk Southern Corp.	5.750%	4/1/18	875	1,034
Norfolk Southern Corp.	5.900%	6/15/19	2,765	3,377
Norfolk Southern Corp.	3.000%	4/1/22	2,400	2,422
Norfolk Southern Corp.	5.590%	5/17/25	100	121
Norfolk Southern Corp.	7.800%	5/15/27	1,280	1,839
Norfolk Southern Corp.	5.640%	5/17/29	525	630
Norfolk Southern Corp.	4.837%	10/1/41	4,673	5,156
Norfolk Southern Corp.	6.000%	5/23/11	9,325	11,180
Norfolk Southern Railway Co.	9.750%	6/15/20	775	1,129
3 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	11/1/19	396	421
Ryder System Inc.	5.850%	3/1/14	600	641
Ryder System Inc.	3.150%	3/2/15	4,840	4,998
Ryder System Inc.	7.200%	9/1/15	3,450	3,946
Ryder System Inc.	3.600%	3/1/16	2,060	2,170
Ryder System Inc.	5.850%	11/1/16	6,075	6,927
Southwest Airlines Co.	5.250%	10/1/14	260	281
Southwest Airlines Co.	5.125%	3/1/17	250	274
3 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	8/1/22	755	859
3 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	1,428	1,620
Union Pacific Corp.	6.125%	2/15/20	350	432
Union Pacific Corp.	4.000%	2/1/21	4,325	4,777
Union Pacific Corp.	4.163%	7/15/22	4,740	5,284
Union Pacific Corp.	7.125%	2/1/28	1,605	2,138
Union Pacific Corp.	6.625%	2/1/29	400	529
Union Pacific Corp.	5.780%	7/15/40	6,300	7,813
Union Pacific Corp.	4.750%	9/15/41	7,275	7,857
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	418	504
United Parcel Service Inc.	3.875%	4/1/14	3,550	3,748
United Parcel Service Inc.	5.500%	1/15/18	2,200	2,640
United Parcel Service Inc.	5.125%	4/1/19	1,875	2,265
United Parcel Service Inc.	3.125%	1/15/21	13,900	14,861
United Parcel Service Inc.	6.200%	1/15/38	2,385	3,268
				6,620,326
Utilities (2.4%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	2,952	3,753
Alabama Power Co.	5.650%	3/15/35	1,000	1,067
Alabama Power Co.	6.125%	5/15/38	1,000	1,318
Alabama Power Co.	6.000%	3/1/39	3,200	4,245
Alabama Power Co.	5.200%	6/1/41	3,300	4,009
Alabama Power Co.	4.100%	1/15/42	5,125	5,260
Ameren Illinois Co.	6.125%	11/15/17	550	645
Ameren Illinois Co.	6.250%	4/1/18	1,275	1,506
Appalachian Power Co.	3.400%	5/24/15	1,300	1,366
Appalachian Power Co.	4.600%	3/30/21	6,500	7,294
Appalachian Power Co.	5.800%	10/1/35	400	459
Appalachian Power Co.	7.000%	4/1/38	365	486
Arizona Public Service Co.	5.800%	6/30/14	100	109
Arizona Public Service Co.	4.650%	5/15/15	400	435
Arizona Public Service Co.	5.500%	9/1/35	2,100	2,464

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Arizona Public Service Co.	4.500%	4/1/42	4,525	4,677
Atlantic City Electric Co.	7.750%	11/15/18	2,700	3,517
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	117
Baltimore Gas & Electric Co.	3.500%	11/15/21	10,600	11,243
Baltimore Gas & Electric Co.	6.350%	10/1/36	200	261
Carolina Power & Light Co.	5.125%	9/15/13	1,825	1,922
Carolina Power & Light Co.	2.800%	5/15/22	1,900	1,933
Carolina Power & Light Co.	4.100%	5/15/42	3,625	3,786
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	100	107
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	1,350	1,481
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	138
CenterPoint Energy Inc.	6.500%	5/1/18	150	179
Cleco Power LLC	6.000%	12/1/40	1,600	1,866
Cleveland Electric Illuminating Co.	5.700%	4/1/17	4,203	4,718
Cleveland Electric Illuminating Co.	7.880%	11/1/17	425	528
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,125	1,302
Commonwealth Edison Co.	5.950%	8/15/16	2,975	3,495
Commonwealth Edison Co.	1.950%	9/1/16	885	911
Commonwealth Edison Co.	6.150%	9/15/17	15,207	18,378
Commonwealth Edison Co.	5.800%	3/15/18	4,635	5,589
Commonwealth Edison Co.	4.000%	8/1/20	5,000	5,607
Commonwealth Edison Co.	5.875%	2/1/33	100	129
Commonwealth Edison Co.	6.450%	1/15/38	3,020	4,126
Connecticut Light & Power Co.	6.350%	6/1/36	2,225	2,903
Consolidated Edison Co. of New York Inc.	5.550%	4/1/14	335	363
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	3,213	3,664
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	2,225	2,592
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,000	6,332
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	550	665
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	3,615	4,634
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,878	2,547
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	300	429
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	7,037
Consolidated Natural Gas Co.	5.000%	12/1/14	4,660	5,051
Constellation Energy Group Inc.	4.550%	6/15/15	4,750	5,106
Constellation Energy Group Inc.	5.150%	12/1/20	3,705	4,093
Consumers Energy Co.	5.500%	8/15/16	800	925
Consumers Energy Co.	6.125%	3/15/19	125	154
Consumers Energy Co.	6.700%	9/15/19	3,960	5,109
Consumers Energy Co.	2.850%	5/15/22	5,625	5,746
Detroit Edison Co.	3.450%	10/1/20	7,005	7,563
Detroit Edison Co.	5.700%	10/1/37	425	535
Detroit Edison Co.	3.950%	6/15/42	1,000	1,017
Dominion Resources Inc.	5.150%	7/15/15	5,600	6,238
Dominion Resources Inc.	2.250%	9/1/15	2,782	2,872
Dominion Resources Inc.	1.950%	8/15/16	2,150	2,192
Dominion Resources Inc.	5.600%	11/15/16	670	779
Dominion Resources Inc.	6.000%	11/30/17	1,750	2,091
Dominion Resources Inc.	6.400%	6/15/18	300	369
Dominion Resources Inc.	5.200%	8/15/19	300	354
Dominion Resources Inc.	6.300%	3/15/33	350	448
Dominion Resources Inc.	5.950%	6/15/35	2,375	2,956
Dominion Resources Inc.	7.000%	6/15/38	605	832
Dominion Resources Inc.	4.900%	8/1/41	4,075	4,582
3 Dominion Resources Inc.	7.500%	6/30/66	950	1,014
DTE Energy Co.	6.375%	4/15/33	100	128

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Carolinas LLC	5.750%	11/15/13	100	107
Duke Energy Carolinas LLC	1.750%	12/15/16	2,785	2,854
Duke Energy Carolinas LLC	5.250%	1/15/18	2,000	2,377
Duke Energy Carolinas LLC	5.100%	4/15/18	2,000	2,370
Duke Energy Carolinas LLC	4.300%	6/15/20	2,500	2,881
Duke Energy Carolinas LLC	3.900%	6/15/21	5,068	5,655
Duke Energy Carolinas LLC	6.000%	12/1/28	2,994	3,731
Duke Energy Carolinas LLC	6.450%	10/15/32	825	1,084
Duke Energy Carolinas LLC	6.100%	6/1/37	2,225	2,916
Duke Energy Carolinas LLC	6.000%	1/15/38	450	589
Duke Energy Carolinas LLC	6.050%	4/15/38	525	697
Duke Energy Carolinas LLC	5.300%	2/15/40	5,290	6,527
Duke Energy Carolinas LLC	4.250%	12/15/41	1,850	1,980
Duke Energy Corp.	3.950%	9/15/14	4,350	4,621
Duke Energy Corp.	3.350%	4/1/15	4,650	4,909
Duke Energy Corp.	2.150%	11/15/16	925	947
Duke Energy Corp.	5.050%	9/15/19	3,775	4,424
Duke Energy Indiana Inc.	5.000%	9/15/13	275	288
Duke Energy Indiana Inc.	6.050%	6/15/16	1,600	1,874
Duke Energy Indiana Inc.	3.750%	7/15/20	2,500	2,753
Duke Energy Indiana Inc.	6.120%	10/15/35	325	395
Duke Energy Indiana Inc.	6.350%	8/15/38	2,675	3,609
Duke Energy Indiana Inc.	4.200%	3/15/42	1,000	1,028
Edison International	3.750%	9/15/17	1,690	1,779
El Paso Electric Co.	6.000%	5/15/35	600	707
Empresa Nacional de Electricidad SA	8.350%	8/1/13	625	662
Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,511
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	675	715
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,670	1,925
Entergy Louisiana LLC	1.875%	12/15/14	850	873
Entergy Louisiana LLC	5.400%	11/1/24	450	540
Exelon Corp.	4.900%	6/15/15	1,400	1,523
Exelon Corp.	5.625%	6/15/35	200	217
Exelon Generation Co. LLC	6.200%	10/1/17	295	340
Exelon Generation Co. LLC	4.000%	10/1/20	6,800	6,871
6 Exelon Generation Co. LLC	5.600%	6/15/42	848	853
FirstEnergy Corp.	7.375%	11/15/31	4,665	5,962
FirstEnergy Solutions Corp.	4.800%	2/15/15	3,500	3,725
Florida Power & Light Co.	5.550%	11/1/17	2,675	3,228
Florida Power & Light Co.	5.950%	10/1/33	225	301
Florida Power & Light Co.	5.625%	4/1/34	2,160	2,759
Florida Power & Light Co.	4.950%	6/1/35	250	296
Florida Power & Light Co.	5.400%	9/1/35	425	525
Florida Power & Light Co.	6.200%	6/1/36	1,050	1,434
Florida Power & Light Co.	5.650%	2/1/37	725	931
Florida Power & Light Co.	5.850%	5/1/37	1,265	1,668
Florida Power & Light Co.	5.950%	2/1/38	3,100	4,154
Florida Power & Light Co.	5.960%	4/1/39	6,100	8,240
Florida Power & Light Co.	5.690%	3/1/40	425	558
Florida Power & Light Co.	5.250%	2/1/41	500	621
Florida Power & Light Co.	4.125%	2/1/42	6,250	6,554
Florida Power Corp.	5.100%	12/1/15	590	668
Florida Power Corp.	5.650%	6/15/18	1,175	1,419
Florida Power Corp.	6.350%	9/15/37	775	1,040
Florida Power Corp.	6.400%	6/15/38	9,400	12,837
Florida Power Corp.	5.650%	4/1/40	3,500	4,395

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Georgia Power Co.	3.000%	4/15/16	6,625	7,061
Georgia Power Co.	5.700%	6/1/17	2,525	2,993
Georgia Power Co.	5.650%	3/1/37	100	122
Georgia Power Co.	5.400%	6/1/40	375	449
Georgia Power Co.	4.300%	3/15/42	5,900	6,155
Great Plains Energy Inc.	2.750%	8/15/13	1,475	1,495
Iberdrola International BV	6.750%	7/15/36	4,285	4,039
Indiana Michigan Power Co.	7.000%	3/15/19	550	688
Indiana Michigan Power Co.	6.050%	3/15/37	2,850	3,433
3 Integrys Energy Group Inc.	6.110%	12/1/66	1,600	1,592
Interstate Power & Light Co.	6.250%	7/15/39	925	1,239
Jersey Central Power & Light Co.	5.625%	5/1/16	2,525	2,895
Jersey Central Power & Light Co.	5.650%	6/1/17	775	899
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	1,500	1,691
Kansas City Power & Light Co.	6.050%	11/15/35	525	638
Kansas City Power & Light Co.	5.300%	10/1/41	2,545	2,796
3 Kansas Gas & Electric Co.	5.647%	3/29/21	83	90
Kentucky Utilities Co.	1.625%	11/1/15	2,795	2,846
Kentucky Utilities Co.	3.250%	11/1/20	4,775	5,102
Kentucky Utilities Co.	5.125%	11/1/40	3,575	4,316
LG&E & KU Energy LLC	3.750%	11/15/20	1,600	1,636
LG&E & KU Energy LLC	2.125%	11/15/15	1,350	1,349
Louisville Gas & Electric Co.	1.625%	11/15/15	4,875	4,972
Louisville Gas & Electric Co.	5.125%	11/15/40	825	993
Metropolitan Edison Co.	7.700%	1/15/19	1,348	1,703
MidAmerican Energy Co.	5.950%	7/15/17	2,810	3,353
MidAmerican Energy Co.	5.300%	3/15/18	100	118
MidAmerican Energy Co.	6.750%	12/30/31	4,150	5,517
MidAmerican Energy Co.	5.750%	11/1/35	1,575	1,950
MidAmerican Energy Holdings Co.	5.000%	2/15/14	425	452
MidAmerican Energy Holdings Co.	5.750%	4/1/18	4,255	5,075
MidAmerican Energy Holdings Co.	8.480%	9/15/28	100	146
MidAmerican Energy Holdings Co.	6.125%	4/1/36	9,725	12,267
MidAmerican Energy Holdings Co.	5.950%	5/15/37	8,367	10,377
MidAmerican Energy Holdings Co.	6.500%	9/15/37	8,230	10,833
Mississippi Power Co.	4.250%	3/15/42	1,450	1,503
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	2,610	2,738
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	3,375	3,610
National Rural Utilities Cooperative Finance Corp.	1.000%	2/2/15	6,550	6,583
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	2,950	3,139
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	175	205
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,525	1,809
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	3,500	5,069
National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	6,010	6,223
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,225	3,311
Nevada Power Co.	6.500%	5/15/18	1,290	1,584
Nevada Power Co.	6.500%	8/1/18	10,543	13,031
Nevada Power Co.	7.125%	3/15/19	4,150	5,311
Nevada Power Co.	6.650%	4/1/36	590	795
Nevada Power Co.	6.750%	7/1/37	975	1,330
Nevada Power Co.	5.450%	5/15/41	500	599
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	2,375	2,412
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	350	359
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	2,000	2,408
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	3,613	4,239
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	885	959

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,075	2,137
3 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,503	1,544
Northern States Power Co.	1.950%	8/15/15	425	437
Northern States Power Co.	5.250%	3/1/18	625	745
Northern States Power Co.	5.250%	7/15/35	100	120
Northern States Power Co.	6.250%	6/1/36	525	716
Northern States Power Co.	6.200%	7/1/37	1,475	2,014
Northern States Power Co.	5.350%	11/1/39	1,325	1,647
Northern States Power Co.	4.850%	8/15/40	950	1,104
NSTAR Electric Co.	4.875%	4/15/14	625	664
NSTAR Electric Co.	5.625%	11/15/17	2,060	2,475
NSTAR Electric Co.	5.500%	3/15/40	1,250	1,587
NSTAR LLC	4.500%	11/15/19	8,482	9,447
Oglethorpe Power Corp.	5.950%	11/1/39	600	756
Oglethorpe Power Corp.	5.375%	11/1/40	3,345	3,932
Ohio Edison Co.	6.400%	7/15/16	1,275	1,469
Ohio Power Co.	5.750%	9/1/13	2,025	2,132
Ohio Power Co.	6.000%	6/1/16	1,520	1,760
Ohio Power Co.	5.375%	10/1/21	3,000	3,544
Ohio Power Co.	5.850%	10/1/35	1,050	1,245
Oklahoma Gas & Electric Co.	5.850%	6/1/40	1,200	1,512
Oklahoma Gas & Electric Co.	5.250%	5/15/41	1,250	1,457
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,150	2,382
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,170	3,800
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,900	3,536
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,000	1,200
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	185
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,800	2,288
Pacific Gas & Electric Co.	4.800%	3/1/14	6,370	6,776
Pacific Gas & Electric Co.	5.625%	11/30/17	7,376	8,859
Pacific Gas & Electric Co.	8.250%	10/15/18	4,105	5,564
Pacific Gas & Electric Co.	3.500%	10/1/20	3,590	3,875
Pacific Gas & Electric Co.	4.250%	5/15/21	4,400	4,953
Pacific Gas & Electric Co.	6.050%	3/1/34	11,165	14,087
Pacific Gas & Electric Co.	5.800%	3/1/37	5,705	7,110
Pacific Gas & Electric Co.	6.350%	2/15/38	4,000	5,282
Pacific Gas & Electric Co.	6.250%	3/1/39	2,673	3,543
Pacific Gas & Electric Co.	5.400%	1/15/40	1,950	2,334
Pacific Gas & Electric Co.	4.450%	4/15/42	275	289
PacifiCorp	7.700%	11/15/31	1,185	1,783
PacifiCorp	5.250%	6/15/35	125	147
PacifiCorp	5.750%	4/1/37	590	746
PacifiCorp	4.100%	2/1/42	1,600	1,656
Peco Energy Co.	5.350%	3/1/18	575	687
Pennsylvania Electric Co.	6.050%	9/1/17	2,138	2,435
Pennsylvania Electric Co.	5.200%	4/1/20	5,045	5,622
Pennsylvania Electric Co.	6.150%	10/1/38	2,250	2,663
Pepco Holdings Inc.	2.700%	10/1/15	295	303
Potomac Electric Power Co.	6.500%	11/15/37	7,193	10,117
PPL Electric Utilities Corp.	3.000%	9/15/21	590	613
PPL Electric Utilities Corp.	6.250%	5/15/39	1,075	1,496
PPL Energy Supply LLC	6.300%	7/15/13	1,000	1,054
PPL Energy Supply LLC	5.400%	8/15/14	200	215
PPL Energy Supply LLC	6.200%	5/15/16	3,149	3,535
PPL Energy Supply LLC	6.500%	5/1/18	525	608
Progress Energy Inc.	6.050%	3/15/14	625	677

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Progress Energy Inc.	5.625%	1/15/16	2,795	3,195
Progress Energy Inc.	4.400%	1/15/21	5,186	5,770
Progress Energy Inc.	3.150%	4/1/22	4,800	4,836
Progress Energy Inc.	7.750%	3/1/31	625	878
Progress Energy Inc.	6.000%	12/1/39	590	740
PSEG Power LLC	5.000%	4/1/14	2,425	2,576
PSEG Power LLC	5.500%	12/1/15	3,125	3,516
PSEG Power LLC	5.320%	9/15/16	885	998
PSEG Power LLC	5.125%	4/15/20	540	598
PSEG Power LLC	4.150%	9/15/21	1,100	1,141
PSEG Power LLC	8.625%	4/15/31	975	1,418
Public Service Co. of Colorado	5.500%	4/1/14	175	189
Public Service Co. of Colorado	5.800%	8/1/18	425	514
Public Service Co. of Colorado	5.125%	6/1/19	3,925	4,684
Public Service Co. of Colorado	3.200%	11/15/20	5,900	6,320
Public Service Co. of Colorado	6.250%	9/1/37	475	654
Public Service Co. of Oklahoma	5.150%	12/1/19	650	744
Public Service Co. of Oklahoma	4.400%	2/1/21	2,585	2,867
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	1,976
Public Service Electric & Gas Co.	3.500%	8/15/20	625	680
Public Service Electric & Gas Co.	5.800%	5/1/37	3,275	4,241
Public Service Electric & Gas Co.	5.500%	3/1/40	2,725	3,515
Public Service Electric & Gas Co.	3.950%	5/1/42	7,700	8,049
Puget Sound Energy Inc.	5.483%	6/1/35	1,350	1,637
Puget Sound Energy Inc.	6.274%	3/15/37	1,525	2,052
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,795
Puget Sound Energy Inc.	5.795%	3/15/40	660	854
Puget Sound Energy Inc.	5.764%	7/15/40	600	768
Puget Sound Energy Inc.	4.434%	11/15/41	4,800	5,239
San Diego Gas & Electric Co.	5.300%	11/15/15	650	740
San Diego Gas & Electric Co.	3.000%	8/15/21	4,350	4,603
San Diego Gas & Electric Co.	5.350%	5/15/35	250	312
San Diego Gas & Electric Co.	5.350%	5/15/40	2,000	2,551
San Diego Gas & Electric Co.	4.500%	8/15/40	3,295	3,723
San Diego Gas & Electric Co.	3.950%	11/15/41	400	414
SCANA Corp.	6.250%	4/1/20	4,455	5,164
SCANA Corp.	4.750%	5/15/21	1,795	1,921
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,721
Sierra Pacific Power Co.	6.750%	7/1/37	1,450	1,978
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,275	2,837
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,525	3,318
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,550	1,997
Southern California Edison Co.	5.000%	1/15/14	2,725	2,900
Southern California Edison Co.	5.750%	3/15/14	700	758
Southern California Edison Co.	4.650%	4/1/15	425	466
Southern California Edison Co.	5.000%	1/15/16	1,025	1,161
Southern California Edison Co.	3.875%	6/1/21	2,000	2,227
Southern California Edison Co.	6.650%	4/1/29	150	196
Southern California Edison Co.	6.000%	1/15/34	1,000	1,322
Southern California Edison Co.	5.750%	4/1/35	325	412
Southern California Edison Co.	5.350%	7/15/35	4,185	5,067
Southern California Edison Co.	5.550%	1/15/36	500	622
Southern California Edison Co.	5.625%	2/1/36	1,875	2,355
Southern California Edison Co.	5.950%	2/1/38	2,800	3,697
Southern California Edison Co.	4.500%	9/1/40	10,307	11,437
Southern California Edison Co.	4.050%	3/15/42	1,575	1,628

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern Co.	2.375%	9/15/15	2,850	2,941
Southern Co.	1.950%	9/1/16	590	604
Southern Power Co.	4.875%	7/15/15	2,125	2,323
Southern Power Co.	5.150%	9/15/41	6,640	7,226
Southwestern Electric Power Co.	5.550%	1/15/17	100	113
Southwestern Electric Power Co.	6.450%	1/15/19	4,763	5,746
Tampa Electric Co.	6.100%	5/15/18	475	573
Tampa Electric Co.	6.550%	5/15/36	675	932
TECO Finance Inc.	4.000%	3/15/16	1,100	1,186
TECO Finance Inc.	6.572%	11/1/17	470	567
TECO Finance Inc.	5.150%	3/15/20	6,000	6,880
Toledo Edison Co.	6.150%	5/15/37	3,619	4,446
TransAlta Corp.	4.750%	1/15/15	400	417
TransAlta Corp.	6.650%	5/15/18	2,325	2,596
Tucson Electric Power Co.	5.150%	11/15/21	1,045	1,138
UIL Holdings Corp.	4.625%	10/1/20	1,000	1,047
Union Electric Co.	6.700%	2/1/19	3,232	4,066
Union Electric Co.	5.100%	10/1/19	350	411
Union Electric Co.	5.300%	8/1/37	2,919	3,496
Union Electric Co.	8.450%	3/15/39	2,300	3,781
Virginia Electric & Power Co.	3.450%	9/1/22	8,000	8,588
Virginia Electric & Power Co.	8.875%	11/15/38	900	1,517
Virginia Electric & Power Co.	5.400%	1/15/16	5,250	6,015
Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,090
Virginia Electric & Power Co.	6.000%	1/15/36	1,575	2,039
Westar Energy Inc.	4.125%	3/1/42	4,375	4,588
Wisconsin Electric Power Co.	6.000%	4/1/14	825	901
Wisconsin Electric Power Co.	4.250%	12/15/19	2,650	3,025
Wisconsin Electric Power Co.	2.950%	9/15/21	3,915	4,072
3 Wisconsin Energy Corp.	6.250%	5/15/67	5,325	5,532
Wisconsin Power & Light Co.	5.000%	7/15/19	475	554
Wisconsin Power & Light Co.	6.375%	8/15/37	1,400	1,966
Xcel Energy Inc.	5.613%	4/1/17	275	319
Xcel Energy Inc.	4.700%	5/15/20	7,095	8,148
Xcel Energy Inc.	6.500%	7/1/36	4,215	5,673

Natural Gas (0.8%)
AGL Capital Corp.	5.250%	8/15/19	1,600	1,851
AGL Capital Corp.	3.500%	9/15/21	650	670
AGL Capital Corp.	5.875%	3/15/41	1,200	1,508
Atmos Energy Corp.	4.950%	10/15/14	2,125	2,285
Atmos Energy Corp.	8.500%	3/15/19	450	600
Atmos Energy Corp.	5.500%	6/15/41	7,300	8,828
Boardwalk Pipelines LP	5.500%	2/1/17	925	1,023
British Transco Finance Inc.	6.625%	6/1/18	3,175	3,752
Buckeye Partners LP	6.050%	1/15/18	100	109
CenterPoint Energy Resources Corp.	6.150%	5/1/16	970	1,113
CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,501	2,734
CenterPoint Energy Resources Corp.	6.625%	11/1/37	2,300	2,932
CenterPoint Energy Resources Corp.	5.850%	1/15/41	625	746
DCP Midstream LLC	8.125%	8/16/30	175	231
DCP Midstream Operating LP	3.250%	10/1/15	1,200	1,219
DCP Midstream Operating LP	4.950%	4/1/22	1,000	1,027
El Paso Natural Gas Co.	5.950%	4/15/17	11,365	12,732
Enbridge Energy Partners LP	6.500%	4/15/18	3,625	4,327
Enbridge Energy Partners LP	9.875%	3/1/19	5,180	6,889

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Enbridge Energy Partners LP	5.200%	3/15/20	525	594
Enbridge Inc.	4.900%	3/1/15	800	872
Enbridge Inc.	5.600%	4/1/17	2,160	2,472
Energy Transfer Partners LP	8.500%	4/15/14	4,713	5,209
Energy Transfer Partners LP	5.950%	2/1/15	5,370	5,844
Energy Transfer Partners LP	6.125%	2/15/17	4,970	5,586
Energy Transfer Partners LP	9.000%	4/15/19	1,679	2,105
Energy Transfer Partners LP	4.650%	6/1/21	705	728
Energy Transfer Partners LP	5.200%	2/1/22	2,135	2,290
Energy Transfer Partners LP	6.625%	10/15/36	750	780
Energy Transfer Partners LP	7.500%	7/1/38	7,257	8,114
Energy Transfer Partners LP	6.050%	6/1/41	5,000	5,015
Energy Transfer Partners LP	6.500%	2/1/42	10,115	10,814
7 Enron Corp.	7.625%	9/10/04	400	—
7 Enron Corp.	6.625%	11/15/05	300	—
7 Enron Corp.	7.125%	5/15/07	1,800	—
7 Enron Corp.	6.875%	10/15/07	1,800	—
7 Enron Corp.	6.750%	8/1/09	1,300	—
Enterprise Products Operating LLC	9.750%	1/31/14	7,325	8,256
Enterprise Products Operating LLC	5.600%	10/15/14	9,615	10,548
Enterprise Products Operating LLC	6.300%	9/15/17	3,850	4,585
Enterprise Products Operating LLC	6.650%	4/15/18	1,900	2,277
Enterprise Products Operating LLC	6.500%	1/31/19	1,750	2,107
Enterprise Products Operating LLC	6.875%	3/1/33	5,398	6,474
Enterprise Products Operating LLC	7.550%	4/15/38	3,130	4,009
Enterprise Products Operating LLC	5.950%	2/1/41	2,105	2,366
6 Gulf South Pipeline Co. LP	4.000%	6/15/22	1,725	1,711
7 HNG Internorth	9.625%	3/15/06	1,000	—
KeySpan Corp.	8.000%	11/15/30	50	70
Kinder Morgan Energy Partners LP	5.000%	12/15/13	5,800	6,106
Kinder Morgan Energy Partners LP	5.125%	11/15/14	3,250	3,525
Kinder Morgan Energy Partners LP	3.500%	3/1/16	4,085	4,320
Kinder Morgan Energy Partners LP	5.950%	2/15/18	3,300	3,825
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,127	6,630
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,300	2,765
Kinder Morgan Energy Partners LP	5.300%	9/15/20	5,000	5,557
Kinder Morgan Energy Partners LP	3.950%	9/1/22	4,550	4,622
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,700	2,092
Kinder Morgan Energy Partners LP	6.500%	2/1/37	2,200	2,479
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,340	2,756
Kinder Morgan Energy Partners LP	6.500%	9/1/39	5,275	6,024
Kinder Morgan Energy Partners LP	5.625%	9/1/41	500	524
Magellan Midstream Partners LP	5.650%	10/15/16	3,910	4,466
Magellan Midstream Partners LP	6.550%	7/15/19	6,750	8,102
Magellan Midstream Partners LP	4.250%	2/1/21	3,950	4,253
National Grid plc	6.300%	8/1/16	2,450	2,840
Nisource Finance Corp.	5.400%	7/15/14	425	458
Nisource Finance Corp.	5.250%	9/15/17	650	724
Nisource Finance Corp.	6.400%	3/15/18	885	1,032
Nisource Finance Corp.	6.800%	1/15/19	4,250	5,079
Nisource Finance Corp.	5.450%	9/15/20	1,400	1,572
Nisource Finance Corp.	6.125%	3/1/22	11,745	13,717
Nisource Finance Corp.	6.250%	12/15/40	2,350	2,677
Nisource Finance Corp.	5.800%	2/1/42	75	82
NuStar Logistics LP	7.650%	4/15/18	2,700	3,171
ONEOK Inc.	5.200%	6/15/15	1,000	1,088

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ONEOK Inc.	4.250%	2/1/22	1,250	1,307
ONEOK Inc.	6.000%	6/15/35	5,165	5,687
ONEOK Partners LP	3.250%	2/1/16	4,050	4,245
ONEOK Partners LP	6.150%	10/1/16	9,265	10,774
ONEOK Partners LP	8.625%	3/1/19	2,500	3,272
ONEOK Partners LP	6.650%	10/1/36	4,775	5,636
ONEOK Partners LP	6.850%	10/15/37	2,575	3,087
ONEOK Partners LP	6.125%	2/1/41	5,155	5,820
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	7,928	8,995
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	325	387
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,000	2,326
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	165
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	5,300	5,976
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	1,500	1,544
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	1,320	1,563
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	1,825	1,935
Questar Corp.	2.750%	2/1/16	2,075	2,154
Sempra Energy	6.500%	6/1/16	3,885	4,577
Sempra Energy	2.300%	4/1/17	175	180
Sempra Energy	9.800%	2/15/19	1,500	2,080
Sempra Energy	6.000%	10/15/39	10,810	13,545
Southern California Gas Co.	5.750%	11/15/35	400	520
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	1,950	2,235
Southern Natural Gas Co. LLC	8.000%	3/1/32	2,299	3,086
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	7,465	7,918
Southern Union Co.	8.250%	11/15/29	400	491
Spectra Energy Capital LLC	5.500%	3/1/14	1,250	1,327
Spectra Energy Capital LLC	5.668%	8/15/14	100	108
Spectra Energy Capital LLC	8.000%	10/1/19	835	1,058
Spectra Energy Capital LLC	6.750%	2/15/32	725	862
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	3,236	3,677
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	720	858
Texas Eastern Transmission LP	7.000%	7/15/32	100	132
Texas Gas Transmission LLC	4.600%	6/1/15	1,275	1,372
TransCanada PipeLines Ltd.	3.400%	6/1/15	4,000	4,274
TransCanada PipeLines Ltd.	6.500%	8/15/18	10,540	13,130
TransCanada PipeLines Ltd.	3.800%	10/1/20	6,140	6,779
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,721
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,675	3,376
TransCanada PipeLines Ltd.	6.200%	10/15/37	7,925	10,308
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	429
TransCanada PipeLines Ltd.	7.625%	1/15/39	690	1,040
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,100	4,226
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	295	350
Williams Cos. Inc.	7.500%	1/15/31	1,329	1,620
Williams Cos. Inc.	7.750%	6/15/31	842	1,046
Williams Cos. Inc.	8.750%	3/15/32	3,560	4,836
Williams Partners LP	3.800%	2/15/15	1,200	1,267
Williams Partners LP	5.250%	3/15/20	7,901	8,860

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Williams Partners LP	6.300%	4/15/40	2,050	2,431
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	13,250	15,850
Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	2,425	2,836
American Water Capital Corp.	6.593%	10/15/37	1,875	2,349
United Utilities plc	5.375%	2/1/19	5,400	5,761
Veolia Environnement SA	6.000%	6/1/18	6,000	6,655
				1,376,059
Total Corporate Bonds (Cost $11,036,693)				12,011,883
Sovereign Bonds (U.S. Dollar-Denominated) (4.6%)
African Development Bank	3.000%	5/27/14	9,560	9,957
African Development Bank	1.250%	9/2/16	3,100	3,148
African Development Bank	1.125%	3/15/17	4,200	4,227
Asian Development Bank	1.625%	7/15/13	6,625	6,711
Asian Development Bank	3.625%	9/5/13	7,400	7,651
Asian Development Bank	2.750%	5/21/14	8,875	9,245
Asian Development Bank	0.875%	6/10/14	500	504
Asian Development Bank	4.250%	10/20/14	3,550	3,839
Asian Development Bank	2.625%	2/9/15	20,005	21,083
Asian Development Bank	2.500%	3/15/16	11,150	11,875
Asian Development Bank	5.500%	6/27/16	5,450	6,425
Asian Development Bank	1.125%	3/15/17	21,275	21,610
Asian Development Bank	5.250%	6/12/17	100	120
Asian Development Bank	5.593%	7/16/18	1,700	2,093
Asian Development Bank	1.875%	10/23/18	5,120	5,347
Asian Development Bank	1.750%	3/21/19	1,400	1,437
Banco do Brasil SA	3.875%	1/23/17	1,650	1,694
Canada	2.375%	9/10/14	4,385	4,582
Canada	0.875%	2/14/17	14,250	14,303
China Development Bank Corp.	4.750%	10/8/14	2,625	2,795
China Development Bank Corp.	5.000%	10/15/15	525	577
Corp. Andina de Fomento	4.375%	6/15/22	11,046	11,379
Corp. Andina de Fomento	5.125%	5/5/15	3,775	4,075
Corp. Andina de Fomento	3.750%	1/15/16	9,060	9,443
Corp. Andina de Fomento	8.125%	6/4/19	1,775	2,256
Council Of Europe Development Bank	2.750%	2/10/15	2,200	2,303
Council Of Europe Development Bank	2.625%	2/16/16	4,240	4,451
Council Of Europe Development Bank	1.500%	2/22/17	6,000	5,989
Council Of Europe Development Bank	1.500%	6/19/17	1,350	1,346
8 Development Bank of Japan Inc.	4.250%	6/9/15	5,815	6,368
Ecopetrol SA	7.625%	7/23/19	1,725	2,167
European Bank for
Reconstruction & Development	2.750%	4/20/15	7,700	8,107
European Bank for
Reconstruction & Development	1.625%	9/3/15	1,800	1,853
European Bank for
Reconstruction & Development	2.500%	3/15/16	5,975	6,323
European Bank for
Reconstruction & Development	1.375%	10/20/16	4,735	4,845
European Investment Bank	4.250%	7/15/13	13,175	13,658
European Investment Bank	1.250%	9/17/13	12,275	12,368
European Investment Bank	1.250%	2/14/14	24,090	24,324
European Investment Bank	2.375%	3/14/14	9,400	9,662
European Investment Bank	1.500%	5/15/14	13,575	13,771
European Investment Bank	4.625%	5/15/14	11,075	11,874

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Investment Bank	3.125%	6/4/14	16,395	17,144
European Investment Bank	1.125%	8/15/14	12,900	13,010
European Investment Bank	0.875%	12/15/14	17,220	17,270
European Investment Bank	2.875%	1/15/15	7,875	8,232
European Investment Bank	2.750%	3/23/15	10,325	10,793
European Investment Bank	1.125%	4/15/15	26,000	26,066
European Investment Bank	1.625%	9/1/15	19,545	19,892
European Investment Bank	1.375%	10/20/15	4,545	4,592
European Investment Bank	4.875%	2/16/16	9,500	10,673
European Investment Bank	2.250%	3/15/16	18,400	18,986
European Investment Bank	2.500%	5/16/16	15,700	16,370
European Investment Bank	2.125%	7/15/16	6,000	6,179
European Investment Bank	5.125%	9/13/16	14,700	16,944
European Investment Bank	1.250%	10/14/16	6,650	6,667
European Investment Bank	4.875%	1/17/17	5,500	6,320
European Investment Bank	1.750%	3/15/17	35,100	35,714
European Investment Bank	5.125%	5/30/17	9,150	10,730
European Investment Bank	1.625%	6/15/17	1,000	1,008
European Investment Bank	2.875%	9/15/20	14,650	15,264
European Investment Bank	4.000%	2/16/21	8,575	9,496
European Investment Bank	4.875%	2/15/36	100	116
Export Development Canada	3.125%	4/24/14	15,175	15,910
Export Development Canada	2.250%	5/28/15	1,550	1,627
Export Development Canada	1.250%	10/26/16	705	720
Export-Import Bank of Korea	8.125%	1/21/14	11,800	12,872
Export-Import Bank of Korea	5.875%	1/14/15	1,750	1,912
Export-Import Bank of Korea	5.125%	3/16/15	3,275	3,506
Export-Import Bank of Korea	4.125%	9/9/15	5,925	6,254
Export-Import Bank of Korea	3.750%	10/20/16	5,575	5,891
Export-Import Bank of Korea	4.000%	1/11/17	4,250	4,518
Export-Import Bank of Korea	5.125%	6/29/20	600	663
Export-Import Bank of Korea	4.000%	1/29/21	2,500	2,564
Export-Import Bank of Korea	5.000%	4/11/22	3,300	3,663
Federative Republic of Brazil	10.500%	7/14/14	1,275	1,522
Federative Republic of Brazil	7.875%	3/7/15	4,875	5,676
Federative Republic of Brazil	6.000%	1/17/17	21,330	25,116
3 Federative Republic of Brazil	8.000%	1/15/18	6,650	7,741
Federative Republic of Brazil	5.875%	1/15/19	31,050	37,353
Federative Republic of Brazil	8.875%	10/14/19	3,600	5,085
Federative Republic of Brazil	4.875%	1/22/21	19,470	22,536
Federative Republic of Brazil	8.875%	4/15/24	1,525	2,352
Federative Republic of Brazil	8.750%	2/4/25	4,200	6,474
Federative Republic of Brazil	10.125%	5/15/27	4,200	7,140
Federative Republic of Brazil	8.250%	1/20/34	750	1,179
Federative Republic of Brazil	7.125%	1/20/37	11,425	16,388
Federative Republic of Brazil	11.000%	8/17/40	4,350	5,577
Federative Republic of Brazil	5.625%	1/7/41	26,250	32,091
Hydro-Quebec	7.500%	4/1/16	3,650	4,476
Hydro-Quebec	2.000%	6/30/16	10,000	10,385
Hydro-Quebec	1.375%	6/19/17	4,300	4,305
Hydro-Quebec	8.400%	1/15/22	3,040	4,420
Hydro-Quebec	8.050%	7/7/24	1,350	2,002
Hydro-Quebec	8.500%	12/1/29	100	163
Inter-American Development Bank	3.000%	4/22/14	20,725	21,664
Inter-American Development Bank	2.250%	7/15/15	9,625	10,091
Inter-American Development Bank	0.500%	8/17/15	4,900	4,885
Inter-American Development Bank	4.250%	9/14/15	3,450	3,832

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Inter-American Development Bank	5.125%	9/13/16	100	117
Inter-American Development Bank	1.375%	10/18/16	9,810	10,071
Inter-American Development Bank	1.125%	3/15/17	10,650	10,772
Inter-American Development Bank	2.375%	8/15/17	5,100	5,437
Inter-American Development Bank	1.750%	8/24/18	6,795	6,979
Inter-American Development Bank	3.875%	9/17/19	16,750	19,607
Inter-American Development Bank	3.875%	2/14/20	2,300	2,695
Inter-American Development Bank	7.000%	6/15/25	1,125	1,618
International Bank for
Reconstruction & Development	1.750%	7/15/13	16,350	16,574
International Bank for
Reconstruction & Development	3.500%	10/8/13	7,410	7,692
International Bank for
Reconstruction & Development	0.500%	11/26/13	2,525	2,530
International Bank for
Reconstruction & Development	1.125%	8/25/14	10,275	10,419
International Bank for
Reconstruction & Development	2.375%	5/26/15	31,070	32,619
International Bank for
Reconstruction & Development	2.125%	3/15/16	20,450	21,547
International Bank for
Reconstruction & Development	5.000%	4/1/16	9,975	11,498
International Bank for
Reconstruction & Development	1.000%	9/15/16	5,995	6,064
International Bank for
Reconstruction & Development	0.875%	4/17/17	32,975	33,140
International Bank for
Reconstruction & Development	7.625%	1/19/23	950	1,406
International Bank for
Reconstruction & Development	8.875%	3/1/26	450	765
International Finance Corp.	3.000%	4/22/14	11,675	12,204
International Finance Corp.	2.750%	4/20/15	3,250	3,434
International Finance Corp.	2.250%	4/11/16	5,000	5,278
International Finance Corp.	1.125%	11/23/16	14,950	15,190
International Finance Corp.	1.000%	4/24/17	5,650	5,689
International Finance Corp.	2.125%	11/17/17	10,175	10,716
8 Japan Bank for International Cooperation	2.875%	2/2/15	6,300	6,632
8 Japan Bank for International Cooperation	1.875%	9/24/15	6,065	6,248
8 Japan Bank for International Cooperation	2.500%	1/21/16	5,600	5,885
8 Japan Bank for International Cooperation	2.500%	5/18/16	6,200	6,505
8 Japan Bank for International Cooperation	2.250%	7/13/16	5,000	5,236
8 Japan Bank for International Cooperation	2.125%	2/7/19	5,000	5,147
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	2,675	2,945
8 Japan Finance Organization for Municipalities	5.000%	5/16/17	1,600	1,877
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	5,625	6,475
9 KFW	1.375%	7/15/13	18,400	18,582
9 KFW	4.000%	10/15/13	7,500	7,833
9 KFW	1.375%	1/13/14	30,475	30,804
9 KFW	3.500%	3/10/14	300	315
9 KFW	1.500%	4/4/14	275	280
9 KFW	4.125%	10/15/14	575	619
9 KFW	2.750%	10/21/14	20,090	21,045
9 KFW	1.000%	1/12/15	29,825	30,062
9 KFW	2.625%	3/3/15	11,875	12,478
9 KFW	0.625%	4/24/15	17,700	17,645
9 KFW	1.250%	10/26/15	15,400	15,625

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
9	KFW	2.625%	2/16/16	3,450	3,672
9	KFW	5.125%	3/14/16	14,000	16,108
9	KFW	2.000%	6/1/16	19,000	19,717
9	KFW	1.250%	10/5/16	15,230	15,412
9	KFW	4.875%	1/17/17	3,000	3,501
9	KFW	1.250%	2/15/17	29,000	29,244
9	KFW	4.375%	3/15/18	18,850	21,928
9	KFW	4.500%	7/16/18	6,425	7,549
9	KFW	4.875%	6/17/19	19,300	23,235
9	KFW	4.000%	1/27/20	5,500	6,302
9	KFW	2.750%	9/8/20	30,850	32,492
9	KFW	2.375%	8/25/21	9,590	9,720
9	KFW	0.000%	4/18/36	7,000	3,230
9	KFW	0.000%	6/29/37	5,450	2,437
	Korea Development Bank	5.750%	9/10/13	3,300	3,455
	Korea Development Bank	8.000%	1/23/14	3,150	3,435
	Korea Development Bank	4.375%	8/10/15	11,800	12,570
	Korea Development Bank	3.250%	3/9/16	1,180	1,215
	Korea Development Bank	4.000%	9/9/16	2,500	2,660
	Korea Development Bank	3.875%	5/4/17	2,500	2,661
	Korea Development Bank	3.500%	8/22/17	2,525	2,640
	Korea Finance Corp.	3.250%	9/20/16	4,000	4,103
	Korea Finance Corp.	4.625%	11/16/21	4,000	4,307
9	Landwirtschaftliche Rentenbank	4.125%	7/15/13	3,045	3,158
9	Landwirtschaftliche Rentenbank	3.125%	7/15/15	6,605	7,050
9	Landwirtschaftliche Rentenbank	4.875%	11/16/15	10,650	11,973
9	Landwirtschaftliche Rentenbank	2.500%	2/15/16	7,220	7,602
9	Landwirtschaftliche Rentenbank	2.125%	7/15/16	175	182
9	Landwirtschaftliche Rentenbank	5.125%	2/1/17	2,700	3,168
9	Landwirtschaftliche Rentenbank	1.875%	9/17/18	5,600	5,737
	Nordic Investment Bank	2.625%	10/6/14	4,000	4,166
	Nordic Investment Bank	2.500%	7/15/15	3,865	4,063
	Nordic Investment Bank	2.250%	3/15/16	4,250	4,475
	Nordic Investment Bank	5.000%	2/1/17	1,150	1,359
	Nordic Investment Bank	1.000%	3/7/17	2,250	2,264
	North American Development Bank	4.375%	2/11/20	975	1,113
10	Oesterreichische Kontrollbank AG	1.375%	1/21/14	14,250	14,351
10	Oesterreichische Kontrollbank AG	4.500%	3/9/15	2,600	2,817
10	Oesterreichische Kontrollbank AG	2.000%	6/3/16	2,500	2,558
10	Oesterreichische Kontrollbank AG	5.000%	4/25/17	4,025	4,669
	Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,839
	Pemex Project Funding Master Trust	5.750%	3/1/18	11,125	12,594
	Pemex Project Funding Master Trust	6.625%	6/15/35	9,100	10,781
	Pemex Project Funding Master Trust	6.625%	6/15/38	2,025	2,406
	People’s Republic of China	4.750%	10/29/13	1,800	1,891
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	5,150	5,216
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	3,350	3,462
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	13,325	14,940
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	12,250	12,570
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	12,275	13,548
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	2,300	2,854
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	9,575	11,637
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	9,260	10,129
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	8,325	8,945
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	8,025	9,497
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	7,700	9,000

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Petroleos Mexicanos	4.875%	3/15/15	9,875	10,597
Petroleos Mexicanos	8.000%	5/3/19	1,675	2,140
Petroleos Mexicanos	6.000%	3/5/20	5,000	5,796
Petroleos Mexicanos	5.500%	1/21/21	7,645	8,638
6 Petroleos Mexicanos	4.875%	1/24/22	10,850	11,767
Petroleos Mexicanos	6.500%	6/2/41	6,800	7,937
6 Petroleos Mexicanos	6.500%	6/2/41	3,925	4,582
6 Petroleos Mexicanos	5.500%	6/27/44	2,400	2,398
Province of British Columbia	2.850%	6/15/15	6,100	6,487
Province of British Columbia	2.100%	5/18/16	13,280	13,894
Province of British Columbia	2.650%	9/22/21	200	211
Province of British Columbia	1.200%	4/25/17	2,900	2,932
Province of Manitoba	1.375%	4/28/14	7,000	7,111
Province of Manitoba	2.625%	7/15/15	1,475	1,558
Province of Manitoba	4.900%	12/6/16	6,065	7,127
Province of Manitoba	1.300%	4/3/17	4,050	4,109
Province of New Brunswick	2.750%	6/15/18	7,575	8,142
Province of Nova Scotia	2.375%	7/21/15	6,390	6,680
Province of Nova Scotia	5.125%	1/26/17	1,000	1,177
Province of Nova Scotia	9.125%	5/1/21	1,280	1,936
Province of Ontario	1.375%	1/27/14	14,675	14,869
Province of Ontario	4.100%	6/16/14	13,250	14,132
Province of Ontario	2.950%	2/5/15	1,475	1,557
Province of Ontario	0.950%	5/26/15	15,000	15,072
Province of Ontario	2.700%	6/16/15	10,800	11,383
Province of Ontario	1.875%	9/15/15	2,500	2,576
Province of Ontario	4.750%	1/19/16	4,325	4,878
Province of Ontario	5.450%	4/27/16	5,675	6,584
Province of Ontario	2.300%	5/10/16	26,290	27,443
Province of Ontario	1.600%	9/21/16	9,200	9,372
Province of Ontario	3.150%	12/15/17	5,525	6,002
Province of Ontario	3.000%	7/16/18	2,550	2,730
Province of Ontario	4.000%	10/7/19	3,750	4,249
Province of Ontario	4.400%	4/14/20	9,200	10,675
Province of Ontario	2.450%	6/29/22	2,025	2,016
Province of Saskatchewan	7.375%	7/15/13	425	455
Quebec	4.875%	5/5/14	275	297
Quebec	4.600%	5/26/15	2,250	2,501
Quebec	5.125%	11/14/16	7,275	8,524
Quebec	4.625%	5/14/18	7,000	8,213
Quebec	3.500%	7/29/20	7,770	8,585
Quebec	2.750%	8/25/21	8,475	8,837
Quebec	7.125%	2/9/24	325	456
Quebec	7.500%	9/15/29	6,875	10,562
Region of Lombardy Italy	5.804%	10/25/32	1,050	834
Republic of Chile	3.875%	8/5/20	6,850	7,613
Republic of Columbia	8.250%	12/22/14	2,000	2,335
Republic of Columbia	7.375%	1/27/17	4,900	6,069
Republic of Columbia	7.375%	3/18/19	12,550	16,378
Republic of Columbia	11.750%	2/25/20	1,050	1,677
Republic of Columbia	4.375%	7/12/21	9,795	11,005
Republic of Columbia	8.125%	5/21/24	2,800	4,060
Republic of Columbia	7.375%	9/18/37	4,500	6,660
Republic of Columbia	6.125%	1/18/41	16,250	21,145
Republic of Finland	6.950%	2/15/26	1,000	1,427
Republic of Italy	2.125%	9/16/13	13,075	12,924

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of Italy	4.500%	1/21/15	4,000	4,010
Republic of Italy	3.125%	1/26/15	13,815	13,331
Republic of Italy	4.750%	1/25/16	14,850	14,664
Republic of Italy	5.250%	9/20/16	10,855	10,801
Republic of Italy	5.375%	6/12/17	9,400	9,353
Republic of Italy	6.875%	9/27/23	5,725	5,732
Republic of Italy	5.375%	6/15/33	5,650	5,043
Republic of Korea	5.750%	4/16/14	3,375	3,628
Republic of Korea	4.875%	9/22/14	6,785	7,287
Republic of Korea	7.125%	4/16/19	3,175	4,006
Republic of Korea	5.625%	11/3/25	575	691
Republic of Panama	5.200%	1/30/20	10,455	12,228
Republic of Panama	7.125%	1/29/26	6,500	8,791
3 Republic of Panama	6.700%	1/26/36	9,648	12,932
Republic of Peru	7.125%	3/30/19	12,350	15,993
Republic of Peru	7.350%	7/21/25	1,525	2,145
Republic of Peru	8.750%	11/21/33	11,427	18,679
3 Republic of Peru	6.550%	3/14/37	5,200	7,085
Republic of Peru	5.625%	11/18/50	3,000	3,629
Republic of Poland	5.250%	1/15/14	800	844
Republic of Poland	3.875%	7/16/15	13,550	14,295
Republic of Poland	5.000%	10/19/15	750	820
Republic of Poland	6.375%	7/15/19	16,585	19,550
Republic of Poland	5.125%	4/21/21	7,850	8,684
Republic of Poland	5.000%	3/23/22	4,560	4,977
Republic of South Africa	6.875%	5/27/19	7,375	9,090
Republic of South Africa	5.500%	3/9/20	5,890	6,766
Republic of South Africa	4.665%	1/17/24	5,300	5,717
Republic of South Africa	6.250%	3/8/41	7,100	8,928
State of Israel	5.125%	3/1/14	200	211
State of Israel	5.500%	11/9/16	3,480	3,964
State of Israel	5.125%	3/26/19	5,350	6,052
State of Israel	4.000%	6/30/22	8,300	8,551
Statoil ASA	3.875%	4/15/14	1,250	1,318
Statoil ASA	2.900%	10/15/14	950	997
Statoil ASA	1.800%	11/23/16	300	308
Statoil ASA	3.125%	8/17/17	5,590	6,029
Statoil ASA	5.250%	4/15/19	7,215	8,598
Statoil ASA	3.150%	1/23/22	3,175	3,314
Statoil ASA	7.250%	9/23/27	1,975	2,785
6 Statoil ASA	6.500%	12/1/28	225	301
Statoil ASA	7.150%	1/15/29	1,165	1,641
Statoil ASA	5.100%	8/17/40	4,000	4,778
Statoil ASA	4.250%	11/23/41	1,300	1,380
Svensk Exportkredit AB	3.250%	9/16/14	5,050	5,311
Svensk Exportkredit AB	1.750%	10/20/15	2,600	2,646
Svensk Exportkredit AB	2.125%	7/13/16	7,360	7,579
Svensk Exportkredit AB	5.125%	3/1/17	550	634
Svensk Exportkredit AB	1.750%	5/30/17	4,050	4,067
United Mexican States	5.875%	2/17/14	8,025	8,595
United Mexican States	6.625%	3/3/15	2,975	3,368
United Mexican States	11.375%	9/15/16	1,325	1,852
United Mexican States	5.625%	1/15/17	31,620	36,829
United Mexican States	5.950%	3/19/19	9,725	11,840
United Mexican States	5.125%	1/15/20	27,890	32,698
United Mexican States	3.625%	3/15/22	7,050	7,450

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Mexican States	8.300%	8/15/31	3,125	4,820
United Mexican States	6.750%	9/27/34	12,225	16,628
United Mexican States	6.050%	1/11/40	18,760	24,060
United Mexican States	4.750%	3/8/44	7,125	7,618
United Mexican States	5.750%	10/12/10	4,550	5,160
Total Sovereign Bonds (Cost $2,472,287)				2,631,105
Taxable Municipal Bonds (1.0%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	100	128
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	575	803
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	400	476
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	3,000	3,674
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	1,090	1,262
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	750	1,022
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	3,050	4,420
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	875	1,104
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,500	2,052
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,283	5,717
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,025	1,461
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	4,065	5,730
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	2,250	2,373
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	750	842
California GO	5.250%	4/1/14	1,675	1,797
California GO	3.950%	11/1/15	2,550	2,753
California GO	5.750%	3/1/17	4,000	4,617
California GO	6.200%	3/1/19	1,100	1,297
California GO	6.200%	10/1/19	4,935	5,813
California GO	5.700%	11/1/21	4,655	5,360
California GO	7.500%	4/1/34	14,380	18,001
California GO	7.550%	4/1/39	11,545	14,956
California GO	7.300%	10/1/39	1,200	1,499
California GO	7.350%	11/1/39	9,525	11,969
California GO	7.625%	3/1/40	2,950	3,810
California GO	7.600%	11/1/40	2,900	3,744
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	550	701
Chicago IL Board of Education GO	6.319%	11/1/29	1,025	1,186
Chicago IL Board of Education GO	6.138%	12/1/39	400	446
Chicago IL GO	7.781%	1/1/35	825	1,096
Chicago IL Metropolitan Water
Reclamation District GO	5.720%	12/1/38	2,675	3,380
Chicago IL O’Hare International Airport Revenue	6.845%	1/1/38	400	455

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	600	768
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,650	1,815
Chicago IL Transit Authority Transfer
Tax Receipts Revenue	6.899%	12/1/40	3,065	3,613
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	600	767
Chicago IL Water Revenue	6.742%	11/1/40	900	1,202
Clark County NV Airport Revenue	6.881%	7/1/42	550	629
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	2,350	2,948
Connecticut GO	5.090%	10/1/30	800	908
Connecticut GO	5.850%	3/15/32	6,665	8,388
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	100	118
Cook County IL GO	6.229%	11/15/34	750	841
Curators of the University of Missouri
System Facilities Revenue	5.960%	11/1/39	1,000	1,336
Curators of the University of Missouri
System Facilities Revenue	5.792%	11/1/41	2,700	3,565
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,105
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,650	1,979
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,100	1,523
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,675	3,265
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,841
Dartmouth College New Hampshire GO	4.750%	6/1/19	275	325
Denver CO City & County School
District No. 1 GO	5.664%	12/1/33	525	663
Denver CO Public Schools Revenue
(City & County of Denver School
District No. 1) COP	7.017%	12/15/37	1,050	1,344
District of Columbia Income Tax Revenue	5.591%	12/1/34	450	559
District of Columbia Income Tax Revenue	5.582%	12/1/35	650	809
East Baton Rouge LA Sewer
Commission Revenue	6.087%	2/1/45	975	1,091
East Bay CA Municipal Utility District
Water System Revenue	5.874%	6/1/40	4,400	5,962
George Washington University
District of Columbia GO	3.485%	9/15/22	4,400	4,642
Georgia GO	4.503%	11/1/25	2,300	2,657
Georgia Municipal Electric Power
Authority Revenue	6.637%	4/1/57	6,445	7,516
Georgia Municipal Electric Power
Authority Revenue	6.655%	4/1/57	2,250	2,592
Georgia Municipal Electric Power
Authority Revenue	7.055%	4/1/57	1,325	1,420
Harvard University Massachusetts GO	4.875%	10/15/40	2,925	3,611
Howard Hughes Medical Institute
Maryland Revenue	3.450%	9/1/14	1,450	1,539
Illinois GO	4.071%	1/1/14	5,980	6,171
Illinois GO	4.511%	3/1/15	3,350	3,546
Illinois GO	5.365%	3/1/17	3,000	3,306
Illinois GO	5.665%	3/1/18	5,000	5,537
Illinois GO	4.950%	6/1/23	5,125	5,224
Illinois GO	5.100%	6/1/33	29,230	27,594
Illinois GO	6.630%	2/1/35	1,050	1,137
Illinois GO	6.725%	4/1/35	3,250	3,554

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Illinois GO	7.350%	7/1/35	4,200	4,866
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	460	569
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	625	746
	Indianapolis IN Local Public
	Improvement Revenue	6.116%	1/15/40	3,700	4,814
	Johns Hopkins University Maryland GO	5.250%	7/1/19	2,275	2,740
11	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	1,525	1,786
	Kentucky Asset/Liability Commission
	General Fund Revenue	3.165%	4/1/18	300	309
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	650	858
	Los Angeles CA Community College District GO	6.600%	8/1/42	2,150	2,842
	Los Angeles CA Department of
	Water & Power Revenue	5.716%	7/1/39	850	1,046
	Los Angeles CA Department of
	Water & Power Revenue	6.008%	7/1/39	2,400	3,053
	Los Angeles CA Department of
	Water & Power Revenue	6.166%	7/1/40	600	677
	Los Angeles CA Department of
	Water & Power Revenue	6.574%	7/1/45	5,215	7,500
	Los Angeles CA Department of
	Water & Power Revenue	6.603%	7/1/50	500	721
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,500	1,747
	Los Angeles CA Unified School District GO	5.750%	7/1/34	7,190	8,447
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue	5.735%	6/1/39	2,200	2,746
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.488%	8/1/33	1,700	2,099
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	850	1,056
	Maryland Transportation Authority
	Facilities Projects Revenue	5.888%	7/1/43	800	1,040
	Massachusetts GO	4.200%	12/1/21	3,000	3,413
	Massachusetts GO	5.456%	12/1/39	3,640	4,565
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	2,100	2,693
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	475	633
	Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	2,415	2,908
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	1,500	1,695
	Metropolitan Government of Nashville &
	Davidson County TN GO	5.707%	7/1/34	1,000	1,211
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	525	623
	Metropolitan Water District of Southern
	California Water Revenue	6.947%	7/1/40	650	784
	Mississippi GO	5.245%	11/1/34	700	834
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	600	740
12	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	4,065	4,986
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	2,355	2,769
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	5,290	7,103

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
13	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	735	761
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,400	6,439
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,790	6,761
	New York City NY GO	6.646%	12/1/31	100	122
	New York City NY GO	6.246%	6/1/35	950	1,072
	New York City NY GO	5.968%	3/1/36	1,840	2,286
	New York City NY GO	5.985%	12/1/36	600	747
	New York City NY GO	5.517%	10/1/37	3,225	3,804
	New York City NY GO	6.271%	12/1/37	3,450	4,438
	New York City NY GO	5.846%	6/1/40	750	866
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	500	639
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,467
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	1,150	1,515
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	350	465
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	1,400	1,745
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	3,890	5,060
	New York City NY Transitional Finance
	Authority Building Aid Revenue	6.828%	7/15/40	2,500	3,404
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	750	912
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	3,300	4,000
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	1,000	1,214
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,950	5,777
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	400	501
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.548%	11/15/31	300	378
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,158
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.648%	11/15/39	2,340	3,064
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.668%	11/15/39	2,000	2,610
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.500%	3/15/30	3,745	4,463
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	1,250	1,505
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	900	1,082
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.389%	3/15/40	750	934
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,941
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.838%	3/15/40	650	812
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	3,525	4,722
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,575	1,900
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,135	1,231

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,000	1,134
	Orange County CA Local Transportation
	Authority Sales Tax Revenue	6.908%	2/15/41	650	907
	Oregon Department Transportation Highway
	Usertax Revenue	5.834%	11/15/34	1,050	1,353
	Oregon GO	5.762%	6/1/23	650	822
	Oregon GO	5.892%	6/1/27	975	1,231
13	Oregon School Boards Association GO	4.759%	6/30/28	700	794
11	Oregon School Boards Association GO	5.528%	6/30/28	375	448
	Partners Healthcare System Massachusetts GO	3.443%	7/1/21	1,700	1,752
	Pennsylvania GO	4.650%	2/15/26	850	991
	Pennsylvania GO	5.350%	5/1/30	3,000	3,330
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	1,000	1,126
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	550	656
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	550	660
	Port Authority of New York &
	New Jersey Revenue	6.040%	12/1/29	850	1,087
	Port Authority of New York &
	New Jersey Revenue	5.647%	11/1/40	4,700	5,705
	Port Authority of New York &
	New Jersey Revenue	4.926%	10/1/51	4,465	4,942
	Princeton University New Jersey GO	5.700%	3/1/39	1,500	2,055
	Puerto Rico Government Development Bank GO	3.670%	5/1/14	2,000	2,042
	Puerto Rico Government Development Bank GO	4.704%	5/1/16	1,750	1,827
	Regional Transportation District of
	Colorado Sales Tax Revenue	5.844%	11/1/50	1,400	1,877
	Rutgers State University NJ Revenue	5.665%	5/1/40	725	911
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.839%	1/1/41	750	875
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,500	2,039
	San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	1,175	1,529
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	2,075	2,696
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	3,060	3,390
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,340	1,768
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.000%	11/1/40	1,600	2,006
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.950%	11/1/50	3,000	4,215
	Santa Clara Valley CA Transportation Authority
	Sales Tax Revenue	5.876%	4/1/32	3,855	4,755
	Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	775	875
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	4,125	5,733
	Texas GO	5.517%	4/1/39	1,590	2,068
	Texas Transportation Commission Revenue	5.028%	4/1/26	750	913
	Texas Transportation Commission Revenue	5.178%	4/1/30	3,300	4,027
	Texas Transportation Commission Revenue	4.631%	4/1/33	2,300	2,675
	Texas Transportation Commission Revenue	4.681%	4/1/40	1,375	1,619
	Tufts University Massachusetts GO	5.017%	4/15/12	4,700	5,299
	University of California Regents
	Medical Center Revenue	6.548%	5/15/48	1,600	2,093
	University of California Regents
	Medical Center Revenue	6.583%	5/15/49	975	1,290
	University of California Revenue	0.887%	7/1/13	600	602
	University of California Revenue	5.770%	5/15/43	5,790	7,066

Total Bond Market II Index Fund

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
University of California Revenue	5.946%	5/15/45	4,950	6,144
University of California Revenue	4.858%	5/15/12	4,125	4,198
University of Massachusetts Building
Authority Revenue	5.450%	11/1/40	600	741
University of Pennsylvania GO	4.674%	9/1/12	5,500	6,150
University of Southern California Revenue	5.250%	10/1/11	1,800	2,327
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	650	816
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	525	617
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	150	188
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,665	2,033
University of Virginia Revenue	6.200%	9/1/39	1,000	1,428
Utah GO	4.554%	7/1/24	1,000	1,187
Utah GO	3.539%	7/1/25	2,300	2,564
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	100	135
Virginia Commonwealth Transportation
Board Revenue	5.350%	5/15/35	730	906
Washington GO	5.090%	8/1/33	3,825	4,485
Washington GO	5.481%	8/1/39	270	338
Washington GO	5.140%	8/1/40	1,920	2,300
11	Wisconsin GO	4.800%	5/1/13	775	803
11	Wisconsin GO	5.700%	5/1/26	1,800	2,113
Total Taxable Municipal Bonds (Cost $458,286)	542,424

Shares
Temporary Cash Investment (5.6%)
Money Market Fund (5.6%)
14	Vanguard Market Liquidity Fund (Cost $3,193,883)	0.148%	3,193,882,741	3,193,883
Total Investments (104.0%) (Cost $56,212,601)	59,180,128
Other Assets and Liabilities (-4.0%)
Other Assets	1,468,370
Liabilities	(3,762,224)
(2,293,854)
Net Assets (100%)	56,886,274

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	59,180,128
Receivables for Investment Securities Sold	508,768
Receivables for Capital Shares Issued	534,837
Other Assets	424,765
Total Assets	60,648,498
Liabilities
Payables for Investment Securities Purchased	3,575,905
Other Liabilities	186,319
Total Liabilities	3,762,224
Net Assets	56,886,274

Total Bond Market II Index Fund

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	53,712,501
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	206,246
Unrealized Appreciation (Depreciation)	2,967,527
Net Assets	56,886,274

Investor Shares—Net Assets
Applicable to 3,660,947,422 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	40,152,980
Net Asset Value Per Share—Investor Shares	$10.97

Institutional Shares—Net Assets
Applicable to 1,525,654,801 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,733,294
Net Asset Value Per Share—Institutional Shares	$10.97

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2012.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $148,144,000, representing 0.3% of net assets.
7 Non-income-producing security—security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Interest[1]	704,438
Total Income	704,438
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,574
Management and Administrative—Investor Shares	15,958
Management and Administrative—Institutional Shares	1,053
Marketing and Distribution—Investor Shares	5,705
Marketing and Distribution—Institutional Shares	2,378
Custodian Fees	322
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	25
Total Expenses	27,018
Net Investment Income	677,420
Realized Net Gain (Loss) on Investment Securities Sold	209,892
Change in Unrealized Appreciation (Depreciation) of Investment Securities	376,527
Net Increase (Decrease) in Net Assets Resulting from Operations	1,263,839
1 Interest income from an affiliated company of the fund was $1,814,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	677,420	1,276,401
Realized Net Gain (Loss)	209,892	606,244
Change in Unrealized Appreciation (Depreciation)	376,527	1,449,483
Net Increase (Decrease) in Net Assets Resulting from Operations	1,263,839	3,332,128
Distributions
Net Investment Income
Investor Shares	(474,563)	(912,622)
Institutional Shares	(202,857)	(363,779)
Realized Capital Gain[1]
Investor Shares	(54,346)	(322,238)
Institutional Shares	(22,944)	(128,546)
Total Distributions	(754,710)	(1,727,185)
Capital Share Transactions
Investor Shares	4,164,077	6,660,476
Institutional Shares	2,183,714	3,327,888
Net Increase (Decrease) from Capital Share Transactions	6,347,791	9,988,364
Total Increase (Decrease)	6,856,920	11,593,307
Net Assets
Beginning of Period	50,029,354	38,436,047
End of Period	56,886,274	50,029,354

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $41,221,000 and $193,837,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Investor Shares
	Six Months			Jan. 26,
	Ended	Year Ended		2009[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.87	$10.50	$10.26	$10.00
Investment Operations
Net Investment Income	.134	.315	.345	.358
Net Realized and Unrealized Gain (Loss) on Investments	.115	.470	.308	.260
Total from Investment Operations	.249	.785	.653	.618
Distributions
Dividends from Net Investment Income	(.134)	(.315)	(.345)	(.358)
Distributions from Realized Capital Gains	(.015)	(.100)	(.068)	—
Total Distributions	(.149)	(.415)	(.413)	(.358)
Net Asset Value, End of Period	$10.97	$10.87	$10.50	$10.26

Total Return[2]	2.31%	7.59%	6.42%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,153	$35,626	$27,807	$20,432
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.11%[3]
Ratio of Net Investment Income to Average Net Assets	2.47%	2.94%	3.25%	3.76%[3]
Portfolio Turnover Rate	100%[4]	134%[4]	105%[4]	110%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Includes 21%, 41%, and 31% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Institutional Shares
	Six Months			Feb. 17,
	Ended	Year Ended		2009[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.87	$10.50	$10.26	$10.03
Investment Operations
Net Investment Income	.138	.322	.350	.338
Net Realized and Unrealized Gain (Loss) on Investments	.115	.470	.308	.230
Total from Investment Operations	.253	.792	.658	.568
Distributions
Dividends from Net Investment Income	(.138)	(.322)	(.350)	(.338)
Distributions from Realized Capital Gains	(.015)	(.100)	(.068)	—
Total Distributions	(.153)	(.422)	(.418)	(.338)
Net Asset Value, End of Period	$10.97	$10.87	$10.50	$10.26

Total Return	2.34%	7.67%	6.47%	5.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,733	$14,403	$10,629	$7,076
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%[2]
Ratio of Net Investment Income to Average Net Assets	2.54%	3.01%	3.30%	3.80%[2]
Portfolio Turnover Rate	100%[3]	134%[3]	105%[3]	110%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Includes 21%, 41%, and 31% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Notes to Financial Statements

Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds-of-funds as well as certain similar trusts and accounts (“eligible investors”). The fund is not available to other investors. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and

Total Bond Market II Index Fund

receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $8,404,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 3.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Total Bond Market II Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	39,483,055	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,317,778	—
Corporate Bonds	—	12,011,883	—
Sovereign Bonds	—	2,631,105	—
Taxable Municipal Bonds	—	542,424	—
Temporary Cash Investments	3,193,883	—	—
Total	3,193,883	55,986,245	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At June 30, 2012, the cost of investment securities for tax purposes was $56,212,601,000. Net unrealized appreciation of investment securities for tax purposes was $2,967,527,000, consisting of unrealized gains of $2,995,197,000 on securities that had risen in value since their purchase and $27,670,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2012, the fund purchased $2,976,864,000 of investment securities and sold $917,255,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $29,994,913,000 and $26,074,842,000, respectively.

Total Bond Market II Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	6,181,745	567,939	14,291,256	1,331,278
Issued in Lieu of Cash Distributions	451,649	41,401	1,234,860	114,928
Redeemed	(2,469,317)	(225,439)	(8,865,640)	(817,930)
Net Increase (Decrease)—Investor Shares	4,164,077	383,901	6,660,476	628,276
Institutional Shares
Issued	3,215,935	295,339	6,184,677	575,475
Issued in Lieu of Cash Distributions	225,330	20,655	492,325	45,803
Redeemed	(1,257,551)	(115,155)	(3,349,114)	(308,997)
Net Increase (Decrease)—Institutional Shares	2,183,714	200,839	3,327,888	312,281

G. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market II Index Fund	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,023.07	$0.60
Institutional Shares	1,000.00	1,023.43	0.25
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.27	$0.60
Institutional Shares	1,000.00	1,024.61	0.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for Investor Shares and 0.05% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Bond Market II Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the fund since its inception in 2009 and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception in 2009 against its target index and peer group. The board concluded that the fund had performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. In general, the longer the average maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
IndependentTrustees	of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6352 082012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 21, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.